UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 27 of its series:

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, Wells Fargo Dynamic Target 2060 Fund, Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo WealthBuilder Conservative Allocation Fund, Wells Fargo WealthBuilder Growth Allocation Fund, Wells Fargo WealthBuilder Growth Balanced Fund, Wells Fargo WealthBuilder Moderate Balanced Fund, and Wells Fargo WealthBuilder Equity Fund.

Date of reporting period: November 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

November 30, 2017

Allocation Funds

∎	Wells Fargo Growth Balanced Fund

∎	Wells Fargo Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Allocation Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Allocation Funds for the six-month period that ended November 30, 2017. In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks returned 10.89% and 9.38%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net),2 respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 0.68% and the Bloomberg Barclays Municipal Bond Index4 returned 0.40%.

Global growth strengthened in June and through the third quarter of 2017, and investment markets generally advanced.

From June through September, most stock markets worldwide moved higher and were at or near all-time highs as September ended. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. Global commodity prices climbed; oil prices rebounded, partly due to a better balance between supply and demand. While North Korea’s missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on stock returns.

In the U.S., economic data released in the third quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, after raising the target interest rate by a quarter percentage point in June—to a range of 1.00% to 1.25%—the Federal Reserve (Fed) chose to maintain that target throughout the third quarter, noting that inflation had remained below the Fed’s 2.00% objective. Reflecting continued confidence in the U.S. economy, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October.

Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which has led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. Also, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Allocation Funds	3

Positive economic and market news generally continued into October and November.

October proved to be a strong month for U.S. stocks. The S&P 500 Index delivered 11 record closes amid rising consumer confidence and signs the economy was continuing to gain momentum, including news in late October that economic output was estimated to have grown at a 3.0% annual rate in the third quarter. At its October meeting, the Fed, in a unanimous vote, left short-term interest rates unchanged but signaled it could make another rate increase before the end of 2017 if the economy remains on track. The Fed also began the process of unwinding its quantitative easing program. Outside the U.S., international stocks generally delivered positive results in October as global economic growth continued to strengthen.

Economic data released in November indicated that the U.S. economy was continuing its steady expansion, even though inflation remained low. The U.S. Bureau of Economic Analysis raised its estimate of third-quarter economic growth to 3.3% during November, consumers increased their spending, and U.S. companies continued to deliver solid earnings gains. As November ended, major U.S. stock indexes climbed to record levels, propelled by investors’ rising confidence that the U.S. Senate would pass its version of a tax-overhaul bill. The optimism led many investors to sell U.S. Treasury bonds in order to purchase stocks, which pushed government bond yields higher. Outside the U.S., stock markets generally delivered favorable monthly results, and economies continued to improve. Within the eurozone, for example, accelerating growth and falling unemployment helped boost the eurozone economic indicator to its highest level in 17 years in November.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Analytic Investors, LLC

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

LSV Asset Management

Peregrine Capital Management, LLC

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2017

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFGBX)	10-14-1998	9.01	9.07	4.84	15.66	10.37	5.46	1.34	1.20
Class C (WFGWX)	10-1-1998	13.79	9.55	4.67	14.79	9.55	4.67	2.09	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	15.96	10.65	5.72	1.26	0.95
Growth Balanced Blended Index[3]	–	–	–	–	15.55	10.10	6.52	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	3.21	1.98	3.99	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	27.59	7.06	1.47	–	–
Russell 3000® Index[6]	–	–	–	–	22.27	15.63	8.43	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	5

Wells Fargo Growth Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2017[7]
Wells Fargo Managed Fixed Income Portfolio	24.26
Wells Fargo Disciplined U.S. Core Fund Class R6	13.05
Wells Fargo Diversified Large Cap Growth Portfolio	13.03
Wells Fargo Large Company Value Portfolio	10.21
Wells Fargo International Value Portfolio	9.81
Wells Fargo International Growth Portfolio	9.64
Wells Fargo Core Bond Portfolio	6.93
Wells Fargo Real Return Portfolio	3.47
Wells Fargo Small Company Value Portfolio	3.31
Wells Fargo C&B Large Cap Value Portfolio	3.06

Current target allocation as of November 30, 2017[8]

Neutral target allocation

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

6	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund (continued)

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.50% in acquired fund fees and expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from funds in which the affiliated master portfolios invest, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Blended Index is weighted 45% in the Russell 3000® Index, 35% in the Bloomberg Barclays U.S. Aggregate Bond Index, and 20% in the MSCI ACWI ex USA Index (Net). Prior to November 30, 2017, the Growth Balanced Blended Index was weighted 35% in the Bloomberg Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Growth Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 9.75% in the MSCI EAFE Index (Net), and 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the Unites States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. These amounts are subject to change and may have changed since the date specified.

This page is intentionally left blank.

8	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Analytic Investors, LLC

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

LSV Asset Management

Peregrine Capital Management, LLC

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2017

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFMAX)	1-30-2004	4.10	5.91	4.08	10.45	7.17	4.70	1.32	1.15
Class C (WFBCX)	1-30-2004	8.62	6.37	3.91	9.62	6.37	3.91	2.07	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	10.75	7.44	4.95	1.24	0.90
Moderate Balanced Blended Index[3]	–	–	–	–	10.36	6.74	5.21	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	3.21	1.98	3.99	–	–
Bloomberg Barclays U.S. Short Treasury 9-12 Months Index[5]	–	–	–	–	0.69	0.41	0.90	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	27.27	8.24	1.55	–	–
Russell 1000® Growth Index[7]	–	–	–	–	30.81	17.14	9.87	–	–
Russell 1000® Value Index[8]	–	–	–	–	14.83	14.17	6.84	–	–
Russell 2000® Index[9]	–	–	–	–	18.34	15.02	8.75	–	–
S&P 500 Index[10]	–	–	–	–	22.87	15.74	8.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 10.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	9

Wells Fargo Moderate Balanced Fund (continued)

Ten largest holdings as of November 30, 2017[11]
Wells Fargo Managed Fixed Income Portfolio	20.20
Wells Fargo Stable Income Portfolio	9.65
Wells Fargo Diversified Large Cap Growth Portfolio	6.53
Wells Fargo Disciplined U.S. Core Fund Class R6	6.50
Wells Fargo Core Bond Portfolio	5.77
Wells Fargo Large Company Value Portfolio	4.40
Wells Fargo Real Return Portfolio	2.89
Wells Fargo C&B Large Cap Value Portfolio	2.21
Wells Fargo International Value Portfolio	1.96
Wells Fargo International Growth Portfolio	1.94

Current target allocation as of November 30, 2017[12]

Neutral target allocation

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 10.

10	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund (continued)

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.46% in acquired fund fees and expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from funds in which the affiliated master portfolios invest, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Blended Index is weighted 45% in the Bloomberg Barclays U.S. Aggregate Bond Index, 15% in the Bloomberg Barclays U.S. Short Treasury 9-12 Months Index, 10% in the Russell 1000® Growth Index, 10% in the Russell 1000® Value Index, 10% in the S&P 500 Index, 6% in the MSCI EAFE Index (Net), and 4% in the Russell 2000® Index. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Short Treasury 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[10]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[11]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[12]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/ or short futures contracts held as part of dynamic risk management strategy. These amounts are subject to change and may have changed since the date specified.

Fund expenses (unaudited)	Wells Fargo Allocation Funds	11

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2017 to November 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Growth Balanced Fund[1]	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period[2]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,071.51	$6.23	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Class C
Actual	$1,000.00	$1,067.38	$10.11	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Administrator Class
Actual	$1,000.00	$1,072.92	$4.94	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Moderate Balanced Fund[1]
Class A
Actual	$1,000.00	$1,046.44	$5.90	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Class C
Actual	$1,000.00	$1,042.23	$9.73	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Administrator Class
Actual	$1,000.00	$1,047.72	$4.62	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

[1]	Amounts include any net expenses allocated from the affiliated Master Portfolios to the Fund.

[2]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

12	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

GROWTH BALANCED FUND

Security name			Shares	Value

Investment Companies: 100.03%

Affiliated Master Portfolios: 86.98%
Wells Fargo C&B Large Cap Value Portfolio				$7,540,935
Wells Fargo Core Bond Portfolio				17,060,432
Wells Fargo Diversified Large Cap Growth Portfolio				32,066,675
Wells Fargo Emerging Growth Portfolio				3,994,705
Wells Fargo International Growth Portfolio				23,716,828
Wells Fargo International Value Portfolio				24,129,532
Wells Fargo Large Company Value Portfolio				25,129,263
Wells Fargo Managed Fixed Income Portfolio				59,681,658
Wells Fargo Real Return Portfolio				8,529,688
Wells Fargo Small Company Growth Portfolio				4,029,070
Wells Fargo Small Company Value Portfolio				8,140,647

				214,019,433

Affiliated Stock Funds: 13.05%
Wells Fargo Disciplined U.S. Core Fund Class R6 †			1,768,323	32,112,738

Total Investment Companies (Cost $213,838,103)				246,132,171

	Yield	Maturity date	Principal
Short-Term Investments: 0.07%

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #(z)	1.25%	3-1-2018	$170,000	169,469

Total Short-Term Investments (Cost $169,465)				169,469

Total investments in securities (Cost $214,007,568)	100.10%	246,301,640
Other assets and liabilities, net	(0.10)	(249,181)

Total net assets	100.00%	$246,052,459

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(144)	3-20-2018	$(17,959,405)	$(17,862,750)	$96,655	$0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	13

GROWTH BALANCED FUND

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	1,768,323	0	1,768,323	$265,248	$32,112,738	13.05%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Securities lending income from affiliates allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	4%		2%		$720,832	$256,858	$103,903	$3,436	$952	$7,540,935
Wells Fargo Core Bond Portfolio	0	*	0	*	52,290	(103,015)	0	207,858	882	17,060,432
Wells Fargo Diversified Large Cap Growth Portfolio	38		34		4,144,925	789,168	226,960	1,775	968	32,066,675
Wells Fargo Emerging Growth Portfolio	1		0	*	284,502	270,934	3,658	266	1,209	3,994,705
Wells Fargo Index Portfolio	2		0		2,964,117	51,104	390,126	1,975	659	0
Wells Fargo International Growth Portfolio	9		57		2,719,661	(1,608,868)	62,740	800	2,238	23,716,828
Wells Fargo International Value Portfolio	2		3		46,123	894,702	192,760	341	5,181	24,129,532
Wells Fargo Large Company Value Portfolio	37		37		860,155	1,473,901	274,501	2,222	0	25,129,263
Wells Fargo Managed Fixed Income Portfolio	53		55		174,520	(415,727)	0	1,009,375	512	59,681,658
Wells Fargo Real Return Portfolio	9		6		(24,093)	3,928	31,949	104,123	306	8,529,688
Wells Fargo Small Company Growth Portfolio	0	*	0	*	26,146	460,576	9,998	711	2,634	4,029,070
Wells Fargo Small Company Value Portfolio	4		5		776,554	253,184	61,435	1,034	6,941	8,140,647

					$12,745,732	$2,326,745	$1,358,030	$1,333,916	$22,482	$214,019,433	86.98%

*	The amount owned is less than 0.5%.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

MODERATE BALANCED FUND

Security name			Shares	Value

Investment Companies: 100.66%

Affiliated Master Portfolios: 90.54%
Wells Fargo C&B Large Cap Value Portfolio				$5,428,853
Wells Fargo Core Bond Portfolio				14,200,770
Wells Fargo Diversified Large Cap Growth Portfolio				16,077,626
Wells Fargo Emerging Growth Portfolio				1,608,479
Wells Fargo International Growth Portfolio				4,785,045
Wells Fargo International Value Portfolio				4,821,640
Wells Fargo Large Company Value Portfolio				10,814,612
Wells Fargo Managed Fixed Income Portfolio				49,695,200
Wells Fargo Real Return Portfolio				7,102,425
Wells Fargo Small Company Growth Portfolio				1,624,826
Wells Fargo Small Company Value Portfolio				3,259,864
Wells Fargo Stable Income Portfolio				23,738,532

				143,157,872

Affiliated Stock Funds: 10.12%
Wells Fargo Disciplined U.S. Core Fund Class R6 †			880,889	15,996,944

Total Investment Companies (Cost $145,227,447)				159,154,816

	Yield	Maturity date	Principal
Short-Term Investments: 0.07%

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #(z)	1.25%	3-1-2018	$110,000	109,657

Total Short-Term Investments (Cost $109,654)				109,657

Total investments in securities (Cost $145,337,101)	100.73%	159,264,473
Other assets and liabilities, net	(0.73)	(1,160,547)

Total net assets	100.00%	$158,103,926

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(94)	3-20-2018	$(11,723,500)	$(11,660,406)	$63,094	$0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	15

MODERATE BALANCED FUND

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	880,889	0	880,889	$132,134	$15,996,944	10.12%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Securities lending income from affiliates allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	2%		1%		$292,795	$160,871	$42,364	$1,384	$384	$5,428,853
Wells Fargo Core Bond Portfolio	0	*	0	*	44,350	(85,596)	0	175,551	743	14,200,770
Wells Fargo Diversified Large Cap Growth Portfolio	16		17		1,743,557	244,652	91,653	710	388	16,077,626
Wells Fargo Emerging Growth Portfolio	0	*	0	*	113,454	109,225	1,468	106	484	1,608,479
Wells Fargo Index Portfolio	1		0		1,184,077	22,201	146,719	788	263	0
Wells Fargo International Growth Portfolio	4		11		1,064,529	(598,318)	24,935	225	899	4,785,045
Wells Fargo International Value Portfolio	1		1		18,618	315,603	76,261	130	2,053	4,821,640
Wells Fargo Large Company Value Portfolio	15		16		337,938	623,126	110,502	892	0	10,814,612
Wells Fargo Managed Fixed Income Portfolio	47		45		147,679	(337,042)	0	853,024	431	49,695,200
Wells Fargo Real Return Portfolio	8		5		(20,528)	3,220	27,044	87,037	259	7,102,425
Wells Fargo Small Company Growth Portfolio	0	*	0	*	10,274	186,328	4,030	285	1,056	1,624,826
Wells Fargo Small Company Value Portfolio	2		2		311,806	103,555	34,235	416	2,798	3,259,864
Wells Fargo Stable Income Portfolio	100		100		2,774	(122,890)	0	239,498	0	23,738,532

					$5,251,323	$624,935	$559,211	$1,360,046	$9,758	$143,157,872	90.54%

*	The amount owned is less than 0.5%.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2017 (unaudited)

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$214,019,433	$143,157,872
Investments in affiliated Underlying Funds, at value (see cost below)	32,112,738	15,996,944
Investments in unaffiliated securities, at value (see cost below)	169,469	109,657
Receivable for Fund shares sold	96,081	32,632
Receivable for daily variation margin on open futures contracts	60,750	39,656
Prepaid expenses and other assets	64,830	46,729

Total assets	246,523,301	159,383,490

Liabilities
Payable for Fund shares redeemed	348,264	1,195,611
Shareholder servicing fees payable	50,496	32,554
Administration fees payable	31,755	20,021
Management fee payable	11,945	209
Distribution fee payable	10,053	7,181
Trustees’ fees and expenses payable	2,069	2,500
Accrued expenses and other liabilities	16,260	21,488

Total liabilities	470,842	1,279,564

Total net assets	$246,052,459	$158,103,926

NET ASSETS CONSIST OF
Paid-in capital	$279,441,354	$129,135,165
Undistributed net investment income	3,990,546	2,074,130
Accumulated net realized gains (losses) on investments	(69,770,168)	12,904,165
Net unrealized gains on investments	32,390,727	13,990,466

Total net assets	$246,052,459	$158,103,926

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$67,818,671	$35,603,723
Shares outstanding – Class A1	1,441,547	1,449,650
Net asset value per share – Class A	$47.05	$24.56
Maximum offering price per share – Class A2	$49.92	$26.06
Net assets – Class C	$16,400,806	$11,580,273
Shares outstanding – Class C1	402,823	483,627
Net asset value per share – Class C	$40.71	$23.94
Net assets – Administrator Class	$161,832,982	$110,919,930
Shares outstanding – Administrator Class[1]	3,846,208	4,471,285
Net asset value per share – Administrator Class	$42.08	$24.81

Investments in affiliated Master Portfolios, at cost	$181,990,613	$129,362,637

Investments in affiliated Underlying Funds, at cost	$31,847,490	$15,864,810

Investments in unaffiliated securities, at cost	$169,465	$109,654

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	17

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$1,358,030	$559,211
Interest allocated from affiliated Master Portfolios	1,333,916	1,360,046
Securities lending income from affiliates allocated from affiliated Master Portfolios	22,482	9,758
Interest	1,776	1,172
Expenses allocated from affiliated Master Portfolios	(666,826)	(439,763)
Waivers allocated from affiliated Master Portfolios	77,285	83,058

Total investment income	2,126,663	1,573,482

Expenses
Management fee	368,522	240,254
Administration fees
Class A	69,810	37,397
Class C	17,236	12,461
Administrator Class	105,807	73,246
Shareholder servicing fees
Class A	83,108	44,520
Class C	20,520	14,834
Administrator Class	203,474	140,857
Distribution fee
Class C	61,559	44,502
Custody and accounting fees	5,280	4,317
Professional fees	13,566	15,681
Registration fees	33,597	30,753
Shareholder report expenses	32,377	30,442
Trustees’ fees and expenses	10,727	11,194
Other fees and expenses	5,046	4,901

Total expenses	1,030,629	705,359
Less: Fee waivers and/or expense reimbursements	(287,999)	(237,446)

Net expenses	742,630	467,913

Net investment income	1,384,033	1,105,569

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	12,745,732	5,251,323
Futures transactions	153,639	96,396

Net realized gains on investments	12,899,371	5,347,719

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	2,326,745	624,935
Affiliated Underlying Funds	265,248	132,134
Unaffiliated securities	4	3
Futures transactions	158,415	105,034

Net change in unrealized gains (losses) on investments	2,750,412	862,106

Net realized and unrealized gains (losses) on investments	15,649,783	6,209,825

Net increase in net assets resulting from operations	$17,033,816	$7,315,394

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$30,144	$12,402

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Allocation Funds	Statements of changes in net assets

	Growth Balanced Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$1,384,033		$2,992,505
Net realized gains on investments		12,899,371		18,779,025
Net change in unrealized gains (losses) on investments		2,750,412		3,602,043

Net increase in net assets resulting from operations		17,033,816		25,373,573

Distributions to shareholders from
Net investment income
Class A		0		(650,066)
Class C		0		(82,182)
Administrator Class		0		(2,218,341)

Total distributions to shareholders		0		(2,950,589)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	43,793	1,986,840	154,889	6,449,788
Class B	N/A	N/A	239 [1]	8,516 [1]
Class C	22,206	869,708	48,058	1,749,447
Administrator Class	169,593	6,844,401	485,500	17,988,856

		9,700,949		26,196,607

Reinvestment of distributions
Class A	0	0	15,531	638,919
Class C	0	0	2,062	73,918
Administrator Class	0	0	60,273	2,212,614

		0		2,925,451

Payment for shares redeemed
Class A	(94,292)	(4,273,667)	(325,344)	(13,483,389)
Class B	N/A	N/A	(4,925)[1]	(180,325)[1]
Class C	(50,993)	(1,995,330)	(84,404)	(3,075,798)
Administrator Class	(471,479)	(19,082,430)	(1,309,041)	(48,109,721)

		(25,351,427)		(64,849,233)

Net decrease in net assets resulting from capital share transactions		(15,650,478)		(35,727,175)

Total increase (decrease) in net assets		1,383,338		(13,304,191)

Net assets
Beginning of period		244,669,121		257,973,312

End of period		$246,052,459		$244,669,121

Undistributed net investment income		$3,990,546		$2,606,513

[1]	For the period from June 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	19

	Moderate Balanced Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$1,105,569		$2,638,534
Net realized gains on investments		5,347,719		9,217,094
Net change in unrealized gains (losses) on investments		862,106		1,926,373

Net increase in net assets resulting from operations		7,315,394		13,782,001

Distributions to shareholders from
Net investment income
Class A		0		(472,471)
Class C		0		(83,270)
Administrator Class		0		(2,075,168)
Net realized gains
Class A		0		(582,563)
Class C		0		(220,287)
Administrator Class		0		(2,170,812)

Total distributions to shareholders		0		(5,604,571)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	97,868	2,347,679	444,182	10,158,763
Class C	21,365	498,164	146,228	3,273,726
Administrator Class	237,344	5,725,896	981,319	22,650,129

		8,571,739		36,082,618

Reinvestment of distributions
Class A	0	0	43,981	992,139
Class C	0	0	11,795	260,860
Administrator Class	0	0	184,642	4,200,152

		0		5,453,151

Payment for shares redeemed
Class A	(210,849)	(5,030,631)	(524,653)	(12,023,431)
Class B	N/A	N/A	(6,694)[1]	(155,293)[1]
Class C	(67,981)	(1,588,369)	(194,662)	(4,375,549)
Administrator Class	(531,208)	(12,858,620)	(3,313,693)	(77,026,581)

		(19,477,620)		(93,580,854)

Net decrease in net assets resulting from capital share transactions		(10,905,881)		(52,045,085)

Total decrease in net assets		(3,590,487)		(43,867,655)

Net assets
Beginning of period		161,694,413		205,562,068

End of period		$158,103,926		$161,694,413

Undistributed net investment income		$2,074,130		$968,561

[1]	For the period from June 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$43.91	0.22		2.92	0.00	$47.05
Year ended May 31, 2017	$39.99	0.41		3.93	(0.42)	$43.91
Year ended May 31, 2016	$40.80	0.46		(0.94)	(0.33)	$39.99
Year ended May 31, 2015	$37.96	0.36		2.65	(0.17)	$40.80
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	$33.35
Class C
Six months ended November 30, 2017 (unaudited)	$38.14	0.05	[4]	2.52	0.00	$40.71
Year ended May 31, 2017	$34.82	0.13	[4]	3.38	(0.19)	$38.14
Year ended May 31, 2016	$35.63	0.12	[4]	(0.79)	(0.14)	$34.82
Year ended May 31, 2015	$33.33	0.08	[4]	2.30	(0.08)	$35.63
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	$29.38
Administrator Class
Six months ended November 30, 2017 (unaudited)	$39.22	0.26	[4]	2.60	0.00	$42.08
Year ended May 31, 2017	$35.78	0.50	[4]	3.47	(0.53)	$39.22
Year ended May 31, 2016	$36.54	0.49		(0.82)	(0.43)	$35.78
Year ended May 31, 2015	$33.98	0.45		2.32	(0.21)	$36.54
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	$29.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.48%	0.50%	0.51%	0.51%	0.51%	0.50%
Class C	0.48	0.50	0.50	0.51	0.51	0.50
Administrator Class	0.48	0.50	0.50	0.51	0.51	0.50

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	21

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.01%	1.32%	1.20%	7.15%	50%	$67,819
1.10%	1.34%	1.20%	10.93%	114%	$65,514
1.10%	1.35%	1.20%	(1.14)%	79%	$65,866
0.97%	1.40%	1.20%	7.94%	75%	$64,223
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777

0.26%	2.07%	1.95%	6.74%	50%	$16,401
0.35%	2.09%	1.95%	10.10%	114%	$16,463
0.36%	2.10%	1.95%	(1.88)%	79%	$16,225
0.22%	2.15%	1.95%	7.13%	75%	$14,349
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326

1.26%	1.24%	0.95%	7.29%	50%	$161,833
1.34%	1.26%	0.95%	11.19%	114%	$162,693
1.35%	1.27%	0.95%	(0.86)%	79%	$175,715
1.22%	1.24%	0.95%	8.16%	75%	$182,373
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$23.47	0.13		0.96	0.00	0.00	$24.56
Year ended May 31, 2017	$22.51	0.28		1.34	(0.29)	(0.37)	$23.47
Year ended May 31, 2016	$23.57	0.28	[4]	(0.23)	(0.26)	(0.85)	$22.51
Year ended May 31, 2015	$23.19	0.32		1.01	(0.44)	(0.51)	$23.57
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Class C
Six months ended November 30, 2017 (unaudited)	$22.97	0.06	[4]	0.91	0.00	0.00	$23.94
Year ended May 31, 2017	$22.05	0.11	[4]	1.32	(0.14)	(0.37)	$22.97
Year ended May 31, 2016	$23.18	0.11	[4]	(0.23)	(0.16)	(0.85)	$22.05
Year ended May 31, 2015	$22.79	0.09	[4]	1.04	(0.23)	(0.51)	$23.18
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Administrator Class
Six months ended November 30, 2017 (unaudited)	$23.68	0.18	[4]	0.95	0.00	0.00	$24.81
Year ended May 31, 2017	$22.70	0.35	[4]	1.35	(0.35)	(0.37)	$23.68
Year ended May 31, 2016	$23.75	0.32		(0.21)	(0.31)	(0.85)	$22.70
Year ended May 31, 2015	$23.38	0.33	[4]	1.07	(0.52)	(0.51)	$23.75
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.45%	0.46%	0.47%	0.47%	0.46%	0.46%
Class C	0.45	0.46	0.47	0.47	0.46	0.46
Administrator Class	0.45	0.46	0.47	0.47	0.46	0.46

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	23

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.26%	1.33%	1.15%	4.64%	49%	$35,604
1.25%	1.32%	1.15%	7.33%	114%	$36,679
1.26%	1.32%	1.15%	0.34%	87%	$35,993
1.14%	1.36%	1.15%	5.87%	84%	$20,782
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344

0.51%	2.08%	1.90%	4.22%	49%	$11,580
0.50%	2.07%	1.90%	6.56%	114%	$12,180
0.51%	2.07%	1.90%	(0.44)%	87%	$12,501
0.40%	2.11%	1.90%	5.06%	84%	$6,042
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576

1.51%	1.25%	0.90%	4.77%	49%	$110,920
1.49%	1.24%	0.90%	7.62%	114%	$112,835
1.48%	1.23%	0.90%	0.59%	87%	$156,915
1.39%	1.20%	0.90%	6.13%	84%	$153,457
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Growth Balanced Fund (“Growth Balanced Fund”) and Wells Fargo Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares of Growth Balanced Fund and Moderate Balanced Fund were converted to Class A shares and are no longer offered by each Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

Each Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Each Fund may invest in other Wells Fargo Funds or directly in securities. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2017 are included in this report and should be read in conjunction with each Fund’s financial statements. The financial statements and financial highlights for affiliated Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	25

decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund may enter into futures contracts and may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Fund and each affiliated Master Portfolio. Realized gains or losses in each Fund and each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Fund and affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

26	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

As of November 30, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains
Growth Balanced Fund	$214,415,460	$31,982,835	$0	$31,982,835
Moderate Balanced Fund	144,260,956	15,066,611	0	15,066,611

As of May 31, 2017, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $82,578,227 which expires in 2018.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2017:

Growth Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Investment companies	$32,112,738	$0	$0	$32,112,738

Short-term investments
U.S. Treasury securities	169,469	0	0	169,469
Investments measured at net asset value*				214,019,433
	32,282,207	0	0	246,301,640
Futures contracts	60,750	0	0	60,750
Total assets	$32,342,957	$0	$0	$246,362,390

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $214,019,433. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	27

Moderate Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Investment companies	$15,996,944	$0	$0	$15,996,944

Short-term investments
U.S. Treasury securities	109,657	0	0	109,657
Investments measured at net asset value*				143,157,872
	16,106,601	0	0	159,264,473
Futures contracts	39,656	0	0	39,656
Total assets	$16,146,257	$0	$0	$159,304,129

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $143,157,872. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Stable Income Portfolio	Seeks current income consistent with capital preservation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.30% and declining to 0.22% as the average daily net assets of each Fund increase. For the six months ended November 30, 2017, the management fee was equivalent to an annual rate of 0.30% of each Fund’s average daily net assets.

28	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Funds Management has committed through September 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	0.95%
Moderate Balanced Fund	1.15	1.90	0.90

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2017, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges. No contingent deferred sales charges were incurred by Class A shares for the six months ended November 30, 2017.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
Growth Balanced Fund	$2,164	$28
Moderate Balanced Fund	2,330	17

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	29

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2017 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$51,053,422	$76,192,037	$46,021,975	$148,847,551
Moderate Balanced Fund	45,415,955	36,932,785	39,802,965	54,080,263

*	The Funds seek to achieve their investment objectives by investing in multiple affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of affiliated underlying funds and unaffiliated securities in which the Funds invest are actual purchases and sale of those investments.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2017, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active allocation strategy.

	Growth Balanced Fund	Moderate Balanced Fund
Average notional balance on long futures	$232,037	$151,598
Average notional balance on short futures	(18,501,163)	(12,300,764)

On November 30, 2017, the cumulative unrealized gains on futures contracts are reflected in net unrealized gains on investments on the Statements of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2017 was as follows for Growth Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$66,307	$0
Interest rate risk	87,332	158,415
	$153,639	$158,415

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2017 was as follows for Moderate Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$43,321	$0
Interest rate risk	53,075	105,034
	$96,396	$105,034

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to

30	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Funds and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Growth Balanced Fund	Goldman Sachs	$60,750	$0	$0	$60,750
Moderate Balanced Fund	Goldman Sachs	39,656	0	0	39,656

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended November 30, 2017, there were no borrowings by the Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On December 11, 2017, Moderate Balanced Fund declared distributions from capital gains to shareholders of record on December 8, 2017. The per share amounts payable on December 12, 2017 were as follows:

Moderate Balanced Fund
Short-term capital gains
Class A	$0.19921
Class C	0.19921
Administrator Class	0.19921
Long-term capital gains
Class A	$1.47745
Class C	1.47745
Administrator Class	1.47745

On December 19, 2017, Growth Balanced Fund and Moderate Balanced Fund declared distributions from net investment income to shareholders of record on December 18, 2017. The per share amounts payable on December 20, 2017 were as follows:

	Growth Balanced Fund	Moderate Balanced Fund
Net investment income
Class A	$0.44808	$0.31670
Class C	0.16050	0.13852
Administrator Class	0.56175	0.37562

These distributions are not reflected in the accompanying financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	31

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.04%

Consumer Discretionary: 15.59%

Hotels, Restaurants & Leisure: 2.63%
Brinker International Incorporated «	86,400	$3,173,472
Carnival Corporation	120,900	7,935,876

		11,109,348

Household Durables: 2.48%
Whirlpool Corporation	62,000	10,451,340

Media: 5.34%
Omnicom Group Incorporated	162,500	11,609,000
Twenty-First Century Fox Incorporated Class A	341,100	10,894,734

		22,503,734

Textiles, Apparel & Luxury Goods: 5.14%
Gildan Activewear Incorporated	389,700	12,369,078
HanesBrands Incorporated «	445,900	9,314,851

		21,683,929

Consumer Staples: 3.65%

Beverages: 1.37%
Diageo plc ADR	41,700	5,774,199

Personal Products: 0.92%
Unilever NV ADR «	67,000	3,868,580

Tobacco: 1.36%
Philip Morris International	55,800	5,733,450

Energy: 5.67%

Energy Equipment & Services: 1.77%
Schlumberger Limited	118,400	7,441,440

Oil, Gas & Consumable Fuels: 3.90%
Exxon Mobil Corporation	127,700	10,636,133
World Fuel Services Corporation	207,300	5,818,911

		16,455,044

Financials: 28.59%

Banks: 6.51%
Bank of America Corporation	223,900	6,307,263
JPMorgan Chase & Company	126,300	13,200,876
PNC Financial Services Group Incorporated	56,600	7,955,696

		27,463,835

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 7.92%
Brookfield Asset Management Incorporated Class A	255,900	$10,619,850
Intercontinental Exchange Incorporated	165,800	11,846,410
State Street Corporation	114,700	10,936,645

		33,402,905

Consumer Finance: 1.85%
Synchrony Financial	217,600	7,809,664

Diversified Financial Services: 2.77%
Berkshire Hathaway Incorporated Class B †	60,500	11,677,105

Insurance: 9.54%
Chubb Limited	67,200	10,221,792
FNF Group	229,200	9,273,432
Markel Corporation †	3,911	4,329,086
RenaissanceRe Holdings Limited	68,500	9,086,525
The Progressive Corporation	137,100	7,290,978

		40,201,813

Health Care: 14.10%

Health Care Equipment & Supplies: 3.93%
Abbott Laboratories	174,900	9,859,113
Becton Dickinson & Company	29,500	6,732,195

		16,591,308

Health Care Providers & Services: 6.16%
Cardinal Health Incorporated	106,800	6,321,492
Laboratory Corporation of America Holdings †	64,300	10,176,761
UnitedHealth Group Incorporated	41,500	9,469,055

		25,967,308

Pharmaceuticals: 4.01%
Allergan plc	60,700	10,551,481
Johnson & Johnson	45,500	6,339,515

		16,890,996

Industrials: 13.37%

Air Freight & Logistics: 2.33%
United Parcel Service Incorporated Class B	81,000	9,837,450

Building Products: 1.98%
Johnson Controls International plc	221,700	8,344,788

Electrical Equipment: 3.39%
AMETEK Incorporated	87,800	6,382,182
Eaton Corporation plc	101,700	7,910,226

		14,292,408

Machinery: 2.65%
Snap-on Incorporated	65,900	11,165,437

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	33

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Trading Companies & Distributors: 3.02%
AerCap Holdings NV †		244,900	$12,727,453

Information Technology: 6.83%

Electronic Equipment, Instruments & Components: 2.92%
Arrow Electronics Incorporated †		93,000	7,507,890
TE Connectivity Limited		50,600	4,778,664

			12,286,554

IT Services: 2.83%
Accenture plc Class A		40,300	5,964,803
Alliance Data Systems Corporation		25,000	5,981,750

			11,946,553

Semiconductors & Semiconductor Equipment: 1.08%
Analog Devices Incorporated		53,002	4,564,002

Materials: 4.78%

Chemicals: 0.99%
Axalta Coating Systems Limited †		132,600	4,198,116

Containers & Packaging: 3.79%
Ball Corporation		193,700	7,730,567
Crown Holdings Incorporated †		138,200	8,254,686

			15,985,253

Real Estate: 1.46%

Real Estate Management & Development: 1.46%
CBRE Group Incorporated Class A †		142,300	6,170,128

Total Common Stocks (Cost $295,034,960)			396,544,140

	Yield
Short-Term Investments: 8.70%

Investment Companies: 8.70%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	13,372,004	13,373,341
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	23,303,022	23,303,022

Total Short-Term Investments (Cost $36,676,314)			36,676,363

Total investments in securities (Cost $331,711,274)	102.74%	433,220,503
Other assets and liabilities, net	(2.74)	(11,556,070)

Total net assets	100.00%	$421,664,433

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	24,100,596	90,970,022	101,698,614	13,372,004	$(35)	$(2)	$28,015	$13,373,341
Wells Fargo Government Money Market Fund Select Class	12,499,686	77,943,849	67,140,513	23,303,022	0	0	103,323	23,303,022

					$(35)	$(2)	$131,338	$36,676,363	8.70%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	35

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.97%

Consumer Discretionary: 14.43%

Auto Components: 0.75%
Lear Corporation	3,877	$701,311

Automobiles: 0.64%
General Motors Company	13,710	590,764

Hotels, Restaurants & Leisure: 0.94%
Marriott International Incorporated Class A	1,910	242,570
Norwegian Cruise Line Holdings Limited †	6,616	358,323
Royal Caribbean Cruises Limited	2,220	275,014

		875,907

Household Durables: 0.68%
Mohawk Industries Incorporated †	2,240	633,046

Internet & Direct Marketing Retail: 5.50%
Amazon.com Incorporated †	3,490	4,106,858
Netflix Incorporated †	2,930	549,609
The Priceline Group Incorporated †	270	469,722

		5,126,189

Media: 0.91%
Comcast Corporation Class A	14,909	559,684
Live Nation Incorporated †	6,390	289,978

		849,662

Multiline Retail: 1.81%
Dollar Tree Incorporated †	11,060	1,136,526
Target Corporation	9,170	549,283

		1,685,809

Specialty Retail: 3.20%
Burlington Stores Incorporated †	2,480	263,798
Lowe’s Companies Incorporated	6,827	569,167
The Home Depot Incorporated	9,539	1,715,303
The TJX Companies Incorporated	5,747	434,186

		2,982,454

Consumer Staples: 3.33%

Beverages: 0.69%
Constellation Brands Incorporated Class A	2,960	644,066

Food & Staples Retailing: 1.81%
Costco Wholesale Corporation	3,160	582,799
Sysco Corporation	8,570	494,746
Wal-Mart Stores Incorporated	6,243	607,007

		1,684,552

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Personal Products: 0.83%
The Estee Lauder Companies Incorporated Class A	6,170	$770,201

Energy: 2.44%

Oil, Gas & Consumable Fuels: 2.44%
Chevron Corporation	4,145	493,214
Concho Resources Incorporated †	5,550	776,223
Exxon Mobil Corporation	5,209	433,858
Valero Energy Corporation	6,634	568,003

		2,271,298

Financials: 8.42%

Banks: 2.13%
Bank of America Corporation	21,062	593,317
Citizens Financial Group Incorporated	13,310	541,717
JPMorgan Chase & Company	6,850	715,962
Webster Financial Corporation	2,250	129,083

		1,980,079

Capital Markets: 4.82%
CME Group Incorporated	7,200	1,076,688
MarketAxess Holdings Incorporated	2,190	427,641
Morgan Stanley	17,110	883,047
Raymond James Financial Incorporated	11,371	1,004,059
TD Ameritrade Holding Corporation	3,210	164,256
The Charles Schwab Corporation	19,250	939,208

		4,494,899

Insurance: 1.47%
Lincoln National Corporation	7,620	583,311
Prudential Financial Incorporated	4,949	573,292
The Progressive Corporation	3,990	212,188

		1,368,791

Health Care: 11.98%

Biotechnology: 2.77%
Amgen Incorporated	2,723	478,322
BioMarin Pharmaceutical Incorporated †	3,110	266,838
Exelixis Incorporated †	4,220	114,278
Gilead Sciences Incorporated	6,031	450,998
Incyte Corporation †	1,250	123,738
Neurocrine Biosciences Incorporated †	2,220	159,596
Vertex Pharmaceuticals Incorporated †	6,860	989,829

		2,583,599

Health Care Equipment & Supplies: 2.71%
Abbott Laboratories	10,163	572,888
Boston Scientific Corporation †	25,300	664,884

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	37

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corporation †	6,800	$796,960
Intuitive Surgical Incorporated †	420	167,908
Stryker Corporation	850	132,600
West Pharmaceutical Services Incorporated	1,860	185,870

		2,521,110

Health Care Providers & Services: 2.37%
Aetna Incorporated	4,329	779,999
Centene Corporation †	7,108	725,656
UnitedHealth Group Incorporated	3,099	707,099

		2,212,754

Health Care Technology: 0.21%
Veeva Systems Incorporated Class A †	3,200	192,672

Life Sciences Tools & Services: 1.17%
Agilent Technologies Incorporated	11,175	773,757
PRA Health Sciences Incorporated †	3,850	317,125

		1,090,882

Pharmaceuticals: 2.75%
Bristol-Myers Squibb Company	7,440	470,134
Johnson & Johnson	4,009	558,574
Merck & Company Incorporated	6,969	385,177
Zoetis Incorporated	15,892	1,148,833

		2,562,718

Industrials: 12.01%

Aerospace & Defense: 1.81%
Northrop Grumman Corporation	2,184	671,362
Raytheon Company	1,980	378,477
The Boeing Company	2,310	639,408

		1,689,247

Air Freight & Logistics: 0.91%
FedEx Corporation	3,530	817,054
XPO Logistics Incorporated †	430	33,983

		851,037

Airlines: 0.86%
Delta Air Lines Incorporated	9,410	497,977
Southwest Airlines Company	5,003	303,532

		801,509

Commercial Services & Supplies: 1.46%
KAR Auction Services Incorporated	9,521	479,573
Waste Connections Incorporated	12,810	881,712

		1,361,285

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Construction & Engineering: 0.57%
EMCOR Group Incorporated	6,534	$527,751

Electrical Equipment: 0.44%
Rockwell Automation Incorporated	2,130	411,260

Industrial Conglomerates: 0.98%
3M Company	1,940	471,692
Honeywell International Incorporated	2,810	438,248

		909,940

Machinery: 2.46%
Cummins Incorporated	3,340	559,116
Fortive Corporation	7,785	581,150
Nordson Corporation	520	66,747
Stanley Black & Decker Incorporated	3,572	605,918
The Toro Company	7,257	473,519

		2,286,450

Professional Services: 0.24%
IHS Markit Limited †	2,120	94,594
TransUnion †	2,380	132,138

		226,732

Road & Rail: 2.28%
CSX Corporation	4,369	243,572
Norfolk Southern Corporation	4,000	554,520
Union Pacific Corporation	10,470	1,324,455

		2,122,547

Information Technology: 40.29%

Electronic Equipment, Instruments & Components: 1.32%
CDW Corporation of Delaware	9,995	699,750
Jabil Circuit Incorporated	18,239	526,195

		1,225,945

Internet Software & Services: 10.78%
Alibaba Group Holding Limited ADR †	1,040	184,163
Alphabet Incorporated Class A †	2,794	2,895,059
Alphabet Incorporated Class C †	1,790	1,828,324
CoStar Group Incorporated †	740	225,678
eBay Incorporated †	8,560	296,775
Facebook Incorporated Class A †	21,080	3,734,954
LogMeIn Incorporated	2,930	348,670
MercadoLibre Incorporated	830	228,366
Shopify Incorporated Class A «†	2,880	299,002

		10,040,991

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	39

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

IT Services: 7.07%
Euronet Worldwide Incorporated †	3,420	$312,417
Global Payments Incorporated	1,760	176,986
MasterCard Incorporated Class A	12,660	1,904,950
PayPal Holdings Incorporated †	18,340	1,388,888
Square Incorporated Class A «†	14,300	560,846
Switch Incorporated «†	6,198	106,234
Visa Incorporated Class A	18,980	2,136,958

		6,587,279

Semiconductors & Semiconductor Equipment: 7.22%
Broadcom Limited	4,931	1,370,522
Intel Corporation	11,896	533,417
Microchip Technology Incorporated	21,529	1,872,808
NVIDIA Corporation	4,980	999,536
ON Semiconductor Corporation †	26,409	530,293
Texas Instruments Incorporated	14,550	1,415,570

		6,722,146

Software: 10.47%
Activision Blizzard Incorporated	8,290	517,296
Adobe Systems Incorporated †	5,761	1,045,449
Electronic Arts Incorporated †	5,803	617,149
Microsoft Corporation	43,562	3,666,613
Proofpoint Incorporated †	2,520	226,926
PTC Incorporated †	1,140	72,595
Salesforce.com Incorporated †	8,824	920,520
ServiceNow Incorporated †	7,480	920,040
Splunk Incorporated †	2,488	199,264
Take-Two Interactive Software Incorporated †	1,770	197,444
The Ultimate Software Group Incorporated †	2,456	518,290
VMware Incorporated Class A «†	7,103	853,141

		9,754,727

Technology Hardware, Storage & Peripherals: 3.43%
Apple Incorporated	10,852	1,864,916
HP Incorporated	26,561	569,733
NetApp Incorporated	13,480	761,755

		3,196,404

Materials: 4.00%

Chemicals: 3.24%
DowDuPont Incorporated	8,615	619,935
Ecolab Incorporated	7,940	1,079,205
Praxair Incorporated	8,580	1,320,634

		3,019,774

Containers & Packaging: 0.76%
Avery Dennison Corporation	6,182	705,490

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Real Estate: 1.50%

Equity REITs: 1.50%
American Tower Corporation		5,841	$840,696
Prologis Incorporated		8,353	553,210

			1,393,906

Utilities: 0.57%

Multi-Utilities: 0.57%
CenterPoint Energy Incorporated		17,706	531,357

Total Common Stocks (Cost $55,648,651)			92,188,540

	Yield
Short-Term Investments: 2.04%

Investment Companies: 2.04%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	1,113,802	1,113,913
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	784,307	784,307

Total Short-Term Investments (Cost $1,898,210)			1,898,220

Total investments in securities (Cost $57,546,861)	101.01%	94,086,760
Other assets and liabilities, net	(1.01)	(940,136)

Total net assets	100.00%	$93,146,624

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliates securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,105,508	15,226,727	15,218,433	1,113,802	$36	$(16)	$2,447	$1,113,913
Wells Fargo Government Money Market Fund Select Class	568,057	13,002,952	12,786,702	784,307	0	0	4,485	784,307

					$36	$(16)	$6,932	$1,898,220	2.04%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	41

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.85%

Consumer Discretionary: 13.25%

Auto Components: 2.43%
Cooper-Standard Holdings Incorporated †	93,660	$11,807,716
LCI Industries	63,630	8,329,167

		20,136,883

Diversified Consumer Services: 1.93%
Chegg Incorporated «†	439,414	6,683,487
Grand Canyon Education Incorporated †	98,160	9,321,274

		16,004,761

Hotels, Restaurants & Leisure: 2.89%
Dave & Buster’s Entertainment Incorporated †	11,800	625,754
Planet Fitness Incorporated Class A	371,991	12,041,349
Playa Hotels & Resorts NV †	427,900	4,552,856
Wingstop Incorporated «	171,498	6,721,007

		23,940,966

Leisure Products: 0.56%
MCBC Holdings Incorporated †	198,706	4,689,462

Media: 1.26%
Nexstar Broadcasting Group Incorporated «	153,800	10,443,020

Multiline Retail: 1.27%
Ollie’s Bargain Outlet Holdings Incorporated †	221,660	10,517,767

Specialty Retail: 2.91%
Camping World Holdings Incorporated Class A	101,844	4,721,488
Five Below Incorporated †	43,897	2,712,835
Lithia Motors Incorporated Class A	126,630	14,852,433
National Vision Holdings Incorporated †	57,166	1,863,040

		24,149,796

Energy: 1.60%

Oil, Gas & Consumable Fuels: 1.60%
Matador Resources Company †	148,536	4,248,130
PDC Energy Incorporated †	59,190	2,719,781
RSP Permian Incorporated †	172,658	6,341,728

		13,309,639

Financials: 3.95%

Capital Markets: 1.45%
MarketAxess Holdings Incorporated	13,181	2,573,854
Stifel Financial Corporation	168,000	9,448,320

		12,022,174

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Insurance: 1.29%
Kinsale Capital Group Incorporated	239,230	$10,667,266

Thrifts & Mortgage Finance: 1.21%
LendingTree Incorporated †	33,332	10,064,597

Health Care: 22.32%

Biotechnology: 7.01%
Clovis Oncology Incorporated †	119,000	7,481,530
Exact Sciences Corporation †	108,800	6,471,424
Ligand Pharmaceuticals Incorporated †	152,501	20,107,257
Portola Pharmaceuticals Incorporated †	33,500	1,692,671
Repligen Corporation †	417,180	14,789,031
Sarepta Therapeutics Incorporated «†	73,247	4,077,660
Spark Therapeutics Incorporated †	47,985	3,513,942

		58,133,515

Health Care Equipment & Supplies: 10.19%
Axogen Incorporated †	199,507	5,326,837
Cantel Medical Corporation	63,800	6,793,424
Glaukos Corporation «†	97,759	2,617,008
Heska Corporation †	43,600	3,742,188
Inogen Incorporated †	136,750	17,605,195
Integra LifeSciences Holdings Corporation †	291,040	14,150,365
iRhythm Technologies Incorporated †	156,112	8,664,216
Merit Medical Systems Incorporated †	107,400	4,666,530
Nevro Corporation †	182,355	13,643,801
NxStage Medical Incorporated †	285,170	7,326,017

		84,535,581

Health Care Providers & Services: 2.60%
HealthEquity Incorporated †	287,112	14,892,499
Teladoc Incorporated «†	179,479	6,658,671

		21,551,170

Health Care Technology: 0.60%
Vocera Communications Incorporated †	171,200	5,016,160

Pharmaceuticals: 1.92%
Dova Pharmaceuticals Incorporated «†	163,989	4,898,351
Kala Pharmaceuticals Incorporated †	119,217	2,283,006
Optinose Incorporated †	150,227	2,867,833
Supernus Pharmaceuticals Incorporated †	154,700	5,847,660

		15,896,850

Industrials: 21.82%

Aerospace & Defense: 1.74%
HEICO Corporation «	9,025	815,499
Mercury Computer Systems Incorporated †	260,745	13,608,282

		14,423,781

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	43

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Airlines: 1.01%
SkyWest Incorporated	160,930	$8,376,407

Building Products: 1.53%
Apogee Enterprises Incorporated	185,460	9,278,564
JELD-WEN Holding Incorporated †	85,966	3,362,130

		12,640,694

Commercial Services & Supplies: 1.26%
Advanced Disposal Services Incorporated †	265,322	6,189,962
Healthcare Services Group Incorporated	81,700	4,242,681

		10,432,643

Construction & Engineering: 3.23%
Dycom Industries Incorporated †	91,430	9,816,839
Granite Construction Incorporated	104,450	6,932,347
MasTec Incorporated †	223,700	10,032,945

		26,782,131

Machinery: 5.73%
John Bean Technologies Corporation	156,890	18,787,578
Milacron Holdings Corporation †	517,128	9,116,967
Mueller Water Products Incorporated Class A	410,420	5,126,146
REV Group Incorporated	155,983	4,259,896
Rexnord Corporation †	410,110	10,219,941

		47,510,528

Professional Services: 5.54%
On Assignment Incorporated †	402,943	25,772,234
WageWorks Incorporated †	314,864	20,198,526

		45,970,760

Road & Rail: 0.15%
Daseke Incorporated †	98,413	1,248,861

Trading Companies & Distributors: 1.63%
Beacon Roofing Supply Incorporated †	122,110	7,824,809
BMC Stock Holdings Incorporated †	247,560	5,718,636

		13,543,445

Information Technology: 34.53%

Communications Equipment: 0.26%
Quantenna Communications Incorporated «†	173,722	2,124,620

Electronic Equipment, Instruments & Components: 1.48%
Littelfuse Incorporated	60,740	12,324,146

Internet Software & Services: 13.05%
2U Incorporated †	185,250	11,874,525
Alarm.com Holdings Incorporated †	91,900	3,766,981

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Internet Software & Services (continued)
Coupa Software Incorporated †	153,174	$5,426,955
Envestnet Incorporated †	318,792	15,668,627
Five9 Incorporated †	546,500	13,394,715
GrubHub Incorporated «†	49,200	3,323,952
LogMeIn Incorporated	105,520	12,556,880
MongoDB Incorporated †	6,306	179,910
Q2 Holdings Incorporated †	607,743	25,434,045
Sendgrid Incorporated †	200,073	4,193,530
SPS Commerce Incorporated †	133,938	6,758,511
Wix.com Limited †	102,510	5,627,799

		108,206,430

IT Services: 3.32%
InterXion Holding NV †	426,820	24,640,319
Switch Incorporated †	169,750	2,909,515

		27,549,834

Semiconductors & Semiconductor Equipment: 4.42%
Aquantia Corporation †	71,210	850,960
MaxLinear Incorporated Class A †	274,278	7,243,682
Microsemi Corporation †	144,150	7,618,328
Monolithic Power Systems Incorporated	113,380	13,418,523
Semtech Corporation †	220,000	7,491,000

		36,622,493

Software: 12.00%
Altair Engineering Incorporated †	39,636	887,450
BlackLine Incorporated †	133,703	4,902,889
CyberArk Software Limited †	53,610	2,522,887
Forescout Technologies Incorporated †	32,754	790,026
HubSpot Incorporated †	169,976	13,759,557
Paycom Software Incorporated †	92,930	7,620,260
Paylocity Holding Corporation †	104,393	4,816,693
Proofpoint Incorporated †	250,230	22,533,212
Rapid7 Incorporated †	107,554	2,033,846
RealPage Incorporated †	237,500	10,770,625
RingCentral Incorporated Class A †	218,160	10,286,244
Sailpoint Technologies Holding †	116,005	1,705,274
Talend SA ADR †	246,778	9,863,717
Zendesk Incorporated †	207,800	6,984,152

		99,476,832

Materials: 0.38%

Chemicals: 0.38%
PQ Group Holdings Incorporated †	190,400	3,141,600

Total Common Stocks (Cost $524,202,862)		811,454,812

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	45

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Exchange-Traded Funds: 1.03%
iShares Russell 2000 Growth Index ETF «		45,600	$8,516,712

Total Exchange-Traded Funds (Cost $8,199,582)			8,516,712

	Yield
Short-Term Investments: 5.97%

Investment Companies: 5.97%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	37,024,970	37,028,672
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	12,485,937	12,485,937

Total Short-Term Investments (Cost $49,511,794)			49,514,609

Total investments in securities (Cost $581,914,238) *	104.85%	869,486,133
Other assets and liabilities, net	(4.85)	(40,254,514)

Total net assets	100.00%	$829,231,619

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliates securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	57,161,425	204,685,027	224,821,482	37,024,970	$3,355	$(2,900)	$244,346	$37,028,672
Wells Fargo Government Money Market Fund Select Class	13,424,042	140,959,230	141,897,335	12,485,937	0	0	53,739	12,485,937

					$3,355	$(2,900)	$298,085	$49,514,609	5.97%

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.57%

Brazil: 0.28%
Ambev SA ADR (Consumer Staples, Beverages)	18,812	$116,446

Canada: 2.48%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	5,927	1,038,292

Cayman Islands: 1.35%
NetEase Incorporated ADR (Information Technology, Internet Software & Services)	1,722	566,039

Chile: 0.12%
Sociedad Quimica Minera de Chile (Materials, Chemicals)	901	48,942

China: 6.34%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	10,116	1,791,341
China Literature Limited (Consumer Discretionary, Internet & Direct Marketing Retail) †	200	2,305
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	46,000	456,468
Tencent Holdings Limited (Information Technology, Internet Software & Services)	7,900	404,489

		2,654,603

Denmark: 0.13%
Genmab AS (Health Care, Biotechnology) †	268	52,716

France: 2.83%
BNP Paribas SA (Financials, Banks)	1,709	129,393
Eiffage SA (Industrials, Construction & Engineering)	4,777	523,652
Schneider Electric SE (Industrials, Electrical Equipment)	5,319	457,117
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	2,571	75,572

		1,185,734

Germany: 23.81%
Allianz AG (Financials, Insurance)	6,767	1,598,192
Beiersdorf AG (Consumer Staples, Personal Products)	6,787	808,266
Deutsche Boerse AG (Financials, Capital Markets)	17,879	2,029,140
Deutsche Post AG (Industrials, Air Freight & Logistics)	21,925	1,043,643
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	27,683	494,376
Linde AG (Materials, Chemicals)	8,872	2,058,990
SAP SE (Information Technology, Software)	4,358	492,681
Wirecard AG (Information Technology, IT Services)	13,544	1,446,567

		9,971,855

Hong Kong: 2.70%
AIA Group Limited (Financials, Insurance)	139,000	1,132,540

Indonesia: 0.61%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,068,800	253,648

Ireland: 2.58%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	13,174	1,081,981

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	47

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Italy: 4.76%
Assicurazioni Generali SpA (Financials, Insurance)	41,011	$750,778
Intesa Sanpaolo SpA (Financials, Banks)	229,350	772,749
UniCredit SpA (Financials, Banks)	23,332	470,373

		1,993,900

Japan: 11.06%
CALBEE Incorporated (Consumer Staples, Food Products)	12,200	427,320
FANUC Corporation (Industrials, Machinery)	1,800	450,187
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	30,054	995,336
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	40,100	285,838
Nintendo Company Limited (Information Technology, Software)	3,100	1,264,128
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	18,793	485,273
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,800	288,570
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,178	436,978

		4,633,630

Netherlands: 7.69%
Airbus SE (Industrials, Aerospace & Defense)	6,410	667,032
Akzo Nobel NV (Materials, Chemicals)	5,258	473,756
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,599	631,558
ING Groep NV (Financials, Banks)	80,032	1,446,194

		3,218,540

Russia: 1.07%
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	25,696	446,311

South Africa: 0.64%
Naspers Limited (Consumer Discretionary, Media)	1,005	269,725

South Korea: 2.94%
LG Household & Health Care Limited (Consumer Staples, Personal Products)	178	191,862
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	441	1,037,877

		1,229,739

Spain: 1.46%
Amadeus IT Holding SA Class A (Information Technology, IT Services)	1,175	84,733
Grifols SA (Health Care, Biotechnology)	6,722	196,025
Grifols SA ADR (Health Care, Biotechnology)	14,622	332,651

		613,409

Switzerland: 3.34%
Idorsia Limited (Health Care, Biotechnology) †	804	17,285
Nestle SA (Consumer Staples, Food Products)	16,167	1,383,079

		1,400,364

Taiwan: 0.41%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	23,000	173,732

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

United Kingdom: 15.17%
Aon plc (Financials, Insurance)			6,305	$884,087
BAE Systems plc (Industrials, Aerospace & Defense)			73,683	548,706
Coca-Cola European Partners plc (Consumer Staples, Beverages)			26,084	1,017,015
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A			167,783	441,595
Experian Group Limited plc (Industrials, Professional Services)			20,030	416,769
Glencore International plc (Materials, Metals & Mining)			120,022	552,142
Liberty Global plc Class A (Consumer Discretionary, Media) †			9,443	299,910
Liberty Global plc Class C (Consumer Discretionary, Media) †			18,239	562,308
London Stock Exchange Group plc (Financials, Capital Markets)			6,066	310,131
Prudential plc (Financials, Insurance)			25,078	630,406
Wolseley plc (Industrials, Trading Companies & Distributors)			9,540	687,922

				6,350,991

United States: 2.80%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †			621	730,762
WABCO Holdings Incorporated (Industrials, Machinery) †			2,963	442,820

				1,173,582

Total Common Stocks (Cost $31,533,841)				39,606,719

		Expiration date
Participation Notes: 3.01%

Ireland: 3.01%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines) (a)		10-29-2018	60,115	1,260,294

Total Participation Notes (Cost $698,674)				1,260,294

	Dividend yield
Preferred Stocks: 1.39%

Germany: 1.39%
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.53%		4,286	582,312

Total Preferred Stocks (Cost $381,718)				582,312

	Yield
Short-Term Investments: 22.23%

Investment Companies: 22.23%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00		9,307,998	9,307,998

Total Short-Term Investments (Cost $9,307,998)				9,307,998

Total investments in securities (Cost $41,922,231)	121.20%	50,757,323
Other assets and liabilities, net	(21.20)	(8,878,545)

Total net assets	100.00%	$41,878,778

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	49

INTERNATIONAL GROWTH PORTFOLIO

The following table shows the percent of total long-term investments by sector as of November 30, 2017:

Financials	26.90%
Information Technology	19.74
Industrials	18.36
Consumer Staples	13.33
Materials	9.69
Health Care	5.12
Consumer Discretionary	4.50
Telecommunication Services	2.36

100.00%

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	5,192,235	10,632,712	15,824,947	0	$6	$0	$24,760	$0
Wells Fargo Government Money Market Fund Select Class	1,660,070	121,595,842	113,947,914	9,307,998	0	0	10,112	9,307,998

					$6	$0	$34,872	$9,307,998	22.23%

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.50%

Australia: 5.43%
Arrium Limited (Materials, Metals & Mining) †(a)	3,063,400	$2
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,474,030
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail) «	410,016	1,150,861
Bendigo Bank Limited (Financials, Banks)	272,500	2,413,095
BlueScope Steel Limited (Materials, Metals & Mining)	246,000	2,554,459
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	263,536
CSR Limited (Materials, Construction Materials)	754,900	2,641,220
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,778,478
Fortescue Metals Group Limited (Materials, Metals & Mining)	602,200	2,104,731
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail) «	693,400	2,116,576
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	4,935,789
Macquarie Group Limited (Financials, Capital Markets)	69,800	5,237,357
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	2,147,621
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,164,200	2,443,709
Mineral Resources Limited (Materials, Metals & Mining)	300,500	4,471,346
Mirvac Group (Real Estate, Equity REITs)	1,327,400	2,467,210
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,702,400	1,015,212
Qantas Airways Limited (Industrials, Airlines)	1,021,400	4,406,474
Retail Food Group Limited (Consumer Discretionary, Food Products) «	269,500	922,460

		45,544,166

Austria: 1.25%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	69,400	4,321,213
Raiffeisen Bank International AG (Financials, Banks) †	81,200	2,870,119
Voestalpine AG (Materials, Metals & Mining)	56,800	3,299,857

		10,491,189

Belgium: 0.38%
Bpost SA (Industrials, Air Freight & Logistics) «	101,900	3,147,375

Brazil: 0.84%
Banco de Brasil SA (Financials, Banks)	245,800	2,244,637
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	226,100	2,822,263
JBS SA (Consumer Staples, Food Products)	805,600	1,946,661

		7,013,561

Canada: 1.31%
Magna International Incorporated (Consumer Discretionary, Auto Components)	131,600	7,382,004
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	28,100	880,146
Open Text Corporation (Information Technology, Software)	8,400	273,977
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,488,083

		11,024,210

China: 2.75%
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,806,203
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	2,131,793
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	2,089,500	2,480,746

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	51

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	10,590,000	$5,130,358
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	2,184,540
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,302,000	2,480,263
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,703,936
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	1,167,000	2,101,001
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,502,000	3,057,265

		23,076,105

Denmark: 1.17%
Danske Bank AS (Financials, Banks)	150,300	5,610,836
DFDS AS (Industrials, Marine)	37,600	2,029,777
Sydbank AS (Financials, Banks)	56,100	2,196,167

		9,836,780

France: 7.95%
Atos Origin SA (Information Technology, IT Services)	25,900	3,825,758
AXA SA (Financials, Insurance)	132,200	3,988,780
BNP Paribas SA (Financials, Banks)	72,900	5,519,472
Carrefour SA (Consumer Staples, Food & Staples Retailing)	152,700	3,203,004
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	32,700	4,741,680
Credit Agricole SA (Financials, Banks)	219,328	3,695,467
Electricite de France SA (Utilities, Electric Utilities)	148,600	1,947,351
Engie SA (Utilities, Multi-Utilities)	171,900	3,008,700
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	2,217,992
Orange SA (Telecommunication Services, Diversified Telecommunication Services) «	333,800	5,744,454
Renault SA (Consumer Discretionary, Automobiles)	40,500	4,112,257
Sanofi SA (Health Care, Pharmaceuticals)	141,800	12,934,927
SCOR SE (Financials, Insurance)	109,700	4,467,928
Societe Generale SA (Financials, Banks)	39,000	1,962,534
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,296,382

		66,666,686

Germany: 8.43%
Allianz AG (Financials, Insurance)	35,700	8,431,424
Aurubis AG (Materials, Metals & Mining)	25,900	2,152,000
BASF SE (Materials, Chemicals)	46,500	5,214,187
Bayer AG (Health Care, Pharmaceuticals)	38,000	4,850,439
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	3,149,806
Ceconomy AG (Consumer Discretionary, Specialty Retail)	108,100	1,419,059
Covestro AG (Materials, Chemicals) 144A	30,200	3,145,197
Daimler AG (Consumer Discretionary, Automobiles)	75,700	6,271,368
Deutsche Bank AG (Financials, Capital Markets)	141,800	2,674,274
Deutsche Post AG (Industrials, Air Freight & Logistics)	186,300	8,867,991
Hannover Rueck SE (Financials, Insurance)	16,300	2,145,380
Metro AG (Consumer Staples, Food & Staples Retailing) †	108,100	2,111,544
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	5,170,183
Siemens AG (Industrials, Industrial Conglomerates)	34,200	4,649,039
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers) «	194,200	5,777,505
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	4,689,921

		70,719,317

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Hong Kong: 2.28%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,222,000	$2,135,989
I Cable Communications Limited (Consumer Discretionary, Media) †	96,300	2,759
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,633,000	2,713,376
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	2,755,527
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	1,575,816
WH Group Limited (Consumer Staples, Food Products) 144A	4,840,500	5,155,694
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,608,272
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,188,007

		19,135,440

India: 0.36%
Tech Mahindra Limited (Information Technology, IT Services)	399,100	3,028,221

Ireland: 0.84%
C&C Group plc (Consumer Staples, Beverages)	240,000	816,469
Grafton Group plc (Industrials, Trading Companies & Distributors)	195,665	2,042,769
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	4,154,759

		7,013,997

Israel: 0.45%
Bank Hapoalim Limited (Financials, Banks)	440,000	3,005,286
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	760,825

		3,766,111

Italy: 2.40%
A2A SpA (Utilities, Multi-Utilities)	1,078,900	2,029,867
Enel SpA (Utilities, Electric Utilities)	1,706,600	11,087,787
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	271,900	3,250,562
Mediobanca SpA (Financials, Banks) «	324,800	3,748,784

		20,117,000

Japan: 22.85%
Adeka Corporation (Materials, Chemicals)	155,300	2,628,879
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	61,200	3,293,441
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	945,949
Aozora Bank Limited (Financials, Banks)	66,100	2,573,668
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	314,200	3,994,229
Central Glass Company Limited (Industrials, Building Products)	88,800	1,986,289
Cocokara Fine Incorporated (Consumer Staples, Food & Staples Retailing)	44,700	2,794,528
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	124,380	2,425,711
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	183,000	1,769,332
Denka Company Limited (Materials, Chemicals)	136,400	5,044,781
DIC Incorporated (Materials, Chemicals)	100,700	3,779,043
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	2,712,806
Fujikura Limited (Industrials, Electrical Equipment)	348,000	3,257,704
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	1,864,039
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	481,800	3,609,973
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	3,522,756
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	3,488,894
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,960,651

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	53

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
JTEKT Corporation (Industrials, Machinery)	143,600	$2,486,399
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	4,265,210
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	44,700	2,238,712
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	357,100	10,190,190
Keihin Corporation (Consumer Discretionary, Auto Components)	103,500	2,046,074
Kureha Corporation (Materials, Chemicals)	27,100	1,789,117
Kyorin Company Limited (Health Care, Pharmaceuticals)	88,200	1,686,939
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	3,346,895
Makino Milling Machine Company Limited (Industrials, Machinery)	286,000	2,870,128
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,444,449
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	48,900	4,049,738
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	224,300	3,030,194
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	195,500	5,488,754
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	921,500	6,568,561
Mitsui Chemicals Incorporated (Materials, Chemicals)	163,400	5,304,626
Mixi Incorporated (Information Technology, Internet Software & Services)	45,500	2,119,388
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,082,639
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	247,900	12,941,365
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	505,000	4,910,801
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	226,100	3,176,011
NTN Corporation (Industrials, Machinery)	501,000	2,495,077
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,546,051
ORIX Corporation (Financials, Diversified Financial Services)	325,300	5,635,535
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,395,424
Ryobi Limited (Industrials, Machinery)	32,300	838,359
Sankyu Incorporated (Industrials, Road & Rail)	74,000	3,177,980
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	42,000	2,053,745
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,638,500	4,753,635
Sumitomo Heavy Industries Limited (Industrials, Machinery)	51,200	2,106,669
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	4,093,442
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	2,078,509
T-Gaia Corporation (Consumer Discretionary, Specialty Retail)	105,900	2,313,638
Teijin Limited (Materials, Chemicals)	121,300	2,625,725
The Keiyo Bank Limited (Financials, Banks)	201,000	919,636
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	3,346,560
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,312,762
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	2,177,643
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,963,422
UBE Industries Limited (Materials, Chemicals)	107,200	3,132,149

		191,654,824

Liechtenstein: 0.10%
VP Bank AG (Financials, Capital Markets)	6,558	869,956

Malaysia: 0.32%
Tenaga Nasional Bhd (Utilities, Electric Utilities)	717,600	2,712,825

Netherlands: 3.26%
ABN AMRO Group NV (Financials, Banks) 144A	142,600	4,226,579
Aegon NV (Financials, Insurance)	483,700	3,004,645
ASR Nederland NV (Financials, Insurance)	60,500	2,464,017

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Netherlands (continued)
ING Groep NV (Financials, Banks)	282,500	$5,104,830
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	214,800	4,595,798
Philips Lighting NV (Industrials, Electrical Equipment)	59,400	2,247,587
RHI Magnesita NV (Materials, Construction Materials)	64,721	3,505,053
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing) †	58,400	2,166,640

		27,315,149

Norway: 1.31%
Atea ASA (Information Technology, IT Services)	84,900	1,132,755
Den Norske Bank ASA (Financials, Banks)	148,800	2,710,443
Grieg Seafood ASA (Consumer Staples, Food Products)	245,946	2,243,482
Marine Harvest ASA (Consumer Staples, Food Products)	143,900	2,538,068
Yara International ASA (Materials, Chemicals)	53,600	2,382,366

		11,007,114

Poland: 0.15%
Asseco Poland SA (Information Technology, Software)	101,800	1,280,051

Portugal: 0.42%
Energias de Portugal SA (Utilities, Electric Utilities)	1,007,800	3,532,626

Russia: 1.23%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	832,900	3,725,531
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	18,819
Gazprom Neft Sponsored ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)	150,014	3,195,298
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,379,380

		10,319,028

Singapore: 0.93%
DBS Group Holdings Limited (Financials, Banks)	262,300	4,777,226
United Overseas Bank Limited (Financials, Banks)	154,100	3,001,366

		7,778,592

South Africa: 0.41%
Barclays Africa Group Limited (Financials, Banks)	236,000	2,699,766
Petra Diamonds Limited (Materials, Metals & Mining) †	850,600	773,612

		3,473,378

South Korea: 2.61%
BNK Financial Group Incorporated (Financials, Banks)	127,000	1,111,229
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	2,146,915
Industrial Bank of Korea (Financials, Banks)	192,500	2,812,982
KT&G Corporation (Consumer Staples, Tobacco)	45,200	5,067,218
Kwangju Bank (Financials, Banks)	13,510	147,111
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	346,100	4,419,974
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	14,700	3,579,465
Woori Bank (Financials, Banks)	178,044	2,649,104

		21,933,998

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	55

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Spain: 2.55%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	$2,894,104
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	483,500	2,275,174
Gas Natural SDG SA (Utilities, Gas Utilities)	209,300	4,681,757
Iberdrola SA (Utilities, Electric Utilities)	433,600	3,444,272
International Consolidated Airlines Group SA (Industrials, Airlines)	325,200	2,699,647
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	294,900	5,408,490

		21,403,444

Sweden: 1.25%
Boliden AB (Materials, Metals & Mining)	102,400	3,241,505
Electrolux AB Class B (Consumer Discretionary, Household Durables)	104,100	3,457,457
Nordea Bank AB (Financials, Banks)	177,300	2,079,091
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,722,125

		10,500,178

Switzerland: 6.22%
Baloise Holding AG (Financials, Insurance)	28,800	4,441,944
Credit Suisse Group AG (Financials, Capital Markets)	221,500	3,758,783
Georg Fischer AG (Industrials, Machinery)	1,900	2,503,968
Helvetia Holding AG (Financials, Insurance)	4,600	2,540,162
Novartis AG (Health Care, Pharmaceuticals)	46,600	3,998,122
Roche Holding AG (Health Care, Pharmaceuticals)	39,500	9,982,239
Swiss Life Holding AG (Financials, Insurance)	22,100	7,432,753
Swiss Reinsurance AG (Financials, Insurance)	75,700	7,107,517
UBS Group AG (Financials, Capital Markets)	290,700	5,028,630
Valiant Holding AG (Financials, Banks)	22,700	2,469,022
Zurich Insurance Group AG (Financials, Insurance)	9,500	2,875,282

		52,138,422

Taiwan: 0.73%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,112,000	3,732,867
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,373,140

		6,106,007

Thailand: 1.31%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,513,281
Krung Thai Bank PCL (Financials, Banks)	711,300	420,927
Krung Thai Bank PCL ADR (Financials, Banks)	4,470,600	2,641,843
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,858,625
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,551,573

		10,986,249

Turkey: 0.31%
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	522,900	2,599,817

United Kingdom: 14.70%
3i Group plc (Financials, Capital Markets)	409,100	4,989,850
Anglo American plc (Materials, Metals & Mining)	183,043	3,365,579
Aviva plc (Financials, Insurance)	398,600	2,749,736

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
BAE Systems plc (Industrials, Aerospace & Defense)		1,220,400	$9,088,123
Barclays plc (Financials, Banks)		715,000	1,865,643
Barratt Developments plc (Consumer Discretionary, Household Durables)		410,800	3,369,390
Bellway plc (Consumer Discretionary, Household Durables)		80,100	3,755,330
Bovis Homes Group plc (Consumer Discretionary, Household Durables)		182,700	2,767,336
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,023,400	6,816,079
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		864,700	3,037,631
Carillion plc (Industrials, Construction & Engineering) «		764,400	173,157
Centrica plc (Utilities, Multi-Utilities)		898,500	1,756,644
Chemring Group plc (Industrials, Aerospace & Defense)		294,466	701,891
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)		345,400	2,366,969
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	657,258
easyJet plc (Industrials, Airlines)		130,900	2,489,031
Firstgroup plc (Industrials, Road & Rail) †		952,400	1,410,624
GKN plc (Consumer Discretionary, Auto Components)		974,500	4,084,133
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		555,600	9,613,236
Highland Gold Mining Limited (Materials, Metals & Mining)		1,164,800	2,379,541
Inchcape plc (Consumer Discretionary, Distributors)		232,100	2,340,787
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		1,270,500	3,989,292
John Wood Group plc (Energy, Energy Equipment & Services)		62,475	612,756
Johnson Matthey plc (Materials, Chemicals)		104,400	4,279,316
Kingfisher plc (Consumer Discretionary, Specialty Retail)		651,600	2,939,564
Legal & General Group plc (Financials, Insurance)		1,927,000	6,968,529
Lloyds Banking Group plc (Financials, Banks)		5,260,500	4,694,664
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		705,000	2,986,151
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	869,080
Meggitt plc (Industrials, Aerospace & Defense)		297,600	1,950,687
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		367,200	1,326,422
Old Mutual plc (Financials, Insurance)		698,000	1,864,644
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)		501,100	3,278,876
Premier Foods plc (Consumer Staples, Food Products) †		73,926	42,990
Redrow plc (Consumer Discretionary, Household Durables)		388,600	3,169,023
Royal Mail plc (Industrials, Air Freight & Logistics)		382,800	2,290,003
SSE plc (Utilities, Electric Utilities)		170,900	3,157,789
Tate & Lyle plc (Consumer Staples, Food Products)		309,500	2,816,010
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		75,800	3,913,409
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		138,516	537,073
TP Icap plc (Financials, Capital Markets)		113,200	774,644
Vesuvius plc (Industrials, Machinery)		145,400	1,102,468

			123,341,358

Total Common Stocks (Cost $712,089,639)			809,533,174

	Dividend yield
Preferred Stocks: 0.78%

Brazil: 0.78%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	5.69%	471,000	1,870,504
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	10.72	826,900	1,664,653
Itausa Investimentos Itau SA (Financials, Banks)	1.39	945,000	2,995,005

Total Preferred Stocks (Cost $8,528,786)			6,530,162

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	57

INTERNATIONAL VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 3.93%

Investment Companies: 3.93%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	18,389,273	$18,391,111
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	14,627,964	14,627,964

Total Short-Term Investments (Cost $33,018,781)			33,019,075

Total investments in securities (Cost $753,637,206)	101.21%	849,082,411
Other assets and liabilities, net	(1.21)	(10,186,858)

Total net assets	100.00%	$838,895,553

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The following table shows the percent of total long-term investments by sector as of November 30, 2017:

Financials	26.07%
Consumer Discretionary	13.91
Industrials	13.52
Materials	10.86
Health Care	6.76
Consumer Staples	6.46
Telecommunication Services	6.05
Utilities	5.84
Energy	5.46
Information Technology	3.55
Real Estate	1.52

100.00%

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	29,130,426	110,798,769	121,539,922	18,389,273	$(164)	$0	$329,795	$18,391,111
Wells Fargo Government Money Market Fund Select Class	7,366,036	62,151,787	54,889,859	14,627,964	0	0	21,341	14,627,964

					$(164)	$0	$351,136	$33,019,075	3.93%

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.55%

Consumer Discretionary: 6.40%

Automobiles: 0.96%
General Motors Company	15,306	$659,536

Hotels, Restaurants & Leisure: 1.23%
Scientific Games Corporation Class A †	1,551	81,660
Yum China Holdings Incorporated	18,728	764,664

		846,324

Household Durables: 0.53%
NVR Incorporated †	105	364,875

Media: 3.68%
Charter Communications Incorporated Class A †	2,248	733,320
Live Nation Incorporated †	24,929	1,131,278
Viacom Incorporated Class B	23,219	657,562

		2,522,160

Consumer Staples: 8.08%

Beverages: 2.12%
PepsiCo Incorporated	12,493	1,455,684

Food & Staples Retailing: 3.84%
US Foods Holding Corporation †	39,265	1,143,397
Walgreens Boots Alliance Incorporated	20,437	1,486,996

		2,630,393

Household Products: 1.61%
The Procter & Gamble Company	12,307	1,107,507

Tobacco: 0.51%
Philip Morris International	3,382	347,501

Energy: 10.53%

Oil, Gas & Consumable Fuels: 10.53%
Chevron Corporation	18,575	2,210,239
Devon Energy Corporation	33,567	1,293,337
Exxon Mobil Corporation	39,037	3,251,392
SRC Energy Incorporated †	8,570	75,073
Valero Energy Corporation	2,218	189,905
World Fuel Services Corporation	7,245	203,367

		7,223,313

Financials: 26.00%

Banks: 12.34%
Bank of America Corporation	102,918	2,899,200
Bank of N.T. Butterfield & Son	3,618	143,924
Citigroup Incorporated	2,004	151,302

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	59

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Banks (continued)
Comerica Incorporated	12,286	$1,023,547
Fifth Third Bancorp	20,815	635,066
JPMorgan Chase & Company	30,823	3,221,620
US Bancorp	7,044	388,477

		8,463,136

Capital Markets: 2.11%
Bank of New York Mellon Corporation	26,192	1,433,750
Morgan Stanley	256	13,212

		1,446,962

Consumer Finance: 1.18%
Capital One Financial Corporation	8,849	814,108

Diversified Financial Services: 4.96%
Berkshire Hathaway Incorporated Class B †	17,628	3,402,380

Insurance: 5.41%
American International Group Incorporated	1,270	76,149
Assured Guaranty Limited	20,667	750,419
Chubb Limited	1,917	291,595
CNO Financial Group Incorporated	33,711	849,854
The Progressive Corporation	13,980	743,456
The Travelers Companies Incorporated	2,658	360,345
Unum Group	11,268	637,994

		3,709,812

Health Care: 12.45%

Biotechnology: 4.07%
Amgen Incorporated	7,492	1,316,045
Biogen Incorporated	4,384	1,412,393
Bioverativ Incorporated †	1,260	63,025

		2,791,463

Health Care Equipment & Supplies: 2.18%
Baxter International Incorporated	22,725	1,489,169
Medtronic plc	101	8,295

		1,497,464

Health Care Providers & Services: 0.60%
Humana Incorporated	1,569	409,289

Pharmaceuticals: 5.60%
Johnson & Johnson	10,219	1,423,813
Mallinckrodt plc †	20,479	446,852
Merck & Company Incorporated	35,647	1,970,210

		3,840,875

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Industrials: 6.44%

Aerospace & Defense: 1.35%
Raytheon Company	2,071	$395,872
The Boeing Company	1,904	527,027

		922,899

Air Freight & Logistics: 0.12%
FedEx Corporation	364	84,251

Airlines: 1.64%
Southwest Airlines Company	18,562	1,126,157

Commercial Services & Supplies: 0.08%
Waste Management Incorporated	632	51,982

Industrial Conglomerates: 2.42%
Honeywell International Incorporated	10,634	1,658,479

Machinery: 0.83%
EnPro Industries Incorporated	3,975	343,321
Mueller Industries Incorporated	6,272	228,301

		571,622

Information Technology: 8.23%

Communications Equipment: 2.05%
Harris Corporation	9,750	1,408,875

Electronic Equipment, Instruments & Components: 0.18%
Arrow Electronics Incorporated †	1,487	120,046

Internet Software & Services: 1.54%
Alphabet Incorporated Class C †	965	985,661
eBay Incorporated †	2,120	73,500

		1,059,161

IT Services: 0.11%
Black Knight Incorporated †	293	13,156
PayPal Holdings Incorporated †	842	63,765

		76,921

Semiconductors & Semiconductor Equipment: 2.85%
Intel Corporation	19,421	870,838
Micron Technology Incorporated †	25,377	1,075,731
Texas Instruments Incorporated	100	9,729

		1,956,298

Software: 1.50%
Dell Technologies Incorporated Class V †	9,255	724,111
Oracle Corporation	6,174	302,896

		1,027,007

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	61

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Materials: 2.38%

Chemicals: 0.63%
LyondellBasell Industries NV Class A	4,116	$430,945

Metals & Mining: 0.45%
Freeport-McMoRan Incorporated †	22,548	313,868

Paper & Forest Products: 1.30%
Louisiana-Pacific Corporation †	32,246	890,312

Real Estate: 8.00%

Equity REITs: 8.00%
CoreCivic Incorporated	39,532	929,397
Park Hotels & Resorts Incorporated	19,793	577,956
Prologis Incorporated	22,622	1,498,255
Weyerhaeuser Company	32,417	1,146,913
Xenia Hotels & Resorts Incorporated	60,661	1,333,935

		5,486,456

Telecommunication Services: 1.68%

Diversified Telecommunication Services: 1.61%
Verizon Communications Incorporated	21,705	1,104,567

Wireless Telecommunication Services: 0.07%
T-Mobile USA Incorporated †	762	46,535

Utilities: 7.36%

Electric Utilities: 4.71%
American Electric Power Company Incorporated	20,024	1,554,463
Avangrid Incorporated	2,739	145,359
NextEra Energy Incorporated	6,468	1,022,203
PG&E Corporation	7,264	393,999
PPL Corporation	3,093	113,420

		3,229,444

Gas Utilities: 0.63%
UGI Corporation	8,752	428,936

Multi-Utilities: 2.02%
MDU Resources Group Incorporated	10,101	282,323
Vectren Corporation	15,914	1,106,023

		1,388,346

Total Common Stocks (Cost $59,052,408)		66,915,889

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 2.01%

Investment Companies: 2.01%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00%	1,379,139	$1,379,139

Total Short-Term Investments (Cost $1,379,139)			1,379,139

Total investments in securities (Cost $60,431,547)	99.56%	68,295,028
Other assets and liabilities, net	0.44	303,537

Total net assets	100.00%	$68,598,565

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	11	12-15-2017	$1,414,978	$1,456,345	$41,367	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,468,513	14,387,409	14,476,783	1,379,139	$0	$0	$5,604	$1,379,139	2.01%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	63

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.05%

Consumer Discretionary: 10.73%

Auto Components: 0.62%
Fox Factory Holding Corporation †	290,450	$11,327,547

Diversified Consumer Services: 0.41%
Houghton Mifflin Harcourt Company †	770,692	7,514,247

Hotels, Restaurants & Leisure: 3.86%
Del Taco Restaurants Incorporated †	467,155	5,736,663
Eldorado Resorts Incorporated †«	537,203	16,438,412
Extended Stay America Incorporated	916,351	16,008,652
International Game Technology	872,370	23,981,451
Zoe’s Kitchen Incorporated †«	527,231	8,425,151

		70,590,329

Media: 1.49%
IMAX Corporation †«	421,145	10,697,083
Lions Gate Entertainment Class A	200,397	6,554,986
Lions Gate Entertainment Class B †	321,065	9,965,858
Media General Incorporated (a)	347,897	0

		27,217,927

Specialty Retail: 3.49%
At Home Group Incorporated †«	420,017	11,605,070
Burlington Stores Incorporated †	188,276	20,026,918
Dick’s Sporting Goods Incorporated	321,197	9,462,464
Monro Muffler Brake Incorporated «	206,348	10,410,257
Party City Holdco Incorporated †«	893,227	12,415,855

		63,920,564

Textiles, Apparel & Luxury Goods: 0.86%
G-III Apparel Group Limited †	513,408	15,812,966

Consumer Staples: 2.31%

Food & Staples Retailing: 1.19%
Performance Food Group Company †	731,770	21,696,981

Household Products: 1.12%
Central Garden & Pet Company Class A †	533,041	20,559,391

Energy: 1.22%

Oil, Gas & Consumable Fuels: 1.22%
Diamondback Energy Incorporated †	98,755	10,794,909
GasLog Limited «	641,463	11,546,334

		22,341,243

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 9.13%

Banks: 2.51%
ServisFirst Bancshares Incorporated	317,091	$13,314,651
Signature Bank †	50,488	6,930,993
SVB Financial Group †	112,882	25,696,458

		45,942,102

Capital Markets: 3.94%
Evercore Partners Incorporated Class A	295,882	25,697,352
Stifel Financial Corporation	354,531	19,938,823
Virtu Financial Incorporated Class A «	784,293	12,783,976
Virtus Investment Partners Incorporated	114,782	13,779,579

		72,199,730

Insurance: 1.10%
Argo Group International Holdings Limited	327,508	20,059,865

Thrifts & Mortgage Finance: 1.58%
Essent Group Limited †	521,401	23,071,994
Sterling Bancorp Incorporated †«	470,289	5,831,584

		28,903,578

Health Care: 19.62%

Biotechnology: 4.99%
Alnylam Pharmaceuticals Incorporated †	95,124	12,797,983
Bioverativ Incorporated †	194,487	9,728,240
Emergent BioSolutions Incorporated †	286,551	12,588,185
Esperion Therapeutics Incorporated †«	162,458	9,992,792
Flexion Therapeutics Incorporated †«	415,702	10,770,839
Foundation Medicine Incorporated †«	208,663	11,100,872
Galapagos NV †«	74,432	6,563,414
Intercept Pharmaceuticals Incorporated †«	75,810	4,655,492
Intrexon Corporation «	411,870	5,617,907
Tesaro Incorporated †«	89,776	7,595,050

		91,410,774

Health Care Equipment & Supplies: 6.89%
AngioDynamics Incorporated †	347,100	5,963,178
Atricure Incorporated †	623,547	11,535,620
Cerus Corporation †«	1,765,555	6,973,942
DexCom Incorporated †«	179,816	10,506,649
Glaukos Corporation †«	341,928	9,153,413
Inogen Incorporated †	136,134	17,525,891
K2M Group Holdings Incorporated †	551,458	10,841,664
Nevro Corporation †	224,340	16,785,119
Novocure Limited †«	545,437	10,499,662
Tactile Systems Technology Class I †«	376,991	11,245,642
Wright Medical Group NV †«	619,784	15,066,949

		126,097,729

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	65

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services: 2.94%
AMN Healthcare Services Incorporated †«	327,306	$16,430,761
HealthEquity Incorporated †	427,073	22,152,277
Teladoc Incorporated †«	413,525	15,341,778

		53,924,816

Health Care Technology: 2.69%
athenahealth Incorporated †	90,570	12,035,847
Evolent Health Incorporated Class A †«	1,107,692	14,233,842
Medidata Solutions Incorporated †	212,326	14,149,405
Vocera Communications Incorporated †	300,199	8,795,831

		49,214,925

Life Sciences Tools & Services: 1.31%
ICON plc ADR †	204,842	23,927,594

Pharmaceuticals: 0.80%
Optinose Incorporated †«	209,550	4,000,310
Pacira Pharmaceuticals Incorporated †	230,137	10,632,329

		14,632,639

Industrials: 19.55%

Aerospace & Defense: 0.60%
Kratos Defense & Security Solutions Incorporated †	1,049,602	10,947,349

Air Freight & Logistics: 0.67%
Hub Group Incorporated Class A †	256,022	12,237,852

Building Products: 4.83%
A.O. Smith Corporation	353,932	22,446,367
Apogee Enterprises Incorporated	316,976	15,858,309
JELD-WEN Holding Incorporated †	280,740	10,979,741
Masonite International Corporation †	179,023	13,185,044
NCI Building Systems Incorporated †	853,392	14,251,646
PGT Incorporated †	719,275	11,760,146

		88,481,253

Commercial Services & Supplies: 2.53%
Copart Incorporated †	657,633	28,383,440
KAR Auction Services Incorporated	355,991	17,931,267

		46,314,707

Construction & Engineering: 1.67%
Dycom Industries Incorporated †	59,272	6,364,035
Granite Construction Incorporated	365,204	24,238,589

		30,602,624

Machinery: 4.45%
EnPro Industries Incorporated	222,732	19,237,363
Gardner Denver Holdings Incorporated †	629,916	20,415,578

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Machinery (continued)
REV Group Incorporated	499,651	$13,645,469
SPX Corporation †	531,944	16,963,694
Wabash National Corporation «	556,575	11,214,986

		81,477,090

Professional Services: 1.90%
On Assignment Incorporated †	420,611	26,902,280
RPX Corporation	599,937	7,913,169

		34,815,449

Road & Rail: 2.90%
Genesee & Wyoming Incorporated Class A †	246,237	19,408,400
Knight-Swift Transportation Holdings Incorporated	354,207	15,117,555
Schneider National Incorporated Class B «	704,545	18,480,215

		53,006,170

Information Technology: 28.69%

Communications Equipment: 0.98%
Ciena Corporation †	821,847	17,875,172

Electronic Equipment, Instruments & Components: 1.72%
OSI Systems Incorporated †	173,626	15,046,429
Tech Data Corporation †	170,060	16,444,802

		31,491,231

Internet Software & Services: 6.86%
2U Incorporated †«	374,322	23,994,040
Benefitfocus Incorporated †«	403,321	10,929,999
Cloudera Incorporated †	747,114	11,826,815
Cornerstone OnDemand Incorporated †	388,396	14,359,000
Hortonworks Incorporated †	544,929	10,359,100
Mimecast Limited †	368,128	11,191,091
New Relic Incorporated †	334,176	18,807,425
Okta Incorporated †	197,857	5,779,403
Shopify Incorporated Class A †«	177,188	18,395,658

		125,642,531

IT Services: 1.13%
Acxiom Corporation †	756,182	20,605,960

Semiconductors & Semiconductor Equipment: 7.06%
Axcelis Technologies Incorporated †	469,657	15,029,024
Cypress Semiconductor Corporation	1,566,963	25,087,078
FormFactor Incorporated †	1,161,867	19,054,619
Microsemi Corporation †	437,436	23,118,493
Nanometrics Incorporated †	347,895	8,753,038
Silicon Motion Technology Corporation ADR «	254,752	13,185,964
Teradyne Incorporated	616,929	24,967,117

		129,195,333

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	67

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Software: 10.94%
Atlassian Corporation plc Class A †		343,591	$16,042,264
Cadence Design Systems Incorporated †		612,201	26,881,746
CyberArk Software Limited †«		262,991	12,376,356
Nuance Communications Incorporated †		1,014,522	15,765,672
PTC Incorporated †		458,731	29,211,990
RealPage Incorporated †		540,615	24,516,890
Sailpoint Technologies Holding †		26,340	387,198
SS&C Technologies Holdings Incorporated		861,135	35,556,264
Talend SA ADR †		263,371	10,526,939
The Ultimate Software Group Incorporated †		62,838	13,260,703
Zendesk Incorporated †		471,259	15,839,015

			200,365,037

Materials: 3.55%

Chemicals: 0.56%
KMG Chemicals Incorporated		188,641	10,260,184

Metals & Mining: 1.83%
Carpenter Technology Corporation		338,651	16,739,519
Steel Dynamics Incorporated		434,392	16,724,092

			33,463,611

Paper & Forest Products: 1.16%
Boise Cascade Company		554,198	21,336,623

Real Estate: 1.25%

Equity REITs: 1.25%
QTS Realty Trust Incorporated Class A		411,310	22,893,515

Total Common Stocks (Cost $1,220,678,018)			1,758,306,638

	Yield
Short-Term Investments: 16.58%

Investment Companies: 16.58%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	235,213,579	235,237,100
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	68,328,716	68,328,716

Total Short-Term Investments (Cost $303,552,950)			303,565,816

Total investments in securities (Cost $1,524,230,968)	112.63%	2,061,872,454
Other assets and liabilities, net	(12.63)	(231,152,167)

Total net assets	100.00%	$1,830,720,287

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	205,550,129	473,115,600	443,452,150	235,213,579	$715	$0	$1,152,106	$235,237,100
Wells Fargo Government Money Market Fund Select Class	62,006,657	203,531,569	197,209,510	68,328,716	0	0	311,315	68,328,716

					$715	$0	$1,463,421	$303,565,816	16.58%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	69

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.37%

Consumer Discretionary: 18.48%

Auto Components: 2.33%
American Axle & Manufacturing Holdings Incorporated †	76,335	$1,370,211
Visteon Corporation †	18,480	2,433,631

		3,803,842

Diversified Consumer Services: 1.50%
Adtalem Global Education Incorporated	59,226	2,454,918

Hotels, Restaurants & Leisure: 4.42%
Eldorado Resorts Incorporated †«	88,176	2,698,186
Extended Stay America Incorporated	79,072	1,381,388
Red Robin Gourmet Burgers Incorporated †	33,872	1,774,893
SeaWorld Entertainment Incorporated †«	117,152	1,376,536

		7,231,003

Household Durables: 3.50%
Century Communities Incorporated †	75,397	2,363,696
Taylor Morrison Home Corporation Class A †	57,172	1,381,276
TRI Pointe Homes Incorporated †	109,509	1,984,303

		5,729,275

Internet & Direct Marketing Retail: 1.03%
1-800-Flowers.com Incorporated Class A †	164,102	1,682,046

Media: 3.14%
AMC Entertainment Holdings Class A «	81,261	1,157,969
IMAX Corporation †«	64,653	1,642,186
Regal Entertainment Group Class A «	115,133	2,326,838

		5,126,993

Specialty Retail: 1.66%
Asbury Automotive Group Incorporated †	19,691	1,295,668
Urban Outfitters Incorporated †«	45,519	1,416,551

		2,712,219

Textiles, Apparel & Luxury Goods: 0.90%
Oxford Industries Incorporated	21,281	1,468,389

Consumer Staples: 1.73%

Food & Staples Retailing: 0.69%
United Natural Foods Incorporated †	23,356	1,121,555

Food Products: 1.04%
Darling Ingredients Incorporated †	94,718	1,700,188

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Energy: 5.22%

Energy Equipment & Services: 2.21%
Basic Energy Services Incorporated †	40,880	$914,486
C&J Energy Services Incorporated †	43,195	1,350,276
Unit Corporation †	63,413	1,356,404

		3,621,166

Oil, Gas & Consumable Fuels: 3.01%
Callon Petroleum Company †	99,424	1,097,641
Delek US Holdings Incorporated	58,048	1,928,355
Scorpio Tankers Incorporated	310,064	961,198
SM Energy Company	45,045	929,729

		4,916,923

Financials: 28.11%

Banks: 18.59%
Berkshire Hills Bancorp Incorporated	42,006	1,619,331
Cathay General Bancorp	44,756	1,941,963
Chemical Financial Corporation	33,845	1,908,520
ConnectOne Bancorp Incorporated	49,823	1,352,694
Customers Bancorp Incorporated †	45,909	1,244,134
FCB Financial Holdings Class A †	33,189	1,754,039
First Bancorp Corporation	36,107	1,368,455
FNB Corporation	111,754	1,585,789
Great Western Bancorp Incorporated	41,989	1,734,985
Green Bancorp Incorporated †	58,235	1,304,464
Independent Bank Group Incorporated	32,387	2,231,464
MB Financial Incorporated	37,507	1,745,951
Opus Bank †	41,498	1,157,794
Renasant Corporation	35,782	1,540,057
Simmons First National Corporation Class A	28,151	1,629,943
Sterling BanCorp	66,949	1,697,157
Valley National Bancorp	118,465	1,409,734
WesBanco Incorporated	35,263	1,483,514
Wintrust Financial Corporation	20,024	1,679,012

		30,389,000

Capital Markets: 0.94%
Stifel Financial Corporation	27,460	1,544,350

Consumer Finance: 1.90%
Encore Capital Group Incorporated †«	36,347	1,664,693
PRA Group Incorporated †	41,545	1,445,766

		3,110,459

Insurance: 4.98%
Horace Mann Educators Corporation	44,031	2,056,248
James River Group Holdings Limited	35,044	1,418,581

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	71

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Insurance (continued)
Kemper Corporation	36,118	$2,492,142
Primerica Incorporated	20,857	2,169,128

		8,136,099

Thrifts & Mortgage Finance: 1.70%
Bofi Holding Incorporated †«	61,382	1,696,598
Dime Community Bancshares	49,282	1,086,668

		2,783,266

Health Care: 7.48%

Health Care Equipment & Supplies: 2.32%
Lantheus Holdings Incorporated †	70,510	1,579,424
Merit Medical Systems Incorporated †	50,814	2,207,868

		3,787,292

Health Care Providers & Services: 4.14%
AMN Healthcare Services Incorporated †	36,978	1,856,296
Magellan Health Services Incorporated †	18,777	1,586,657
MEDNAX Incorporated †	34,905	1,737,920
Premier Incorporated Class A †	54,835	1,591,312

		6,772,185

Life Sciences Tools & Services: 1.02%
Cambrex Corporation †	34,093	1,665,443

Industrials: 8.12%

Aerospace & Defense: 0.71%
Triumph Group Incorporated	37,505	1,158,905

Building Products: 0.91%
Builders FirstSource Incorporated †	73,411	1,497,584

Commercial Services & Supplies: 2.10%
Interface Incorporated	87,264	2,177,237
LSC Communications Incorporated	77,012	1,259,916

		3,437,153

Construction & Engineering: 0.82%
KBR Incorporated	71,350	1,337,813

Road & Rail: 1.02%
Hertz Global Holdings Incorporated †«	87,721	1,662,313

Trading Companies & Distributors: 2.56%
Air Lease Corporation	50,209	2,174,050
Triton International Limited	50,682	2,005,487

		4,179,537

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Information Technology: 12.78%

Communications Equipment: 1.53%
Comtech Telecommunications Corporation	37,035	$802,548
Finisar Corporation †«	84,545	1,691,745

		2,494,293

Electronic Equipment, Instruments & Components: 3.75%
Anixter International Incorporated †	21,110	1,509,365
TTM Technologies Incorporated †	118,506	1,935,203
VeriFone Systems Incorporated †	65,172	1,130,082
Vishay Intertechnology Incorporated «	71,022	1,555,382

		6,130,032

IT Services: 1.06%
Virtusa Corporation †	37,546	1,740,257

Semiconductors & Semiconductor Equipment: 4.84%
Cirrus Logic Incorporated †	30,705	1,696,144
Cypress Semiconductor Corporation	166,766	2,669,924
FormFactor Incorporated †	101,781	1,669,208
Synaptics Incorporated †	17,951	677,471
Veeco Instruments Incorporated †	74,180	1,198,007

		7,910,754

Software: 1.18%
Tivo Corporation	108,643	1,933,845

Technology Hardware, Storage & Peripherals: 0.42%
Super Micro Computer Incorporated †	31,241	688,864

Materials: 2.90%

Chemicals: 2.17%
A. Schulman Incorporated	51,598	1,958,144
Cabot Corporation	26,069	1,596,466

		3,554,610

Construction Materials: 0.46%
Forterra Incorporated †«	76,194	749,749

Metals & Mining: 0.27%
AK Steel Holding Corporation †«	90,244	439,488

Real Estate: 8.97%

Equity REITs: 8.28%
Brandywine Realty Trust	92,770	1,598,427
Corporate Office Properties Trust	50,274	1,525,313
Cousins Properties Incorporated	187,202	1,679,202
Equity Commonwealth †	50,674	1,523,260
Four Corners Property Trust Incorporated	51,387	1,341,201
Kite Realty Group Trust	63,176	1,214,874

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	73

SMALL COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Equity REITs (continued)
Pebblebrook Hotel Trust «		39,755	$1,529,375
Ramco-Gershenson Properties Trust		96,504	1,390,623
Sunstone Hotel Investors Incorporated		104,194	1,741,082

			13,543,357

Real Estate Management & Development: 0.69%
Alexander & Baldwin Incorporated		38,728	1,125,436

Utilities: 3.58%

Electric Utilities: 3.58%
ALLETE Incorporated		20,539	1,653,390
El Paso Electric Company		35,634	2,170,111
Portland General Electric Company		24,014	1,192,055
Spark Energy Incorporated Class A «		67,073	838,413

			5,853,969

Total Common Stocks (Cost $124,496,217)			159,194,570

	Yield
Short-Term Investments: 13.80%

Investment Companies: 13.80%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	19,498,529	19,500,479
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	3,068,712	3,068,712

Total Short-Term Investments (Cost $22,568,547)			22,569,191

Total investments in securities (Cost $147,064,764)	111.17%	181,763,761
Other assets and liabilities, net	(11.17)	(18,269,435)

Total net assets	100.00%	$163,494,326

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	13,908,596	82,168,302	76,578,369	19,498,529	$30	$0	$185,687	$19,500,479
Wells Fargo Government Money Market Fund Select Class	4,735,638	39,645,032	41,311,958	3,068,712	0	0	27,897	3,068,712

					$30	$0	$213,584	$22,569,191	13.80%

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 28.64%
FHLB	3.50%	6-1-2032	$2,658,242	$2,765,770
FHLB	3.50	7-1-2032	6,950,225	7,270,075
FHLB	4.00	6-1-2032	335,828	348,539
FHLB	4.50	3-1-2041	715,526	774,731
FHLB	4.50	5-1-2045	297,796	322,036
FHLMC (12 Month LIBOR +1.63%) ±	2.62	7-1-2046	10,137,610	10,227,162
FHLMC (a)	3.00	10-15-2047	36,778,000	36,736,338
FHLMC (12 Month LIBOR +1.62%) ±	3.09	2-1-2045	2,349,520	2,394,279
FHLMC	3.50	9-1-2026	1,039,625	1,083,167
FHLMC	3.50	12-1-2029	29,684,720	30,885,214
FHLMC	3.50	4-1-2030	6,254,805	6,505,425
FHLMC	3.50	6-1-2030	1,784,825	1,856,375
FHLMC	3.50	7-1-2030	2,200,656	2,288,885
FHLMC	3.50	7-1-2030	2,587,631	2,691,458
FHLMC	3.50	8-1-2030	423,622	440,659
FHLMC	3.50	8-1-2030	2,574,368	2,677,631
FHLMC	3.50	10-1-2030	1,006,313	1,047,094
FHLMC	3.50	10-1-2030	478,321	497,514
FHLMC	3.50	10-1-2030	400,550	416,771
FHLMC	3.50	10-1-2030	748,771	778,754
FHLMC	3.50	10-1-2030	1,172,335	1,220,370
FHLMC	3.50	11-1-2030	1,686,352	1,756,891
FHLMC	3.50	11-1-2030	3,338,965	3,475,776
FHLMC	3.50	11-1-2030	1,915,766	1,993,345
FHLMC	3.50	1-1-2031	2,326,946	2,425,251
FHLMC	3.50	1-1-2031	395,289	411,460
FHLMC	3.50	1-1-2031	5,705,934	5,937,400
FHLMC	3.50	2-1-2031	822,387	857,137
FHLMC	3.50	11-1-2031	524,899	548,021
FHLMC	3.50	5-1-2032	1,568,204	1,626,541
FHLMC	3.50	5-1-2032	4,291,092	4,461,204
FHLMC	3.50	6-1-2032	19,445,349	20,138,566
FHLMC	3.50	10-1-2032	8,558,690	8,864,791
FHLMC	3.50	12-1-2032	798,515	827,079
FHLMC	3.50	11-1-2035	205,971	215,016
FHLMC	3.50	12-1-2035	1,022,638	1,064,140
FHLMC	3.50	12-1-2045	652,863	673,504
FHLMC	4.00	10-1-2029	1,521,628	1,613,132
FHLMC	4.00	1-1-2034	6,384,837	6,744,904
FHLMC	4.00	6-1-2034	221,827	234,240
FHLMC	4.00	1-1-2035	265,241	282,980
FHLMC	4.00	1-1-2036	392,055	415,990
FHLMC	4.00	10-1-2036	2,736,470	2,896,032
FHLMC	4.00	3-1-2037	315,142	335,434
FHLMC	4.00	3-1-2037	417,372	445,274
FHLMC	4.00	3-1-2037	707,066	750,203
FHLMC	4.00	4-1-2037	3,465,269	3,688,291
FHLMC	4.00	4-1-2037	2,911,935	3,089,580
FHLMC	4.00	8-1-2043	3,208,270	3,392,312
FHLMC	4.00	8-1-2044	1,146,677	1,212,095

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	75

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	10-1-2045	$2,036,303	$2,159,306
FHLMC	4.00	12-1-2045	1,811,932	1,921,384
FHLMC	4.00	12-1-2045	1,193,547	1,256,594
FHLMC	4.00	2-1-2046	1,446,635	1,523,124
FHLMC	4.00	6-1-2046	2,381,872	2,510,206
FHLMC	4.00	4-1-2047	1,933,012	2,050,988
FHLMC %%	4.00	1-18-2048	14,500,000	15,127,861
FHLMC	4.50	8-1-2020	2,357,902	2,393,360
FHLMC	4.50	6-1-2039	266,593	282,799
FHLMC	4.50	7-1-2039	290,085	307,787
FHLMC	4.50	1-1-2045	1,793,884	1,945,124
FHLMC	4.50	4-1-2047	2,372,865	2,582,368
FHLMC	4.50	4-1-2047	2,786,219	3,011,166
FHLMC	4.50	4-1-2047	3,104,005	3,341,099
FHLMC	5.00	5-1-2044	1,266,842	1,388,665
FHLMC	5.00	6-1-2044	3,784,329	4,204,092
FHLMC	6.00	2-1-2023	20,267	22,721
FHLMC	6.50	4-1-2021	785	810
FHLMC Series 1590 Class IA (1 Month LIBOR +1.05%) ±	2.30	10-15-2023	21,593	22,060
FHLMC Series 1897 Class K	7.00	9-15-2026	744	825
FHLMC Series 1935 Class FL (1 Month LIBOR +0.70%) ±	1.95	2-15-2027	2,111	2,148
FHLMC Series 2423 Class MC	7.00	3-15-2032	13,287	15,141
FHLMC Series 3829 Class ED	3.50	10-15-2028	703,296	705,227
FHLMC Series 3838 Class QE	3.50	1-15-2029	1,542,653	1,550,352
FHLMC Series 4425 Class A	4.00	9-15-2040	3,422,823	3,584,493
FHLMC Series 4529 Class HC	3.00	10-15-2039	2,084,087	2,098,000
FHLMC Series 4604 Class AB	3.00	8-15-2046	4,868,628	4,923,874
FHLMC Series 4640 Class LD	4.00	9-15-2043	18,932,937	19,817,367
FHLMC Series 4700 Class QJ	4.00	7-15-2044	12,645,168	13,250,981
FHLMC Series 4705 Class A	4.50	9-15-2042	8,323,940	8,821,205
FNMA	4.00	7-1-2024	1,996,584	2,075,399
FNMA ¤	0.00	10-9-2019	12,760,000	12,287,939
FNMA	1.50	4-25-2043	2,501,577	2,288,577
FNMA ±±	2.68	12-25-2026	4,247,000	4,145,511
FNMA (12 Month LIBOR +1.61%) ±	2.69	5-1-2046	4,478,006	4,539,786
FNMA ±±	2.94	9-25-2027	4,255,000	4,252,146
FNMA (12 Month LIBOR +1.61%) ±	2.95	10-1-2047	6,466,128	6,592,046
FNMA (12 Month LIBOR +1.62%) ±	2.99	8-1-2047	8,259,253	8,432,778
FNMA	3.00	12-1-2032	13,600,000	13,865,009
FNMA (12 Month LIBOR +1.62%) ±	3.13	3-1-2047	7,352,688	7,530,115
FNMA (12 Month LIBOR +1.56%) ±	3.16	10-1-2043	1,457,879	1,491,006
FNMA (12 Month LIBOR +1.62%) ±	3.17	10-1-2047	5,529,248	5,649,729
FNMA (12 Month LIBOR +1.62%) ±	3.23	6-1-2047	6,935,325	7,102,371
FNMA	3.50	8-1-2028	97,853	101,453
FNMA	3.50	10-1-2028	3,789,677	3,926,362
FNMA	3.50	9-1-2029	218,710	226,450
FNMA	3.50	10-1-2029	1,067,262	1,110,036
FNMA	3.50	1-1-2030	2,194,008	2,281,894
FNMA	3.50	2-1-2030	660,583	687,077
FNMA	3.50	7-1-2030	2,493,615	2,593,694

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	7-1-2030	$771,486	$800,299
FNMA	3.50	8-1-2030	380,136	394,789
FNMA	3.50	8-1-2030	1,634,397	1,700,063
FNMA	3.50	1-1-2031	2,417,259	2,514,034
FNMA	3.50	2-1-2031	1,874,071	1,949,100
FNMA	3.50	4-1-2031	1,707,558	1,778,649
FNMA	3.50	4-1-2031	6,887,841	7,164,061
FNMA	3.50	5-1-2031	1,643,442	1,709,381
FNMA	3.50	12-1-2031	719,912	749,235
FNMA	3.50	1-1-2032	4,504,631	4,692,105
FNMA	3.50	2-1-2032	868,925	902,441
FNMA	3.50	3-1-2032	5,127,209	5,306,631
FNMA	3.50	4-1-2032	1,449,892	1,501,448
FNMA	3.50	4-1-2032	2,880,333	2,992,482
FNMA	3.50	4-1-2032	4,521,686	4,695,080
FNMA	3.50	4-1-2032	7,084,683	7,390,647
FNMA	3.50	5-1-2032	2,744,079	2,851,034
FNMA	3.50	5-1-2032	3,891,828	4,041,217
FNMA	3.50	5-1-2032	5,683,681	5,920,600
FNMA	3.50	6-1-2032	3,700,470	3,844,864
FNMA	3.50	6-1-2032	3,536,000	3,671,758
FNMA	3.50	6-1-2032	3,232,429	3,345,923
FNMA	3.50	8-1-2032	2,645,301	2,759,804
FNMA	3.50	8-1-2032	2,847,214	2,947,515
FNMA	3.50	9-1-2032	3,450,009	3,597,202
FNMA	3.50	9-1-2033	856,727	893,291
FNMA	3.50	9-1-2036	7,859,823	8,195,230
FNMA	3.50	12-1-2036	4,677,464	4,866,908
FNMA	3.50	6-1-2043	878,708	907,322
FNMA %%	3.50	12-13-2047	67,000,000	68,671,127
FNMA %%	3.50	1-18-2048	80,300,000	82,183,663
FNMA %%	3.50	2-13-2048	82,900,000	84,711,884
FNMA	4.00	4-1-2024	2,891,836	3,006,013
FNMA	4.00	1-1-2025	4,265,058	4,433,971
FNMA	4.00	4-1-2025	2,505,718	2,603,769
FNMA	4.00	7-1-2029	8,360,650	8,883,698
FNMA	4.00	11-1-2029	2,346,775	2,487,409
FNMA	4.00	2-1-2032	109,957	116,126
FNMA	4.00	3-1-2032	448,314	476,074
FNMA	4.00	5-1-2032	781,253	821,542
FNMA	4.00	6-1-2032	6,961,799	7,394,618
FNMA	4.00	6-1-2032	831,933	883,793
FNMA	4.00	12-1-2033	626,035	666,369
FNMA	4.00	4-1-2034	5,792,713	6,146,228
FNMA	4.00	7-1-2035	9,979,321	10,622,197
FNMA	4.00	11-1-2035	4,385,334	4,668,163
FNMA	4.00	11-1-2035	1,005,669	1,072,085
FNMA	4.00	1-1-2036	8,877,197	9,449,657
FNMA	4.00	1-1-2036	551,335	587,747
FNMA	4.00	7-1-2036	7,104,386	7,538,824

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	77

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	9-1-2036	$3,005,229	$3,186,044
FNMA	4.00	11-1-2036	2,229,907	2,366,206
FNMA	4.00	12-1-2036	462,266	490,554
FNMA	4.00	12-1-2036	7,133,825	7,570,041
FNMA	4.00	12-1-2036	238,242	252,793
FNMA	4.00	1-1-2037	370,463	393,134
FNMA	4.00	2-1-2037	625,645	663,861
FNMA	4.00	2-1-2037	568,454	603,173
FNMA	4.00	3-1-2037	1,124,509	1,193,197
FNMA	4.00	3-1-2037	992,754	1,050,645
FNMA	4.00	3-1-2037	390,768	416,559
FNMA	4.00	3-1-2037	251,761	267,139
FNMA	4.00	3-1-2037	572,406	607,370
FNMA	4.00	3-1-2037	206,941	220,026
FNMA	4.00	3-1-2037	1,696,735	1,806,107
FNMA	4.00	3-1-2037	1,025,250	1,090,081
FNMA	4.00	3-1-2037	2,041,749	2,166,455
FNMA	4.00	3-1-2037	1,559,819	1,650,776
FNMA	4.00	3-1-2037	754,298	801,997
FNMA	4.00	4-1-2037	4,748,400	5,054,473
FNMA	4.00	4-1-2037	918,158	974,243
FNMA	4.00	4-1-2037	1,507,889	1,607,412
FNMA	4.00	4-1-2037	1,608,904	1,712,623
FNMA	4.00	4-1-2037	1,635,862	1,743,837
FNMA	4.00	4-1-2037	2,152,340	2,283,810
FNMA	4.00	5-1-2037	1,031,834	1,094,863
FNMA	4.00	5-1-2037	1,411,267	1,497,466
FNMA	4.00	5-1-2037	1,007,481	1,072,425
FNMA	4.00	5-1-2037	1,006,936	1,071,846
FNMA	4.00	5-1-2037	645,372	686,182
FNMA	4.00	5-1-2037	1,066,189	1,131,313
FNMA	4.00	5-1-2037	611,168	651,506
FNMA	4.00	6-1-2037	1,221,416	1,302,030
FNMA	4.00	6-1-2037	1,751,433	1,864,340
FNMA	4.00	6-1-2037	2,646,143	2,813,473
FNMA	4.00	6-1-2037	1,564,166	1,667,407
FNMA	4.00	7-1-2037	1,364,003	1,443,544
FNMA	4.00	7-1-2037	662,938	701,595
FNMA	4.00	9-1-2037	800,655	853,502
FNMA	4.00	9-1-2037	2,167,594	2,294,000
FNMA	4.00	9-1-2037	2,543,388	2,698,751
FNMA	4.00	9-1-2037	1,252,348	1,331,543
FNMA	4.00	9-1-2037	1,368,892	1,457,143
FNMA	4.00	10-1-2037	1,352,284	1,437,803
FNMA	4.00	11-1-2037	2,006,947	2,123,986
FNMA	4.00	11-1-2037	7,280,427	7,702,538
FNMA	4.00	11-1-2040	6,102,018	6,437,880
FNMA	4.00	10-1-2043	4,622,406	4,890,638
FNMA	4.00	4-1-2044	5,084,391	5,394,010
FNMA	4.00	5-1-2045	9,074,771	9,525,602

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	5-1-2045	$1,566,406	$1,654,012
FNMA	4.00	8-1-2045	1,987,013	2,099,294
FNMA	4.00	8-1-2045	1,126,757	1,195,276
FNMA	4.00	9-1-2045	5,217,123	5,534,172
FNMA	4.00	9-1-2045	1,766,060	1,878,474
FNMA	4.00	9-1-2045	1,072,936	1,133,611
FNMA	4.00	10-1-2045	1,100,898	1,161,190
FNMA	4.00	12-1-2045	720,870	755,794
FNMA	4.00	12-1-2045	190,837	201,696
FNMA	4.00	12-1-2045	467,191	493,761
FNMA	4.00	1-1-2046	4,027,321	4,255,454
FNMA	4.00	2-1-2046	640,552	679,327
FNMA	4.00	7-1-2046	374,887	396,219
FNMA	4.00	7-1-2046	1,290,742	1,355,766
FNMA	4.00	11-1-2046	4,489,861	4,753,918
FNMA	4.00	11-1-2046	848,603	891,352
FNMA	4.00	11-1-2046	3,699,177	3,924,347
FNMA	4.00	1-1-2047	601,751	636,146
FNMA	4.00	1-1-2047	918,826	968,879
FNMA	4.00	2-1-2047	2,095,100	2,213,683
FNMA	4.00	2-1-2047	1,072,173	1,131,480
FNMA	4.00	2-1-2047	1,910,115	1,999,758
FNMA	4.00	2-1-2047	3,606,913	3,811,068
FNMA	4.00	3-1-2047	1,188,582	1,253,331
FNMA	4.00	3-1-2047	3,072,059	3,245,944
FNMA	4.00	4-1-2047	1,058,822	1,116,735
FNMA	4.00	4-1-2047	1,024,300	1,089,097
FNMA	4.00	4-1-2047	1,603,096	1,693,835
FNMA	4.00	4-1-2047	1,013,785	1,069,862
FNMA	4.00	4-1-2047	1,584,278	1,671,708
FNMA	4.00	4-1-2047	2,531,720	2,669,641
FNMA	4.00	4-1-2047	3,323,392	3,507,505
FNMA	4.00	4-1-2047	1,158,178	1,222,244
FNMA	4.00	4-1-2047	10,718,319	11,365,951
FNMA	4.00	5-1-2047	4,476,480	4,722,914
FNMA	4.00	5-1-2047	1,032,792	1,091,247
FNMA	4.00	5-1-2047	1,141,228	1,206,190
FNMA	4.00	5-1-2047	1,816,546	1,917,029
FNMA	4.00	5-1-2047	2,415,872	2,549,508
FNMA	4.00	5-1-2047	1,914,483	2,020,386
FNMA	4.00	6-1-2047	1,153,238	1,217,032
FNMA	4.00	7-1-2047	1,814,817	1,926,015
FNMA	4.00	7-1-2047	3,376,863	3,550,482
FNMA	4.00	10-1-2047	921,150	972,105
FNMA	4.00	10-1-2047	2,149,292	2,272,876
FNMA	4.00	10-1-2047	819,857	870,235
FNMA	4.00	10-1-2047	841,218	895,279
FNMA	4.00	11-1-2047	35,646,358	37,414,653
FNMA %%	4.00	1-18-2048	22,200,000	23,163,011
FNMA (12 Month LIBOR +1.78%) ±	4.38	4-1-2040	1,413,161	1,484,124

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	79

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	1-1-2020	$1,043,018	$1,060,644
FNMA	4.50	5-1-2034	2,168,371	2,340,592
FNMA	4.50	1-1-2039	6,050,196	6,444,655
FNMA	4.50	3-1-2043	4,807,894	5,153,289
FNMA	4.50	2-1-2044	11,307,901	12,216,992
FNMA	4.50	3-1-2044	1,423,637	1,526,109
FNMA	4.50	4-1-2044	6,283,283	6,789,198
FNMA	4.50	6-1-2044	4,539,343	4,903,843
FNMA	4.50	6-1-2044	508,964	545,818
FNMA	4.50	10-1-2044	318,747	344,370
FNMA	4.50	10-1-2045	8,133,395	8,718,887
FNMA	4.50	12-1-2045	208,670	226,615
FNMA	4.50	12-1-2045	288,215	311,424
FNMA	4.50	2-1-2046	204,871	220,371
FNMA	4.50	2-1-2046	604,741	656,745
FNMA	4.50	3-1-2046	455,514	494,690
FNMA	4.50	4-1-2046	629,083	685,835
FNMA	4.50	6-1-2046	9,392,120	10,200,407
FNMA	4.50	6-1-2046	332,098	360,692
FNMA	4.50	2-1-2047	1,952,762	2,100,553
FNMA	4.50	3-1-2047	265,333	286,465
FNMA	4.50	4-1-2047	2,011,797	2,174,459
FNMA	4.50	4-1-2047	2,621,182	2,822,085
FNMA	4.50	4-1-2047	507,830	549,136
FNMA	4.50	4-1-2047	444,998	481,817
FNMA	4.50	4-1-2047	365,949	396,228
FNMA	4.50	4-1-2047	303,741	328,872
FNMA	4.50	4-1-2047	525,535	571,332
FNMA	4.50	5-1-2047	3,330,382	3,600,089
FNMA	4.50	5-1-2047	4,569,877	4,918,243
FNMA	4.50	5-1-2047	2,698,946	2,898,974
FNMA	4.50	5-1-2047	330,036	357,396
FNMA	4.50	5-1-2047	1,798,829	1,942,697
FNMA	4.50	5-1-2047	623,714	678,874
FNMA	4.50	5-1-2047	613,076	663,981
FNMA	4.50	5-1-2047	533,089	579,268
FNMA	4.50	5-1-2047	404,043	437,252
FNMA	4.50	5-1-2047	407,718	441,572
FNMA	4.50	6-1-2047	1,270,727	1,382,119
FNMA	4.50	6-1-2047	25,925,842	27,991,306
FNMA	4.50	6-1-2047	293,181	321,878
FNMA	4.50	9-1-2047	7,290,293	7,871,116
FNMA	5.00	7-1-2044	820,245	897,392
FNMA	5.00	8-1-2056	25,268,675	27,692,088
FNMA	6.00	4-1-2022	8,305	9,308
FNMA	6.00	2-1-2029	7,889	8,854
FNMA	6.00	3-1-2033	49,032	55,707
FNMA	6.00	11-1-2033	17,481	19,873
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	333,085	368,044
FNMA Series 1999-54 Class LH	6.50	11-25-2029	11,878	13,174

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2005-31 Class PB	5.50%	4-25-2035	$70,000	$77,700
FNMA Series 2007-108 Class AN ±±	8.05	11-25-2037	623,761	717,460
FNMA Series 2011-43 Class AN	3.50	12-25-2028	1,359,860	1,362,413
FNMA Series 2014-40 Class EP	3.50	10-25-2042	3,923,448	4,045,477
FNMA Series 2015-18 Class HE	4.00	9-25-2041	11,943,272	12,564,585
FNMA Series 2015-M3 Class FA (1 Month LIBOR +0.22%) ±	1.46	6-25-2018	363,740	363,645
FNMA Series 2016-59 Class CA	3.50	9-25-2043	7,160,187	7,423,743
FNMA Series 2017-13 Class PA	3.00	8-25-2046	6,884,994	6,942,088
FNMA Series 2017-33 Class LB	3.00	5-25-2039	7,880,415	7,960,173
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	3,771,000	3,777,836
GNMA %%	3.50	12-20-2047	84,500,000	87,351,875
GNMA	4.00	6-15-2047	5,433,814	5,744,576
GNMA %%	3.00	12-20-2047	113,800,000	114,671,276
GNMA	4.00	7-15-2045	652,837	690,255
GNMA	4.00	9-15-2045	1,677,338	1,780,630
GNMA	4.00	9-15-2045	812,703	860,473
GNMA	4.00	9-20-2045	3,055,871	3,240,043
GNMA	4.00	10-15-2045	2,761,723	2,931,701
GNMA	4.00	7-15-2047	6,015,274	6,360,519
GNMA (a)	4.00	11-1-2047	3,838,000	4,029,300
GNMA	4.00	11-20-2047	32,220,008	33,808,916
GNMA	4.50	5-20-2045	906,455	974,629
GNMA	4.50	6-20-2045	1,245,087	1,345,282
GNMA	4.50	7-20-2045	1,543,761	1,659,127
GNMA	4.50	8-20-2045	597,030	639,668
GNMA	4.50	12-15-2045	1,633,227	1,766,947
GNMA	4.50	12-15-2045	2,500,016	2,690,475
GNMA	4.50	5-15-2046	117,639	127,405
GNMA	4.50	5-15-2046	422,971	457,582
GNMA	4.50	4-15-2047	1,266,468	1,362,412
GNMA	4.50	4-15-2047	1,901,030	2,046,818
GNMA	4.50	8-15-2047	1,160,381	1,251,459
GNMA	4.50	9-15-2047	1,566,760	1,687,421
GNMA	4.50	10-20-2047	8,454,025	9,126,358
GNMA	4.50	11-20-2047	38,416,508	40,779,449
GNMA	5.00	12-20-2039	333,114	373,565
GNMA	5.00	11-20-2045	476,213	531,097

Total Agency Securities (Cost $1,587,754,032)				1,580,320,675

Asset-Backed Securities: 12.52%
Ally Master Owner Trust Series 2017-1 Class A (1 Month LIBOR +0.40%) ±	1.64	2-15-2021	3,386,000	3,391,072
American Express Credit Account Master Trust Series 2017-1 Class A	1.93	9-15-2022	2,221,000	2,215,382
American Express Credit Account Master Trust Series 2017-7 Class A	2.35	5-15-2025	8,278,000	8,259,350
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	10,681,000	10,699,491
Bank of the West Auto Trust Series 2017-1 Class A4 144A	2.33	9-15-2023	3,286,000	3,262,027
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	6,135,000	6,145,654
California Republic Auto Receivables Trust Series 2017-1 Class A3	1.90	3-15-2021	4,397,000	4,383,910
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	2,211,000	2,207,566
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	631,696	631,750
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,387,000	2,388,642

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	81

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98%	10-20-2020	$2,455,000	$2,453,912
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	6,564	6,562
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	577,051	576,935
Capital Auto Receivables Asset Trust Series 2016-3 Class A4	1.69	3-20-2021	2,417,000	2,401,652
Capital Auto Receivables Asset Trust Series 2017-1 Class A3 144A	2.02	8-20-2021	2,287,000	2,280,519
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	86,000	85,974
Capital One Multi Asset Execution Trust Series 2017-A6 Class A6	2.29	7-15-2025	1,435,000	1,427,053
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	2.98	11-26-2046	4,682,097	4,799,210
Discover Card Execution Note Trust Series 2017-A7 Class A7 (1 Month LIBOR +0.36%) ±	1.59	4-15-2025	4,173,000	4,190,922
Enterprise Fleet Financing LLC Series 2017-2 Class A3 144A	2.22	1-20-2023	5,793,000	5,759,888
Flagship Credit Auto Owner Trust Series 2016-3 Class A2 144A	2.05	11-15-2020	2,940,000	2,940,132
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	10,225,000	10,247,516
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	9,811,000	9,728,546
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	5,067,000	5,050,724
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,523,198
Hertz Vehicle Financing LLC Series 2016-3A Class B 144A	3.11	7-25-2020	2,186,000	2,176,529
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	6,865,000	6,752,736
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	9,581,000	9,577,401
Navient Student Loan Trust Series 2014-1 Class A3 (1 Month LIBOR +0.51%) ±	1.75	6-25-2031	5,319,000	5,301,481
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	2.84	10-15-2031	6,169,000	6,294,269
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	1.94	9-16-2024	2,766,688	2,774,102
Navient Student Loan Trust Series 2015-AA Class A2B (1 Month LIBOR +1.20%) 144A±	2.44	12-15-2028	4,447,752	4,511,775
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,791,290
Navient Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.70%) 144A±	1.94	2-25-2070	18,995,855	19,055,175
Navient Student Loan Trust Series 2016-5A Class A (1 Month LIBOR +1.25%) 144A±	2.49	6-25-2065	2,941,139	3,003,135
Navient Student Loan Trust Series 2016-7A Class A (1 Month LIBOR +1.15%) 144A±	2.39	3-25-2066	6,096,656	6,240,324
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	9,901,022	10,198,601
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	3.40	12-15-2045	3,741,177	3,902,636
Navient Student Loan Trust Series 2017-1A Class A3 (1 Month LIBOR +1.15%) 144A±	2.39	7-26-2066	22,408,000	22,953,270
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +0.77%) 144A±	2.01	9-25-2065	10,225,939	10,264,523
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +1.05%) 144A±	2.29	12-27-2066	15,028,745	15,196,168
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%) 144A±	2.29	7-26-2066	10,921,000	11,083,488
Navient Student Loan Trust Series 2017-4A Class A3 (1 Month LIBOR +1.00%) 144A±	2.24	9-27-2066	15,903,000	16,058,519
Navient Student Loan Trust Series 2017-5A Class A (1 Month LIBOR +0.80%) 144A±	2.04	7-26-2066	20,852,834	20,965,458
Navient Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +0.40%) 144A±	1.64	12-16-2058	11,503,000	11,502,350
Navient Student Loan Trust Series 2017-A Class A2A 144A	2.88	12-16-2058	6,334,000	6,290,257
Navient Student Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	2.14	12-16-2058	6,435,000	6,434,631
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	1.53	1-25-2037	3,265,244	3,230,192
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	1.55	10-27-2036	3,553,763	3,508,271
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	1.48	10-25-2033	18,057,758	17,711,246
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	1.42	3-23-2037	4,495,137	4,447,857

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	1.44%	12-24-2035	$19,314,197	$19,093,096
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	1.50	3-22-2032	4,580,000	4,426,850
Nelnet Student Loan Trust Series 2006-2 Class A6 (3 Month LIBOR +0.12%) ±	1.49	4-25-2031	13,841,000	13,859,317
Nelnet Student Loan Trust Series 2010-4A Class A (1 Month LIBOR +0.80%) 144A±	2.04	4-25-2046	2,190,428	2,212,562
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.04	9-25-2065	6,782,868	6,876,219
Nissan Master Owner Trust Receivables Series 2017-C Class A (1 Month LIBOR +0.32%) ±	1.50	10-17-2022	11,413,000	11,422,736
Santander Drive Auto Receivables Trust Series 2017-3 Class A3	1.87	6-15-2021	4,665,000	4,649,349
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A±	2.07	12-15-2032	4,374,701	4,338,578
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.75%) 144A±	2.12	10-25-2029	10,671,000	10,671,843
SLM Student Loan Trust Series 2005-6 Class A5B (3 Month LIBOR +1.20%) ±	2.57	7-27-2026	357,529	358,915
SLM Student Loan Trust Series 2005-8 Class A5 (3 Month LIBOR +0.17%) ±	1.54	1-25-2040	5,112,000	4,929,961
SLM Student Loan Trust Series 2006-3 Class A5 (3 Month LIBOR +0.10%) ±	1.47	1-25-2021	9,339,881	9,277,641
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	1.43	7-25-2022	11,939,000	11,593,140
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	1.64	3-25-2025	2,298,140	2,272,932
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	2.19	9-25-2028	16,155,045	16,306,820
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	1.94	1-25-2029	6,290,890	6,320,950
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	1.99	5-26-2026	3,749,876	3,727,112
SLM Student Loan Trust Series 2012-6 Class B (1 Month LIBOR +1.00%) ±	2.24	4-27-2043	3,262,000	2,982,900
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	914,236	914,714
SLM Student Loan Trust Series 2012-E Class A2 (1 Month LIBOR +1.75%) 144A±	2.99	6-15-2045	2,052,083	2,068,081
SLM Student Loan Trust Series 2013-1 Class B (1 Month LIBOR +1.80%) ±	3.04	11-25-2070	1,264,000	1,267,612
SLM Student Loan Trust Series 2013-B Class A2B (1 Month LIBOR +1.10%) 144A±	2.34	6-17-2030	917,619	921,176
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	2,787,000	2,787,258
SMB Private Education Loan Trust Series 2015-A Class A2B (1 Month LIBOR +1.00%) 144A±	2.24	6-15-2027	6,176,000	6,266,840
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	3,722,295	3,752,747
SMB Private Education Loan Trust Series 2015-B Class A2B (1 Month LIBOR +1.20%) 144A±	2.44	7-15-2027	10,301,212	10,459,207
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	4,766,639	4,785,722
SMB Private Education Loan Trust Series 2015-C Class A2B (1 Month LIBOR +1.40%) 144A±	2.64	7-15-2027	3,605,546	3,686,434
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,488,000	10,455,623
SMB Private Education Loan Trust Series 2016-A Class A2B (1 Month LIBOR +1.50%) 144A±	2.74	5-15-2031	16,601,000	17,067,403
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	9,867,000	9,714,950
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	2.69	2-17-2032	14,994,000	15,489,999
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	10,975,000	10,672,319
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	2.34	9-15-2034	10,351,000	10,526,506
SMB Private Education Loan Trust Series 2017-A Class A2A 144A	2.88	9-15-2034	5,777,000	5,799,775
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	2.14	9-15-2034	1,631,000	1,651,665
SMB Private Education Loan Trust Series 2017-B Class A2A 144A	2.82	10-15-2035	7,931,000	7,914,393
SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) 144A±	2.10	10-15-2035	7,998,000	8,027,755
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	2,920,000	2,931,508
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	1,924,000	1,915,721
Synchrony Credit Card Master Note Trust Series 2016-3 Class A	1.58	9-15-2022	12,297,000	12,177,970
Synchrony Credit Card Master Note Trust Series 2017-2 Class A	2.62	10-15-2025	8,660,000	8,673,665

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	83

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93%	6-15-2022	$1,067,680	$1,064,796
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	2,235,000	2,229,687
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	1,667,000	1,658,678
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	7,252,000	7,230,237
Verizon Owner Trust Series 2017-3a Class A1B (1 Month LIBOR +0.27%) 144A±	1.51	4-20-2022	7,693,000	7,702,174
Volvo Financial Equipment LLC Series 2017-A Class A (1 Month LIBOR +0.50%) 144A±	1.74	11-15-2022	4,737,000	4,748,826
World Financial Network Credit Card Master Trust Series 2014-B Class A4	1.68	12-15-2020	2,101,000	2,098,298
World Financial Network Credit Card Master Trust Series 2015-B Class A	2.55	6-17-2024	444,000	446,370
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	12,722,000	12,505,232
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	4,867,000	4,827,894
World Financial Network Credit Card Master Trust Series 2017-A Class A	2.12	3-15-2024	7,015,000	6,984,870
World Financial Network Credit Card Master Trust Series 2017-C Class A	2.31	8-15-2024	11,042,000	11,029,059

Total Asset-Backed Securities (Cost $687,023,464)				691,059,356

Corporate Bonds and Notes: 21.54%

Consumer Discretionary: 1.56%

Hotels, Restaurants & Leisure: 0.02%
McDonald’s Corporation	4.88	12-9-2045	1,077,000	1,219,181

Household Durables: 0.10%
Lennar Corporation 144A	4.75	11-29-2027	5,280,000	5,398,800

Internet & Direct Marketing Retail: 0.52%
Amazon.com Incorporated 144A	1.90	8-21-2020	7,022,000	6,976,084
Amazon.com Incorporated 144A	2.40	2-22-2023	7,456,000	7,364,958
Amazon.com Incorporated 144A	2.80	8-22-2024	1,169,000	1,163,776
Amazon.com Incorporated 144A	3.15	8-22-2027	7,759,000	7,761,534
Amazon.com Incorporated 144A	3.88	8-22-2037	1,100,000	1,146,392
Amazon.com Incorporated 144A	4.05	8-22-2047	2,875,000	2,991,857
Amazon.com Incorporated 144A	4.25	8-22-2057	1,168,000	1,226,701

				28,631,302

Media: 0.92%
CBS Corporation	2.50	2-15-2023	6,655,000	6,499,696
CBS Corporation	3.38	2-15-2028	3,340,000	3,196,927
Charter Communications Operating LLC	4.46	7-23-2022	1,990,000	2,074,265
Charter Communications Operating LLC	4.91	7-23-2025	5,220,000	5,513,782
Charter Communications Operating LLC	5.38	5-1-2047	2,003,000	2,021,788
Comcast Corporation	2.35	1-15-2027	2,835,000	2,652,124
Comcast Corporation	3.15	2-15-2028	7,991,000	7,893,251
Comcast Corporation	4.00	8-15-2047	1,185,000	1,185,854
Discovery Communications LLC	3.95	11-15-2027	3,676,000	3,636,933
Discovery Communications LLC	3.95	3-20-2028	2,200,000	2,152,744
Discovery Communications LLC	4.88	4-1-2043	2,325,000	2,226,726
Discovery Communications LLC	4.95	5-15-2042	1,145,000	1,100,154
Discovery Communications LLC	5.20	9-20-2047	1,331,000	1,323,948
NBCUniversal Media LLC	4.45	1-15-2043	745,000	786,629
Time Warner Cable Incorporated	3.80	2-15-2027	2,920,000	2,911,008

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	4.85%	7-15-2045	$2,785,000	$2,861,873
Time Warner Cable Incorporated	6.55	5-1-2037	1,437,000	1,645,235
Viacom Incorporated	4.85	12-15-2034	1,039,000	982,200

				50,665,137

Consumer Staples: 1.67%

Beverages: 0.41%
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	10,960,000	11,041,597
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	3,872,000	3,969,955
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	3,998,000	4,505,465
PepsiCo Incorporated	3.00	10-15-2027	2,886,000	2,856,886

				22,373,903

Food & Staples Retailing: 0.33%
Costco Wholesale Corporation	2.30	5-18-2022	6,464,000	6,433,167
Costco Wholesale Corporation	2.75	5-18-2024	4,474,000	4,470,327
Costco Wholesale Corporation	3.00	5-18-2027	7,475,000	7,441,430

				18,344,924

Food Products: 0.33%
Kraft Heinz Foods Company	2.80	7-2-2020	8,044,000	8,104,171
Kraft Heinz Foods Company	3.00	6-1-2026	4,960,000	4,740,380
Kraft Heinz Foods Company	4.38	6-1-2046	5,777,000	5,569,132

				18,413,683

Household Products: 0.10%
Church & Dwight Company Incorporated	2.45	8-1-2022	1,565,000	1,547,190
Church & Dwight Company Incorporated	3.15	8-1-2027	2,517,000	2,469,767
Church & Dwight Company Incorporated	3.95	8-1-2047	1,565,000	1,540,334

				5,557,291

Tobacco: 0.50%
B.A.T. Capital Corporation 144A	2.76	8-15-2022	8,205,000	8,136,595
B.A.T. Capital Corporation 144A	3.22	8-15-2024	4,085,000	4,071,392
B.A.T. Capital Corporation 144A	3.56	8-15-2027	3,078,000	3,072,608
B.A.T. Capital Corporation 144A	4.54	8-15-2047	2,028,000	2,094,269
British American Tobacco Capital Corporation 144A	2.30	8-14-2020	3,081,000	3,064,815
Reynolds American Incorporated	5.85	8-15-2045	5,600,000	6,819,655

				27,259,334

Energy: 1.97%

Energy Equipment & Services: 0.15%
Schlumberger Holdings Corporation 144A	4.00	12-21-2025	8,053,000	8,401,633

Oil, Gas & Consumable Fuels: 1.82%
Anadarko Petroleum Corporation	4.50	7-15-2044	4,267,000	4,135,663
Anadarko Petroleum Corporation	4.85	3-15-2021	2,291,000	2,425,445
Anadarko Petroleum Corporation «	5.55	3-15-2026	5,550,000	6,169,436

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	85

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Andeavor Logistics LP	3.50%	12-1-2022	$2,363,000	$2,361,431
Andeavor Logistics LP	4.25	12-1-2027	5,032,000	5,023,127
Andeavor Logistics LP	5.20	12-1-2047	2,105,000	2,111,114
Apache Corporation	4.25	1-15-2044	1,860,000	1,750,340
Buckeye Partners LP	4.13	12-1-2027	3,867,000	3,815,633
Chevron Corporation	2.95	5-16-2026	1,935,000	1,926,529
Cimarex Energy Company	4.38	6-1-2024	6,456,000	6,837,847
Concho Resources Incorporated	3.75	10-1-2027	3,479,000	3,502,549
Concho Resources Incorporated	4.88	10-1-2047	1,620,000	1,716,957
Enbridge Energy Partners LP	5.50	9-15-2040	1,424,000	1,520,717
Enbridge Energy Partners LP	7.38	10-15-2045	1,375,000	1,793,815
Energy Transfer Partners LP	2.50	6-15-2018	4,060,000	4,068,393
Energy Transfer Partners LP	6.13	12-15-2045	3,497,000	3,753,652
Enterprise Products Operating LLC	3.35	3-15-2023	1,933,000	1,970,522
Enterprise Products Operating LLC	3.70	2-15-2026	1,940,000	1,978,931
Enterprise Products Operating LLC	4.85	3-15-2044	1,018,000	1,080,884
Kinder Morgan Energy Partners LP	5.40	9-1-2044	2,157,000	2,229,569
Kinder Morgan Incorporated	3.15	1-15-2023	7,765,000	7,711,255
Kinder Morgan Incorporated 144A	5.00	2-15-2021	8,252,000	8,789,314
Kinder Morgan Incorporated	5.55	6-1-2045	2,705,000	2,883,754
Marathon Oil Corporation	6.60	10-1-2037	1,698,000	2,046,340
Marathon Petroleum Corporation	4.75	9-15-2044	1,060,000	1,078,697
Marathon Petroleum Corporation	5.00	9-15-2054	2,368,000	2,365,949
Plains All American Pipeline LP	4.50	12-15-2026	960,000	963,572
Sabine Pass Liquefaction LLC	5.00	3-15-2027	4,054,000	4,317,891
Sabine Pass Liquefaction LLC	5.88	6-30-2026	2,115,000	2,372,118
TC Pipelines LP	3.90	5-25-2027	3,175,000	3,177,019
Williams Partners LP	3.75	6-15-2027	4,485,000	4,449,915

				100,328,378

Financials: 5.29%

Banks: 2.08%
Bank of America Corporation	2.50	10-21-2022	10,410,000	10,267,684
Bank of America Corporation	4.00	4-1-2024	2,920,000	3,082,314
Bank of America Corporation (3 Month LIBOR +1.81%) ±	4.24	4-24-2038	4,424,000	4,728,506
Bank of America Corporation	4.45	3-3-2026	3,149,000	3,342,556
BB&T Corporation	2.85	10-26-2024	2,893,000	2,875,227
Capital One NA	2.65	8-8-2022	8,764,000	8,660,379
Citigroup Incorporated	2.70	10-27-2022	9,702,000	9,616,825
Citigroup Incorporated	4.13	7-25-2028	5,227,000	5,357,391
Citigroup Incorporated	4.45	9-29-2027	7,592,000	7,975,530
Export Import Bank of Korea	2.50	11-1-2020	3,631,000	3,601,709
Export Import Bank of Korea	3.00	11-1-2022	7,686,000	7,674,632
JPMorgan Chase & Company	2.30	8-15-2021	9,179,000	9,107,793
JPMorgan Chase & Company	2.95	10-1-2026	11,177,000	10,916,192
JPMorgan Chase & Company	2.97	1-15-2023	8,211,000	8,256,858
JPMorgan Chase & Company (3 Month LIBOR +1.36%) ±	3.88	7-24-2038	6,965,000	7,069,674
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	5,635,000	5,944,719
PNC Bank	2.45	11-5-2020	6,073,000	6,091,068

				114,569,057

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 1.18%
Bank of New York Mellon Corporation	3.25%	5-16-2027	$6,445,000	$6,470,845
Goldman Sachs Group Incorporated	2.75	9-15-2020	4,845,000	4,870,883
Goldman Sachs Group Incorporated	3.50	11-16-2026	1,530,000	1,531,494
Goldman Sachs Group Incorporated (3 Month LIBOR +1.51%) ±	3.69	6-5-2028	1,932,000	1,949,274
Goldman Sachs Group Incorporated (3 Month LIBOR +1.37%) ±	4.02	10-31-2038	1,944,000	1,979,890
Goldman Sachs Group Incorporated	6.75	10-1-2037	7,334,000	9,671,204
Lazard Group LLC	3.75	2-13-2025	5,510,000	5,616,006
Morgan Stanley	2.63	11-17-2021	10,632,000	10,608,381
Morgan Stanley	2.75	5-19-2022	13,495,000	13,467,614
Morgan Stanley	3.63	1-20-2027	6,693,000	6,798,918
Morgan Stanley (3 Month LIBOR +1.46%) ±	3.97	7-22-2038	1,947,000	1,976,051

				64,940,560

Consumer Finance: 1.42%
Capital One Financial Corporation	2.40	10-30-2020	3,870,000	3,851,130
Capital One Financial Corporation	3.30	10-30-2024	3,870,000	3,846,786
Capital One Financial Corporation	4.20	10-29-2025	1,374,000	1,406,011
ERAC USA Finance LLC 144A	2.70	11-1-2023	1,330,000	1,292,488
ERAC USA Finance LLC 144A	3.30	12-1-2026	4,926,000	4,818,253
ERAC USA Finance LLC 144A	4.50	2-15-2045	975,000	969,241
Ford Motor Credit Company LLC	2.34	11-2-2020	6,214,000	6,153,054
Ford Motor Credit Company LLC	2.98	8-3-2022	3,756,000	3,732,159
Ford Motor Credit Company LLC	3.34	3-28-2022	5,020,000	5,084,265
Ford Motor Credit Company LLC	3.82	11-2-2027	4,308,000	4,292,435
Ford Motor Credit Company LLC	5.29	12-8-2046	4,630,000	4,923,067
General Motors Financial Company	3.50	11-7-2024	5,507,000	5,496,538
General Motors Financial Company	4.35	1-17-2027	5,663,000	5,818,700
General Motors Financial Company	5.15	4-1-2038	4,085,000	4,255,651
General Motors Financial Company	5.40	4-1-2048	1,165,000	1,240,879
John Deere Capital Corporation	2.15	9-8-2022	3,800,000	3,733,054
John Deere Capital Corporation	2.65	6-24-2024	4,835,000	4,792,921
John Deere Capital Corporation	2.80	9-8-2027	4,811,000	4,710,637
Synchrony Financial %%	3.95	12-1-2027	8,183,000	8,077,663

				78,494,932

Diversified Financial Services: 0.04%
General Electric Capital Corporation	5.88	1-14-2038	1,813,000	2,291,813

Insurance: 0.57%
American International Group Incorporated	4.38	1-15-2055	1,540,000	1,520,350
American International Group Incorporated	4.80	7-10-2045	855,000	932,392
American International Group Incorporated	6.25	5-1-2036	3,148,000	3,981,040
Brighthouse Financial Incorporated 144A	3.70	6-22-2027	5,515,000	5,360,434
Brighthouse Financial Incorporated 144A	4.70	6-22-2047	1,990,000	1,948,837
Chubb INA Holdings Incorporated	4.35	11-3-2045	3,160,000	3,478,892
Guardian Life Insurance Company 144A	4.85	1-24-2077	634,000	687,921
Markel Corporation	3.50	11-1-2027	3,320,000	3,286,536

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	87

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Markel Corporation	4.30%	11-1-2047	$1,975,000	$1,967,559
Northwestern Mutual Life Subordinated 144A	3.85	9-30-2047	3,195,000	3,116,369
Teachers Insurance and Annuity Association 144A	4.27	5-15-2047	1,275,000	1,318,620
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	1,696,000	1,911,313
XL Capital Limited	6.25	5-15-2027	1,838,000	2,171,845

				31,682,108

Health Care: 2.29%

Biotechnology: 0.71%
AbbVie Incorporated	2.50	5-14-2020	7,789,000	7,828,968
AbbVie Incorporated	4.45	5-14-2046	4,300,000	4,520,782
AbbVie Incorporated	4.50	5-14-2035	1,905,000	2,036,906
Celgene Corporation	2.75	2-15-2023	7,375,000	7,313,369
Celgene Corporation	3.45	11-15-2027	7,720,000	7,683,137
Celgene Corporation	4.35	11-15-2047	5,227,000	5,279,406
Celgene Corporation	5.00	8-15-2045	4,438,000	4,879,579

				39,542,147

Health Care Equipment & Supplies: 0.55%
Abbott Laboratories	3.75	11-30-2026	8,460,000	8,624,352
Abbott Laboratories	4.90	11-30-2046	935,000	1,044,411
Becton Dickinson & Company	2.40	6-5-2020	6,740,000	6,696,871
Becton Dickinson & Company	2.89	6-6-2022	5,635,000	5,594,467
Becton Dickinson & Company	3.70	6-6-2027	4,520,000	4,504,057
Becton Dickinson & Company	4.69	12-15-2044	3,810,000	4,034,047

				30,498,205

Health Care Providers & Services: 0.45%
AmerisourceBergen Corporation %%	4.30	12-15-2047	3,837,000	3,817,720
Anthem Incorporated	2.50	11-21-2020	4,412,000	4,414,157
Anthem Incorporated	2.95	12-1-2022	4,410,000	4,407,065
Anthem Incorporated	3.35	12-1-2024	2,225,000	2,238,499
Anthem Incorporated	3.65	12-1-2027	3,312,000	3,326,752
Laboratory Corporation of America	3.25	9-1-2024	3,240,000	3,233,429
Laboratory Corporation of America	3.60	9-1-2027	3,319,000	3,318,106

				24,755,728

Life Sciences Tools & Services: 0.15%
Thermo Fisher Scientific Incorporated	2.95	9-19-2026	2,895,000	2,811,206
Thermo Fisher Scientific Incorporated	3.20	8-15-2027	5,515,000	5,429,814

				8,241,020

Pharmaceuticals: 0.43%
Eli Lilly and Company	2.35	5-15-2022	1,860,000	1,857,725
Eli Lilly and Company	3.10	5-15-2027	3,341,000	3,365,090
Eli Lilly and Company	3.95	5-15-2047	1,690,000	1,777,011
Johnson & Johnson	2.63	1-15-2025	2,135,000	2,122,902
Johnson & Johnson	2.90	1-15-2028	8,590,000	8,574,645

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Johnson & Johnson	3.40%	1-15-2038	$2,610,000	$2,608,895
Johnson & Johnson	3.50	1-15-2048	3,300,000	3,281,122

				23,587,390

Industrials: 1.32%

Aerospace & Defense: 0.74%
Northrop Grumman Corporation	2.08	10-15-2020	6,625,000	6,569,726
Northrop Grumman Corporation	2.55	10-15-2022	6,619,000	6,571,772
Northrop Grumman Corporation	2.93	1-15-2025	4,420,000	4,396,893
Northrop Grumman Corporation	3.20	2-1-2027	6,780,000	6,806,735
Northrop Grumman Corporation	3.25	8-1-2023	6,107,000	6,238,891
Northrop Grumman Corporation	3.25	1-15-2028	5,535,000	5,535,581
Northrop Grumman Corporation	4.03	10-15-2047	4,465,000	4,551,262

				40,670,860

Air Freight & Logistics: 0.09%
FedEx Corporation	4.40	1-15-2047	1,220,000	1,263,711
FedEx Corporation	4.55	4-1-2046	3,305,000	3,510,581

				4,774,292

Construction & Engineering: 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,796,000	2,847,011

Machinery: 0.08%
Wabtec Corporation	3.45	11-15-2026	4,455,000	4,337,752

Road & Rail: 0.19%
Penske Truck Leasing Company LP 144A	2.70	3-14-2023	4,452,000	4,375,502
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	3,562,000	3,632,647
Penske Truck Leasing Company LP 144A	3.40	11-15-2026	2,874,000	2,828,582

				10,836,731

Trading Companies & Distributors: 0.17%
Air Lease Corporation	3.63	4-1-2027	4,990,000	4,962,046
Air Lease Corporation	3.63	12-1-2027	4,655,000	4,627,516

				9,589,562

Information Technology: 2.81%

Communications Equipment: 0.21%
Cisco Systems Incorporated	1.40	9-20-2019	11,560,000	11,442,428

IT Services: 0.11%
Fidelity National Information Services Incorporated	2.25	8-15-2021	3,340,000	3,285,437
Fidelity National Information Services Incorporated	3.63	10-15-2020	2,578,000	2,653,144

				5,938,581

Semiconductors & Semiconductor Equipment: 0.22%
Analog Devices Incorporated	2.50	12-5-2021	4,255,000	4,228,356
Analog Devices Incorporated	3.13	12-5-2023	4,550,000	4,575,363
Analog Devices Incorporated	3.50	12-5-2026	3,470,000	3,491,071

				12,294,790

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	89

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 1.27%
Microsoft Corporation	2.00%	8-8-2023	$5,095,000	$4,940,654
Microsoft Corporation	2.40	2-6-2022	7,580,000	7,598,053
Microsoft Corporation	2.88	2-6-2024	6,600,000	6,672,320
Microsoft Corporation	4.10	2-6-2037	3,810,000	4,178,071
Oracle Corporation	2.63	2-15-2023	8,820,000	8,830,747
Oracle Corporation	2.95	11-15-2024	5,513,000	5,535,940
Oracle Corporation	3.25	11-15-2027	8,078,000	8,179,337
Oracle Corporation	3.80	11-15-2037	4,631,000	4,730,151
Oracle Corporation	4.00	11-15-2047	4,037,000	4,163,115
VMware Incorporated	2.30	8-21-2020	6,655,000	6,608,082
VMware Incorporated	2.95	8-21-2022	5,535,000	5,502,652
VMware Incorporated	3.90	8-21-2027	3,300,000	3,299,797

				70,238,919

Technology Hardware, Storage & Peripherals: 1.00%
Apple Incorporated	2.30	5-11-2022	9,934,000	9,874,361
Apple Incorporated	2.75	1-13-2025	4,834,000	4,793,717
Apple Incorporated	2.85	5-11-2024	8,505,000	8,530,473
Apple Incorporated	3.00	2-9-2024	7,520,000	7,629,369
Apple Incorporated	3.00	11-13-2027	3,870,000	3,835,103
Apple Incorporated	3.20	5-11-2027	5,635,000	5,695,832
Apple Incorporated	3.35	2-9-2027	5,595,000	5,715,874
Apple Incorporated	3.75	11-13-2047	3,093,000	3,087,255
Apple Incorporated	4.38	5-13-2045	1,905,000	2,091,245
Hewlett Packard Enterprise Company	6.35	10-15-2045	3,754,000	3,836,796

				55,090,025

Materials: 0.49%

Chemicals: 0.30%
CF Industries Incorporated 144A	3.40	12-1-2021	4,105,000	4,155,661
CF Industries Incorporated 144A	4.50	12-1-2026	3,176,000	3,317,494
The Sherwin-Williams Company	2.75	6-1-2022	5,010,000	4,979,448
The Sherwin-Williams Company	3.45	6-1-2027	1,921,000	1,939,445
The Sherwin-Williams Company	4.50	6-1-2047	1,835,000	1,930,672

				16,322,720

Construction Materials: 0.04%
Vulcan Materials Company	4.50	6-15-2047	2,205,000	2,221,413

Containers & Packaging: 0.09%
International Paper Company	5.15	5-15-2046	4,457,000	5,086,260

Metals & Mining: 0.06%
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,835,000	3,390,670

Real Estate: 1.06%

Equity REITs: 1.06%
Boston Properties LP %%	3.20	1-15-2025	5,332,000	5,305,456
Brandywine Operating Partnership LP	3.95	2-15-2023	1,102,000	1,126,724

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
DDR Corporation	3.38%	5-15-2023	$5,041,000	$4,947,438
DDR Corporation	4.63	7-15-2022	5,566,000	5,838,791
Kilroy Realty LP %%	3.45	12-15-2024	3,313,000	3,290,763
Mid-America Apartments LP	3.60	6-1-2027	2,032,000	2,029,616
Mid-America Apartments LP	3.75	6-15-2024	4,930,000	5,053,191
Mid-America Apartments LP	4.00	11-15-2025	2,500,000	2,581,783
Mid-America Apartments LP	4.30	10-15-2023	2,072,000	2,179,799
Public Storage	2.37	9-15-2022	5,594,000	5,526,171
Public Storage	3.09	9-15-2027	4,401,000	4,362,834
Realty Income Corporation	4.65	3-15-2047	1,850,000	1,940,003
Regency Centers LP	3.60	2-1-2027	2,050,000	2,040,509
Tanger Properties LP	3.75	12-1-2024	2,528,000	2,531,143
Tanger Properties LP	3.88	12-1-2023	2,699,000	2,725,011
Washington Prime Group LP	5.95	8-15-2024	1,945,000	1,943,359
WEA Finance LLC 144A	3.15	4-5-2022	5,175,000	5,197,929

				58,620,520

Telecommunication Services: 1.17%

Diversified Telecommunication Services: 1.17%
AT&T Incorporated	3.40	5-15-2025	15,374,000	15,056,814
AT&T Incorporated	3.90	8-14-2027	6,183,000	6,139,891
AT&T Incorporated	4.45	4-1-2024	2,656,000	2,802,002
AT&T Incorporated	4.90	8-14-2037	4,125,000	4,108,357
AT&T Incorporated	5.15	2-14-2050	2,590,000	2,563,746
AT&T Incorporated	5.25	3-1-2037	6,225,000	6,480,675
AT&T Incorporated	5.45	3-1-2047	4,450,000	4,687,787
Verizon Communications Incorporated	2.95	3-15-2022	2,935,000	2,951,770
Verizon Communications Incorporated	4.13	3-16-2027	2,990,000	3,108,230
Verizon Communications Incorporated	4.13	8-15-2046	7,946,000	7,211,311
Verizon Communications Incorporated	4.40	11-1-2034	7,307,000	7,341,124
Verizon Communications Incorporated	5.01	8-21-2054	1,956,000	1,972,570

				64,424,277

Utilities: 1.91%

Electric Utilities: 1.79%
Alabama Power Company	3.70	12-1-2047	3,152,000	3,132,085
American Electric Power Company	1.65	12-15-2017	4,828,000	4,828,002
Appalachian Power Company	3.30	6-1-2027	3,070,000	3,081,462
Avangrid Incorporated	3.15	12-1-2024	3,822,000	3,814,745
Baltimore Gas and Electric Company	3.75	8-15-2047	1,970,000	1,976,694
Charter Communications Operating LLC	3.60	9-15-2047	4,768,000	4,769,394
Commonwealth Edison Company	2.95	8-15-2027	4,440,000	4,378,001
Commonwealth Edison Company	3.75	8-15-2047	1,292,000	1,309,533
Duke Energy Carolinas LLC	2.50	3-15-2023	3,215,000	3,200,778
Duke Energy Carolinas LLC	3.88	3-15-2046	1,131,000	1,169,001
Duke Energy Corporation	1.80	9-1-2021	4,420,000	4,305,895
Duke Energy Corporation	3.15	8-15-2027	974,000	961,967
Duke Energy Florida LLC	3.40	10-1-2046	1,905,000	1,810,127
Duquesne Light Holdings Incorporated 144A	3.62	8-1-2027	5,600,000	5,563,480
Georgia Power Company	4.30	3-15-2042	950,000	983,776

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	91

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Indiana Michigan Power Company	4.55%	3-15-2046	$2,075,000	$2,301,847
IPALCO Enterprises Incorporated 144A	3.70	9-1-2024	4,925,000	4,903,475
ITC Holdings Corporation 144A	3.35	11-15-2027	8,210,000	8,195,431
New England Power Company 144A%%	3.80	12-5-2047	2,907,000	2,887,407
NiSource Finance Corporation	3.95	3-30-2048	1,148,000	1,147,934
Oklahoma Gas & Electric Company	4.15	4-1-2047	2,194,000	2,347,351
Pacific Gas & Electric Company 144A	3.30	12-1-2027	5,336,000	5,306,347
Pacific Gas & Electric Company	4.00	12-1-2046	1,347,000	1,348,908
PECO Energy Company	3.15	10-15-2025	5,095,000	5,126,941
PPL Electric Utilities Corporation	4.15	10-1-2045	3,413,000	3,720,983
Sierra Pacific Power Company	2.60	5-1-2026	4,485,000	4,326,910
Southern Company	2.45	10-1-2023	2,962,000	2,868,334
Southern Company	4.40	7-1-2046	2,709,000	2,836,275
Southwestern Electric Power Company	3.90	4-1-2045	1,362,000	1,363,833
Southwestern Public Service Company	3.70	8-15-2047	2,921,000	2,930,345
Virginia Electric & Power Company	2.95	11-15-2026	1,898,000	1,873,661

				98,770,922

Multi-Utilities: 0.12%
Dominion Resources Incorporated	1.60	8-15-2019	3,765,000	3,725,690
Dominion Resources Incorporated	2.00	8-15-2021	2,905,000	2,846,973

				6,572,663

Total Corporate Bonds and Notes (Cost $1,177,678,230)				1,188,666,922

Municipal Obligations: 0.64%

California: 0.23%
California Build America Bonds (GO Revenue)	7.60	11-1-2040	3,425,000	5,412,254
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	4,670,000	7,120,489

				12,532,743

Nevada: 0.12%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	4,380,000	6,731,885

New York: 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	6,610,000	7,486,089

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,957,000	2,150,215

Texas: 0.12%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,460,000	6,670,108

Total Municipal Obligations (Cost $29,277,919)				35,571,040

Non-Agency Mortgage-Backed Securities: 5.75%
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,473,591	1,450,916
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	4,881,000	4,824,903
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,161,951

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33%	11-13-2050	$5,323,000	$5,461,075
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±±	4.96	4-15-2044	3,997,965	4,204,490
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	2,113,788	2,101,810
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	2,857,000	2,864,740
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2	3.59	12-10-2054	2,861,000	2,952,728
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	2,195,000	2,306,858
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	2.03	6-15-2050	1,632,825	1,621,972
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4	3.57	6-15-2050	1,700,000	1,747,651
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	2,014,000	2,064,775
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A2	1.99	4-10-2046	3,470,449	3,471,299
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AAB	2.69	4-10-2046	1,885,000	1,894,708
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A4	3.64	10-10-2047	4,840,000	5,032,504
Citigroup Commercial Mortgage Trust Series 2015-GC129 Class A4	3.19	4-10-2048	2,493,000	2,516,931
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,286,000	2,291,782
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,075,299
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,402,197
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	2,289,000	2,438,983
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	2.12	3-10-2046	1,055,912	1,055,528
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	6,032,000	6,284,416
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	1,663,000	1,729,093
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,747,000	1,842,234
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,230,000	4,415,145
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,080,624
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	506,570	506,225
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	8-10-2050	457,521	456,499
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	75,868	75,752
Commercial Mortgage Trust Series 2013-CR12 Class A3	3.77	10-10-2046	1,384,000	1,455,278
Commercial Mortgage Trust Series 2014-UBS6 Class A5	3.64	12-10-2047	4,020,000	4,170,812
Commercial Mortgage Trust Series 2017-CR2 Class A3	3.51	9-10-2050	1,390,000	1,422,465
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4	3.72	8-15-2048	2,954,000	3,074,142
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	7,385,200	7,729,398
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	893,924
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,261,419
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	495,454	501,688
GS Mortgage Securities Trust Series 2013-GC14 Class AAB	3.82	8-10-2046	6,754,000	7,028,535
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,716,514	1,728,459
GS Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,904,000	2,001,373
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	2,028,361
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78	10-10-2049	3,117,000	3,101,851
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	8,314,473	9,071,514
JPMBB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,513,877
JPMDB Commercial Mortgage Securities Seris 2017-C5 Class ASB	3.49	3-15-2050	861,000	888,709
JPMorgan Chase Commercial Mortgage Securities Corporation Series 201-C30 Class A5	3.82	7-15-2048	5,662,000	5,967,120
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	5,814,738	5,972,447
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A4	3.48	6-15-2045	3,623,000	3,732,148
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A5	2.84	12-15-2047	5,490,738	5,518,410

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	93

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67%	1-15-2046	$6,514,273	$6,543,912
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	2,834,752	2,852,901
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,932,000	1,949,232
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,124,378
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class A5	3.77	8-15-2047	4,908,000	5,129,420
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	3,312,000	3,343,715
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	3,156,604	3,111,685
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP5 Class ASB	3.55	3-15-2050	6,129,000	6,346,659
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017JP6 Class ASB	3.28	7-15-2050	2,343,000	2,388,847
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A2 144A	3.62	11-15-2043	327,787	332,169
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,442,036	7,482,166
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	2,053,000	2,071,214
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,965,000	10,865,677
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±±	4.23	7-15-2048	2,875,000	3,031,343
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class ASB	3.56	7-15-2048	2,853,000	2,961,031
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	2,582,000	2,700,637
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71	8-15-2049	2,765,000	2,738,332
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	5,263,000	5,389,881
JPMorgan Mortgage Trust Series 2017-5 Class A1 144A±±	3.19	12-15-2047	28,583,000	28,913,111
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	679,248	680,931
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	229,263	229,221
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	3,712,000	3,894,933
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.54	1-15-2049	1,448,000	1,492,582
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,678,738
Morgan Stanley Capital I Trust Series 2015-UBS8 Class A3	3.54	12-15-2048	2,084,000	2,153,248
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	3,676,728	3,619,757
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,081,101
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	1,837,697	1,823,058
Perpetual Savings Bank Series 1990-1 Class 1 ±±	4.93	3-1-2020	12,102	12,166
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	6,476,565	6,476,160
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	2.19	1-25-2039	1,426,168	1,440,152
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	2.09	7-25-2039	3,609,347	3,643,069
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	1.94	3-26-2040	3,404,622	3,422,990
SoFi Professional Loan Program LLC Series 2017-A Class A2B 144A	2.40	3-26-2040	3,470,000	3,421,774
SoFi Professional Loan Program LLC Series 2017-B Class A2 144A	2.74	5-25-2040	3,938,000	3,934,161
SoFi Professional Loan Program LLC Series 2017-C Class A2B 144A	2.63	7-25-2040	5,627,000	5,602,170

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65%	9-25-2040	$1,313,000	$1,307,656
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) 144A±	1.74	11-26-2040	3,229,619	3,231,207
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	9,869,000	9,818,176
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	1.76	2-25-2028	26,141	25,863
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	5-10-2063	3,453,000	3,575,818
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	146,577	146,518

Total Non-Agency Mortgage-Backed Securities (Cost $319,079,810)				317,382,777

U.S. Treasury Securities: 32.23%
U.S. Treasury Bond	2.50	2-15-2046	34,137,000	31,866,089
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	35,700,791
U.S. Treasury Bond	2.75	8-15-2047	55,089,000	54,079,752
U.S. Treasury Bond	2.75	11-15-2047	15,745,000	15,467,617
U.S. Treasury Bond	2.88	11-15-2046	40,006,000	40,268,539
U.S. Treasury Bond ##	3.00	11-15-2045	27,871,000	28,753,945
U.S. Treasury Bond	3.00	2-15-2047	40,200,000	41,471,953
U.S. Treasury Bond	3.00	5-15-2047	8,159,000	8,417,156
U.S. Treasury Note ##	1.13	2-28-2021	32,572,000	31,714,440
U.S. Treasury Note ##	1.13	7-31-2021	61,475,000	59,537,097
U.S. Treasury Note ##	1.25	4-30-2019	86,576,000	85,977,408
U.S. Treasury Note	1.25	5-31-2019	49,977,000	49,611,934
U.S. Treasury Note	1.25	8-31-2019	13,556,000	13,433,149
U.S. Treasury Note	1.38	7-31-2019	47,445,000	47,150,322
U.S. Treasury Note	1.38	9-30-2019	80,001,000	79,419,743
U.S. Treasury Note	1.38	8-31-2020	11,893,000	11,731,794
U.S. Treasury Note	1.38	9-30-2020	21,834,000	21,521,842
U.S. Treasury Note	1.50	10-31-2019	58,778,000	58,451,965
U.S. Treasury Note ##	1.50	5-31-2020	39,306,000	38,957,466
U.S. Treasury Note	1.50	7-15-2020	15,393,000	15,246,285
U.S. Treasury Note	1.50	8-15-2020	46,333,000	45,876,910
U.S. Treasury Note	1.50	8-15-2026	87,042,000	80,894,659
U.S. Treasury Note	1.63	7-31-2020	48,736,000	48,414,266
U.S. Treasury Note	1.63	10-15-2020	65,381,000	64,877,873
U.S. Treasury Note	1.75	11-30-2019	6,887,000	6,881,620
U.S. Treasury Note	1.75	11-15-2020	48,600,000	48,389,273
U.S. Treasury Note	1.75	12-31-2020	10,145,000	10,087,538
U.S. Treasury Note ##	1.88	1-31-2022	57,835,000	57,340,240
U.S. Treasury Note	1.88	3-31-2022	48,674,000	48,210,076
U.S. Treasury Note	1.88	4-30-2022	82,228,000	81,399,296
U.S. Treasury Note	1.88	7-31-2022	53,553,000	52,940,069
U.S. Treasury Note	1.88	9-30-2022	5,354,000	5,288,748
U.S. Treasury Note	2.00	10-31-2021	35,231,000	35,166,318
U.S. Treasury Note	2.00	12-31-2021	47,116,000	46,976,124
U.S. Treasury Note	2.00	10-31-2022	70,538,000	70,086,116
U.S. Treasury Note	2.00	11-30-2022	38,302,000	38,037,178
U.S. Treasury Note ##	2.00	11-15-2026	80,882,000	78,202,784
U.S. Treasury Note	2.25	10-31-2024	5,669,000	5,646,191
U.S. Treasury Note	2.25	2-15-2027	31,648,000	31,195,532

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	95

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.25%	8-15-2027	$59,379,000	$58,441,925
U.S. Treasury Note «	2.25	11-15-2027	96,599,000	95,157,561

Total U.S. Treasury Securities (Cost $1,791,534,931)				1,778,289,584

Yankee Corporate Bonds and Notes: 4.56%

Consumer Staples: 0.20%

Food & Staples Retailing: 0.20%
Alimentation Couche-Tard Incorporated 144A	2.70	7-26-2022	6,865,000	6,785,627
Alimentation Couche-Tard Incorporated 144A	3.55	7-26-2027	4,105,000	4,081,615

				10,867,242

Energy: 0.91%

Energy Equipment & Services: 0.24%
Schlumberger Limited 144A	2.20	11-20-2020	5,093,000	5,072,679
Schlumberger Limited 144A	2.65	11-20-2022	8,183,000	8,155,577

				13,228,256

Oil, Gas & Consumable Fuels: 0.67%
BP Capital Markets plc	3.59	4-14-2027	3,652,000	3,761,242
BP Capital Markets plc	3.72	11-28-2028	845,000	879,626
Cenovus Energy Incorporated 144A	5.40	6-15-2047	2,038,000	2,076,361
Enbridge Incorporated	2.90	7-15-2022	4,859,000	4,831,324
Enbridge Incorporated	3.70	7-15-2027	1,443,000	1,438,384
Encana Corporation	6.50	2-1-2038	3,156,000	3,908,765
Petroleos Mexicanos Company	2.38	4-15-2025	2,721,750	2,718,190
Petroleos Mexicanos Company	2.46	12-15-2025	6,855,250	6,864,533
Petroleos Mexicanos Company	5.63	1-23-2046	3,706,000	3,471,410
Petroleos Mexicanos Company 144A	6.50	3-13-2027	3,305,000	3,644,589
Petroleos Mexicanos Company	6.75	9-21-2047	2,155,000	2,279,128
Petroleos Mexicanos Company 144A	6.75	9-21-2047	780,000	824,928

				36,698,480

Financials: 2.44%

Banks: 2.09%
Banco Santander SA	3.13	2-23-2023	5,000,000	4,976,395
Banco Santander SA	3.50	4-11-2022	3,785,000	3,856,375
Banco Santander SA	3.80	2-23-2028	3,000,000	2,982,567
Banco Santander SA	4.25	4-11-2027	2,800,000	2,881,679
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	8,760,000	8,658,524
Credit Suisse Group Funding Limited	3.80	9-15-2022	4,255,000	4,393,725
Credit Suisse Group Funding Limited	3.80	6-9-2023	2,440,000	2,521,358
Credit Suisse Group Funding Limited	4.55	4-17-2026	5,375,000	5,747,050
DNB Bank ASA 144A	2.13	10-2-2020	10,800,000	10,714,598
HSBC Holdings plc	2.65	1-5-2022	11,745,000	11,694,253
HSBC Holdings plc (3 Month LIBOR +0.92%) ±	3.03	11-22-2023	5,075,000	5,095,705
HSBC Holdings plc	4.38	11-23-2026	3,388,000	3,524,479
ING Groep NV	3.15	3-29-2022	2,675,000	2,704,038

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
ING Groep NV	3.95%	3-29-2027	$2,325,000	$2,430,624
Intesa Sanpaolo SpA 144A	3.13	7-14-2022	7,275,000	7,236,607
Intesa Sanpaolo SpA 144A	3.88	7-14-2027	6,020,000	6,022,445
Japan Bank for International Cooperation	1.75	5-28-2020	6,052,000	5,970,035
Japan Bank for International Cooperation	1.88	4-20-2021	2,565,000	2,514,768
Japan Bank for International Cooperation	2.25	2-24-2020	8,380,000	8,372,884
Perrigo Finance Unlimited Company	4.38	3-15-2026	3,615,000	3,737,302
UBS Group Funding Company 144A	2.65	2-1-2022	9,465,000	9,377,184

				115,412,595

Consumer Finance: 0.12%
UBS Group Funding Switzerland 144A	3.49	5-23-2023	6,645,000	6,758,692

Diversified Financial Services: 0.22%
AerCap Ireland Capital Limited	3.50	1-15-2025	6,365,000	6,309,997
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,945,000	2,310,497
Shell International Finance BV	4.00	5-10-2046	3,530,000	3,609,926

				12,230,420

Insurance: 0.01%
XLIT Limited	5.25	12-15-2043	320,000	357,032

Health Care: 0.06%

Pharmaceuticals: 0.06%
Perrigo Finance plc	3.90	12-15-2024	3,417,000	3,479,019

Industrials: 0.15%

Metals & Mining: 0.09%
Corporacion Nacional del Cobre de Chile 144A	3.63	8-1-2027	3,260,000	3,248,427
Corporacion Nacional del Cobre de Chile 144A	4.50	8-1-2047	1,580,000	1,645,744

				4,894,171

Transportation Infrastructure: 0.06%
Mexico City Airport Trust 144A	5.50	7-31-2047	3,520,000	3,530,560

Information Technology: 0.43%

Communications Equipment: 0.17%
Nokia Corporation ADR	3.38	6-12-2022	8,545,000	8,523,638
Nokia Corporation ADR	4.38	6-12-2027	1,135,000	1,125,920

				9,649,558

Internet Software & Services: 0.26%
Alibaba Group Holding Limited %%	2.80	6-6-2023	4,114,000	4,122,254
Alibaba Group Holding Limited %%	3.40	12-6-2027	5,087,000	5,058,498
Alibaba Group Holding Limited %%	4.00	12-6-2037	1,191,000	1,209,972
Alibaba Group Holding Limited %%	4.20	12-6-2047	967,000	975,410
Alibaba Group Holding Limited %%	4.40	12-6-2057	2,791,000	2,838,794

				14,204,928

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	97

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.07%

Metals & Mining: 0.07%
Vale Overseas Limited	6.25%	8-10-2026	$3,190,000	$3,700,049

Telecommunication Services: 0.06%

Diversified Telecommunication Services: 0.06%
Telefonica Emisiones SAU	5.21	3-8-2047	2,885,000	3,167,745

Utilities: 0.24%

Electric Utilities: 0.24%
Electricite de France SA 144A	6.00	1-22-2114	4,735,000	5,262,384
Enel Finance International SA 144A	2.75	4-6-2023	8,048,000	7,916,745

				13,179,129

Total Yankee Corporate Bonds and Notes (Cost $249,195,875)				251,357,876

Yankee Government Bonds: 0.97%
Abu Dhabi Government International 144A	2.50	10-11-2022	9,340,000	9,223,362
Abu Dhabi Government International 144A	3.13	10-11-2027	2,960,000	2,908,200
Abu Dhabi Government International 144A	4.13	10-11-2047	4,060,000	4,036,046
Province of Ontario	1.63	1-18-2019	6,045,000	6,025,028
Republic of Chile	3.86	6-21-2047	4,745,000	4,839,900
Republic of Paraguay 144A	6.10	8-11-2044	3,085,000	3,547,750
Saudi International 144A	2.88	3-4-2023	7,390,000	7,287,279
Saudi International 144A	3.63	3-4-2028	3,679,000	3,651,408
Saudi International 144A	4.50	10-26-2046	1,300,000	1,298,653
Saudi International 144A	4.63	10-4-2047	2,225,000	2,271,792
State of Israel	4.50	1-30-2043	1,477,000	1,603,727
United Mexican States	4.60	2-10-2048	3,605,000	3,617,618
United Mexican States	5.75	10-12-2049	3,054,000	3,267,785

Total Yankee Government Bonds (Cost $52,976,484)				53,578,548

	Yield		Shares
Short-Term Investments: 2.89%

Investment Companies: 2.89%
Securities Lending Cash Investment LLC (l)(r)(u)	1.30		50,260,326	50,265,352
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.00		108,987,187	108,987,187

Total Short-Term Investments (Cost $159,252,342)				159,252,539

Total investments in securities (Cost $6,053,773,087)	109.74%	6,055,479,317
Other assets and liabilities, net	(9.74)	(537,468,617)

Total net assets	100.00%	$5,518,010,700

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	109,666,213	1,343,156,994	1,402,562,881	50,260,326	$0	$0	$53,739	$50,265,352
Wells Fargo Government Money Market Fund Select Class	85,527,614	2,025,539,402	2,002,079,829	108,987,187	0	0	244,346	108,987,187

					$0	$0	$298,085	$159,252,539	2.89%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	99

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 30.07%
FHLMC	3.00%	7-1-2046	$681,180	$682,621
FHLMC	3.00	7-1-2046	966,631	967,945
FHLMC	3.50	9-1-2032	738,214	767,615
FHLMC	3.50	4-1-2043	1,278,355	1,316,957
FHLMC	3.50	5-1-2044	593,974	612,756
FHLMC	3.50	6-1-2046	524,876	539,964
FHLMC	3.50	4-1-2047	511,777	527,830
FHLMC	4.00	4-1-2044	749,201	794,386
FHLMC	4.00	8-1-2044	517,845	547,095
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.09	9-25-2029	35,659	36,910
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	886,954	1,052,574
FNMA	2.50	8-1-2031	464,796	464,143
FNMA	2.51	9-1-2024	951,876	947,499
FNMA	2.69	5-1-2023	568,546	571,416
FNMA	2.73	1-1-2023	560,890	568,671
FNMA	2.73	9-1-2023	577,904	586,091
FNMA	2.85	12-1-2023	590,000	598,434
FNMA	3.00	12-1-2032	53,100	54,157
FNMA	3.00	7-1-2046	552,315	552,347
FNMA	3.05	11-1-2022	341,523	349,012
FNMA	3.07	2-1-2026	360,000	367,020
FNMA	3.08	1-1-2026	480,000	489,699
FNMA	3.35	1-1-2028	280,000	289,793
FNMA	3.50	9-1-2032	1,365,834	1,418,075
FNMA	3.50	10-1-2032	809,150	840,105
FNMA	3.50	11-1-2042	293,458	302,890
FNMA	3.50	11-1-2042	390,473	402,015
FNMA	3.50	2-1-2043	212,681	218,997
FNMA	3.50	4-1-2046	256,538	264,101
FNMA	4.00	8-1-2046	581,528	614,280
FNMA	4.00	7-1-2056	662,365	697,691
FNMA	4.50	6-1-2056	611,252	658,033
FNMA	4.50	6-1-2056	588,223	629,197
FNMA	4.50	6-1-2056	883,705	943,854
FNMA	5.00	9-1-2033	174,482	190,638
FNMA	5.50	2-1-2036	130,257	136,865
FNMA Series 2002-90 Class A2	6.50	11-25-2042	362,198	410,862
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	161,570	184,256
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,544,302	1,738,050
FNMA Series 2003-86 Class PT	4.50	9-25-2018	40,176	40,342
FNMA Series 2003-W4 Class 3A ±±	6.07	10-25-2042	245,644	279,421
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	605,081	677,802
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	836,567	945,135
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	148,224	171,477
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	889,575	1,034,942
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	280,298	325,515
FNMA Series 2006-M2 Class A2F ±±	5.26	5-25-2020	43,531	43,493
GNMA	6.50	10-15-2023	15,791	17,556
GNMA	6.50	11-15-2023	12,076	13,426

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	12-15-2023	$12,825	$14,259
GNMA	6.50	1-15-2024	27,625	30,714
GNMA	7.00	8-15-2027	67,333	76,545
SBA Series 2006-20B Class 1	5.35	2-1-2026	308,946	327,568
SBA Series 2006-20H Class 1	5.70	8-1-2026	151,589	161,746
SBA Series 2007-20J Class 1	5.57	10-1-2027	409,534	437,597
SBA Series 2013-20A Class 1	2.13	1-1-2033	379,279	371,279
SBA Series 2013-20J Class 1	3.37	10-1-2033	421,303	432,513
SBA Series 2014-10A Class 1	3.19	3-10-2024	527,104	540,150
SBA Series 2014-10B Class 1	3.02	9-10-2024	917,643	936,231
SBA Series 2014-20A Class 1	3.46	1-1-2034	359,964	371,080
SBA Series 2015-10B Class 1	2.83	9-10-2025	541,434	547,911
SBA Series 2015-20C Class 1	2.72	3-1-2035	475,726	478,194
SBA Series 2015-20E Class 1	2.77	5-1-2035	742,237	747,585
SBA Series 2015-20F Class 1	2.98	6-1-2035	526,324	532,949

Total Agency Securities (Cost $32,391,778)				32,890,274

Asset-Backed Securities: 2.73%
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	573,489
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	603,686
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	599,956
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	1.92	10-25-2035	479,921	480,606
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	240,000	239,405
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	2.74	8-1-2035	500,000	488,754

Total Asset-Backed Securities (Cost $2,969,721)				2,985,896

Corporate Bonds and Notes: 33.28%

Consumer Discretionary: 4.71%

Auto Components: 0.38%
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	416,620

Automobiles: 0.40%
General Motors Company	4.88	10-2-2023	400,000	432,366

Diversified Consumer Services: 2.34%
Duke University	3.20	10-1-2038	175,000	169,443
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	217,290
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	838,938
Northwestern University	3.69	12-1-2038	500,000	521,798
President and Fellows of Harvard College	3.62	10-1-2037	275,000	290,533
Service Corporation International	5.38	1-15-2022	260,000	266,825
University of Southern California	3.03	10-1-2039	275,000	256,140

				2,560,967

Internet & Direct Marketing Retail: 0.04%
Amazon.com Incorporated 144A	2.80	8-22-2024	47,000	46,790

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	101

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media: 1.13%
Charter Communications Operating LLC	4.91%	7-23-2025	$325,000	$343,291
Comcast Corporation	3.00	2-1-2024	170,000	171,305
Lamar Media Corporation	5.88	2-1-2022	315,000	322,481
Time Warner Incorporated	3.40	6-15-2022	140,000	142,844
Time Warner Incorporated	3.60	7-15-2025	260,000	260,893

				1,240,814

Textiles, Apparel & Luxury Goods: 0.42%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	203,250
The William Carter Company	5.25	8-15-2021	250,000	257,188

				460,438

Consumer Staples: 1.49%

Beverages: 0.37%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	140,000	143,610
Anheuser-Busch InBev Finance Incorporated	3.75	1-15-2022	250,000	260,884

				404,494

Food & Staples Retailing: 0.11%
CVS Health Corporation	3.50	7-20-2022	120,000	122,220

Food Products: 1.01%
General Mills Incorporated	2.60	10-12-2022	120,000	119,300
Ingredion Incorporated	3.20	10-1-2026	150,000	147,268
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	306,832
McCormick & Company Incorporated	3.40	8-15-2027	220,000	221,445
Unilever Capital Corporation	2.60	5-5-2024	310,000	306,201

				1,101,046

Energy: 3.90%

Energy Equipment & Services: 0.15%
Halliburton Company	3.80	11-15-2025	160,000	164,822

Oil, Gas & Consumable Fuels: 3.75%
Anadarko Petroleum Corporation «	5.55	3-15-2026	150,000	166,742
Cimarex Energy Company	3.90	5-15-2027	90,000	91,413
Columbia Pipeline Group Company	2.45	6-1-2018	210,000	210,352
Concho Resources Incorporated	3.75	10-1-2027	325,000	327,200
ConocoPhillips Company	3.35	11-15-2024	370,000	378,611
EQT Corporation	8.13	6-1-2019	400,000	433,238
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	245,721
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	188,397
Marathon Oil Corporation	3.85	6-1-2025	410,000	413,915
MPLX LP	4.13	3-1-2027	250,000	254,013
Newfield Exploration Company	5.38	1-1-2026	75,000	79,875
Newfield Exploration Company	5.63	7-1-2024	249,000	268,920
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	203,421
Plains All American Pipeline LP	4.65	10-15-2025	400,000	407,979

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corporation	5.00%	3-15-2023	$250,000	$247,500
Southwestern Energy Company	6.70	1-23-2025	175,000	182,000

				4,099,297

Financials: 7.47%

Banks: 3.71%
Bank of America Corporation	3.95	4-21-2025	120,000	123,365
Bank of America Corporation	4.00	4-1-2024	700,000	738,911
BB&T Corporation	2.85	10-26-2024	180,000	178,894
Citigroup Incorporated	2.75	4-25-2022	210,000	209,493
Citigroup Incorporated	3.30	4-27-2025	130,000	130,740
Citigroup Incorporated	3.40	5-1-2026	250,000	250,446
Citigroup Incorporated	4.40	6-10-2025	100,000	105,029
Corestates Capital Trust II (3 Month LIBOR +0.65%) 144A±	2.01	1-15-2027	750,000	701,250
JPMorgan Chase & Company (3 Month LIBOR +0.94%) ±	2.78	4-25-2023	240,000	239,824
JPMorgan Chase & Company	2.97	1-15-2023	150,000	150,838
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	175,000	180,066
Manufacturers & Traders Trust Company	3.40	8-17-2027	250,000	251,614
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	2.32	4-1-2027	400,000	374,000
NTC Capital Trust Series A (3 Month LIBOR +0.52%) ±	1.88	1-15-2027	450,000	418,500

				4,052,970

Capital Markets: 1.58%
Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	254,212
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	5,284
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	268,168
Goldman Sachs Group Incorporated	3.85	1-26-2027	190,000	193,908
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	125,322
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	222,333
Morgan Stanley	3.70	10-23-2024	100,000	103,227
Morgan Stanley	3.95	4-23-2027	180,000	182,416
Morgan Stanley	5.50	7-24-2020	350,000	376,245

				1,731,115

Consumer Finance: 0.22%
American Express Credit Corporation	2.70	3-3-2022	240,000	241,209

Diversified Financial Services: 0.40%
Abay Leasing 2014 LLC	2.65	11-9-2026	431,250	434,996

Insurance: 1.56%
Berkshire Hathaway Incorporated	2.75	3-15-2023	210,000	211,352
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	804,223
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	693,432

				1,709,007

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	103

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 3.80%

Health Care Equipment & Supplies: 0.32%
Becton Dickinson & Company	3.73%	12-15-2024	$134,000	$136,362
Teleflex Incorporated	4.88	6-1-2026	200,000	207,178

				343,540

Health Care Providers & Services: 2.89%
Allina Health System Incorporated	4.81	11-15-2045	235,000	264,169
Ascension Health	3.95	11-15-2046	225,000	231,712
Baptist Health South Florida Incorporated	4.34	11-15-2041	170,000	180,470
Cleveland Clinic Foundation	4.86	1-1-2114	120,000	131,902
Duke University Health System Incorporated	3.92	6-1-2047	165,000	169,379
Howard Hughes Medical Institute	3.50	9-1-2023	107,000	112,297
Mayo Clinic	3.77	11-15-2043	120,000	119,746
Mayo Clinic	4.13	11-15-2052	165,000	172,603
Mednax Incorporated 144A	5.25	12-1-2023	475,000	486,875
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	195,000	206,808
Southern Baptist Hospital	4.86	7-15-2045	205,000	232,492
Texas Health Resources	4.33	11-15-2055	375,000	398,080
The New York and Presbyterian Hospital	3.56	8-1-2036	275,000	273,186
The New York and Presbyterian Hospital	4.06	8-1-2056	180,000	183,684

				3,163,403

Life Sciences Tools & Services: 0.14%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	152,931

Pharmaceuticals: 0.45%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	241,498
EMD Finance LLC 144A	2.95	3-19-2022	250,000	251,882

				493,380

Industrials: 2.59%

Aerospace & Defense: 0.30%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	104,159
Hexcel Corporation	3.95	2-15-2027	190,000	193,016
Northrop Grumman Corporation	3.25	1-15-2028	30,000	30,003

				327,178

Commercial Services & Supplies: 0.26%
Clean Harbors Incorporated	5.25	8-1-2020	278,000	282,170

Construction & Engineering: 0.24%
Valmont Industries Incorporated	5.00	10-1-2044	260,000	267,791

Electrical Equipment: 0.22%
Eaton Corporation	3.10	9-15-2027	250,000	245,095

Machinery: 1.40%
Actuant Corporation	5.63	6-15-2022	425,000	433,500
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	385,070

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Oshkosh Corporation	5.38%	3-1-2022	$375,000	$388,594
Vessel Management Services Incorporated	3.43	8-15-2036	323,000	319,945

				1,527,109

Road & Rail: 0.17%
Union Pacific Corporation	7.88	1-15-2019	171,000	181,548

Information Technology: 1.01%

Internet Software & Services: 0.19%
Verisign Incorporated	4.75	7-15-2027	200,000	206,250

IT Services: 0.10%
Fiserv Incorporated	4.75	6-15-2021	100,000	106,762

Semiconductors & Semiconductor Equipment: 0.04%
Maxim Integrated Product	3.45	6-15-2027	50,000	50,153

Software: 0.32%
Activision Blizzard Incorporated	2.60	6-15-2022	50,000	49,557
Oracle Corporation	2.95	11-15-2024	80,000	80,333
Oracle Corporation	3.40	7-8-2024	220,000	227,082

				356,972

Technology Hardware, Storage & Peripherals: 0.36%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	390,468

Materials: 2.20%

Chemicals: 1.25%
Ecolab Incorporated 144A	3.25	12-1-2027	110,000	109,114
Mosaic Company	4.05	11-15-2027	250,000	248,002
Scotts Miracle-Gro Company	6.00	10-15-2023	390,000	414,863
The Sherwin-Williams Company	3.30	2-1-2025	100,000	99,307
The Sherwin-Williams Company	3.45	6-1-2027	160,000	161,536
Valvoline Incorporated 144A	5.50	7-15-2024	185,000	196,563
W.R. Grace & Company 144A	5.63	10-1-2024	130,000	140,400

				1,369,785

Construction Materials: 0.18%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	199,092

Containers & Packaging: 0.45%
Ball Corporation	5.00	3-15-2022	100,000	107,375
International Paper Company	3.00	2-15-2027	210,000	202,955
Westrock Company 144A	3.00	9-15-2024	180,000	177,996

				488,326

Paper & Forest Products: 0.32%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	354,547

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	105

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Real Estate: 3.39%

Equity REITs: 3.39%
Alexandria Real Estate Equities Incorporated	3.95%	1-15-2027	$240,000	$244,327
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	192,284
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,296
Boston Properties LP %%	3.20	1-15-2025	250,000	248,755
DDR Corporation	3.90	8-15-2024	200,000	199,168
Duke Realty LP	3.25	6-30-2026	130,000	128,277
Duke Realty LP	3.88	10-15-2022	150,000	156,222
ERP Operating LP	4.63	12-15-2021	281,000	302,168
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	269,388
Kimco Realty Corporation	3.30	2-1-2025	100,000	98,906
Liberty Property LP	3.75	4-1-2025	100,000	102,061
Potlatch Corporation	7.50	11-1-2019	310,000	335,656
ProLogis LP	3.75	11-1-2025	35,000	36,791
Realty Income Corporation	4.65	8-1-2023	370,000	399,589
Simon Property Group LP	3.38	10-1-2024	300,000	306,314
UDR Incorporated	4.63	1-10-2022	260,000	276,580
Ventas Realty LP	3.50	2-1-2025	150,000	151,026
Ventas Realty LP	3.85	4-1-2027	220,000	223,582

				3,712,390

Telecommunication Services: 0.83%

Diversified Telecommunication Services: 0.83%
AT&T Incorporated	4.75	5-15-2046	280,000	267,678
AT&T Incorporated	4.90	8-14-2037	10,000	9,960
AT&T Incorporated	5.25	3-1-2037	60,000	62,464
Verizon Communications Incorporated	4.50	8-10-2033	40,000	41,411
Verizon Communications Incorporated	4.81	3-15-2039	391,000	402,073
Verizon Communications Incorporated	5.25	3-16-2037	110,000	120,252

				903,838

Utilities: 1.89%

Electric Utilities: 1.56%
AEP Texas Incorporated 144A	2.40	10-1-2022	90,000	88,376
ITC Holdings Corporation	3.65	6-15-2024	120,000	123,185
Monongahela Power Company 144A	4.10	4-15-2024	380,000	402,777
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	379,416
PacifiCorp	3.35	7-1-2025	130,000	133,206
Southern California Edison Company	6.00	1-15-2034	188,000	241,588
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	123,255	126,491
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	207,438

				1,702,477

Gas Utilities: 0.33%
Boardwalk Pipelines Company	5.95	6-1-2026	325,000	361,544

Total Corporate Bonds and Notes (Cost $35,090,515)				36,405,920

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 8.79%

Alaska: 0.28%
Alaska Taxable Build America Bonds Series 2010-A (GO Revenue)	5.74%	8-1-2033	$250,000	$309,880

Georgia: 0.53%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	582,160

Illinois: 0.14%
Lake County IL Community Consolidated School District Series A (GO Revenue) %%	3.40	11-1-2027	150,000	148,646

Indiana: 0.20%
Indiana Finance Authority Taxable Facilities Series A (Miscellaneous Revenue)	2.37	7-1-2024	225,000	219,816

Massachusetts: 0.68%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	424,648
Massachusetts State Build America Bonds Consolidated Loan Series E (Tax Revenue)	5.46	12-1-2039	250,000	316,355

				741,003

Missouri: 0.36%
Missouri HEFA Washington University Series A (Education Revenue)	3.65	8-15-2057	130,000	129,464
Missouri Higher Education Loan Authority Notes Class A-1 (3 Month LIBOR +0.85%) (Education Revenue) ±	2.17	8-27-2029	259,488	260,116

				389,580

New Jersey: 0.98%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	945,000	1,077,376

New York: 0.47%
New York City Transitional Finance Authority Series 2017-A2 (Tax Revenue)	2.00	5-1-2024	250,000	238,348
New York City Transitional Finance Authority Series 2017-F2 (Tax Revenue)	2.75	5-1-2024	170,000	169,509
New York Urban Development Corporation Series 2017-B (Tax Revenue)	2.86	3-15-2024	105,000	104,460

				512,317

North Carolina: 1.47%
Duke University Series A (Education Revenue)	5.85	4-1-2037	300,000	395,022
North Carolina Education Assistance Authority Student Loan Series A-3 (Education Revenue)	2.27	10-25-2041	650,000	654,199
University of North Carolina Chapel Hill (Education Revenue)	3.85	12-1-2034	375,000	403,718
University of North Carolina Chapel Hill Refunding Bonds Series C (Education Revenue)	3.33	12-1-2036	150,000	152,084

				1,605,023

Ohio: 0.60%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	400,605
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	260,180

				660,785

Texas: 1.18%
Texas A&M University Taxable Financing System Series B (Education Revenue)	3.11	5-15-2028	220,000	222,211
Texas State (Miscellaneous Revenue)	3.45	10-1-2028	285,000	294,171

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	107

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Tech University Taxable Refunding Financing System Series B (Education Revenue)	3.61%	2-15-2029	$180,000	$185,587
Texas Transportation Commission Highway Improvement Taxable Series A (Miscellaneous Revenue)	4.63	4-1-2033	250,000	284,653
Texas Transportation Commission Series B (Tax Revenue)	5.18	4-1-2030	250,000	303,075

				1,289,697

Virginia: 0.25%
University of Virginia Revenue Bond Series C (Education Revenue)	4.18	9-1-2117	70,000	71,294
Virginia State HDA (Housing Revenue)	3.10	6-25-2041	197,117	196,948

				268,242

Washington: 1.16%
King County WA Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	259,514
King County WA School District #210 (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	418,400
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	500,000	594,295

				1,272,209

West Virginia: 0.49%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	475,000	531,948

Total Municipal Obligations (Cost $9,144,606)				9,608,682

Non-Agency Mortgage-Backed Securities: 11.04%
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	562,508
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	621,568
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	652,638
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	570,739
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-12-2046	600,000	642,983
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	642,185
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	659,419	682,383
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	455,782	481,536
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	565,440
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	545,330	559,437
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	659,661
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	376,325
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	409,980
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	689,731
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	571,279
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	530,068
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	556,544
Small Business Administration Series 2017-10A Class 1	2.51	3-10-2027	568,940	575,360
Small Business Administration Series 2017-20F Class1	2.81	6-1-2037	300,000	299,337
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	311,682	311,525
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	444,338	440,887
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	630,000	667,924

Total Non-Agency Mortgage-Backed Securities (Cost $12,152,619)				12,070,038

U.S. Treasury Securities: 6.28%
U.S. Treasury Bond	2.75	8-15-2047	1,015,000	996,405
U.S. Treasury Bond	2.88	11-15-2046	1,422,000	1,431,332

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.00%	2-15-2047	$150,000	$154,746
U.S. Treasury Bond	3.00	5-15-2047	725,000	747,939
U.S. Treasury Bond	5.00	5-15-2037	1,000,000	1,361,094
U.S. Treasury Note	1.50	5-15-2020	2,200,000	2,181,180

Total U.S. Treasury Securities (Cost $6,778,955)				6,872,696

Yankee Corporate Bonds and Notes: 5.63%

Energy: 1.59%

Energy Equipment & Services: 0.36%
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	398,369

Oil, Gas & Consumable Fuels: 1.23%
BP Capital Markets plc	3.28	9-19-2027	155,000	155,448
BP Capital Markets plc	3.81	2-10-2024	110,000	115,786
Canadian National Resources Limited	2.95	1-15-2023	50,000	49,713
Petroleos Mexicanos	2.29	2-15-2024	178,750	178,352
Petroleos Mexicanos	2.83	2-15-2024	373,750	379,092
Petroleos Mexicanos	6.38	1-23-2045	250,000	255,000
Total Capital International SA	3.70	1-15-2024	200,000	211,123

				1,344,514

Financials: 1.49%

Banks: 0.94%
Bank of Nova Scotia	4.50	12-16-2025	80,000	83,924
Credit Suisse New York	3.63	9-9-2024	250,000	258,276
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	220,000	223,221
HSBC Holdings plc	3.60	5-25-2023	250,000	258,215
Mitsubishi UFJ Financial Group Incorporated	2.67	7-25-2022	80,000	79,339
Royal Bank of Canada	4.65	1-27-2026	120,000	128,569

				1,031,544

Consumer Finance: 0.36%
UBS Group Funding Switzerland 144A	4.25	3-23-2028	380,000	397,716

Diversified Financial Services: 0.19%
Shell International Finance BV	3.25	5-11-2025	200,000	203,782

Health Care: 0.61%

Pharmaceuticals: 0.61%
Actavis Funding SCS	4.55	3-15-2035	230,000	238,632
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	137,837
Teva Pharmaceutical Finance BV	3.15	10-1-2026	350,000	291,931

				668,400

Industrials: 0.60%

Aerospace & Defense: 0.46%
BAE Systems plc 144A	4.75	10-11-2021	470,000	502,259

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	109

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail: 0.14%
Canadian Pacific Railway Company	2.90%	2-1-2025	$150,000	$148,476

Information Technology: 0.74%

Semiconductors & Semiconductor Equipment: 0.35%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	379,264

Technology Hardware, Storage & Peripherals: 0.39%
Seagate HDD	4.75	6-1-2023	425,000	430,844

Materials: 0.24%

Metals & Mining: 0.24%
Anglo American Capital plc 144A	4.75	4-10-2027	250,000	259,692

Telecommunication Services: 0.36%

Wireless Telecommunication Services: 0.36%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	390,372

Total Yankee Corporate Bonds and Notes (Cost $5,986,828)				6,155,232

	Yield		Shares
Short-Term Investments: 2.19%

Investment Companies: 2.19%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29		163,708	163,724
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.00		2,232,824	2,232,824

Total Short-Term Investments (Cost $2,396,532)				2,396,548

Total investments in securities (Cost $106,911,554)	100.01%	109,385,286
Other assets and liabilities, net	(0.01)	(8,429)

Total net assets	100.00%	$109,376,857

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

«	All or a portion of this security is on loan.

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	164,418	23,783	24,493	163,708	$0	$0	$943	$163,724
Wells Fargo Government Money Market Fund Select Class	1,870,651	15,062,030	14,699,857	2,232,824	0	0	6,271	2,232,824

					$0	$0	$7,214	$2,396,548	2.19%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	111

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 17.60%

Consumer Discretionary: 0.28%

Specialty Retail: 0.28%
Ceconomy AG	30,658	$402,456

Consumer Staples: 3.97%

Beverages: 0.46%
The Coca-Cola Company	14,277	653,458

Food & Staples Retailing: 0.85%
Metro AG †	20,794	406,174
Wal-Mart Stores Incorporated	4,141	402,629
Walgreens Boots Alliance Incorporated	5,671	412,622

		1,221,425

Food Products: 1.25%
Health & Happiness International Holdings Limited †	98,000	537,672
Marine Harvest ASA	21,439	378,135
Mondelez International Incorporated Class A	7,465	320,547
The Hershey Company	1,916	212,542
The Kraft Heinz Company	4,112	334,593

		1,783,489

Household Products: 0.91%
Church & Dwight Company Incorporated	6,868	323,414
The Clorox Company	1,673	233,032
The Procter & Gamble Company	8,335	750,067

		1,306,513

Personal Products: 0.14%
The Estee Lauder Companies Incorporated Class A	1,613	201,351

Tobacco: 0.36%
Philip Morris International	4,992	512,925

Energy: 4.43%

Energy Equipment & Services: 0.38%
Halliburton Company	8,300	346,774
Schlumberger Limited	3,112	195,589

		542,363

Oil, Gas & Consumable Fuels: 4.05%
Anadarko Petroleum Corporation	3,903	187,695
BP plc	120,226	800,733
Chevron Corporation	8,254	982,143
Concho Resources Incorporated †	2,385	333,566
Cosan Limited Class A	114,111	1,056,668
Eni SpA	33,641	553,420
EOG Resources Incorporated	6,124	626,608

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corporation	6,327	$446,054
Phillips 66 Company	3,269	318,924
Pioneer Natural Resources Company	2,122	331,117
RSP Permian Incorporated †	4,299	157,902

		5,794,830

Health Care: 0.66%

Pharmaceuticals: 0.66%
Bayer AG	7,395	943,921

Materials: 5.16%

Chemicals: 2.24%
Axalta Coating Systems Limited †	8,613	272,688
DowDuPont Incorporated	5,150	370,594
Ecolab Incorporated	2,110	286,791
International Flavors & Fragrances Incorporated	857	133,212
LyondellBasell Industries NV Class A	3,650	382,155
OCI NV «†	34,605	774,898
Sasol Limited	18,069	567,487
The Sherwin-Williams Company	1,038	414,598

		3,202,423

Construction Materials: 0.11%
Martin Marietta Materials Incorporated	777	161,919

Containers & Packaging: 0.12%
Crown Holdings Incorporated †	2,991	178,652

Metals & Mining: 2.69%
Agnico Eagle Mines Limited	5,300	231,663
Alamos Gold Incorporated Class A	8,800	55,931
B2Gold Corporation †	71,000	181,056
Barrick Gold Corporation	6,850	94,393
Detour Gold Corporation †	15,500	168,198
Endeavour Mining Corporation †	3,400	61,535
Franco-Nevada Corporation	2,100	171,089
Fresnillo plc	9,500	165,990
Goldcorp Incorporated-U.S. Exchange Traded Shares	29,977	378,909
IAMGOLD Corporation †	17,000	92,633
Kinross Gold Corporation †	44,000	183,824
Kirkland Lake Gold Limited	5,000	72,046
Lundin Mining Corporation	107,049	623,965
Newcrest Mining Limited	7,400	129,895
Newmont Mining Corporation	6,600	244,134
Pretium Resources Incorporated †	6,500	69,678
Randgold Resources Limited ADR	2,600	238,576
Royal Gold Incorporated	5,001	413,683
Semafo Incorporated †	13,000	32,144
Steel Dynamics Incorporated	6,100	234,850

		3,844,192

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	113

REAL RETURN PORTFOLIO

Security name			Shares	Value

Real Estate: 3.10%

Equity REITs: 3.10%
Alexandria Real Estate Equities Incorporated			1,463	$185,889
American Homes 4 Rent Class A			8,494	182,451
American Tower Corporation			3,153	453,811
AvalonBay Communities Incorporated			1,165	211,249
Boston Properties Incorporated			1,243	155,847
Camden Property Trust			1,988	181,465
Equinix Incorporated			848	393,888
Essex Property Trust Incorporated			928	229,207
Host Hotels & Resorts Incorporated			12,334	244,090
Hudson Pacific Properties Incorporated			6,702	238,792
Mid-America Apartment Communities Incorporated			2,119	217,070
Physicians Realty Trust			22,116	395,213
Prologis Incorporated			4,868	322,408
Public Storage Incorporated			935	199,267
Retail Opportunity Investment Corporation			11,427	223,626
Simon Property Group Incorporated			2,169	350,836
Ventas Incorporated			3,839	245,734

				4,430,843

Total Common Stocks (Cost $23,207,641)				25,180,760

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 8.92%

Consumer Discretionary: 2.86%

Auto Components: 0.10%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$100,000	102,500
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	27,281
Cooper Tire & Rubber Company	8.00	12-15-2019	20,000	22,050

				151,831

Diversified Consumer Services: 0.14%
Service Corporation International	5.38	1-15-2022	100,000	102,625
TRI Pointe Group Incorporated	4.38	6-15-2019	92,000	93,840

				196,465

Hotels, Restaurants & Leisure: 0.67%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	205,000	215,539
International Game Technology plc 144A	5.63	2-15-2020	200,000	210,250
MGM Resorts International	5.25	3-31-2020	165,000	173,663
MGM Resorts International	6.75	10-1-2020	120,000	131,213
NCL Corporation Limited 144A	4.75	12-15-2021	220,000	227,700

				958,365

Household Durables: 0.37%
CalAtlantic Group Incorporated	6.63	5-1-2020	165,000	179,438
KB Home	4.75	5-15-2019	60,000	61,275

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Household Durables (continued)
Lennar Corporation	4.50%	6-15-2019	$150,000	$153,750
Lennar Corporation	4.50	11-15-2019	50,000	51,438
Pulte Group Incorporated	4.25	3-1-2021	80,000	82,968

				528,869

Internet & Direct Marketing Retail: 0.18%
Netflix Incorporated	5.38	2-1-2021	250,000	265,000

Media: 0.86%
Cable One Incorporated 144A	5.75	6-15-2022	260,000	269,100
CSC Holdings LLC	7.63	7-15-2018	75,000	76,500
DISH DBS Corporation	4.25	4-1-2018	90,000	90,666
DISH DBS Corporation	7.88	9-1-2019	125,000	133,776
Lin Television Corporation	5.88	11-15-2022	45,000	46,856
National CineMedia LLC	6.00	4-15-2022	100,000	101,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	105,000	108,675
Outfront Media Capital Corporation	5.25	2-15-2022	95,000	97,671
Scientific Games International Incorporated 144A	7.00	1-1-2022	80,000	84,400
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	103,750
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	55,000	55,424
TEGNA Incorporated	5.13	10-15-2019	27,000	27,371
TEGNA Incorporated	5.13	7-15-2020	30,000	30,788

				1,226,227

Multiline Retail: 0.07%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	102,000

Specialty Retail: 0.38%
Gap Incorporated	5.95	4-12-2021	100,000	107,977
Group 1 Automotive Incorporated	5.00	6-1-2022	85,000	87,656
L Brands Incorporated	6.63	4-1-2021	195,000	214,521
Penske Auto Group Incorporated	3.75	8-15-2020	20,000	20,325
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	113,300

				543,779

Textiles, Apparel & Luxury Goods: 0.09%
The William Carter Company	5.25	8-15-2021	120,000	123,450

Consumer Staples: 0.18%

Food Products: 0.18%
B&G Foods Incorporated	4.63	6-1-2021	155,000	157,372
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	101,750

				259,122

Energy: 0.79%

Oil, Gas & Consumable Fuels: 0.79%
DCP Midstream Operating LP	2.70	4-1-2019	100,000	99,375
DCP Midstream Operating LP 144A	5.35	3-15-2020	100,000	103,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	115

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC 144A	5.63%	4-15-2020	$105,000	$109,988
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	125,000	129,025
Sabine Pass Liquefaction LLC	5.63	2-1-2021	355,000	381,420
Targa Resources Partners LP	4.13	11-15-2019	160,000	161,200
Tesoro Logistics LP	5.50	10-15-2019	75,000	78,540
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,040

				1,129,088

Financials: 0.85%

Banks: 0.21%
CIT Group Incorporated	3.88	2-19-2019	300,000	304,680

Consumer Finance: 0.53%
Ally Financial Incorporated	3.75	11-18-2019	155,000	157,713
Ally Financial Incorporated	6.25	12-1-2017	60,000	60,000
Navient Corporation	5.50	1-15-2019	225,000	230,513
OneMain Financial Group LLC 144A	7.25	12-15-2021	160,000	166,112
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	137,194

				751,532

Real Estate Management & Development: 0.11%
Realogy Group LLC 144A	4.50	4-15-2019	100,000	102,000
Realogy Group LLC 144A	5.25	12-1-2021	50,000	52,000

				154,000

Health Care: 0.74%

Health Care Equipment & Supplies: 0.18%
Hologic Incorporated 144A	5.25	7-15-2022	95,000	99,156
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	155,000	162,347

				261,503

Health Care Providers & Services: 0.56%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	162,000	161,820
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	70,000	72,188
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	55,000	57,739
HCA Incorporated	6.50	2-15-2020	155,000	166,431
Lifepoint Hospitals Incorporated	5.50	12-1-2021	110,000	111,238
Select Medical Corporation	6.38	6-1-2021	155,000	159,069
Tenet Healthcare Corporation	6.00	10-1-2020	65,000	68,494

				796,979

Industrials: 0.95%

Aerospace & Defense: 0.34%
Alcoa Incorporated	6.15	8-15-2020	100,000	107,640
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	170,000	174,420
Moog Incorporated 144A	5.25	12-1-2022	200,000	207,750

				489,810

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Airlines: 0.14%
American Airlines Group Incorporated	6.13%	6-1-2018	$100,000	$101,750
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	101,750

				203,500

Commercial Services & Supplies: 0.07%
Clean Harbors Incorporated	5.13	6-1-2021	100,000	101,250

Machinery: 0.18%
CNH Industrial Capital LLC	3.88	7-16-2018	245,000	247,450

Trading Companies & Distributors: 0.22%
Aircastle Limited	4.63	12-15-2018	100,000	101,750
Aircastle Limited	6.25	12-1-2019	200,000	213,000

				314,750

Information Technology: 0.72%

Electronic Equipment, Instruments & Components: 0.17%
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	40,000	40,514
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	76,054
Sanmina Corporation 144A	4.38	6-1-2019	105,000	107,756
Zebra Technologies Corporation	7.25	10-15-2022	20,000	21,090

				245,414

Internet Software & Services: 0.09%
Match Group Incorporated	6.75	12-15-2022	120,000	123,000

Software: 0.11%
CDK Global Incorporated	3.80	10-15-2019	110,000	112,063
Symantec Corporation	4.20	9-15-2020	50,000	51,361

				163,424

Technology Hardware, Storage & Peripherals: 0.35%
EMC Corporation	2.65	6-1-2020	275,000	271,790
NCR Corporation	4.63	2-15-2021	80,000	80,400
Western Digital Corporation 144A	7.38	4-1-2023	130,000	141,375

				493,565

Materials: 0.65%

Chemicals: 0.15%
CF Industries Incorporated	6.88	5-1-2018	145,000	147,900
Huntsman International LLC	4.88	11-15-2020	65,000	67,925

				215,825

Containers & Packaging: 0.18%
Ball Corporation	4.38	12-15-2020	160,000	166,400
Reynolds Group Issuer Incorporated	5.75	10-15-2020	85,000	86,434

				252,834

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	117

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 0.32%
Freeport-McMoRan Incorporated	3.10%	3-15-2020	$160,000	$160,200
United States Steel Corporation 144A	8.38	7-1-2021	270,000	294,975

				455,175

Real Estate: 0.59%

Equity REITs: 0.45%
CoreCivic Incorporated	4.13	4-1-2020	230,000	234,853
Equinix Incorporated	5.38	1-1-2022	120,000	124,950
Sabra Health Care REIT Incorporated	5.50	2-1-2021	150,000	154,688
VEREIT Operating Partnership LP	3.00	2-6-2019	120,000	120,748
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,396

				645,635

Real Estate Management & Development: 0.14%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	195,000	198,623

Telecommunication Services: 0.59%

Diversified Telecommunication Services: 0.15%
CenturyLink Incorporated	5.63	4-1-2020	90,000	90,225
Hughes Satellite Systems Corporation	6.50	6-15-2019	115,000	120,894

				211,119

Wireless Telecommunication Services: 0.44%
SBA Communications Corporation 144A	4.00	10-1-2022	80,000	80,400
Sprint Communications Incorporated 144A	9.00	11-15-2018	295,000	311,594
Sprint Spectrum LP 144A	3.36	3-20-2023	65,000	65,507
T-Mobile USA Incorporated	6.13	1-15-2022	50,000	51,750
T-Mobile USA Incorporated	6.63	4-1-2023	125,000	130,738

				639,989

Total Corporate Bonds and Notes (Cost $12,799,141)				12,754,253

Loans: 3.49%

Consumer Discretionary: 0.50%

Auto Components: 0.04%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	3.35	9-23-2022	56,145	56,523

Household Products: 0.25%
Michaels Stores Incorporated (1 Month LIBOR +2.75%) ±<	4.07	1-30-2023	230,783	228,563
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	3.85	11-8-2023	133,988	134,197

				362,760

Media: 0.19%
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	3.60	7-28-2025	129,675	128,648
Live Nation Entertainment Incorporated (1 Month LIBOR +2.25%) ±	3.63	10-31-2023	139,649	140,522

				269,170

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.02%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.50%) ±‡	3.88%	7-5-2024	$25,000	$24,906

Consumer Staples: 0.18%

Food Products: 0.18%
Pinnacle Foods Incorporated (1 Month LIBOR +2.00%) ±	3.24	2-2-2024	59,550	59,866
Post Holdings Incorporated (1 Month LIBOR +2.25%) ±	3.60	5-24-2024	124,688	125,096
Prestige Brands Incorporated (1 Month LIBOR +2.75%) ±	4.10	1-26-2024	74,874	75,236

				260,198

Financials: 0.28%

Diversified Financial Services: 0.28%
Delos Finance SARL (3 Month LIBOR +2.00%) ±	3.33	10-6-2023	200,000	201,438
LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	3.65	9-23-2024	196,686	197,095

				398,533

Health Care: 0.31%

Health Care Providers & Services: 0.22%
HCA Incorporated (1 Month LIBOR +2.00%) ±	3.35	3-17-2023	89,550	89,819
Select Medical Corporation (3 Month LIBOR +3.50%) ±	4.85	3-1-2021	54,725	55,249
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.60	9-2-2024	90,000	88,594
TeamHealth Incorporated (1 Month LIBOR +2.75%) ±	4.10	2-6-2024	79,600	77,760

				311,422

Health Care Technology: 0.03%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.10	3-1-2024	44,775	44,876

Pharmaceuticals: 0.06%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	5.63	4-29-2024	89,775	90,304

Industrials: 0.98%

Airlines: 0.14%
Delta Air Lines Incorporated (1 Month LIBOR +2.50%) ±	3.85	8-24-2022	132,300	133,193
United Airlines Incorporated (3 Month LIBOR +2.00%) ±	3.38	4-1-2024	69,650	69,781

				202,974

Commercial Services & Supplies: 0.50%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.45	11-10-2023	98,902	98,953
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.35	3-28-2024	56,425	56,654
Columbus McKinnon Corporation (3 Month LIBOR +3.00%) ±‡	4.33	1-31-2024	59,197	59,567
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	3.63	3-11-2021	151,178	151,744
Multi-Color Corporation (1 Month LIBOR +2.25%) ±<	0.00	10-31-2024	180,000	181,575
Sensata Technologies BV (1 Month LIBOR +1.75%) ±	2.99	10-14-2021	160,000	160,485

				708,978

Communications Equipment: 0.34%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±<	3.35	1-3-2021	353,316	354,333
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	3.75	1-31-2026	135,000	134,916

				489,249

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	119

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.61%

Communications Equipment: 0.06%
CommScope Incorporated (3 Month LIBOR +2.00%) ±	3.38%	12-29-2022	$88,238	$88,680

Electronic Equipment, Instruments & Components: 0.12%
Dell Incorporated (1 Month LIBOR +2.00%) ±	3.35	9-7-2023	41,002	41,012
Zebra Technologies Corporation (3 Month LIBOR +2.00%) ±	3.37	10-27-2021	130,553	130,952

				171,964

Internet Software & Services: 0.18%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	4.50	10-19-2023	54,450	54,705
Zayo Group LLC (1 Month LIBOR +2.25%) ±	3.56	1-19-2024	195,805	196,293

				250,998

IT Services: 0.10%
First Data Corporation (1 Month LIBOR +2.25%) ±	3.56	7-8-2022	141,619	141,611

Semiconductors & Semiconductor Equipment: 0.15%
Micron Technology Incorporated (3 Month LIBOR +2.00%) ±	3.39	4-26-2022	219,799	221,503

Materials: 0.38%

Chemicals: 0.17%
Ashland LLC (3 Month LIBOR +2.00%) ±	3.30	5-24-2024	54,863	55,045
Huntsman International LLC (1 Month LIBOR +3.00%) ±‡	4.35	4-1-2023	37,155	37,387
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±<	0.00	3-31-2024	145,434	145,550

				237,982

Containers & Packaging: 0.21%
Berry Plastics Corporation (1 Month LIBOR +2.00%) ±<	3.41	2-8-2020	271,176	271,448
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.10	2-5-2023	29,701	29,833

				301,281

Real Estate: 0.08%

Equity REITs: 0.08%
MGM Growth Properties LLC (1 Month LIBOR +2.25%) ±	3.60	4-25-2023	113,559	114,005

Telecommunication Services: 0.17%

Diversified Telecommunication Services: 0.09%
Level 3 Financing Incorporated (3 Month LIBOR +2.25%) ±	3.70	2-22-2024	129,470	129,308

Wireless Telecommunication Services: 0.08%
SBA Communications Corporation (1 Month LIBOR +2.25%) ±	3.60	3-24-2021	119,077	119,358

Total Loans (Cost $5,005,638)				4,996,583

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name		Expiration date	Shares	Value

Participation Notes: 0.39%

Financials: 0.39%

Capital Markets: 0.39%
UBS AG (Kweichow Moutai Company Limited) †(a)		8-15-2018	5,800	$554,465

Total Participation Notes (Cost $430,489)				554,465

	Interest rate	Maturity date	Principal

U.S. Treasury Securities: 65.88%
TIPS	0.13%	4-15-2019	$1,848,296	1,840,234
TIPS	0.13	4-15-2020	4,478,565	4,457,653
TIPS	0.13	4-15-2021	3,894,163	3,866,706
TIPS	0.13	1-15-2022	3,592,571	3,570,415
TIPS	0.13	4-15-2022	2,587,536	2,563,285
TIPS	0.13	7-15-2022	4,775,340	4,752,499
TIPS	0.13	1-15-2023	3,720,538	3,677,422
TIPS	0.13	7-15-2024	3,621,926	3,559,067
TIPS	0.13	7-15-2026	3,067,940	2,966,234
TIPS	0.25	1-15-2025	3,630,987	3,572,976
TIPS	0.38	7-15-2023	3,695,529	3,707,041
TIPS	0.38	7-15-2025	3,626,561	3,602,918
TIPS	0.38	1-15-2027	3,039,260	2,983,451
TIPS	0.38	7-15-2027	2,057,993	2,023,803
TIPS	0.63	7-15-2021	3,257,357	3,313,197
TIPS	0.63	1-15-2024	3,685,806	3,733,760
TIPS	0.63	1-15-2026	3,266,303	3,288,550
TIPS	0.63	2-15-2043	1,218,252	1,150,232
TIPS	0.75	2-15-2042	1,654,562	1,614,775
TIPS	0.75	2-15-2045	2,048,762	1,979,507
TIPS	0.88	2-15-2047	2,039,489	2,036,472
TIPS	1.00	2-15-2046	1,504,953	1,546,465
TIPS	1.13	1-15-2021	3,068,432	3,155,887
TIPS	1.25	7-15-2020	2,681,797	2,765,569
TIPS	1.38	1-15-2020	1,746,005	1,789,797
TIPS	1.38	2-15-2044	1,847,693	2,060,089
TIPS	1.75	1-15-2028	1,389,981	1,545,127
TIPS	1.88	7-15-2019	1,438,921	1,482,694
TIPS	2.00	1-15-2026	2,548,847	2,843,638
TIPS	2.13	1-15-2019	477,001	486,640
TIPS	2.13	2-15-2040	753,548	953,951
TIPS	2.13	2-15-2041	940,945	1,198,115
TIPS	2.38	1-15-2025	2,382,708	2,698,521
TIPS	2.38	1-15-2027	1,401,125	1,623,605
TIPS	2.50	1-15-2029	1,350,545	1,617,706
TIPS	3.38	4-15-2032	542,213	738,951
TIPS	3.63	4-15-2028	1,182,464	1,535,960
TIPS	3.88	4-15-2029	1,433,579	1,931,318

Total U.S. Treasury Securities (Cost $93,751,544)				94,234,230

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	121

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 0.91%

Consumer Discretionary: 0.07%

Automobiles: 0.07%
Jaguar Land Rover Automotive plc 144A	4.13%	12-15-2018	$100,000	$101,483

Financials: 0.20%

Banks: 0.15%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	125,000	128,594
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	81,016

				209,610

Diversified Financial Services: 0.05%
Virgin Media Finance plc	5.25	1-15-2021	75,000	79,500

Health Care: 0.37%

Pharmaceuticals: 0.37%
Mallinckrodt International Finance SA	3.50	4-15-2018	105,000	104,475
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	250,000	242,062
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	180,000	189,000

				535,537

Information Technology: 0.11%

Communications Equipment: 0.02%
Nokia Corporation	5.38	5-15-2019	31,000	32,008

Semiconductors & Semiconductor Equipment: 0.09%
NXP BV / NXP Funding LLC 144A	3.75	6-1-2018	120,000	120,570

Materials: 0.16%

Metals & Mining: 0.16%
ArcelorMittal	6.00	3-1-2021	205,000	221,170

Total Yankee Corporate Bonds and Notes (Cost $1,304,599)				1,299,878

	Yield		Shares
Short-Term Investments: 3.58%

Investment Companies: 3.55%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29		561,994	562,051
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.00		4,513,660	4,513,660

				5,075,711

			Principal
U.S. Treasury Securities: 0.03%
U.S. Treasury Bill (z)#	0.76	12-14-2017	$50,000	49,984

Total Short-Term Investments (Cost $5,125,693)				5,125,695

Total investments in securities (Cost $141,624,745)	100.77%	144,145,864
Other assets and liabilities, net	(0.77)	(1,101,637)

Total net assets	100.00%	$143,044,227

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.

‡	Security is valued using significant unobservable inputs.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for unfunded loans.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	3	11-29-2017	$374,063	$372,141	$0	$(1,922)
Short
U.S. Ultra Bond	(2)	11-20-2017	(332,413)	(329,750)	2,663	0
2-Year U.S. Treasury Notes	(19)	11-20-2017	(4,076,064)	(4,073,719)	2,345	0
5-Year U.S. Treasury Notes	(4)	11-20-2017	(466,445)	(465,375)	1,070	0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	213,729	3,122,413	2,774,148	561,994	$(24)	$0	$3,701	$562,051
Wells Fargo Government Money Market Fund Select Class	3,404,176	73,628,070	72,518,586	4,513,660	0	0	16,952	4,513,660

					$(24)	$0	$20,653	$5,075,711	3.55%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	123

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 23.19%
FHLMC Series T-54 Class 4A ±±	3.52%	2-25-2043	$334,117	$339,688
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	453,880	535,040
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.09	2-25-2045	280,774	282,238
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	319,184	369,141
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	466,403	530,495
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	521,086	618,387
FNMA (11th District Cost of Funds +1.25%) ±	1.96	4-1-2034	207,337	209,668
FNMA (12 Month Treasury Average +1.20%) ±	2.14	10-1-2034	161,143	163,919
FNMA (12 Month Treasury Average +1.20%) ±	2.14	4-1-2044	131,455	133,740
FNMA (12 Month Treasury Average +1.20%) ±	2.14	10-1-2044	150,418	153,045
FNMA (6 Month LIBOR +0.97%) ±	2.46	4-1-2037	143,865	145,829
FNMA (1 Year Treasury Constant Maturity +1.62%) ±	2.78	9-1-2033	38,570	39,993
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	2.84	10-1-2033	259,777	268,896
FNMA (6 Month LIBOR +1.56%) ±	2.93	6-1-2033	211,665	219,427
FNMA (6 Month LIBOR +1.63%) ±	3.03	12-1-2033	234,214	243,444
FNMA (12 Month LIBOR +1.45%) ±	3.06	1-1-2036	120,933	125,960
FNMA (12 Month LIBOR +1.38%) ±	3.13	8-1-2035	212,807	221,226
FNMA (6 Month LIBOR +1.66%) ±	3.14	6-1-2033	186,760	191,739
FNMA (12 Month LIBOR +1.56%) ±	3.31	7-1-2035	116,872	122,134
FNMA Series 2003-W4 Class 3A ±±	6.07	10-25-2042	205,249	233,471
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	126,578	144,582
FNMA Series 2007-88 Class HC ±±	3.29	9-25-2037	117,866	124,314
HUD	5.45	8-1-2019	95,000	95,633

Total Agency Securities (Cost $5,159,857)				5,512,009

Asset-Backed Securities: 24.23%
Ally Auto Receivables Trust Series 2016-3 Class A2	1.19	12-17-2018	1,329	1,329
Ally Auto Receivables Trust Series 2017-1 Class A2	1.38	10-15-2019	102,659	102,568
Ally Auto Receivables Trust Series 2017-2 Class A2	1.49	11-15-2019	123,720	123,653
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	24,479	24,471
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	20,528	20,524
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	42,336	42,323
AmeriCredit Automobile Receivables Trust Series 2017-1 Class A2A	1.51	5-18-2020	101,695	101,565
AmeriCredit Automobile Receivables Trust Series 2017-4 Class A2A	1.91	5-18-2021	100,000	99,936
BMW Vehicle Owner Trust Series 2016-1 Class A2A	0.99	5-28-2019	51,300	51,240
BMW Vehicle Owner Trust Series 2017-1 Class A2	1.64	7-22-2019	125,403	125,382
BMW Vehicle Owner Trust Series 2017-2 Class A2A	1.80	2-20-2020	120,000	119,831
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	737	737
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	25,846	25,841
Capital Auto Receivables Asset Trust Series 2017-1 Class A2 144A	1.76	6-22-2020	115,000	114,882
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	46,078	46,036
CarMax Auto Owner Trust Series 2016-1 Class A2	1.30	4-15-2019	4,073	4,073
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	21,071	21,065
CarMax Auto Owner Trust Series 2017-1 Class A2	1.54	2-18-2020	104,089	104,024
CarMax Auto Owner Trust Series 2017-2 Class A2	1.63	6-15-2020	130,048	129,962
CarMax Auto Owner Trust Series 2017-4 Class A2A	1.80	4-15-2021	100,000	99,877
CIT Education Loan Trust Series 2005-1 Class A3 (3 Month LIBOR +0.12%) ±	1.44	3-15-2026	22,289	22,266
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	55,740	55,705
CNH Equipment Trust Series 2017-A Class A2	1.80	7-15-2020	135,000	134,934
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	42,938	42,925

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Dell Equipment Finance Trust Series 2017-1 Class A2 144A	1.86%	6-24-2019	$160,000	$159,983
Dell Equipment Finance Trust Series 2017-2 Class A2A 144A	1.97	2-24-2020	100,000	99,886
Fifth Third Auto Trust Series 2017-1 Class A2A	1.59	4-15-2020	100,000	99,819
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	29,582	29,565
Ford Credit Auto Owner Trust Series 2016-B Class A2A	1.08	3-15-2019	22,090	22,080
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.33	12-15-2019	63,436	63,322
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.56	11-15-2019	126,249	126,125
Ford Credit Auto Owner Trust Series 2017-B Class A2A	1.49	5-15-2020	130,000	129,869
Ford Credit Auto Owner Trust Series 2017B Class A2A	1.80	6-15-2020	115,000	114,810
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	44,317	44,299
GM Financial Automobile Lease Series 2017-1A Class A2A 144A	1.51	3-16-2020	130,412	130,292
GM Financial Automobile Lease Series 2017-3 Class A2A 144A	1.71	9-16-2020	110,000	109,821
GM Financial Automobile Lease Series 2017-3 Class A2A	1.72	1-21-2020	110,000	109,715
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	3,905	3,904
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-17-2018	8,686	8,684
Honda Auto Receivables Owner Trust Series 2016-3 Class A2	1.01	10-18-2018	22,018	22,009
Honda Auto Receivables Owner Trust Series 2017-1 Class A2	1.42	7-22-2019	102,102	102,002
Honda Auto Receivables Owner Trust Series 2017-3 Class A2	1.57	1-21-2020	120,000	119,728
Huntington Auto Trust Series 2016-1 Class A2	1.29	5-15-2019	60,647	60,622
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	18,236	18,236
Hyundai Auto Lease Securitization Trust Series 2016-B Class A2A 144A	1.24	11-15-2018	35,318	35,308
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	15,166	15,158
Hyundai Auto Receivables Trust Series 2016-A Class A2	1.21	6-17-2019	30,310	30,291
Hyundai Auto Receivables Trust Series 2017-A Class A2A	1.48	2-18-2020	127,920	127,794
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	45,835	45,808
John Deere Owner Trust Series 2016-B Class A2	1.09	2-15-2019	51,042	51,011
John Deere Owner Trust Series 2017-A Class A2	1.50	10-15-2019	140,000	139,885
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	69,068	68,982
Kubota Credit Owner Trust Series 2017-1A Class A2 144A	1.66	5-15-2020	140,000	139,641
Mercedes Benz Auto Lease Trust Series 2016-1 Class A2A	1.11	3-15-2019	39,635	39,611
Mercedes Benz Auto Lease Trust Series 2017-A Class A2A	1.53	8-15-2019	135,000	134,918
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	57,358	57,333
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	2.24	5-20-2030	180,433	182,289
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	23,259	23,248
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	41,863	41,788
Nissan Auto Receivables Owner Trust Series 2016-A Class A2A	1.22	8-15-2018	17,040	17,037
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07	5-15-2019	66,441	66,385
Nissan Auto Receivables Owner Trust Series 2017-A Class A2A	1.47	1-15-2020	134,321	134,129
Nissan Auto Receivables Owner Trust Series 2017-A Class A2A	1.64	9-16-2019	90,000	89,867
Nissan Auto Receivables Owner Trust Series 2017-B Class A2A	1.83	12-16-2019	80,000	79,863
Santander Drive Auto Receivables Trust Series 2017-1 Class A2	1.49	2-18-2020	92,113	92,056
SLM Student Loan Trust Series 2005-8 Class A4 (3 Month LIBOR +0.55%) ±	1.92	1-25-2028	98,888	99,429
SLM Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	1.48	7-26-2021	134,282	132,576
Toyota Auto Receivables Owner Trust Series 2016-B Class A2A	1.02	10-15-2018	8,521	8,518
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	41,322	41,294
Toyota Auto Receivables Owner Trust Series 2017-A Class A2A	1.42	9-16-2019	127,804	127,689
Toyota Auto Receivables Owner Trust Series 2017-D Class A2A	2.03	8-17-2020	100,000	99,921
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	56,447	56,415
Volvo Financial Equipment LLC Series 2017-1A Class A2 144A	1.55	10-15-2019	140,000	139,825
World Omni Auto Receivables Trust Series 2016-A Class A2A	1.20	2-15-2019	71,496	71,377

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	125

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10%	1-15-2020	$79,846	$79,724
World Omni Auto Receivables Trust Series 2017-A Class A2A	1.50	8-17-2020	100,207	100,071

Total Asset-Backed Securities (Cost $5,761,126)				5,759,161

Corporate Bonds and Notes: 28.03%

Consumer Discretionary: 0.80%

Automobiles: 0.59%
Toyota Motor Credit Corporation	1.70	1-9-2019	140,000	139,687

Consumer Finance: 0.21%
American Honda Finance Corporation	1.20	7-12-2019	50,000	49,307

Consumer Staples: 0.64%

Beverages: 0.42%
Brown Forman Corporation	1.00	1-15-2018	100,000	99,931

Food Products: 0.22%
Kraft Foods Group Incorporated	6.13	8-23-2018	50,000	51,464

Energy: 1.05%

Oil, Gas & Consumable Fuels: 1.05%
Chevron Corporation	1.69	2-28-2019	40,000	39,908
Enterprise Products Operating LLC	1.65	5-7-2018	70,000	69,926
Exxon Mobil Corporation (3 Month LIBOR +0.60%) ±	2.07	2-28-2018	90,000	90,129
Marathon Petroleum Corporation	2.70	12-14-2018	50,000	50,295

				250,258

Financials: 10.26%

Banks: 3.68%
Bank of America Corporation	2.00	1-11-2018	50,000	50,013
Bank of America Corporation	2.60	1-15-2019	50,000	50,274
Bank of America Corporation	2.65	4-1-2019	50,000	50,330
Bank of America Corporation	5.65	5-1-2018	50,000	50,773
Citigroup Incorporated	1.80	2-5-2018	150,000	150,017
HSBC USA Incorporated (3 Month LIBOR +0.77%) ±	2.16	8-7-2018	110,000	110,448
JPMorgan Chase & Company	1.80	1-25-2018	60,000	60,008
JPMorgan Chase & Company (3 Month LIBOR +0.55%) ±	1.87	3-9-2021	30,000	30,074
JPMorgan Chase & Company	6.00	1-15-2018	60,000	60,282
JPMorgan Chase & Company	6.30	4-23-2019	40,000	42,242
KeyCorp	2.30	12-13-2018	90,000	90,082
Suntrust Bank (3 Month LIBOR +0.53%) ±	1.91	1-31-2020	75,000	75,423
US Bancorp (3 Month LIBOR +0.49%) ±	1.91	11-15-2018	55,000	55,179

				875,145

Capital Markets: 2.76%
Bank of New York Mellon Corporation (3 Month LIBOR +0.87%) ±	2.29	8-17-2020	90,000	91,629
Charles Schwab Corporation	2.20	7-25-2018	90,000	90,166

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Goldman Sachs Group Incorporated	2.38%	1-22-2018	$40,000	$40,032
Goldman Sachs Group Incorporated (3 Month LIBOR +1.04%) ±	2.41	4-25-2019	70,000	70,688
Goldman Sachs Group Incorporated	2.60	12-27-2020	50,000	50,119
Goldman Sachs Group Incorporated	5.95	1-18-2018	50,000	50,255
Morgan Stanley	2.38	7-23-2019	50,000	50,075
Morgan Stanley	2.45	2-1-2019	50,000	50,160
Morgan Stanley	2.50	1-24-2019	40,000	40,158
Morgan Stanley	2.65	1-27-2020	50,000	50,315
State Street Bank & Trust Company	5.25	10-15-2018	70,000	72,032

				655,629

Consumer Finance: 1.82%
American Express Credit Corporation (3 Month LIBOR +0.43%) ±	1.75	3-3-2020	50,000	50,157
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,002
American Honda Finance Corporation (3 Month LIBOR +0.27%) ±	1.63	7-20-2020	40,000	40,114
American Honda Finance Corporation (3 Month LIBOR +0.83%) ±	2.27	2-22-2019	50,000	50,430
Caterpillar Financial Services Corporation	1.80	11-13-2018	90,000	89,957
Caterpillar Financial Services Corporation (3 Month LIBOR +0.51%) ±	1.86	1-10-2020	50,000	50,366
Hyundai Capital America 144A	2.00	3-19-2018	45,000	44,980
John Deere Capital Corporation (3 Month LIBOR +0.57%) ±	1.92	1-8-2019	75,000	75,395

				431,401

Diversified Financial Services: 0.97%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,004
AIG Global Funding (3 Month LIBOR +0.48%) 144A±	1.82	7-2-2020	30,000	30,068
General Electric Capital Corporation	5.50	1-8-2020	35,000	37,312
PNC Funding Corporation	5.13	2-8-2020	60,000	63,571

				230,955

Insurance: 1.03%
Marsh & McLennan Company Incorporated	2.55	10-15-2018	75,000	75,283
New York Life Global Funding 144A	1.55	11-2-2018	70,000	69,824
Travelers Company Incorporated	5.80	5-15-2018	97,000	98,736

				243,843

Health Care: 1.96%

Biotechnology: 0.36%
AbbVie Incorporated	1.80	5-14-2018	65,000	64,994
Gilead Sciences Incorporated	1.85	9-20-2019	20,000	19,904

				84,898

Health Care Equipment & Supplies: 0.38%
Medtronic plc (3 Month LIBOR +0.80%) ±	2.12	3-15-2020	90,000	91,308

Health Care Providers & Services: 0.42%
Cardinal Health Incorporated	1.95	6-15-2018	40,000	40,004
Cardinal Health Incorporated	1.95	6-14-2019	30,000	29,839
UnitedHealth Group Incorporated	1.70	2-15-2019	30,000	29,921

				99,764

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	127

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services: 0.25%
Thermo Fisher Scientific	2.15%	12-14-2018	$60,000	$60,109

Pharmaceuticals: 0.55%
EMD Finance LLC Company 144A	1.70	3-19-2018	40,000	39,991
Johnson & Johnson (3 Month LIBOR +0.27%) ±	1.59	3-1-2019	90,000	90,260

				130,251

Industrials: 2.71%

Aerospace & Defense: 0.94%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	29,956
Lockheed Martin Corporation	4.25	11-15-2019	40,000	41,621
Northrop Grumman Corporation	1.75	6-1-2018	90,000	89,920
Rockwell Collins Incorporated	1.95	7-15-2019	10,000	9,963
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	52,352

				223,812

Electrical Equipment: 0.79%
Eaton Corporation	5.60	5-15-2018	70,000	71,168
Eaton Corporation	6.95	3-20-2019	40,000	42,267
Rockwell Automation Incorporated	5.65	12-1-2017	75,000	75,000

				188,435

Industrial Conglomerates: 0.25%
General Electric Capital Corporation	2.20	1-9-2020	60,000	59,894

Machinery: 0.39%
Parker Hannifin Corporation	5.50	5-15-2018	90,000	91,462

Road & Rail: 0.34%
Norfolk Southern Corporation	5.75	4-1-2018	80,000	80,977

Information Technology: 0.94%

Electronic Equipment, Instruments & Components: 0.25%
Corning Incorporated	1.50	5-8-2018	60,000	59,919

Semiconductors & Semiconductor Equipment: 0.23%
Maxim Integrated Product Incorporated	2.50	11-15-2018	55,000	55,247

Software: 0.21%
Microsoft Corporation	1.10	8-8-2019	50,000	49,343

Technology Hardware, Storage & Peripherals: 0.25%
Apple Incorporated	1.55	2-8-2019	50,000	49,786
HP Enterprise Company 144A	2.10	10-4-2019	10,000	9,931

				59,717

Materials: 1.59%

Chemicals: 1.16%
Chevron Phillips Chemical Company 144A	1.70	5-1-2018	75,000	74,995
E. I. du Pont de Nemours and Company (3 Month LIBOR +0.53%) ±	1.91	5-1-2020	50,000	50,417

The accompanying notes are an integral part of these financial statements.

i

128	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Ecolab Incorporated	1.45%	12-8-2017	$60,000	$59,998
The Sherwin-Williams Company	1.35	12-15-2017	90,000	89,991

				275,401

Containers & Packaging: 0.22%
Westrock Company	4.45	3-1-2019	50,000	51,250

Paper & Forest Products: 0.21%
Georgia Pacific LLC 144A	2.54	11-15-2019	50,000	50,255

Real Estate: 1.92%

Equity REITs: 1.92%
Alexandria Real Estate Equities Incorporated	2.75	1-15-2020	50,000	50,258
Boston Properties LP	3.70	11-15-2018	90,000	91,136
Realty Income Corporation	2.00	1-31-2018	73,000	73,008
UDR Incorporated	4.25	6-1-2018	90,000	90,999
Ventas Realty LP	2.00	2-15-2018	50,000	50,025
Ventas Realty LP	4.00	4-30-2019	50,000	51,032
Vornado Realty LP	2.50	6-30-2019	50,000	50,059

				456,517

Telecommunication Services: 0.21%

Diversified Telecommunication Services: 0.21%
AT&T Incorporated	2.30	3-11-2019	50,000	50,062

Utilities: 5.95%

Electric Utilities: 4.49%
Commonwealth Edison Company	2.15	1-15-2019	50,000	50,009
Connecticut Light & Power Company	5.65	5-1-2018	60,000	60,957
Duke Energy Carolinas LLC	5.25	1-15-2018	55,000	55,229
Duke Energy Progress LLC (3 Month LIBOR +0.18%) ±	1.50	9-8-2020	35,000	35,000
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	90,000	91,590
Kansas City Power & Light Company	6.38	3-1-2018	75,000	75,828
Kansas City Power & Light Company	7.15	4-1-2019	70,000	74,439
MidAmerican Energy Holdings Company	5.30	3-15-2018	55,000	55,573
PacifiCorp	5.50	1-15-2019	100,000	103,644
Public Service Company of Colorado	5.80	8-1-2018	109,000	111,726
Public Service Electric & Gas Company	2.00	8-15-2019	50,000	49,912
Public Service Electric & Gas Company	5.30	5-1-2018	84,000	85,236
Southern California Edison Company	5.50	8-15-2018	80,000	82,036
The Connecticut Light & Power Company	5.50	2-1-2019	60,000	62,183
Union Electric Company	6.70	2-1-2019	70,000	73,514

				1,066,876

Gas Utilities: 0.36%
Southern California Gas Company	5.45	4-15-2018	85,000	86,173

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	129

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 1.10%
Avista Corporation	5.95%	6-1-2018	$80,000	$81,556
Consumers Energy Company	5.65	9-15-2018	80,000	82,312
Peco Energy Company	5.35	3-1-2018	96,000	96,908

				260,776

Total Corporate Bonds and Notes (Cost $6,664,671)				6,660,066

Municipal Obligations: 3.92%

Alaska: 0.21%
Anchorage AK Water Revenue Series C (Water & Sewer Revenue)	1.43	5-1-2018	50,000	49,966

California: 0.42%
Santa Clara County CA Series A (GO Revenue)	1.65	8-1-2018	100,000	99,897

Kentucky: 0.48%
Kentucky Higher Education Student Loan Corporation Series 2013-1 Class A1 (1 Month LIBOR +0.50%) (Education Revenue) ±	1.74	6-1-2026	113,550	113,270

Michigan: 0.17%
L’Anse Creuse MI Public Schools Series B (GO Revenue, Qualified School Board Loan Fund Insured)	2.16	5-1-2020	40,000	40,066

New Jersey: 0.42%
Bergen County NJ Improvement Authority Guaranteed Project Notes (Health Revenue)	2.25	3-1-2019	100,000	100,401

New York: 0.44%
New York City Transitional Finance Authority Future Tax Secured Bonds Fiscal 2010 Series A-2 (Tax Revenue)	4.85	5-1-2019	100,000	103,910

North Carolina: 0.07%
North Carolina Education Assistance Authority Student Loan Notes Series 2011-1 Tranche A-2 (Education Revenue)	2.27	1-26-2026	17,387	17,426

Ohio: 0.32%
Ohio Taxable Hospital Refunding Bonds Series B (Health Revenue)	1.56	1-1-2019	75,000	74,689

South Carolina: 0.28%
South Carolina Student Loan Corporation Series 2010-1 Class A2 (3 Month LIBOR +1.00%) (Education Revenue) ±	2.37	7-25-2025	65,882	66,296

Texas: 0.48%
Texas A&M University Revenue Series D (Education Revenue) %%	1.80	5-15-2018	55,000	55,000
Texas Tech Univeristy Revenues Financing System Refunding and Improvement Bonds Taxable Series 2017-B (Education Revenue)	1.56	2-15-2019	60,000	59,698

				114,698

Virginia: 0.40%
Virginia College Building Authority Educational Facilities Series D (Education Revenue)	2.00	2-1-2019	95,000	95,064

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.23%
WIsconsin Public Finance Authority Taxable Refunding Bond Series A (Education Revenue)	1.48%	7-1-2018	$55,000	$54,929

Total Municipal Obligations (Cost $932,643)				930,612

Non-Agency Mortgage-Backed Securities: 1.18%
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 (1 Month LIBOR +1.30%) 144A±	2.54	12-15-2034	20,070	20,082
Towd Point Mortgage Trust Series 2015-6 Class A1 144A±±	3.50	4-25-2055	65,498	66,694
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	76,371	75,777
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	117,373	117,619

Total Non-Agency Mortgage-Backed Securities (Cost $280,118)				280,172

U.S. Treasury Securities: 13.69%
U.S. Treasury Note	0.75	9-30-2018	350,000	347,498
U.S. Treasury Note	1.25	5-31-2019	750,000	744,521
U.S. Treasury Note	1.25	6-30-2019	475,000	471,215
U.S. Treasury Note	1.25	8-31-2019	500,000	495,469
U.S. Treasury Note	1.38	7-31-2019	475,000	472,050
U.S. Treasury Note	1.50	10-31-2019	250,000	248,613
U.S. Treasury Note	1.75	11-30-2019	475,000	474,797

Total U.S. Treasury Securities (Cost $3,271,532)				3,254,163

Yankee Corporate Bonds and Notes: 3.46%

Energy: 0.25%

Oil, Gas & Consumable Fuels: 0.25%
Statoil ASA	2.25	11-8-2019	60,000	60,233

Financials: 2.26%

Banks: 2.26%
Bank of Montreal	1.35	8-28-2018	30,000	29,890
Bank of Nova Scotia (3 Month LIBOR +0.47%) ±	1.79	6-11-2018	90,000	90,178
Bank of Nova Scotia	2.13	9-11-2019	100,000	99,975
Royal Bank of Canada Incorporated	2.00	10-1-2018	150,000	150,188
Royal Bank of Canada Incorporated (3 Month LIBOR +0.73%) ±	2.11	2-1-2022	75,000	75,787
Toronto Dominion Bank (3 Month LIBOR +0.54%) ±	1.90	7-23-2018	90,000	90,261

				536,279

Health Care: 0.25%

Health Care Equipment & Supplies: 0.13%
Medtronic Incorporated	1.70	3-28-2019	30,000	29,883

Pharmaceuticals: 0.12%
Teva Pharmaceutical Finance Netherlands III BV	1.40	7-20-2018	30,000	29,727

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	131

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.50%

Electrical Equipment: 0.50%
Tyco Electronics Group SA	2.35%	8-1-2019	$50,000	$49,973
Tyco Electronics Group SA	2.38	12-17-2018	69,000	69,221

				119,194

Telecommunication Services: 0.20%

Wireless Telecommunication Services: 0.20%
Rogers Communications Incorporated	6.80	8-15-2018	45,000	46,498

Total Yankee Corporate Bonds and Notes (Cost $822,835)				821,814

	Yield		Shares
Short-Term Investments: 4.25%

Investment Companies: 4.25%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.00		1,009,851	1,009,851

Total Short-Term Investments (Cost $1,009,851)				1,009,851

Total investments in securities (Cost $23,902,633)	101.95%	24,227,848
Other assets and liabilities, net	(1.95)	(463,057)

Total net assets	100.00%	$23,764,791

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
5-Year U.S. Treasury Notes	(10)	3-29-2018	$(1,159,787)	$(1,163,438)	$3,651	$0

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2017 (unaudited)

STABLE INCOME PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	352,626	5,942,744	5,285,519	1,009,851	$0	$0	$2,251	$1,009,851	4.25%

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

134	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2017 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments in unaffiliated securities (including securities on loan), at value (see cost below)	$396,544,140	$92,188,540
Investments in affiliated securities, at value (see cost below)	36,676,363	1,898,220
Segregated cash for futures transactions	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	1,204,040	426,540
Receivable for dividends	841,480	150,130
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	3,347	400
Prepaid expenses and other assets	14,493	1,225

Total assets	435,283,863	94,665,055

Liabilities
Payable upon receipt of securities loaned	13,373,325	1,113,825
Payable for investments purchased	0	283,485
Management fee payable	213,640	43,327
Trustees’ fees and expenses payable	2,338	2,340
Due to custodian bank	0	11
Professional fees payable	16,983	20,042
Accrued expenses and other liabilities	13,144	55,401

Total liabilities	13,619,430	1,518,431

Total net assets	$421,664,433	$93,146,624

Investments in unaffiliated securities, at cost	$295,034,960	$55,648,651

Investments in affiliated securities, at cost	$36,676,314	$1,898,210

Securities on loan, at value	$13,088,401	$1,090,300

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	135

Emerging Growth Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$819,971,524	$41,449,325	$816,063,336	$66,915,889	$1,758,306,638	$159,194,570
49,514,609	9,307,998	33,019,075	1,379,139	303,565,816	22,569,191
0	0	0	150,000	0	0
0	6,216	7,883,760	0	0	0
6,487,270	10,086	71,715	0	7,248,262	1,308,660
156,350	357,501	3,293,279	185,326	1,093,075	770,694
0	0	0	10,769	0	0
46,394	12	31,142	0	149,243	21,633
0	6,761	5,312	2,495	12,736	14,347

876,176,147	51,137,899	860,367,619	68,643,618	2,070,375,770	183,879,095

37,018,173	0	18,388,755	0	235,219,267	19,499,762
9,313,152	9,161,906	2,459,943	0	1,591,063	731,449
532,450	13,267	521,628	14,895	1,131,086	123,576
2,217	2,322	2,384	2,358	2,351	2,306
0	0	0	855	1,670,769	0
18,994	30,360	31,593	22,667	18,069	19,913
59,542	51,266	67,763	4,278	22,878	7,763

46,944,528	9,259,121	21,472,066	45,053	239,655,483	20,384,769

$829,231,619	$41,878,778	$838,895,553	$68,598,565	$1,830,720,287	$163,494,326

$532,402,444	$32,614,233	$720,618,425	$59,052,408	$1,220,678,018	$124,496,217

$49,511,794	$9,307,998	$33,018,781	$1,379,139	$303,552,950	$22,568,547

$36,170,154	$0	$17,490,685	$0	$228,494,698	$19,012,448

$0	$6,207	$7,835,016	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2017 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments in unaffiliated securities (including securities on loan), at value (see cost below)	$5,894,696,145	$106,988,738
Investments in affiliated securities, at value (see cost below)	159,252,539	2,396,548
Cash	14,893,583	875
Segregated cash for future transactions	0	0
Receivable for investments sold	715,603,764	85,000
Principal paydown receivable	82,923	0
Receivable for dividends and interest	25,183,965	795,082
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	46,724	178
Receivable from manager	0	0
Prepaid expenses and other assets	110,185	3,028

Total assets	6,809,869,828	110,269,449

Liabilities
Payable for investments purchased	1,239,957,501	672,359
Payable upon receipt of securities loaned	50,259,982	163,655
Management fee payable	1,553,187	26,694
Trustees’ fees and expenses payable	2,308	2,201
Payable for daily variation margin on open futures contracts	0	0
Due to custodian bank	0	0
Professional fees payable	29,497	21,042
Accrued expenses and other liabilities	56,653	6,641

Total liabilities	1,291,859,128	892,592

Total net assets	$5,518,010,700	$109,376,857

Investments in unaffiliated securities, at cost	$5,894,493,620	$104,515,022

Investments in affiliated securities, at cost	$159,252,342	$2,396,532

Securities on loan, at value	$49,109,601	$160,179

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	137

Real Return Portfolio	Stable Income Portfolio

$139,070,153	$23,217,997
5,075,711	1,009,851
135,102	0
0	7,000
0	0
0	0
494,487	92,613
4,375	2,813
55	0
0	306
2,498	2,019

144,782,381	24,332,599

1,122,657	529,822
562,074	0
33,324	0
2,295	2,316
1,266	0
0	13
16,065	30,491
473	5,166

1,738,154	567,808

$143,044,227	$23,764,791

$136,549,034	$22,892,781

$5,075,711	$1,009,852

$538,093	$0

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2017 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$3,145,480	$575,641
Income from affiliated securities	103,323	4,485
Securities lending income from affiliates, net	28,015	2,447

Total investment income	3,276,818	582,573

Expenses
Management fee	1,283,381	329,517
Custody and accounting fees	7,841	27,492
Professional fees	22,130	24,088
Shareholder report expenses	1,031	1,025
Trustees’ fees and expenses	10,801	10,722
Other fees and expenses	4,550	6,702

Total expenses	1,329,734	399,546
Less: Fee waivers and/or expense reimbursements	(15,198)	(84,173)

Net expenses	1,314,536	315,373

Net investment income (loss)	1,962,282	267,200

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	21,721,193	10,794,225
Affiliated securities	(35)	36
Futures transactions	0	0

Net realized gains on investments	21,721,158	10,794,261

Net change in unrealized gains (losses) on:
Unaffiliated securities	11,480,149	1,716,644
Affiliated securities	(2)	(16)
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	11,480,147	1,716,628

Net realized and unrealized gains (losses) on investments	33,201,305	12,510,889

Net increase in net assets resulting from operations	$35,163,587	$12,778,089

* Net of foreign dividend withholding taxes in the amount of	$27,583	$526

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	139

Emerging Growth Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$740,201	$578,653	$12,477,247	$717,719	$4,379,936	$2,049,417
53,739	10,112	21,341	5,604	311,315	27,897
244,346	24,760	329,795	0	1,152,106	185,687

1,038,286	613,525	12,828,383	723,323	5,843,357	2,263,001

3,200,215	439,258	3,100,391	121,817	6,730,260	849,435
25,935	38,031	97,942	5,086	42,573	10,610
23,493	34,775	30,416	24,502	24,297	21,829
2,262	1,798	1,323	1,317	1,492	1,394
10,625	10,845	10,982	10,742	10,471	10,523
12,517	27,186	21,969	5,734	12,515	2,721

3,275,047	551,893	3,263,023	169,198	6,821,608	896,512
0	(10,756)	0	(14,972)	0	0

3,275,047	541,137	3,263,023	154,226	6,821,608	896,512

(2,236,761)	72,388	9,565,360	569,097	(978,251)	1,366,489

57,757,303	27,940,439	3,014,353	2,160,501	11,498,961	20,706,828
3,355	6	(164)	0	715	30
0	0	0	39,449	0	0

57,760,658	27,940,445	3,014,189	2,199,950	11,499,676	20,706,858

53,419,156	(16,732,880)	52,088,189	4,029,153	200,812,889	3,266,049
(2,900)	0	0	0	0	0
0	0	0	41,367	0	0

53,416,256	(16,732,880)	52,088,189	4,070,520	200,812,889	3,266,049

111,176,914	11,207,565	55,102,378	6,270,470	212,312,565	23,972,907

$108,940,153	$11,279,953	$64,667,738	$6,839,567	$211,334,314	$25,339,396

$0	$95,995	$1,163,786	$63	$23	$0

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2017 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest*	$65,934,185	$1,856,922
Dividends**	0	0
Income from affiliated securities	244,346	6,271
Securities lending income from affiliates, net	53,739	943

Total investment income	66,232,270	1,864,136

Expenses
Management fee	9,288,854	219,888
Custody and accounting fees	125,944	8,597
Professional fees	39,202	25,526
Shareholder report expenses	2,033	1,297
Trustees’ fees and expenses	10,722	10,843
Other fees and expenses	11,526	3,684

Total expenses	9,478,281	269,835
Less: Fee waivers and/or expense reimbursements	(52,092)	(56,105)

Net expenses	9,426,189	213,730

Net investment income	56,806,081	1,650,406

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	16,377,373	322,198
Affiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	16,377,373	322,198

Net change in unrealized gains (losses) on:
Unaffiliated securities	(34,147,561)	(751,970)
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(34,147,561)	(751,970)

Net realized and unrealized gains (losses) on investments	(17,770,188)	(429,772)

Net increase in net assets resulting from operations	$39,035,893	$1,220,634

* Net of foreign interest withholding taxes in the amount of	$0	$75
** Net of foreign dividend withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2017 (unaudited)	Wells Fargo Allocation Funds	141

Real Return Portfolio	Stable Income Portfolio

$1,293,318	$237,510
202,388	0
16,952	2,251
3,701	0

1,516,359	239,761

211,091	35,982
7,183	5,287
23,413	29,875
1,717	1,663
10,627	10,790
4,788	2,452

258,819	86,049
(34,628)	(37,413)

224,191	48,636

1,292,168	191,125

(282,494)	(6,826)
(24)	0
23,408	9,604

(259,110)	2,778

251,004	(122,276)
5,444	5,312

256,448	(116,964)

(2,662)	(114,186)

$1,289,506	$76,939

$0	$0
$9,288	$0

The accompanying notes are an integral part of these financial statements.

142	Wells Fargo Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$1,962,282	$3,655,932
Net realized gains on investments	21,721,158	33,005,051
Net change in unrealized gains (losses) on investments	11,480,147	22,347,142

Net increase in net assets resulting from operations	35,163,587	59,008,125

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	41,986,399	92,843,484
Withdrawals	(19,338,933)	(80,962,518)

Net increase in net assets resulting from capital share transactions	22,647,466	11,880,966

Total increase in net assets	57,811,053	70,889,091

Net assets
Beginning of period	363,853,380	292,964,289

End of period	$421,664,433	$363,853,380

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	143

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$267,200	$559,502
Net realized gains on investments	10,794,261	16,539,222
Net change in unrealized gains (losses) on investments	1,716,628	(1,622,597)

Net increase in net assets resulting from operations	12,778,089	15,476,127

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	473,194	1,745,319
Withdrawals	(26,357,072)	(26,727,509)

Net decrease in net assets resulting from capital share transactions	(25,883,878)	(24,982,190)

Total decrease in net assets	(13,105,789)	(9,506,063)

Net assets
Beginning of period	106,252,413	115,758,476

End of period	$93,146,624	$106,252,413

The accompanying notes are an integral part of these financial statements.

144	Wells Fargo Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment loss	$(2,236,761)	$(1,240,591)
Net realized gains on investments	57,760,658	135,595,165
Net change in unrealized gains (losses) on investments	53,416,256	47,322,234

Net increase in net assets resulting from operations	108,940,153	181,676,808

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	5,445,214	56,931,248
Withdrawals	(79,793,760)	(342,455,709)

Net decrease in net assets resulting from capital share transactions	(74,348,546)	(285,524,461)

Total increase (decrease) in net assets	34,591,607	(103,847,653)

Net assets
Beginning of period	794,640,012	898,487,665

End of period	$829,231,619	$794,640,012

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	145

	International Growth Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$72,388	$1,772,360
Net realized gains on investments	27,940,445	1,901,476
Net change in unrealized gains (losses) on investments	(16,732,880)	9,943,224

Net increase in net assets resulting from operations	11,279,953	13,617,060

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,249,110	4,029,844
Withdrawals	(119,141,315)	(28,532,489)

Net decrease in net assets resulting from capital share transactions	(106,892,205)	(24,502,645)

Total decrease in net assets	(95,612,252)	(10,885,585)

Net assets
Beginning of period	137,491,030	148,376,615

End of period	$41,878,778	$137,491,030

The accompanying notes are an integral part of these financial statements.

146	Wells Fargo Allocation Funds	Statements of changes in net assets

	International Value Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$9,565,360	$17,160,119
Net realized gains (losses) on investments	3,014,189	(10,175,083)
Net change in unrealized gains (losses) on investments	52,088,189	100,789,122

Net increase in net assets resulting from operations	64,667,738	107,774,158

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	69,240,560	236,560,483
Withdrawals	(47,650,472)	(100,015,884)

Net increase in net assets resulting from capital share transactions	21,590,088	136,544,599

Total increase in net assets	86,257,826	244,318,757

Net assets
Beginning of period	752,637,727	508,318,970

End of period	$838,895,553	$752,637,727

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	147

	Large Company Value Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$569,097	$1,094,138
Net realized gains on investments	2,199,950	16,081,914
Net change in unrealized gains (losses) on investments	4,070,520	(7,786,892)

Net increase in net assets resulting from operations	6,839,567	9,389,160

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	480,432	911,057
Withdrawals	(9,940,243)	(18,196,238)

Net decrease in net assets resulting from capital share transactions	(9,459,811)	(17,285,181)

Total decrease in net assets	(2,620,244)	(7,896,021)

Net assets
Beginning of period	71,218,809	79,114,830

End of period	$68,598,565	$71,218,809

The accompanying notes are an integral part of these financial statements.

148	Wells Fargo Allocation Funds	Statements of changes in net assets

	Small Company Growth Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment loss	$(978,251)	$(2,125,287)
Net realized gains (losses) on investments	11,499,676	(16,225,835)
Net change in unrealized gains (losses) on investments	200,812,889	257,670,175

Net increase in net assets resulting from operations	211,334,314	239,319,053

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	38,513,574	485,927,559
Withdrawals	(92,652,047)	(248,318,606)

Net increase (decrease) in net assets resulting from capital share transactions	(54,138,473)	237,608,953

Total increase in net assets	157,195,841	476,928,006

Net assets
Beginning of period	1,673,524,446	1,196,596,440

End of period	$1,830,720,287	$1,673,524,446

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	149

	Small Company Value Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$1,366,489	$1,579,627
Net realized gains on investments	20,706,858	28,865,439
Net change in unrealized gains (losses) on investments	3,266,049	9,357,164

Net increase in net assets resulting from operations	25,339,396	39,802,230

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,081,013	22,385,660
Withdrawals	(82,150,882)	(65,532,861)

Net decrease in net assets resulting from capital share transactions	(76,069,869)	(43,147,201)

Total decrease in net assets	(50,730,473)	(3,344,971)

Net assets
Beginning of period	214,224,799	217,569,770

End of period	$163,494,326	$214,224,799

The accompanying notes are an integral part of these financial statements.

150	Wells Fargo Allocation Funds	Statements of changes in net assets

	Core Bond Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$56,806,081	$95,331,543
Net realized gains (losses) on investments	16,377,373	(15,997,975)
Net change in unrealized gains (losses) on investments	(34,147,561)	(1,098,782)

Net increase in net assets resulting from operations	39,035,893	78,234,786

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	427,993,948	1,503,144,065
Withdrawals	(139,564,963)	(731,668,087)

Net increase in net assets resulting from capital share transactions	288,428,985	771,475,978

Total increase in net assets	327,464,878	849,710,764

Net assets
Beginning of period	5,190,545,822	4,340,835,058

End of period	$5,518,010,700	$5,190,545,822

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	151

	Managed Fixed Income Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$1,650,406	$3,585,348
Net realized gains on investments	322,198	563,446
Net change in unrealized gains (losses) on investments	(751,970)	(308,772)

Net increase in net assets resulting from operations	1,220,634	3,840,022

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,435,361	9,672,229
Withdrawals	(6,237,111)	(28,308,008)

Net decrease in net assets resulting from capital share transactions	(3,801,750)	(18,635,779)

Total decrease in net assets	(2,581,116)	(14,795,757)

Net assets
Beginning of period	111,957,973	126,753,730

End of period	$109,376,857	$111,957,973

The accompanying notes are an integral part of these financial statements.

152	Wells Fargo Allocation Funds	Statements of changes in net assets

	Real Return Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$1,292,168	$1,793,711
Net realized gains (losses) on investments	(259,110)	76,421
Net change in unrealized gains (losses) on investments	256,448	(10,813)

Net increase in net assets resulting from operations	1,289,506	1,859,319

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	75,660,934	36,734,228
Withdrawals	(23,500,068)	(13,097,573)

Net increase in net assets resulting from capital share transactions	52,160,866	23,636,655

Total increase in net assets	53,450,372	25,495,974

Net assets
Beginning of period	89,593,855	64,097,881

End of period	$143,044,227	$89,593,855

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	153

	Stable Income Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$191,125	$389,666
Net realized gains on investments	2,778	68,947
Net change in unrealized gains (losses) on investments	(116,964)	(27,594)

Net increase in net assets resulting from operations	76,939	431,019

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	523,118	2,825,563
Withdrawals	(1,733,445)	(8,776,604)

Net decrease in net assets resulting from capital share transactions	(1,210,327)	(5,951,041)

Total decrease in net assets	(1,133,388)	(5,520,022)

Net assets
Beginning of period	24,898,179	30,418,201

End of period	$23,764,791	$24,898,179

The accompanying notes are an integral part of these financial statements.

154	Wells Fargo Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

C&B Large Cap Value Portfolio
Six months ended November 30, 2017 (unaudited)	0.99%	0.67%	0.67%	9.33%	18%
Year ended May 31, 2017	1.09%	0.68%	0.68%	19.17%	89%
Year ended May 31, 2016	1.33%	0.68%	0.68%	0.35%	29%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2017 (unaudited)	0.53%	0.79%	0.62%	13.51%	19%
Year ended May 31, 2017	0.51%	0.78%	0.62%	15.36%	98%
Year ended May 31, 2016	0.29%	0.74%	0.62%	(2.28)%	59%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%

Emerging Growth Portfolio
Six months ended November 30, 2017 (unaudited)	(0.55)%	0.81%	0.81%	14.43%	26%
Year ended May 31, 2017	(0.15)%	0.81%	0.81%	23.97%	115%
Year ended May 31, 2016	(0.40)%	0.80%	0.80%	(14.47)%	66%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%

International Growth Portfolio
Six months ended November 30, 2017 (unaudited)	0.13%	1.01%	0.99%	10.19%	37%
Year ended May 31, 2017	1.25%	0.98%	0.98%	10.31%	121%
Year ended May 31, 2016	1.16%	0.99%	0.99%	(12.40)%	62%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%

International Value Portfolio
Six months ended November 30, 2017 (unaudited)	2.41%	0.82%	0.82%	8.48%	6%
Year ended May 31, 2017	3.03%	0.87%	0.87%	19.16%	41%
Year ended May 31, 2016	2.50%	0.91%	0.91%	(11.85)%	14%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%

Large Company Value Portfolio
Six months ended November 30, 2017 (unaudited)	1.64%	0.49%	0.44%	10.36%	117%
Year ended May 31, 2017	1.45%	0.68%	0.66%	13.22%	203%
Year ended May 31, 2016	1.54%	0.76%	0.74%	(3.92)%	50%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%

Small Company Growth Portfolio
Six months ended November 30, 2017 (unaudited)	(0.11)%	0.78%	0.78%	12.83%	17%
Year ended May 31, 2017	(0.14)%	0.79%	0.79%	18.15%	82%
Year ended May 31, 2016	(0.03)%	0.80%	0.80%	(13.86)%	49%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%

Please see footnote on page 155.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	155

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses	Total return[1]

Small Company Value Portfolio
Six months ended November 30, 2017 (unaudited)	1.28%	0.84%	0.84%	13.83%	27%
Year ended May 31, 2017	0.72%	0.84%	0.84%	19.44%	110%
Year ended May 31, 2016	0.62%	0.85%	0.85%	(4.96)%	72%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%

Core Bond Portfolio
Six months ended November 30, 2017 (unaudited)	2.10%	0.35%	0.35%	0.75%	270%
Year ended May 31, 2017	1.87%	0.35%	0.35%	1.89%	614%
Year ended May 31, 2016	1.86%	0.36%	0.35%	2.78%	667%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%

Managed Fixed Income Portfolio
Six months ended November 30, 2017 (unaudited)	3.00%	0.49%	0.39%	1.10%	12%
Year ended May 31, 2017	2.99%	0.48%	0.39%	3.13%	47%
Year ended May 31, 2016	3.12%	0.48%	0.39%	3.95%	25%
Year ended May 31, 2015	3.20%	0.48%	0.39%	4.23%	31%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%

Real Return Portfolio
Six months ended November 30, 2017 (unaudited)	2.45%	0.49%	0.43%	1.16%	19%
Year ended May 31, 2017	2.36%	0.52%	0.44%	2.65%	25%
Year ended May 31, 2016	1.45%	0.56%	0.44%	1.29%	29%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%

Stable Income Portfolio
Six months ended November 30, 2017 (unaudited)	1.59%	0.72%	0.41%	0.32%	19%
Year ended May 31, 2017	1.36%	0.65%	0.41%	1.50%	46%
Year ended May 31, 2016	1.22%	0.62%	0.41%	0.83%	20%
Year ended May 31, 2015	1.20%	0.64%	0.41%	0.89%	26%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

156	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo International Growth Portfolio (“International Growth Portfolio”), Wells Fargo International Value Portfolio (“International Value Portfolio”), Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio”), Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”), Wells Fargo Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Real Return Portfolio (“Real Return Portfolio”), and Wells Fargo Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2017, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	157

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

Each Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Security loans

Each Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. Each Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

Each Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income from affiliates (net of fees and rebates) on the Statements of Operations.

158	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

Each Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	159

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio is not required to pay federal income taxes on their its net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
C&B Large Cap Value Portfolio	$337,269,887	$107,820,240	$(11,869,624)	$95,950,616
Diversified Large Cap Growth Portfolio	57,478,387	36,771,433	(163,060)	36,608,373
Emerging Growth Portfolio	581,001,147	292,824,064	(4,339,078)	288,484,986
International Growth Portfolio	42,096,472	8,884,273	(223,422)	8,660,851
International Value Portfolio	756,728,329	152,755,154	(60,401,072)	92,354,082
Large Company Value Portfolio	60,850,246	8,287,561	(792,412)	7,486,149
Small Company Growth Portfolio	1,543,991,402	574,992,701	(57,111,649)	517,881,052
Small Company Value Portfolio	147,806,459	39,399,149	(5,441,847)	33,957,302
Core Bond Portfolio	6,067,126,333	36,355,318	(48,002,334)	(11,647,016)
Managed Fixed Income Portfolio	106,939,751	3,260,870	(815,335)	2,445,535
Real Return Portfolio	141,628,350	3,431,356	(909,686)	2,521,670
Stable Income Portfolio	23,902,633	379,215	(50,349)	328,866

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

160	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2017:

C&B Large Cap Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$65,748,351	$0	$0	$65,748,351
Consumer staples	15,376,229	0	0	15,376,229
Energy	23,896,484	0	0	23,896,484
Financials	120,555,322	0	0	120,555,322
Health care	59,449,612	0	0	59,449,612
Industrials	56,367,536	0	0	56,367,536
Information technology	28,797,109	0	0	28,797,109
Materials	20,183,369	0	0	20,183,369
Real estate	6,170,128	0	0	6,170,128

Short-term investments
Investment companies	23,303,022	0	0	23,303,022
Investments measured at net asset value*				13,373,341
Total assets	$419,847,162	$0	$0	$433,220,503

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $13,373,341 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Diversified Large Cap Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$13,445,142	$0	$0	$13,445,142
Consumer staples	3,098,819	0	0	3,098,819
Energy	2,271,298	0	0	2,271,298
Financials	7,843,769	0	0	7,843,769
Health care	11,163,735	0	0	11,163,735
Industrials	11,187,758	0	0	11,187,758
Information technology	37,527,492	0	0	37,527,492
Materials	3,725,264	0	0	3,725,264
Real estate	1,393,906	0	0	1,393,906
Utilities	531,357	0	0	531,357

Short-term investments
Investment companies	784,307	0	0	784,307
Investments measured at net asset value*				1,113,913
Total assets	$92,972,847	$0	$0	$94,086,760

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $1,113,913 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	161

Emerging Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$109,882,655	$0	$0	$109,882,655
Energy	13,309,639	0	0	13,309,639
Financials	32,754,037	0	0	32,754,037
Health care	185,133,276	0	0	185,133,276
Industrials	180,929,250	0	0	180,929,250
Information technology	286,304,355	0	0	286,304,355
Materials	3,141,600	0	0	3,141,600

Exchage-traded funds	8,516,712	0	0	8,516,712

Short-term investments
Investment companies	12,485,937	0	0	12,485,937
Investments measured at net asset value*				37,028,672
Total assets	$832,457,461	$0	$0	$869,486,133

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $37,028,672 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

162	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

International Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$116,446	$0	$0	$116,446
Canada	1,038,292	0	0	1,038,292
Cayman Islands	566,039	0	0	566,039
Chile	48,942	0	0	48,942
China	2,654,603	0	0	2,654,603
Denmark	52,716	0	0	52,716
France	1,185,734	0	0	1,185,734
Germany	9,971,855	0	0	9,971,855
Hong Kong	1,132,540	0	0	1,132,540
Indonesia	253,648	0	0	253,648
Ireland	1,081,981	0	0	1,081,981
Italy	1,993,900	0	0	1,993,900
Japan	4,633,630	0	0	4,633,630
Netherlands	3,218,540	0	0	3,218,540
Russia	446,311	0	0	446,311
South Africa	269,725	0	0	269,725
South Korea	1,229,739	0	0	1,229,739
Spain	613,409	0	0	613,409
Switzerland	1,400,364	0	0	1,400,364
Taiwan	173,732	0	0	173,732
United Kingdom	6,350,991	0	0	6,350,991
United States	1,173,582	0	0	1,173,582

Participation notes
Ireland	0	1,260,294	0	1,260,294

Preferred stocks
Germany	582,312	0	0	582,312

Short-term investments
Investment companies	9,307,998	0	0	9,307,998
Total assets	$49,497,029	$1,260,294	$0	$50,757,323

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	163

International Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$45,544,164	$2	$0	$45,544,166
Austria	10,491,189	0	0	10,491,189
Belgium	3,147,375	0	0	3,147,375
Brazil	7,013,561	0	0	7,013,561
Canada	11,024,210	0	0	11,024,210
China	23,076,105	0	0	23,076,105
Denmark	9,836,780	0	0	9,836,780
France	66,666,686	0	0	66,666,686
Germany	70,719,317	0	0	70,719,317
Hong Kong	19,135,440	0	0	19,135,440
India	3,028,221	0	0	3,028,221
Ireland	7,013,997	0	0	7,013,997
Israel	3,766,111	0	0	3,766,111
Italy	20,117,000	0	0	20,117,000
Japan	191,654,824	0	0	191,654,824
Liechtenstein	869,956	0	0	869,956
Malaysia	2,712,825	0	0	2,712,825
Netherlands	27,315,149	0	0	27,315,149
Norway	11,007,114	0	0	11,007,114
Poland	1,280,051	0	0	1,280,051
Portugal	3,532,626	0	0	3,532,626
Russia	10,319,028	0	0	10,319,028
Singapore	7,778,592	0	0	7,778,592
South Africa	3,473,378	0	0	3,473,378
South Korea	21,933,998	0	0	21,933,998
Spain	21,403,444	0	0	21,403,444
Sweden	10,500,178	0	0	10,500,178
Switzerland	52,138,422	0	0	52,138,422
Taiwan	6,106,007	0	0	6,106,007
Thailand	10,986,249	0	0	10,986,249
Turkey	2,599,817	0	0	2,599,817
United Kingdom	123,341,358	0	0	123,341,358

Preferred stocks
Brazil	6,530,162	0	0	6,530,162

Short-term investments
Investment companies	14,627,964	0	0	14,627,964
Investments measured at net asset value*				18,391,111
Total assets	$830,691,298	$2	$0	$849,082,411

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $18,391,111 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

164	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Large Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$4,392,895	$0	$0	$4,392,895
Consumer staples	5,541,085	0	0	5,541,085
Energy	7,223,313	0	0	7,223,313
Financials	17,836,398	0	0	17,836,398
Health care	8,539,091	0	0	8,539,091
Industrials	4,415,390	0	0	4,415,390
Information technology	5,648,308	0	0	5,648,308
Materials	1,635,125	0	0	1,635,125
Real estate	5,486,456	0	0	5,486,456
Telecommunication services	1,151,102	0	0	1,151,102
Utilities	5,046,726	0	0	5,046,726

Short-term investments
Investment companies	1,379,139	0	0	1,379,139
	68,295,028	0	0	68,295,028
Futures contracts	10,769	0	0	10,769
Total assets	$68,305,797	$0	$0	$68,305,797

Small Company Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$196,383,580	$0	$0	$196,383,580
Consumer staples	42,256,372	0	0	42,256,372
Energy	22,341,243	0	0	22,341,243
Financials	167,105,275	0	0	167,105,275
Health care	359,208,477	0	0	359,208,477
Industrials	357,882,494	0	0	357,882,494
Information technology	525,175,264	0	0	525,175,264
Materials	65,060,418	0	0	65,060,418
Real estate	22,893,515	0	0	22,893,515

Short-term investments
Investment companies	68,328,716	0	0	68,328,716
Investments measured at net asset value*				235,237,100
Total assets	$1,826,635,354	$0	$0	$2,061,872,454

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $235,237,100 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	165

Small Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$30,208,685	$0	$0	$30,208,685
Consumer staples	2,821,743	0	0	2,821,743
Energy	8,538,089	0	0	8,538,089
Financials	45,963,174	0	0	45,963,174
Health care	12,224,920	0	0	12,224,920
Industrials	13,273,305	0	0	13,273,305
Information technology	20,898,045	0	0	20,898,045
Materials	4,743,847	0	0	4,743,847
Real estate	14,668,793	0	0	14,668,793
Utilities	5,853,969	0	0	5,853,969

Short-term investments
Investment companies	3,068,712	0	0	3,068,712
Investments measured at net asset value*				19,500,479
Total assets	$162,263,282	$0	$0	$181,763,761

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $19,500,479 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Core Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,580,320,675	$0	$1,580,320,675

Asset-backed securities	0	691,059,356	0	691,059,356

Corporate bonds and notes	0	1,188,666,922	0	1,188,666,922

Municipal obligations	0	35,571,040	0	35,571,040

Non-agency mortgage-back securities	0	317,382,777	0	317,382,777

U.S. Treasury securities	1,778,289,584	0	0	1,778,289,584

Yankee corporate bonds and notes	0	251,357,876	0	251,357,876

Yankee government bonds	0	53,578,548	0	53,578,548

Short-term investments
Investment companies	108,987,187	0	0	108,987,187
Investments measured at net asset value*				50,265,352
Total assets	$1,887,276,771	$4,117,937,194	$0	$6,055,479,317

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $50,265,352 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

166	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Managed Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$32,890,274	$0	$32,890,274

Asset-backed securities	0	2,985,896	0	2,985,896

Corporate bonds and notes	0	36,405,920	0	36,405,920

Municipal obligations	0	9,608,682	0	9,608,682

Non-agency mortgage-back securities	0	12,070,038	0	12,070,038

U.S. Treasury securities	6,872,696	0	0	6,872,696

Yankee corporate bonds and notes	0	6,155,232	0	6,155,232

Short-term investments
Investment companies	2,232,824	0	0	2,232,824
Investments measured at net asset value*				163,724
Total assets	$9,105,520	$100,116,042	$0	$109,385,286

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $163,724 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Real Return Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$402,456	$0	$0	$402,456
Consumer staples	5,679,161	0	0	5,679,161
Energy	6,337,193	0	0	6,337,193
Health care	943,921	0	0	943,921
Materials	7,387,186	0	0	7,387,186
Real estate	4,430,843	0	0	4,430,843

Corporate bonds and notes	0	12,754,253	0	12,754,253

Loans	0	4,874,723	121,860	4,996,583

Participation notes
Financials	0	554,465	0	554,465

U.S. Treasury securities	94,234,230	0	0	94,234,230

Yankee corporate bonds and notes	0	1,299,878	0	1,299,878

Short-term investments
Investment companies	4,513,660	0	0	4,513,660
U.S. Treasury securities	49,984	0	0	49,984
Investments measured at net asset value*				562,051
	123,978,634	19,483,319	121,860	144,145,864
Futures contracts	4,375	0	0	4,375
Total assets	$123,983,009	$19,483,319	$121,860	$144,150,239
Liabilities
Futures contracts	$1,266	$0	$0	$1,266
Total liabilities	$1,266	$0	$0	$1,266

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $562,051 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	167

Stable Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$5,512,009	$0	$5,512,009

Asset-backed securities	0	5,759,161	0	5,759,161

Corporate bonds and notes	0	6,660,066	0	6,660,066

Municipal obligations	0	930,612	0	930,612

Non-agency mortgage-backed securities	0	280,172	0	280,172

U.S. Treasury securities	3,254,163	0	0	3,254,163

Yankee corporate bonds and notes	0	821,814	0	821,814

Short-term investments
Investment companies	1,009,851	0	0	1,009,851
	4,264,014	19,963,834	0	24,227,848
Futures contracts	2,813	0	0	2,813
Total assets	$4,266,827	$19,963,834	$0	$24,230,661

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolios at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Portfolios, except Real Return Portfolio, did not have any transfers into/out of Level 1, Level 2, or Level 3. Real Return Portfolio did not have any transfers into/out of Level 1 and had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged Analytic Investors, LLC, Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc., Golden Capital Management, LLC, LSV Asset Management, Peregrine Capital Management, LLC (“Peregrine”), and WellsCap as subadvisers. Analytic Investors, LLC, Galliard Capital Management, Inc., Golden Capital Management, LLC and WellsCap are each affiliates of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Effective January 1, 2018, Golden Capital Management, LLC merged into WellsCap. Artisan Partners Limited Partnership, Cooke & Bieler, L.P., LSV Asset Management and Peregrine are not affiliates of Funds Management.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

168	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee				Effective rate for the six month ended November 30, 2017	Subadviser	Subadvisory fee
	starting at		declining to				starting at	declining to
C&B Large Cap Value Portfolio	0.65%		0.475%		0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65		0.475		0.65	WellsCap+	0.30	0.20
						Golden Capital Management, LLC+	0.35	0.30
Emerging Growth Portfolio	0.80		0.68		0.79	WellsCap	0.55	0.40
International Growth Portfolio	0.80		0.65		0.80	Artisan Partners Limited Partnership	0.80	0.50
International Value Portfolio	0.80		0.65		0.78	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.35		0.30		0.35	Analytic Investor, LLC	0.25	0.15
Small Company Growth Portfolio	0.80		0.68		0.77	Peregrine	0.50	0.45
Small Company Value Portfolio	0.80		0.68		0.80	Peregrine	0.45	0.40
Core Bond Portfolio	0.40	*	0.29	*	0.34	WellsCap	0.20	0.10
Managed Fixed Income Portfolio	0.40	*	0.29	*	0.40	Galliard Capital Management, Inc.	0.20	0.10
Real Return Portfolio	0.40	*	0.29	*	0.40	WellsCap	0.28	0.18
Stable Income Portfolio	0.30		0.225		0.30	Galliard Capital Management, Inc.	0.15	0.05

+	The subadvisory fee is calculated based on the average daily net assets managed by the subadviser.

*	Prior to October 1, 2017, the advisory fee started at 0.40% and declined to 0.30% as the average daily net assets increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Interfund transactions

The Portfolios may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2017 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$85,170,599	$0	$68,671,701
Diversified Large Cap Growth Portfolio	0	19,290,473	0	44,890,800
Emerging Growth Portfolio	0	205,421,103	0	272,724,054
International Growth Portfolio	0	38,133,834	0	140,265,171
International Value Portfolio	0	66,524,606	0	43,419,826
Large Company Value Portfolio	0	79,623,196	0	88,551,795
Small Company Growth Portfolio	0	281,008,653	0	342,076,939
Small Company Value Portfolio	0	55,445,457	0	128,763,747
Core Bond Portfolio	14,029,495,466	2,082,601,879	13,659,733,800	1,978,544,495
Managed Fixed Income Portfolio	8,839,241	5,462,356	5,528,381	7,364,383
Real Return Portfolio	47,866,597	26,201,535	12,956,955	7,196,373
Stable Income Portfolio	2,921,081	4,323,419	1,495,725	3,019,482

As of November 30, 2017, Real Return Portfolio had unfunded term loan commitments of $687,109.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	169

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2017, Large Company Value Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the six months ended November 30, 2017, Real Return Portfolio and Stable Income Portfolio entered into futures contract to speculate on interest rates and to help manage the duration of each portfolio.

The table below discloses the volume of each Portfolio’s derivative transactions during the six months ended November 30, 2017 and any segregated cash on November 30, 2017.

	Large Company Value Portfolio	Real Return Portfolio	Stable Income Portfolio
Average notional balance on long futures	$1,414,978	$379,974	$0
Average notional balance on short futures	0	(4,884,432)	(1,189,962)
Segregated cash at November 30, 2017	150,000	0	7,000

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Large Company Value Portfolio	Morgan Stanley	$10,769	$0	$0	$10,769
Real Return Portfolio	JPMorgan	4,375	(1,266)	0	3,109
Stable Income Portfolio	JPMorgan	2,813	0	0	2,813

	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Real Return Portfolio	JPMorgan	$1,266	$(1,266)	$0	$0

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments includes information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

170	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

9. REDEMPTION IN-KIND

After the close of business on July 15, 2016, Wells Fargo Emerging Growth Fund, which invests all of its assets in Emerging Growth Portfolio, redeemed assets through an in-kind redemption. In the redemption transaction, Wells Fargo Emerging Growth Fund issued securities which it received from Emerging Growth Portfolio with a value of $80,953,334 along with cash in the amount of $2,716,932. Emerging Growth Portfolio recognized gains in the amount of $30,973,586. The redemption in-kind represented 9.01% of Emerging Growth Portfolio and is reflected on the Statements of Changes in Net Assets.

Other information (unaudited)	Wells Fargo Allocation Funds	171

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

172	Wells Fargo Allocation Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Allocation Funds	173

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of the Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 72 other funds and Assistant Treasurer of 67 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 67 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

174	Wells Fargo Allocation Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

307648 01-18 SAAFNLD/SAR109 11-17

Semi-Annual Report

November 30, 2017

Equity Gateway Funds

∎	Wells Fargo C&B Large Cap Value Fund

∎	Wells Fargo Diversified Equity Fund

∎	Wells Fargo Emerging Growth Fund

∎	Wells Fargo Index Fund

∎	Wells Fargo International Value Fund

∎	Wells Fargo Small Company Growth Fund

∎	Wells Fargo Small Company Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Equity Gateway Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Equity Gateway Funds for the six-month period that ended November 30, 2017. In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks returned 10.89% and 9.38%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net),2 respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 0.68% and the Bloomberg Barclays Municipal Bond Index4 returned 0.40%.

Global growth strengthened in June and through the third quarter of 2017, and investment markets generally advanced.

From June through September, most stock markets worldwide moved higher and were at or near all-time highs as September ended. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. Global commodity prices climbed; oil prices rebounded, partly due to a better balance between supply and demand. While North Korea’s missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on stock returns.

In the U.S., economic data released in the third quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, after raising the target interest rate by a quarter percentage point in June—to a range of 1.00% to 1.25%—the Federal Reserve (Fed) chose to maintain that target throughout the third quarter, noting that inflation had remained below the Fed’s 2.00% objective. Reflecting continued confidence in the U.S. economy, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October.

Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which has led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. Also, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Equity Gateway Funds	3

Positive economic and market news generally continued into October and November.

October proved to be a strong month for U.S. stocks. The S&P 500 Index delivered 11 record closes amid rising consumer confidence and signs the economy was continuing to gain momentum, including news in late October that economic output was estimated to have grown at a 3.0% annual rate in the third quarter. At its October meeting, the Fed, in a unanimous vote, left short-term interest rates unchanged but signaled it could make another rate increase before the end of 2017 if the economy remains on track. The Fed also began the process of unwinding its quantitative easing program. Outside the U.S., international stocks generally delivered positive results in October as global economic growth continued to strengthen.

Economic data released in November indicated that the U.S. economy was continuing its steady expansion, even though inflation remained low. The U.S. Bureau of Economic Analysis raised its estimate of third-quarter economic growth to 3.3% during November, consumers increased their spending, and U.S. companies continued to deliver solid earnings gains. As November ended, major U.S. stock indexes climbed to record levels, propelled by investors’ rising confidence that the U.S. Senate would pass its version of a tax-overhaul bill. The optimism led many investors to sell U.S. Treasury bonds in order to purchase stocks, which pushed government bond yields higher. Outside the U.S., stock markets generally delivered favorable monthly results, and economies continued to improve. Within the eurozone, for example, accelerating growth and falling unemployment helped boost the eurozone economic indicator to its highest level in 17 years in November.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo C&B Large Cap Value Fund1

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Cooke & Bieler, L.P.

Portfolio managers

Andrew Armstrong, CFA®

Steve Lyons, CFA®

Michael M. Meyer, CFA®

Edward W. O’Connor, CFA®

R. James O’Neil, CFA®

Mehul Trivedi, CFA®

William Weber, CFA®

Average annual total returns (%) as of November 30, 2017

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (CBEAX)	7-26-2004	13.45	13.64	6.35	20.35	15.00	6.99	1.24	1.08
Class C (CBECX)	7-26-2004	18.39	14.13	6.19	19.39	14.13	6.19	1.99	1.83
Class R6 (CBEJX)[4]	10-31-2016	–	–	–	20.84	15.37	7.34	0.81	0.65
Administrator Class (CBLLX)	7-26-2004	–	–	–	20.45	15.18	7.18	1.16	1.00
Institutional Class (CBLSX)	7-26-2004	–	–	–	20.74	15.46	7.45	0.91	0.75
Russell 1000® Value Index[5]	–	–	–	–	14.83	14.17	6.84	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	5

Wells Fargo C&B Large Cap Value Fund1 (continued)

Ten largest holdings (%) as of November 30, 2017[6]
JPMorgan Chase & Company	3.13
AerCap Holdings NV	3.01
Gildan Activewear Incorporated	2.93
Intercontinental Exchange Incorporated	2.81
Berkshire Hathaway Incorporated Class B	2.77
Omnicom Group Incorporated	2.75
Snap-on Incorporated	2.64
State Street Corporation	2.59
Twenty-First Century Fox Incorporated Class A	2.58
Exxon Mobil Corporation	2.52

Sector distribution as of November 30, 2017[7]

[1]	The Fund is a gateway feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[5]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Diversified Equity Fund

Investment objective

The Fund seeks long-term total capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers for the affiliated master portfolios

Analytic Investors, LLC

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, LLC

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA®

Aldo Ceccarelli, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2017

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (NVDAX)	5-2-1996	16.12	11.64	5.39	23.20	12.97	6.01	1.41	1.25
Class C (WFDEX)	10-1-1998	21.31	12.13	5.22	22.31	12.13	5.22	2.16	2.00
Administrator Class (NVDEX)	11-11-1994	–	–	–	23.48	13.25	6.28	1.33	1.00
Diversified Equity Blended Index[3]	–	–	–	–	22.99	14.56	7.44	–	–
MSCI EAFE Index (Net)[4]	–	–	–	–	27.27	8.24	1.55	–	–
Russell 1000® Growth Index[5]	–	–	–	–	30.81	17.14	9.87	–	–
Russell 1000® Value Index[6]	–	–	–	–	14.83	14.17	6.84	–	–
Russell 2000® Index[7]	–	–	–	–	18.34	15.02	8.75	–	–
S&P 500 Index[8]	–	–	–	–	22.87	15.74	8.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	7

Wells Fargo Diversified Equity Fund (continued)

Fund holdings (%) as of November 30, 2017[9]
Wells Fargo Index Portfolio	25.13
Wells Fargo Diversified Large Cap Growth Portfolio	24.95
Wells Fargo Large Company Value Portfolio	16.75
Wells Fargo C&B Large Cap Value Portfolio	8.34
Wells Fargo International Growth Portfolio	7.42
Wells Fargo International Value Portfolio	7.41
Wells Fargo Small Company Value Portfolio	5.07
Wells Fargo Small Company Growth Portfolio	2.52
Wells Fargo Emerging Growth Portfolio	2.50

Neutral target allocation

Current target allocation as of November 30, 2017[10]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.57% in acquired fund fees and expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	Source: Wells Fargo Funds Management, LLC. The Diversified Equity Blended Index is weighted 25% in the S&P 500 Index, 25% in the Russell 1000® Growth Index, 25% in the Russell 1000® Value Index, 15% in the MSCI EAFE Index (Net), and 10% in the Russell 2000® Index. You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[7]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[8]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[9]	The Fund holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]	Current target allocation is subject to change and may have changed since the date specified.

8	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Emerging Growth Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®

Average annual total returns (%) as of November 30, 20172

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WEMAX)	3-31-2008	16.57	12.97	6.53	23.69	14.32	7.16	1.36	1.35
Class C (WEMCX)	3-31-2008	21.72	13.47	6.36	22.72	13.47	6.36	2.11	2.10
Administrator Class (WFGDX)	1-31-2007	–	–	–	23.86	14.48	7.37	1.28	1.20
Institutional Class (WEMIX)	3-31-2008	–	–	–	24.20	14.83	7.67	1.03	0.90
Russell 2000® Growth Index[5]	–	–	–	–	23.69	15.84	9.25	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	9

Wells Fargo Emerging Growth Fund1 (continued)

Ten largest holdings (%) as of November 30, 2017[6]
On Assignment Incorporated	3.11
Q2 Holdings Incorporated	3.07
InterXion Holding NV	2.97
Proofpoint Incorporated	2.72
WageWorks Incorporated	2.44
Ligand Pharmaceuticals Incorporated	2.42
John Bean Technologies Corporation	2.27
Inogen Incorporated	2.12
Envestnet Incorporated	1.89
HealthEquity Incorporated	1.80

Sector distribution as of November 30, 2017[7]

[1]	The Fund is a gateway feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Class A shares would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

10	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Index Fund1

Investment objective

The Fund seeks to replicate the total return of S&P 500 Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

John R. Campbell, CFA®

David Neal, CFA®

Robert M. Wicentowski, CFA®

Average annual total returns (%) as of November 30, 20172

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFILX)	11-4-1998	15.31	13.82	7.12	22.35	15.17	7.76	0.62	0.45
Class C (WFINX)	4-30-1999	20.43	14.31	6.95	21.43	14.31	6.95	1.37	1.20
Administrator Class (WFIOX)	2-14-1985	–	–	–	22.59	15.47	8.05	0.39	0.25
S&P 500 Index[5]	–	–	–	–	22.87	15.74	8.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	11

Wells Fargo Index Fund1 (continued)

Ten largest holdings (%) as of November 30, 2017[6]
Apple Incorporated	3.85
Microsoft Corporation	2.81
Amazon.com Incorporated	2.03
Facebook Incorporated Class A	1.82
Johnson & Johnson	1.62
Berkshire Hathaway Incorporated Class B	1.61
JPMorgan Chase & Company	1.59
Exxon Mobil Corporation	1.53
Alphabet Incorporated Class A	1.34
Alphabet Incorporated Class C	1.34

Sector distribution as of November 30, 2017[7]

[1]	The Fund is a gateway feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Equity Index Fund.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

12	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo International Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

LSV Asset Management

Portfolio managers

Josef Lakonishok, Ph.D

Puneet Mansharamani, CFA®

Menno Vermeulen, CFA®

Average annual total returns (%) as of November 30, 2017

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFFAX)	10-31-2003	19.43	6.20	0.06	26.72	7.47	0.65	1.40	1.35
Class C (WFVCX)	4-8-2005	24.70	6.65	(0.12)	25.70	6.65	(0.12)	2.15	2.10
Administrator Class (WFVDX)	4-8-2005	–	–	–	26.87	7.62	0.83	1.32	1.25
Institutional Class (WFVIX)	8-31-2006	–	–	–	27.12	7.90	1.06	1.07	1.00
MSCI EAFE Value Index (Net)[4]	–	–	–	–	25.08	7.47	0.75	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	13

Wells Fargo International Value Fund1 (continued)

Ten largest holdings (%) as of November 30, 2017[5]
Nippon Telegraph & Telephone Corporation	1.54
Sanofi SA	1.54
Enel SpA	1.32
KDDI Corporation	1.21
Roche Holding AG	1.19
GlaxoSmithKline plc	1.14
BAE Systems plc	1.08
Deutsche Post AG	1.06
Allianz AG	1.00
Swiss Life Holding AG	0.88

Sector distribution as of November 30, 2017[6]

Country allocation as of November 30, 2017[6]

[1]	The Fund is a gateway feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Value Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of value securities within developed equity markets, excluding the United States and Canada. The MSCI EAFE Value Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts represent the composition of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

14	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Small Company Growth Fund1

The Fund is currently closed to most new investors.2

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Peregrine Capital Management, LLC

Portfolio managers

William A. Grierson, CFA®

Daniel J. Hagen, CFA®

James P. Ross, CFA®

Paul E. von Kuster, CFA®

Average annual total returns (%) as of November 30, 20173

		Including sales charge			Excluding sales charge			Expense ratios[4] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[5]
Class A (WFSAX)	1-30-2004	12.40	13.36	8.03	19.25	14.71	8.67	1.33	1.33
Class C (WSMCX)	1-30-2004	17.38	13.86	7.87	18.38	13.86	7.87	2.08	2.08
Class R6 (WSCRX)	10-31-2014	–	–	–	19.79	15.24	9.18	0.90	0.90
Administrator Class (NVSCX)	11-11-1994	–	–	–	19.40	14.92	8.92	1.25	1.20
Institutional Class (WSCGX)	3-31-2008	–	–	–	19.72	15.20	9.16	1.00	0.95
Russell 2000® Growth Index[6]	–	–	–	–	23.69	15.84	9.25	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	15

Wells Fargo Small Company Growth Fund1 (continued)

Ten largest holdings (%) as of November 30, 2017[7]
SS&C Technologies Holdings Incorporated	1.94
PTC Incorporated	1.60
Copart Incorporated	1.55
On Assignment Incorporated	1.47
Cadence Design Systems Incorporated	1.47
Evercore Partners Incorporated Class A	1.40
SVB Financial Group	1.40
Cypress Semiconductor Corporation	1.37
Teradyne Incorporated	1.36
RealPage Incorporated	1.34

Sector distribution as of November 30, 2017[8]

[1]	The Fund is a gateway feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Please see the Fund’s current Statement of Additional Information for further details.

[3]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[4]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[5]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class A, 2.10% for Class C, 0.90% for Class R6, 1.20% for Administrator Class, and 0.95% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[6]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

16	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Small Company Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Peregrine Capital Management, LLC

Portfolio managers

Jason R. Ballsrud, CFA®

Tasso H. Coin, Jr., CFA®

Douglas G. Pugh, CFA®

Average annual total returns (%) as of November 30, 20172

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (SCVAX)	1-31-2002	10.27	12.90	8.00	17.00	14.25	8.64	1.47	1.35
Class C (SCVFX)	8-30-2002	15.07	13.37	7.85	16.07	13.37	7.85	2.22	2.10
Class R6 (SCVJX)	10-31-2016	–	–	–	17.51	14.51	8.96	1.04	0.90
Administrator Class (SCVIX)	1-31-2002	–	–	–	17.16	14.45	8.90	1.39	1.20
Institutional Class (SCVNX)	7-30-2010	–	–	–	17.35	14.67	9.06	1.14	1.00
Russell 2000® Value Index[5]	–	–	–	–	13.37	14.16	8.18	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	17

Wells Fargo Small Company Value Fund1 (continued)

Ten largest holdings (%) as of November 30, 2017[6]
Eldorado Resorts Incorporated	1.65
Cypress Semiconductor Corporation	1.64
Kemper Corporation	1.53
Adtalem Global Education Incorporated	1.50
Visteon Corporation	1.49
Century Communities Incorporated	1.45
Regal Entertainment Group Class A	1.43
Independent Bank Group Incorporated	1.37
Merit Medical Systems Incorporated	1.35
Interface Incorporated	1.33

Sector distribution as of November 30, 2017[7]

[1]	The Fund is a gateway feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 shares expenses. If these expenses had been included, returns for Class R6 shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[5]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

18	Wells Fargo Equity Gateway Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2017 to November 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

C&B Large Cap Value Fund[1]	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period[2]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,091.47	$5.92	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.72	1.13%
Class C
Actual	$1,000.00	$1,087.26	$9.78	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.69	$9.45	1.87%
Class R6
Actual	$1,000.00	$1,093.21	$3.57	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.66	$3.45	0.68%
Administrator Class
Actual	$1,000.00	$1,091.35	$5.24	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Institutional Class
Actual	$1,000.00	$1,093.28	$4.09	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

Please see footnotes on page 20.

Fund expenses (unaudited)	Wells Fargo Equity Gateway Funds	19

Diversified Equity Fund[1]	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period[2]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,109.97	$6.61	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C
Actual	$1,000.00	$1,106.11	$10.56	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10	2.00%
Administrator Class
Actual	$1,000.00	$1,111.34	$5.29	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Emerging Growth Fund[1]
Class A
Actual	$1,000.00	$1,141.39	$7.25	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C
Actual	$1,000.00	$1,137.05	$11.25	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
Administrator Class
Actual	$1,000.00	$1,142.00	$6.44	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,143.60	$4.84	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
Index Fund[1]
Class A
Actual	$1,000.00	$1,106.51	$2.38	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.28	0.45%
Class C
Actual	$1,000.00	$1,102.37	$6.32	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Administrator Class
Actual	$1,000.00	$1,107.67	$1.32	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
International Value Fund[1]
Class A
Actual	$1,000.00	$1,081.32	$7.04	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C
Actual	$1,000.00	$1,077.40	$10.94	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
Administrator Class
Actual	$1,000.00	$1,082.45	$6.53	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Institutional Class
Actual	$1,000.00	$1,083.78	$5.22	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

Please see footnotes on page 20.

20	Wells Fargo Equity Gateway Funds	Fund expenses (unaudited)

Small Company Growth Fund[1]	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period[2]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,125.17	$7.03	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.68	1.32%
Class C
Actual	$1,000.00	$1,121.06	$11.01	2.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.69	$10.45	2.07%
Class R6
Actual	$1,000.00	$1,127.69	$4.75	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.51	0.89%
Administrator Class
Actual	$1,000.00	$1,125.90	$6.40	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,127.43	$5.07	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Small Company Value Fund[1]
Class A
Actual	$1,000.00	$1,135.36	$7.23	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C
Actual	$1,000.00	$1,130.84	$11.22	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
Class R6
Actual	$1,000.00	$1,137.71	$4.82	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
Administrator Class
Actual	$1,000.00	$1,136.57	$6.43	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,136.95	$5.36	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

[1]	Amounts for the Fund reflect net expenses allocated from the affiliated Master Portfolio(s) in which the Fund invests.

[2]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	21

C&B LARGE CAP VALUE FUND

Security name	Value

Investment Companies: 99.87%

Affiliated Master Portfolio: 99.87%
Wells Fargo C&B Large Cap Value Portfolio	$391,212,469

Total Investment Companies (Cost $301,866,089)	391,212,469

Total investments in securities (Cost $301,866,089)	99.87%	391,212,469
Other assets and liabilities, net	0.13	526,715

Total net assets	100.00%	$391,739,184

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Dividends allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Securities lending income from affiliates allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo C&B Large Cap Value Portfolio	90%	93%	$19,754,588	$10,510,711	$2,862,318	$94,024	$25,422	$391,212,469	99.87%

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

DIVERSIFIED EQUITY FUND

Security name	Value

Investment Companies: 100.10%

Affiliated Master Portfolios: 100.10%
Wells Fargo C&B Large Cap Value Portfolio	$15,046,093
Wells Fargo Diversified Large Cap Growth Portfolio	45,002,323
Wells Fargo Emerging Growth Portfolio	4,507,437
Wells Fargo Index Portfolio	45,327,330
Wells Fargo International Growth Portfolio	13,376,905
Wells Fargo International Value Portfolio	13,373,924
Wells Fargo Large Company Value Portfolio	30,217,803
Wells Fargo Small Company Growth Portfolio	4,550,383
Wells Fargo Small Company Value Portfolio	9,147,495

Total Investment Companies (Cost $136,044,858)	180,549,693

Total investments in securities (Cost $136,044,858)	100.10%	180,549,693
Other assets and liabilities, net	(0.10)	(183,269)

Total net assets	100.00%	$180,366,424

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Dividends allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Securities lending income from affiliates allocated from affiliated Master Portfolio(s)	Interest allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	5%		4%		$825,354	$483,139	$118,440	$3,874	$1,091	$0	$15,046,093
Wells Fargo Diversified Large Cap Growth Portfolio	46		48		4,905,780.00	682,807	257,029	2,000.00	1,091	0	45,002,323
Wells Fargo Emerging Growth Portfolio	1		1		324,705	312,689	4,088	294	1,353	0	4,507,437
Wells Fargo Index Portfolio	2		2		3,458,611	748,421	463,629	2,140	748	142	45,327,330
Wells Fargo International Growth Portfolio	11		32		2,984,791	(1,668,795)	70,989	638	2,602	0	13,376,905
Wells Fargo International Value Portfolio	2		2		51169	884,029	216,290	365	5,922	0	13,373,924
Wells Fargo Large Company Value Portfolio	45		44		924,932	1,818,244	308,445	2,418.00	0	90	30,217,803
Wells Fargo Small Company Growth Portfolio	0	*	0	*	29,992	531,227	11,217	800	2,949	0	4,550,383
Wells Fargo Small Company Value Portfolio	4		6		876,643	280,242	67,609	1,161	7,893	0	9,147,495

					$14,381,977	$4,072,003	$1,517,736	$13,690	$23,649	$232	$180,549,693	100.10%

*	The amount owned is less than 0.5%.

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	23

EMERGING GROWTH FUND

Security name	Value

Investment Companies: 100.01%

Affiliated Master Portfolio: 100.01%
Wells Fargo Emerging Growth Portfolio	$759,951,603

Total Investment Companies (Cost $507,345,275)	759,951,603

Total investments in securities (Cost $507,345,275)	100.01%	759,951,603
Other assets and liabilities, net	(0.01)	(71,191)

Total net assets	100.00%	$759,880,412

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Dividends allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Securities lending income from affiliates allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Emerging Growth Portfolio	90%	92%	$52,558,829	$48,451,794	$673,130	$48,874	$222,064	$759,951,603	100.01%

INDEX FUND

Security name	Value

Investment Companies: 100.34%

Affiliated Master Portfolio: 100.34%
Wells Fargo Index Portfolio	$1,903,246,091

Total Investment Companies (Cost $515,322,936)	1,903,246,091

Total investments in securities (Cost $515,322,936)	100.34%	1,903,246,091
Other assets and liabilities, net	(0.34)	(6,509,931)

Total net assets	100.00%	$1,896,736,160

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Dividends allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Securities lending income from affiliates allocated from affiliated Master Portfolio(s)	Interest allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Index Portfolio	95%	98%	$144,556,106	$30,340,353	$19,349,982	$89,339	$31,194	$5,917	$1,903,246,091	100.34%

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Equity Gateway Funds	Portfolios of investments—November 30, 2017 (unaudited)

INTERNATIONAL VALUE FUND

Security name	Value

Investment Companies: 99.84%

Affiliated Master Portfolio: 99.84%
Wells Fargo International Value Portfolio	$796,570,457

Total Investment Companies (Cost $704,918,282)	796,570,457

Total investments in securities (Cost $704,918,282)	99.84%	796,570,457
Other assets and liabilities, net	0.16	1,240,967

Total net assets	100.00%	$797,811,424

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Dividends allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Securities lending income from affiliates allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo International Value Portfolio	96%	95%	$2,898,280	$49,993,854	$11,991,939	$20,506	$316,638	$796,570,457	99.84%

SMALL COMPANY GROWTH FUND

Security name	Value

Investment Companies: 99.99%

Affiliated Master Portfolio: 99.99%
Wells Fargo Small Company Growth Portfolio	$1,818,949,157

Total Investment Companies (Cost $1,328,835,953)	1,818,949,157

Total investments in securities (Cost $1,328,835,953)	99.99%	1,818,949,157
Other assets and liabilities, net	0.01	138,066

Total net assets	100.00%	$1,819,087,223

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Dividends allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Securities lending income from affiliates allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Small Company Growth Portfolio	99%	99%	$11,425,700	$199,462,112	$4,350,939	$309,253	$1,144,479	$1,818,949,157	99.99%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	25

SMALL COMPANY VALUE FUND

Security name	Value

Investment Companies: 100.20%

Affiliated Master Portfolio: 100.20%
Wells Fargo Small Company Value Portfolio	$141,370,082

Total Investment Companies (Cost $121,892,712)	141,370,082

Total investments in securities (Cost $121, 892,712)	100.20%	141,370,082
Other assets and liabilities, net	(0.20)	(285,775)

Total net assets	100.00%	$141,084,307

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Dividends allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Securities lending income from affiliates allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Small Company Value Portfolio	60%	86%	$12,588,239	$3,712,730	$1,430,447	$17,169	$115,426	$141,370,082	100.20%

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Equity Gateway Funds	Statements of assets and liabilities—November 30, 2017 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Assets
Investments in affiliated Master Portfolio(s), at value (see cost below)	$391,212,469	$180,549,693
Receivable for Fund shares sold	1,460,335	35,661
Receivable from manager	22,676	0
Prepaid expenses and other assets	129,529	61,434

Total assets	392,825,009	180,646,788

Liabilities
Payable for Fund shares redeemed	994,869	174,839
Administration fees payable	46,821	23,754
Distribution fee payable	6,561	1,471
Management fee payable	0	9,356
Trustees’ fees and expenses payable	2,237	2,263
Shareholder servicing fees payable	23,521	36,462
Accrued expenses and other liabilities	11,816	32,219

Total liabilities	1,085,825	280,364

Total net assets	$391,739,184	$180,366,424

NET ASSETS CONSIST OF
Paid-in capital	$263,186,274	$102,625,644
Undistributed (accumulated) net investment income (loss)	2,196,067	459,494
Accumulated net realized gains (losses) on investments	37,010,463	32,776,451
Net unrealized gains on investments	89,346,380	44,504,835

Total net assets	$391,739,184	$180,366,424

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$91,805,640	$71,670,182
Shares outstanding – Class A1	5,786,430	2,198,807
Net asset value per share – Class A	$15.87	$32.60
Maximum offering price per share – Class A2	$16.84	$34.59
Net assets – Class C	$10,888,332	$2,428,786
Shares outstanding – Class C1	693,699	81,755
Net asset value per share – Class C	$15.70	$29.71
Net assets – Class R6	$4,335,957	N/A
Shares outstanding – Class R6[1]	271,854	N/A
Net asset value per share – Class R6	$15.95	N/A
Net assets – Administrator Class	$14,991,210	$106,267,456
Shares outstanding – Administrator Class[1]	943,326	3,246,131
Net asset value per share – Administrator Class	$15.89	$32.74
Net assets – Institutional Class	$269,718,045	N/A
Shares outstanding – Institutional Class[1]	16,925,508	N/A
Net asset value per share – Institutional Class	$15.94	N/A

Investments in affiliated Master Portfolio(s), at cost	$301,866,089	$136,044,858

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	27

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$759,951,603	$1,903,246,091	$796,570,457	$1,818,949,157	$141,370,082
785,149	2,522,712	1,781,446	2,229,037	125,108
30,814	169,622	0	0	12,535
46,213	75,897	308,339	155,856	104,427

760,813,779	1,906,014,322	798,660,242	1,821,334,050	141,612,152

716,567	8,641,423	716,384	1,953,156	479,893
89,164	250,999	84,053	156,576	15,816
2,118	42,234	643	12,572	1,269
0	0	19,442	31,741	0
2,159	2,299	2,310	2,297	2,243
39,126	249,272	1,964	40,950	16,220
84,233	91,935	24,022	49,535	12,404

933,367	9,278,162	848,818	2,246,827	527,845

$759,880,412	$1,896,736,160	$797,811,424	$1,819,087,223	$141,084,307

$417,417,600	$161,370,441	$730,981,104	$1,447,545,831	$173,483,273
(4,932,739)	28,738,783	19,040,877	(5,376,371)	1,011,050
94,789,223	318,703,781	(43,862,732)	(113,195,441)	(52,887,386)
252,606,328	1,387,923,155	91,652,175	490,113,204	19,477,370

$759,880,412	$1,896,736,160	$797,811,424	$1,819,087,223	$141,084,307

$138,449,494	$720,653,834	$3,310,115	$76,985,314	$17,338,751
8,325,602	9,742,393	205,686	1,545,887	636,195
$16.63	$73.97	$16.09	$49.80	$27.25
$17.64	$78.48	$17.07	$52.84	$28.91
$3,451,717	$69,708,912	$1,037,669	$20,717,936	$2,117,438
228,660	942,254	65,960	466,134	87,501
$15.10	$73.98	$15.73	$44.45	$24.20
N/A	N/A	N/A	$493,376,490	$381,892
N/A	N/A	N/A	9,327,419	13,598
N/A	N/A	N/A	$52.90	$28.08
$51,272,321	$1,106,373,414	$4,768,719	$104,141,032	$61,934,538
3,006,960	14,812,442	292,969	2,014,676	2,222,017
$17.05	$74.69	$16.28	$51.69	$27.87
$566,706,880	N/A	$788,694,921	$1,123,866,451	$59,311,688
32,056,856	N/A	49,185,666	21,279,062	2,113,578
$17.68	N/A	$16.04	$52.82	$28.06

$507,345,275	$515,322,936	$704,918,282	$1,328,835,953	$121,892,712

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Equity Gateway Funds	Statements of operations—six months ended November 30, 2017 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$2,862,318	$1,517,736
Affiliated income allocated from affiliated Master Portfolio(s)	94,024	13,690
Securities lending income from affiliates allocated from affiliated Master Portfolio(s)	25,422	23,649
Interest allocated from affiliated Master Portfolio(s)	0	232
Expenses allocated from affiliated Master Portfolio(s)	(1,208,914)	(528,174)
Waivers allocated from affiliated Master Portfolio(s)	13,901	49,196

Total investment income	1,786,751	1,076,329

Expenses
Management fee	89,933	270,776
Administration fees
Class A	91,855	72,956
Class C	10,143	2,490
Class R6	563	N/A
Administrator Class	8,369	70,631
Institutional Class	159,878	N/A
Shareholder servicing fees
Class A	109,351	86,853
Class C	12,075	2,964
Administrator Class	16,095	135,590
Distribution fee
Class C	36,225	8,893
Custody and accounting fees	6,850	4,425
Professional fees	16,463	15,789
Registration fees	28,099	25,984
Shareholder report expenses	13,641	15,507
Trustees’ fees and expenses	11,129	11,509
Other fees and expenses	6,216	4,690

Total expenses	616,885	729,057
Less: Fee waivers and/or expense reimbursements	(189,118)	(206,739)

Net expenses	427,767	522,318

Net investment income (loss)	1,358,984	554,011

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolio(s)	19,754,588	14,381,977
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	10,510,711	4,072,003

Net realized and unrealized gains (losses) on investments	30,265,299	18,453,980

Net increase in net assets resulting from operations	$31,624,283	$19,007,991

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolio(s) in the amount of	$25,234	$33,687

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	29

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$673,130	$19,349,982	$11,991,939	$4,350,939	$1,430,447
48,874	89,339	20,506	309,253	17,169
222,064	31,194	316,638	1,144,479	115,426
0	5,917	0	0	0
(2,975,505)	(940,472)	(3,137,654)	(6,776,363)	(558,660)
0	0	0	0	0

(2,031,437)	18,535,960	9,191,429	(971,692)	1,004,382

183,913	471,214	190,981	433,431	33,081

140,021	726,165	2,956	82,430	17,235
3,560	70,771	1,013	22,431	2,102
N/A	N/A	N/A	68,484	11
33,488	731,815	3,509	75,837	38,092
355,802	N/A	490,585	689,406	35,899

166,691	864,482	3,520	98,130	20,518
4,238	84,252	1,206	26,703	2,502
64,400	551,281	6,748	145,162	73,046

12,714	252,755	3,617	80,109	7,506
14,053	37,413	8,000	33,191	3,071
16,465	15,963	16,928	15,011	13,597
35,582	38,844	26,680	86,746	35,707
50,358	47,725	16,702	121,181	8,052
11,973	11,267	11,024	11,118	11,547
11,616	16,007	5,131	11,774	4,493

1,104,874	3,919,954	788,600	2,001,144	306,459
(372,299)	(1,492,612)	(89,665)	(257,941)	(105,200)

732,575	2,427,342	698,935	1,743,203	201,259

(2,764,012)	16,108,618	8,492,494	(2,714,895)	803,123

52,558,829	144,556,106	2,898,280	11,425,700	12,588,239
48,451,794	30,340,353	49,993,854	199,462,112	3,712,730

101,010,623	174,896,459	52,892,134	210,887,812	16,300,969

$98,246,611	$191,005,077	$61,384,628	$208,172,917	$17,104,092

$0	$38,535	$1,118,365	$23	$0

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$1,358,984		$2,441,983
Net realized gains on investments		19,754,588		28,429,697
Net change in unrealized gains (losses) on investments		10,510,711		20,576,353

Net increase in net assets resulting from operations		31,624,283		51,448,033

Distributions to shareholders from
Net investment income
Class A		0		(508,998)
Class R6		0		(247)[1]
Administrator Class		0		(89,812)
Institutional Class		0		(1,662,224)
Net realized gains
Class A		0		(1,560,447)
Class C		0		(132,219)
Class R6		0		(462)[1]
Administrator Class		0		(260,235)
Institutional Class		0		(3,224,709)

Total distributions to shareholders		0		(7,439,353)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	618,096	9,425,149	343,881	4,625,261
Class C	194,245	2,927,623	90,681	1,227,446
Class R6	29,736	458,776	244,820 [1]	3,471,021 [1]
Administrator Class	192,616	2,962,528	88,498	1,179,784
Institutional Class	3,270,535	49,967,125	8,708,468	116,569,551

		65,741,201		127,073,063

Reinvestment of distributions
Class A	0	0	149,087	2,020,559
Class C	0	0	9,313	125,264
Class R6	0	0	52 [1]	709 [1]
Administrator Class	0	0	21,954	297,736
Institutional Class	0	0	96,800	1,316,884

		0		3,761,152

Payment for shares redeemed
Class A	(539,618)	(8,201,254)	(1,830,336)	(25,105,145)
Class B	N/A	N/A	(8,260)[2]	(110,160)[2]
Class C	(57,450)	(867,290)	(126,360)	(1,716,056)
Class R6	(14)	(211)	(2,740)[1]	(39,885)[1]
Administrator Class	(36,915)	(559,749)	(1,173,095)	(15,742,381)
Institutional Class	(1,448,976)	(22,313,160)	(4,327,353)	(58,430,077)

		(31,941,664)		(101,143,704)

Net increase in net assets resulting from capital share transactions		33,799,537		29,690,511

Total increase in net assets		65,423,820		73,699,191

Net assets
Beginning of period		326,315,364		252,616,173

End of period		$391,739,184		$326,315,364

Undistributed net investment income		$2,196,067		$837,083

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017
[2]	For the period from June 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	31

	Diversified Equity Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$554,011		$1,565,401
Net realized gains on investments		14,381,977		32,629,072
Net change in unrealized gains (losses) on investments		4,072,003		(5,119,193)

Net increase in net assets resulting from operations		19,007,991		29,075,280

Distributions to shareholders from
Net investment income
Class A		0		(548,238)
Class C		0		(1,824)
Administrator Class		0		(1,387,107)
Net realized gains
Class A		0		(4,106,482)
Class C		0		(169,044)
Administrator Class		0		(8,001,631)

Total distributions to shareholders		0		(14,214,326)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	17,494	538,089	42,128	1,184,822
Class C	1,920	52,661	4,298	110,293
Administrator Class	104,021	3,194,725	341,788	9,569,423

		3,785,475		10,864,538

Reinvestment of distributions
Class A	0	0	170,486	4,632,094
Class C	0	0	6,571	162,767
Administrator Class	0	0	342,333	9,334,511

		0		14,129,372

Payment for shares redeemed
Class A	(157,306)	(4,802,809)	(349,791)	(9,766,859)
Class B	N/A	N/A	(29)[1]	(717)[1]
Class C	(7,851)	(217,847)	(36,485)	(935,925)
Administrator Class	(927,892)	(28,332,320)	(1,762,777)	(49,632,984)

		(33,352,976)		(60,336,485)

Net decrease in net assets resulting from capital share transactions		(29,567,501)		(35,342,575)

Total decrease in net assets		(10,559,510)		(20,481,621)

Net assets
Beginning of period		190,925,934		211,407,555

End of period		$180,366,424		$190,925,934

Undistributed (overdistributed) net investment income		$459,494		$(94,517)

[1]	For the period from June 1, 2016 to June 6, 2016, Class B shares of the Fund were no longer offered to shareholders effective June 7, 2016.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment loss		$(2,764,012)		$(2,619,840)
Net realized gains on investments		52,558,829		123,332,487
Net change in unrealized gains (losses) on investments		48,451,794		42,152,657

Net increase in net assets resulting from operations		98,246,611		162,865,304

Distributions to shareholders from
Net realized gains
Class A		0		(7,691,724)
Class C		0		(232,220)
Administrator Class		0		(3,593,519)
Institutional Class		0		(29,583,940)

Total distributions to shareholders		0		(41,101,403)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	97,058	1,526,451	354,305	4,952,578
Class C	299	4,167	6,263	79,203
Administrator Class	189,987	3,030,008	600,645	8,457,464
Institutional Class	2,143,113	35,470,492	9,771,457	141,529,618

		40,031,118		155,018,863

Reinvestment of distributions
Class A	0	0	557,154	7,488,146
Class C	0	0	17,121	210,416
Administrator Class	0	0	260,373	3,582,735
Institutional Class	0	0	1,883,866	26,788,571

		0		38,069,868

Payment for shares redeemed
Class A	(674,094)	(10,402,734)	(2,144,553)	(29,759,112)
Class C	(22,297)	(316,959)	(102,153)	(1,314,199)
Administrator Class	(589,979)	(9,413,113)	(5,239,427)	(72,373,307)
Institutional Class	(4,691,688)	(77,027,382)	(21,269,486)	(307,246,770)

		(97,160,188)		(410,693,388)

Net decrease in net assets resulting from capital share transactions		(57,129,070)		(217,604,657)

Total increase (decrease) in net assets		41,117,541		(95,840,756)

Net assets
Beginning of period		718,762,871		814,603,627

End of period		$759,880,412		$718,762,871

Accumulated net investment loss		$(4,932,739)		$(2,168,727)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	33

	Index Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$16,108,618		$37,135,511
Net realized gains on investments		144,556,106		288,140,341
Net change in unrealized gains (losses) on investments		30,340,353		4,215,968

Net increase in net assets resulting from operations		191,005,077		329,491,820

Distributions to shareholders from
Net investment income
Class A		0		(12,057,501)
Class B		N/A		(1,670)[1]
Class C		0		(961,619)
Administrator Class		0		(26,746,411)
Net realized gains
Class A		0		(48,387,882)
Class B		N/A		(40,358)[1]
Class C		0		(6,310,548)
Administrator Class		0		(100,426,479)

Total distributions to shareholders		0		(194,932,468)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	175,230	12,292,399	809,943	52,845,528
Class B	N/A	N/A	306 [1]	20,189 [1]
Class C	33,483	2,317,837	285,395	18,338,691
Administrator Class	789,902	55,429,342	3,211,238	208,171,913

		70,039,578		279,376,321

Reinvestment of distributions
Class A	0	0	940,207	58,910,725
Class B	N/A	N/A	647 [1]	41,477 [1]
Class C	0	0	69,637	4,372,382
Administrator Class	0	0	1,336,944	84,513,107

		0		147,837,691

Payment for shares redeemed
Class A	(665,112)	(45,960,854)	(1,693,335)	(109,256,032)
Class B	N/A	N/A	(17,611)[1]	(1,171,622)[1]
Class C	(99,907)	(6,901,985)	(611,575)	(40,211,291)
Administrator Class	(3,054,276)	(214,661,903)	(11,192,888)	(730,619,271)

		(267,524,742)		(881,258,216)

Net decrease in net assets resulting from capital share transactions		(197,485,164)		(454,044,204)

Total decrease in net assets		(6,480,087)		(319,484,852)

Net assets
Beginning of period		1,903,216,247		2,222,701,099

End of period		$1,896,736,160		$1,903,216,247

Undistributed net investment income		$28,738,783		$12,630,165

[1]	For the period from June 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	International Value Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$8,492,494		$15,432,785
Net realized gains (losses) on investments		2,898,280		(9,069,569)
Net change in unrealized gains (losses) on investments		49,993,854		94,840,293

Net increase in net assets resulting from operations		61,384,628		101,203,509

Distributions to shareholders from
Net investment income
Class A		0		(1,089,141)
Class C		0		(9,142)
Administrator Class		0		(89,969)
Institutional Class		0		(10,969,077)

Total distributions to shareholders		0		(12,157,329)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	59,695	936,766	3,968,788	51,693,187
Class C	14,663	221,211	4,105	56,334
Administrator Class	32,068	511,524	424,972	5,925,715
Institutional Class	8,047,039	124,072,217	23,856,910	327,309,805

		125,741,718		384,985,041

Reinvestment of distributions
Class A	0	0	82,922	1,086,269
Class C	0	0	706	9,116
Administrator Class	0	0	6,623	87,749
Institutional Class	0	0	841,957	10,962,276

		0		12,145,410

Payment for shares redeemed
Class A	(26,858)	(415,117)	(4,267,186)	(58,463,760)
Class C	(5,678)	(86,818)	(10,177)	(132,714)
Administrator Class	(98,634)	(1,553,947)	(992,010)	(13,484,274)
Institutional Class	(7,059,263)	(109,249,029)	(12,328,866)	(165,982,459)

		(111,304,911)		(238,063,207)

Net increase in net assets resulting from capital share transactions		14,436,807		159,067,244

Total increase in net assets		75,821,435		248,113,424

Net assets
Beginning of period		721,989,989		473,876,565

End of period		$797,811,424		$721,989,989

Undistributed net investment income		$19,040,877		$10,548,383

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	35

	Small Company Growth Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment loss		$(2,714,895)		$(5,413,378)
Net realized gains (losses) on investments		11,425,700		(16,807,576)
Net change in unrealized gains (losses) on investments		199,462,112		256,174,246

Net increase in net assets resulting from operations		208,172,917		233,953,292

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	263,412	12,305,189	518,956	21,673,433
Class C	13,135	541,125	122,580	4,701,028
Class R6	1,226,450	60,185,165	4,713,702	208,089,796
Administrator Class	154,906	7,434,118	619,478	27,040,038
Institutional Class	2,312,763	113,625,325	13,237,225	581,310,282

		194,090,922		842,814,577

Payment for shares redeemed
Class A	(436,770)	(20,370,603)	(2,213,853)	(92,531,770)
Class B	N/A	N/A	(508)[1]	(18,660)[1]
Class C	(112,226)	(4,620,497)	(349,435)	(13,079,140)
Class R6	(812,869)	(40,176,679)	(1,567,477)	(69,312,644)
Administrator Class	(978,747)	(47,210,962)	(1,113,084)	(48,269,172)
Institutional Class	(2,696,196)	(132,562,717)	(8,650,898)	(385,622,480)

		(244,941,458)		(608,833,866)

Net increase (decrease) in net assets resulting from capital share transactions		(50,850,536)		233,980,711

Total increase in net assets		157,322,381		467,934,003

Net assets
Beginning of period		1,661,764,842		1,193,830,839

End of period		$1,819,087,223		$1,661,764,842

Accumulated net investment loss		$(5,376,371)		$(2,661,476)

[1]	For the period from June 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$803,123		$487,396
Net realized gains on investments		12,588,239		15,215,549
Net change in unrealized gains (losses) on investments		3,712,730		6,325,340

Net increase in net assets resulting from operations		17,104,092		22,028,285

Distributions to shareholders from
Net investment income
Class A		0		(11,489)
Class R6		0		(105)[1]
Administrator Class		0		(118,026)
Institutional Class		0		(162,397)

Total distributions to shareholders		0		(292,017)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	29,404	747,544	185,512	4,192,321
Class C	8,883	188,323	16,069	347,199
Class R6	12,435	335,029	1,170 [1]	25,000 [1]
Administrator Class	52,655	1,362,298	312,867	7,239,116
Institutional Class	175,871	4,545,638	1,237,044	29,029,010

		7,178,832		40,832,646

Reinvestment of distributions
Class A	0	0	448	10,909
Class R6	0	0	4 [1]	105 [1]
Administrator Class	0	0	4,742	117,980
Institutional Class	0	0	6,429	160,737

		0		289,731

Payment for shares redeemed
Class A	(71,355)	(1,773,774)	(653,039)	(15,208,819)
Class C	(13,075)	(290,065)	(34,801)	(715,917)
Class R6	(11)	(291)	0 [1]	0 [1]
Administrator Class	(178,059)	(4,575,200)	(1,069,748)	(24,687,202)
Institutional Class	(172,576)	(4,492,754)	(662,555)	(15,259,116)

		(11,132,084)		(55,871,054)

Net decrease in net assets resulting from capital share transactions		(3,953,252)		(14,748,677)

Total increase in net assets		13,150,840		6,987,591

Net assets
Beginning of period		127,933,467		120,945,876

End of period		$141,084,307		$127,933,467

Undistributed net investment income		$1,011,050		$207,927

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

38	Wells Fargo Equity Gateway Funds	Financial highlights

C&B Large Cap Value Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$14.54	0.04		1.29	0.00	0.00	$15.87
Year ended May 31, 2017	$12.55	0.08		2.23	(0.08)	(0.24)	$14.54
Year ended May 31, 2016	$13.07	0.11	[4]	(0.14)	(0.10)	(0.39)	$12.55
Year ended May 31, 2015	$11.99	0.10		1.07	(0.09)	0.00	$13.07
Year ended May 31, 2014	$10.32	0.09		1.68	(0.10)	0.00	$11.99
Year ended May 31, 2013	$8.13	0.12		2.20	(0.13)	0.00	$10.32
Class C
Six months ended November 30, 2017 (unaudited)	$14.44	(0.02)		1.28	0.00	0.00	$15.70
Year ended May 31, 2017	$12.48	(0.02)		2.22	0.00	(0.24)	$14.44
Year ended May 31, 2016	$13.01	0.01		(0.14)	(0.01)	(0.39)	$12.48
Year ended May 31, 2015	$11.95	(0.00)[5]		1.07	(0.01)	0.00	$13.01
Year ended May 31, 2014	$10.29	0.01		1.67	(0.02)	0.00	$11.95
Year ended May 31, 2013	$8.11	0.04		2.20	(0.06)	0.00	$10.29
Class R6
Six months ended November 30, 2017 (unaudited)	$14.59	0.07		1.29	0.00	0.00	$15.95
Year ended May 31, 2017[6]	$12.73	0.16		2.06	(0.12)	(0.24)	$14.59
Administrator Class
Six months ended November 30, 2017 (unaudited)	$14.56	0.05	[4]	1.28	0.00	0.00	$15.89
Year ended May 31, 2017	$12.54	0.10	[4]	2.24	(0.08)	(0.24)	$14.56
Year ended May 31, 2016	$13.07	0.13	[4]	(0.15)	(0.12)	(0.39)	$12.54
Year ended May 31, 2015	$12.00	0.13		1.06	(0.12)	0.00	$13.07
Year ended May 31, 2014	$10.32	0.12	[4]	1.68	(0.12)	0.00	$12.00
Year ended May 31, 2013	$8.13	0.13	[4]	2.21	(0.15)	0.00	$10.32
Institutional Class
Six months ended November 30, 2017 (unaudited)	$14.58	0.07		1.29	0.00	0.00	$15.94
Year ended May 31, 2017	$12.58	0.14		2.22	(0.12)	(0.24)	$14.58
Year ended May 31, 2016	$13.11	0.16		(0.14)	(0.16)	(0.39)	$12.58
Year ended May 31, 2015	$12.03	0.15		1.08	(0.15)	0.00	$13.11
Year ended May 31, 2014	$10.35	0.14		1.69	(0.15)	0.00	$12.03
Year ended May 31, 2013	$8.16	0.17		2.19	(0.17)	0.00	$10.35

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017		2016	2015	2014	2013
Class A	0.66%	0.68%		0.68%	0.68%	0.68%	0.68%
Class C	0.66	0.68		0.68	0.68	0.68	0.68
Class R6	0.66	0.68	[6]	N/A	N/A	N/A	N/A
Administrator Class	0.66	0.68		0.68	0.68	0.68	0.68
Institutional Class	0.66	0.68		0.68	0.68	0.68	0.68

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	39

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.53%	1.22%	1.13%	9.15%	18%	$91,806
0.62%	1.24%	1.15%	18.62%	89%	$83,016
0.89%	1.25%	1.15%	(0.08)%	29%	$88,387
0.73%	1.29%	1.15%	9.78%	35%	$27,085
0.86%	1.31%	1.15%	17.25%	22%	$29,537
1.25%	1.30%	1.15%	28.82%	18%	$23,571

(0.21)%	1.97%	1.87%	8.73%	18%	$10,888
(0.13)%	1.99%	1.90%	17.73%	89%	$8,043
0.11%	2.00%	1.90%	(0.82)%	29%	$7,282
(0.02)%	2.04%	1.90%	8.93%	35%	$7,654
0.11%	2.06%	1.90%	16.39%	22%	$7,262
0.51%	2.05%	1.90%	27.76%	18%	$5,818

0.98%	0.79%	0.68%	9.32%	18%	$4,336
1.04%	0.81%	0.70%	17.65%	89%	$3,532

0.67%	1.14%	1.00%	9.13%	18%	$14,991
0.77%	1.16%	1.00%	18.82%	89%	$11,467
1.03%	1.16%	0.98%	0.11%	29%	$23,210
0.92%	1.13%	0.95%	9.93%	35%	$55,705
1.08%	1.14%	0.95%	17.49%	22%	$53,884
1.48%	1.13%	0.95%	29.09%	18%	$70,727

0.88%	0.89%	0.78%	9.33%	18%	$269,718
0.96%	0.91%	0.80%	19.05%	89%	$220,257
1.25%	0.92%	0.77%	0.33%	29%	$133,632
1.18%	0.86%	0.70%	10.15%	35%	$132,768
1.34%	0.88%	0.70%	17.86%	22%	$104,758
1.68%	0.87%	0.70%	29.32%	18%	$130,015

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Equity Gateway Funds	Financial highlights

Diversified Equity Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$29.37	0.03		3.20	0.00	0.00	$32.60
Year ended May 31, 2017	$27.30	0.13		3.94	(0.22)	(1.78)	$29.37
Year ended May 31, 2016	$32.37	0.16		(1.55)	(0.08)	(3.60)	$27.30
Year ended May 31, 2015	$32.78	0.14		2.79	(0.15)	(3.19)	$32.37
Year ended May 31, 2014	$30.65	0.16		5.48	(0.17)	(3.34)	$32.78
Year ended May 31, 2013	$26.08	0.23	[4]	6.14	(0.24)	(1.56)	$30.65
Class C
Six months ended November 30, 2017 (unaudited)	$26.86	(0.04)[4]		2.89	0.00	0.00	$29.71
Year ended May 31, 2017	$25.12	(0.03)[4]		3.57	(0.02)	(1.78)	$26.86
Year ended May 31, 2016	$30.22	(0.05)[4]		(1.45)	0.00	(3.60)	$25.12
Year ended May 31, 2015	$30.88	(0.12)		2.65	0.00	(3.19)	$30.22
Year ended May 31, 2014	$29.13	(0.08)[4]		5.18	(0.01)	(3.34)	$30.88
Year ended May 31, 2013	$24.88	0.02	[4]	5.84	(0.05)	(1.56)	$29.13
Administrator Class
Six months ended November 30, 2017 (unaudited)	$29.46	0.11	[4]	3.17	0.00	0.00	$32.74
Year ended May 31, 2017	$27.38	0.24	[4]	3.91	(0.29)	(1.78)	$29.46
Year ended May 31, 2016	$32.45	0.24		(1.55)	(0.16)	(3.60)	$27.38
Year ended May 31, 2015	$32.84	0.22	[4]	2.81	(0.23)	(3.19)	$32.45
Year ended May 31, 2014	$30.70	0.23	[4]	5.49	(0.24)	(3.34)	$32.84
Year ended May 31, 2013	$26.12	0.30	[4]	6.15	(0.31)	(1.56)	$30.70

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.53%	0.57%	0.59%	0.59%	0.58%	0.57%
Class C	0.53	0.57	0.59	0.59	0.58	0.57
Administrator Class	0.53	0.57	0.59	0.59	0.58	0.57

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	41

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.51%	1.38%	1.25%	11.00%	32%	$71,670
0.63%	1.40%	1.25%	15.59%	90%	$68,678
0.60%	1.41%	1.25%	(4.24)%	39%	$67,597
0.44%	1.44%	1.25%	9.39%	38%	$81,502
0.48%	1.43%	1.25%	19.10%	37%	$82,186
0.81%	1.43%	1.25%	25.42%	44%	$75,640

(0.24)%	2.13%	2.00%	10.61%	32%	$2,429
(0.13)%	2.15%	2.00%	14.71%	90%	$2,355
(0.17)%	2.16%	2.00%	(4.96)%	39%	$2,846
(0.31)%	2.19%	2.00%	8.58%	38%	$4,165
(0.25)%	2.19%	2.00%	18.23%	37%	$4,292
0.07%	2.18%	2.00%	24.50%	44%	$2,667

0.75%	1.30%	1.00%	11.13%	32%	$106,267
0.87%	1.32%	1.00%	15.86%	90%	$119,893
0.85%	1.33%	1.00%	(3.98)%	39%	$140,963
0.67%	1.28%	1.00%	9.65%	38%	$167,371
0.71%	1.27%	1.00%	19.40%	37%	$225,584
1.06%	1.27%	1.00%	25.75%	44%	$290,011

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Equity Gateway Funds	Financial highlights

Emerging Growth Fund	Beginning net asset value per share	Net investment loss	Net realized and unrealized gains (losses) on investments	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$14.57	(0.11)	2.17	0.00	$16.63
Year ended May 31, 2017	$12.55	(0.10)[4]	2.96	(0.84)	$14.57
Year ended May 31, 2016	$16.70	(0.13)[4]	(2.28)	(1.74)	$12.55
Year ended May 31, 2015	$14.61	(0.22)	3.51	(1.20)	$16.70
Year ended May 31, 2014	$14.10	(0.19)	1.88	(1.18)	$14.61
Year ended May 31, 2013	$12.44	(0.15)	2.49	(0.68)	$14.10
Class C
Six months ended November 30, 2017 (unaudited)	$13.28	(0.13)[4]	1.95	0.00	$15.10
Year ended May 31, 2017	$11.58	(0.19)[4]	2.73	(0.84)	$13.28
Year ended May 31, 2016	$15.67	(0.21)	(2.14)	(1.74)	$11.58
Year ended May 31, 2015	$13.88	(0.33)	3.32	(1.20)	$15.67
Year ended May 31, 2014	$13.55	(0.32)	1.83	(1.18)	$13.88
Year ended May 31, 2013	$12.06	(0.27)	2.44	(0.68)	$13.55
Administrator Class
Six months ended November 30, 2017 (unaudited)	$14.93	(0.08)[4]	2.20	0.00	$17.05
Year ended May 31, 2017	$12.82	(0.07)[4]	3.02	(0.84)	$14.93
Year ended May 31, 2016	$17.00	(0.12)[4]	(2.32)	(1.74)	$12.82
Year ended May 31, 2015	$14.83	(0.16)[4]	3.53	(1.20)	$17.00
Year ended May 31, 2014	$14.28	(0.17)[4]	1.90	(1.18)	$14.83
Year ended May 31, 2013	$12.56	(0.12)	2.52	(0.68)	$14.28
Institutional Class
Six months ended November 30, 2017 (unaudited)	$15.46	(0.05)	2.27	0.00	$17.68
Year ended May 31, 2017	$13.20	(0.04)[4]	3.14	(0.84)	$15.46
Year ended May 31, 2016	$17.40	(0.07)	(2.39)	(1.74)	$13.20
Year ended May 31, 2015	$15.11	(0.12)	3.61	(1.20)	$17.40
Year ended May 31, 2014	$14.49	(0.11)	1.91	(1.18)	$15.11
Year ended May 31, 2013	$12.70	(0.08)	2.55	(0.68)	$14.49

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.81%	0.81%	0.80%	0.80%	0.80%	0.80%
Class C	0.81	0.81	0.80	0.80	0.80	0.80
Administrator Class	0.81	0.81	0.80	0.80	0.80	0.80
Institutional Class	0.81	0.81	0.80	0.80	0.80	0.80

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	43

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment loss[1]	Gross expenses[1]	Net expenses[1]

(1.09)%	1.36%	1.35%	14.14%	26%	$138,449
(0.72)%	1.36%	1.35%	23.39%	115%	$129,724
(0.92)%	1.35%	1.35%	(14.94)%	68%	$127,154
(1.20)%	1.39%	1.37%	23.32%	56%	$131,638
(1.20)%	1.39%	1.37%	11.30%	63%	$130,403
(1.04)%	1.40%	1.37%	19.89%	65%	$125,070

(1.84)%	2.11%	2.10%	13.70%	26%	$3,452
(1.46)%	2.10%	2.10%	22.56%	115%	$3,328
(1.70)%	2.14%	2.10%	(15.59)%	68%	$3,815
(1.95)%	2.14%	2.12%	22.35%	56%	$5,101
(1.95)%	2.14%	2.12%	10.40%	63%	$4,816
(1.79)%	2.15%	2.12%	19.09%	65%	$4,878

(0.94)%	1.28%	1.20%	14.20%	26%	$51,272
(0.48)%	1.26%	1.20%	23.60%	115%	$50,865
(0.80)%	1.23%	1.20%	(14.80)%	68%	$99,792
(1.03)%	1.21%	1.20%	23.45%	56%	$159,813
(1.03)%	1.22%	1.20%	11.45%	63%	$190,126
(0.87)%	1.23%	1.20%	20.19%	65%	$200,140

(0.64)%	1.03%	0.90%	14.36%	26%	$566,707
(0.24)%	1.03%	0.90%	24.08%	115%	$534,846
(0.50)%	1.01%	0.90%	(14.62)%	68%	$583,843
(0.73)%	0.96%	0.90%	23.89%	56%	$723,946
(0.73)%	0.96%	0.90%	11.77%	63%	$650,650
(0.57)%	0.97%	0.90%	20.52%	65%	$578,841

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Equity Gateway Funds	Financial highlights

Index Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$66.85	0.57		6.55	0.00	0.00	$73.97
Year ended May 31, 2017	$62.85	1.05		9.09	(1.16)	(4.98)	$66.85
Year ended May 31, 2016	$67.32	0.81		(0.17)	(1.08)	(4.03)	$62.85
Year ended May 31, 2015	$62.14	1.00		5.91	(0.96)	(0.77)	$67.32
Year ended May 31, 2014	$54.00	0.90		9.59	(0.85)	(1.50)	$62.14
Year ended May 31, 2013	$44.25	0.86		10.66	(0.83)	(0.94)	$54.00
Class C
Six months ended November 30, 2017 (unaudited)	$67.11	0.34		6.53	0.00	0.00	$73.98
Year ended May 31, 2017	$63.12	0.66		9.02	(0.71)	(4.98)	$67.11
Year ended May 31, 2016	$67.55	0.62	[4]	(0.45)	(0.57)	(4.03)	$63.12
Year ended May 31, 2015	$62.37	0.50		5.94	(0.49)	(0.77)	$67.55
Year ended May 31, 2014	$54.22	0.47		9.62	(0.44)	(1.50)	$62.37
Year ended May 31, 2013	$44.41	0.48	[4]	10.71	(0.44)	(0.94)	$54.22
Administrator Class
Six months ended November 30, 2017 (unaudited)	$67.43	0.79		6.47	0.00	0.00	$74.69
Year ended May 31, 2017	$63.33	1.41		8.94	(1.27)	(4.98)	$67.43
Year ended May 31, 2016	$67.80	1.31		(0.51)	(1.24)	(4.03)	$63.33
Year ended May 31, 2015	$62.56	1.27		5.90	(1.16)	(0.77)	$67.80
Year ended May 31, 2014	$54.34	1.08		9.66	(1.02)	(1.50)	$62.56
Year ended May 31, 2013	$44.52	1.02		10.71	(0.97)	(0.94)	$54.34

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.10%	0.10%	0.10%	0.11%	0.10%	0.09%
Class C	0.10	0.10	0.10	0.11	0.10	0.09
Administrator Class	0.10	0.10	0.10	0.11	0.10	0.09

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	45

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.62%	0.63%	0.45%	10.65%	2%	$720,654
1.68%	0.62%	0.45%	16.94%	9%	$684,004
1.78%	0.63%	0.48%	1.24%	4%	$639,496
1.50%	0.68%	0.56%	11.21%	4%	$445,088
1.53%	0.67%	0.56%	19.77%	5%	$432,448
1.72%	0.67%	0.56%	26.63%	4%	$407,533

0.87%	1.38%	1.20%	10.24%	2%	$69,709
0.93%	1.37%	1.20%	16.07%	9%	$67,691
0.99%	1.38%	1.24%	0.48%	4%	$79,858
0.75%	1.43%	1.31%	10.38%	4%	$83,718
0.78%	1.42%	1.31%	18.89%	5%	$78,118
0.97%	1.42%	1.31%	25.67%	4%	$70,322

1.81%	0.40%	0.25%	10.77%	2%	$1,106,373
1.88%	0.39%	0.25%	17.18%	9%	$1,151,522
1.97%	0.40%	0.25%	1.49%	4%	$1,502,276
1.81%	0.37%	0.25%	11.56%	4%	$1,832,814
1.84%	0.36%	0.25%	20.13%	5%	$1,984,845
2.03%	0.36%	0.25%	27.02%	4%	$1,832,524

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Equity Gateway Funds	Financial highlights

International Value Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$14.88	0.14	[4]	1.07	0.00	$16.09
Year ended May 31, 2017	$12.83	0.09	[4]	2.26	(0.30)	$14.88
Year ended May 31, 2016	$14.85	0.26		(2.08)	(0.20)	$12.83
Year ended May 31, 2015	$15.45	0.26	[4]	(0.53)	(0.33)	$14.85
Year ended May 31, 2014	$13.40	0.36		1.97	(0.28)	$15.45
Year ended May 31, 2013	$10.64	0.31		2.71	(0.26)	$13.40
Class C
Six months ended November 30, 2017 (unaudited)	$14.60	0.05		1.08	0.00	$15.73
Year ended May 31, 2017	$12.56	0.23		1.97	(0.16)	$14.60
Year ended May 31, 2016	$14.54	0.17		(2.05)	(0.10)	$12.56
Year ended May 31, 2015	$15.16	0.13		(0.51)	(0.24)	$14.54
Year ended May 31, 2014	$13.18	0.19		2.00	(0.21)	$15.16
Year ended May 31, 2013	$10.47	0.19		2.70	(0.18)	$13.18
Administrator Class
Six months ended November 30, 2017 (unaudited)	$15.04	0.16	[4]	1.08	0.00	$16.28
Year ended May 31, 2017	$12.91	0.33	[4]	2.05	(0.25)	$15.04
Year ended May 31, 2016	$14.73	0.14	[4]	(1.96)	0.00	$12.91
Year ended May 31, 2015	$15.35	0.28		(0.52)	(0.38)	$14.73
Year ended May 31, 2014	$13.31	0.38		1.98	(0.32)	$15.35
Year ended May 31, 2013	$10.57	0.33	[4]	2.70	(0.29)	$13.31
Institutional Class
Six months ended November 30, 2017 (unaudited)	$14.80	0.17		1.07	0.00	$16.04
Year ended May 31, 2017	$12.73	0.39		1.99	(0.31)	$14.80
Year ended May 31, 2016	$14.75	0.36		(2.12)	(0.26)	$12.73
Year ended May 31, 2015	$15.38	0.29		(0.51)	(0.41)	$14.75
Year ended May 31, 2014	$13.34	0.41		1.98	(0.35)	$15.38
Year ended May 31, 2013	$10.58	0.35		2.73	(0.32)	$13.34

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.82%	0.85%	0.91%	0.91%	0.91%	0.91%
Class C	0.82	0.87	0.91	0.91	0.91	0.91
Administrator Class	0.82	0.87	0.91	0.91	0.91	0.91
Institutional Class	0.82	0.86	0.91	0.91	0.91	0.91

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	47

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.83%	1.35%	1.35%	8.13%	6%	$3,310
0.69%	1.39%	1.35%	18.65%	41%	$2,571
1.98%	1.46%	1.39%	(12.31)%	14%	$4,981
1.80%	1.50%	1.49%	(1.55)%	18%	$5,768
2.45%	1.51%	1.50%	17.48%	11%	$6,725
2.35%	1.51%	1.50%	28.58%	16%	$5,922

1.10%	2.10%	2.10%	7.74%	6%	$1,038
1.57%	2.16%	2.10%	17.69%	41%	$832
1.25%	2.21%	2.14%	(12.95)%	14%	$783
1.07%	2.25%	2.24%	(2.37)%	18%	$920
1.88%	2.26%	2.25%	16.64%	11%	$920
1.67%	2.26%	2.25%	27.67%	16%	$595

2.00%	1.27%	1.25%	8.24%	6%	$4,769
2.46%	1.33%	1.25%	18.66%	41%	$5,407
0.99%	1.36%	1.25%	(12.36)%	14%	$11,873
2.12%	1.34%	1.25%	(1.35)%	18%	$487,582
2.76%	1.34%	1.25%	17.81%	11%	$459,415
2.67%	1.34%	1.25%	28.90%	16%	$372,187

2.23%	1.02%	1.00%	8.38%	6%	$788,695
2.95%	1.07%	1.00%	19.04%	41%	$713,180
2.81%	1.13%	1.01%	(11.98)%	14%	$456,239
2.42%	1.07%	1.05%	(1.19)%	18%	$3,793
2.91%	1.08%	1.05%	18.07%	11%	$2,359
2.81%	1.08%	1.05%	29.20%	16%	$1,941

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Equity Gateway Funds	Financial highlights

Small Company Growth Fund	Beginning net asset value per share	Net investment loss	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$44.26	(0.15)[4]	5.69	0.00	0.00	$49.80
Year ended May 31, 2017	$37.69	(0.28)[4]	6.85	0.00	0.00	$44.26
Year ended May 31, 2016	$44.23	(0.22)[4]	(6.05)	0.00	(0.27)	$37.69
Year ended May 31, 2015	$39.44	(0.37)[4]	7.08	0.00	(1.92)	$44.23
Year ended May 31, 2014	$34.23	(0.37)[4]	7.98	0.00	(2.40)	$39.44
Year ended May 31, 2013	$26.21	(0.15)	8.17	0.00	0.00	$34.23
Class C
Six months ended November 30, 2017 (unaudited)	$39.65	(0.29)[4]	5.09	0.00	0.00	$44.45
Year ended May 31, 2017	$34.02	(0.54)[4]	6.17	0.00	0.00	$39.65
Year ended May 31, 2016	$40.25	(0.46)[4]	(5.50)	0.00	(0.27)	$34.02
Year ended May 31, 2015	$36.32	(0.63)[4]	6.48	0.00	(1.92)	$40.25
Year ended May 31, 2014	$31.91	(0.62)[4]	7.43	0.00	(2.40)	$36.32
Year ended May 31, 2013	$24.62	(0.37)[4]	7.66	0.00	0.00	$31.91
Class R6
Six months ended November 30, 2017 (unaudited)	$46.91	(0.06)	6.05	0.00	0.00	$52.90
Year ended May 31, 2017	$39.77	(0.11)	7.25	0.00	0.00	$46.91
Year ended May 31, 2016	$46.45	(0.03)	(6.38)	0.00	(0.27)	$39.77
Year ended May 31, 2015[5]	$42.98	(0.09)[4]	5.48	0.00	(1.92)	$46.45
Administrator Class
Six months ended November 30, 2017 (unaudited)	$45.91	(0.13)[4]	5.91	0.00	0.00	$51.69
Year ended May 31, 2017	$39.05	(0.24)[4]	7.10	0.00	0.00	$45.91
Year ended May 31, 2016	$45.73	(0.19)[4]	(6.22)	0.00	(0.27)	$39.05
Year ended May 31, 2015	$40.64	(0.30)[4]	7.31	0.00	(1.92)	$45.73
Year ended May 31, 2014	$35.13	(0.26)[4]	8.17	0.00	(2.40)	$40.64
Year ended May 31, 2013	$26.90	(0.09)[4]	8.38	(0.06)	0.00	$35.13
Institutional Class
Six months ended November 30, 2017 (unaudited)	$46.85	(0.07)	6.04	0.00	0.00	$52.82
Year ended May 31, 2017	$39.75	(0.15)	7.25	0.00	0.00	$46.85
Year ended May 31, 2016	$46.44	(0.09)	(6.33)	0.00	(0.27)	$39.75
Year ended May 31, 2015	$41.14	(0.20)[4]	7.42	0.00	(1.92)	$46.44
Year ended May 31, 2014	$35.46	(0.20)[4]	8.28	0.00	(2.40)	$41.14
Year ended May 31, 2013	$27.15	(0.06)[4]	8.51	(0.14)	0.00	$35.46

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015		2014	2013
Class A	0.78%	0.78%	0.80%	0.81%		0.83%	0.86%
Class C	0.78	0.78	0.80	0.81		0.83	0.86
Class R6	0.78	0.78	0.80	0.81	[5]	N/A	N/A
Administrator Class	0.78	0.78	0.80	0.81		0.83	0.86
Institutional Class	0.78	0.78	0.80	0.81		0.83	0.86

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from October 31, 2014 (commencement of class operations) to May 31, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	49

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment loss[1]	Gross expenses[1]	Net expenses[1]

(0.65)%	1.32%	1.32%	12.52%	17%	$76,985
(0.68)%	1.33%	1.33%	17.43%	82%	$76,087
(0.57)%	1.34%	1.34%	(14.20)%	49%	$128,675
(0.90)%	1.41%	1.40%	17.51%	58%	$85,588
(0.96)%	1.45%	1.41%	22.63%	77%	$30,364
(0.58)%	1.53%	1.45%	30.55%	109%	$9,357

(1.41)%	2.07%	2.07%	12.11%	17%	$20,718
(1.43)%	2.08%	2.08%	16.55%	82%	$22,410
(1.32)%	2.09%	2.09%	(14.84)%	49%	$26,946
(1.64)%	2.16%	2.15%	16.62%	58%	$17,334
(1.71)%	2.20%	2.16%	21.75%	77%	$6,546
(1.31)%	2.28%	2.20%	29.56%	109%	$2,406

(0.22)%	0.89%	0.89%	12.77%	17%	$493,376
(0.25)%	0.90%	0.90%	17.95%	82%	$418,111
(0.09)%	0.91%	0.90%	(13.83)%	49%	$229,391
(0.34)%	0.91%	0.90%	13.00%	58%	$644

(0.54)%	1.24%	1.20%	12.59%	17%	$104,141
(0.55)%	1.25%	1.20%	17.57%	82%	$130,311
(0.46)%	1.25%	1.20%	(14.04)%	49%	$130,104
(0.70)%	1.24%	1.20%	17.73%	58%	$185,267
(0.74)%	1.29%	1.20%	22.92%	77%	$118,456
(0.30)%	1.37%	1.20%	30.89%	109%	$98,445

(0.28)%	0.99%	0.95%	12.74%	17%	$1,123,866
(0.31)%	1.00%	0.95%	17.86%	82%	$1,014,847
(0.18)%	1.01%	0.95%	(13.85)%	49%	$678,699
(0.45)%	0.98%	0.95%	18.03%	58%	$457,542
(0.49)%	1.02%	0.95%	23.19%	77%	$186,581
(0.19)%	1.10%	0.95%	31.25%	109%	$71,336

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Equity Gateway Funds	Financial highlights

Small Company Value Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$24.01	0.12	3.12	0.00	$27.25
Year ended May 31, 2017	$20.22	0.05	3.75	(0.01)	$24.01
Year ended May 31, 2016	$21.42	0.08	(1.25)	(0.03)	$20.22
Year ended May 31, 2015	$20.08	0.07	1.27	0.00	$21.42
Year ended May 31, 2014	$17.10	0.06	2.92	0.00	$20.08
Year ended May 31, 2013	$13.17	(0.00)[4]	3.93	0.00	$17.10
Class C
Six months ended November 30, 2017 (unaudited)	$21.40	0.03 [5]	2.77	0.00	$24.20
Year ended May 31, 2017	$18.15	(0.11)[5]	3.36	0.00	$21.40
Year ended May 31, 2016	$19.34	(0.11)[5]	(1.08)	0.00	$18.15
Year ended May 31, 2015	$18.27	(0.08)[5]	1.15	0.00	$19.34
Year ended May 31, 2014	$15.68	(0.07)[5]	2.66	0.00	$18.27
Year ended May 31, 2013	$12.16	(0.10)[5]	3.62	0.00	$15.68
Class R6
Six months ended November 30, 2017 (unaudited)	$24.69	0.25	3.14	0.00	$28.08
Year ended May 31, 2017[6]	$21.37	0.08	3.33	(0.09)	$24.69
Administrator Class
Six months ended November 30, 2017 (unaudited)	$24.53	0.17	3.17	0.00	$27.87
Year ended May 31, 2017	$20.66	0.08 [5]	3.83	(0.04)	$24.53
Year ended May 31, 2016	$21.90	0.13	(1.30)	(0.07)	$20.66
Year ended May 31, 2015	$20.49	0.11	1.30	0.00	$21.90
Year ended May 31, 2014	$17.42	0.12	2.95	0.00	$20.49
Year ended May 31, 2013	$13.39	0.03 [5]	4.01	(0.01)	$17.42
Institutional Class
Six months ended November 30, 2017 (unaudited)	$24.68	0.18	3.20	0.00	$28.06
Year ended May 31, 2017	$20.77	0.11	3.89	(0.09)	$24.68
Year ended May 31, 2016	$22.02	0.08 [5]	(1.22)	(0.11)	$20.77
Year ended May 31, 2015	$20.57	0.14	1.31	0.00	$22.02
Year ended May 31, 2014	$17.45	0.13	2.99	0.00	$20.57
Year ended May 31, 2013	$13.41	0.06 [5]	4.03	(0.05)	$17.45

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017		2016	2015	2014	2013
Class A	0.84%	0.84%		0.84%	0.84%	0.85%	0.85%
Class C	0.84	0.84		0.84	0.84	0.85	0.85
Class R6	0.85	0.83	[6]	N/A	N/A	N/A	N/A
Administrator Class	0.84	0.84		0.84	0.84	0.85	0.85
Institutional Class	0.84	0.84		0.84	0.84	0.85	0.85

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Amount is less than $0.005.

[5]	Calculated based upon average shares outstanding

[6]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	51

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

1.00%	1.47%	1.35%	13.54%	27%	$17,339
0.20%	1.47%	1.35%	18.86%	110%	$16,280
0.11%	1.48%	1.37%	(5.48)%	72%	$23,151
0.33%	1.50%	1.40%	6.62%	54%	$26,339
0.33%	1.56%	1.42%	17.43%	47%	$26,517
(0.02)%	1.57%	1.45%	29.84%	57%	$21,652

0.26%	2.22%	2.10%	13.08%	27%	$2,117
(0.54)%	2.22%	2.10%	17.97%	110%	$1,962
(0.62)%	2.23%	2.12%	(6.20)%	72%	$2,004
(0.42)%	2.26%	2.15%	5.86%	54%	$2,602
(0.42)%	2.31%	2.17%	16.52%	47%	$2,192
(0.76)%	2.32%	2.20%	28.95%	57%	$1,814

4.57%	1.04%	0.90%	13.77%	27%	$382
0.58%	1.02%	0.90%	15.95%	110%	$29

1.16%	1.39%	1.20%	13.66%	27%	$61,935
0.36%	1.39%	1.20%	19.00%	110%	$57,591
0.28%	1.39%	1.20%	(5.36)%	72%	$64,023
0.52%	1.34%	1.20%	6.88%	54%	$71,034
0.55%	1.39%	1.20%	17.62%	47%	$68,358
0.23%	1.40%	1.20%	30.21%	57%	$60,550

1.37%	1.14%	1.00%	13.70%	27%	$59,312
0.55%	1.14%	1.00%	13.70%	110%	$52,072
0.40%	1.14%	1.00%	(5.13)%	72%	$31,768
0.75%	1.07%	1.00%	7.05%	54%	$16,850
0.75%	1.13%	1.00%	17.88%	47%	$11,967
0.40%	1.14%	1.00%	30.54%	57%	$8,185

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo C&B Large Cap Value Fund (“C&B Large Cap Value Fund”), Wells Fargo Diversified Equity Fund (“Diversified Equity Fund”), Wells Fargo Emerging Growth Fund (“Emerging Growth Fund”), Wells Fargo Index Fund (“Index Fund”), Wells Fargo International Value Fund (“International Value Fund”), Wells Fargo Small Company Growth Fund (“Small Company Growth Fund”), and Wells Fargo Small Company Value Fund (“Small Company Value Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Class B shares of the respective Funds were converted to Class A shares on the close of business on the following dates and are no longer offered by the respective Funds. Information for Class B shares reflected in the financial statements represents activity through the date of conversion

Date of conversion
C&B Large Cap Value Fund	December 5, 2016
Index Fund	May 5, 2017
Small Company Growth Fund	December 5, 2016

Effective June 6, 2016, Class B shares of Diversified Equity Fund are no longer offered. Information for Class B shares reflected in the financial statements represents activity through June 6, 2016.

Each Fund, except Diversified Equity Fund, is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2017 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2017, the Funds own the following percentages of the affiliated Master Portfolios:

	C&B Large Cap Value Fund	Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund
Wells Fargo C&B Large Cap Value Portfolio	93%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Emerging Growth Portfolio	N/A	92%	N/A	N/A	N/A	N/A
Wells Fargo Index Portfolio	N/A	N/A	98%	N/A	N/A	N/A
Wells Fargo International Value Portfolio	N/A	N/A	N/A	95%	N/A	N/A
Wells Fargo Small Company Growth Portfolio	N/A	N/A	N/A	N/A	99%	N/A
Wells Fargo Small Company Value Portfolio	N/A	N/A	N/A	N/A	N/A	86%

Diversified Equity Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-style equity investment approach.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	53

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains
C&B Large Cap Value Fund	$306,060,271	$85,152,198	$0	$85,152,198
Diversified Equity Fund	142,917,340	37,632,353	0	37,632,353
Emerging Growth Fund	506,941,584	253,010,019	0	253,010,019
Index Fund	544,735,251	1,358,510,840	0	1,358,510,840
International Value Fund	707,498,661	89,071,796	0	89,071,796
Small Company Growth Fund	1,345,629,128	473,320,029	0	473,320,029
Small Company Value Fund	126,977,700	14,392,382	0	14,392,382

54	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. At May 31, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

			No expiration
	2018	2019	Short-term	Long-term
International Value Fund	$(31,783,032)	$(4,561,591)	$0	$(9,762,032)
Small Company Growth Fund	0	0	(65,147,877)	(42,576,110)
Small Company Value Fund	(60,390,637)	0	0	0

At May 31, 2017, late-year ordinary losses which were recognized on the first day of the current fiscal year were as follows:

Late-year ordinary loss
Emerging Growth Fund	$(2,168,727)
Small Company Growth Fund	(2,765,455)

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of affiliated Master Portfolio(s) of each Fund was as follows:

Aggregate value of affiliated Master Portfolio(s)
C&B Large Cap Value Fund	$391,212,469
Diversified Equity Fund	180,549,693
Emerging Growth Fund	759,951,603
Index Fund	1,903,246,091
International Value Fund	796,570,457
Small Company Growth Fund	1,818,949,157
Small Company Value Fund	141,370,082

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	55

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. For each Fund that continues to invest substantially all of its assets in a single affiliated Master Portfolio, each Fund pays Funds Management an investment management fee only for fund-level administrative services at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase. For Diversified Equity Fund which invests in multiple affiliated Master Portfolios, Funds Management receives a management fee for providing advisory and fund-level administrative services, including the determination of the asset allocations of its investments in the various affiliated Master Portfolios, at an annual rate starting at 0.30% and declining to 0.22% as the average daily net assets of Diversified Equity Fund increase. For the six months ended November 30, 2017, the management fee was equivalent to an annual rate for each Fund as follows:

Management fee
C&B Large Cap Value Fund	0.05%
Diversified Equity Fund	0.30
Emerging Growth Fund	0.05
Index Fund	0.05
International Value Fund	0.05
Small Company Growth Fund	0.05
Small Company Value Fund	0.05

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Funds, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

56	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

specific expenses. Net expenses from affiliated Master Portfolios are included in the expense caps. Funds Management has committed through September 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Class R6		Administrator Class	Institutional Class
C&B Large Cap Value Fund	1.08%[1]	1.83%[1]	0.65%		1.00%	0.75%[1]
Diversified Equity Fund	1.25	2.00	N/A		1.00	N/A
Emerging Growth Fund	1.35	2.10	N/A		1.20	0.90
Index Fund	0.45	1.20	N/A		0.25	N/A
International Value Fund	1.35	2.10	N/A		1.25	1.00
Small Company Growth Fund	1.35	2.10	0.90		1.20	0.95
Small Company Value Fund	1.35	2.10	0.90	[2]	1.20	1.00

[1]	Prior to October 1, 2017, the Fund’s expenses were capped as 1.15% for Class A shares, 1.90% for Class C shares, 0.70% for Class R6 shares, and 0.80% for Institutional Class shares.

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2017, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges. No contingent deferred sales charges were incurred by Class A shares for the six months ended November 30, 2017.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
C&B Large Cap Value Fund	$6,142	$145
Diversified Equity Fund	1,726	0
Emerging Growth Fund	702	0
Index Fund	3,200	0
International Value Fund	911	0
Small Company Growth Fund	2,463	13
Small Company Value Fund	179	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of the Index Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	57

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended November 30, 2017 were as follows:

	Purchases at cost		Sales proceeds
C&B Large Cap Value Fund	$79,019,708	*	$63,712,335	*
Diversified Equity Fund	66,361,918	**	124,821,385	**
Emerging Growth Fund	188,258,736	*	249,938,711	*
Index Fund	32,342,206	*	278,923,763	*
International Value Fund	63,168,217	*	41,229,150	*
Small Company Growth Fund	279,201,829	*	339,877,459	*
Small Company Value Fund	47,942,512	*	111,339,286	*

*	The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales.

**	The Fund seeks to achieve its investment objective by investing its investable assets in affiliated Master Portfolios in varying proportions. Purchases and sales related have been calculated by aggregating the results of multiplying the Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended November 30, 2017, there were no borrowings by the Funds under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Through their investments in affiliated Master Portfolio(s), Funds that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. REDEMPTION IN-KIND

After the close of business on July 15, 2016, Emerging Growth Fund redeemed assets through an in-kind redemption. In the redemption transaction, Emerging Growth Fund made a corresponding in-kind redemption from Wells Fargo Emerging Growth Portfolio which distributed securities to Emerging Growth Fund. These securities with a value of $80,953,334 along with cash in the amount of $2,716,932, were then in turn distributed to the shareholder. The redemption in-kind by a shareholder of Institutional Class represented 9.89% of Emerging Growth Fund and is reflected on the Statements of Changes in Net Assets.

58	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

10. SUBSEQUENT DISTRIBUTIONS

On December 11, 2017, the following Funds declared distributions from capital gains to shareholders of record on December 8, 2017. The per share amounts payable on December 12, 2017 were as follows:

	C&B Large Cap Value Fund	Diversified Equity Fund	Emerging Growth Fund	Index Fund
Short-term capital gains
Class A	$0.26241	$0.77127	$0.00262	$0.13113
Class C	0.26241	0.77127	0.00262	0.13113
Class R6	0.26241	N/A	N/A	N/A
Administrator Class	0.26241	0.77127	0.00262	0.13113
Institutional Class	0.26241	N/A	0.00262	N/A
Long-term capital gains
Class A	$1.26875	$6.03948	$1.94850	$11.32787
Class C	1.26875	6.03948	1.94850	11.32787
Class R6	1.26875	N/A	N/A	N/A
Administrator Class	1.26875	6.03948	1.94850	11.32787
Institutional Class	1.26875	N/A	1.94850	N/A

On December 19, 2017, the following Funds declared distributions from net investment income to shareholders of record on December 18, 2017. The per share amounts payable on December 20, 2017 were as follows:

	C&B Large Cap Value Fund	Diversified Equity Fund	Index Fund	Small Company Value Fund
Net investment income
Class A	$0.06367	$0.16817	$1.02361	$0.08279
Class C	N/A	0.00387	0.47842	N/A
Class R6	0.12225	N/A	N/A	0.18575
Administrator Class	0.08433	0.22927	1.13445	0.12834
Institutional Class	0.11139	N/A	N/A	0.18165

These distributions are not reflected in the accompanying financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	59

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.04%

Consumer Discretionary: 15.59%

Hotels, Restaurants & Leisure: 2.63%
Brinker International Incorporated «	86,400	$3,173,472
Carnival Corporation	120,900	7,935,876

		11,109,348

Household Durables: 2.48%
Whirlpool Corporation	62,000	10,451,340

Media: 5.34%
Omnicom Group Incorporated	162,500	11,609,000
Twenty-First Century Fox Incorporated Class A	341,100	10,894,734

		22,503,734

Textiles, Apparel & Luxury Goods: 5.14%
Gildan Activewear Incorporated	389,700	12,369,078
HanesBrands Incorporated «	445,900	9,314,851

		21,683,929

Consumer Staples: 3.65%

Beverages: 1.37%
Diageo plc ADR	41,700	5,774,199

Personal Products: 0.92%
Unilever NV ADR «	67,000	3,868,580

Tobacco: 1.36%
Philip Morris International	55,800	5,733,450

Energy: 5.67%

Energy Equipment & Services: 1.77%
Schlumberger Limited	118,400	7,441,440

Oil, Gas & Consumable Fuels: 3.90%
Exxon Mobil Corporation	127,700	10,636,133
World Fuel Services Corporation	207,300	5,818,911

		16,455,044

Financials: 28.59%

Banks: 6.51%
Bank of America Corporation	223,900	6,307,263
JPMorgan Chase & Company	126,300	13,200,876
PNC Financial Services Group Incorporated	56,600	7,955,696

		27,463,835

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 7.92%
Brookfield Asset Management Incorporated Class A	255,900	$10,619,850
Intercontinental Exchange Incorporated	165,800	11,846,410
State Street Corporation	114,700	10,936,645

		33,402,905

Consumer Finance: 1.85%
Synchrony Financial	217,600	7,809,664

Diversified Financial Services: 2.77%
Berkshire Hathaway Incorporated Class B †	60,500	11,677,105

Insurance: 9.54%
Chubb Limited	67,200	10,221,792
FNF Group	229,200	9,273,432
Markel Corporation †	3,911	4,329,086
RenaissanceRe Holdings Limited	68,500	9,086,525
The Progressive Corporation	137,100	7,290,978

		40,201,813

Health Care: 14.10%

Health Care Equipment & Supplies: 3.93%
Abbott Laboratories	174,900	9,859,113
Becton Dickinson & Company	29,500	6,732,195

		16,591,308

Health Care Providers & Services: 6.16%
Cardinal Health Incorporated	106,800	6,321,492
Laboratory Corporation of America Holdings †	64,300	10,176,761
UnitedHealth Group Incorporated	41,500	9,469,055

		25,967,308

Pharmaceuticals: 4.01%
Allergan plc	60,700	10,551,481
Johnson & Johnson	45,500	6,339,515

		16,890,996

Industrials: 13.37%

Air Freight & Logistics: 2.33%
United Parcel Service Incorporated Class B	81,000	9,837,450

Building Products: 1.98%
Johnson Controls International plc	221,700	8,344,788

Electrical Equipment: 3.39%
AMETEK Incorporated	87,800	6,382,182
Eaton Corporation plc	101,700	7,910,226

		14,292,408

Machinery: 2.65%
Snap-on Incorporated	65,900	11,165,437

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	61

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Trading Companies & Distributors: 3.02%
AerCap Holdings NV †		244,900	$12,727,453

Information Technology: 6.83%

Electronic Equipment, Instruments & Components: 2.92%
Arrow Electronics Incorporated †		93,000	7,507,890
TE Connectivity Limited		50,600	4,778,664

			12,286,554

IT Services: 2.83%
Accenture plc Class A		40,300	5,964,803
Alliance Data Systems Corporation		25,000	5,981,750

			11,946,553

Semiconductors & Semiconductor Equipment: 1.08%
Analog Devices Incorporated		53,002	4,564,002

Materials: 4.78%

Chemicals: 0.99%
Axalta Coating Systems Limited †		132,600	4,198,116

Containers & Packaging: 3.79%
Ball Corporation		193,700	7,730,567
Crown Holdings Incorporated †		138,200	8,254,686

			15,985,253

Real Estate: 1.46%

Real Estate Management & Development: 1.46%
CBRE Group Incorporated Class A †		142,300	6,170,128

Total Common Stocks (Cost $295,034,960)			396,544,140

	Yield
Short-Term Investments: 8.70%

Investment Companies: 8.70%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	13,372,004	13,373,341
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	23,303,022	23,303,022

Total Short-Term Investments (Cost $36,676,314)			36,676,363

Total investments in securities (Cost $331,711,274)	102.74%	433,220,503
Other assets and liabilities, net	(2.74)	(11,556,070)

Total net assets	100.00%	$421,664,433

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	24,100,596	90,970,022	101,698,614	13,372,004	$(35)	$(2)	$28,015	$13,373,341
Wells Fargo Government Money Market Fund Select Class	12,499,686	77,943,849	67,140,513	23,303,022	0	0	103,323	23,303,022

					$(35)	$(2)	$131,338	$36,676,363	8.70%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	63

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.97%

Consumer Discretionary: 14.43%

Auto Components: 0.75%
Lear Corporation	3,877	$701,311

Automobiles: 0.64%
General Motors Company	13,710	590,764

Hotels, Restaurants & Leisure: 0.94%
Marriott International Incorporated Class A	1,910	242,570
Norwegian Cruise Line Holdings Limited †	6,616	358,323
Royal Caribbean Cruises Limited	2,220	275,014

		875,907

Household Durables: 0.68%
Mohawk Industries Incorporated †	2,240	633,046

Internet & Direct Marketing Retail: 5.50%
Amazon.com Incorporated †	3,490	4,106,858
Netflix Incorporated †	2,930	549,609
The Priceline Group Incorporated †	270	469,722

		5,126,189

Media: 0.91%
Comcast Corporation Class A	14,909	559,684
Live Nation Incorporated †	6,390	289,978

		849,662

Multiline Retail: 1.81%
Dollar Tree Incorporated †	11,060	1,136,526
Target Corporation	9,170	549,283

		1,685,809

Specialty Retail: 3.20%
Burlington Stores Incorporated †	2,480	263,798
Lowe’s Companies Incorporated	6,827	569,167
The Home Depot Incorporated	9,539	1,715,303
The TJX Companies Incorporated	5,747	434,186

		2,982,454

Consumer Staples: 3.33%

Beverages: 0.69%
Constellation Brands Incorporated Class A	2,960	644,066

Food & Staples Retailing: 1.81%
Costco Wholesale Corporation	3,160	582,799
Sysco Corporation	8,570	494,746
Wal-Mart Stores Incorporated	6,243	607,007

		1,684,552

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Personal Products: 0.83%
The Estee Lauder Companies Incorporated Class A	6,170	$770,201

Energy: 2.44%

Oil, Gas & Consumable Fuels: 2.44%
Chevron Corporation	4,145	493,214
Concho Resources Incorporated †	5,550	776,223
Exxon Mobil Corporation	5,209	433,858
Valero Energy Corporation	6,634	568,003

		2,271,298

Financials: 8.42%

Banks: 2.13%
Bank of America Corporation	21,062	593,317
Citizens Financial Group Incorporated	13,310	541,717
JPMorgan Chase & Company	6,850	715,962
Webster Financial Corporation	2,250	129,083

		1,980,079

Capital Markets: 4.82%
CME Group Incorporated	7,200	1,076,688
MarketAxess Holdings Incorporated	2,190	427,641
Morgan Stanley	17,110	883,047
Raymond James Financial Incorporated	11,371	1,004,059
TD Ameritrade Holding Corporation	3,210	164,256
The Charles Schwab Corporation	19,250	939,208

		4,494,899

Insurance: 1.47%
Lincoln National Corporation	7,620	583,311
Prudential Financial Incorporated	4,949	573,292
The Progressive Corporation	3,990	212,188

		1,368,791

Health Care: 11.98%

Biotechnology: 2.77%
Amgen Incorporated	2,723	478,322
BioMarin Pharmaceutical Incorporated †	3,110	266,838
Exelixis Incorporated †	4,220	114,278
Gilead Sciences Incorporated	6,031	450,998
Incyte Corporation †	1,250	123,738
Neurocrine Biosciences Incorporated †	2,220	159,596
Vertex Pharmaceuticals Incorporated †	6,860	989,829

		2,583,599

Health Care Equipment & Supplies: 2.71%
Abbott Laboratories	10,163	572,888
Boston Scientific Corporation †	25,300	664,884

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	65

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corporation †	6,800	$796,960
Intuitive Surgical Incorporated †	420	167,908
Stryker Corporation	850	132,600
West Pharmaceutical Services Incorporated	1,860	185,870

		2,521,110

Health Care Providers & Services: 2.37%
Aetna Incorporated	4,329	779,999
Centene Corporation †	7,108	725,656
UnitedHealth Group Incorporated	3,099	707,099

		2,212,754

Health Care Technology: 0.21%
Veeva Systems Incorporated Class A †	3,200	192,672

Life Sciences Tools & Services: 1.17%
Agilent Technologies Incorporated	11,175	773,757
PRA Health Sciences Incorporated †	3,850	317,125

		1,090,882

Pharmaceuticals: 2.75%
Bristol-Myers Squibb Company	7,440	470,134
Johnson & Johnson	4,009	558,574
Merck & Company Incorporated	6,969	385,177
Zoetis Incorporated	15,892	1,148,833

		2,562,718

Industrials: 12.01%

Aerospace & Defense: 1.81%
Northrop Grumman Corporation	2,184	671,362
Raytheon Company	1,980	378,477
The Boeing Company	2,310	639,408

		1,689,247

Air Freight & Logistics: 0.91%
FedEx Corporation	3,530	817,054
XPO Logistics Incorporated †	430	33,983

		851,037

Airlines: 0.86%
Delta Air Lines Incorporated	9,410	497,977
Southwest Airlines Company	5,003	303,532

		801,509

Commercial Services & Supplies: 1.46%
KAR Auction Services Incorporated	9,521	479,573
Waste Connections Incorporated	12,810	881,712

		1,361,285

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Construction & Engineering: 0.57%
EMCOR Group Incorporated	6,534	$527,751

Electrical Equipment: 0.44%
Rockwell Automation Incorporated	2,130	411,260

Industrial Conglomerates: 0.98%
3M Company	1,940	471,692
Honeywell International Incorporated	2,810	438,248

		909,940

Machinery: 2.46%
Cummins Incorporated	3,340	559,116
Fortive Corporation	7,785	581,150
Nordson Corporation	520	66,747
Stanley Black & Decker Incorporated	3,572	605,918
The Toro Company	7,257	473,519

		2,286,450

Professional Services: 0.24%
IHS Markit Limited †	2,120	94,594
TransUnion †	2,380	132,138

		226,732

Road & Rail: 2.28%
CSX Corporation	4,369	243,572
Norfolk Southern Corporation	4,000	554,520
Union Pacific Corporation	10,470	1,324,455

		2,122,547

Information Technology: 40.29%

Electronic Equipment, Instruments & Components: 1.32%
CDW Corporation of Delaware	9,995	699,750
Jabil Circuit Incorporated	18,239	526,195

		1,225,945

Internet Software & Services: 10.78%
Alibaba Group Holding Limited ADR †	1,040	184,163
Alphabet Incorporated Class A †	2,794	2,895,059
Alphabet Incorporated Class C †	1,790	1,828,324
CoStar Group Incorporated †	740	225,678
eBay Incorporated †	8,560	296,775
Facebook Incorporated Class A †	21,080	3,734,954
LogMeIn Incorporated	2,930	348,670
MercadoLibre Incorporated	830	228,366
Shopify Incorporated Class A «†	2,880	299,002

		10,040,991

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	67

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

IT Services: 7.07%
Euronet Worldwide Incorporated †	3,420	$312,417
Global Payments Incorporated	1,760	176,986
MasterCard Incorporated Class A	12,660	1,904,950
PayPal Holdings Incorporated †	18,340	1,388,888
Square Incorporated Class A «†	14,300	560,846
Switch Incorporated «†	6,198	106,234
Visa Incorporated Class A	18,980	2,136,958

		6,587,279

Semiconductors & Semiconductor Equipment: 7.22%
Broadcom Limited	4,931	1,370,522
Intel Corporation	11,896	533,417
Microchip Technology Incorporated	21,529	1,872,808
NVIDIA Corporation	4,980	999,536
ON Semiconductor Corporation †	26,409	530,293
Texas Instruments Incorporated	14,550	1,415,570

		6,722,146

Software: 10.47%
Activision Blizzard Incorporated	8,290	517,296
Adobe Systems Incorporated †	5,761	1,045,449
Electronic Arts Incorporated †	5,803	617,149
Microsoft Corporation	43,562	3,666,613
Proofpoint Incorporated †	2,520	226,926
PTC Incorporated †	1,140	72,595
Salesforce.com Incorporated †	8,824	920,520
ServiceNow Incorporated †	7,480	920,040
Splunk Incorporated †	2,488	199,264
Take-Two Interactive Software Incorporated †	1,770	197,444
The Ultimate Software Group Incorporated †	2,456	518,290
VMware Incorporated Class A «†	7,103	853,141

		9,754,727

Technology Hardware, Storage & Peripherals: 3.43%
Apple Incorporated	10,852	1,864,916
HP Incorporated	26,561	569,733
NetApp Incorporated	13,480	761,755

		3,196,404

Materials: 4.00%

Chemicals: 3.24%
DowDuPont Incorporated	8,615	619,935
Ecolab Incorporated	7,940	1,079,205
Praxair Incorporated	8,580	1,320,634

		3,019,774

Containers & Packaging: 0.76%
Avery Dennison Corporation	6,182	705,490

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Real Estate: 1.50%

Equity REITs: 1.50%
American Tower Corporation		5,841	$840,696
Prologis Incorporated		8,353	553,210

			1,393,906

Utilities: 0.57%

Multi-Utilities: 0.57%
CenterPoint Energy Incorporated		17,706	531,357

Total Common Stocks (Cost $55,648,651)			92,188,540

	Yield
Short-Term Investments: 2.04%

Investment Companies: 2.04%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	1,113,802	1,113,913
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	784,307	784,307

Total Short-Term Investments (Cost $1,898,210)			1,898,220

Total investments in securities (Cost $57,546,861)	101.01%	94,086,760
Other assets and liabilities, net	(1.01)	(940,136)

Total net assets	100.00%	$93,146,624

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliates securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,105,508	15,226,727	15,218,433	1,113,802	$36	$(16)	$2,447	$1,113,913
Wells Fargo Government Money Market Fund Select Class	568,057	13,002,952	12,786,702	784,307	0	0	4,485	784,307

					$36	$(16)	$6,932	$1,898,220	2.04%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	69

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.85%

Consumer Discretionary: 13.25%

Auto Components: 2.43%
Cooper-Standard Holdings Incorporated †	93,660	$11,807,716
LCI Industries	63,630	8,329,167

		20,136,883

Diversified Consumer Services: 1.93%
Chegg Incorporated «†	439,414	6,683,487
Grand Canyon Education Incorporated †	98,160	9,321,274

		16,004,761

Hotels, Restaurants & Leisure: 2.89%
Dave & Buster’s Entertainment Incorporated †	11,800	625,754
Planet Fitness Incorporated Class A	371,991	12,041,349
Playa Hotels & Resorts NV †	427,900	4,552,856
Wingstop Incorporated «	171,498	6,721,007

		23,940,966

Leisure Products: 0.56%
MCBC Holdings Incorporated †	198,706	4,689,462

Media: 1.26%
Nexstar Broadcasting Group Incorporated «	153,800	10,443,020

Multiline Retail: 1.27%
Ollie’s Bargain Outlet Holdings Incorporated †	221,660	10,517,767

Specialty Retail: 2.91%
Camping World Holdings Incorporated Class A	101,844	4,721,488
Five Below Incorporated †	43,897	2,712,835
Lithia Motors Incorporated Class A	126,630	14,852,433
National Vision Holdings Incorporated †	57,166	1,863,040

		24,149,796

Energy: 1.60%

Oil, Gas & Consumable Fuels: 1.60%
Matador Resources Company †	148,536	4,248,130
PDC Energy Incorporated †	59,190	2,719,781
RSP Permian Incorporated †	172,658	6,341,728

		13,309,639

Financials: 3.95%

Capital Markets: 1.45%
MarketAxess Holdings Incorporated	13,181	2,573,854
Stifel Financial Corporation	168,000	9,448,320

		12,022,174

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Insurance: 1.29%
Kinsale Capital Group Incorporated	239,230	$10,667,266

Thrifts & Mortgage Finance: 1.21%
LendingTree Incorporated †	33,332	10,064,597

Health Care: 22.32%

Biotechnology: 7.01%
Clovis Oncology Incorporated †	119,000	7,481,530
Exact Sciences Corporation †	108,800	6,471,424
Ligand Pharmaceuticals Incorporated †	152,501	20,107,257
Portola Pharmaceuticals Incorporated †	33,500	1,692,671
Repligen Corporation †	417,180	14,789,031
Sarepta Therapeutics Incorporated «†	73,247	4,077,660
Spark Therapeutics Incorporated †	47,985	3,513,942

		58,133,515

Health Care Equipment & Supplies: 10.19%
Axogen Incorporated †	199,507	5,326,837
Cantel Medical Corporation	63,800	6,793,424
Glaukos Corporation «†	97,759	2,617,008
Heska Corporation †	43,600	3,742,188
Inogen Incorporated †	136,750	17,605,195
Integra LifeSciences Holdings Corporation †	291,040	14,150,365
iRhythm Technologies Incorporated †	156,112	8,664,216
Merit Medical Systems Incorporated †	107,400	4,666,530
Nevro Corporation †	182,355	13,643,801
NxStage Medical Incorporated †	285,170	7,326,017

		84,535,581

Health Care Providers & Services: 2.60%
HealthEquity Incorporated †	287,112	14,892,499
Teladoc Incorporated «†	179,479	6,658,671

		21,551,170

Health Care Technology: 0.60%
Vocera Communications Incorporated †	171,200	5,016,160

Pharmaceuticals: 1.92%
Dova Pharmaceuticals Incorporated «†	163,989	4,898,351
Kala Pharmaceuticals Incorporated †	119,217	2,283,006
Optinose Incorporated †	150,227	2,867,833
Supernus Pharmaceuticals Incorporated †	154,700	5,847,660

		15,896,850

Industrials: 21.82%

Aerospace & Defense: 1.74%
HEICO Corporation «	9,025	815,499
Mercury Computer Systems Incorporated †	260,745	13,608,282

		14,423,781

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	71

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Airlines: 1.01%
SkyWest Incorporated	160,930	$8,376,407

Building Products: 1.53%
Apogee Enterprises Incorporated	185,460	9,278,564
JELD-WEN Holding Incorporated †	85,966	3,362,130

		12,640,694

Commercial Services & Supplies: 1.26%
Advanced Disposal Services Incorporated †	265,322	6,189,962
Healthcare Services Group Incorporated	81,700	4,242,681

		10,432,643

Construction & Engineering: 3.23%
Dycom Industries Incorporated †	91,430	9,816,839
Granite Construction Incorporated	104,450	6,932,347
MasTec Incorporated †	223,700	10,032,945

		26,782,131

Machinery: 5.73%
John Bean Technologies Corporation	156,890	18,787,578
Milacron Holdings Corporation †	517,128	9,116,967
Mueller Water Products Incorporated Class A	410,420	5,126,146
REV Group Incorporated	155,983	4,259,896
Rexnord Corporation †	410,110	10,219,941

		47,510,528

Professional Services: 5.54%
On Assignment Incorporated †	402,943	25,772,234
WageWorks Incorporated †	314,864	20,198,526

		45,970,760

Road & Rail: 0.15%
Daseke Incorporated †	98,413	1,248,861

Trading Companies & Distributors: 1.63%
Beacon Roofing Supply Incorporated †	122,110	7,824,809
BMC Stock Holdings Incorporated †	247,560	5,718,636

		13,543,445

Information Technology: 34.53%

Communications Equipment: 0.26%
Quantenna Communications Incorporated «†	173,722	2,124,620

Electronic Equipment, Instruments & Components: 1.48%
Littelfuse Incorporated	60,740	12,324,146

Internet Software & Services: 13.05%
2U Incorporated †	185,250	11,874,525
Alarm.com Holdings Incorporated †	91,900	3,766,981

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Internet Software & Services (continued)
Coupa Software Incorporated †	153,174	$5,426,955
Envestnet Incorporated †	318,792	15,668,627
Five9 Incorporated †	546,500	13,394,715
GrubHub Incorporated «†	49,200	3,323,952
LogMeIn Incorporated	105,520	12,556,880
MongoDB Incorporated †	6,306	179,910
Q2 Holdings Incorporated †	607,743	25,434,045
Sendgrid Incorporated †	200,073	4,193,530
SPS Commerce Incorporated †	133,938	6,758,511
Wix.com Limited †	102,510	5,627,799

		108,206,430

IT Services: 3.32%
InterXion Holding NV †	426,820	24,640,319
Switch Incorporated †	169,750	2,909,515

		27,549,834

Semiconductors & Semiconductor Equipment: 4.42%
Aquantia Corporation †	71,210	850,960
MaxLinear Incorporated Class A †	274,278	7,243,682
Microsemi Corporation †	144,150	7,618,328
Monolithic Power Systems Incorporated	113,380	13,418,523
Semtech Corporation †	220,000	7,491,000

		36,622,493

Software: 12.00%
Altair Engineering Incorporated †	39,636	887,450
BlackLine Incorporated †	133,703	4,902,889
CyberArk Software Limited †	53,610	2,522,887
Forescout Technologies Incorporated †	32,754	790,026
HubSpot Incorporated †	169,976	13,759,557
Paycom Software Incorporated †	92,930	7,620,260
Paylocity Holding Corporation †	104,393	4,816,693
Proofpoint Incorporated †	250,230	22,533,212
Rapid7 Incorporated †	107,554	2,033,846
RealPage Incorporated †	237,500	10,770,625
RingCentral Incorporated Class A †	218,160	10,286,244
Sailpoint Technologies Holding †	116,005	1,705,274
Talend SA ADR †	246,778	9,863,717
Zendesk Incorporated †	207,800	6,984,152

		99,476,832

Materials: 0.38%

Chemicals: 0.38%
PQ Group Holdings Incorporated †	190,400	3,141,600

Total Common Stocks (Cost $524,202,862)		811,454,812

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	73

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Exchange-Traded Funds: 1.03%
iShares Russell 2000 Growth Index ETF «		45,600	$8,516,712

Total Exchange-Traded Funds (Cost $8,199,582)			8,516,712

	Yield
Short-Term Investments: 5.97%

Investment Companies: 5.97%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	37,024,970	37,028,672
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	12,485,937	12,485,937

Total Short-Term Investments (Cost $49,511,794)			49,514,609

Total investments in securities (Cost $581,914,238) *	104.85%	869,486,133
Other assets and liabilities, net	(4.85)	(40,254,514)

Total net assets	100.00%	$829,231,619

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliates securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	57,161,425	204,685,027	224,821,482	37,024,970	$3,355	$(2,900)	$244,346	$37,028,672
Wells Fargo Government Money Market Fund Select Class	13,424,042	140,959,230	141,897,335	12,485,937	0	0	53,739	12,485,937

					$3,355	$(2,900)	$298,085	$49,514,609	5.97%

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.98%

Consumer Discretionary: 11.87%

Auto Components: 0.20%
BorgWarner Incorporated	16,701	$929,912
Delphi Automotive plc	22,462	2,351,098
The Goodyear Tire & Rubber Company	21,193	686,017

		3,967,027

Automobiles: 0.49%
Ford Motor Company	329,227	4,121,922
General Motors Company	110,397	4,757,007
Harley-Davidson Incorporated «	14,360	720,872

		9,599,801

Distributors: 0.11%
Genuine Parts Company	12,360	1,149,109
LKQ Corporation †	25,999	1,024,881

		2,173,990

Diversified Consumer Services: 0.02%
H&R Block Incorporated	17,598	460,716

Hotels, Restaurants & Leisure: 1.84%
Carnival Corporation	34,330	2,253,421
Chipotle Mexican Grill Incorporated †	2,112	642,872
Darden Restaurants Incorporated	10,552	889,745
Hilton Worldwide Holdings Incorporated	17,193	1,333,489
Marriott International Incorporated Class A	26,333	3,344,291
McDonald’s Corporation	68,183	11,725,431
MGM Resorts International	43,576	1,486,813
Norwegian Cruise Line Holdings Limited †	14,981	811,371
Royal Caribbean Cruises Limited	14,483	1,794,154
Starbucks Corporation	121,543	7,027,616
Wyndham Worldwide Corporation	8,652	972,398
Wynn Resorts Limited	6,734	1,064,511
Yum! Brands Incorporated	29,022	2,422,466

		35,768,578

Household Durables: 0.42%
D.R. Horton Incorporated	28,670	1,462,170
Garmin Limited	9,341	579,889
Leggett & Platt Incorporated	11,135	537,152
Lennar Corporation Class A	17,104	1,073,789
Lennar Corporation Class B	1	26
Mohawk Industries Incorporated †	5,319	1,503,203
Newell Rubbermaid Incorporated	41,255	1,277,667
Pulte Group Incorporated	23,365	797,447
Whirlpool Corporation	6,143	1,035,526

		8,266,869

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	75

INDEX PORTFOLIO

Security name	Shares	Value

Internet & Direct Marketing Retail: 2.83%
Amazon.com Incorporated †	33,563	$39,495,260
Expedia Incorporated	10,284	1,259,790
Netflix Incorporated †	36,343	6,817,220
The Priceline Group Incorporated †	4,130	7,185,002
TripAdvisor Incorporated †	9,118	315,665

		55,072,937

Leisure Products: 0.07%
Hasbro Incorporated	9,581	891,225
Mattel Incorporated «	28,850	526,513

		1,417,738

Media: 2.64%
CBS Corporation Class B	30,645	1,717,959
Charter Communications Incorporated Class A †	16,932	5,523,388
Comcast Corporation Class A	395,962	14,864,413
Discovery Communications Incorporated Class A †	12,958	246,461
Discovery Communications Incorporated Class C †	17,107	309,295
DISH Network Corporation Class A †	19,165	970,707
Interpublic Group of Companies Incorporated	33,104	654,797
News Corporation Class A	32,171	519,883
News Corporation Class B	10,251	168,116
Omnicom Group Incorporated	19,424	1,387,651
Scripps Networks Interactive Incorporated Class A	8,078	661,104
The Walt Disney Company	129,925	13,618,739
Time Warner Incorporated	65,473	5,991,434
Twenty-First Century Fox Incorporated Class A	88,599	2,829,852
Twenty-First Century Fox Incorporated Class B	36,969	1,151,584
Viacom Incorporated Class B	29,691	840,849

		51,456,232

Multiline Retail: 0.44%
Dollar General Corporation	21,929	1,931,506
Dollar Tree Incorporated †	19,937	2,048,726
Kohl’s Corporation	14,191	680,742
Macy’s Incorporated	25,637	610,161
Nordstrom Incorporated «	9,795	445,183
Target Corporation	45,976	2,753,962

		8,470,280

Specialty Retail: 2.15%
Advance Auto Parts Incorporated	6,218	628,018
AutoZone Incorporated †	2,360	1,620,754
Best Buy Company Incorporated	22,334	1,331,330
CarMax Incorporated †	15,425	1,062,937
Foot Locker Incorporated	10,438	447,164
L Brands Incorporated	21,007	1,177,862
Lowe’s Companies Incorporated	71,064	5,924,606
O’Reilly Automotive Incorporated †	7,409	1,750,080

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value

Specialty Retail (continued)
Ross Stores Incorporated	32,760	$2,490,743
Signet Jewelers Limited «	5,089	266,104
The Gap Incorporated	18,486	597,283
The Home Depot Incorporated	99,229	17,843,359
The TJX Companies Incorporated	53,560	4,046,458
Tiffany & Company	8,594	812,133
Tractor Supply Company	10,665	727,780
ULTA Beauty Incorporated †	4,913	1,089,261

		41,815,872

Textiles, Apparel & Luxury Goods: 0.66%
HanesBrands Incorporated	30,681	640,926
Michael Kors Holdings Limited †	12,762	745,811
Nike Incorporated Class B	110,604	6,682,694
PVH Corporation	6,517	876,862
Ralph Lauren Corporation	4,662	443,589
Tapestry Incorporated	23,787	991,680
Under Armour Incorporated Class A «†	15,569	206,912
Under Armour Incorporated Class C «†	15,668	186,919
VF Corporation	27,501	2,006,473

		12,781,866

Consumer Staples: 7.95%

Beverages: 1.94%
Brown-Forman Corporation Class B	16,484	985,743
Constellation Brands Incorporated Class A	14,470	3,148,527
Dr Pepper Snapple Group Incorporated	15,297	1,379,636
Molson Coors Brewing Company Class B	15,547	1,214,221
Monster Beverage Corporation †	34,913	2,187,998
PepsiCo Incorporated	120,247	14,011,180
The Coca-Cola Company	323,136	14,789,935

		37,717,240

Food & Staples Retailing: 1.79%
Costco Wholesale Corporation	36,919	6,808,971
CVS Health Corporation	85,571	6,554,739
Sysco Corporation	40,881	2,360,060
The Kroger Company	75,536	1,953,361
Wal-Mart Stores Incorporated	123,212	11,979,903
Walgreens Boots Alliance Incorporated	73,083	5,317,519

		34,974,553

Food Products: 1.23%
Archer Daniels Midland Company	47,353	1,888,438
Campbell Soup Company	16,327	804,921
ConAgra Foods Incorporated	34,989	1,306,139
General Mills Incorporated	48,578	2,747,572
Hormel Foods Corporation	22,691	827,087

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	77

INDEX PORTFOLIO

Security name	Shares	Value

Food Products (continued)
Kellogg Company	20,918	$1,383,935
McCormick & Company Incorporated	10,010	1,022,822
Mondelez International Incorporated Class A	126,908	5,449,430
The Hershey Company	11,895	1,319,512
The J.M. Smucker Company	9,561	1,115,482
The Kraft Heinz Company	50,249	4,088,761
Tyson Foods Incorporated Class A	24,350	2,002,788

		23,956,887

Household Products: 1.58%
Church & Dwight Company Incorporated	21,003	989,031
Colgate-Palmolive Company	74,147	5,371,950
Kimberly-Clark Corporation	29,740	3,561,662
The Clorox Company	10,865	1,513,386
The Procter & Gamble Company	214,652	19,316,533

		30,752,562

Personal Products: 0.16%
Coty Incorporated Class A «	39,704	684,100
The Estee Lauder Companies Incorporated Class A	18,845	2,352,421

		3,036,521

Tobacco: 1.25%
Altria Group Incorporated	161,499	10,954,477
Philip Morris International	130,739	13,433,432

		24,387,909

Energy: 5.73%

Energy Equipment & Services: 0.73%
Baker Hughes Incorporated	36,030	1,071,172
Halliburton Company	73,054	3,052,196
Helmerich & Payne Incorporated «	9,140	535,421
National Oilwell Varco Incorporated	31,991	1,073,298
Schlumberger Limited	116,962	7,351,062
TechnipFMC plc	36,970	1,058,821

		14,141,970

Oil, Gas & Consumable Fuels: 5.00%
Anadarko Petroleum Corporation	47,168	2,268,309
Andeavor Corporation	12,151	1,281,566
Apache Corporation	32,066	1,341,321
Cabot Oil & Gas Corporation	38,931	1,127,052
Chesapeake Energy Corporation «†	76,438	311,103
Chevron Corporation	159,515	18,980,690
Cimarex Energy Company	8,020	931,202
Concho Resources Incorporated †	12,518	1,750,767
ConocoPhillips	102,439	5,212,096
Devon Energy Corporation	44,252	1,705,030

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Incorporated	48,608	$4,973,571
EQT Corporation	20,186	1,203,086
Exxon Mobil Corporation	356,680	29,707,877
Hess Corporation	22,747	1,043,632
Kinder Morgan Incorporated	161,611	2,784,558
Marathon Oil Corporation	71,550	1,061,802
Marathon Petroleum Corporation	42,615	2,668,977
Newfield Exploration Company †	16,768	518,634
Noble Energy Incorporated	40,956	1,077,143
Occidental Petroleum Corporation	64,360	4,537,380
ONEOK Incorporated	31,979	1,659,710
Phillips 66 Company	36,168	3,528,550
Pioneer Natural Resources Company	14,318	2,234,181
Range Resources Corporation	19,007	342,506
The Williams Companies Incorporated	69,585	2,021,444
Valero Energy Corporation	37,178	3,183,180

		97,455,367

Financials: 14.46%

Banks: 6.41%
Bank of America Corporation	825,947	23,266,927
BB&T Corporation	68,023	3,361,697
Citigroup Incorporated	229,345	17,315,548
Citizens Financial Group Incorporated	42,145	1,715,302
Comerica Incorporated	14,808	1,233,654
Fifth Third Bancorp	62,015	1,892,078
Huntington Bancshares Incorporated	91,754	1,321,258
JPMorgan Chase & Company	296,215	30,960,392
KeyCorp	91,546	1,737,543
M&T Bank Corporation	12,789	2,160,702
People’s United Financial Incorporated	28,986	551,314
PNC Financial Services Group Incorporated	40,338	5,669,909
Regions Financial Corporation	100,598	1,668,921
SunTrust Banks Incorporated	40,400	2,489,852
US Bancorp	133,768	7,377,305
Wells Fargo & Company (l)	376,065	21,236,391
Zions Bancorporation	17,018	843,242

		124,802,035

Capital Markets: 2.99%
Affiliated Managers Group Incorporated	4,711	935,934
Ameriprise Financial Incorporated	12,622	2,060,289
Bank of New York Mellon Corporation	86,968	4,760,628
BlackRock Incorporated	10,434	5,229,416
CBOE Holdings Incorporated	9,493	1,171,721
CME Group Incorporated	28,612	4,278,638
E*TRADE Financial Corporation †	23,153	1,114,585
Franklin Resources Incorporated	27,698	1,200,708
Intercontinental Exchange Incorporated	49,538	3,539,490
Invesco Limited	34,248	1,238,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	79

INDEX PORTFOLIO

Security name	Shares	Value

Capital Markets (continued)
Moody’s Corporation	13,988	$2,123,658
Morgan Stanley	119,040	6,143,654
Northern Trust Corporation	18,079	1,767,765
Raymond James Financial Incorporated	10,802	953,817
S&P Global Incorporated	21,633	3,579,829
State Street Corporation	31,478	3,001,427
T. Rowe Price Group Incorporated	20,233	2,082,380
The Charles Schwab Corporation	100,323	4,894,759
The Goldman Sachs Group Incorporated	30,286	7,500,025
The NASDAQ OMX Group Incorporated	9,828	777,984

		58,355,457

Consumer Finance: 0.75%
American Express Company	61,761	6,034,667
Capital One Financial Corporation	40,716	3,745,872
Discover Financial Services	31,343	2,212,816
Navient Corporation	23,073	290,951
Synchrony Financial	62,932	2,258,629

		14,542,935

Diversified Financial Services: 1.64%
Berkshire Hathaway Incorporated Class B †	161,970	31,261,830
Leucadia National Corporation	26,654	701,267

		31,963,097

Insurance: 2.67%
AFLAC Incorporated	33,269	2,915,695
American International Group Incorporated	76,046	4,559,718
Aon plc	21,409	3,001,970
Arthur J. Gallagher & Company	15,166	998,378
Assurant Incorporated	4,536	457,546
Brighthouse Financial Incorporated †	8,066	474,200
Chubb Limited	39,177	5,959,213
Cincinnati Financial Corporation	12,561	938,684
Everest Reinsurance Group Limited	3,457	759,157
Lincoln National Corporation	18,648	1,427,504
Loews Corporation	23,234	1,168,206
Marsh & McLennan Companies Incorporated	43,143	3,620,992
MetLife Incorporated	89,469	4,802,696
Principal Financial Group Incorporated	22,621	1,601,341
Prudential Financial Incorporated	35,944	4,163,753
The Allstate Corporation	30,418	3,122,712
The Hartford Financial Services Group Incorporated	30,666	1,761,455
The Progressive Corporation	48,983	2,604,916
The Travelers Companies Incorporated	23,228	3,149,020
Torchmark Corporation	9,106	809,068
Unum Group	18,997	1,075,610
Willis Towers Watson plc	11,304	1,817,683
XL Group Limited	21,713	842,899

		52,032,416

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value

Health Care: 13.77%

Biotechnology: 2.73%
AbbVie Incorporated	134,186	$13,005,307
Alexion Pharmaceuticals Incorporated †	18,787	2,063,000
Amgen Incorporated	61,422	10,789,389
Biogen Idec Incorporated	17,798	5,733,982
Celgene Corporation †	65,856	6,640,260
Gilead Sciences Incorporated	109,929	8,220,491
Incyte Corporation †	14,372	1,422,684
Regeneron Pharmaceuticals Incorporated †	6,467	2,340,149
Vertex Pharmaceuticals Incorporated †	21,223	3,062,267

		53,277,529

Health Care Equipment & Supplies: 2.81%
Abbott Laboratories	146,253	8,244,282
Align Technology Incorporated †	6,072	1,584,063
Baxter International Incorporated	42,196	2,765,104
Becton Dickinson & Company	19,156	4,371,591
Boston Scientific Corporation †	115,501	3,035,366
C.R. Bard Incorporated	6,117	2,054,945
Danaher Corporation	51,460	4,855,766
Dentsply Sirona Incorporated	19,319	1,294,566
Edwards Lifesciences Corporation †	17,775	2,083,230
Hologic Incorporated †	23,609	984,967
IDEXX Laboratories Incorporated †	7,347	1,149,144
Intuitive Surgical Incorporated †	9,415	3,763,929
Medtronic plc	114,025	9,364,873
ResMed Incorporated	11,971	1,022,323
Stryker Corporation	27,079	4,224,324
The Cooper Companies Incorporated	4,113	991,973
Varian Medical Systems Incorporated	7,728	863,604
Zimmer Biomet Holdings Incorporated	17,020	1,993,042

		54,647,092

Health Care Providers & Services: 2.78%
Aetna Incorporated	27,921	5,030,806
AmerisourceBergen Corporation	13,649	1,157,708
Anthem Incorporated	22,104	5,193,556
Cardinal Health Incorporated	26,638	1,576,703
Centene Corporation †	14,518	1,482,143
CIGNA Corporation	21,194	4,487,406
DaVita HealthCare Partners Incorporated †	12,876	786,209
Envision Healthcare Corporation †	10,171	324,760
Express Scripts Holding Company †	48,616	3,168,791
HCA Holdings Incorporated †	24,327	2,067,795
Henry Schein Incorporated †	13,355	954,215
Humana Incorporated	12,165	3,173,362
Laboratory Corporation of America Holdings †	8,569	1,356,216
McKesson Corporation	17,699	2,614,850
Patterson Companies Incorporated	6,933	253,401
Quest Diagnostics Incorporated	11,482	1,130,518

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	81

INDEX PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	81,387	$18,570,072
Universal Health Services Incorporated Class B	7,439	806,016

		54,134,527

Health Care Technology: 0.10%
Cerner Corporation †	26,516	1,874,416

Life Sciences Tools & Services: 0.81%
Agilent Technologies Incorporated	27,049	1,872,873
Illumina Incorporated †	12,290	2,827,069
IQVIA Holdings Incorporated †	12,759	1,301,546
Mettler-Toledo International Incorporated †	2,161	1,359,723
PerkinElmer Incorporated	9,278	683,603
Thermo Fisher Scientific Incorporated	33,688	6,493,699
Waters Corporation †	6,719	1,324,785

		15,863,298

Pharmaceuticals: 4.54%
Allergan plc	28,141	4,891,750
Bristol-Myers Squibb Company	138,044	8,723,000
Eli Lilly & Company	81,557	6,902,984
Johnson & Johnson	225,931	31,478,966
Merck & Company Incorporated	230,238	12,725,254
Mylan NV †	45,142	1,649,037
Perrigo Company plc	11,164	973,612
Pfizer Incorporated	502,355	18,215,392
Zoetis Incorporated	41,314	2,986,589

		88,546,584

Industrials: 9.89%

Aerospace & Defense: 2.45%
Arconic Incorporated	35,573	875,452
General Dynamics Corporation	23,443	4,856,452
L-3 Technologies Incorporated	6,584	1,307,517
Lockheed Martin Corporation	21,091	6,730,560
Northrop Grumman Corporation	14,659	4,506,177
Raytheon Company	24,432	4,670,177
Rockwell Collins Incorporated	13,677	1,809,604
Textron Incorporated	22,283	1,241,386
The Boeing Company	46,770	12,945,936
TransDigm Group Incorporated	4,064	1,153,323
United Technologies Corporation	62,532	7,594,511

		47,691,095

Air Freight & Logistics: 0.71%
C.H. Robinson Worldwide Incorporated «	11,812	1,023,510
Expeditors International of Washington Incorporated	15,214	985,563
FedEx Corporation	20,775	4,808,582
United Parcel Service Incorporated Class B	57,979	7,041,550

		13,859,205

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value

Airlines: 0.50%
Alaska Air Group Incorporated	10,398	$719,230
American Airlines Group Incorporated	36,485	1,842,128
Delta Air Lines Incorporated	56,071	2,967,277
Southwest Airlines Company	46,355	2,812,358
United Continental Holdings Incorporated †	21,767	1,378,286

		9,719,279

Building Products: 0.33%
A.O. Smith Corporation	12,325	781,652
Allegion plc	7,996	672,783
Fortune Brands Home & Security Incorporated	12,964	886,997
Johnson Controls International plc	78,486	2,954,213
Masco Corporation	26,818	1,150,760

		6,446,405

Commercial Services & Supplies: 0.29%
Cintas Corporation	7,189	1,131,836
Republic Services Incorporated	19,276	1,251,783
Stericycle Incorporated †	7,184	476,371
Waste Management Incorporated	34,078	2,802,916

		5,662,906

Construction & Engineering: 0.09%
Fluor Corporation	11,776	570,076
Jacobs Engineering Group Incorporated	10,128	664,701
Quanta Services Incorporated †	12,726	482,315

		1,717,092

Electrical Equipment: 0.54%
Acuity Brands Incorporated	3,543	607,341
AMETEK Incorporated	19,428	1,412,221
Eaton Corporation plc	37,442	2,912,239
Emerson Electric Company	53,875	3,492,178
Rockwell Automation Incorporated	10,805	2,086,229

		10,510,208

Industrial Conglomerates: 1.94%
3M Company	50,234	12,213,895
General Electric Company	728,799	13,329,734
Honeywell International Incorporated	64,171	10,008,109
Roper Industries Incorporated	8,605	2,299,342

		37,851,080

Machinery: 1.67%
Caterpillar Incorporated	49,746	7,021,648
Cummins Incorporated	13,263	2,220,226
Deere & Company	26,925	4,034,981
Dover Corporation	13,104	1,280,392

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	83

INDEX PORTFOLIO

Security name	Shares	Value

Machinery (continued)
Flowserve Corporation	10,997	$468,252
Fortive Corporation	25,673	1,916,489
Illinois Tool Works Incorporated	26,072	4,412,686
Ingersoll-Rand plc	21,353	1,870,950
Paccar Incorporated	29,578	2,080,221
Parker-Hannifin Corporation	11,206	2,101,013
Pentair plc	13,901	989,195
Snap-on Incorporated	4,847	821,227
Stanley Black & Decker Incorporated	12,892	2,186,870
Xylem Incorporated	15,115	1,048,074

		32,452,224

Professional Services: 0.28%
Equifax Incorporated	10,133	1,156,378
IHS Markit Limited †	30,579	1,364,435
Nielsen Holdings plc	28,272	1,038,148
Robert Half International Incorporated	10,622	605,879
Verisk Analytics Incorporated †	13,083	1,261,463

		5,426,303

Road & Rail: 0.92%
CSX Corporation	76,880	4,286,060
J.B. Hunt Transport Services Incorporated	7,185	798,541
Kansas City Southern	8,874	995,130
Norfolk Southern Corporation	24,258	3,362,887
Union Pacific Corporation	67,374	8,522,811

		17,965,429

Trading Companies & Distributors: 0.17%
Fastenal Company	24,241	1,269,986
United Rentals Incorporated †	7,114	1,134,541
W.W. Grainger Incorporated	4,419	977,969

		3,382,496

Information Technology: 23.54%

Communications Equipment: 1.03%
Cisco Systems Incorporated	420,889	15,699,160
F5 Networks Incorporated †	5,349	717,836
Harris Corporation	10,081	1,456,705
Juniper Networks Incorporated	32,013	888,681
Motorola Solutions Incorporated	13,692	1,288,554

		20,050,936

Electronic Equipment, Instruments & Components: 0.42%
Amphenol Corporation Class A	25,711	2,329,159
Corning Incorporated	76,027	2,462,515
FLIR Systems Incorporated	11,549	537,952
TE Connectivity Limited	29,747	2,809,307

		8,138,933

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value

Internet Software & Services: 4.71%
Akamai Technologies Incorporated †	14,430	$804,905
Alphabet Incorporated Class A †	25,089	25,996,469
Alphabet Incorporated Class C †	25,410	25,954,028
eBay Incorporated †	83,789	2,904,965
Facebook Incorporated Class A †	199,527	35,352,194
VeriSign Incorporated «†	7,233	832,518

		91,845,079

IT Services: 3.99%
Accenture plc Class A	52,020	7,699,480
Alliance Data Systems Corporation	4,063	972,154
Automatic Data Processing Incorporated	37,406	4,281,491
Cognizant Technology Solutions Corporation Class A	49,717	3,593,545
CSRA Incorporated	13,761	398,106
DXC Technology Company	23,961	2,303,611
Fidelity National Information Services Incorporated	27,981	2,639,448
Fiserv Incorporated †	17,716	2,328,768
Gartner Incorporated †	7,626	921,907
Global Payments Incorporated	12,836	1,290,788
International Business Machines Corporation	72,956	11,233,035
MasterCard Incorporated Class A	78,602	11,827,243
Paychex Incorporated	26,925	1,812,322
PayPal Holdings Incorporated †	95,141	7,205,028
Total System Services Incorporated	14,113	1,049,443
Visa Incorporated Class A	153,991	17,337,847
Western Union Company	39,058	769,052

		77,663,268

Semiconductors & Semiconductor Equipment: 3.87%
Advanced Micro Devices Incorporated «†	67,742	737,710
Analog Devices Incorporated	30,949	2,665,018
Applied Materials Incorporated	89,774	4,737,374
Broadcom Limited	34,226	9,512,774
Intel Corporation	395,547	17,736,327
KLA-Tencor Corporation	13,202	1,349,772
Lam Research Corporation	13,675	2,630,113
Microchip Technology Incorporated	19,590	1,704,134
Micron Technology Incorporated †	93,779	3,975,292
NVIDIA Corporation	50,506	10,137,059
Qorvo Incorporated †	10,713	820,402
QUALCOMM Incorporated	124,366	8,250,440
Skyworks Solutions Incorporated	15,467	1,620,014
Texas Instruments Incorporated	83,338	8,107,954
Xilinx Incorporated	20,927	1,454,636

		75,439,019

Software: 5.19%
Activision Blizzard Incorporated	63,547	3,965,333
Adobe Systems Incorporated †	41,533	7,536,994

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	85

INDEX PORTFOLIO

Security name	Shares	Value

Software (continued)
Ansys Incorporated †	7,135	$1,057,336
Autodesk Incorporated †	18,451	2,024,075
CA Incorporated	26,596	879,530
Cadence Design Systems Incorporated †	23,586	1,035,661
Citrix Systems Incorporated	12,116	1,061,725
Electronic Arts Incorporated †	25,988	2,763,824
Intuit Incorporated	20,489	3,221,281
Microsoft Corporation	648,351	54,571,704
Oracle Corporation	254,196	12,470,856
Red Hat Incorporated †	14,938	1,893,541
Salesforce.com Incorporated †	57,473	5,995,583
Symantec Corporation	51,730	1,498,618
Synopsys Incorporated †	12,647	1,143,036

		101,119,097

Technology Hardware, Storage & Peripherals: 4.33%
Apple Incorporated	434,793	74,719,177
Hewlett Packard Enterprise Company	138,272	1,928,894
HP Incorporated	140,597	3,015,806
NetApp Incorporated	22,707	1,283,173
Seagate Technology plc	24,229	934,270
Western Digital Corporation	24,822	1,957,463
Xerox Corporation	17,970	532,990

		84,371,773

Materials: 2.90%

Chemicals: 2.17%
Air Products & Chemicals Incorporated	18,347	2,991,295
Albemarle Corporation	9,299	1,249,042
CF Industries Holdings Incorporated	19,634	735,686
DowDuPont Incorporated	196,405	14,133,304
Eastman Chemical Company	12,195	1,126,452
Ecolab Incorporated	21,923	2,979,774
FMC Corporation	11,290	1,065,776
International Flavors & Fragrances Incorporated	6,648	1,033,365
LyondellBasell Industries NV Class A	27,320	2,860,404
Monsanto Company	36,981	4,376,332
PPG Industries Incorporated	21,590	2,522,792
Praxair Incorporated	24,080	3,706,394
The Mosaic Company	29,548	717,721
The Sherwin-Williams Company	6,919	2,763,587

		42,261,924

Construction Materials: 0.13%
Martin Marietta Materials Incorporated	5,290	1,102,383
Vulcan Materials Company	11,134	1,398,987

		2,501,370

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value

Containers & Packaging: 0.36%
Avery Dennison Corporation	7,440	$849,053
Ball Corporation	29,612	1,181,815
International Paper Company	34,756	1,967,537
Packaging Corporation of America	7,942	941,921
Sealed Air Corporation	15,185	729,639
WestRock Company	21,381	1,334,388

		7,004,353

Metals & Mining: 0.24%
Freeport-McMoRan Incorporated †	113,263	1,576,621
Newmont Mining Corporation	44,886	1,660,333
Nucor Corporation	26,888	1,546,060

		4,783,014

Real Estate: 2.87%

Equity REITs: 2.82%
Alexandria Real Estate Equities Incorporated	7,881	1,001,360
American Tower Corporation	36,127	5,199,759
Apartment Investment & Management Company Class A	13,218	582,782
AvalonBay Communities Incorporated	11,623	2,107,599
Boston Properties Incorporated	12,990	1,628,686
Crown Castle International Corporation	34,198	3,864,374
Digital Realty Trust Incorporated	17,224	2,010,041
Duke Realty Corporation	29,944	842,325
Equinix Incorporated	6,558	3,046,125
Equity Residential Company Limited	30,919	2,066,008
Essex Property Trust Incorporated	5,555	1,372,029
Extra Space Storage Incorporated	10,599	904,731
Federal Realty Investment Trust	6,082	804,101
GGP Incorporated	52,555	1,235,043
HCP Incorporated	39,476	1,043,745
Host Hotels & Resorts Incorporated	62,295	1,232,818
Iron Mountain Incorporated	22,256	909,603
Kimco Realty Corporation	35,830	663,572
Mid-America Apartment Communities Incorporated	9,563	979,634
Prologis Incorporated	44,771	2,965,183
Public Storage Incorporated	12,596	2,684,460
Realty Income Corporation	23,071	1,275,826
Regency Centers Corporation	12,455	844,574
SBA Communications Corporation †	10,131	1,719,737
Simon Property Group Incorporated	26,165	4,232,189
SL Green Realty Corporation	8,331	851,678
The Macerich Company	9,166	593,499
UDR Incorporated	22,523	885,830
Ventas Incorporated	29,980	1,919,020
Vornado Realty Trust	14,513	1,126,499
Welltower Incorporated	31,051	2,094,700
Weyerhaeuser Company	63,380	2,242,384

		54,929,914

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	87

INDEX PORTFOLIO

Security name	Shares	Value

Real Estate Management & Development: 0.05%
CBRE Group Incorporated Class A †	25,317	$1,097,745

Telecommunication Services: 1.92%

Diversified Telecommunication Services: 1.92%
AT&T Incorporated	516,846	18,802,857
CenturyLink Incorporated	81,791	1,193,331
Verizon Communications Incorporated	343,389	17,475,066

		37,471,254

Utilities: 3.08%

Electric Utilities: 1.91%
Alliant Energy Corporation	19,450	877,390
American Electric Power Company Incorporated	41,402	3,214,037
Duke Energy Corporation	58,914	5,253,951
Edison International	27,426	2,228,911
Entergy Corporation	15,111	1,306,799
Eversource Energy	26,674	1,729,809
Exelon Corporation	80,817	3,370,877
FirstEnergy Corporation	37,400	1,276,836
NextEra Energy Incorporated	39,409	6,228,198
PG&E Corporation	43,168	2,341,432
Pinnacle West Capital Corporation	9,396	862,647
PPL Corporation	57,508	2,108,818
The Southern Company	84,133	4,307,610
Xcel Energy Incorporated	42,742	2,205,915

		37,313,230

Independent Power & Renewable Electricity Producers: 0.07%
AES Corporation	55,578	588,015
NRG Energy Incorporated	25,307	699,739

		1,287,754

Multi-Utilities: 1.03%
Ameren Corporation	20,424	1,306,311
CenterPoint Energy Incorporated	36,282	1,088,823
CMS Energy Corporation	23,739	1,184,576
Consolidated Edison Incorporated	26,080	2,322,163
Dominion Resources Incorporated	54,091	4,550,676
DTE Energy Company	15,100	1,745,107
NiSource Incorporated	27,431	755,175
Public Service Enterprise Group Incorporated	42,583	2,259,454
SCANA Corporation	12,030	519,335
Sempra Energy	21,135	2,557,124
WEC Energy Group Incorporated	26,564	1,845,932

		20,134,676

Water Utilities: 0.07%
American Water Works Company Incorporated	15,007	1,374,041

Total Common Stocks (Cost $673,496,600)		1,909,185,403

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INDEX PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 1.66%

Investment Companies: 1.57%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%		6,196,896	$6,197,515
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00		24,370,786	24,370,786

				30,568,301

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.88	12-7-2017	282,000	281,954
U.S. Treasury Bill (z)#	1.02	1-4-2018	329,000	328,657
U.S. Treasury Bill (z)#	1.22	2-15-2018	749,000	747,118
U.S. Treasury Bill (z)#	1.25	2-22-2018	374,000	372,987

				1,730,716

Total Short-Term Investments (Cost $32,298,451)				32,299,017

Total investments in securities (Cost $705,795,051) *	99.64%	1,941,484,420
Other assets and liabilities, net	0.36	7,089,000

Total net assets	100.00%	$1,948,573,420

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 Index	56	12-14-2017	$36,353,830	$37,070,600	$716,770	$0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	89

INDEX PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Common Stock
Financials
Banks
Wells Fargo & Company	432,148	321	56,404	376,065	$1,436,813	$717,322	$316,071	$21,236,391	1.09%

Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	10,256,007	56,282,664	60,341,775	6,196,896	209	(217)	32,864	6,197,515
Wells Fargo Government Money Market Fund Select Class	17,511,265	216,475,099	209,615,578	24,370,786	0	0	94,071	24,370,786	1.57

					$1,437,022	$717,105	$443,006	$51,804,692	2.66%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.57%

Brazil: 0.28%
Ambev SA ADR (Consumer Staples, Beverages)	18,812	$116,446

Canada: 2.48%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	5,927	1,038,292

Cayman Islands: 1.35%
NetEase Incorporated ADR (Information Technology, Internet Software & Services)	1,722	566,039

Chile: 0.12%
Sociedad Quimica Minera de Chile (Materials, Chemicals)	901	48,942

China: 6.34%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	10,116	1,791,341
China Literature Limited (Consumer Discretionary, Internet & Direct Marketing Retail) †	200	2,305
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	46,000	456,468
Tencent Holdings Limited (Information Technology, Internet Software & Services)	7,900	404,489

		2,654,603

Denmark: 0.13%
Genmab AS (Health Care, Biotechnology) †	268	52,716

France: 2.83%
BNP Paribas SA (Financials, Banks)	1,709	129,393
Eiffage SA (Industrials, Construction & Engineering)	4,777	523,652
Schneider Electric SE (Industrials, Electrical Equipment)	5,319	457,117
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	2,571	75,572

		1,185,734

Germany: 23.81%
Allianz AG (Financials, Insurance)	6,767	1,598,192
Beiersdorf AG (Consumer Staples, Personal Products)	6,787	808,266
Deutsche Boerse AG (Financials, Capital Markets)	17,879	2,029,140
Deutsche Post AG (Industrials, Air Freight & Logistics)	21,925	1,043,643
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	27,683	494,376
Linde AG (Materials, Chemicals)	8,872	2,058,990
SAP SE (Information Technology, Software)	4,358	492,681
Wirecard AG (Information Technology, IT Services)	13,544	1,446,567

		9,971,855

Hong Kong: 2.70%
AIA Group Limited (Financials, Insurance)	139,000	1,132,540

Indonesia: 0.61%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,068,800	253,648

Ireland: 2.58%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	13,174	1,081,981

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	91

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Italy: 4.76%
Assicurazioni Generali SpA (Financials, Insurance)	41,011	$750,778
Intesa Sanpaolo SpA (Financials, Banks)	229,350	772,749
UniCredit SpA (Financials, Banks)	23,332	470,373

		1,993,900

Japan: 11.06%
CALBEE Incorporated (Consumer Staples, Food Products)	12,200	427,320
FANUC Corporation (Industrials, Machinery)	1,800	450,187
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	30,054	995,336
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	40,100	285,838
Nintendo Company Limited (Information Technology, Software)	3,100	1,264,128
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	18,793	485,273
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,800	288,570
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,178	436,978

		4,633,630

Netherlands: 7.69%
Airbus SE (Industrials, Aerospace & Defense)	6,410	667,032
Akzo Nobel NV (Materials, Chemicals)	5,258	473,756
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,599	631,558
ING Groep NV (Financials, Banks)	80,032	1,446,194

		3,218,540

Russia: 1.07%
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	25,696	446,311

South Africa: 0.64%
Naspers Limited (Consumer Discretionary, Media)	1,005	269,725

South Korea: 2.94%
LG Household & Health Care Limited (Consumer Staples, Personal Products)	178	191,862
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	441	1,037,877

		1,229,739

Spain: 1.46%
Amadeus IT Holding SA Class A (Information Technology, IT Services)	1,175	84,733
Grifols SA (Health Care, Biotechnology)	6,722	196,025
Grifols SA ADR (Health Care, Biotechnology)	14,622	332,651

		613,409

Switzerland: 3.34%
Idorsia Limited (Health Care, Biotechnology) †	804	17,285
Nestle SA (Consumer Staples, Food Products)	16,167	1,383,079

		1,400,364

Taiwan: 0.41%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	23,000	173,732

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

United Kingdom: 15.17%
Aon plc (Financials, Insurance)			6,305	$884,087
BAE Systems plc (Industrials, Aerospace & Defense)			73,683	548,706
Coca-Cola European Partners plc (Consumer Staples, Beverages)			26,084	1,017,015
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A			167,783	441,595
Experian Group Limited plc (Industrials, Professional Services)			20,030	416,769
Glencore International plc (Materials, Metals & Mining)			120,022	552,142
Liberty Global plc Class A (Consumer Discretionary, Media) †			9,443	299,910
Liberty Global plc Class C (Consumer Discretionary, Media) †			18,239	562,308
London Stock Exchange Group plc (Financials, Capital Markets)			6,066	310,131
Prudential plc (Financials, Insurance)			25,078	630,406
Wolseley plc (Industrials, Trading Companies & Distributors)			9,540	687,922

				6,350,991

United States: 2.80%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †			621	730,762
WABCO Holdings Incorporated (Industrials, Machinery) †			2,963	442,820

				1,173,582

Total Common Stocks (Cost $31,533,841)				39,606,719

		Expiration date
Participation Notes: 3.01%

Ireland: 3.01%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines) (a)		10-29-2018	60,115	1,260,294

Total Participation Notes (Cost $698,674)				1,260,294

	Dividend yield
Preferred Stocks: 1.39%

Germany: 1.39%
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.53%		4,286	582,312

Total Preferred Stocks (Cost $381,718)				582,312

	Yield
Short-Term Investments: 22.23%

Investment Companies: 22.23%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00		9,307,998	9,307,998

Total Short-Term Investments (Cost $9,307,998)				9,307,998

Total investments in securities (Cost $41,922,231)	121.20%	50,757,323
Other assets and liabilities, net	(21.20)	(8,878,545)

Total net assets	100.00%	$41,878,778

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	93

INTERNATIONAL GROWTH PORTFOLIO

The following table shows the percent of total long-term investments by sector as of November 30, 2017:

Financials	26.90%
Information Technology	19.74
Industrials	18.36
Consumer Staples	13.33
Materials	9.69
Health Care	5.12
Consumer Discretionary	4.50
Telecommunication Services	2.36

100.00%

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	5,192,235	10,632,712	15,824,947	0	$6	$0	$24,760	$0
Wells Fargo Government Money Market Fund Select Class	1,660,070	121,595,842	113,947,914	9,307,998	0	0	10,112	9,307,998

					$6	$0	$34,872	$9,307,998	22.23%

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.50%

Australia: 5.43%
Arrium Limited (Materials, Metals & Mining) †(a)	3,063,400	$2
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,474,030
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail) «	410,016	1,150,861
Bendigo Bank Limited (Financials, Banks)	272,500	2,413,095
BlueScope Steel Limited (Materials, Metals & Mining)	246,000	2,554,459
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	263,536
CSR Limited (Materials, Construction Materials)	754,900	2,641,220
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,778,478
Fortescue Metals Group Limited (Materials, Metals & Mining)	602,200	2,104,731
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail) «	693,400	2,116,576
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	4,935,789
Macquarie Group Limited (Financials, Capital Markets)	69,800	5,237,357
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	2,147,621
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,164,200	2,443,709
Mineral Resources Limited (Materials, Metals & Mining)	300,500	4,471,346
Mirvac Group (Real Estate, Equity REITs)	1,327,400	2,467,210
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,702,400	1,015,212
Qantas Airways Limited (Industrials, Airlines)	1,021,400	4,406,474
Retail Food Group Limited (Consumer Discretionary, Food Products) «	269,500	922,460

		45,544,166

Austria: 1.25%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	69,400	4,321,213
Raiffeisen Bank International AG (Financials, Banks) †	81,200	2,870,119
Voestalpine AG (Materials, Metals & Mining)	56,800	3,299,857

		10,491,189

Belgium: 0.38%
Bpost SA (Industrials, Air Freight & Logistics) «	101,900	3,147,375

Brazil: 0.84%
Banco de Brasil SA (Financials, Banks)	245,800	2,244,637
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	226,100	2,822,263
JBS SA (Consumer Staples, Food Products)	805,600	1,946,661

		7,013,561

Canada: 1.31%
Magna International Incorporated (Consumer Discretionary, Auto Components)	131,600	7,382,004
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	28,100	880,146
Open Text Corporation (Information Technology, Software)	8,400	273,977
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,488,083

		11,024,210

China: 2.75%
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,806,203
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	2,131,793
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	2,089,500	2,480,746

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	95

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	10,590,000	$5,130,358
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	2,184,540
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,302,000	2,480,263
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,703,936
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	1,167,000	2,101,001
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,502,000	3,057,265

		23,076,105

Denmark: 1.17%
Danske Bank AS (Financials, Banks)	150,300	5,610,836
DFDS AS (Industrials, Marine)	37,600	2,029,777
Sydbank AS (Financials, Banks)	56,100	2,196,167

		9,836,780

France: 7.95%
Atos Origin SA (Information Technology, IT Services)	25,900	3,825,758
AXA SA (Financials, Insurance)	132,200	3,988,780
BNP Paribas SA (Financials, Banks)	72,900	5,519,472
Carrefour SA (Consumer Staples, Food & Staples Retailing)	152,700	3,203,004
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	32,700	4,741,680
Credit Agricole SA (Financials, Banks)	219,328	3,695,467
Electricite de France SA (Utilities, Electric Utilities)	148,600	1,947,351
Engie SA (Utilities, Multi-Utilities)	171,900	3,008,700
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	2,217,992
Orange SA (Telecommunication Services, Diversified Telecommunication Services) «	333,800	5,744,454
Renault SA (Consumer Discretionary, Automobiles)	40,500	4,112,257
Sanofi SA (Health Care, Pharmaceuticals)	141,800	12,934,927
SCOR SE (Financials, Insurance)	109,700	4,467,928
Societe Generale SA (Financials, Banks)	39,000	1,962,534
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,296,382

		66,666,686

Germany: 8.43%
Allianz AG (Financials, Insurance)	35,700	8,431,424
Aurubis AG (Materials, Metals & Mining)	25,900	2,152,000
BASF SE (Materials, Chemicals)	46,500	5,214,187
Bayer AG (Health Care, Pharmaceuticals)	38,000	4,850,439
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	3,149,806
Ceconomy AG (Consumer Discretionary, Specialty Retail)	108,100	1,419,059
Covestro AG (Materials, Chemicals) 144A	30,200	3,145,197
Daimler AG (Consumer Discretionary, Automobiles)	75,700	6,271,368
Deutsche Bank AG (Financials, Capital Markets)	141,800	2,674,274
Deutsche Post AG (Industrials, Air Freight & Logistics)	186,300	8,867,991
Hannover Rueck SE (Financials, Insurance)	16,300	2,145,380
Metro AG (Consumer Staples, Food & Staples Retailing) †	108,100	2,111,544
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	5,170,183
Siemens AG (Industrials, Industrial Conglomerates)	34,200	4,649,039
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers) «	194,200	5,777,505
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	4,689,921

		70,719,317

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Hong Kong: 2.28%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,222,000	$2,135,989
I Cable Communications Limited (Consumer Discretionary, Media) †	96,300	2,759
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,633,000	2,713,376
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	2,755,527
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	1,575,816
WH Group Limited (Consumer Staples, Food Products) 144A	4,840,500	5,155,694
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	379,000	2,608,272
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,188,007

		19,135,440

India: 0.36%
Tech Mahindra Limited (Information Technology, IT Services)	399,100	3,028,221

Ireland: 0.84%
C&C Group plc (Consumer Staples, Beverages)	240,000	816,469
Grafton Group plc (Industrials, Trading Companies & Distributors)	195,665	2,042,769
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	4,154,759

		7,013,997

Israel: 0.45%
Bank Hapoalim Limited (Financials, Banks)	440,000	3,005,286
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	760,825

		3,766,111

Italy: 2.40%
A2A SpA (Utilities, Multi-Utilities)	1,078,900	2,029,867
Enel SpA (Utilities, Electric Utilities)	1,706,600	11,087,787
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	271,900	3,250,562
Mediobanca SpA (Financials, Banks) «	324,800	3,748,784

		20,117,000

Japan: 22.85%
Adeka Corporation (Materials, Chemicals)	155,300	2,628,879
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	61,200	3,293,441
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	945,949
Aozora Bank Limited (Financials, Banks)	66,100	2,573,668
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	314,200	3,994,229
Central Glass Company Limited (Industrials, Building Products)	88,800	1,986,289
Cocokara Fine Incorporated (Consumer Staples, Food & Staples Retailing)	44,700	2,794,528
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	124,380	2,425,711
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	183,000	1,769,332
Denka Company Limited (Materials, Chemicals)	136,400	5,044,781
DIC Incorporated (Materials, Chemicals)	100,700	3,779,043
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	2,712,806
Fujikura Limited (Industrials, Electrical Equipment)	348,000	3,257,704
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	1,864,039
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	481,800	3,609,973
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	3,522,756
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	3,488,894
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,960,651

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	97

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
JTEKT Corporation (Industrials, Machinery)	143,600	$2,486,399
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	4,265,210
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	44,700	2,238,712
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	357,100	10,190,190
Keihin Corporation (Consumer Discretionary, Auto Components)	103,500	2,046,074
Kureha Corporation (Materials, Chemicals)	27,100	1,789,117
Kyorin Company Limited (Health Care, Pharmaceuticals)	88,200	1,686,939
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	3,346,895
Makino Milling Machine Company Limited (Industrials, Machinery)	286,000	2,870,128
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,444,449
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	48,900	4,049,738
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	224,300	3,030,194
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	195,500	5,488,754
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	921,500	6,568,561
Mitsui Chemicals Incorporated (Materials, Chemicals)	163,400	5,304,626
Mixi Incorporated (Information Technology, Internet Software & Services)	45,500	2,119,388
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,082,639
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	247,900	12,941,365
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	505,000	4,910,801
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	226,100	3,176,011
NTN Corporation (Industrials, Machinery)	501,000	2,495,077
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,546,051
ORIX Corporation (Financials, Diversified Financial Services)	325,300	5,635,535
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,395,424
Ryobi Limited (Industrials, Machinery)	32,300	838,359
Sankyu Incorporated (Industrials, Road & Rail)	74,000	3,177,980
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	42,000	2,053,745
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,638,500	4,753,635
Sumitomo Heavy Industries Limited (Industrials, Machinery)	51,200	2,106,669
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	4,093,442
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	2,078,509
T-Gaia Corporation (Consumer Discretionary, Specialty Retail)	105,900	2,313,638
Teijin Limited (Materials, Chemicals)	121,300	2,625,725
The Keiyo Bank Limited (Financials, Banks)	201,000	919,636
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	3,346,560
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,312,762
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	2,177,643
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,963,422
UBE Industries Limited (Materials, Chemicals)	107,200	3,132,149

		191,654,824

Liechtenstein: 0.10%
VP Bank AG (Financials, Capital Markets)	6,558	869,956

Malaysia: 0.32%
Tenaga Nasional Bhd (Utilities, Electric Utilities)	717,600	2,712,825

Netherlands: 3.26%
ABN AMRO Group NV (Financials, Banks) 144A	142,600	4,226,579
Aegon NV (Financials, Insurance)	483,700	3,004,645
ASR Nederland NV (Financials, Insurance)	60,500	2,464,017

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Netherlands (continued)
ING Groep NV (Financials, Banks)	282,500	$5,104,830
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	214,800	4,595,798
Philips Lighting NV (Industrials, Electrical Equipment)	59,400	2,247,587
RHI Magnesita NV (Materials, Construction Materials)	64,721	3,505,053
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing) †	58,400	2,166,640

		27,315,149

Norway: 1.31%
Atea ASA (Information Technology, IT Services)	84,900	1,132,755
Den Norske Bank ASA (Financials, Banks)	148,800	2,710,443
Grieg Seafood ASA (Consumer Staples, Food Products)	245,946	2,243,482
Marine Harvest ASA (Consumer Staples, Food Products)	143,900	2,538,068
Yara International ASA (Materials, Chemicals)	53,600	2,382,366

		11,007,114

Poland: 0.15%
Asseco Poland SA (Information Technology, Software)	101,800	1,280,051

Portugal: 0.42%
Energias de Portugal SA (Utilities, Electric Utilities)	1,007,800	3,532,626

Russia: 1.23%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	832,900	3,725,531
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	18,819
Gazprom Neft Sponsored ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)	150,014	3,195,298
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,379,380

		10,319,028

Singapore: 0.93%
DBS Group Holdings Limited (Financials, Banks)	262,300	4,777,226
United Overseas Bank Limited (Financials, Banks)	154,100	3,001,366

		7,778,592

South Africa: 0.41%
Barclays Africa Group Limited (Financials, Banks)	236,000	2,699,766
Petra Diamonds Limited (Materials, Metals & Mining) †	850,600	773,612

		3,473,378

South Korea: 2.61%
BNK Financial Group Incorporated (Financials, Banks)	127,000	1,111,229
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	2,146,915
Industrial Bank of Korea (Financials, Banks)	192,500	2,812,982
KT&G Corporation (Consumer Staples, Tobacco)	45,200	5,067,218
Kwangju Bank (Financials, Banks)	13,510	147,111
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	346,100	4,419,974
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	14,700	3,579,465
Woori Bank (Financials, Banks)	178,044	2,649,104

		21,933,998

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	99

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Spain: 2.55%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	$2,894,104
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	483,500	2,275,174
Gas Natural SDG SA (Utilities, Gas Utilities)	209,300	4,681,757
Iberdrola SA (Utilities, Electric Utilities)	433,600	3,444,272
International Consolidated Airlines Group SA (Industrials, Airlines)	325,200	2,699,647
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	294,900	5,408,490

		21,403,444

Sweden: 1.25%
Boliden AB (Materials, Metals & Mining)	102,400	3,241,505
Electrolux AB Class B (Consumer Discretionary, Household Durables)	104,100	3,457,457
Nordea Bank AB (Financials, Banks)	177,300	2,079,091
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,722,125

		10,500,178

Switzerland: 6.22%
Baloise Holding AG (Financials, Insurance)	28,800	4,441,944
Credit Suisse Group AG (Financials, Capital Markets)	221,500	3,758,783
Georg Fischer AG (Industrials, Machinery)	1,900	2,503,968
Helvetia Holding AG (Financials, Insurance)	4,600	2,540,162
Novartis AG (Health Care, Pharmaceuticals)	46,600	3,998,122
Roche Holding AG (Health Care, Pharmaceuticals)	39,500	9,982,239
Swiss Life Holding AG (Financials, Insurance)	22,100	7,432,753
Swiss Reinsurance AG (Financials, Insurance)	75,700	7,107,517
UBS Group AG (Financials, Capital Markets)	290,700	5,028,630
Valiant Holding AG (Financials, Banks)	22,700	2,469,022
Zurich Insurance Group AG (Financials, Insurance)	9,500	2,875,282

		52,138,422

Taiwan: 0.73%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,112,000	3,732,867
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,373,140

		6,106,007

Thailand: 1.31%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,513,281
Krung Thai Bank PCL (Financials, Banks)	711,300	420,927
Krung Thai Bank PCL ADR (Financials, Banks)	4,470,600	2,641,843
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,858,625
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,551,573

		10,986,249

Turkey: 0.31%
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	522,900	2,599,817

United Kingdom: 14.70%
3i Group plc (Financials, Capital Markets)	409,100	4,989,850
Anglo American plc (Materials, Metals & Mining)	183,043	3,365,579
Aviva plc (Financials, Insurance)	398,600	2,749,736

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
BAE Systems plc (Industrials, Aerospace & Defense)		1,220,400	$9,088,123
Barclays plc (Financials, Banks)		715,000	1,865,643
Barratt Developments plc (Consumer Discretionary, Household Durables)		410,800	3,369,390
Bellway plc (Consumer Discretionary, Household Durables)		80,100	3,755,330
Bovis Homes Group plc (Consumer Discretionary, Household Durables)		182,700	2,767,336
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,023,400	6,816,079
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		864,700	3,037,631
Carillion plc (Industrials, Construction & Engineering) «		764,400	173,157
Centrica plc (Utilities, Multi-Utilities)		898,500	1,756,644
Chemring Group plc (Industrials, Aerospace & Defense)		294,466	701,891
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)		345,400	2,366,969
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	657,258
easyJet plc (Industrials, Airlines)		130,900	2,489,031
Firstgroup plc (Industrials, Road & Rail) †		952,400	1,410,624
GKN plc (Consumer Discretionary, Auto Components)		974,500	4,084,133
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		555,600	9,613,236
Highland Gold Mining Limited (Materials, Metals & Mining)		1,164,800	2,379,541
Inchcape plc (Consumer Discretionary, Distributors)		232,100	2,340,787
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		1,270,500	3,989,292
John Wood Group plc (Energy, Energy Equipment & Services)		62,475	612,756
Johnson Matthey plc (Materials, Chemicals)		104,400	4,279,316
Kingfisher plc (Consumer Discretionary, Specialty Retail)		651,600	2,939,564
Legal & General Group plc (Financials, Insurance)		1,927,000	6,968,529
Lloyds Banking Group plc (Financials, Banks)		5,260,500	4,694,664
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		705,000	2,986,151
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	869,080
Meggitt plc (Industrials, Aerospace & Defense)		297,600	1,950,687
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		367,200	1,326,422
Old Mutual plc (Financials, Insurance)		698,000	1,864,644
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)		501,100	3,278,876
Premier Foods plc (Consumer Staples, Food Products) †		73,926	42,990
Redrow plc (Consumer Discretionary, Household Durables)		388,600	3,169,023
Royal Mail plc (Industrials, Air Freight & Logistics)		382,800	2,290,003
SSE plc (Utilities, Electric Utilities)		170,900	3,157,789
Tate & Lyle plc (Consumer Staples, Food Products)		309,500	2,816,010
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		75,800	3,913,409
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		138,516	537,073
TP Icap plc (Financials, Capital Markets)		113,200	774,644
Vesuvius plc (Industrials, Machinery)		145,400	1,102,468

			123,341,358

Total Common Stocks (Cost $712,089,639)			809,533,174

	Dividend yield
Preferred Stocks: 0.78%

Brazil: 0.78%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	5.69%	471,000	1,870,504
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	10.72	826,900	1,664,653
Itausa Investimentos Itau SA (Financials, Banks)	1.39	945,000	2,995,005

Total Preferred Stocks (Cost $8,528,786)			6,530,162

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	101

INTERNATIONAL VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 3.93%

Investment Companies: 3.93%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	18,389,273	$18,391,111
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	14,627,964	14,627,964

Total Short-Term Investments (Cost $33,018,781)			33,019,075

Total investments in securities (Cost $753,637,206)	101.21%	849,082,411
Other assets and liabilities, net	(1.21)	(10,186,858)

Total net assets	100.00%	$838,895,553

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The following table shows the percent of total long-term investments by sector as of November 30, 2017:

Financials	26.07%
Consumer Discretionary	13.91
Industrials	13.52
Materials	10.86
Health Care	6.76
Consumer Staples	6.46
Telecommunication Services	6.05
Utilities	5.84
Energy	5.46
Information Technology	3.55
Real Estate	1.52

100.00%

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	29,130,426	110,798,769	121,539,922	18,389,273	$(164)	$0	$329,795	$18,391,111
Wells Fargo Government Money Market Fund Select Class	7,366,036	62,151,787	54,889,859	14,627,964	0	0	21,341	14,627,964

					$(164)	$0	$351,136	$33,019,075	3.93%

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.55%

Consumer Discretionary: 6.40%

Automobiles: 0.96%
General Motors Company	15,306	$659,536

Hotels, Restaurants & Leisure: 1.23%
Scientific Games Corporation Class A †	1,551	81,660
Yum China Holdings Incorporated	18,728	764,664

		846,324

Household Durables: 0.53%
NVR Incorporated †	105	364,875

Media: 3.68%
Charter Communications Incorporated Class A †	2,248	733,320
Live Nation Incorporated †	24,929	1,131,278
Viacom Incorporated Class B	23,219	657,562

		2,522,160

Consumer Staples: 8.08%

Beverages: 2.12%
PepsiCo Incorporated	12,493	1,455,684

Food & Staples Retailing: 3.84%
US Foods Holding Corporation †	39,265	1,143,397
Walgreens Boots Alliance Incorporated	20,437	1,486,996

		2,630,393

Household Products: 1.61%
The Procter & Gamble Company	12,307	1,107,507

Tobacco: 0.51%
Philip Morris International	3,382	347,501

Energy: 10.53%

Oil, Gas & Consumable Fuels: 10.53%
Chevron Corporation	18,575	2,210,239
Devon Energy Corporation	33,567	1,293,337
Exxon Mobil Corporation	39,037	3,251,392
SRC Energy Incorporated †	8,570	75,073
Valero Energy Corporation	2,218	189,905
World Fuel Services Corporation	7,245	203,367

		7,223,313

Financials: 26.00%

Banks: 12.34%
Bank of America Corporation	102,918	2,899,200
Bank of N.T. Butterfield & Son	3,618	143,924
Citigroup Incorporated	2,004	151,302

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	103

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Banks (continued)
Comerica Incorporated	12,286	$1,023,547
Fifth Third Bancorp	20,815	635,066
JPMorgan Chase & Company	30,823	3,221,620
US Bancorp	7,044	388,477

		8,463,136

Capital Markets: 2.11%
Bank of New York Mellon Corporation	26,192	1,433,750
Morgan Stanley	256	13,212

		1,446,962

Consumer Finance: 1.18%
Capital One Financial Corporation	8,849	814,108

Diversified Financial Services: 4.96%
Berkshire Hathaway Incorporated Class B †	17,628	3,402,380

Insurance: 5.41%
American International Group Incorporated	1,270	76,149
Assured Guaranty Limited	20,667	750,419
Chubb Limited	1,917	291,595
CNO Financial Group Incorporated	33,711	849,854
The Progressive Corporation	13,980	743,456
The Travelers Companies Incorporated	2,658	360,345
Unum Group	11,268	637,994

		3,709,812

Health Care: 12.45%

Biotechnology: 4.07%
Amgen Incorporated	7,492	1,316,045
Biogen Incorporated	4,384	1,412,393
Bioverativ Incorporated †	1,260	63,025

		2,791,463

Health Care Equipment & Supplies: 2.18%
Baxter International Incorporated	22,725	1,489,169
Medtronic plc	101	8,295

		1,497,464

Health Care Providers & Services: 0.60%
Humana Incorporated	1,569	409,289

Pharmaceuticals: 5.60%
Johnson & Johnson	10,219	1,423,813
Mallinckrodt plc †	20,479	446,852
Merck & Company Incorporated	35,647	1,970,210

		3,840,875

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Industrials: 6.44%

Aerospace & Defense: 1.35%
Raytheon Company	2,071	$395,872
The Boeing Company	1,904	527,027

		922,899

Air Freight & Logistics: 0.12%
FedEx Corporation	364	84,251

Airlines: 1.64%
Southwest Airlines Company	18,562	1,126,157

Commercial Services & Supplies: 0.08%
Waste Management Incorporated	632	51,982

Industrial Conglomerates: 2.42%
Honeywell International Incorporated	10,634	1,658,479

Machinery: 0.83%
EnPro Industries Incorporated	3,975	343,321
Mueller Industries Incorporated	6,272	228,301

		571,622

Information Technology: 8.23%

Communications Equipment: 2.05%
Harris Corporation	9,750	1,408,875

Electronic Equipment, Instruments & Components: 0.18%
Arrow Electronics Incorporated †	1,487	120,046

Internet Software & Services: 1.54%
Alphabet Incorporated Class C †	965	985,661
eBay Incorporated †	2,120	73,500

		1,059,161

IT Services: 0.11%
Black Knight Incorporated †	293	13,156
PayPal Holdings Incorporated †	842	63,765

		76,921

Semiconductors & Semiconductor Equipment: 2.85%
Intel Corporation	19,421	870,838
Micron Technology Incorporated †	25,377	1,075,731
Texas Instruments Incorporated	100	9,729

		1,956,298

Software: 1.50%
Dell Technologies Incorporated Class V †	9,255	724,111
Oracle Corporation	6,174	302,896

		1,027,007

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	105

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Materials: 2.38%

Chemicals: 0.63%
LyondellBasell Industries NV Class A	4,116	$430,945

Metals & Mining: 0.45%
Freeport-McMoRan Incorporated †	22,548	313,868

Paper & Forest Products: 1.30%
Louisiana-Pacific Corporation †	32,246	890,312

Real Estate: 8.00%

Equity REITs: 8.00%
CoreCivic Incorporated	39,532	929,397
Park Hotels & Resorts Incorporated	19,793	577,956
Prologis Incorporated	22,622	1,498,255
Weyerhaeuser Company	32,417	1,146,913
Xenia Hotels & Resorts Incorporated	60,661	1,333,935

		5,486,456

Telecommunication Services: 1.68%

Diversified Telecommunication Services: 1.61%
Verizon Communications Incorporated	21,705	1,104,567

Wireless Telecommunication Services: 0.07%
T-Mobile USA Incorporated †	762	46,535

Utilities: 7.36%

Electric Utilities: 4.71%
American Electric Power Company Incorporated	20,024	1,554,463
Avangrid Incorporated	2,739	145,359
NextEra Energy Incorporated	6,468	1,022,203
PG&E Corporation	7,264	393,999
PPL Corporation	3,093	113,420

		3,229,444

Gas Utilities: 0.63%
UGI Corporation	8,752	428,936

Multi-Utilities: 2.02%
MDU Resources Group Incorporated	10,101	282,323
Vectren Corporation	15,914	1,106,023

		1,388,346

Total Common Stocks (Cost $59,052,408)		66,915,889

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 2.01%

Investment Companies: 2.01%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00%	1,379,139	$1,379,139

Total Short-Term Investments (Cost $1,379,139)			1,379,139

Total investments in securities (Cost $60,431,547)	99.56%	68,295,028
Other assets and liabilities, net	0.44	303,537

Total net assets	100.00%	$68,598,565

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	11	12-15-2017	$1,414,978	$1,456,345	$41,367	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,468,513	14,387,409	14,476,783	1,379,139	$0	$0	$5,604	$1,379,139	2.01%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	107

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.05%

Consumer Discretionary: 10.73%

Auto Components: 0.62%
Fox Factory Holding Corporation †	290,450	$11,327,547

Diversified Consumer Services: 0.41%
Houghton Mifflin Harcourt Company †	770,692	7,514,247

Hotels, Restaurants & Leisure: 3.86%
Del Taco Restaurants Incorporated †	467,155	5,736,663
Eldorado Resorts Incorporated †«	537,203	16,438,412
Extended Stay America Incorporated	916,351	16,008,652
International Game Technology	872,370	23,981,451
Zoe’s Kitchen Incorporated †«	527,231	8,425,151

		70,590,329

Media: 1.49%
IMAX Corporation †«	421,145	10,697,083
Lions Gate Entertainment Class A	200,397	6,554,986
Lions Gate Entertainment Class B †	321,065	9,965,858
Media General Incorporated (a)	347,897	0

		27,217,927

Specialty Retail: 3.49%
At Home Group Incorporated †«	420,017	11,605,070
Burlington Stores Incorporated †	188,276	20,026,918
Dick’s Sporting Goods Incorporated	321,197	9,462,464
Monro Muffler Brake Incorporated «	206,348	10,410,257
Party City Holdco Incorporated †«	893,227	12,415,855

		63,920,564

Textiles, Apparel & Luxury Goods: 0.86%
G-III Apparel Group Limited †	513,408	15,812,966

Consumer Staples: 2.31%

Food & Staples Retailing: 1.19%
Performance Food Group Company †	731,770	21,696,981

Household Products: 1.12%
Central Garden & Pet Company Class A †	533,041	20,559,391

Energy: 1.22%

Oil, Gas & Consumable Fuels: 1.22%
Diamondback Energy Incorporated †	98,755	10,794,909
GasLog Limited «	641,463	11,546,334

		22,341,243

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 9.13%

Banks: 2.51%
ServisFirst Bancshares Incorporated	317,091	$13,314,651
Signature Bank †	50,488	6,930,993
SVB Financial Group †	112,882	25,696,458

		45,942,102

Capital Markets: 3.94%
Evercore Partners Incorporated Class A	295,882	25,697,352
Stifel Financial Corporation	354,531	19,938,823
Virtu Financial Incorporated Class A «	784,293	12,783,976
Virtus Investment Partners Incorporated	114,782	13,779,579

		72,199,730

Insurance: 1.10%
Argo Group International Holdings Limited	327,508	20,059,865

Thrifts & Mortgage Finance: 1.58%
Essent Group Limited †	521,401	23,071,994
Sterling Bancorp Incorporated †«	470,289	5,831,584

		28,903,578

Health Care: 19.62%

Biotechnology: 4.99%
Alnylam Pharmaceuticals Incorporated †	95,124	12,797,983
Bioverativ Incorporated †	194,487	9,728,240
Emergent BioSolutions Incorporated †	286,551	12,588,185
Esperion Therapeutics Incorporated †«	162,458	9,992,792
Flexion Therapeutics Incorporated †«	415,702	10,770,839
Foundation Medicine Incorporated †«	208,663	11,100,872
Galapagos NV †«	74,432	6,563,414
Intercept Pharmaceuticals Incorporated †«	75,810	4,655,492
Intrexon Corporation «	411,870	5,617,907
Tesaro Incorporated †«	89,776	7,595,050

		91,410,774

Health Care Equipment & Supplies: 6.89%
AngioDynamics Incorporated †	347,100	5,963,178
Atricure Incorporated †	623,547	11,535,620
Cerus Corporation †«	1,765,555	6,973,942
DexCom Incorporated †«	179,816	10,506,649
Glaukos Corporation †«	341,928	9,153,413
Inogen Incorporated †	136,134	17,525,891
K2M Group Holdings Incorporated †	551,458	10,841,664
Nevro Corporation †	224,340	16,785,119
Novocure Limited †«	545,437	10,499,662
Tactile Systems Technology Class I †«	376,991	11,245,642
Wright Medical Group NV †«	619,784	15,066,949

		126,097,729

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	109

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services: 2.94%
AMN Healthcare Services Incorporated †«	327,306	$16,430,761
HealthEquity Incorporated †	427,073	22,152,277
Teladoc Incorporated †«	413,525	15,341,778

		53,924,816

Health Care Technology: 2.69%
athenahealth Incorporated †	90,570	12,035,847
Evolent Health Incorporated Class A †«	1,107,692	14,233,842
Medidata Solutions Incorporated †	212,326	14,149,405
Vocera Communications Incorporated †	300,199	8,795,831

		49,214,925

Life Sciences Tools & Services: 1.31%
ICON plc ADR †	204,842	23,927,594

Pharmaceuticals: 0.80%
Optinose Incorporated †«	209,550	4,000,310
Pacira Pharmaceuticals Incorporated †	230,137	10,632,329

		14,632,639

Industrials: 19.55%

Aerospace & Defense: 0.60%
Kratos Defense & Security Solutions Incorporated †	1,049,602	10,947,349

Air Freight & Logistics: 0.67%
Hub Group Incorporated Class A †	256,022	12,237,852

Building Products: 4.83%
A.O. Smith Corporation	353,932	22,446,367
Apogee Enterprises Incorporated	316,976	15,858,309
JELD-WEN Holding Incorporated †	280,740	10,979,741
Masonite International Corporation †	179,023	13,185,044
NCI Building Systems Incorporated †	853,392	14,251,646
PGT Incorporated †	719,275	11,760,146

		88,481,253

Commercial Services & Supplies: 2.53%
Copart Incorporated †	657,633	28,383,440
KAR Auction Services Incorporated	355,991	17,931,267

		46,314,707

Construction & Engineering: 1.67%
Dycom Industries Incorporated †	59,272	6,364,035
Granite Construction Incorporated	365,204	24,238,589

		30,602,624

Machinery: 4.45%
EnPro Industries Incorporated	222,732	19,237,363
Gardner Denver Holdings Incorporated †	629,916	20,415,578

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Machinery (continued)
REV Group Incorporated	499,651	$13,645,469
SPX Corporation †	531,944	16,963,694
Wabash National Corporation «	556,575	11,214,986

		81,477,090

Professional Services: 1.90%
On Assignment Incorporated †	420,611	26,902,280
RPX Corporation	599,937	7,913,169

		34,815,449

Road & Rail: 2.90%
Genesee & Wyoming Incorporated Class A †	246,237	19,408,400
Knight-Swift Transportation Holdings Incorporated	354,207	15,117,555
Schneider National Incorporated Class B «	704,545	18,480,215

		53,006,170

Information Technology: 28.69%

Communications Equipment: 0.98%
Ciena Corporation †	821,847	17,875,172

Electronic Equipment, Instruments & Components: 1.72%
OSI Systems Incorporated †	173,626	15,046,429
Tech Data Corporation †	170,060	16,444,802

		31,491,231

Internet Software & Services: 6.86%
2U Incorporated †«	374,322	23,994,040
Benefitfocus Incorporated †«	403,321	10,929,999
Cloudera Incorporated †	747,114	11,826,815
Cornerstone OnDemand Incorporated †	388,396	14,359,000
Hortonworks Incorporated †	544,929	10,359,100
Mimecast Limited †	368,128	11,191,091
New Relic Incorporated †	334,176	18,807,425
Okta Incorporated †	197,857	5,779,403
Shopify Incorporated Class A †«	177,188	18,395,658

		125,642,531

IT Services: 1.13%
Acxiom Corporation †	756,182	20,605,960

Semiconductors & Semiconductor Equipment: 7.06%
Axcelis Technologies Incorporated †	469,657	15,029,024
Cypress Semiconductor Corporation	1,566,963	25,087,078
FormFactor Incorporated †	1,161,867	19,054,619
Microsemi Corporation †	437,436	23,118,493
Nanometrics Incorporated †	347,895	8,753,038
Silicon Motion Technology Corporation ADR «	254,752	13,185,964
Teradyne Incorporated	616,929	24,967,117

		129,195,333

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	111

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Software: 10.94%
Atlassian Corporation plc Class A †		343,591	$16,042,264
Cadence Design Systems Incorporated †		612,201	26,881,746
CyberArk Software Limited †«		262,991	12,376,356
Nuance Communications Incorporated †		1,014,522	15,765,672
PTC Incorporated †		458,731	29,211,990
RealPage Incorporated †		540,615	24,516,890
Sailpoint Technologies Holding †		26,340	387,198
SS&C Technologies Holdings Incorporated		861,135	35,556,264
Talend SA ADR †		263,371	10,526,939
The Ultimate Software Group Incorporated †		62,838	13,260,703
Zendesk Incorporated †		471,259	15,839,015

			200,365,037

Materials: 3.55%

Chemicals: 0.56%
KMG Chemicals Incorporated		188,641	10,260,184

Metals & Mining: 1.83%
Carpenter Technology Corporation		338,651	16,739,519
Steel Dynamics Incorporated		434,392	16,724,092

			33,463,611

Paper & Forest Products: 1.16%
Boise Cascade Company		554,198	21,336,623

Real Estate: 1.25%

Equity REITs: 1.25%
QTS Realty Trust Incorporated Class A		411,310	22,893,515

Total Common Stocks (Cost $1,220,678,018)			1,758,306,638

	Yield
Short-Term Investments: 16.58%

Investment Companies: 16.58%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	235,213,579	235,237,100
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	68,328,716	68,328,716

Total Short-Term Investments (Cost $303,552,950)			303,565,816

Total investments in securities (Cost $1,524,230,968)	112.63%	2,061,872,454
Other assets and liabilities, net	(12.63)	(231,152,167)

Total net assets	100.00%	$1,830,720,287

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	205,550,129	473,115,600	443,452,150	235,213,579	$715	$0	$1,152,106	$235,237,100
Wells Fargo Government Money Market Fund Select Class	62,006,657	203,531,569	197,209,510	68,328,716	0	0	311,315	68,328,716

					$715	$0	$1,463,421	$303,565,816	16.58%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	113

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.37%

Consumer Discretionary: 18.48%

Auto Components: 2.33%
American Axle & Manufacturing Holdings Incorporated †	76,335	$1,370,211
Visteon Corporation †	18,480	2,433,631

		3,803,842

Diversified Consumer Services: 1.50%
Adtalem Global Education Incorporated	59,226	2,454,918

Hotels, Restaurants & Leisure: 4.42%
Eldorado Resorts Incorporated †«	88,176	2,698,186
Extended Stay America Incorporated	79,072	1,381,388
Red Robin Gourmet Burgers Incorporated †	33,872	1,774,893
SeaWorld Entertainment Incorporated †«	117,152	1,376,536

		7,231,003

Household Durables: 3.50%
Century Communities Incorporated †	75,397	2,363,696
Taylor Morrison Home Corporation Class A †	57,172	1,381,276
TRI Pointe Homes Incorporated †	109,509	1,984,303

		5,729,275

Internet & Direct Marketing Retail: 1.03%
1-800-Flowers.com Incorporated Class A †	164,102	1,682,046

Media: 3.14%
AMC Entertainment Holdings Class A «	81,261	1,157,969
IMAX Corporation †«	64,653	1,642,186
Regal Entertainment Group Class A «	115,133	2,326,838

		5,126,993

Specialty Retail: 1.66%
Asbury Automotive Group Incorporated †	19,691	1,295,668
Urban Outfitters Incorporated †«	45,519	1,416,551

		2,712,219

Textiles, Apparel & Luxury Goods: 0.90%
Oxford Industries Incorporated	21,281	1,468,389

Consumer Staples: 1.73%

Food & Staples Retailing: 0.69%
United Natural Foods Incorporated †	23,356	1,121,555

Food Products: 1.04%
Darling Ingredients Incorporated †	94,718	1,700,188

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Energy: 5.22%

Energy Equipment & Services: 2.21%
Basic Energy Services Incorporated †	40,880	$914,486
C&J Energy Services Incorporated †	43,195	1,350,276
Unit Corporation †	63,413	1,356,404

		3,621,166

Oil, Gas & Consumable Fuels: 3.01%
Callon Petroleum Company †	99,424	1,097,641
Delek US Holdings Incorporated	58,048	1,928,355
Scorpio Tankers Incorporated	310,064	961,198
SM Energy Company	45,045	929,729

		4,916,923

Financials: 28.11%

Banks: 18.59%
Berkshire Hills Bancorp Incorporated	42,006	1,619,331
Cathay General Bancorp	44,756	1,941,963
Chemical Financial Corporation	33,845	1,908,520
ConnectOne Bancorp Incorporated	49,823	1,352,694
Customers Bancorp Incorporated †	45,909	1,244,134
FCB Financial Holdings Class A †	33,189	1,754,039
First Bancorp Corporation	36,107	1,368,455
FNB Corporation	111,754	1,585,789
Great Western Bancorp Incorporated	41,989	1,734,985
Green Bancorp Incorporated †	58,235	1,304,464
Independent Bank Group Incorporated	32,387	2,231,464
MB Financial Incorporated	37,507	1,745,951
Opus Bank †	41,498	1,157,794
Renasant Corporation	35,782	1,540,057
Simmons First National Corporation Class A	28,151	1,629,943
Sterling BanCorp	66,949	1,697,157
Valley National Bancorp	118,465	1,409,734
WesBanco Incorporated	35,263	1,483,514
Wintrust Financial Corporation	20,024	1,679,012

		30,389,000

Capital Markets: 0.94%
Stifel Financial Corporation	27,460	1,544,350

Consumer Finance: 1.90%
Encore Capital Group Incorporated †«	36,347	1,664,693
PRA Group Incorporated †	41,545	1,445,766

		3,110,459

Insurance: 4.98%
Horace Mann Educators Corporation	44,031	2,056,248
James River Group Holdings Limited	35,044	1,418,581

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	115

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Insurance (continued)
Kemper Corporation	36,118	$2,492,142
Primerica Incorporated	20,857	2,169,128

		8,136,099

Thrifts & Mortgage Finance: 1.70%
Bofi Holding Incorporated †«	61,382	1,696,598
Dime Community Bancshares	49,282	1,086,668

		2,783,266

Health Care: 7.48%

Health Care Equipment & Supplies: 2.32%
Lantheus Holdings Incorporated †	70,510	1,579,424
Merit Medical Systems Incorporated †	50,814	2,207,868

		3,787,292

Health Care Providers & Services: 4.14%
AMN Healthcare Services Incorporated †	36,978	1,856,296
Magellan Health Services Incorporated †	18,777	1,586,657
MEDNAX Incorporated †	34,905	1,737,920
Premier Incorporated Class A †	54,835	1,591,312

		6,772,185

Life Sciences Tools & Services: 1.02%
Cambrex Corporation †	34,093	1,665,443

Industrials: 8.12%

Aerospace & Defense: 0.71%
Triumph Group Incorporated	37,505	1,158,905

Building Products: 0.91%
Builders FirstSource Incorporated †	73,411	1,497,584

Commercial Services & Supplies: 2.10%
Interface Incorporated	87,264	2,177,237
LSC Communications Incorporated	77,012	1,259,916

		3,437,153

Construction & Engineering: 0.82%
KBR Incorporated	71,350	1,337,813

Road & Rail: 1.02%
Hertz Global Holdings Incorporated †«	87,721	1,662,313

Trading Companies & Distributors: 2.56%
Air Lease Corporation	50,209	2,174,050
Triton International Limited	50,682	2,005,487

		4,179,537

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2017 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Information Technology: 12.78%

Communications Equipment: 1.53%
Comtech Telecommunications Corporation	37,035	$802,548
Finisar Corporation †«	84,545	1,691,745

		2,494,293

Electronic Equipment, Instruments & Components: 3.75%
Anixter International Incorporated †	21,110	1,509,365
TTM Technologies Incorporated †	118,506	1,935,203
VeriFone Systems Incorporated †	65,172	1,130,082
Vishay Intertechnology Incorporated «	71,022	1,555,382

		6,130,032

IT Services: 1.06%
Virtusa Corporation †	37,546	1,740,257

Semiconductors & Semiconductor Equipment: 4.84%
Cirrus Logic Incorporated †	30,705	1,696,144
Cypress Semiconductor Corporation	166,766	2,669,924
FormFactor Incorporated †	101,781	1,669,208
Synaptics Incorporated †	17,951	677,471
Veeco Instruments Incorporated †	74,180	1,198,007

		7,910,754

Software: 1.18%
Tivo Corporation	108,643	1,933,845

Technology Hardware, Storage & Peripherals: 0.42%
Super Micro Computer Incorporated †	31,241	688,864

Materials: 2.90%

Chemicals: 2.17%
A. Schulman Incorporated	51,598	1,958,144
Cabot Corporation	26,069	1,596,466

		3,554,610

Construction Materials: 0.46%
Forterra Incorporated †«	76,194	749,749

Metals & Mining: 0.27%
AK Steel Holding Corporation †«	90,244	439,488

Real Estate: 8.97%

Equity REITs: 8.28%
Brandywine Realty Trust	92,770	1,598,427
Corporate Office Properties Trust	50,274	1,525,313
Cousins Properties Incorporated	187,202	1,679,202
Equity Commonwealth †	50,674	1,523,260
Four Corners Property Trust Incorporated	51,387	1,341,201
Kite Realty Group Trust	63,176	1,214,874

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	117

SMALL COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Equity REITs (continued)
Pebblebrook Hotel Trust «		39,755	$1,529,375
Ramco-Gershenson Properties Trust		96,504	1,390,623
Sunstone Hotel Investors Incorporated		104,194	1,741,082

			13,543,357

Real Estate Management & Development: 0.69%
Alexander & Baldwin Incorporated		38,728	1,125,436

Utilities: 3.58%

Electric Utilities: 3.58%
ALLETE Incorporated		20,539	1,653,390
El Paso Electric Company		35,634	2,170,111
Portland General Electric Company		24,014	1,192,055
Spark Energy Incorporated Class A «		67,073	838,413

			5,853,969

Total Common Stocks (Cost $124,496,217)			159,194,570

	Yield
Short-Term Investments: 13.80%

Investment Companies: 13.80%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29%	19,498,529	19,500,479
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00	3,068,712	3,068,712

Total Short-Term Investments (Cost $22,568,547)			22,569,191

Total investments in securities (Cost $147,064,764)	111.17%	181,763,761
Other assets and liabilities, net	(11.17)	(18,269,435)

Total net assets	100.00%	$163,494,326

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	13,908,596	82,168,302	76,578,369	19,498,529	$30	$0	$185,687	$19,500,479
Wells Fargo Government Money Market Fund Select Class	4,735,638	39,645,032	41,311,958	3,068,712	0	0	27,897	3,068,712

					$30	$0	$213,584	$22,569,191	13.80%

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Equity Gateway Funds	Statements of assets and liabilities—November 30, 2017 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments in unaffiliated securities (including securities on loan), at value (see cost below)	$396,544,140	$92,188,540
Investments in affiliated securities, at value (see cost below)	36,676,363	1,898,220
Segregated cash for futures transactions	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	1,204,040	426,540
Receivable for dividends	841,480	150,130
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	3,347	400
Prepaid expenses and other assets	14,493	1,225

Total assets	435,283,863	94,665,055

Liabilities
Payable upon receipt of securities loaned	13,373,325	1,113,825
Payable for investments purchased	0	283,485
Management fee payable	213,640	43,327
Trustees’ fees and expenses payable	2,338	2,340
Due to custodian bank	0	11
Professional fees payable	16,983	20,042
Accrued expenses and other liabilities	13,144	55,401

Total liabilities	13,619,430	1,518,431

Total net assets	$421,664,433	$93,146,624

Investments in unaffiliated securities, at cost	$295,034,960	$55,648,651

Investments in affiliated securities, at cost	$36,676,314	$1,898,210

Securities on loan, at value	$13,088,401	$1,090,300

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	119

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$819,971,524	$1,889,679,728	$41,449,325	$816,063,336	$66,915,889	$1,758,306,638	$159,194,570
49,514,609	51,804,692	9,307,998	33,019,075	1,379,139	303,565,816	22,569,191
0	0	0	0	150,000	0	0
0	0	6,216	7,883,760	0	0	0
6,487,270	8,203,184	10,086	71,715	0	7,248,262	1,308,660
156,350	4,725,735	357,501	3,293,279	185,326	1,093,075	770,694
0	328,990	0	0	10,769	0	0
46,394	3,756	12	31,142	0	149,243	21,633
0	194,957	6,761	5,312	2,495	12,736	14,347

876,176,147	1,954,941,042	51,137,899	860,367,619	68,643,618	2,070,375,770	183,879,095

37,018,173	6,195,416	0	18,388,755	0	235,219,267	19,499,762
9,313,152	0	9,161,906	2,459,943	0	1,591,063	731,449
532,450	141,973	13,267	521,628	14,895	1,131,086	123,576
2,217	2,362	2,322	2,384	2,358	2,351	2,306
0	0	0	0	855	1,670,769	0
18,994	21,873	30,360	31,593	22,667	18,069	19,913
59,542	5,998	51,266	67,763	4,278	22,878	7,763

46,944,528	6,367,622	9,259,121	21,472,066	45,053	239,655,483	20,384,769

$829,231,619	$1,948,573,420	$41,878,778	$838,895,553	$68,598,565	$1,830,720,287	$163,494,326

$532,402,444	$665,745,634	$32,614,233	$720,618,425	$59,052,408	$1,220,678,018	$124,496,217

$49,511,794	$40,049,417	$9,307,998	$33,018,781	$1,379,139	$303,552,950	$22,568,547

$36,170,154	$6,039,585	$0	$17,490,685	$0	$228,494,698	$19,012,448

$0	$0	$6,207	$7,835,016	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Equity Gateway Funds	Statements of operations—six months ended November 30, 2017 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$3,145,480	$575,641
Income from affiliated securities	103,323	4,485
Securities lending income from affiliates, net	28,015	2,447
Interest	0	0

Total investment income	3,276,818	582,573

Expenses
Management fee	1,283,381	329,517
Custody and accounting fees	7,841	27,492
Professional fees	22,130	24,088
Shareholder report expenses	1,031	1,025
Trustees’ fees and expenses	10,801	10,722
Other fees and expenses	4,550	6,702

Total expenses	1,329,734	399,546
Less: Fee waivers and/or expense reimbursements	(15,198)	(84,173)

Net expenses	1,314,536	315,373

Net investment income (loss)	1,962,282	267,200

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	21,721,193	10,794,225
Affiliated securities	(35)	36
Futures transactions	0	0

Net realized gains on investments	21,721,158	10,794,261

Net change in unrealized gains (losses) on:
Unaffiliated securities	11,480,149	1,716,644
Affiliated securities	(2)	(16)
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	11,480,147	1,716,628

Net realized and unrealized gains (losses) on investments	33,201,305	12,510,889

Net increase in net assets resulting from operations	$35,163,587	$12,778,089

* Net of foreign dividend withholding taxes in the amount of	$27,583	$526

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2017 (unaudited)	Wells Fargo Equity Gateway Funds	121

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$740,201	$20,043,815	$578,653	$12,477,247	$717,719	$4,379,936	$2,049,417
53,739	410,142	10,112	21,341	5,604	311,315	27,897
244,346	32,864	24,760	329,795	0	1,152,106	185,687
0	6,230	0	0	0	0	0

1,038,286	20,493,051	613,525	12,828,383	723,323	5,843,357	2,263,001

3,200,215	870,026	439,258	3,100,391	121,817	6,730,260	849,435
25,935	66,319	38,031	97,942	5,086	42,573	10,610
23,493	30,361	34,775	30,416	24,502	24,297	21,829
2,262	3,561	1,798	1,323	1,317	1,492	1,394
10,625	10,773	10,845	10,982	10,742	10,471	10,523
12,517	9,565	27,186	21,969	5,734	12,515	2,721

3,275,047	990,605	551,893	3,263,023	169,198	6,821,608	896,512
0	0	(10,756)	0	(14,972)	0	0

3,275,047	990,605	541,137	3,263,023	154,226	6,821,608	896,512

(2,236,761)	19,502,446	72,388	9,565,360	569,097	(978,251)	1,366,489

57,757,303	147,894,545	27,940,439	3,014,353	2,160,501	11,498,961	20,706,828
3,355	1,437,022	6	(164)	0	715	30
0	2,829,411	0	0	39,449	0	0

57,760,658	152,160,978	27,940,445	3,014,189	2,199,950	11,499,676	20,706,858

53,419,156	30,215,707	(16,732,880)	52,088,189	4,029,153	200,812,889	3,266,049
(2,900)	717,105	0	0	0	0	0
0	233,310	0	0	41,367	0	0

53,416,256	31,166,122	(16,732,880)	52,088,189	4,070,520	200,812,889	3,266,049

111,176,914	183,327,100	11,207,565	55,102,378	6,270,470	212,312,565	23,972,907

$108,940,153	$202,829,546	$11,279,953	$64,667,738	$6,839,567	$211,334,314	$25,339,396

$0	$40,647	$95,995	$1,163,786	$63	$23	$0

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$1,962,282	$3,655,932
Net realized gains on investments	21,721,158	33,005,051
Net change in unrealized gains (losses) on investments	11,480,147	22,347,142

Net increase in net assets resulting from operations	35,163,587	59,008,125

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	41,986,399	92,843,484
Withdrawals	(19,338,933)	(80,962,518)

Net increase in net assets resulting from capital share transactions	22,647,466	11,880,966

Total increase in net assets	57,811,053	70,889,091

Net assets
Beginning of period	363,853,380	292,964,289

End of period	$421,664,433	$363,853,380

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	123

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$267,200	$559,502
Net realized gains on investments	10,794,261	16,539,222
Net change in unrealized gains (losses) on investments	1,716,628	(1,622,597)

Net increase in net assets resulting from operations	12,778,089	15,476,127

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	473,194	1,745,319
Withdrawals	(26,357,072)	(26,727,509)

Net decrease in net assets resulting from capital share transactions	(25,883,878)	(24,982,190)

Total decrease in net assets	(13,105,789)	(9,506,063)

Net assets
Beginning of period	106,252,413	115,758,476

End of period	$93,146,624	$106,252,413

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment loss	$(2,236,761)	$(1,240,591)
Net realized gains on investments	57,760,658	135,595,165
Net change in unrealized gains (losses) on investments	53,416,256	47,322,234

Net increase in net assets resulting from operations	108,940,153	181,676,808

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	5,445,214	56,931,248
Withdrawals	(79,793,760)	(342,455,709)

Net decrease in net assets resulting from capital share transactions	(74,348,546)	(285,524,461)

Total increase (decrease) in net assets	34,591,607	(103,847,653)

Net assets
Beginning of period	794,640,012	898,487,665

End of period	$829,231,619	$794,640,012

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	125

	Index Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$19,502,446	$44,665,747
Net realized gains on investments	152,160,978	304,897,871
Net change in unrealized gains (losses) on investments	31,166,122	2,704,619

Net increase in net assets resulting from operations	202,829,546	352,268,237

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,569,713	39,021,343
Withdrawals	(276,360,437)	(716,167,440)

Net decrease in net assets resulting from capital share transactions	(269,790,724)	(677,146,097)

Total decrease in net assets	(66,961,178)	(324,877,860)

Net assets
Beginning of period	2,015,534,598	2,340,412,458

End of period	$1,948,573,420	$2,015,534,598

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$72,388	$1,772,360
Net realized gains on investments	27,940,445	1,901,476
Net change in unrealized gains (losses) on investments	(16,732,880)	9,943,224

Net increase in net assets resulting from operations	11,279,953	13,617,060

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,249,110	4,029,844
Withdrawals	(119,141,315)	(28,532,489)

Net decrease in net assets resulting from capital share transactions	(106,892,205)	(24,502,645)

Total decrease in net assets	(95,612,252)	(10,885,585)

Net assets
Beginning of period	137,491,030	148,376,615

End of period	$41,878,778	$137,491,030

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	127

	International Value Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$9,565,360	$17,160,119
Net realized gains (losses) on investments	3,014,189	(10,175,083)
Net change in unrealized gains (losses) on investments	52,088,189	100,789,122

Net increase in net assets resulting from operations	64,667,738	107,774,158

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	69,240,560	236,560,483
Withdrawals	(47,650,472)	(100,015,884)

Net increase in net assets resulting from capital share transactions	21,590,088	136,544,599

Total increase in net assets	86,257,826	244,318,757

Net assets
Beginning of period	752,637,727	508,318,970

End of period	$838,895,553	$752,637,727

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$569,097	$1,094,138
Net realized gains on investments	2,199,950	16,081,914
Net change in unrealized gains (losses) on investments	4,070,520	(7,786,892)

Net increase in net assets resulting from operations	6,839,567	9,389,160

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	480,432	911,057
Withdrawals	(9,940,243)	(18,196,238)

Net decrease in net assets resulting from capital share transactions	(9,459,811)	(17,285,181)

Total decrease in net assets	(2,620,244)	(7,896,021)

Net assets
Beginning of period	71,218,809	79,114,830

End of period	$68,598,565	$71,218,809

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	129

	Small Company Growth Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment loss	$(978,251)	$(2,125,287)
Net realized gains (losses) on investments	11,499,676	(16,225,835)
Net change in unrealized gains (losses) on investments	200,812,889	257,670,175

Net increase in net assets resulting from operations	211,334,314	239,319,053

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	38,513,574	485,927,559
Withdrawals	(92,652,047)	(248,318,606)

Net increase (decrease) in net assets resulting from capital share transactions	(54,138,473)	237,608,953

Total increase in net assets	157,195,841	476,928,006

Net assets
Beginning of period	1,673,524,446	1,196,596,440

End of period	$1,830,720,287	$1,673,524,446

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$1,366,489	$1,579,627
Net realized gains on investments	20,706,858	28,865,439
Net change in unrealized gains (losses) on investments	3,266,049	9,357,164

Net increase in net assets resulting from operations	25,339,396	39,802,230

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,081,013	22,385,660
Withdrawals	(82,150,882)	(65,532,861)

Net decrease in net assets resulting from capital share transactions	(76,069,869)	(43,147,201)

Total decrease in net assets	(50,730,473)	(3,344,971)

Net assets
Beginning of period	214,224,799	217,569,770

End of period	$163,494,326	$214,224,799

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	131

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

C&B Large Cap Value Portfolio
Six months ended November 30, 2017 (unaudited)	0.99%	0.67%	0.67%	9.33%	18%
Year ended May 31, 2017	1.09%	0.68%	0.68%	19.17%	89%
Year ended May 31, 2016	1.33%	0.68%	0.68%	0.35%	29%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2017 (unaudited)	0.53%	0.79%	0.62%	13.51%	19%
Year ended May 31, 2017	0.51%	0.78%	0.62%	15.36%	98%
Year ended May 31, 2016	0.29%	0.74%	0.62%	(2.28)%	59%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%

Emerging Growth Portfolio
Six months ended November 30, 2017 (unaudited)	(0.55)%	0.81%	0.81%	14.43%	26%
Year ended May 31, 2017	(0.15)%	0.81%	0.81%	23.97%	115%
Year ended May 31, 2016	(0.40)%	0.80%	0.80%	(14.47)%	66%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%

Index Portfolio
Six months ended November 30, 2017 (unaudited)	1.96%	0.10%	0.10%	10.85%	2%
Year ended May 31, 2017	2.03%	0.10%	0.10%	17.36%	9%
Year ended May 31, 2016	2.12%	0.11%	0.10%	1.62%	4%
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%

International Growth Portfolio
Six months ended November 30, 2017 (unaudited)	0.13%	1.01%	0.99%	10.19%	37%
Year ended May 31, 2017	1.25%	0.98%	0.98%	10.31%	121%
Year ended May 31, 2016	1.16%	0.99%	0.99%	(12.40)%	62%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%

International Value Portfolio
Six months ended November 30, 2017 (unaudited)	2.41%	0.82%	0.82%	8.48%	6%
Year ended May 31, 2017	3.03%	0.87%	0.87%	19.16%	41%
Year ended May 31, 2016	2.50%	0.91%	0.91%	(11.85)%	14%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%

Large Company Value Portfolio
Six months ended November 30, 2017 (unaudited)	1.64%	0.49%	0.44%	10.36%	117%
Year ended May 31, 2017	1.45%	0.68%	0.66%	13.22%	203%
Year ended May 31, 2016	1.54%	0.76%	0.74%	(3.92)%	50%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%

Please see footnote on page 132.

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Equity Gateway Funds	Financial highlights

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

Small Company Growth Portfolio
Six months ended November 30, 2017 (unaudited)	(0.11)%	0.78%	0.78%	12.83%	17%
Year ended May 31, 2017	(0.14)%	0.79%	0.79%	18.15%	82%
Year ended May 31, 2016	(0.03)%	0.80%	0.80%	(13.86)%	49%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%

Small Company Value Portfolio
Six months ended November 30, 2017 (unaudited)	1.28%	0.84%	0.84%	13.83%	27%
Year ended May 31, 2017	0.72%	0.84%	0.84%	19.44%	110%
Year ended May 31, 2016	0.62%	0.85%	0.85%	(4.96)%	72%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	133

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Index Portfolio (“Index Portfolio”), Wells Fargo International Growth Portfolio (“International Growth Portfolio”), Wells Fargo International Value Portfolio (“International Value Portfolio”), Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), and Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2017, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant

134	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

Each Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Security loans

Each Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

Each Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income from affiliates (net of fees and rebates) on the Statements of Operations.

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	135

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains
C&B Large Cap Value Portfolio	$337,269,887	$107,820,240	$(11,869,624)	$95,950,616
Diversified Large Cap Growth Portfolio	57,478,387	36,771,433	(163,060)	36,608,373
Emerging Growth Portfolio	581,001,147	292.824,064	(4,339,078)	288,484,986
Index Portfolio	703,431,534	1,251,543,834	(12,774,178)	1,238,769,656
International Growth Portfolio	42,096,472	8,884,273	(223,422)	8,660,851
International Value Portfolio	756,728,329	152,755,154	(60,401,072)	92,354,082
Large Company Value Portfolio	60,850,246	8,278,561	(792,412)	7,486,149
Small Company Growth Portfolio	1,543,991,402	574,992,701	(57,111,649)	517,881,052
Small Company Value Portfolio	147,806,459	39,399,149	(5,441,847)	33,957,302

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

136	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2017:

C&B Large Cap Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$65,748,351	$0	$0	$65,748,351
Consumer staples	15,376,229	0	0	15,376,229
Energy	23,896,484	0	0	23,896,484
Financials	120,555,322	0	0	120,555,322
Health care	59,449,612	0	0	59,449,612
Industrials	56,367,536	0	0	56,367,536
Information technology	28,797,109	0	0	28,797,109
Materials	20,183,369	0	0	20,183,369
Real estate	6,170,128	0	0	6,170,128

Short-term investments
Investment companies	23,303,022	0	0	23,303,022
Investments measured at net asset value*				13,373,341
Total assets	$419,847,162	$0	$0	$433,220,503

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $13,373,341 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Diversified Large Cap Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$13,445,142	$0	$0	$13,445,142
Consumer staples	3,098,819	0	0	3,098,819
Energy	2,271,298	0	0	2,271,298
Financials	7,843,769	0	0	7,843,769
Health care	11,163,735	0	0	11,163,735
Industrials	11,187,758	0	0	11,187,758
Information technology	37,527,492	0	0	37,527,492
Materials	3,725,264	0	0	3,725,264
Real estate	1,393,906	0	0	1,393,906
Utilities	531,357	0	0	531,357

Short-term investments
Investment companies	784,307	0	0	784,307
Investments measured at net asset value*				1,113,913
Total assets	$92,972,847	$0	$0	$94,086,760

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $1,113,913 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	137

Emerging Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$109,882,655	$0	$0	$109,882,655
Energy	13,309,639	0	0	13,309,639
Financials	32,754,037	0	0	32,754,037
Health care	185,133,276	0	0	185,133,276
Industrials	180,929,250	0	0	180,929,250
Information technology	286,304,355	0	0	286,304,355
Materials	3,141,600	0	0	3,141,600

Exchage-traded funds	8,516,712	0	0	8,516,712

Short-term investments
Investment companies	12,485,937	0	0	12,485,937
Investments measured at net asset value*				37,028,672
Total assets	$832,457,461	$0	$0	$869,486,133

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $37,028,672 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Index Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$231,251,906	$0	$0	$231,251,906
Consumer staples	154,825,672	0	0	154,825,672
Energy	111,597,337	0	0	111,597,337
Financials	281,695,940	0	0	281,695,940
Health care	268,343,446	0	0	268,343,446
Industrials	192,683,722	0	0	192,683,722
Information technology	458,628,105	0	0	458,628,105
Materials	56,550,661	0	0	56,550,661
Real estate	56,027,659	0	0	56,027,659
Telecommunication services	37,471,254	0	0	37,471,254
Utilities	60,109,701	0	0	60,109,701

Short-term investments
Investment companies	24,370,786	0	0	24,370,786
U.S. Treasury securities	1,730,716	0	0	1,730,716
Investments measured at net asset value*				6,197,515
	1,935,286,905	0	0	1,941,484,420
Futures contracts	328,990	0	0	328,990
Total assets	$1,935,615,895	$0	$0	$1,941,813,410

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $6,197,515 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

138	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

International Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$116,446	$0	$0	$116,446
Canada	1,038,292	0	0	1,038,292
Cayman Islands	566,039	0	0	566,039
Chile	48,942	0	0	48,942
China	2,654,603	0	0	2,654,603
Denmark	52,716	0	0	52,716
France	1,185,734	0	0	1,185,734
Germany	9,971,855	0	0	9,971,855
Hong Kong	1,132,540	0	0	1,132,540
Indonesia	253,648	0	0	253,648
Ireland	1,081,981	0	0	1,081,981
Italy	1,993,900	0	0	1,993,900
Japan	4,633,630	0	0	4,633,630
Netherlands	3,218,540	0	0	3,218,540
Russia	446,311	0	0	446,311
South Africa	269,725	0	0	269,725
South Korea	1,229,739	0	0	1,229,739
Spain	613,409	0	0	613,409
Switzerland	1,400,364	0	0	1,400,364
Taiwan	173,732	0	0	173,732
United Kingdom	6,350,991	0	0	6,350,991
United States	1,173,582	0	0	1,173,582

Participation notes
Ireland	0	1,260,294	0	1,260,294

Preferred stocks
Germany	582,312	0	0	582,312

Short-term investments
Investment companies	9,307,998	0	0	9,307,998
Total assets	$49,497,029	$1,260,294	$0	$50,757,323

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	139

International Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$45,544,164	$2	$0	$45,544,166
Austria	10,491,189	0	0	10,491,189
Belgium	3,147,375	0	0	3,147,375
Brazil	7,013,561	0	0	7,013,561
Canada	11,024,210	0	0	11,024,210
China	23,076,105	0	0	23,076,105
Denmark	9,836,780	0	0	9,836,780
France	66,666,686	0	0	66,666,686
Germany	70,719,317	0	0	70,719,317
Hong Kong	19,135,440	0	0	19,135,440
India	3,028,221	0	0	3,028,221
Ireland	7,013,997	0	0	7,013,997
Israel	3,766,111	0	0	3,766,111
Italy	20,117,000	0	0	20,117,000
Japan	191,654,824	0	0	191,654,824
Liechtenstein	869,956	0	0	869,956
Malaysia	2,712,825	0	0	2,712,825
Netherlands	27,315,149	0	0	27,315,149
Norway	11,007,114	0	0	11,007,114
Poland	1,280,051	0	0	1,280,051
Portugal	3,532,626	0	0	3,532,626
Russia	10,319,028	0	0	10,319,028
Singapore	7,778,592	0	0	7,778,592
South Africa	3,473,378	0	0	3,473,378
South Korea	21,933,998	0	0	21,933,998
Spain	21,403,444	0	0	21,403,444
Sweden	10,500,178	0	0	10,500,178
Switzerland	52,138,422	0	0	52,138,422
Taiwan	6,106,007	0	0	6,106,007
Thailand	10,986,249	0	0	10,986,249
Turkey	2,599,817	0	0	2,599,817
United Kingdom	123,341,358	0	0	123,341,358

Preferred stocks
Brazil	6,530,162	0	0	6,530,162

Short-term investments
Investment companies	14,627,964	0	0	14,627,964
Investments measured at net asset value*				18,391,111
Total assets	$830,691,298	$2	$0	$849,082,411

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $18,391,111 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

140	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

Large Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$4,392,895	$0	$0	$4,392,895
Consumer staples	5,541,085	0	0	5,541,085
Energy	7,223,313	0	0	7,223,313
Financials	17,836,398	0	0	17,836,398
Health care	8,539,091	0	0	8,539,091
Industrials	4,415,390	0	0	4,415,390
Information technology	5,648,308	0	0	5,648,308
Materials	1,635,125	0	0	1,635,125
Real estate	5,486,456	0	0	5,486,456
Telecommunication services	1,151,102	0	0	1,151,102
Utilities	5,046,726	0	0	5,046,726

Short-term investments
Investment companies	1,379,139	0	0	1,379,139
	68,295,028			68,295,028
Futures contracts	10,769			10,769
Total assets	$68,305,797	$0	$0	$68,305,797

Small Company Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$196,383,580	$0	$0	$196,383,580
Consumer staples	42,256,372	0	0	42,256,372
Energy	22,341,243	0	0	22,341,243
Financials	167,105,275	0	0	167,105,275
Health care	359,208,477	0	0	359,208,477
Industrials	357,882,494	0	0	357,882,494
Information technology	525,175,264	0	0	525,175,264
Materials	65,060,418	0	0	65,060,418
Real estate	22,893,515	0	0	22,893,515

Short-term investments
Investment companies	68,328,716	0	0	68,328,716
Investments measured at net asset value*				235,237,100
Total assets	$1,826,635,354	$0	$0	$2,061,872,454

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $235,237,100 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	141

Small Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$30,208,685	$0	$0	$30,208,685
Consumer staples	2,821,743	0	0	2,821,743
Energy	8,538,089	0	0	8,538,089
Financials	45,963,174	0	0	45,963,174
Health care	12,224,920	0	0	12,224,920
Industrials	13,273,305	0	0	13,273,305
Information technology	20,898,045	0	0	20,898,045
Materials	4,743,847	0	0	4,743,847
Real estate	14,668,793	0	0	14,668,793
Utilities	5,853,969	0	0	5,853,969

Short-term investments
Investment companies	3,068,712	0	0	3,068,712
Investments measured at net asset value*				19,500,479
Total assets	$162,263,282	$0	$0	$181,763,761

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $19,500,479 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolios at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged Analytic Investors, LLC, Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Golden Capital Management, LLC, LSV Asset Management, Peregrine Capital Management, LLC (“Peregrine”), and WellsCap as subadvisers. Analytic Investors, LLC, Galliard Capital Management, Inc., Golden Capital Management, LLC and WellsCap are each affiliates of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Effective January 1, 2018, Golden Capital Management, LLC merged into WellsCap. Artisan Partners Limited Partnership, Cooke & Bieler, L.P., LSV Asset Management and Peregrine are not affiliates of Funds Management.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

142	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the six month ended November 30, 2017	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.475%	0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65	0.475	0.65	WellsCap+	0.30	0.20
				Golden Capital Management, LLC+	0.35	0.30
Emerging Growth Portfolio	0.80	0.68	0.79	WellsCap	0.55	0.40
Index Portfolio	0.10	0.05	0.09	Golden Capital Management, LLC	0.05	0.02
International Growth Portfolio	0.80	0.65	0.80	Artisan Partners, LLC	0.80	0.50
International Value Portfolio	0.80	0.65	0.78	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.35	0.30	0.35	Analytic Investors, LLC	0.25	0.15
Small Company Growth Portfolio	0.80	0.68	0.77	Peregrine	0.50	0.45
Small Company Value Portfolio	0.80	0.68	0.80	Peregrine	0.45	0.40

+	The subadvisory fee is calculated based on the average daily net assets managed by the subadviser.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Interfund transactions

The Portfolios may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six month ended November 30, 2017 were as follows:

	Purchases at cost	Sales proceeds
C&B Large Cap Value Portfolio	$85,170,599	$68,671,701
Diversified Large Cap Growth Portfolio	19,290,473	44,890,800
Emerging Growth Portfolio	205,421,103	272,724,054
Index Portfolio	33,112,462	285,566,556
International Growth Portfolio	38,133,834	140,265,171
International Value Portfolio	66,524,606	43,419,826
Large Company Value Portfolio	79,623,196	88,551,795
Small Company Growth Portfolio	281,008,653	342,076,939
Small Company Value Portfolio	55,445,457	128,763,747

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2017, Index Portfolio and Large Company Value Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

The table below discloses the volume of each Portfolio’s derivative transactions during the six months ended November 30, 2017 and any segregated cash on November 30, 2017.

	Index Portfolio	Large Company Value Portfolio
Average notional balance on long futures	$37,070,600	$1,414,978
Segregated cash at November 30, 2017	0	150,000

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	143

The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Index Portfolio	Societe Generale	$328,990	$0	$0	$328,990
Large Company Value Portfolio	Morgan Stanley	10,769	0	0	10,769

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments includes information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

9. REDEMPTION IN-KIND

After the close of business on July 15, 2016, Wells Fargo Emerging Growth Fund, which invests all of its assets in Emerging Growth Portfolio, redeemed assets through an in-kind redemption. In the redemption transaction, Wells Fargo Emerging Growth Fund issued securities which it received from Emerging Growth Portfolio with a value of $80,953,334 along with cash in the amount of $2,716,932 Emerging Growth Portfolio recognized gains in the amount of $30,973,586. The redemption in-kind represented 9.01% of Emerging Growth Portfolio and is reflected on the Statements of Changes in Net Assets.

144	Wells Fargo Equity Gateway Funds	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended May 31, 2017. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

	Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
International Value Fund	$1,512,695	$0.03101	100%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Equity Gateway Funds	145

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

146	Wells Fargo Equity Gateway Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Equity Gateway Funds	147

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of the International Value Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 73 other funds and Assistant Treasurer of 64 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 64 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

148	Wells Fargo Equity Gateway Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

307649 01-18 SEGF/SAR111 11-17

Semi-Annual Report

November 30, 2017

Dynamic Target Date Funds

∎	Wells Fargo Dynamic Target Today Fund

∎	Wells Fargo Dynamic Target 2015 Fund

∎	Wells Fargo Dynamic Target 2020 Fund

∎	Wells Fargo Dynamic Target 2025 Fund

∎	Wells Fargo Dynamic Target 2030 Fund

∎	Wells Fargo Dynamic Target 2035 Fund

∎	Wells Fargo Dynamic Target 2040 Fund

∎	Wells Fargo Dynamic Target 2045 Fund

∎	Wells Fargo Dynamic Target 2050 Fund

∎	Wells Fargo Dynamic Target 2055 Fund

∎	Wells Fargo Dynamic Target 2060 Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Dynamic Target Date Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Dynamic Target Date Funds for the six-month period that ended November 30, 2017. In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks returned 10.89% and 9.38%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net),2 respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 0.68% and the Bloomberg Barclays Municipal Bond Index4 returned 0.40%.

Global growth strengthened in June and through the third quarter of 2017, and investment markets generally advanced.

From June through September, most stock markets worldwide moved higher and were at or near all-time highs as September ended. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. Global commodity prices climbed; oil prices rebounded, partly due to a better balance between supply and demand. While North Korea’s missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on stock returns.

In the U.S., economic data released in the third quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, after raising the target interest rate by a quarter percentage point in June—to a range of 1.00% to 1.25%—the Federal Reserve (Fed) chose to maintain that target throughout the third quarter, noting that inflation had remained below the Fed’s 2.00% objective. Reflecting continued confidence in the U.S. economy, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October.

Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which has led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. Also, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Dynamic Target Date Funds	3

Positive economic and market news generally continued into October and November.

October proved to be a strong month for U.S. stocks. The S&P 500 Index delivered 11 record closes amid rising consumer confidence and signs the economy was continuing to gain momentum, including news in late October that economic output was estimated to have grown at a 3.0% annual rate in the third quarter. At its October meeting, the Fed, in a unanimous vote, left short-term interest rates unchanged but signaled it could make another rate increase before the end of 2017 if the economy remains on track. The Fed also began the process of unwinding its quantitative easing program. Outside the U.S., international stocks generally delivered positive results in October as global economic growth continued to strengthen.

Economic data released in November indicated that the U.S. economy was continuing its steady expansion, even though inflation remained low. The U.S. Bureau of Economic Analysis raised its estimate of third-quarter economic growth to 3.3% during November, consumers increased their spending, and U.S. companies continued to deliver solid earnings gains. As November ended, major U.S. stock indexes climbed to record levels, propelled by investors’ rising confidence that the U.S. Senate would pass its version of a tax-overhaul bill. The optimism led many investors to sell U.S. Treasury bonds in order to purchase stocks, which pushed government bond yields higher. Outside the U.S., stock markets generally delivered favorable monthly results, and economies continued to improve. Within the eurozone, for example, accelerating growth and falling unemployment helped boost the eurozone economic indicator to its highest level in 17 years in November.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Wells Fargo Dynamic Target Date Funds

Investment objective

Each Fund seeks total return over time, consistent with its strategic target allocation.

Wells Fargo Dynamic Target Date Funds	Corresponding S&P Target Date Index
Dynamic Target Today Fund	S&P Target Date Retirement Income Index
Dynamic Target 2015 Fund	S&P Target Date 2015 Index
Dynamic Target 2020 Fund	S&P Target Date 2020 Index
Dynamic Target 2025 Fund	S&P Target Date 2025 Index
Dynamic Target 2030 Fund	S&P Target Date 2030 Index
Dynamic Target 2035 Fund	S&P Target Date 2035 Index
Dynamic Target 2040 Fund	S&P Target Date 2040 Index
Dynamic Target 2045 Fund	S&P Target Date 2045 Index
Dynamic Target 2050 Fund	S&P Target Date 2050 Index
Dynamic Target 2055 Fund	S&P Target Date 2055+ Index
Dynamic Target 2060 Fund	S&P Target Date 2055+ Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by each Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on each fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Each Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, new fund risk, regulatory risk, and smaller-company investment risk. Consult each Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	5

Dynamic Target Today Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDYAX)	11-30-2015	4.59	3.46	10.98	6.57	5.29	0.91
Class C (WDYCX)	11-30-2015	9.20	5.78	10.20	5.78	6.04	1.66
Class R4 (WDYYX)	11-30-2015	–	–	11.41	6.91	5.01	0.67
Class R6 (WDYZX)	11-30-2015	–	–	11.44	7.05	4.86	0.52
S&P Target Date Retirement Income Index[3]	–	–	–	8.65	5.89	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

6	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2015 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[4] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTAX)	11-30-2015	7.05	4.72	13.59	7.87	5.04	0.97
Class C (WDTCX)	11-30-2015	11.80	7.07	12.80	7.07	5.79	1.72
Class R4 (WDTYX)	11-30-2015	–	–	13.89	8.20	4.76	0.69
Class R6 (WDTZX)	11-30-2015	–	–	14.14	8.38	4.61	0.54
S&P Target Date 2015 Index[3]	–	–	–	11.87	7.80	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	7

Dynamic Target 2020 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[5] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTDX)	11-30-2015	8.60	5.77	15.28	8.95	4.97	0.99
Class C (WDTEX)	11-30-2015	13.43	8.10	14.43	8.10	5.72	1.74
Class R4 (WDTGX)	11-30-2015	–	–	15.68	9.27	4.69	0.71
Class R6 (WDTHX)	11-30-2015	–	–	15.71	9.40	4.54	0.56
S&P Target Date 2020 Index[3]	–	–	–	13.43	8.70	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

8	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2025 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[6] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTIX)	11-30-2015	10.45	6.56	17.15	9.76	5.43	1.01
Class C (WDTJX)	11-30-2015	15.22	8.92	16.22	8.92	6.18	1.76
Class R4 (WDTLX)	11-30-2015	–	–	17.44	10.08	5.15	0.73
Class R6 (WDTMX)	11-30-2015	–	–	17.59	10.21	5.00	0.58
S&P Target Date 2025 Index[3]	–	–	–	15.26	9.71	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	9

Dynamic Target 2030 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[7] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTNX)	11-30-2015	12.01	7.32	18.80	10.55	5.49	1.03
Class C (WDTOX)	11-30-2015	16.86	9.70	17.86	9.70	6.24	1.78
Class R4 (WDTQX)	11-30-2015	–	–	19.05	10.85	5.21	0.75
Class R6 (WDTSX)	11-30-2015	–	–	19.18	11.03	5.06	0.60
S&P Target Date 2030 Index[3]	–	–	–	16.98	10.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

10	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2035 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[8] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WDTTX)	11-30-2015	13.19	7.95	20.05	11.20	5.59	1.04
Class C (WDCTX)	11-30-2015	18.04	10.32	19.04	10.32	6.34	1.79
Class R4 (WDTVX)	11-30-2015	–	–	20.44	11.51	5.31	0.76
Class R6 (WDTWX)	11-30-2015	–	–	20.57	11.69	5.16	0.61
S&P Target Date 2035 Index[3]	–	–	–	18.64	11.53	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	11

Dynamic Target 2040 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[9] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WTDAX)	11-30-2015	13.91	8.21	20.82	11.46	5.18	1.05
Class C (WTDCX)	11-30-2015	18.92	10.69	19.92	10.69	5.93	1.80
Class R4 (WTDEX)	11-30-2015	–	–	21.09	11.83	4.90	0.77
Class R6 (WTDFX)	11-30-2015	–	–	21.35	12.01	4.75	0.62
S&P Target Date 2040 Index[3]	–	–	–	19.79	12.16	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

12	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2045 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[9] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WTDGX)	11-30-2015	14.17	8.54	21.19	11.80	5.30	1.05
Class C (WTDHX)	11-30-2015	19.23	10.94	20.23	10.94	6.05	1.80
Class R4 (WTDJX)	11-30-2015	–	–	21.50	12.13	5.02	0.77
Class R6 (WTDKX)	11-30-2015	–	–	21.76	12.31	4.87	0.62
S&P Target Date 2045 Index[3]	–	–	–	20.53	12.58	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	13

Dynamic Target 2050 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[9] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WTDLX)	11-30-2015	14.17	8.54	21.19	11.80	5.49	1.05
Class C (WTDMX)	11-30-2015	19.36	11.00	20.36	11.00	6.24	1.80
Class R4 (WTDOX)	11-30-2015	–	–	21.63	12.19	5.21	0.77
Class R6 (WTDPX)	11-30-2015	–	–	21.78	12.32	5.06	0.62
S&P Target Date 2050 Index[3]	–	–	–	21.21	12.92	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

14	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Dynamic Target 2055 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[9] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WTDQX)	11-30-2015	14.20	8.56	21.22	11.82	5.36	1.05
Class C (WTDRX)	11-30-2015	19.29	10.97	20.29	10.97	6.11	1.80
Class R4 (WTDTX)	11-30-2015	–	–	21.56	12.16	5.08	0.77
Class R6 (WTDUX)	11-30-2015	–	–	21.81	12.33	4.93	0.62
S&P Target Date 2055+ Index[3]	–	–	–	21.54	13.13	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	15

Dynamic Target 2060 Fund

Average annual total returns (%) as of November 30, 2017

		Including sales charge		Excluding sales charge		Expense ratios[9] (%)
	Inception date	1 year	Since inception	1 Year	Since inception	Gross	Net[2]
Class A (WTDVX)	11-30-2015	14.22	8.62	21.24	11.88	5.48	1.05
Class C (WTDWX)	11-30-2015	19.40	11.08	20.40	11.08	6.23	1.80
Class R4 (WTDZX)	11-30-2015	–	–	21.68	12.26	5.20	0.77
Class R6 (WTSZX)	11-30-2015	–	–	21.81	12.44	5.05	0.62
S&P Target Date 2055+ Index[3]	–	–	–	21.54	13.13	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 19.

16	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 201710

Dynamic Target Today Fund		Dynamic Target 2015 Fund
Wells Fargo Core Bond Portfolio	13.05	Schwab U.S. Broad Market ETF	12.75
Schwab U.S. Aggregate Bond ETF	10.87	Wells Fargo Core Bond Portfolio	10.04
Wells Fargo Strategic Income Fund Institutional Class	9.82	Schwab U.S. Aggregate Bond ETF	8.34
Wells Fargo Short-Term Bond Fund Institutional Class	9.80	Wells Fargo Strategic Income Fund Institutional Class	7.56
Schwab U.S. Broad Market ETF	9.24	Wells Fargo Short-Term Bond Fund Institutional Class	7.55
Wells Fargo International Bond Fund Class R6	5.50	Wells Fargo Diversified International Fund Class R6	6.33
Wells Fargo Real Return Portfolio	5.44	Schwab International Equity ETF	5.33
Calamos Market Neutral Income Fund Class I	4.90	Calamos Market Neutral Income Fund Class I	4.84
Wells Fargo Diversified International Fund Class R6	4.57	Wells Fargo International Bond Fund Class R6	4.25
Schwab International Equity ETF	3.86	Wells Fargo Real Return Portfolio	4.19

Dynamic Target 2020 Fund		Dynamic Target 2025 Fund
Schwab U.S. Broad Market ETF	15.18	Schwab U.S. Broad Market ETF	17.54
Wells Fargo Core Bond Portfolio	8.04	Wells Fargo Diversified International Fund Class R6	8.67
Wells Fargo Diversified International Fund Class R6	7.50	Schwab International Equity ETF	7.31
Schwab U.S. Aggregate Bond ETF	6.70	Wells Fargo Core Bond Portfolio	6.13
Schwab International Equity ETF	6.34	Schwab U.S. Aggregate Bond ETF	5.12
Wells Fargo Strategic Income Fund Institutional Class	6.05	Calamos Market Neutral Income Fund Class I	4.97
Wells Fargo Short-Term Bond Fund Institutional Class	6.04	Wells Fargo Endeavor Select Fund Institutional Class	4.70
Calamos Market Neutral Income Fund Class I	4.80	Wells Fargo Premier Large Company Growth Fund Class R6	4.67
Wells Fargo Endeavor Select Fund Institutional Class	4.04	Wells Fargo Strategic Income Fund Institutional Class	4.61
Wells Fargo Premier Large Company Growth Fund Class R6	4.02	Wells Fargo Short-Term Bond Fund Institutional Class	4.60

Dynamic Target 2030 Fund		Dynamic Target 2035 Fund
Schwab U.S. Broad Market ETF	19.88	Schwab U.S. Broad Market ETF	21.80
Wells Fargo Diversified International Fund Class R6	9.83	Wells Fargo Diversified International Fund Class R6	10.74
Schwab International Equity ETF	8.29	Schwab International Equity ETF	9.05
Wells Fargo Endeavor Select Fund Institutional Class	5.33	Wells Fargo Endeavor Select Fund Institutional Class	5.81
Wells Fargo Premier Large Company Growth Fund Class R6	5.29	Wells Fargo Premier Large Company Growth Fund Class R6	5.77
Calamos Market Neutral Income Fund Class I	4.96	Calamos Market Neutral Income Fund Class I	4.94
Wells Fargo Emerging Markets Equity Income Fund Class R6	4.44	Wells Fargo Emerging Markets Equity Income Fund Class R6	4.85
Wells Fargo Core Bond Portfolio	4.23	Wells Fargo Special Mid Cap Value Fund Class R6	4.22
Wells Fargo Special Mid Cap Value Fund Class R6	3.87	Wells Fargo Enterprise Fund Class R6	4.13
Wells Fargo Enterprise Fund Class R6	3.79	Wells Fargo Intrinsic Value Fund Class R6	3.94

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	17

Dynamic Target 2040 Fund		Dynamic Target 2045 Fund
Schwab U.S. Broad Market ETF	22.87	Schwab U.S. Broad Market ETF	23.41
Wells Fargo Diversified International Fund Class R6	11.27	Wells Fargo Diversified International Fund Class R6	11.55
Schwab International Equity ETF	9.54	Schwab International Equity ETF	9.76
Wells Fargo Endeavor Select Fund Institutional Class	6.10	Wells Fargo Endeavor Select Fund Institutional Class	6.26
Wells Fargo Premier Large Company Growth Fund Class R6	6.06	Wells Fargo Premier Large Company Growth Fund Class R6	6.23
Wells Fargo Emerging Markets Equity Income Fund Class R6	5.10	Wells Fargo Emerging Markets Equity Income Fund Class R6	5.23
Calamos Market Neutral Income Fund Class I	4.91	Calamos Market Neutral Income Fund Class I	4.92
Wells Fargo Special Mid Cap Value Fund Class R6	4.42	Wells Fargo Special Mid Cap Value Fund Class R6	4.51
Wells Fargo Enterprise Fund Class R6	4.34	Wells Fargo Enterprise Fund Class R6	4.44
Wells Fargo Intrinsic Value Fund Class R6	4.13	Wells Fargo Intrinsic Value Fund Class R6	4.22

Dynamic Target 2050 Fund		Dynamic Target 2055 Fund
Schwab U.S. Broad Market ETF	23.53	Schwab U.S. Broad Market ETF	23.50
Wells Fargo Diversified International Fund Class R6	11.61	Wells Fargo Diversified International Fund Class R6	11.59
Schwab International Equity ETF	9.81	Schwab International Equity ETF	9.79
Wells Fargo Endeavor Select Fund Institutional Class	6.29	Wells Fargo Endeavor Select Fund Institutional Class	6.28
Wells Fargo Premier Large Company Growth Fund Class R6	6.27	Wells Fargo Premier Large Company Growth Fund Class R6	6.26
Wells Fargo Emerging Markets Equity Income Fund Class R6	5.26	Wells Fargo Emerging Markets Equity Income Fund Class R6	5.25
Calamos Market Neutral Income Fund Class I	4.94	Calamos Market Neutral Income Fund Class I	4.92
Wells Fargo Special Mid Cap Value Fund Class R6	4.54	Wells Fargo Special Mid Cap Value Fund Class R6	4.53
Wells Fargo Enterprise Fund Class R6	4.48	Wells Fargo Enterprise Fund Class R6	4.47
Wells Fargo Intrinsic Value Fund Class R6	4.25	Wells Fargo Intrinsic Value Fund Class R6	4.24

Dynamic Target 2060 Fund
Schwab U.S. Broad Market ETF	23.50
Wells Fargo Diversified International Fund Class R6	11.65
Schwab International Equity ETF	9.80
Wells Fargo Endeavor Select Fund Institutional Class	6.29
Wells Fargo Premier Large Company Growth Fund Class R6	6.26
Wells Fargo Emerging Markets Equity Income Fund Class R6	5.26
Calamos Market Neutral Income Fund Class I	4.93
Wells Fargo Special Mid Cap Value Fund Class R6	4.56
Wells Fargo Enterprise Fund Class R6	4.47
Wells Fargo Intrinsic Value Fund Class R6	4.26

Please see footnotes on page 19.

18	Wells Fargo Dynamic Target Date Funds	Performance highlights (unaudited)

Allocations as of November 30, 2017

Dynamic Target Today Fund	Effective Allocation[11]	Neutral Allocation	Dynamic Target 2015 Fund	Effective Allocation[11]	Neutral Allocation
Equity	36%	35%	Equity	49%	48%
Fixed Income	43%	49%	Fixed Income	32%	39%
Alternative Investments	15%	16%	Alternative Investments	13%	13%
Effective Cash	6%	0%	Effective Cash	6%	0%

Dynamic Target 2020 Fund	Effective Allocation[11]	Neutral Allocation	Dynamic Target 2025 Fund	Effective Allocation[11]	Neutral Allocation
Equity	58%	57%	Equity	67%	67%
Fixed Income	24%	31%	Fixed Income	17%	23%
Alternative Investments	12%	12%	Alternative Investments	10%	10%
Effective Cash	6%	0%	Effective Cash	6%	0%

Dynamic Target 2030 Fund	Effective Allocation[11]	Neutral Allocation	Dynamic Target 2035 Fund	Effective Allocation[11]	Neutral Allocation
Equity	76%	76%	Equity	83%	83%
Fixed Income	10%	16%	Fixed Income	5%	11%
Alternative Investments	8%	8%	Alternative Investments	6%	6%
Effective Cash	6%	0%	Effective Cash	6%	0%

Dynamic Target 2040 Fund	Effective Allocation[11]	Neutral Allocation	Dynamic Target 2045 Fund	Effective Allocation[11]	Neutral Allocation
Equity	87%	87%	Equity	90%	90%
Fixed Income	1%	7%	Fixed Income	(1)%	5%
Alternative Investments	6%	6%	Alternative Investments	5%	5%
Effective Cash	6%	0%	Effective Cash	6%	0%

Dynamic Target 2050 Fund	Effective Allocation[11]	Neutral Allocation	Dynamic Target 2055 Fund	Effective Allocation[11]	Neutral Allocation
Equity	90%	90%	Equity	90%	90%
Fixed Income	(1)%	4%	Fixed Income	(1)%	5%
Alternative Investments	5%	6%	Alternative Investments	5%	5%
Effective Cash	6%	0%	Effective Cash	6%	0%

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Dynamic Target Date Funds	19

Dynamic Target 2060 Fund	Effective Allocation[11]	Neutral Allocation
Equity	90%	90%
Fixed Income	(1)%	5%
Alternative Investments	5%	5%
Effective Cash	6%	0%

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.59% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees.

[2]	The manager has committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Acquired fund fees and expenses are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	The S&P Target Date Indexes (each, an index, or collectively, the indexes) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to a target retirement date. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. The index returns include hypothetical back-tested performance. You cannot invest directly in an index.

[4]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.61% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees.

[5]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.63% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees.

[6]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.64% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees.

[7]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.66% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees.

[8]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.67% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees.

[9]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.68% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees.

[10]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[11]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

20	Wells Fargo Dynamic Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2017 to November 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dynamic Target Today Fund	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,044.13	$2.61	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.59	0.51%
Class C
Actual	$1,000.00	$1,040.64	$6.45	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.38	1.26%
Class R4
Actual	$1,000.00	$1,046.10	$1.13	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$1.12	0.22%
Class R6
Actual	$1,000.00	$1,046.05	$0.36	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	$0.36	0.07%

Please see footnote on page 24.

Fund expenses (unaudited)	Wells Fargo Dynamic Target Date Funds	21

Dynamic Target 2015 Fund	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,055.76	$2.68	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.64	0.52%
Class C
Actual	$1,000.00	$1,051.35	$6.58	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%
Class R4
Actual	$1,000.00	$1,057.67	$1.13	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$1.12	0.22%
Class R6
Actual	$1,000.00	$1,058.55	$0.36	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	$0.36	0.07%
Dynamic Target 2020 Fund
Class A
Actual	$1,000.00	$1,064.94	$2.74	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.69	0.53%
Class C
Actual	$1,000.00	$1,059.48	$6.66	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%
Class R4
Actual	$1,000.00	$1,065.62	$1.24	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.22	0.24%
Class R6
Actual	$1,000.00	$1,066.54	$0.41	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	$0.41	0.08%
Dynamic Target 2025 Fund
Class A
Actual	$1,000.00	$1,072.68	$2.75	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.69	0.53%
Class C
Actual	$1,000.00	$1,068.27	$6.69	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%
Class R4
Actual	$1,000.00	$1,074.31	$1.25	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.22	0.24%
Class R6
Actual	$1,000.00	$1,074.24	$0.42	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	$0.41	0.08%

Please see footnote on page 24.

22	Wells Fargo Dynamic Target Date Funds	Fund expenses (unaudited)

Dynamic Target 2030 Fund	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,080.59	$2.82	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.74	0.54%
Class C
Actual	$1,000.00	$1,076.15	$6.71	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%
Class R4
Actual	$1,000.00	$1,081.20	$1.25	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.22	0.24%
Class R6
Actual	$1,000.00	$1,083.03	$0.47	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	$0.46	0.09%
Dynamic Target 2035 Fund
Class A
Actual	$1,000.00	$1,086.60	$2.82	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.74	0.54%
Class C
Actual	$1,000.00	$1,081.28	$6.78	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Class R4
Actual	$1,000.00	$1,088.18	$1.31	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
Class R6
Actual	$1,000.00	$1,089.01	$0.47	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	$0.46	0.09%
Dynamic Target 2040 Fund
Class A
Actual	$1,000.00	$1,089.09	$2.88	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.79	0.55%
Class C
Actual	$1,000.00	$1,085.61	$6.80	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Class R4
Actual	$1,000.00	$1,090.58	$1.31	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
Class R6
Actual	$1,000.00	$1,092.39	$0.52	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.57	$0.51	0.10%

Please see footnote on page 24.

Fund expenses (unaudited)	Wells Fargo Dynamic Target Date Funds	23

Dynamic Target 2045 Fund	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,091.65	$2.83	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.74	0.54%
Class C
Actual	$1,000.00	$1,087.35	$6.80	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Class R4
Actual	$1,000.00	$1,093.21	$1.31	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
Class R6
Actual	$1,000.00	$1,094.03	$0.47	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	$0.46	0.09%
Dynamic Target 2050 Fund
Class A
Actual	$1,000.00	$1,091.57	$2.83	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.74	0.54%
Class C
Actual	$1,000.00	$1,088.26	$6.75	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%
Class R4
Actual	$1,000.00	$1,094.12	$1.31	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
Class R6
Actual	$1,000.00	$1,094.03	$0.47	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	$0.46	0.09%
Dynamic Target 2055 Fund
Class A
Actual	$1,000.00	$1,091.57	$2.83	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.74	0.54%
Class C
Actual	$1,000.00	$1,087.35	$6.80	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Class R4
Actual	$1,000.00	$1,093.21	$1.31	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
Class R6
Actual	$1,000.00	$1,094.03	$0.47	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	$0.46	0.09%

Please see footnote on page 24.

24	Wells Fargo Dynamic Target Date Funds	Fund expenses (unaudited)

Dynamic Target 2060 Fund	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,091.57	$2.83	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.74	0.54%
Class C
Actual	$1,000.00	$1,088.26	$6.75	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%
Class R4
Actual	$1,000.00	$1,094.12	$1.31	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
Class R6
Actual	$1,000.00	$1,094.94	$0.47	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	$0.46	0.09%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	25

DYNAMIC TARGET TODAY FUND

Security name			Shares	Value

Exchange-Traded Funds: 28.86%
iShares Global Infrastructure ETF			2,431	$112,580
Schwab International Equity ETF			6,477	222,420
Schwab U.S. Aggregate Bond ETF			12,035	627,024
Schwab U.S. Broad Market ETF			8,308	532,543
Schwab U.S. REIT ETF			4,045	169,566

Total Exchange-Traded Funds (Cost $1,481,389)				1,664,133

Investment Companies: 70.73%

Affiliated Master Portfolios: 23.96%
Wells Fargo C&B Large Cap Value Portfolio				95,985
Wells Fargo Core Bond Portfolio				752,372
Wells Fargo Large Company Value Portfolio				96,163
Wells Fargo Real Return Portfolio				313,579
Wells Fargo Small Company Growth Portfolio				61,480
Wells Fargo Small Company Value Portfolio				61,830

				1,381,409

Bond Funds: 25.12%
Wells Fargo International Bond Fund Class R6 (l)†			30,450	317,285
Wells Fargo Short-Term Bond Fund Institutional Class (l)			64,834	565,354
Wells Fargo Strategic Income Fund Institutional Class (l)			59,143	566,002

				1,448,641

Stock Funds: 21.65%
Calamos Market Neutral Income Fund Class I			21,211	282,319
Wells Fargo Diversified International Fund Class R6 (l)			18,989	263,755
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			10,222	118,375
Wells Fargo Endeavor Select Fund Institutional Class (l)			13,031	142,035
Wells Fargo Enterprise Fund Class R6 (l)†			1,812	100,899
Wells Fargo Intrinsic Value Fund Class R6 (l)			7,361	96,644
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			8,081	141,089
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			2,598	103,034

				1,248,150

Total Investment Companies (Cost $3,845,158)				4,078,200

Yield		Maturity date	Principal
Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,331,531)	99.67%	5,747,317
Other assets and liabilities, net	0.33	18,746

Total net assets	100.00%	$5,766,063

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET TODAY FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	30,680	2,152	2,382	30,450	$648	$7,033	$0	$317,285
Wells Fargo Short-Term Bond Fund Institutional Class	63,027	4,139	2,332	64,834	(88)	(3,150)	4,566	565,354
Wells Fargo Strategic Income Fund Institutional Class	58,587	2,781	2,225	59,143	(16)	4,647	9,168	566,002

								1,448,641	25.12%

Stock Funds
Wells Fargo Diversified International Fund Class R6	20,848	22	1,881	18,989	2,323	20,466	0	263,755
Wells Fargo Emerging Markets Equity Income Fund Class R6	10,752	167	697	10,222	717	6,300	1,540	118,375
Wells Fargo Endeavor Select Fund Institutional Class	15,011	50	2,030	13,031	(8,667)	26,082	0	142,035
Wells Fargo Enterprise Fund Class R6	2,023	43	254	1,812	1,125	8,342	0	100,899
Wells Fargo Intrinsic Value Fund Class R6	7,587	117	343	7,361	(336)	8,204	0	96,644
Wells Fargo Premier Large Company Growth Fund Class R6	9,280	47	1,246	8,081	(76)	16,990	0	141,089
Wells Fargo Special Mid Cap Value Fund Class R6	2,623	83	108	2,598	177	6,640	0	103,034

								965,831	16.75

					$(4,193)	$101,554	$15,274	$2,414,472	41.87%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	27

DYNAMIC TARGET TODAY FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.03%		0.02%		$5,160	$2,787	$751	$0	$31	$95,985
Wells Fargo Core Bond Portfolio	0.01		0.01		2,296	(4,681)	0	9,050	152	752,372
Wells Fargo Large Company Value Portfolio	0.13		0.14		3,014	5,348	762	0	7	96,163
Wells Fargo Real Return Portfolio	0.34		0.22		(911)	126	1,196	3,756	60	313,579
Wells Fargo Small Company Growth Portfolio	0.00	*	0.00	*	404	7,039	151	0	51	61,480
Wells Fargo Small Company Value Portfolio	0.03		0.04		5,995	1,831	644	0	61	61,830

					$15,958	$12,450	$3,504	$12,806	$362	$1,381,409	23.96%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2015 FUND

Security name			Shares	Value

Exchange-Traded Funds: 30.45%
iShares Global Infrastructure ETF			2,552	$118,183
Schwab International Equity ETF			9,422	323,551
Schwab U.S. Aggregate Bond ETF			9,726	506,725
Schwab U.S. Broad Market ETF			12,088	774,841
Schwab U.S. REIT ETF			3,025	126,808

Total Exchange-Traded Funds (Cost $1,599,423)				1,850,108

Investment Companies: 69.16%

Affiliated Master Portfolios: 21.80%
Wells Fargo C&B Large Cap Value Portfolio				139,465
Wells Fargo Core Bond Portfolio				609,772
Wells Fargo Large Company Value Portfolio				140,158
Wells Fargo Real Return Portfolio				254,866
Wells Fargo Small Company Growth Portfolio				89,985
Wells Fargo Small Company Value Portfolio				90,467

				1,324,713

Bond Funds: 19.36%
Wells Fargo International Bond Fund Class R6 (l)†			24,762	258,020
Wells Fargo Short-Term Bond Fund Institutional Class (l)			52,638	459,001
Wells Fargo Strategic Income Fund Institutional Class (l)			48,010	459,458

				1,176,479

Stock Funds: 28.00%
Calamos Market Neutral Income Fund Class I			22,101	294,167
Wells Fargo Diversified International Fund Class R6 (l)			27,674	384,385
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			14,863	172,111
Wells Fargo Endeavor Select Fund Institutional Class (l)			19,032	207,453
Wells Fargo Enterprise Fund Class R6 (l)†			2,632	146,575
Wells Fargo Intrinsic Value Fund Class R6 (l)			10,722	140,774
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			11,815	206,284
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			3,760	149,113

				1,700,862

Total Investment Companies (Cost $3,897,340)				4,202,054

Yield		Maturity date	Principal
Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,501,747)	99.69%	6,057,146
Other assets and liabilities, net	0.31	18,769

Total net assets	100.00%	$6,075,915

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	29

DYNAMIC TARGET 2015 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	24,233	2,215	1,686	24,762	$(397)	$6,455	$0	$258,020
Wells Fargo Short-Term Bond Fund Institutional Class	49,570	4,660	1,592	52,638	(65)	(2,552)	3,655	459,001
Wells Fargo Strategic Income Fund Institutional Class	46,059	3,456	1,505	48,010	(38)	3,698	7,370	459,458

								1,176,479	19.36%

Stock Funds
Wells Fargo Diversified International Fund Class R6	30,005	159	2,490	27,674	2,916	30,143	0	384,385
Wells Fargo Emerging Markets Equity Income Fund Class R6	15,480	280	897	14,863	888	9,228	2,229	172,111
Wells Fargo Endeavor Select Fund Institutional Class	21,586	113	2,667	19,032	(11,369)	36,664	0	207,453
Wells Fargo Enterprise Fund Class R6	2,907	72	347	2,632	1,496	12,208	0	146,575
Wells Fargo Intrinsic Value Fund Class R6	10,975	99	352	10,722	(356)	11,740	0	140,774
Wells Fargo Premier Large Company Growth Fund Class R6	13,398	72	1,655	11,815	(83)	24,683	0	206,284
Wells Fargo Special Mid Cap Value Fund Class R6	3,784	96	120	3,760	253	9,594	0	149,113

								1,406,695	23.15

					$(6,755)	$141,861	$13,254	$2,583,174	42.51%

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2015 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.04%	0.03%		$7,476	$4,000	$1,090	$0	$45	$139,465
Wells Fargo Core Bond Portfolio	0.01	0.01		1,823	(3,784)	0	7,233	122	609,772
Wells Fargo Large Company Value Portfolio	0.18	0.20		4,373	7,733	1,126	0	11	140,158
Wells Fargo Real Return Portfolio	0.27	0.18		(720)	140	954	3,015	48	254,866
Wells Fargo Small Company Growth Portfolio	0.01	0.00	*	587	10,224	219	0	73	89,985
Wells Fargo Small Company Value Portfolio	0.04	0.06		8,653	2,591	935	0	88	90,467

				$22,192	$20,904	$4,324	$10,248	$387	$1,324,713	21.80%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	31

DYNAMIC TARGET 2020 FUND

Security name			Shares	Value

Exchange-Traded Funds: 31.39%
iShares Global Infrastructure ETF			1,690	$78,264
Schwab International Equity ETF			11,484	394,361
Schwab U.S. Aggregate Bond ETF			7,998	416,696
Schwab U.S. Broad Market ETF			14,725	943,873
Schwab U.S. REIT ETF			2,837	118,927

Total Exchange-Traded Funds (Cost $1,666,721)				1,952,121

Investment Companies: 68.09%

Affiliated Master Portfolios: 20.36%
Wells Fargo C&B Large Cap Value Portfolio				168,234
Wells Fargo Core Bond Portfolio				499,974
Wells Fargo Large Company Value Portfolio				169,691
Wells Fargo Real Return Portfolio				208,382
Wells Fargo Small Company Growth Portfolio				109,627
Wells Fargo Small Company Value Portfolio				110,251

				1,266,159

Bond Funds: 15.47%
Wells Fargo International Bond Fund Class R6 (l)†			20,204	210,528
Wells Fargo Short-Term Bond Fund Institutional Class (l)			43,096	375,798
Wells Fargo Strategic Income Fund Institutional Class (l)			39,304	376,138

				962,464

Stock Funds: 32.26%
Calamos Market Neutral Income Fund Class I			22,439	298,658
Wells Fargo Diversified International Fund Class R6 (l)			33,573	466,323
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			18,024	208,713
Wells Fargo Endeavor Select Fund Institutional Class (l)			23,064	251,395
Wells Fargo Enterprise Fund Class R6 (l)†			3,216	179,097
Wells Fargo Intrinsic Value Fund Class R6 (l)			12,975	170,358
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			14,325	250,112
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			4,580	181,641

				2,006,297

Total Investment Companies (Cost $3,898,508)				4,234,920

	Yield	Maturity date	Principal

Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,570,213)	99.56%	6,192,025
Other assets and liabilities, net	0.44	27,457

Total net assets	100.00%	$6,219,482

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2020 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	19,465	2,213	1,474	20,204	$(229)	$5,150	$0	$210,528
Wells Fargo Short-Term Bond Fund Institutional Class	40,163	4,511	1,578	43,096	(76)	(2,055)	2,974	375,798
Wells Fargo Strategic Income Fund Institutional Class	37,167	3,527	1,390	39,304	(39)	3,005	5,998	376,138

								962,464	15.47%

Stock Funds
Wells Fargo Diversified International Fund Class R6	35,678	117	2,222	33,573	2,795	37,175	0	466,323
Wells Fargo Emerging Markets Equity Income Fund Class R6	18,721	668	1,365	18,024	878	11,493	2,713	208,713
Wells Fargo Endeavor Select Fund Institutional Class	25,618	95	2,649	23,064	(11,155)	41,684	0	251,395
Wells Fargo Enterprise Fund Class R6	3,457	40	281	3,216	1,394	15,181	0	179,097
Wells Fargo Intrinsic Value Fund Class R6	13,214	192	431	12,975	(454)	14,214	0	170,358
Wells Fargo Premier Large Company Growth Fund Class R6	15,869	81	1,625	14,325	68	29,593	0	250,112
Wells Fargo Special Mid Cap Value Fund Class R6	4,602	112	134	4,580	86	11,852	0	181,641

								1,707,639	27.46

					$(6,732)	$167,292	$11,685	$2,670,103	42.93%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	33

DYNAMIC TARGET 2020 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.04%	$9,012	$4,813	$1,314	$0	$55	$168,234
Wells Fargo Core Bond Portfolio	0.01	0.01	1,483	(3,100)	0	5,897	99	499,974
Wells Fargo Large Company Value Portfolio	0.18	0.25	5,276	9,370	1,376	0	13	169,691
Wells Fargo Real Return Portfolio	0.24	0.15	(587)	96	776	2,454	39	208,382
Wells Fargo Small Company Growth Portfolio	0.01	0.01	705	12,322	265	0	89	109,627
Wells Fargo Small Company Value Portfolio	0.04	0.07	10,478	3,077	1,134	0	106	110,251

			$26,367	$26,578	$4,865	$8,351	$401	$1,266,159	20.36%

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2025 FUND

Security name			Shares	Value

Exchange-Traded Funds: 32.30%
iShares Global Infrastructure ETF			1,431	$66,270
Schwab International Equity ETF			14,111	484,572
Schwab U.S. Aggregate Bond ETF			6,510	339,171
Schwab U.S. Broad Market ETF			18,142	1,162,902
Schwab U.S. REIT ETF			2,100	88,032

Total Exchange-Traded Funds (Cost $1,798,100)				2,140,947

Investment Companies: 67.76%

Affiliated Master Portfolios: 19.11%
Wells Fargo C&B Large Cap Value Portfolio				210,348
Wells Fargo Core Bond Portfolio				405,980
Wells Fargo Large Company Value Portfolio				210,454
Wells Fargo Real Return Portfolio				168,671
Wells Fargo Small Company Growth Portfolio				135,235
Wells Fargo Small Company Value Portfolio				136,047

				1,266,735

Bond Funds: 11.78%
Wells Fargo International Bond Fund Class R6 (l)†			16,311	169,962
Wells Fargo Short-Term Bond Fund Institutional Class (l)			35,003	305,226
Wells Fargo Strategic Income Fund Institutional Class (l)			31,918	305,455

				780,643

Stock Funds: 36.87%
Calamos Market Neutral Income Fund Class I			24,737	329,246
Wells Fargo Diversified International Fund Class R6 (l)			41,363	574,534
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			22,445	259,908
Wells Fargo Endeavor Select Fund Institutional Class (l)			28,594	311,677
Wells Fargo Enterprise Fund Class R6 (l)†			3,976	221,432
Wells Fargo Intrinsic Value Fund Class R6 (l)			16,058	210,847
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			17,740	309,732
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			5,715	226,653

				2,444,029

Total Investment Companies (Cost $4,095,477)				4,491,407

	Yield	Maturity date	Principal
Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,898,561)	100.14%	6,637,338
Other assets and liabilities, net	(0.14)	(9,137)

Total net assets	100.00%	$6,628,201

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	35

DYNAMIC TARGET 2025 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	15,005	2,590	1,284	16,311	$(153)	$3,906	$0	$169,962
Wells Fargo Short-Term Bond Fund Institutional Class	31,304	5,168	1,469	35,003	(67)	(1,652)	2,345	305,226
Wells Fargo Strategic Income Fund Institutional Class	28,892	4,317	1,291	31,918	(35)	2,322	4,750	305,455

								780,643	11.78%

Stock Funds
Wells Fargo Diversified International Fund Class R6	42,893	882	2,412	41,363	1,865	46,311	0	574,534
Wells Fargo Emerging Markets Equity Income Fund Class R6	22,562	1,242	1,359	22,445	484	14,273	3,259	259,908
Wells Fargo Endeavor Select Fund Institutional Class	30,863	953	3,222	28,594	(13,612)	50,823	0	311,677
Wells Fargo Enterprise Fund Class R6	4,149	148	321	3,976	1,114	19,002	0	221,432
Wells Fargo Intrinsic Value Fund Class R6	15,864	621	427	16,058	(436)	17,164	0	210,847
Wells Fargo Premier Large Company Growth Fund Class R6	19,115	555	1,930	17,740	63	36,126	0	309,732
Wells Fargo Special Mid Cap Value Fund Class R6	5,486	377	148	5,715	(2)	14,613	0	226,653

								2,114,783	31.91

					$(10,779)	$202,888	$10,354	$2,895,426	43.69%

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2025 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.05%	$10,902	$5,928	$1,590	$0	$66	$210,348
Wells Fargo Core Bond Portfolio	0.01	0.01	1,153	(2,509)	2,030	4,282	79	405,980
Wells Fargo Large Company Value Portfolio	0.26	0.31	6,711	1,862	0	0	16	210,454
Wells Fargo Real Return Portfolio	0.17	0.12	(423)	62	604	1,940	30	168,671
Wells Fargo Small Company Growth Portfolio	0.01	0.01	857	24,473	322	0	107	135,235
Wells Fargo Small Company Value Portfolio	0.06	0.08	12,438	3,942	1,385	0	128	136,047

			$31,638	$33,758	$5,931	$6,222	$426	$1,266,735	19.11%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	37

DYNAMIC TARGET 2030 FUND

Security name			Shares	Value

Exchange-Traded Funds: 33.04%
iShares Global Infrastructure ETF			493	$22,831
Schwab International Equity ETF			16,168	555,209
Schwab U.S. Aggregate Bond ETF			4,543	236,690
Schwab U.S. Broad Market ETF			20,772	1,331,485
Schwab U.S. REIT ETF			1,581	66,276

Total Exchange-Traded Funds (Cost $1,835,868)				2,212,491

Investment Companies: 67.05%

Affiliated Master Portfolios: 17.81%
Wells Fargo C&B Large Cap Value Portfolio				240,853
Wells Fargo Core Bond Portfolio				283,045
Wells Fargo Large Company Value Portfolio				240,974
Wells Fargo Real Return Portfolio				117,431
Wells Fargo Small Company Growth Portfolio				154,705
Wells Fargo Small Company Value Portfolio				155,597

				1,192,605

Bond Funds: 8.12%
Wells Fargo International Bond Fund Class R6 (l)†			11,357	118,335
Wells Fargo Short-Term Bond Fund Institutional Class (l)			24,403	212,792
Wells Fargo Strategic Income Fund Institutional Class (l)			22,252	212,951

				544,078

Stock Funds: 41.12%
Calamos Market Neutral Income Fund Class I			24,969	332,340
Wells Fargo Diversified International Fund Class R6 (l)			47,392	658,279
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			25,699	297,594
Wells Fargo Endeavor Select Fund Institutional Class (l)			32,719	356,633
Wells Fargo Enterprise Fund Class R6 (l)†			4,552	253,485
Wells Fargo Intrinsic Value Fund Class R6 (l)			18,387	241,423
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			20,299	354,420
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,542	259,461

				2,753,635

Total Investment Companies (Cost $4,058,530)				4,490,318

Yield		Maturity date	Principal
Short-Term Investments: 0.07%

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,899,382)	100.16%	6,707,793
Other assets and liabilities, net	(0.16)	(10,904)

Total net assets	100.00%	$6,696,889

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2030 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	10,318	2,046	1,007	11,357	$(97)	$(18,163)	$0	$118,335
Wells Fargo Short-Term Bond Fund Institutional Class	21,464	4,129	1,190	24,403	(52)	(1,139)	1,630	212,792
Wells Fargo Strategic Income Fund Institutional Class	19,829	3,506	1,083	22,252	(22)	74,599	3,296	212,951

								544,078	11.78%

Stock Funds - 31.90%
Wells Fargo Diversified International Fund Class R6	49,683	904	3,195	47,392	2,639	52,788	0	658,279
Wells Fargo Emerging Markets Equity Income Fund Class R6	25,545	1,440	1,286	25,699	350	16,525	3,740	297,594
Wells Fargo Endeavor Select Fund Institutional Class	35,780	536	3,597	32,719	(15,372)	(15,013)	0	356,633
Wells Fargo Enterprise Fund Class R6	4,817	102	367	4,552	1,422	21,564	0	253,485
Wells Fargo Intrinsic Value Fund Class R6	17,979	772	364	18,387	(357)	19,459	0	241,423
Wells Fargo Premier Large Company Growth Fund Class R6	22,109	256	2,066	20,299	(6)	41,431	0	354,420
Wells Fargo Special Mid Cap Value Fund Class R6	6,219	468	145	6,542	(13)	37,515	0	259,461

								2,421,295	36.16

					$(11,507)	$229,566	$8,667	$2,965,373	47.94%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	39

DYNAMIC TARGET 2030 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.06%	$12,495	$6,704	$1,797	$0	$75	$240,853
Wells Fargo Core Bond Portfolio	0.00	*	0.01	801	(1,736)	0	2,818	55	283,045
Wells Fargo Large Company Value Portfolio	0.30		0.35	7,546	13,011	2,353	1	18	240,974
Wells Fargo Real Return Portfolio	0.12		0.08	(298)	74	420	1,346	21	117,431
Wells Fargo Small Company Growth Portfolio	0.01		0.01	972	16,844	368	0	123	154,705
Wells Fargo Small Company Value Portfolio	0.06		0.10	14,330	4,239	1,578	0	146	155,597

				$35,846	$39,136	$6,516	$4,165	$438	$1,192,605	17.81%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2035 FUND

Security name			Shares	Value

Exchange-Traded Funds: 33.51%
Schwab International Equity ETF			16,935	$581,548
Schwab U.S. Aggregate Bond ETF			2,883	150,204
Schwab U.S. Broad Market ETF			21,855	1,400,906
Schwab U.S. REIT ETF			509	21,337

Total Exchange-Traded Funds (Cost $1,763,006)				2,153,995

Investment Companies: 66.60%

Affiliated Master Portfolios: 16.83%
Wells Fargo C&B Large Cap Value Portfolio				252,264
Wells Fargo Core Bond Portfolio				179,622
Wells Fargo Large Company Value Portfolio				251,547
Wells Fargo Real Return Portfolio				74,382
Wells Fargo Small Company Growth Portfolio				161,551
Wells Fargo Small Company Value Portfolio				162,495

				1,081,861

Bond Funds: 5.37%
Wells Fargo International Bond Fund Class R6 (l)†			7,199	75,014
Wells Fargo Short-Term Bond Fund Institutional Class (l)			15,484	135,022
Wells Fargo Strategic Income Fund Institutional Class (l)			14,129	135,216

				345,252

Stock Funds: 44.40%
Calamos Market Neutral Income Fund Class I			23,853	317,484
Wells Fargo Diversified International Fund Class R6 (l)			49,690	690,197
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			26,923	311,766
Wells Fargo Endeavor Select Fund Institutional Class (l)			34,246	373,283
Wells Fargo Enterprise Fund Class R6 (l)†			4,762	265,172
Wells Fargo Intrinsic Value Fund Class R6 (l)			19,284	253,204
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			21,238	370,820
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			6,844	271,445

				2,853,371

Total Investment Companies (Cost $3,833,323)				4,280,484

	Yield	Maturity date	Principal
Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,601,313)	100.19%	6,439,463
Other assets and liabilities, net	(0.19)	(12,138)

Total net assets	100.00%	$6,427,325

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	41

DYNAMIC TARGET 2035 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	6,631	1,252	684	7,199	$(8)	$1,685	$0	$75,014
Wells Fargo Short-Term Bond Fund Institutional Class	13,834	2,482	832	15,484	(28)	(730)	1,043	135,022
Wells Fargo Strategic Income Fund Institutional Class	12,780	2,130	781	14,129	(18)	1,040	2,107	135,216

								345,252	5.37%

Stock Funds
Wells Fargo Diversified International Fund Class R6	52,496	567	3,373	49,690	3,191	55,284	0	690,197
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,115	1,326	1,518	26,923	568	17,294	3,955	311,766
Wells Fargo Endeavor Select Fund Institutional Class	37,790	105	3,649	34,246	(15,650)	60,456	0	373,283
Wells Fargo Enterprise Fund Class R6	5,081	56	375	4,762	1,646	22,584	0	265,172
Wells Fargo Intrinsic Value Fund Class R6	18,969	778	463	19,284	(459)	20,643	0	253,204
Wells Fargo Premier Large Company Growth Fund Class R6	23,349	57	2,168	21,238	(36)	43,611	0	370,820
Wells Fargo Special Mid Cap Value Fund Class R6	6,581	439	176	6,844	28	17,594	0	271,445

								2,535,887	39.45

					$(10,766)	S239,461	$7,105	$2,881,139	44.82%

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2035 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.06%		$13,177	$7,084	$1,925	$0	$80	$252,264
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	515	(1,101)	0	1,628	35	179,622
Wells Fargo Large Company Value Portfolio	0.32		0.37		7,785	13,570	2,463	1	19	251,547
Wells Fargo Real Return Portfolio	0.07		0.05		(201)	37	270	858	13	74,382
Wells Fargo Small Company Growth Portfolio	0.01		0.01		1,026	17,883	387	0	130	161,551
Wells Fargo Small Company Value Portfolio	0.07		0.10		15,291	4,545	1,660	0	154	162,495

					$37,593	$42,018	$6,705	$2,487	$431	$1,081,861	16.83%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	43

DYNAMIC TARGET 2040 FUND

Security name			Shares	Value

Exchange-Traded Funds: 33.88%
Schwab International Equity ETF			18,145	$623,099
Schwab U.S. Aggregate Bond ETF			1,833	95,499
Schwab U.S. Broad Market ETF			23,307	1,493,979

Total Exchange-Traded Funds (Cost $1,800,140)				2,212,577

Investment Companies: 65.74%

Affiliated Master Portfolios: 16.01%
Wells Fargo C&B Large Cap Value Portfolio				268,049
Wells Fargo Core Bond Portfolio				115,094
Wells Fargo Large Company Value Portfolio				268,447
Wells Fargo Real Return Portfolio				48,001
Wells Fargo Small Company Growth Portfolio				172,523
Wells Fargo Small Company Value Portfolio				173,578

				1,045,692

Bond Funds: 3.41%
Wells Fargo International Bond Fund Class R6 (l)†			4,691	48,876
Wells Fargo Short-Term Bond Fund Institutional Class (l)			9,940	86,673
Wells Fargo Strategic Income Fund Institutional Class (l)			9,077	86,864

				222,413

Stock Funds: 46.32%
Calamos Market Neutral Income Fund Class I			24,110	320,902
Wells Fargo Diversified International Fund Class R6 (l)			52,993	736,067
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			28,737	332,777
Wells Fargo Endeavor Select Fund Institutional Class (l)			36,522	398,091
Wells Fargo Enterprise Fund Class R6 (l)†			5,090	283,460
Wells Fargo Intrinsic Value Fund Class R6 (l)			20,562	269,976
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			22,656	395,565
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			7,279	288,697

				3,025,535

Total Investment Companies (Cost $3,820,377)				4,293,640

Yield		Maturity date	Principal
Short-Term Investments: 0.07%

U.S. Treasury Securities: 0.07%
U.S. Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,625,501)	99.69%	6,511,201
Other assets and liabilities, net	0.31	20,022

Total net assets	100.00%	$6,531,223

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2040 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	4,177	1,054	540	4,691	$(14)	$1,062	$0	$48,876
Wells Fargo Short-Term Bond Fund Institutional Class	8,598	2,026	684	9,940	(17)	(465)	652	86,673
Wells Fargo Strategic Income Fund Institutional Class	7,937	1,760	620	9,077	(13)	640	1,323	86,864

								222,413	3.41%

Stock Funds
Wells Fargo Diversified International Fund Class R6	54,840	2,054	3,901	52,993	2,840	58,209	0	736,067
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,406	2,185	1,854	28,737	1,024	17,605	4,144	332,777
Wells Fargo Endeavor Select Fund Institutional Class	39,486	1,682	4,646	36,522	(19,908)	67,125	0	398,091
Wells Fargo Enterprise Fund Class R6	5,325	187	422	5,090	1,032	24,429	0	283,460
Wells Fargo Intrinsic Value Fund Class R6	19,914	1,232	584	20,562	(602)	21,934	0	269,976
Wells Fargo Premier Large Company Growth Fund Class R6	24,408	823	2,575	22,656	(315)	46,121	0	395,565
Wells Fargo Special Mid Cap Value Fund Class R6	6,909	563	193	7,279	(24)	18,510	0	288,697

								2,704,633	41.41

					$(15,997)	$255,170	$6,119	$2,927,046	44.82%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	45

DYNAMIC TARGET 2040 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$13,846	$7,399	$2,021	$0	$84	$268,049
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	317	(692)	0	828	22	115,094
Wells Fargo Large Company Value Portfolio	0.26		0.39		8,264	14,213	2,594	1	20	268,447
Wells Fargo Real Return Portfolio	0.05		0.03		(125)	19	168	542	8	48,001
Wells Fargo Small Company Growth Portfolio	0.01		0.01		1,068	18,830	407	0	136	172,523
Wells Fargo Small Company Value Portfolio	0.06		0.11		16,104	4,812	1,754	0	162	173,578

					$39,474	$44,581	$6,944	$1,371	$432	$1,045,692	16.01%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2045 FUND

Security name			Shares	Value

Exchange-Traded Funds: 34.22%
Schwab International Equity ETF			17,983	$617,536
Schwab U.S. Aggregate Bond ETF			1,283	66,844
Schwab U.S. Broad Market ETF			23,119	1,481,928

Total Exchange-Traded Funds (Cost $1,752,723)				2,166,308

Investment Companies: 65.48%

Affiliated Master Portfolios: 15.66%
Wells Fargo C&B Large Cap Value Portfolio				265,755
Wells Fargo Core Bond Portfolio				80,850
Wells Fargo Large Company Value Portfolio				266,022
Wells Fargo Real Return Portfolio				33,702
Wells Fargo Small Company Growth Portfolio				171,819
Wells Fargo Small Company Value Portfolio				172,888

				991,036

Bond Funds: 2.47%
Wells Fargo International Bond Fund Class R6 (l)†			3,306	34,446
Wells Fargo Short-Term Bond Fund Institutional Class (l)			6,981	60,873
Wells Fargo Strategic Income Fund Institutional Class (l)			6,380	61,054

				156,373

Stock Funds: 47.35%
Calamos Market Neutral Income Fund Class I			23,388	311,291
Wells Fargo Diversified International Fund Class R6 (l)			52,620	730,887
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			28,563	330,758
Wells Fargo Endeavor Select Fund Institutional Class (l)			36,325	395,943
Wells Fargo Enterprise Fund Class R6 (l)†			5,047	281,087
Wells Fargo Intrinsic Value Fund Class R6 (l)			20,364	267,383
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			22,566	394,007
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			7,201	285,574

				2,996,930

Total Investment Companies (Cost $3,673,206)				4,144,339

Yield		Maturity date	Principal
Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S.Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,430,913)	99.78%	6,315,631
Other assets and liabilities, net	0.22	13,778

Total net assets	100.00%	$6,329,409

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	47

DYNAMIC TARGET 2045 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	3,087	738	519	3,306	$16	$760	$0	$34,446
Wells Fargo Short-Term Bond Fund Institutional Class	6,359	1,266	644	6,981	(10)	(333)	473	60,873
Wells Fargo Strategic Income Fund Institutional Class	5,873	1,126	619	6,380	(1)	471	952	61,054

								156,373	2.47%

Stock Funds
Wells Fargo Diversified International Fund Class R6	55,248	645	3,273	52,620	3,042	58,790	0	730,887
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,810	1,501	1,748	28,563	822	18,147	4,193	330,758
Wells Fargo Endeavor Select Fund Institutional Class	39,766	447	3,888	36,325	(16,554)	64,042	0	395,943
Wells Fargo Enterprise Fund Class R6	5,349	75	377	5,047	1,664	23,965	0	281,087
Wells Fargo Intrinsic Value Fund Class R6	20,087	821	544	20,364	(549)	21,970	0	267,383
Wells Fargo Premier Large Company Growth Fund Class R6	24,611	211	2,256	22,566	20	46,134	0	394,007
Wells Fargo Special Mid Cap Value Fund Class R6	6,986	408	193	7,201	20	18,575	0	285,574

								2,685,639	42.43

					$(11,530)	$252,521	$5,618	$2,842,012	44.90%

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2045 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$13,958	$7,479	$2,037	$0	$84	$265,755
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	234	(487)	0	469	16	80,850
Wells Fargo Large Company Value Portfolio	0.26		0.39		8,244	14,434	2,616	1	20	266,022
Wells Fargo Real Return Portfolio	0.04		0.02		(93)	13	123	391	6	33,702
Wells Fargo Small Company Growth Portfolio	0.01		0.01		1,092	19,029	412	0	138	171,819
Wells Fargo Small Company Value Portfolio	0.06		0.11		16,295	4,927	1,768	0	165	172,888

					$39,730	$45,395	$6,956	$861	$429	$991,036	15.66%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	49

DYNAMIC TARGET 2050 FUND

Security name			Shares	Value

Exchange-Traded Funds: 34.34%
Schwab International Equity ETF			17,804	$611,389
Schwab U.S. Aggregate Bond ETF			1,186	61,791
Schwab U.S. Broad Market ETF			22,881	1,466,672

Total Exchange-Traded Funds (Cost $1,730,070)				2,139,852

Investment Companies: 65.52%

Affiliated Master Portfolios: 15.59%
Wells Fargo C&B Large Cap Value Portfolio				263,376
Wells Fargo Core Bond Portfolio				74,147
Wells Fargo Large Company Value Portfolio				263,603
Wells Fargo Real Return Portfolio				30,904
Wells Fargo Small Company Growth Portfolio				169,380
Wells Fargo Small Company Value Portfolio				170,419

				971,829

Bond Funds: 2.29%
Wells Fargo International Bond Fund Class R6 (l)†			2,987	31,123
Wells Fargo Short-Term Bond Fund Institutional Class (l)			6,391	55,732
Wells Fargo Strategic Income Fund Institutional Class (l)			5,841	55,900

				142,755

Stock Funds: 47.64%
Calamos Market Neutral Income Fund Class I			23,137	307,952
Wells Fargo Diversified International Fund Class R6 (l)			52,081	723,401
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			28,318	327,918
Wells Fargo Endeavor Select Fund Institutional Class (l)			35,966	392,029
Wells Fargo Enterprise Fund Class R6 (l)†			5,010	278,984
Wells Fargo Intrinsic Value Fund Class R6 (l)			20,179	264,950
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			22,376	390,691
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			7,140	283,159

				2,969,084

Total Investment Companies (Cost $3,619,755)				4,083,668

Yield		Maturity date	Principal
Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S.Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,354,809)	99.94%	6,228,504
Other assets and liabilities, net	0.06	3,976

Total net assets	100.00%	$6,232,480

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2050 FUND

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	2,866	577	456	2,987	$30	$685	$0	$31,123
Wells Fargo Short-Term Bond Fund Institutional Class	5,958	1,027	594	6,391	(8)	(309)	438	55,732
Wells Fargo Strategic Income Fund Institutional Class	5,502	902	563	5,841	0	436	882	55,900

								142,755	2.29%

Stock Funds
Wells Fargo Diversified International Fund Class R6	54,555	601	3,075	52,081	2,918	58,244	0	723,401
Wells Fargo Emerging Markets Equity Income Fund Class R6	28,357	1,590	1,629	28,318	385	18,341	4,149	327,918
Wells Fargo Endeavor Select Fund Institutional Class	39,226	698	3,958	35,966	(16,679)	63,733	0	392,029
Wells Fargo Enterprise Fund Class R6	5,289	96	375	5,010	1,622	23,761	0	278,984
Wells Fargo Intrinsic Value Fund Class R6	19,936	796	553	20,179	(563)	21,786	0	264,950
Wells Fargo Premier Large Company Growth Fund Class R6	24,291	222	2,137	22,376	34	45,598	0	390,691
Wells Fargo Special Mid Cap Value Fund Class R6	6,925	411	196	7,140	18	18,407	0	283,159

								2,661,132	42.70

					$(12,243)	$250,682	$5,469	$2,803,887	44.99%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	51

DYNAMIC TARGET 2050 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$13,829	$7,423	$2,018	$0	$83	$263,376
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	218	(454)	0	408	15	74,147
Wells Fargo Large Company Value Portfolio	0.33		0.38		8,341	14,305	2,592	1	20	263,603
Wells Fargo Real Return Portfolio	0.03		0.02		(84)	13	114	362	6	30,904
Wells Fargo Small Company Growth Portfolio	0.01		0.01		1,078	18,766	406	0	136	169,380
Wells Fargo Small Company Value Portfolio	0.07		0.10		15,878	4,874	1,744	0	162	170,419

					$39,260	$44,927	$6,874	$771	$422	$971,829	15.59%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2055 FUND

Security name			Shares	Value

Exchange-Traded Funds: 34.28%
Schwab International Equity ETF			17,709	$608,127
Schwab U.S. Aggregate Bond ETF			1,180	61,478
Schwab U.S. Broad Market ETF			22,759	1,458,852

Total Exchange-Traded Funds (Cost $1,720,655)				2,128,457

Investment Companies: 65.40%

Affiliated Master Portfolios: 15.57%
Wells Fargo C&B Large Cap Value Portfolio				261,710
Wells Fargo Core Bond Portfolio				73,738
Wells Fargo Large Company Value Portfolio				262,342
Wells Fargo Real Return Portfolio				30,733
Wells Fargo Small Company Growth Portfolio				168,646
Wells Fargo Small Company Value Portfolio				169,773

				966,942

Bond Funds: 2.29%
Wells Fargo International Bond Fund Class R6 (l)†			2,970	30,950
Wells Fargo Short-Term Bond Fund Institutional Class (l)			6,355	55,418
Wells Fargo Strategic Income Fund Institutional Class (l)			5,808	55,586

				141,954

Stock Funds: 47.54%
Calamos Market Neutral Income Fund Class I			22,949	305,454
Wells Fargo Diversified International Fund Class R6 (l)			51,792	719,391
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			28,144	325,909
Wells Fargo Endeavor Select Fund Institutional Class (l)			35,778	389,979
Wells Fargo Enterprise Fund Class R6 (l)†			4,983	277,476
Wells Fargo Intrinsic Value Fund Class R6 (l)			20,071	263,527
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			22,261	388,679
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			7,089	281,146

				2,951,561

Total Investment Companies (Cost $3,600,236)				4,060,457

Yield		Maturity date	Principal
Short-Term Investments: 0.08%

Investment Companies: 0.08%
Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,325,875)	99.76%	6,193,898
Other assets and liabilities, net	0.24	14,999

Total net assets	100.00%	$6,208,897

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	53

DYNAMIC TARGET 2055 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	2,627	1,168	825	2,970	$33	$680	$0	$30,950
Wells Fargo Short-Term Bond Fund Institutional Class	5,243	2,045	933	6,355	(8)	(306)	436	55,418
Wells Fargo Strategic Income Fund Institutional Class	4,987	1,717	896	5,808	(1)	434	879	55,586

								141,954	2.29%

Stock Funds
Wells Fargo Diversified International Fund Class R6	52,151	3,320	3,679	51,792	3,459	57,535	0	719,391
Wells Fargo Emerging Markets Equity Income Fund Class R6	26,737	3,349	1,942	28,144	596	18,083	4,132	325,909
Wells Fargo Endeavor Select Fund Institutional Class	33,815	6,597	4,634	35,778	(16,963)	63,773	0	389,979
Wells Fargo Enterprise Fund Class R6	5,136	337	490	4,983	1,811	23,508	0	277,476
Wells Fargo Intrinsic Value Fund Class R6	17,914	2,719	562	20,071	(528)	21,677	0	263,527
Wells Fargo Premier Large Company Growth Fund Class R6	21,727	3,163	2,629	22,261	(46)	45,525	0	388,679
Wells Fargo Special Mid Cap Value Fund Class R6	6,749	585	245	7,089	35	18,308	0	281,146

								2,646,107	42.62

					$(11,612)	$249,217	$5,447	$2,788,061	44.91%

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2055 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.06%		$13,784	$7,383	$2,011	$0	$83	$261,710
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	217	(453)	0	866	15	73,738
Wells Fargo Large Company Value Portfolio	0.30		0.38		8,283	14,255	2,122	0	20	262,342
Wells Fargo Real Return Portfolio	0.03		0.02		(82)	117	114	361	6	30,733
Wells Fargo Small Company Growth Portfolio	0.01		0.01		1,074	18,603	405	0	135	168,646
Wells Fargo Small Company Value Portfolio	0.07		0.10		15,863	4,872	1,738	0	162	169,773

					$39,139	$44,777	$6,390	$1,227	$421	$966,942	15.57%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	55

DYNAMIC TARGET 2060 FUND

Security name			Shares	Value

Exchange-Traded Funds: 34.29%
Schwab International Equity ETF			18,073	$620,627
Schwab U.S. Aggregate Bond ETF			1,205	62,781
Schwab U.S. Broad Market ETF			23,212	1,487,889

Total Exchange-Traded Funds (Cost $1,758,787)				2,171,297

Investment Companies: 65.57%

Affiliated Master Portfolios: 15.60%
Wells Fargo C&B Large Cap Value Portfolio				269,020
Wells Fargo Core Bond Portfolio				75,340
Wells Fargo Large Company Value Portfolio				267,486
Wells Fargo Real Return Portfolio				31,401
Wells Fargo Small Company Growth Portfolio				171,901
Wells Fargo Small Company Value Portfolio				172,893

				988,041

Bond Funds: 2.29%
Wells Fargo International Bond Fund Class R6 (l)†			3,035	31,620
Wells Fargo Short-Term Bond Fund Institutional Class (l)			6,494	56,627
Wells Fargo Strategic Income Fund Institutional Class (l)			5,935	56,797

				145,044

Stock Funds: 47.68%
Calamos Market Neutral Income Fund Class I			23,454	312,173
Wells Fargo Diversified International Fund Class R6 (l)			53,094	737,470
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)			28,784	333,315
Wells Fargo Endeavor Select Fund Institutional Class (l)			36,517	398,035
Wells Fargo Enterprise Fund Class R6 (l)†			5,086	283,257
Wells Fargo Intrinsic Value Fund Class R6 (l)			20,524	269,485
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†			22,712	396,546
Wells Fargo Special Mid Cap Value Fund Class R6 (l)			7,283	288,859

				3,019,140

Total Investment Companies (Cost $3,689,664)				4,152,225

Yield		Maturity date	Principal
Short-Term Investments: 0.08%

U.S. Treasury Securities: 0.08%
U.S.Treasury Bill #(z)	1.25%	3-1-2018	$5,000	4,984

Total Short-Term Investments (Cost $4,984)				4,984

Total investments in securities (Cost $5,453,435)	99.94%	6,328,506
Other assets and liabilities, net	0.06	3,908

Total net assets	100.00%	$6,332,414

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Dynamic Target Date Funds	Portfolio of investments—November 30, 2017 (unaudited)

DYNAMIC TARGET 2060 FUND

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(3)	3-20-2018	$(374,155)	$(372,141)	$2,014	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6	2,647	1,183	795	3,035	$34	$689	0	$31,620
Wells Fargo Short-Term Bond Fund Institutional Class	5,282	2,126	914	6,494	(8)	(310)	439	56,627
Wells Fargo Strategic Income Fund Institutional Class	5,023	1,790	878	5,935	(1)	436	885	56,797

								145,044	2.29%

Stock Funds
Wells Fargo Diversified International Fund Class R6	52,246	4,590	3,742	53,094	2,480	58,934	0	737,470
Wells Fargo Emerging Markets Equity Income Fund Class R6	26,779	4,114	2,109	28,784	523	18,171	4,149	333,315
Wells Fargo Endeavor Select Fund Institutional Class	33,828	6,956	4,267	36,517	(15,736)	62,775	0	398,035
Wells Fargo Enterprise Fund Class R6	5,148	387	449	5,086	1,210	24,225	0	283,257
Wells Fargo Intrinsic Value Fund Class R6	17,940	3,182	598	20,524	(562)	21,938	0	269,485
Wells Fargo Premier Large Company Growth Fund Class R6	21,763	3,403	2,454	22,712	(295)	45,990	0	396,546
Wells Fargo Special Mid Cap Value Fund Class R6	6,754	804	275	7,283	26	18,598	0	288,859

								2,706,967	42.75

					$(12,329)	$251,446	$5,473	$2,852,011	45.04%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	57

DYNAMIC TARGET 2060 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.06%		$14,374	$7,540	$2,026	$0	$84	$269,020
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	218	(459)	0	869	15	75,340
Wells Fargo Large Company Value Portfolio	0.30		0.39		8,370	14,327	2,136	0	20	267,486
Wells Fargo Real Return Portfolio	0.04		0.02		(82)	107	114	363	6	31,401
Wells Fargo Small Company Growth Portfolio	0.01		0.01		1,067	18,782	408	0	136	171,901
Wells Fargo Small Company Value Portfolio	0.07		0.11		15,439	4,916	1,754	0	162	172,893

					$39,386	$45,213	$6,438	$1,232	$423	$988,041	15.60%

*	The amount owned is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Dynamic Target Date Funds	Statements of assets and liabilities—November 30, 2017 (unaudited)

	Dynamic Target Today Fund	Dynamic Target 2015 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$1,381,409	$1,324,713
Investments in unaffiliated Underlying Funds and securities, at value (see cost below)	1,951,436	2,149,259
Investments in affiliated Underlying Funds, at value (see cost below)	2,414,472	2,583,174
Cash	5,830	5,755
Receivable for dividends	817	662
Receivable for daily variation margin on open futures contracts	2,042	2,042
Receivable from manager	17,332	16,821
Prepaid expenses and other assets	66,129	63,932

Total assets	5,839,467	6,146,358

Liabilities
Payable for investments purchased	6,647	6,423
Trustees’ fees and expenses payable	2,150	2,150
Administration fees payable	210	243
Distribution fees payable	79	80
Shareholder report expenses payable	23,505	21,583
Custodian and accounting fees payable	17,085	16,332
Professional fees payable	23,019	23,019
Accrued expenses and other liabilities	709	613

Total liabilities	73,404	70,443

Total net assets	$5,766,063	$6,075,915

NET ASSETS CONSIST OF
Paid-in capital	$5,177,507	$5,323,378
Undistributed net investment income	75,649	70,529
Accumulated net realized gains on investments	95,107	124,595
Net unrealized gains on investments	417,800	557,413

Total net assets	$5,766,063	$6,075,915

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$266,754	$440,061
Shares outstanding – Class A1	23,982	38,715
Net asset value per share – Class A	$11.12	$11.37
Maximum offering price per share – Class A2	$11.80	$12.06
Net assets – Class C	$111,902	$114,681
Shares outstanding – Class C1	10,163	10,180
Net asset value per share – Class C	$11.01	$11.26
Net assets – Class R4	$114,287	$117,123
Share outstanding – Class R4[1]	10,279	10,296
Net asset value per share – Class R4	$11.12	$11.38
Net assets – Class R6	$5,273,120	$5,404,050
Shares outstanding – Class R6[1]	473,623	474,416
Net asset value per share – Class R6	$11.13	$11.39

Investments in affiliated Master Portfolios, at cost	$1,312,168	$1,230,741

Investments in unaffiliated Underlying Funds and securities, at cost	$1,760,868	$1,890,105

Investments in affiliated Underlying Funds, at cost	$2,258,495	$2,380,901

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	59

Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund

$1,266,159	$1,266,735	$1,192,605	$1,081,861	$1,045,692	$991,036	$971,829
2,255,763	2,475,177	2,549,815	2,476,463	2,538,463	2,482,583	2,452,788
2,670,103	2,895,426	2,965,373	2,881,139	2,927,046	2,842,012	2,803,887
6,197	6,492	6,620	6,578	6,575	7,793	9,454
541	437	304	193	123	87	80
2,042	2,430	2,430	2,042	2,042	2,042	2,042
16,282	18,501	18,520	18,532	16,623	17,030	17,754
71,594	37,236	35,639	35,635	71,879	61,465	46,129

6,288,681	6,702,434	6,771,306	6,502,443	6,608,443	6,404,048	6,303,963

6,756	6,945	6,906	6,794	6,721	7,887	9,523
2,150	2,131	2,131	2,131	2,384	2,350	2,123
251	303	303	252	265	226	209
82	91	84	85	85	86	86
22,332	26,644	27,285	27,871	27,007	24,966	25,865
15,905	15,510	15,102	15,442	15,419	15,397	16,204
20,973	22,075	22,075	22,075	24,585	23,019	16,784
750	534	531	468	754	708	689

69,199	74,233	74,417	75,118	77,220	74,639	71,483

$6,219,482	$6,628,201	$6,696,889	$6,427,325	$6,531,223	$6,329,409	$6,232,480

$5,388,739	$5,671,279	$5,662,214	$5,364,150	$5,430,647	$5,222,960	$5,138,867
64,206	59,885	53,522	48,779	45,440	44,322	43,779
142,711	156,246	170,728	174,234	167,422	175,395	174,125
623,826	740,791	810,425	840,162	887,714	886,732	875,709

$6,219,482	$6,628,201	$6,696,889	$6,427,325	$6,531,223	$6,329,409	$6,232,480

$475,324	$784,171	$781,857	$443,038	$510,652	$277,471	$177,829
41,418	67,253	66,250	37,165	42,602	23,052	14,762
$11.48	$11.66	$11.80	$11.92	$11.99	$12.04	$12.05
$12.18	$12.37	$12.52	$12.65	$12.72	$12.77	$12.79
$116,879	$132,581	$120,787	$121,926	$122,502	$123,391	$123,199
10,250	11,450	10,297	10,293	10,278	10,322	10,302
$11.40	$11.58	$11.73	$11.85	$11.92	$11.95	$11.96
$119,373	$121,159	$122,911	$124,358	$125,114	$125,761	$125,823
10,356	10,347	10,369	10,388	10,387	10,408	10,410
$11.53	$11.71	$11.85	$11.97	$12.05	$12.08	$12.09
$5,507,906	$5,590,290	$5,671,334	$5,738,003	$5,772,955	$5,802,786	$5,805,629
477,115	476,727	477,709	478,582	478,520	479,504	479,600
$11.54	$11.73	$11.87	$11.99	$12.06	$12.10	$12.11

$1,157,786	$1,141,265	$1,053,775	$936,201	$894,042	$837,612	$819,087

$1,961,885	$2,123,416	$2,164,105	$2,076,633	$2,117,006	$2,060,108	$2,034,222

$2,450,542	$2,633,880	$2,681,502	$2,588,479	$2,614,453	$2,533,193	$2,501,500

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Dynamic Target Date Funds	Statements of assets and liabilities—November 30, 2017 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$966,942	$988,041
Investments in unaffiliated Underlying Funds and securities, at value (see cost below)	2,438,895	2,488,454
Investments in affiliated Underlying Funds, at value (see cost below)	2,788,061	2,852,011
Cash	9,465	9,415
Receivable for dividends	80	81
Receivable for daily variation margin on open futures contracts	2,042	2,042
Receivable from manager	17,152	17,693
Prepaid expenses and other assets	57,745	46,585

Total assets	6,280,382	6,404,322

Liabilities
Payable for investments purchased	9,568	9,473
Trustees’ fees and expenses payable	2,123	2,123
Administration fees payable	205	217
Distribution fees payable	86	86
Shareholder report expenses payable	25,827	26,968
Custodian and accounting fees payable	16,127	15,476
Professional fees payable	16,784	16,784
Accrued expenses and other liabilities	765	781

Total liabilities	71,485	71,908

Total net assets	$6,208,897	$6,332,414

NET ASSETS CONSIST OF
Paid-in capital	$5,118,079	$5,237,253
Undistributed net investment income	43,621	43,770
Accumulated net realized gains on investments	177,160	174,306
Net unrealized gains on investments	870,037	877,085

Total net assets	$6,208,897	$6,332,414

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$153,977	$268,553
Shares outstanding – Class A1	12,786	22,294
Net asset value per share – Class A	$12.04	$12.05
Maximum offering price per share – Class A2	$12.77	$12.79
Net assets – Class C	$123,197	$123,373
Shares outstanding – Class C1	10,305	10,316
Net asset value per share – Class C	$11.96	$11.96
Net assets – Class R4	$125,827	$126,011
Share outstanding – Class R4[1]	10,413	10,424
Net asset value per share – Class R4	$12.08	$12.09
Net assets – Class R6	$5,805,896	$5,814,477
Shares outstanding – Class R6[1]	479,736	480,261
Net asset value per share – Class R6	$12.10	$12.11

Investments in affiliated Master Portfolios, at cost	$814,620	$835,088

Investments in unaffiliated Underlying Funds and securities, at cost	$2,022,346	$2,067,215

Investments in affiliated Underlying Funds, at cost	$2,488,909	$2,551,132

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

62	Wells Fargo Dynamic Target Date Funds	Statements of operations—six months ended November 30, 2017 (unaudited)

	Dynamic Target Today Fund		Dynamic Target 2015 Fund

Investment income
Dividends from unaffiliated Underlying Funds	$17,404		$17,494
Dividends from affiliated Underlying Funds	15,274		13,254
Interest allocated from affiliated Master Portfolios	12,806		10,248
Dividends allocated from affiliated Master Portfolios*	3,504		4,324
Interest	49		49
Affiliated income allocated from affiliated Master Portfolios	362		387
Expenses allocated from affiliated Master Portfolios	(3,118)		(3,162)
Waivers allocated from affiliated Master Portfolios	135		123

Total investment income	46,416		42,717

Expenses
Management fee	5,734		5,982
Administration fees
Class A	267		426
Class C	115		117
Class R	105	[1]	107	[1]
Class R4	45		45
Class R6	774		787
Shareholder servicing fees
Class A	318		508
Class C	137		140
Class R	125	[1]	128	[1]
Class R4	56		57
Distribution fees
Class C	412		419
Class R	125	[1]	128	[1]
Custody and accounting fees	13,002		13,008
Professional fees	20,889		20,889
Registration fees	34,651		32,435
Shareholder report expenses	27,419		27,346
Trustees’ fees and expenses	9,057		9,057
Other fees and expenses	1,794		1,129

Total expenses	115,025		112,708
Less: Fee waivers and/or expense reimbursements	(111,435)		(108,623)

Net expenses	3,590		4,085

Net investment income	42,826		38,632

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	15,958		22,192
Unaffiliated Underlying Funds	8,074		10,066
Affiliated Underlying Funds	(4,193)		(6,755)
Futures transactions	7,996		8,470

Net realized gains on investments	27,835		33,973

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	12,450		20,904
Unaffiliated Underlying Funds	71,749		99,877
Affiliated Underlying Funds	101,554		141,861
Futures transactions	3,285		3,285

Net change in unrealized gains (losses) on investments	189,038		265,927

Net realized and unrealized gains (losses) on investments	216,873		299,900

Net increase in net assets resulting from operations	$259,699		$338,532

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$34		$31

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2017 (unaudited)	Wells Fargo Dynamic Target Date Funds	63

Dynamic Target 2020 Fund		Dynamic Target 2025 Fund		Dynamic Target 2030 Fund		Dynamic Target 2035 Fund		Dynamic Target 2040 Fund		Dynamic Target 2045 Fund		Dynamic Target 2050 Fund

$17,091		$16,965		$16,171		$15,052		$14,702		$14,584		$14,391
11,685		10,354		8,667		7,105		6,119		5,618		5,469
8,351		6,222		4,165		2,487		1,371		861		771
4,865		5,931		6,516		6,705		6,944		6,956		6,874
49		49		49		49		49		49		49
401		426		438		431		432		429		422
(3,169)		(3,256)		(3,244)		(3,117)		(3,070)		(3,021)		(2,973)
114		108		98		87		81		77		77

39,387		36,799		32,860		28,799		26,628		25,553		25,080

6,101		6,326		6,403		6,197		6,192		6,113		6,018

466		629		665		399		368		260		159
119		134		122		122		123		124		124
109	[1]	110	[1]	111	[1]	112	[1]	112	[1]	113	[1]	113	[1]
46		47		47		48		48		48		48
799		807		815		821		825		828		828

554		749		791		475		438		310		190
142		160		145		146		146		147		147
129	[1]	131	[1]	132	[1]	133	[1]	133	[1]	134	[1]	134	[1]
58		58		59		59		60		60		60

425		480		435		437		439		441		441
129	[1]	131	[1]	132	[1]	133	[1]	133	[1]	134	[1]	134	[1]
13,008		13,011		13,011		13,008		13,008		13,006		13,304
18,382		26,321		26,321		26,321		20,340		20,889		20,993
31,781		35,597		36,130		36,130		32,494		34,120		37,897
27,207		27,470		27,342		27,342		27,417		27,265		27,247
9,057		9,055		9,055		9,055		9,056		9,057		9,056
1,478		3,200		3,201		3,201		1,297		1,603		1,794

109,990		124,416		124,917		124,139		112,629		114,652		118,687
(105,467)		(119,240)		(119,441)		(119,324)		(107,707)		(110,082)		(114,402)

4,523		5,176		5,476		4,815		4,922		4,570		4,285

34,864		31,623		27,384		23,984		21,706		20,983		20,795

26,367		31,638		35,846		37,593		39,474		39,730		39,260
8,629		3,004		3,191		4,383		2,698		4,490		4,472
(6,732)		(10,779)		(11,507)		(10,766)		(15,997)		(11,530)		(12,243)
8,507		9,703		10,682		9,735		8,850		8,450		8,447

36,771		33,566		38,212		40,945		35,025		41,140		39,936

26,578		33,758		39,136		42,018		44,581		45,395		44,927
121,386		151,033		170,332		176,518		186,963		186,535		184,590
167,292		202,888		229,566		239,461		255,170		252,521		250,682
3,285		3,285		3,285		3,285		3,285		3,285		3,285

318,541		390,964		442,319		461,282		489,999		487,736		483,484

355,312		424,530		480,531		502,227		525,024		528,876		523,420

$390,176		$456,153		$507,915		$526,211		$546,730		$549,859		$544,215

$29		$28		$26		$23		$22		$21		$20

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Dynamic Target Date Funds	Statements of operations—six months ended November 30, 2017 (unaudited)

	Dynamic Target 2055 Fund		Dynamic Target 2060 Fund

Investment income
Dividends from unaffiliated Underlying Funds	$14,338		$14,366
Dividends from affiliated Underlying Funds	5,447		5,473
Interest allocated from affiliated Master Portfolios	1,227		1,232
Dividends allocated from affiliated Master Portfolios*	6,390		6,438
Interest	49		49
Affiliated income allocated from affiliated Master Portfolios	421		423
Expenses allocated from affiliated Master Portfolios	(2,964)		(2,977)
Waivers allocated from affiliated Master Portfolios	75		76

Total investment income	24,983		25,080

Expenses
Management fee	6,009		6,026
Administration fees
Class A	149		158
Class C	123		124
Class R	113	[1]	113	[1]
Class R4	48		48
Class R6	828		829
Shareholder servicing fees
Class A	178		188
Class C	147		147
Class R	134	[1]	134	[1]
Class R4	60		60
Distribution fees
Class C	441		441
Class R	134	[1]	134	[1]
Custody and accounting fees	13,306		13,006
Professional fees	20,992		20,993
Registration fees	34,318		37,830
Shareholder report expenses	27,247		27,247
Trustees’ fees and expenses	9,056		9,056
Other fees and expenses	1,728		1,821

Total expenses	115,011		118,355
Less: Fee waivers and/or expense reimbursements	(110,727)		(114,068)

Net expenses	4,284		4,287

Net investment income	20,699		20,793

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	39,139		39,386
Unaffiliated Underlying Funds	5,536		2,404
Affiliated Underlying Funds	(11,612)		(12,329)
Futures transactions	8,452		8,448

Net realized gains on investments	41,515		37,909

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	44,777		45,213
Unaffiliated Underlying Funds	182,904		187,235
Affiliated Underlying Funds	249,217		251,446
Futures transactions	3,285		3,285

Net change in unrealized gains (losses) on investments	480,183		487,179

Net realized and unrealized gains (losses) on investments	521,698		525,088

Net increase in net assets resulting from operations	$542,397		$545,881

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$20		$20

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	65

	Dynamic Target Today Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$42,826		$85,014
Net realized gains on investments		27,835		83,361
Net change in unrealized gains (losses) on investments		189,038		248,990

Net increase in net assets resulting from operations		259,699		417,365

Distributions to shareholders from
Net investment income
Class A		0		(1,103)
Class C		0		(466)
Class R		0 [1]		(978)
Class R4		0		(1,528)
Class R6		0		(77,490)
Net realized gains
Class A		0		(1,101)
Class C		0		(905)
Class R		0 [1]		(908)
Class R4		0		(912)
Class R6		0		(42,011)

Total distributions to shareholders		0		(127,402)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,892	20,451	12,071	124,990

Reinvestment of distributions
Class A	0	0	217	2,204
Class C	0	0	135	1,371
Class R	0 [1]	0 [1]	186	1,886
Class R4	0	0	242	2,440
Class R6	0	0	11,839	119,501

		0		127,402

Payment for shares redeemed
Class A	(233)	(2,491)	0	0
Class R	(10,219)[1]	(111,799)[1]	0	0

		(114,290)		0

Net increase (decrease) in net assets resulting from capital share transactions		(93,839)		252,392

Total increase in net assets		165,860		542,355

Net assets
Beginning of period		5,600,203		5,057,848

End of period		$5,766,063		$5,600,203

Undistributed net investment income		$75,649		$32,823

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2015 Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$38,632		$84,277
Net realized gains on investments		33,973		106,903
Net change in unrealized gains (losses) on investments		265,927		345,081

Net increase in net assets resulting from operations		338,532		536,261

Distributions to shareholders from
Net investment income
Class A		0		(3,172)
Class C		0		(381)
Class R		0 [1]		(890)
Class R4		0		(1,433)
Class R6		0		(73,063)
Net realized gains
Class A		0		(3,919)
Class C		0		(1,073)
Class R		0 [1]		(1,078)
Class R4		0		(1,083)
Class R6		0		(49,864)

Total distributions to shareholders		0		(135,956)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,372	69,585	19,725	200,792

Reinvestment of distributions
Class A	0	0	698	7,091
Class C	0	0	143	1,454
Class R	0 [1]	0 [1]	195	1,968
Class R4	0	0	249	2,516
Class R6	0	0	12,204	122,927

		0		135,956

Payment for shares redeemed
Class A	(1,410)	(15,501)	(6,551)	(67,923)
Class R	(10,237)[1]	(114,241)[1]	0	0

		(129,742)		(67,923)

Net increase (decrease) in net assets resulting from capital share transactions		(60,157)		268,825

Total increase in net assets		278,375		669,130

Net assets
Beginning of period		5,797,540		5,128,410

End of period		$6,075,915		$5,797,540

Undistributed net investment income		$70,529		$31,897

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	67

	Dynamic Target 2020 Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$34,864		$80,858
Net realized gains on investments		36,771		123,613
Net change in unrealized gains (losses) on investments		318,541		396,446

Net increase in net assets resulting from operations		390,176		600,917

Distributions to shareholders from
Net investment income
Class A		0		(3,832)
Class C		0		(379)
Class R		0 [1]		(835)
Class R4		0		(1,365)
Class R6		0		(69,718)
Net realized gains
Class A		0		(5,082)
Class C		0		(1,740)
Class R		0 [1]		(1,741)
Class R4		0		(1,742)
Class R6		0		(80,131)

Total distributions to shareholders		0		(166,565)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,124	78,038	30,516	311,046

Reinvestment of distributions
Class A	0	0	877	8,914
Class C	0	0	209	2,119
Class R	0 [1]	0 [1]	253	2,576
Class R4	0	0	305	3,107
Class R6	0	0	14,705	149,849

		0		166,565

Payment for shares redeemed
Class A	(905)	(10,050)	(8,091)	(84,862)
Class R	(10,299)[1]	(116,280)[1]	0	0

		(126,330)		(84,862)

Net increase (decrease) in net assets resulting from capital share transactions		(48,292)		392,749

Total increase in net assets		341,884		827,101

Net assets
Beginning of period		5,877,598		5,050,497

End of period		$6,219,482		$5,877,598

Undistributed net investment income		$64,206		$29,342

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2025 Fund
	Six months ended November 30, 2017 (unaudited)			Year ended May 31, 2017

Operations
Net investment income		$31,623			$79,136
Net realized gains on investments		33,566			140,868
Net change in unrealized gains (losses) on investments		390,964			454,255

Net increase in net assets resulting from operations		456,153			674,259

Distributions to shareholders from
Net investment income
Class A		0			(4,226)
Class C		0			(391)
Class R		0	[1]		(782)
Class R4		0			(1,310)
Class R6		0			(67,137)
Net realized gains
Class A		0			(6,036)
Class C		0			(1,854)
Class R		0	[1]		(1,660)
Class R4		0			(1,661)
Class R6		0			(76,411)

Total distributions to shareholders		0			(161,468)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	25,721	291,137		34,604	357,936
Class C	0	0		1,182	11,621

		291,137			369,557

Reinvestment of distributions
Class A	0	0		1,009	10,262
Class C	0	0		222	2,245
Class R	0 [1]	0	[1]	240	2,442
Class R4	0	0		291	2,971
Class R6	0	0		14,081	143,548

		0			161,468

Payment for shares redeemed
Class A	(5,351)	(60,810)		(7,624)	(80,810)
Class R	(10,291)[1]	(117,732)[1]		0	0

		(178,542)			(80,810)

Net increase in net assets resulting from capital share transactions		112,595			450,215

Total increase in net assets		568,748			963,006

Net assets
Beginning of period		6,059,453			5,096,447

End of period		$6,628,201			$6,059,453

Undistributed net investment income		$59,885			$28,262

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	69

	Dynamic Target 2030 Fund
	Six months ended November 30, 2017 (unaudited)				Year ended May 31, 2017

Operations
Net investment income			$27,384			$75,853
Net realized gains on investments			38,212			151,269
Net change in unrealized gains (losses) on investments			442,319			501,589

Net increase in net assets resulting from operations			507,915			728,711

Distributions to shareholders from
Net investment income
Class A			0			(3,917)
Class C			0			(241)
Class R			0	[1]		(735)
Class R4			0			(1,261)
Class R6			0			(64,869)
Net realized gains
Class A			0			(6,109)
Class C			0			(1,888)
Class R			0	[1]		(1,889)
Class R4			0			(1,890)
Class R6			0			(86,947)

Total distributions to shareholders			0			(169,746)

Capital share transactions	Shares				Shares
Proceeds from shares sold
Class A	16,575		189,285		32,383	332,697
Class C	21		238		16	173

			189,523			332,870

Reinvestment of distributions
Class A	0		0		986	10,026
Class C	0		0		210	2,129
Class R	0	[1]	0	[1]	258	2,624
Class R4	0		0		309	3,151
Class R6	0		0		14,883	151,816

			0			169,746

Payment for shares redeemed
Class A	0		0		(1,189)	(12,035)
Class R	(10,313)[1]		(119,216)[1]		0	0

			(119,216)			(12,035)

Net increase in net assets resulting from capital share transactions			70,307			490,581

Total increase in net assets			578,222			1,049,546

Net assets
Beginning of period			6,118,667			5,069,121

End of period			$6,696,889			$6,118,667

Undistributed net investment income			$53,522			$26,138

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2035 Fund
	Six months ended November 30, 2017 (unaudited)				Year ended May 31, 2017

Operations
Net investment income			$23,984			$73,263
Net realized gains on investments			40,945			165,636
Net change in unrealized gains (losses) on investments			461,282			525,988

Net increase in net assets resulting from operations			526,211			764,887

Distributions to shareholders from
Net investment income
Class A			0			(2,616)
Class C			0			(223)
Class R			0	[1]		(715)
Class R4			0			(1,239)
Class R6			0			(63,850)
Net realized gains
Class A			0			(3,911)
Class C			0			(2,072)
Class R			0	[1]		(2,073)
Class R4			0			(2,074)
Class R6			0			(95,430)

Total distributions to shareholders			0			(174,203)

Capital share transactions	Shares				Shares
Proceeds from shares sold
Class A	6,367		73,144		18,090	186,267
Class C	14		160		0	0

			73,304			186,267

Reinvestment of distributions
Class A	0		0		642	6,527
Class C	0		0		226	2,295
Class R	0	[1]	0	[1]	274	2,788
Class R4	0		0		325	3,313
Class R6	0		0		15,622	159,280

			0			174,203

Payment for shares redeemed
Class R	(10,332)[1]		(120,471)[1]		0	0

Net increase (decrease) in net assets resulting from capital share transactions			(47,167)			360,470

Total increase in net assets			479,044			951,154

Net assets
Beginning of period			5,948,281			4,997,127

End of period			$6,427,325			$5,948,281

Undistributed net investment income			$48,779			$24,795

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	71

	Dynamic Target 2040 Fund
	Six months ended November 30, 2017 (unaudited)			Year ended May 31, 2017

Operations
Net investment income		$21,706			$71,924
Net realized gains on investments		35,025			169,081
Net change in unrealized gains (losses) on investments		489,999			550,218

Net increase in net assets resulting from operations		546,730			791,223

Distributions to shareholders from
Net investment income
Class A		0			(2,407)
Class C		0			(203)
Class R		0	[1]		(695)
Class R4		0			(1,219)
Class R6		0			(62,937)
Net realized gains
Class A		0			(4,500)
Class C		0			(2,053)
Class R		0	[1]		(2,054)
Class R4		0			(2,055)
Class R6		0			(94,555)

Total distributions to shareholders		0			(172,678)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	19,148	221,684		12,026	124,333

Reinvestment of distributions
Class A	0	0		680	6,907
Class C	0	0		222	2,256
Class R	0 [1]	0	[1]	270	2,749
Class R4	0	0		322	3,274
Class R6	0	0		15,447	157,492

		0			172,678

Payment for shares redeemed
Class A	(4,448)	(49,330)		(751)	(7,273)
Class R	(10,331)[1]	(121,078)[1]		0	0

		(170,408)			(7,273)

Net increase in net assets resulting from capital share transactions		51,276			289,738

Total increase in net assets		598,006			908,283

Net assets
Beginning of period		5,933,217			5,024,934

End of period		$6,531,223			$5,933,217

Undistributed net investment income		$45,440			$23,734

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2045 Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$20,983		$71,101
Net realized gains on investments		41,140		169,342
Net change in unrealized gains (losses) on investments		487,736		556,472

Net increase in net assets resulting from operations		549,859		796,915

Distributions to shareholders from
Net investment income
Class A		0		(1,818)
Class C		0		(202)
Class R		0 [1]		(694)
Class R4		0		(1,219)
Class R6		0		(62,946)
Net realized gains
Class A		0		(2,810)
Class C		0		(2,268)
Class R		0 [1]		(2,269)
Class R4		0		(2,270)
Class R6		0		(104,447)

Total distributions to shareholders		0		(180,943)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,048	35,013	8,445	87,252
Class C	22	250	0	0

		35,263		87,252

Reinvestment of distributions
Class A	0	0	455	4,628
Class C	0	0	244	2,470
Class R	0 [1]	0 [1]	291	2,963
Class R4	0	0	342	3,489
Class R6	0	0	16,406	167,393

		0		180,943

Payment for shares redeemed
Class A	(83)	(1,000)	(1,098)	(12,116)
Class R	(10,352)[1]	(121,641)[1]	0	0

		(122,641)		(12,116)

Net increase (decrease) in net assets resulting from capital share transactions		(87,378)		256,079

Total increase in net assets		462,481		872,051

Net assets
Beginning of period		5,866,928		4,994,877

End of period		$6,329,409		$5,866,928

Undistributed net investment income		$44,322		$23,339

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	73

	Dynamic Target 2050 Fund
	Six months ended November 30, 2017 (unaudited)				Year ended May 31, 2017

Operations
Net investment income			$20,795			$70,686
Net realized gains on investments			39,936			169,521
Net change in unrealized gains (losses) on investments			483,484			549,636

Net increase in net assets resulting from operations			544,215			789,843

Distributions to shareholders from
Net investment income
Class A			0			(1,082)
Class C			0			(218)
Class R			0	[1]		(709)
Class R4			0			(1,233)
Class R6			0			(63,547)
Net realized gains
Class A			0			(2,539)
Class C			0			(2,275)
Class R			0	[1]		(2,277)
Class R4			0			(2,278)
Class R6			0			(104,809)

Total distributions to shareholders			0			(180,967)

Capital share transactions	Shares				Shares
Proceeds from shares sold
Class A	2,616		30,172		2,695	28,389

Reinvestment of distributions
Class A	0		0		356	3,621
Class C	0		0		246	2,493
Class R	0	[1]	0	[1]	294	2,986
Class R4	0		0		344	3,511
Class R6	0		0		16,500	168,356

			0			180,967

Payment for shares redeemed
Class A	0		0		(1,898)	(20,471)
Class R	(10,355)[1]		(121,770)[1]		0	0

			(121,770)			(20,471)

Net increase (decrease) in net assets resulting from capital share transactions			(91,598)			188,885

Total increase in net assets			452,617			797,761

Net assets
Beginning of period			5,779,863			4,982,102

End of period			$6,232,480			$5,779,863

Undistributed net investment income			$43,779			$22,984

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets

	Dynamic Target 2055 Fund
	Six months ended November 30, 2017 (unaudited)				Year ended May 31, 2017

Operations
Net investment income			$20,699			$70,570
Net realized gains on investments			41,515			169,167
Net change in unrealized gains (losses) on investments			480,183			548,064

Net increase in net assets resulting from operations			542,397			787,801

Distributions to shareholders from
Net investment income
Class A			0			(1,051)
Class C			0			(217)
Class R			0	[1]		(708)
Class R4			0			(1,232)
Class R6			0			(63,518)
Net realized gains
Class A			0			(2,454)
Class C			0			(2,307)
Class R			0	[1]		(2,308)
Class R4			0			(2,309)
Class R6			0			(106,225)

Total distributions to shareholders			0			(182,329)

Capital share transactions	Shares				Shares
Proceeds from shares sold
Class A	652		7,473		1,397	14,252

Reinvestment of distributions
Class A	0		0		344	3,505
Class C	0		0		249	2,524
Class R	0	[1]	0	[1]	297	3,016
Class R4	0		0		347	3,541
Class R6	0		0		16,636	169,743

			0			182,329

Payment for shares redeemed
Class R	(10,358)[1]		(121,702)[1]		0	0

Net increase (decrease) in net assets resulting from capital share transactions			(114,229)			196,581

Total increase in net assets			428,168			802,053

Net assets
Beginning of period			5,780,729			4,978,676

End of period			$6,208,897			$5,780,729

Undistributed net investment income			$43,621			$22,922

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dynamic Target Date Funds	75

	Dynamic Target 2060 Fund
	Six months ended November 30, 2017 (unaudited)				Year ended May 31, 2017

Operations
Net investment income			$20,793			$70,716
Net realized gains on investments			37,909			169,695
Net change in unrealized gains (losses) on investments			487,179			548,107

Net increase in net assets resulting from operations			545,881			788,518

Distributions to shareholders from
Net investment income
Class A			0			(1,034)
Class C			0			(216)
Class R			0	[1]		(709)
Class R4			0			(1,235)
Class R6			0			(63,663)
Net realized gains
Class A			0			(2,562)
Class C			0			(2,421)
Class R			0	[1]		(2,422)
Class R4			0			(2,423)
Class R6			0			(111,472)

Total distributions to shareholders			0			(188,157)

Capital share transactions	Shares				Shares
Proceeds from shares sold
Class A	10,807		127,270		888	9,236

Reinvestment of distributions
Class A	0		0		353	3,596
Class C	0		0		260	2,637
Class R	0	[1]	0	[1]	308	3,131
Class R4	0		0		358	3,658
Class R6	0		0		17,162	175,135

			0			188,157

Payment for shares redeemed
Class A	0		0		(1)	(10)
Class R	(10,369)[1]		(121,936)[1]		0	0

			(121,936)			(10)

Net increase in net assets resulting from capital share transactions			5,334			197,383

Total increase in net assets			551,215			797,744

Net assets
Beginning of period			5,781,199			4,983,455

End of period			$6,332,414			$5,781,199

Undistributed net investment income			$43,770			$22,977

[1]	For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target Today Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$10.65	0.06		0.41	0.00	0.00	$11.12
Year ended May 31, 2017	$10.06	0.12	[4]	0.65	(0.09)	(0.09)	$10.65
Year ended May 31, 2016[5]	$10.00	0.06		0.03	(0.03)	0.00	$10.06
Class C
Six months ended November 30, 2017 (unaudited)	$10.58	0.02		0.41	0.00	0.00	$11.01
Year ended May 31, 2017	$10.03	0.05		0.64	(0.05)	(0.09)	$10.58
Year ended May 31, 2016[5]	$10.00	0.03		0.03	(0.03)	0.00	$10.03
Class R4
Six months ended November 30, 2017 (unaudited)	$10.63	0.08		0.41	0.00	0.00	$11.12
Year ended May 31, 2017	$10.07	0.16		0.64	(0.15)	(0.09)	$10.63
Year ended May 31, 2016[5]	$10.00	0.08		0.03	(0.04)	0.00	$10.07
Class R6
Six months ended November 30, 2017 (unaudited)	$10.64	0.08		0.41	0.00	0.00	$11.13
Year ended May 31, 2017	$10.08	0.17		0.65	(0.17)	(0.09)	$10.64
Year ended May 31, 2016[5]	$10.00	0.09		0.03	(0.04)	0.00	$10.08

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[5]
Class A	0.10%	0.11%	0.11%
Class C	0.10	0.10	0.10
Class R4	0.10	0.10	0.11
Class R6	0.10	0.11	0.11

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.12%	4.39%	0.51%	4.41%	47%	$267
1.16%	4.67%	0.53%	7.97%	97%	$238
1.31%	5.22%	0.53%	0.95%	66%	$101

0.36%	5.14%	1.26%	4.06%	47%	$112
0.45%	5.45%	1.28%	7.12%	97%	$108
0.56%	5.97%	1.28%	0.58%	66%	$101

1.40%	4.10%	0.22%	4.61%	47%	$114
1.51%	4.42%	0.22%	8.21%	97%	$109
1.62%	4.94%	0.22%	1.08%	66%	$101

1.55%	3.96%	0.07%	4.61%	47%	$5,273
1.67%	4.27%	0.06%	8.48%	97%	$5,037
1.77%	4.79%	0.07%	1.19%	66%	$4,654

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2015 Fund	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$10.76	0.04	0.57	0.00	0.00	$11.37
Year ended May 31, 2017	$9.99	0.11	0.86	(0.09)	(0.11)	$10.76
Year ended May 31, 2016[4]	$10.00	0.07	(0.04)	(0.04)	0.00	$9.99
Class C
Six months ended November 30, 2017 (unaudited)	$10.71	0.01	0.54	0.00	0.00	$11.26
Year ended May 31, 2017	$9.97	0.04	0.85	(0.04)	(0.11)	$10.71
Year ended May 31, 2016[4]	$10.00	0.03	(0.02)	(0.04)	0.00	$9.97
Class R4
Six months ended November 30, 2017 (unaudited)	$10.75	0.07	0.56	0.00	0.00	$11.38
Year ended May 31, 2017	$10.01	0.15	0.84	(0.14)	(0.11)	$10.75
Year ended May 31, 2016[4]	$10.00	0.08	(0.02)	(0.05)	0.00	$10.01
Class R6
Six months ended November 30, 2017 (unaudited)	$10.76	0.08	0.55	0.00	0.00	$11.39
Year ended May 31, 2017	$10.01	0.16	0.86	(0.16)	(0.11)	$10.76
Year ended May 31, 2016[4]	$10.00	0.09	(0.03)	(0.05)	0.00	$10.01

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[4]
Class A	0.10%	0.11%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.10	0.10	0.10
Class R6	0.10	0.11	0.11

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

0.91%	4.13%	0.52%	5.58%	39%	$440
1.14%	4.42%	0.51%	9.95%	81%	$363
1.16%	5.21%	0.45%	0.34%	38%	$199

0.16%	4.88%	1.28%	5.14%	39%	$115
0.40%	5.18%	1.27%	9.18%	81%	$109
0.56%	5.96%	1.28%	0.07%	38%	$100

1.21%	3.85%	0.22%	5.77%	39%	$117
1.45%	4.15%	0.22%	10.28%	81%	$111
1.61%	4.93%	0.22%	0.57%	38%	$101

1.36%	3.70%	0.07%	5.86%	39%	$5,404
1.60%	4.00%	0.06%	10.44%	81%	$5,105
1.77%	4.78%	0.06%	0.58%	38%	$4,629

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2020 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$10.78	0.06		0.64	0.00	0.00	$11.48
Year ended May 31, 2017	$9.99	0.11	[4]	0.97	(0.12)	(0.17)	$10.78
Year ended May 31, 2016[5]	$10.00	0.06		(0.03)	(0.04)	0.00	$9.99
Class C
Six months ended November 30, 2017 (unaudited)	$10.76	0.02		0.62	0.00	0.00	$11.40
Year ended May 31, 2017	$9.96	0.03		0.98	(0.04)	(0.17)	$10.76
Year ended May 31, 2016[5]	$10.00	0.03		(0.03)	(0.04)	0.00	$9.96
Class R4
Six months ended November 30, 2017 (unaudited)	$10.82	0.08		0.63	0.00	0.00	$11.53
Year ended May 31, 2017	$10.01	0.14		0.97	(0.13)	(0.17)	$10.82
Year ended May 31, 2016[5]	$10.00	0.08		(0.02)	(0.05)	0.00	$10.01
Class R6
Six months ended November 30, 2017 (unaudited)	$10.82	0.08		0.64	0.00	0.00	$11.54
Year ended May 31, 2017	$10.01	0.16		0.97	(0.15)	(0.17)	$10.82
Year ended May 31, 2016[5]	$10.00	0.08		(0.02)	(0.05)	0.00	$10.01

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[5]
Class A	0.10%	0.11%	0.11%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.11
Class R6	0.10	0.11	0.11

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	81

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.12%	3.97%	0.53%	6.49%	34%	$475
1.09%	4.32%	0.51%	11.18%	69%	$380
1.33%	5.21%	0.54%	0.35%	38%	$119

0.36%	4.72%	1.29%	5.95%	34%	$117
0.33%	5.09%	1.28%	10.39%	69%	$110
0.53%	5.97%	1.29%	0.01%	38%	$100

1.40%	3.69%	0.24%	6.56%	34%	$119
1.39%	4.06%	0.23%	11.60%	69%	$112
1.59%	4.94%	0.23%	0.61%	38%	$101

1.55%	3.54%	0.08%	6.65%	34%	$5,508
1.54%	3.91%	0.07%	11.64%	69%	$5,165
1.74%	4.79%	0.07%	0.62%	38%	$4,631

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2025 Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$10.87	0.03	0.76	0.00	0.00	$11.66
Year ended May 31, 2017	$9.94	0.09	1.13	(0.12)	(0.17)	$10.87
Year ended May 31, 2016[4]	$10.00	0.07	(0.08)	(0.05)	0.00	$9.94
Class C
Six months ended November 30, 2017 (unaudited)	$10.84	(0.01)	0.75	0.00	0.00	$11.58
Year ended May 31, 2017	$9.91	0.03	1.10	(0.03)	(0.17)	$10.84
Year ended May 31, 2016[4]	$10.00	0.02	(0.06)	(0.05)	0.00	$9.91
Class R4
Six months ended November 30, 2017 (unaudited)	$10.90	0.05	0.76	0.00	0.00	$11.71
Year ended May 31, 2017	$9.96	0.14	1.10	(0.13)	(0.17)	$10.90
Year ended May 31, 2016[4]	$10.00	0.08	(0.07)	(0.05)	0.00	$9.96
Class R6
Six months ended November 30, 2017 (unaudited)	$10.91	0.06	0.76	0.00	0.00	$11.73
Year ended May 31, 2017	$9.96	0.15	1.11	(0.14)	(0.17)	$10.91
Year ended May 31, 2016[4]	$10.00	0.08	(0.06)	(0.06)	0.00	$9.96

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[4]
Class A	0.10%	0.10%	0.10%
Class C	0.10	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	83

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.61%	4.27%	0.53%	7.27%	29%	$784
1.07%	4.75%	0.49%	12.62%	58%	$510
1.09%	5.25%	0.46%	(0.07)%	38%	$188

(0.12)%	5.04%	1.29%	6.83%	29%	$133
0.29%	5.55%	1.29%	11.77%	58%	$124
0.52%	6.00%	1.30%	(0.44)%	38%	$100

0.93%	4.01%	0.24%	7.43%	29%	$121
1.35%	4.52%	0.23%	12.84%	58%	$113
1.58%	4.97%	0.23%	0.16%	38%	$100

1.08%	3.86%	0.08%	7.42%	29%	$5,590
1.50%	4.37%	0.08%	13.10%	58%	$5,201
1.73%	4.82%	0.08%	0.17%	38%	$4,609

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2030 Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$10.92	0.02	0.86	0.00	0.00	$11.80
Year ended May 31, 2017	$9.91	0.11	1.20	(0.11)	(0.19)	$10.92
Year ended May 31, 2016[4]	$10.00	0.06	(0.10)	(0.05)	0.00	$9.91
Class C
Six months ended November 30, 2017 (unaudited)	$10.90	(0.01)	0.84	0.00	0.00	$11.73
Year ended May 31, 2017	$9.88	0.02	1.21	(0.02)	(0.19)	$10.90
Year ended May 31, 2016[4]	$10.00	0.02	(0.09)	(0.05)	0.00	$9.88
Class R4
Six months ended November 30, 2017 (unaudited)	$10.96	0.05	0.84	0.00	0.00	$11.85
Year ended May 31, 2017	$9.93	0.13	1.21	(0.12)	(0.19)	$10.96
Year ended May 31, 2016[4]	$10.00	0.07	(0.08)	(0.06)	0.00	$9.93
Class R6
Six months ended November 30, 2017 (unaudited)	$10.96	0.05	0.86	0.00	0.00	$11.87
Year ended May 31, 2017	$9.93	0.14	1.22	(0.14)	(0.19)	$10.96
Year ended May 31, 2016[4]	$10.00	0.08	(0.09)	(0.06)	0.00	$9.93

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[4]
Class A	0.10%	0.11%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	85

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.47%	4.25%	0.54%	8.06%	24%	$782
1.04%	4.76%	0.48%	13.72%	46%	$543
1.19%	5.29%	0.45%	(0.34)%	22%	$173

(0.26)%	5.01%	1.29%	7.61%	24%	$121
0.24%	5.59%	1.29%	12.86%	46%	$112
0.49%	6.03%	1.30%	(0.70)%	22%	$99

0.79%	3.97%	0.24%	8.12%	24%	$123
1.29%	4.56%	0.24%	13.99%	46%	$114
1.55%	5.00%	0.24%	(0.10)%	22%	$100

0.94%	3.82%	0.09%	8.30%	24%	$5,671
1.44%	4.41%	0.08%	14.15%	46%	$5,238
1.70%	4.85%	0.09%	(0.09)%	22%	$4,597

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2035 Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$10.97	0.02	0.93	0.00	0.00	$11.92
Year ended May 31, 2017	$9.88	0.09	1.32	(0.11)	(0.21)	$10.97
Year ended May 31, 2016[4]	$10.00	0.06	(0.12)	(0.06)	0.00	$9.88
Class C
Six months ended November 30, 2017 (unaudited)	$10.95	(0.02)	0.92	0.00	0.00	$11.85
Year ended May 31, 2017	$9.84	0.02	1.32	(0.02)	(0.21)	$10.95
Year ended May 31, 2016[4]	$10.00	0.02	(0.13)	(0.05)	0.00	$9.84
Class R4
Six months ended November 30, 2017 (unaudited)	$11.00	0.04	0.93	0.00	0.00	$11.97
Year ended May 31, 2017	$9.89	0.13	1.31	(0.12)	(0.21)	$11.00
Year ended May 31, 2016[4]	$10.00	0.07	(0.12)	(0.06)	0.00	$9.89
Class R6
Six months ended November 30, 2017 (unaudited)	$11.01	0.05	0.93	0.00	0.00	$11.99
Year ended May 31, 2017	$9.89	0.14	1.33	(0.14)	(0.21)	$11.01
Year ended May 31, 2016[4]	$10.00	0.08	(0.13)	(0.06)	0.00	$9.89

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[4]
Class A	0.10%	0.10%	0.10%
Class C	0.09%	0.10%	0.10%
Class R4	0.09%	0.10%	0.10%
Class R6	0.10%	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	87

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.38%	4.37%	0.54%	8.66%	19%	$443
1.05%	4.86%	0.49%	14.74%	39%	$338
1.24%	5.32%	0.55%	(0.62)%	19%	$119

(0.36)%	5.12%	1.30%	8.13%	19%	$122
0.21%	5.67%	1.29%	14.02%	39%	$113
0.48%	6.06%	1.30%	(1.08)%	19%	$99

0.69%	4.09%	0.25%	8.82%	19%	$124
1.26%	4.64%	0.24%	15.05%	39%	$114
1.54%	5.03%	0.24%	(0.48)%	19%	$99

0.84%	3.94%	0.09%	8.90%	19%	$5,738
1.41%	4.49%	0.08%	15.31%	39%	$5,270
1.69%	4.88%	0.08%	(0.46)%	19%	$4,580

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2040 Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$11.00	0.01	0.98	0.00	0.00	$11.99
Year ended May 31, 2017	$9.85	0.09	1.37	(0.11)	(0.20)	$11.00
Year ended May 31, 2016[4]	$10.00	0.06	(0.15)	(0.06)	0.00	$9.85
Class C
Six months ended November 30, 2017 (unaudited)	$10.98	(0.02)	0.96	0.00	0.00	$11.92
Year ended May 31, 2017	$9.82	0.02	1.36	(0.02)	(0.20)	$10.98
Year ended May 31, 2016[4]	$10.00	0.02	(0.15)	(0.05)	0.00	$9.82
Class R4
Six months ended November 30, 2017 (unaudited)	$11.04	0.04	0.97	0.00	0.00	$12.05
Year ended May 31, 2017	$9.86	0.13	1.37	(0.12)	(0.20)	$11.04
Year ended May 31, 2016[4]	$10.00	0.07	(0.15)	(0.06)	0.00	$9.86
Class R6
Six months ended November 30, 2017 (unaudited)	$11.04	0.04	0.98	0.00	0.00	$12.06
Year ended May 31, 2017	$9.87	0.14	1.36	(0.13)	(0.20)	$11.04
Year ended May 31, 2016[4]	$10.00	0.08	(0.14)	(0.07)	0.00	$9.87

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[4]
Class A	0.09%	0.10%	0.10%
Class C	0.09%	0.10%	0.10%
Class R4	0.09%	0.10%	0.10%
Class R6	0.10%	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	89

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.25%	3.99%	0.55%	8.91%	17%	$511
1.01%	4.46%	0.51%	15.34%	33%	$307
1.22%	5.33%	0.53%	(0.90)%	15%	$157

(0.44)%	4.76%	1.30%	8.56%	17%	$123
0.18%	5.25%	1.30%	14.52%	33%	$113
0.47%	6.07%	1.30%	(1.25)%	15%	$99

0.61%	3.73%	0.25%	9.06%	17%	$125
1.24%	4.22%	0.24%	15.78%	33%	$115
1.53%	5.04%	0.24%	(0.76)%	15%	$99

0.77%	3.58%	0.10%	9.24%	17%	$5,773
1.39%	4.07%	0.09%	15.82%	33%	$5,285
1.69%	4.90%	0.09%	(0.64)%	15%	$4,571

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2045 Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$11.02	0.02	1.00	0.00	0.00	$12.04
Year ended May 31, 2017	$9.86	0.08	1.41	(0.10)	(0.23)	$11.02
Year ended May 31, 2016[4]	$10.00	0.06	(0.14)	(0.06)	0.00	$9.86
Class C
Six months ended November 30, 2017 (unaudited)	$10.99	(0.03)	0.99	0.00	0.00	$11.95
Year ended May 31, 2017	$9.83	0.02	1.39	(0.02)	(0.23)	$10.99
Year ended May 31, 2016[4]	$10.00	0.02	(0.14)	(0.05)	0.00	$9.83
Class R4
Six months ended November 30, 2017 (unaudited)	$11.05	0.03	1.00	0.00	0.00	$12.08
Year ended May 31, 2017	$9.88	0.13	1.39	(0.12)	(0.23)	$11.05
Year ended May 31, 2016[4]	$10.00	0.07	(0.13)	(0.06)	0.00	$9.88
Class R6
Six months ended November 30, 2017 (unaudited)	$11.06	0.04	1.00	0.00	0.00	$12.10
Year ended May 31, 2017	$9.88	0.14	1.40	(0.13)	(0.23)	$11.06
Year ended May 31, 2016[4]	$10.00	0.08	(0.13)	(0.07)	0.00	$9.88

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[4]
Class A	0.09%	0.10%	0.10%
Class C	0.09%	0.10%	0.10%
Class R4	0.09%	0.10%	0.10%
Class R6	0.10%	0.11%	0.11%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	91

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.28%	4.13%	0.54%	9.17%	14%	$277
0.98%	4.58%	0.51%	15.64%	31%	$221
1.23%	5.36%	0.53%	(0.79)%	14%	$121

(0.46)%	4.88%	1.30%	8.74%	14%	$123
0.17%	5.37%	1.30%	14.74%	31%	$113
0.48%	6.10%	1.30%	(1.15)%	14%	$99

0.59%	3.85%	0.25%	9.32%	14%	$126
1.23%	4.34%	0.24%	15.88%	31%	$115
1.54%	5.07%	0.24%	(0.55)%	14%	$99

0.74%	3.70%	0.09%	9.40%	14%	$5.803
1.38%	4.19%	0.09%	16.14%	31%	$5,303
1.69%	4.92%	0.09%	(0.53)%	14%	$4,576

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2050 Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$11.03	0.01	1.01	0.00	0.00	$12.05
Year ended May 31, 2017	$9.86	0.09	1.40	(0.09)	(0.23)	$11.03
Year ended May 31, 2016[4]	$10.00	0.06	(0.14)	(0.06)	0.00	$9.86
Class C
Six months ended November 30, 2017 (unaudited)	$10.99	(0.03)	1.00	0.00	0.00	$11.96
Year ended May 31, 2017	$9.83	0.02	1.39	(0.02)	(0.23)	$10.99
Year ended May 31, 2016[4]	$10.00	0.02	(0.14)	(0.05)	0.00	$9.83
Class R4
Six months ended November 30, 2017 (unaudited)	$11.05	0.03	1.01	0.00	0.00	$12.09
Year ended May 31, 2017	$9.88	0.13	1.39	(0.12)	(0.23)	$11.05
Year ended May 31, 2016[4]	$10.00	0.07	(0.13)	(0.06)	0.00	$9.88
Class R6
Six months ended November 30, 2017 (unaudited)	$11.06	0.04	1.01	0.00	0.00	$12.11
Year ended May 31, 2017	$9.88	0.14	1.40	(0.13)	(0.23)	$11.06
Year ended May 31, 2016[4]	$10.00	0.08	(0.13)	(0.07)	0.00	$9.88

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[4]
Class A	0.10%	0.10%	0.10%
Class C	0.10	0.10	0.10
Class R4	0.10	0.10	0.10
Class R6	0.11	0.11	0.11

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	93

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.28%	4.32%	0.54%	9.16%	13%	$178
0.91%	4.80%	0.53%	15.65%	31%	$134
1.22%	5.25%	0.53%	(0.78)%	14%	$108

(0.46)%	5.08%	1.29%	8.83%	13%	$123
0.18%	5.56%	1.29%	14.77%	31%	$113
0.48%	6.00%	1.30%	(1.15)%	14%	$99

0.59%	4.05%	0.25%	9.41%	13%	$126
1.23%	4.53%	0.24%	15.90%	31%	$115
1.53%	4.97%	0.24%	(0.55)%	14%	$99

0.74%	3.90%	0.09%	9.40%	13%	$5,806
1.39%	4.38%	0.09%	16.17%	31%	$5,304
1.69%	4.82%	0.09%	(0.53)%	14%	$4,576

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2055 Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$11.03	0.01	1.00	0.00	0.00	$12.04
Year ended May 31, 2017	$9.87	0.09	1.39	(0.09)	(0.23)	$11.03
Year ended May 31, 2016[4]	$10.00	0.06	(0.13)	(0.06)	0.00	$9.87
Class C
Six months ended November 30, 2017 (unaudited)	$10.99	(0.03)	1.00	0.00	0.00	$11.96
Year ended May 31, 2017	$9.84	0.02	1.38	(0.02)	(0.23)	$10.99
Year ended May 31, 2016[4]	$10.00	0.02	(0.13)	(0.05)	0.00	$9.84
Class R4
Six months ended November 30, 2017 (unaudited)	$11.05	0.03	1.00	0.00	0.00	$12.08
Year ended May 31, 2017	$9.88	0.13	1.39	(0.12)	(0.23)	$11.05
Year ended May 31, 2016[4]	$10.00	0.07	(0.13)	(0.06)	0.00	$9.88
Class R6
Six months ended November 30, 2017 (unaudited)	$11.06	0.04	1.00	0.00	0.00	$12.10
Year ended May 31, 2017	$9.89	0.14	1.39	(0.13)	(0.23)	$11.06
Year ended May 31, 2016[4]	$10.00	0.08	(0.12)	(0.07)	0.00	$9.89

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[4]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	95

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.28%	4.21%	0.54%	9.16%	13%	$154
0.90%	4.67%	0.54%	15.56%	31%	$134
1.21%	5.23%	0.54%	(0.68)%	14%	$103

(0.46)%	4.96%	1.30%	8.74%	13%	$123
0.17%	5.42%	1.30%	14.68%	31%	$113
0.47%	5.98%	1.30%	(1.05)%	14%	$99

0.59%	3.93%	0.25%	9.32%	13%	$126
1.23%	4.39%	0.24%	15.94%	31%	$115
1.53%	4.95%	0.24%	(0.55)%	14%	$99

0.74%	3.78%	0.09%	9.40%	13%	$5,806
1.38%	4.25%	0.09%	16.08%	31%	$5,305
1.69%	4.80%	0.09%	(0.43)%	14%	$4,579

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Dynamic Target Date Funds	Financial highlights

Dynamic Target 2060 Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$11.03	0.00	[4]	1.02	0.00	0.00	$12.05
Year ended May 31, 2017	$9.88	0.09		1.39	(0.09)	(0.24)	$11.03
Year ended May 31, 2016[5]	$10.00	0.06		(0.12)	(0.06)	0.00	$9.88
Class C
Six months ended November 30, 2017 (unaudited)	$10.99	(0.03)		1.00	0.00	0.00	$11.96
Year ended May 31, 2017	$9.85	0.02		1.38	(0.02)	(0.24)	$10.99
Year ended May 31, 2016[5]	$10.00	0.02		(0.12)	(0.05)	0.00	$9.85
Class R4
Six months ended November 30, 2017 (unaudited)	$11.05	0.03		1.01	0.00	0.00	$12.09
Year ended May 31, 2017	$9.89	0.13		1.39	(0.12)	(0.24)	$11.05
Year ended May 31, 2016[5]	$10.00	0.07		(0.12)	(0.06)	0.00	$9.89
Class R6
Six months ended November 30, 2017 (unaudited)	$11.06	0.04		1.01	0.00	0.00	$12.11
Year ended May 31, 2017	$9.90	0.14		1.39	(0.13)	(0.24)	$11.06
Year ended May 31, 2016[5]	$10.00	0.08		(0.11)	(0.07)	0.00	$9.90

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016[5]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	Amount is less than $0.005.

[5]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds	97

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.27%	4.30%	0.54%	9.16%	15%	$269
0.92%	4.80%	0.55%	15.57%	30%	$127
1.22%	5.24%	0.55%	(0.58)%	14%	$101

(0.46)%	5.06%	1.29%	8.83%	15%	$123
0.17%	5.55%	1.30%	14.69%	30%	$113
0.48%	5.99%	1.30%	(0.94)%	14%	$99

0.59%	4.03%	0.25%	9.41%	15%	$126
1.23%	4.52%	0.24%	15.94%	30%	$115
1.53%	4.96%	0.24%	(0.45)%	14%	$100

0.74%	3.88%	0.09%	9.49%	15%	$5,814
1.39%	4.37%	0.09%	16.09%	30%	$5,312
1.69%	4.81%	0.09%	(0.33)%	14%	$4,584

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dynamic Target Today Fund (“Dynamic Target Today Fund”), Wells Fargo Dynamic Target 2015 Fund (“Dynamic Target 2015 Fund”), Wells Fargo Dynamic Target 2020 Fund (“Dynamic Target 2020 Fund”), Wells Fargo Dynamic Target 2025 Fund (“Dynamic Target 2025 Fund”), Wells Fargo Dynamic Target 2030 Fund (“Dynamic Target 2030 Fund”), Wells Fargo Dynamic Target 2035 Fund (“Dynamic Target 2035 Fund”), Wells Fargo Dynamic Target 2040 Fund (“Dynamic Target 2040 Fund”), Wells Fargo Dynamic Target 2045 Fund (“Dynamic Target 2045 Fund”), Wells Fargo Dynamic Target 2050 Fund (“Dynamic Target 2050 Fund”), Wells Fargo Dynamic Target 2055 Fund (“Dynamic Target 2055 Fund”), and Wells Fargo Dynamic Target 2060 Fund (“Dynamic Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund. Information for Class R shares reflected in the financial statements represents activity through November 13, 2017.

Each Fund is a fund-of-funds that may invest in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the Wells Fargo Funds or by contacting the servicing agent of the unaffiliated mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	99

Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund may enter into futures contracts and may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

100	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Dynamic Target Today Fund	$5,329,124	$425,642	$(5,435)	$420,207
Dynamic Target 2015 Fund	5,497,074	564,668	(2,582)	562,086
Dynamic Target 2020 Fund	5,564,232	636,906	(7,099)	629,807
Dynamic Target 2025 Fund	5,889,239	753,022	(2,909)	750,113
Dynamic Target 2030 Fund	5,891,575	824,765	(6,533)	818,232
Dynamic Target 2035 Fund	5,592,857	854,541	(5,921)	848,620
Dynamic Target 2040 Fund	5,611,264	901,951	0	901,951
Dynamic Target 2045 Fund	5,420,792	897,680	(827)	896,853
Dynamic Target 2050 Fund	5,343,346	888,447	(1,275)	887,172
Dynamic Target 2055 Fund	5,315,900	884,098	(4,086)	880,012
Dynamic Target 2060 Fund	5,441,557	892,708	(3,745)	888,963

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	101

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2017:

Dynamic Target Today Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,664,133	$0	$0	$1,664,133

Investment companies	2,696,791	0	0	2,696,791

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				1,381,409
	4,365,908	0	0	5,747,317
Futures contracts	2,042	0	0	2,042
Total assets	$4,367,950	$0	$0	$5,749,359

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $1,381,409. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2015 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,850,108	$0	$0	$1,850,108

Investment companies	2,877,341	0	0	2,877,341

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				1,324,713
	4,732,433	0	0	6,057,146
Futures contracts	2,042	0	0	2,042
Total assets	$4,734,475	$0	$0	$6,059,188

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $1,324,713. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2020 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$1,952,121	$0	$0	$1,952,121

Investment companies	2,968,761	0	0	2,968,761

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				1,266,159
	4,925,866	0	0	6,192,025
Futures contracts	2,042	0	0	2,042
Total assets	$4,927,908	$0	$0	$6,194,067

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $1,266,159. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

102	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

Dynamic Target 2025 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$2,140,947	$0	$0	$2,140,947

Investment companies	3,224,672	0	0	3,224,672

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				1,266,735
	5,370,603	0	0	6,637,338
Futures contracts	2,430	0	0	2,430
Total assets	$5,373,033	$0	$0	$6,639,768

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $1,266,735. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2030 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$2,212,491	$0	$0	$2,212,491

Investment companies	3,297,713	0	0	3,297,713

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				1,192,605
	5,515,188	0	0	6,707,793
Futures contracts	2,430	0	0	2,430
Total assets	$5,517,618	$0	$0	$6,710,223

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $1,192,605. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2035 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$2,153,995	$0	$0	$2,153,995

Investment companies	3,198,623	0	0	3,198,623

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				1,081,861
	5,357,602	0	0	6,439,463
Futures contracts	2,042	0	0	2,042
Total assets	$5,359,644	$0	$0	$6,441,505

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $1,081,861. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	103

Dynamic Target 2040 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$2,212,577	$0	$0	$2,212,577

Investment companies	3,247,948	0	0	3,247,948

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				1,045,692
	5,465,509	0	0	6,511,201
Futures contracts	2,042	0	0	2,042
Total assets	$5,467,551	$0	$0	$6,513,243

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $1,045,692. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2045 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$2,166,308	$0	$0	$2,166,308

Investment companies	3,153,303	0	0	3,153,303

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				991,036
	5,324,595	0	0	6,315,631
Futures contracts	2,042	0	0	2,042
Total assets	$5,326,637	$0	$0	$6,317,673

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $991,036. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2050 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$2,139,852	$0	$0	$2,139,852

Investment companies	3,111,839	0	0	3,111,839

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				971,829
	5,256,675	0	0	6,228,504
Futures contracts	2,042	0	0	2,042
Total assets	$5,258,717	$0	$0	$6,230,546

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $971,829. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

104	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

Dynamic Target 2055 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$2,128,457	$0	$0	$2,128,457

Investment companies	3,093,515	0	0	3,093,515

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				966,942
	5,226,956	0	0	6,193,898
Futures contracts	2,042	0	0	2,042
Total assets	$5,228,998	$0	$0	$6,195,940

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $966,942. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2060 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Exchange-traded funds	$2,171,297	$0	$0	$2,171,297

Investment companies	3,164,184	0	0	3,164,184

Short-term investments
U.S. Treasury securities	4,984	0	0	4,984
Investments measured at net asset value*				988,041
	5,340,465	0	0	6,328,506
Futures contracts	2,042	0	0	2,042
Total assets	$5,342,507	$0	$0	$6,330,548

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s aggregate investments in affiliated Master Portfolios are valued at $988,041. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	105

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase. For the six months ended November 30, 2017, the management fee was equivalent to an annual rate of 0.20% for each Fund.

Funds Management also serves as the manager to each affiliated Underlying Fund and the adviser to each affiliated Master Portfolio.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is paid an annual subadvisory fee starting at 0.15% and declining to 0.08% as the average daily net assets of each Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Acquired fund fees and expenses (including net expenses from the affiliated Master Portfolios) are included in the expense caps. Funds Management has committed through September 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Class R4	Class R6
Dynamic Target Today Fund	0.91%	1.66%	0.67%	0.52%
Dynamic Target 2015 Fund	0.97	1.72	0.69	0.54
Dynamic Target 2020 Fund	0.99	1.74	0.71	0.56
Dynamic Target 2025 Fund	1.01	1.76	0.73	0.58
Dynamic Target 2030 Fund	1.03	1.78	0.75	0.60
Dynamic Target 2035 Fund	1.04	1.79	0.76	0.61
Dynamic Target 2040 Fund	1.05	1.80	0.77	0.62
Dynamic Target 2045 Fund	1.05	1.80	0.77	0.62
Dynamic Target 2050 Fund	1.05	1.80	0.77	0.62
Dynamic Target 2055 Fund	1.05	1.80	0.77	0.62
Dynamic Target 2060 Fund	1.05	1.80	0.77	0.62

106	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Prior to October 1, 2017, the expense caps for the following Funds and classes were as follows:

	Class A	Class C
Dynamic Target Today Fund	0.98%	1.73%
Dynamic Target 2015 Fund	1.00	1.75
Dynamic Target 2020 Fund	1.02	1.77
Dynamic Target 2025 Fund	1.04	1.79
Dynamic Target 2030 Fund	1.06	1.81
Dynamic Target 2035 Fund	1.07	1.82
Dynamic Target 2040 Fund	1.08	1.83
Dynamic Target 2045 Fund	1.08	1.83
Dynamic Target 2050 Fund	1.08	1.83
Dynamic Target 2055 Fund	1.08	1.83
Dynamic Target 2060 Fund	1.08	1.83

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2017, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges. No contingent deferred sales charges were incurred by Class A or Class C shares for the six months ended November 30, 2017.

Front-end sales charges
Class A
Dynamic Target 2045 Fund	$15
Dynamic Target 2060 Fund	13

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Class R Class of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	107

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2017 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Dynamic Target Today Fund	$2,017,832	$701,176	$1,890,888	$777,474
Dynamic Target 2015 Fund	1,635,626	706,860	1,532,565	798,599
Dynamic Target 2020 Fund	1,340,911	691,436	1,256,552	796,965
Dynamic Target 2025 Fund	1,088,642	809,869	1,020,274	805,810
Dynamic Target 2030 Fund	758,936	771,892	711,311	829,331
Dynamic Target 2035 Fund	481,579	663,273	451,389	826,351
Dynamic Target 2040 Fund	308,687	757,421	289,260	789,822
Dynamic Target 2045 Fund	216,837	616,476	203,195	828,976
Dynamic Target 2050 Fund	198,860	600,898	186,349	808,877
Dynamic Target 2055 Fund	197,762	588,154	185,320	821,329
Dynamic Target 2060 Fund	202,059	685,737	189,348	815,604

*	The Funds seek to achieve their investment objective by investing some of their investable assets in affiliated Master Portfolios. Purchases and sales related have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales in Underlying Funds in which the Funds invest are actual aggregate purchases and sales of those investments.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2017, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

During the six months ended November 30, 2017, the Funds had average notional amounts in futures contracts outstanding as follows:

	Long contracts	Short contracts
Dynamic Target Today Fund	$6,188	$385,671
Dynamic Target 2015 Fund	6,188	385,671
Dynamic Target 2020 Fund	6,188	385,671
Dynamic Target 2025 Fund	6,188	385,671
Dynamic Target 2030 Fund	6,188	385,671
Dynamic Target 2035 Fund	6,188	385,671
Dynamic Target 2040 Fund	6,188	385,671
Dynamic Target 2045 Fund	6,188	385,671
Dynamic Target 2050 Fund	6,188	385,671
Dynamic Target 2055 Fund	6,188	385,671
Dynamic Target 2060 Fund	6,188	385,671

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

108	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2017 was as follows for the Funds:

	Amount of realized gains on derivatives			Change in unrealized gains (losses) on derivatives
	Interest rate risks	Equity risks	Total	Interest rate risks	Equity risks	Total
Dynamic Target Today Fund	$1,884	$6,112	$7,996	$3,285	$0	$3,285
Dynamic Target 2015 Fund	1,884	6,586	8,470	3,285	0	3,285
Dynamic Target 2020 Fund	1,884	6,623	8,507	3,285	0	3,285
Dynamic Target 2025 Fund	1,884	7,819	9,703	3,285	0	3,285
Dynamic Target 2030 Fund	1,884	8,798	10,682	3,285	0	3,285
Dynamic Target 2035 Fund	1,884	7,851	9,735	3,285	0	3,285
Dynamic Target 2040 Fund	1,884	6,966	8,850	3,285	0	3,285
Dynamic Target 2045 Fund	1,884	6,566	8,450	3,285	0	3,285
Dynamic Target 2050 Fund	1,884	6,563	8,447	3,285	0	3,285
Dynamic Target 2055 Fund	1,884	6,568	8,452	3,285	0	3,285
Dynamic Target 2060 Fund	1,884	6,564	8,448	3,285	0	3,285

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Funds and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Dynamic Target Today Fund	Goldman Sachs	$2,042	$0	$0	$2,042
Dynamic Target 2015 Fund	Goldman Sachs	2,042	0	0	2,042
Dynamic Target 2020 Fund	Goldman Sachs	2,042	0	0	2,042
Dynamic Target 2025 Fund	Goldman Sachs	2,430	0	0	2,430
Dynamic Target 2030 Fund	Goldman Sachs	2,430	0	0	2,430
Dynamic Target 2035 Fund	Goldman Sachs	2,042	0	0	2,042
Dynamic Target 2040 Fund	Goldman Sachs	2,042	0	0	2,042
Dynamic Target 2045 Fund	Goldman Sachs	2,042	0	0	2,042
Dynamic Target 2050 Fund	Goldman Sachs	2,042	0	0	2,042
Dynamic Target 2055 Fund	Goldman Sachs	2,042	0	0	2,042
Dynamic Target 2060 Fund	Goldman Sachs	2,042	0	0	2,042

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds	109

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended November 30, 2017, there were no borrowings by the Funds under the agreement.

8. CONCENTRATION OF OWNERSHIP

As of November 30, 2017, the Funds were primarily owned by Wells Fargo. Investment by and/or voting activities of Wells Fargo with respect to their holdings in each Fund could have a material impact on the Fund. At November 30, 2017, Wells Fargo’s ownership of each Fund was as follows:

% of ownership
Dynamic Target Today Fund	97.34%
Dynamic Target 2015 Fund	94.66
Dynamic Target 2020 Fund	94.24
Dynamic Target 2025 Fund	89.73
Dynamic Target 2030 Fund	90.09
Dynamic Target 2035 Fund	95.00
Dynamic Target 2040 Fund	94.05
Dynamic Target 2045 Fund	97.58
Dynamic Target 2050 Fund	99.15
Dynamic Target 2055 Fund	99.53
Dynamic Target 2060 Fund	97.73

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On December 11, 2017, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 8, 2017. The per share amounts payable on December 12, 2017 were as follows:

	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund
Short-term capital gains
Class A	$0.01618	$0.02138	$0.02919	$0.03404	$0.03332	$0.04020	$0.04047	$0.04187	$0.04185	$0.04233	$0.04118
Class C	0.01618	0.02138	0.02919	0.03404	0.03332	0.04020	0.04047	0.04187	0.04185	0.04233	0.04118
Class R4	0.01618	0.02138	0.02919	0.03404	0.03332	0.04020	0.04047	0.04187	0.04185	0.04233	0.04118
Class R6	0.01618	0.02138	0.02919	0.03404	0.03332	0.04020	0.04047	0.04187	0.04185	0.04233	0.04118
Long-term capital gains
Class A	$0.15039	$0.19619	$0.22218	$0.24326	$0.24326	$0.29956	$0.30768	$0.31568	$0.32197	$0.32310	$0.31809
Class C	0.15039	0.19619	0.22218	0.24326	0.24326	0.29956	0.30768	0.31568	0.32197	0.32310	0.31809
Class R4	0.15039	0.19619	0.22218	0.24326	0.24326	0.29956	0.30768	0.31568	0.32197	0.32310	0.31809
Class R6	0.15039	0.19619	0.22218	0.24326	0.24326	0.29956	0.30768	0.31568	0.32197	0.32310	0.31809

110	Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

On December 28, 2017, the Fund declared distributions from net investment income to shareholders of record on December 27, 2017. The per share amounts payable on December 29, 2017 were as follows:

	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund
Net investment income
Class A	0.19101	0.19282	$0.18627	$0.19261	$0.19191	$0.19286	$0.19734	$0.18998	$0.19523	$0.18742	$0.20493
Class C	0.10355	0.10283	0.09827	0.10203	0.09800	0.10079	0.09840	0.10209	0.10178	0.10206	0.10082
Class R4	0.21248	0.21313	0.21327	0.21360	0.21041	0.21384	0.21205	0.21570	0.21557	0.21582	0.21462
Class R6	0.22843	0.22932	0.22955	0.23001	0.22690	0.23043	0.22868	0.23237	0.23224	0.23249	0.23131

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Dynamic Target Date Funds	111

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

112	Wells Fargo Dynamic Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Dynamic Target Date Funds	113

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

114	Wells Fargo Dynamic Target Date Funds	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Dynamic Target Date Funds	115

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

307650 01-18 SDTD/SAR104 11-17

Semi-Annual Report

November 30, 2017

Income Funds

∎	Wells Fargo Core Bond Fund

∎	Wells Fargo Real Return Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Income Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Income Funds for the six-month period that ended November 30, 2017. In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks returned 10.89% and 9.38%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net),2 respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 0.68% and the Bloomberg Barclays Municipal Bond Index4 returned 0.40%.

Global growth strengthened in June and through the third quarter of 2017, and investment markets generally advanced.

From June through September, most stock markets worldwide moved higher and were at or near all-time highs as September ended. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. Global commodity prices climbed; oil prices rebounded, partly due to a better balance between supply and demand. While North Korea’s missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on stock returns.

In the U.S., economic data released in the third quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, after raising the target interest rate by a quarter percentage point in June—to a range of 1.00% to 1.25%—the Federal Reserve (Fed) chose to maintain that target throughout the third quarter, noting that inflation had remained below the Fed’s 2.00% objective. Reflecting continued confidence in the U.S. economy, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October.

Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which has led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. Also, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Income Funds	3

Positive economic and market news generally continued into October and November.

October proved to be a strong month for U.S. stocks. The S&P 500 Index delivered 11 record closes amid rising consumer confidence and signs the economy was continuing to gain momentum, including news in late October that economic output was estimated to have grown at a 3.0% annual rate in the third quarter. At its October meeting, the Fed, in a unanimous vote, left short-term interest rates unchanged but signaled it could make another rate increase before the end of 2017 if the economy remains on track. The Fed also began the process of unwinding its quantitative easing program. Outside the U.S., international stocks generally delivered positive results in October as global economic growth continued to strengthen.

Economic data released in November indicated that the U.S. economy was continuing its steady expansion, even though inflation remained low. The U.S. Bureau of Economic Analysis raised its estimate of third-quarter economic growth to 3.3% during November, consumers increased their spending, and U.S. companies continued to deliver solid earnings gains. As November ended, major U.S. stock indexes climbed to record levels, propelled by investors’ rising confidence that the U.S. Senate would pass its version of a tax-overhaul bill. The optimism led many investors to sell U.S. Treasury bonds in order to purchase stocks, which pushed government bond yields higher. Outside the U.S., stock markets generally delivered favorable monthly results, and economies continued to improve. Within the eurozone, for example, accelerating growth and falling unemployment helped boost the eurozone economic indicator to its highest level in 17 years in November.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Income Funds	Performance highlights (unaudited)

Wells Fargo Core Bond Fund1

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Maulik Bhansali, CFA®‡

Troy Ludgood

Thomas O’Connor, CFA®

Jarad Vasquez‡

Average annual total returns (%) as of November 30, 20172

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (MBFAX)	10-31-2001	(1.71)	0.81	3.92	2.92	1.75	4.40	0.83	0.78
Class C (MBFCX)	10-31-2001	1.17	0.97	3.58	2.17	0.97	3.58	1.58	1.53
Class R (WTRRX)	7-9-2010	–	–	–	2.62	1.48	4.10	1.08	1.03
Class R4 (MBFRX)	11-30-2012	–	–	–	3.22	2.00	4.66	0.60	0.52
Class R6 (WTRIX)	11-30-2012	–	–	–	3.38	2.15	4.79	0.45	0.37
Administrator Class (MNTRX)	6-30-1997	–	–	–	2.95	1.82	4.47	0.77	0.70
Institutional Class (MBFIX)	10-31-2001	–	–	–	3.33	2.10	4.76	0.50	0.42
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	3.21	1.98	3.99	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Income Funds	5

Wells Fargo Core Bond Fund (continued)

Ten largest holdings (%) as of November 30, 2017[6]
GNMA, 3.00%, 12-20-2047	2.08
U.S. Treasury Note, 2.25%, 11-15-2027	1.73
GNMA, 3.50%, 12-20-2047	1.58
U.S. Treasury Note, 1.25%, 4-30-2019	1.56
FNMA, 3.50%, 2-13-2048	1.54
FNMA, 3.50%, 1-18-2048	1.49
U.S. Treasury Note, 1.88%, 4-30-2022	1.48
U.S. Treasury Note, 1.50%, 8-15-2026	1.47
U.S. Treasuy Note, 1.38%, 9-30-2019	1.44
U.S. Treasury Note, 2.00%, 11-15-2026	1.42

Portfolio allocation as of November 30, 2017[7]

‡	Mr. Bhansali and Mr. Vasquez became portfolio managers of the Fund on October 16, 2017.

[1]	The Fund is a gateway feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the portfolio allocation of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Income Funds	Performance highlights (unaudited)

Wells Fargo Real Return Fund1

Investment objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM	Ann M. Miletti
Petros Bocray, CFA®, FRM	Jay N. Mueller, CFA®
Michael Bradshaw, CFA®	Thomas M. Price, CFA®
Christian L. Chan, CFA®	Dale Winner, CFA®
Kayvan Malek‡

Average annual total returns (%) as of November 30, 20172

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (IPBAX)	2-28-2003	(1.58)	(0.94)	2.54	3.06	(0.02)	3.01	1.11	0.78
Class C (IPBCX)	2-28-2003	1.31	(0.78)	2.29	2.31	(0.78)	2.29	1.86	1.53
Class R6 (IPBJX)	10-31-2016	–	–	–	3.34	0.26	3.31	0.73	0.40
Administrator Class (IPBIX)	2-28-2003	–	–	–	3.29	0.24	3.31	1.05	0.60
Institutional Class (IPBNX)	10-31-2016	–	–	–	3.35	0.26	3.31	0.78	0.45
Bloomberg Barclays U.S. TIPS Index[5]	–	–	–	–	1.97	(0.18)	3.42	–	–
CPI[6]	–	–	–	–	2.20	1.39	1.61	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to mortgage- and asset-backed securities risk and small company securities risk. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Income Funds	7

Wells Fargo Real Return Fund (continued)

Ten largest holdings (%) as of November 30, 2017[7]
TIPS, 0.13%, 7-15-2022	3.32
TIPS, 0.13%, 4-15-2020	3.11
TIPS, 0.13%, 4-15-2021	2.70
TIPS, 0.63%, 1-15-2024	2.61
TIPS, 0.38%, 7-15-2023	2.59
TIPS, 0.13%, 1-15-2023	2.57
TIPS, 0.38%, 7-15-2025	2.52
TIPS, 0.25%, 1-15-2025	2.50
TIPS, 0.13%, 1-15-2022	2.49
TIPS, 0.13%, 7-15-2024	2.49

Portfolio allocation as of November 30, 2017[8]

‡	Mr. Malek became a portfolio manager of the Fund on October 2, 2017.

[1]	The Fund is a gateway feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 shares would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[5]	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.

[6]	The Consumer Price Index (CPI) for All Urban Consumers in U.S. is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts represent the portfolio allocation of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Income Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2017 to November 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Core Bond Fund[1]	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period[2]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,005.38	$3.92	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%
Class C
Actual	$1,000.00	$1,001.58	$7.68	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class R
Actual	$1,000.00	$1,004.05	$5.17	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%
Class R4
Actual	$1,000.00	$1,006.62	$2.62	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,007.38	$1.86	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,005.71	$3.52	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%
Institutional Class
Actual	$1,000.00	$1,007.91	$2.11	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%

Fund expenses (unaudited)	Wells Fargo Income Funds	9

Real Return Fund[1]	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period[2]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,009.19	$4.18	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.20	0.83%
Class C
Actual	$1,000.00	$1,006.36	$7.95	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.99	1.58%
Class R6
Actual	$1,000.00	$1,011.19	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.28	0.45%
Administrator Class
Actual	$1,000.00	$1,011.36	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$3.04	0.60%
Institutional Class
Actual	$1,000.00	$1,010.76	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.54	0.50%

[1]	Amounts for the Fund reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Income Funds	Portfolios of investments—November 30, 2017 (unaudited)

CORE BOND FUND

Security name	Value

Investment Companies: 100.10%

Affiliated Master Portfolio: 100.10%
Wells Fargo Core Bond Portfolio	$5,170,846,056

Total Investment Companies (Cost $5,174,943,484)	5,170,846,056

Total investments in securities (Cost $5,174,943,484)	100.10%	5,170,846,056
Other assets and liabilities, net	(0.10)	(5,055,817)

Total net assets	100.00%	$5,165,790,239

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Securities lending income from affiliates allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Core Bond Portfolio	92.69%	93.71%	$15,260,426	$(32,038,732)	$60,767,229	$757,810	$263,918	$5,170,846,056	100.10%

REAL RETURN FUND

Security name	Value

Investment Companies: 99.91%

Affiliated Master Portfolio: 99.91%
Wells Fargo Real Return Portfolio	$67,453,024

Total Investment Companies (Cost $66,336,242)	67,453,024

Total investments in securities (Cost $66,336,242)	99.91%	67,453,024
Other assets and liabilities, net	0.09	63,956

Total net assets	100.00%	$67,516,980

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Securities lending income from affiliates allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Real Return Portfolio	80.81%	47.16%	$(208,837)	$36,586	$844,297	$271,958	$11,124	$2,590	$67,453,024	99.91%

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2017 (unaudited)	Wells Fargo Income Funds	11

	Core Bond Fund	Real Return Fund

Assets
Investment in affiliated Master Portfolio, at value (see cost below)	$5,170,846,056	$67,453,024
Receivable for Fund shares sold	8,469,394	256,625
Receivable from manager	112,543	13,156
Prepaid expenses and other assets	279,699	191,375

Total assets	5,179,707,692	67,914,180

Liabilities
Payable for Fund shares redeemed	11,299,641	372,470
Dividends payable	1,728,879	0
Administration fees payable	326,911	6,431
Distribution fees payable	36,450	2,410
Trustees’ fees and expenses payable	2,742	2,523
Accrued expenses and other liabilities	522,830	13,366

Total liabilities	13,917,453	397,200

Total net assets	$5,165,790,239	$67,516,980

NET ASSETS CONSIST OF
Paid-in capital	$5,219,502,773	$66,276,972
Undistributed (overdistributed) net investment income	(124,288)	378,754
Accumulated net realized losses on investments	(49,490,818)	(255,528)
Net unrealized gains (losses) on investments	(4,097,428)	1,116,782

Total net assets	$5,165,790,239	$67,516,980

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$349,346,053	$27,820,105
Shares outstanding – Class A1	26,510,919	2,793,301
Net asset value per share – Class A	$13.18	$9.96
Maximum offering price per share – Class A2	$13.80	$10.43
Net assets – Class C	$54,047,592	$3,990,258
Shares outstanding – Class C1	4,141,187	406,061
Net asset value per share – Class C	$13.05	$9.83
Net assets – Class R	$13,413,136	N/A
Shares outstanding – Class R1	1,042,692	N/A
Net asset value per share – Class R	$12.86	N/A
Net assets – Class R4	$42,599,394	N/A
Share outstanding – Class R4[1]	3,316,062	N/A
Net asset value per share – Class R4	$12.85	N/A
Net assets – Class R6	$1,110,921,113	$11,351,496
Shares outstanding – Class R6[1]	86,457,787	1,129,103
Net asset value per share – Class R6	$12.85	$10.05
Net assets – Administrator Class	$305,890,733	$18,721,632
Shares outstanding – Administrator Class[1]	23,778,101	1,858,050
Net asset value per share – Administrator Class	$12.86	$10.08
Net assets – Institutional Class	$3,289,572,218	$5,633,489
Shares outstanding – Institutional Class[1]	256,094,138	560,032
Net asset value per share – Institutional Class	$12.85	$10.06

Investment in affiliated Master Portfolio, at cost	$5,174,943,484	$66,336,242

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Income Funds	Statements of operations—six months ended November 30, 2017 (unaudited)

	Core Bond Fund	Real Return Fund

Investment income
Interest allocated from affiliated Master Portfolio	$60,767,229	$844,297
Securities lending income from affiliates allocated from affiliated Master Portfolio	263,918	2,590
Affiliated income allocated from affiliated Master Portfolio	757,810	11,124
Dividends allocated from affiliated Master Portfolio*	0	271,958
Expenses allocated from affiliated Master Portfolio	(8,842,172)	(174,856)
Waivers allocated from affiliated Master Portfolio	48,513	23,296

Total investment income	52,995,298	978,409

Expenses
Management fee	1,254,959	17,848
Administration fees
Class A	280,613	22,671
Class C	45,284	3,333
Class R	10,884	N/A
Class R4	17,416	N/A
Class R6	140,381	1,624
Administrator Class	184,228	11,302
Institutional Class	1,305,346	2,183
Shareholder servicing fees
Class A	438,457	35,424
Class C	70,756	5,208
Class R	17,007	N/A
Class R4	21,771	N/A
Administrator Class	458,529	26,604
Distribution fees
Class C	212,269	15,625
Class R	17,007	N/A
Custody and accounting fees	92,574	6,020
Professional fees	43,081	15,138
Registration fees	119,283	14,785
Shareholder report expenses	203,673	13,183
Trustees’ fees and expenses	11,233	11,696
Other fees and expenses	50,866	943

Total expenses	4,995,617	203,587
Less: Fee waivers and/or expense reimbursements	(1,930,963)	(99,484)

Net expenses	3,064,654	104,103

Net investment income	49,930,644	874,306

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on securities transaction allocated from affiliated Master Portfolio	15,260,426	(208,837)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(32,038,732)	36,586

Net realized and unrealized gains (losses) on investments	(16,778,306)	(172,251)

Net increase in net assets resulting from operations	$33,152,338	$702,055

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolio in the amount of	$0	$6,123

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Income Funds	13

	Core Bond Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$49,930,644			$80,514,328
Net realized gains (losses) on investments		15,260,426			(15,934,538)
Net change in unrealized gains (losses) on investments		(32,038,732)			(2,892)

Net increase in net assets resulting from operations		33,152,338			64,576,898

Distributions to shareholders from
Net investment income
Class A		(2,938,070)			(8,375,248)
Class B		N/A			(1,144)[1]
Class C		(262,051)			(438,937)
Class R		(96,938)			(191,781)
Class R4		(421,041)			(736,930)
Class R6		(9,768,045)			(11,271,924)
Administrator Class		(3,227,549)			(6,403,202)
Institutional Class		(33,224,961)			(53,083,401)
Net realized gains
Class A		0			(3,261,008)
Class C		0			(314,062)
Class R		0			(82,348)
Class R4		0			(216,120)
Class R6		0			(3,310,507)
Administrator Class		0			(2,006,065)
Institutional Class		0			(15,146,807)

Total distributions to shareholders		(49,938,655)			(104,839,484)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,245,182	43,008,443	13,837,876		183,290,796
Class B	N/A	N/A	749	[1]	10,017 [1]
Class C	337,753	4,431,137	904,142		11,924,126
Class R	136,045	1,757,883	439,410		5,707,026
Class R4	286,950	3,704,200	865,400		11,213,201
Class R6	30,647,922	395,948,414	34,748,684		449,261,006
Administrator Class	4,055,212	52,390,907	8,878,881		114,920,852
Institutional Class	49,697,670	641,168,138	163,144,825		2,116,859,415

		1,142,409,122			2,893,186,439

Reinvestment of distributions
Class A	191,759	2,536,862	809,324		10,692,609
Class B	N/A	N/A	81	[1]	1,086 [1]
Class C	10,897	142,766	31,050		404,535
Class R	1,133	14,630	5,085		65,525
Class R4	32,507	419,179	74,032		953,000
Class R6	692,447	8,930,806	1,133,452		14,572,498
Administrator Class	243,176	3,140,499	636,280		8,213,294
Institutional Class	1,911,545	24,648,419	3,774,646		48,521,453

		39,833,161			83,424,000

Please see footnote on page 14.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Income Funds	Statements of changes in net assets

	Core Bond Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(4,181,688)	$(55,333,704)	(40,046,375)	$(526,393,057)
Class B	N/A	N/A	(38,778)[1]	(511,503)[1]
Class C	(717,935)	(9,416,036)	(1,488,844)	(19,518,060)
Class R	(165,971)	(2,144,938)	(760,090)	(9,832,245)
Class R4	(356,245)	(4,603,574)	(773,939)	(9,989,198)
Class R6	(6,790,657)	(87,566,882)	(8,784,732)	(112,798,008)
Administrator Class	(9,429,218)	(121,819,234)	(21,445,460)	(278,914,889)
Institutional Class	(41,255,338)	(532,424,270)	(83,534,316)	(1,072,787,022)

		(813,308,638)		(2,030,743,982)

Net increase in net assets resulting from capital share transactions		368,933,645		945,866,457

Total increase in net assets		352,147,328		905,603,871

Net assets
Beginning of period		4,813,642,911		3,908,039,040

End of period		$5,165,790,239		$4,813,642,911

Overdistributed net investment income		$(124,288)		$(116,277)

[1]	For the period from June 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Income Funds	15

	Real Return Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$874,306		$1,161,481
Net realized gains (losses) on investments		(208,837)		3,561
Net change in unrealized gains (losses) on investments		36,586		(3,259)

Net increase in net assets resulting from operations		702,055		1,161,783

Distributions to shareholders from
Net investment income
Class A		(259,406)		(463,721)
Class C		(21,436)		(36,265)
Class R6		(124,982)		(29,338)[1]
Administrator Class		(199,169)		(477,867)
Institutional Class		(58,737)		(102,695)[1]
Net realized gains
Class A		0		(33,025)
Class C		0		(6,433)
Class R6		0		(33)[1]
Administrator Class		0		(25,489)
Institutional Class		0		(13,316)[1]

Total distributions to shareholders		(663,730)		(1,188,182)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	512,588	5,091,368	2,064,296	20,605,458
Class C	20,970	206,512	150,237	1,476,161
Class R6	386,846	3,866,904	737,215 [1]	7,424,039 [1]
Administrator Class	352,418	3,543,923	2,245,678	22,729,127
Institutional Class	147,786	1,486,012	1,688,938 [1]	16,890,242 [1]

		14,194,719		69,125,027

Reinvestment of distributions
Class A	20,459	203,579	44,036	438,618
Class C	2,010	19,754	3,698	36,042
Class R6	12,425	124,817	2,926 [1]	29,371 [1]
Administrator Class	18,235	183,522	41,789	421,374
Institutional Class	5,773	57,998	11,628 [1]	116,011 [1]

		589,670		1,041,416

Payment for shares redeemed
Class A	(720,274)	(7,153,863)	(1,031,554)	(10,307,999)
Class B	N/A	N/A	(2,135)[2]	(21,223)[2]
Class C	(83,123)	(813,630)	(266,329)	(2,641,214)
Class R6	(10,307)	(103,235)	(2)[1]	(14)[1]
Administrator Class	(1,106,084)	(11,118,012)	(1,748,267)	(17,517,341)
Institutional Class	(113,557)	(1,142,427)	(1,180,536)[1]	(11,846,195)[1]

		(20,331,167)		(42,333,986)

Net increase (decrease) in net assets resulting from capital share transactions		(5,546,778)		27,832,457

Total increase (decrease) in net assets		(5,508,453)		27,806,058

Net assets
Beginning of period		73,025,433		45,219,375

End of period		$67,516,980		$73,025,433

Undistributed net investment income		$378,754		$168,178

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

[2]	For the period from June 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Income Funds	Financial highlights

Core Bond Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$13.22	0.11		(0.04)	(0.11)	0.00	$13.18
Year ended May 31, 2017	$13.28	0.19	[4]	0.00	(0.19)	(0.06)	$13.22
Year ended May 31, 2016	$13.16	0.19	[4]	0.12	(0.19)	0.00	$13.28
Year ended May 31, 2015	$12.98	0.18		0.19	(0.19)	0.00	$13.16
Year ended May 31, 2014	$13.02	0.19		0.12	(0.20)	(0.15)	$12.98
Year ended May 31, 2013	$13.46	0.18		0.12	(0.18)	(0.56)	$13.02
Class C
Six months ended November 30, 2017 (unaudited)	$13.09	0.06		(0.04)	(0.06)	0.00	$13.05
Year ended May 31, 2017	$13.15	0.09		0.00	(0.09)	(0.06)	$13.09
Year ended May 31, 2016	$13.03	0.09		0.12	(0.09)	0.00	$13.15
Year ended May 31, 2015	$12.86	0.09		0.17	(0.09)	0.00	$13.03
Year ended May 31, 2014	$12.90	0.10		0.12	(0.11)	(0.15)	$12.86
Year ended May 31, 2013	$13.34	0.07		0.12	(0.07)	(0.56)	$12.90
Class R
Six months ended November 30, 2017 (unaudited)	$12.90	0.08		(0.03)	(0.09)	0.00	$12.86
Year ended May 31, 2017	$12.97	0.15	[4]	(0.01)	(0.15)	(0.06)	$12.90
Year ended May 31, 2016	$12.85	0.15	[4]	0.12	(0.15)	0.00	$12.97
Year ended May 31, 2015	$12.67	0.15	[4]	0.18	(0.15)	0.00	$12.85
Year ended May 31, 2014	$12.71	0.16	[4]	0.12	(0.17)	(0.15)	$12.67
Year ended May 31, 2013	$13.16	0.14	[4]	0.11	(0.14)	(0.56)	$12.71
Class R4
Six months ended November 30, 2017 (unaudited)	$12.89	0.13		(0.04)	(0.13)	0.00	$12.85
Year ended May 31, 2017	$12.95	0.22		0.00	(0.22)	(0.06)	$12.89
Year ended May 31, 2016	$12.83	0.22		0.12	(0.22)	0.00	$12.95
Year ended May 31, 2015	$12.66	0.21		0.18	(0.22)	0.00	$12.83
Year ended May 31, 2014	$12.70	0.22		0.12	(0.23)	(0.15)	$12.66
Year ended May 31, 2013[5]	$13.46	0.10	[4]	(0.21)	(0.09)	(0.56)	$12.70
Class R6
Six months ended November 30, 2017 (unaudited)	$12.89	0.14		(0.04)	(0.14)	0.00	$12.85
Year ended May 31, 2017	$12.95	0.24		0.00	(0.24)	(0.06)	$12.89
Year ended May 31, 2016	$12.83	0.24		0.12	(0.24)	0.00	$12.95
Year ended May 31, 2015	$12.66	0.23		0.17	(0.23)	0.00	$12.83
Year ended May 31, 2014	$12.70	0.24		0.12	(0.25)	(0.15)	$12.66
Year ended May 31, 2013[5]	$13.46	0.11	[4]	(0.21)	(0.10)	(0.56)	$12.70

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Class C	0.35	0.35	0.35	0.35	0.35	0.35
Class R	0.35	0.35	0.35	0.35	0.35	0.35
Class R4	0.35	0.35	0.35	0.35	0.35	0.35	[5]
Class R6	0.35	0.35	0.35	0.35	0.35	0.35	[5]
Administrator Class	0.35	0.35	0.35	0.35	0.35	0.35
Institutional Class	0.35	0.35	0.35	0.35	0.35	0.35

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to May 31, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Income Funds	17

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.67%	0.83%	0.78%	0.54%	270%	$349,346
1.40%	0.83%	0.78%	1.48%	614%	$360,276
1.43%	0.83%	0.78%	2.36%	667%	$699,273
1.39%	0.83%	0.78%	2.85%	586%	$506,043
1.52%	0.83%	0.78%	2.46%	646%	$397,780
1.31%	0.83%	0.80%	2.14%	547%	$408,864

0.92%	1.58%	1.53%	0.16%	270%	$54,048
0.68%	1.58%	1.53%	0.72%	614%	$59,049
0.68%	1.58%	1.53%	1.61%	667%	$66,612
0.65%	1.58%	1.53%	2.02%	586%	$72,798
0.77%	1.58%	1.53%	1.71%	646%	$81,187
0.53%	1.58%	1.55%	1.39%	547%	$116,837

1.42%	1.08%	1.03%	0.41%	270%	$13,413
1.18%	1.08%	1.03%	1.15%	614%	$13,826
1.18%	1.08%	1.03%	2.13%	667%	$17,985
1.15%	1.08%	1.03%	2.63%	586%	$16,411
1.27%	1.08%	1.03%	2.23%	646%	$17,077
1.04%	1.07%	1.05%	1.83%	547%	$19,548

1.93%	0.60%	0.52%	0.66%	270%	$42,599
1.70%	0.60%	0.52%	1.74%	614%	$43,205
1.69%	0.60%	0.52%	2.65%	667%	$41,272
1.53%	0.59%	0.52%	3.07%	586%	$49,261
1.78%	0.58%	0.52%	2.75%	646%	$17
1.56%	0.57%	0.52%	(0.84)%	547%	$10

2.09%	0.45%	0.37%	0.74%	270%	$1,110,921
1.87%	0.45%	0.37%	1.90%	614%	$797,896
1.84%	0.45%	0.37%	2.81%	667%	$450,791
1.76%	0.45%	0.37%	3.23%	586%	$726,165
1.94%	0.45%	0.37%	2.91%	646%	$290,977
1.72%	0.45%	0.37%	(0.77)%	547%	$205,225

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Income Funds	Financial highlights

Core Bond Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Administrator Class
Six months ended November 30, 2017 (unaudited)	$12.90	0.12		(0.05)	(0.11)	0.00	$12.86
Year ended May 31, 2017	$12.97	0.21		(0.02)	(0.20)	(0.06)	$12.90
Year ended May 31, 2016	$12.85	0.19		0.12	(0.19)	0.00	$12.97
Year ended May 31, 2015	$12.67	0.19	[4]	0.18	(0.19)	0.00	$12.85
Year ended May 31, 2014	$12.71	0.21		0.11	(0.21)	(0.15)	$12.67
Year ended May 31, 2013	$13.16	0.19		0.10	(0.18)	(0.56)	$12.71
Institutional Class
Six months ended November 30, 2017 (unaudited)	$12.88	0.13		(0.03)	(0.13)	0.00	$12.85
Year ended May 31, 2017	$12.95	0.23		(0.01)	(0.23)	(0.06)	$12.88
Year ended May 31, 2016	$12.83	0.23		0.12	(0.23)	0.00	$12.95
Year ended May 31, 2015	$12.66	0.22		0.18	(0.23)	0.00	$12.83
Year ended May 31, 2014	$12.70	0.23		0.12	(0.24)	(0.15)	$12.66
Year ended May 31, 2013	$13.14	0.22		0.12	(0.22)	(0.56)	$12.70

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Income Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.75%	0.77%	0.70%	0.57%	270%	$305,891
1.50%	0.77%	0.70%	1.48%	614%	$373,042
1.51%	0.77%	0.70%	2.47%	667%	$529,530
1.47%	0.77%	0.70%	2.96%	586%	$487,981
1.60%	0.77%	0.70%	2.57%	646%	$412,419
1.43%	0.76%	0.70%	2.19%	547%	$526,028

2.04%	0.50%	0.42%	0.79%	270%	$3,289,572
1.82%	0.50%	0.42%	1.77%	614%	$3,166,348
1.79%	0.50%	0.42%	2.76%	667%	$2,102,073
1.75%	0.50%	0.42%	3.17%	586%	$1,360,398
1.88%	0.50%	0.42%	2.85%	646%	$1,208,745
1.67%	0.50%	0.42%	2.56%	547%	$1,505,192

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Income Funds	Financial highlights

Real Return Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$9.96	0.11		(0.02)	(0.09)	0.00	$9.96
Year ended May 31, 2017	$9.95	0.19	[4]	0.03	(0.20)	(0.01)	$9.96
Year ended May 31, 2016	$10.07	0.10	[4]	(0.01)	(0.07)	(0.14)	$9.95
Year ended May 31, 2015	$10.11	0.05	[4]	0.07	(0.08)	(0.08)	$10.07
Year ended May 31, 2014	$10.85	0.10	[4]	(0.21)	(0.09)	(0.54)	$10.11
Year ended May 31, 2013	$11.66	0.11		(0.36)	(0.21)	(0.35)	$10.85
Class C
Six months ended November 30, 2017 (unaudited)	$9.82	0.08	[4]	(0.02)	(0.05)	0.00	$9.83
Year ended May 31, 2017	$9.77	0.04		0.10	(0.08)	(0.01)	$9.82
Year ended May 31, 2016	$9.92	0.03	[4]	(0.02)	(0.02)	(0.14)	$9.77
Year ended May 31, 2015	$10.00	(0.03)[4]		0.08	(0.05)	(0.08)	$9.92
Year ended May 31, 2014	$10.76	0.03	[4]	(0.21)	(0.04)	(0.54)	$10.00
Year ended May 31, 2013	$11.59	0.04		(0.37)	(0.15)	(0.35)	$10.76
Class R6
Six months ended November 30, 2017 (unaudited)	$10.05	0.14	[4]	(0.03)	(0.11)	0.00	$10.05
Year ended May 31, 2017[5]	$10.17	0.10		(0.07)	(0.14)	(0.01)	$10.05
Administrator Class
Six months ended November 30, 2017 (unaudited)	$10.06	0.13	[4]	(0.02)	(0.09)	0.00	$10.08
Year ended May 31, 2017	$10.03	0.22	[4]	0.02	(0.20)	(0.01)	$10.06
Year ended May 31, 2016	$10.15	0.13	[4]	(0.02)	(0.09)	(0.14)	$10.03
Year ended May 31, 2015	$10.17	0.10	[4]	0.06	(0.10)	(0.08)	$10.15
Year ended May 31, 2014	$10.90	0.13	[4]	(0.22)	(0.10)	(0.54)	$10.17
Year ended May 31, 2013	$11.71	0.15	[4]	(0.37)	(0.24)	(0.35)	$10.90
Institutional Class
Six months ended November 30, 2017 (unaudited)	$10.06	0.14		(0.03)	(0.11)	0.00	$10.06
Year ended May 31, 2017[5]	$10.17	0.14		(0.10)	(0.14)	(0.01)	$10.06

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017		2017	2017	2017	2017
Class A	0.42%	0.44%		0.44%	0.44%	0.44%	0.44%
Class C	0.42	0.44		0.44	0.44	0.44	0.44
Class R6	0.42	0.44	[5]	N/A	N/A	N/A	N/A
Administrator Class	0.42	0.44		0.44	0.44	0.44	0.44
Institutional Class	0.42	0.44	[5]	N/A	N/A	N/A	N/A

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Income Funds	21

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

2.36%	1.06%	0.83%	0.92%	19%	$27,820
1.92%	1.11%	0.85%	2.23%	25%	$29,678
0.98%	1.20%	0.85%	1.01%	29%	$18,938
0.47%	1.31%	0.85%	1.24%	57%	$12,977
0.96%	1.20%	0.85%	(0.76)%	9%	$15,415
1.09%	1.08%	0.85%	(2.27)%	15%	$28,298

1.58%	1.81%	1.58%	0.64%	19%	$3,990
1.23%	1.86%	1.60%	1.44%	25%	$4,580
0.30%	1.95%	1.60%	0.21%	29%	$5,654
(0.33)%	2.06%	1.60%	0.46%	57%	$7,471
0.29%	1.95%	1.60%	(1.46)%	9%	$9,095
0.39%	1.83%	1.60%	(3.01)%	15%	$13,774

2.72%	0.68%	0.45%	1.12%	19%	$11,351
1.32%	0.69%	0.47%	0.36%	25%	$7,438

2.54%	0.98%	0.60%	1.14%	19%	$18,722
2.20%	1.04%	0.60%	2.46%	25%	$26,100
1.30%	1.13%	0.60%	1.21%	29%	$20,607
0.99%	1.27%	0.60%	1.56%	57%	$10,679
1.31%	1.14%	0.60%	(0.51)%	9%	$6,320
1.34%	1.02%	0.60%	(2.08)%	15%	$8,271

2.68%	0.73%	0.50%	1.08%	19%	$5,633
2.24%	0.76%	0.52%	0.41%	25%	$5,229

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Income Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Core Bond Fund (“Core Bond Fund”) and Wells Fargo Real Return Fund (“Real Return Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares of each Fund were converted to Class A shares and are no longer offered by the Funds. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

Each Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. Each Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and each Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio for the six months ended November 30, 2017 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2017, Core Bond Fund owned 94% of Wells Fargo Core Bond Portfolio and Real Return Fund owned 47% of Wells Fargo Real Return Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	23

Distributions to shareholders

For Core Bond Fund, distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. For Real Return Fund, distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Core Bond Fund	$5,185,729,490	$0	$(14,883,434)	$(14,883,434)
Real Return Fund	65,245,125	2,207,899	0	2,207,899

At May 31, 2017, current year deferred post-October capital losses which were recognized on the first day of the current fiscal year were as follows:

Deferred post-October capital losses
Core Bond Fund	$(54,004,212)
Real Return Fund	(68,026)

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2017, the affiliated Master Portfolio of each Fund was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliate Master Portfolio and the value of each affiliated Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio
Wells Fargo Core Bond Porfolio	Seeks total return, consisting of income and capital appreciation	$5,170,846,056
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	67,453,024

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

24	Wells Fargo Income Funds	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As long as each Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, each Fund pays Funds Management an investment management fee only for fund-level administrative services. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase. For the six months ended November 30, 2017, the management fee was equivalent to an annual rate of 0.05% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.16%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Net expenses from the affiliated Master Portfolio are included in the expense cap. Funds Management has committed through September 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Class R	Class R4	Class R6	Administrator Class	Institutional Class
Core Bond Fund	0.78%	1.53%	1.03%	0.52%	0.37%	0.70%	0.42%
Real Return Fund	0.78	1.53	N/A	N/A	0.40	0.60	0.45

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Prior to October 1, 2017, the expense caps for Real Return Fund were 0.85% for Class A shares, 1.60% for Class C shares, 0.47% for Class R6 shares, and 0.52% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	25

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2017, Funds Distributor received the following amounts in front-end sales charges. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2017.

Front-end sales charges
Class A
Core Bond Fund	$3,310
Real Return Fund	399

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2017 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Core Bond Fund	$13,146,832,300	$1,951,575,359	$12,800,334,123	$1,854,064,726
Real Return Fund	22,571,667	12,355,429	6,109,899	3,393,476

*	The Funds seek to achieve their investment objective by investing substantially all of their investable assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended November 30, 2017, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

26	Wells Fargo Income Funds	Notes to financial statements (unaudited)

8. SUBSEQUENT DISTRIBUTIONS

On December 28, 2017, Real Return Fund declared distributions from net investment income to shareholders of record on December 27, 2017. The per share amounts payable on December 29, 2017 were as follows:

Net investment income
Class A	$0.05936
Class C	0.05073
Class R6	0.06406
Administrator Class	0.06033
Institutional Class	0.06358

These distributions are not reflected in the accompanying financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	27

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 28.64%
FHLB	3.50%	6-1-2032	$2,658,242	$2,765,770
FHLB	3.50	7-1-2032	6,950,225	7,270,075
FHLB	4.00	6-1-2032	335,828	348,539
FHLB	4.50	3-1-2041	715,526	774,731
FHLB	4.50	5-1-2045	297,796	322,036
FHLMC (12 Month LIBOR +1.63%) ±	2.62	7-1-2046	10,137,610	10,227,162
FHLMC (a)	3.00	10-15-2047	36,778,000	36,736,338
FHLMC (12 Month LIBOR +1.62%) ±	3.09	2-1-2045	2,349,520	2,394,279
FHLMC	3.50	9-1-2026	1,039,625	1,083,167
FHLMC	3.50	12-1-2029	29,684,720	30,885,214
FHLMC	3.50	4-1-2030	6,254,805	6,505,425
FHLMC	3.50	6-1-2030	1,784,825	1,856,375
FHLMC	3.50	7-1-2030	2,200,656	2,288,885
FHLMC	3.50	7-1-2030	2,587,631	2,691,458
FHLMC	3.50	8-1-2030	423,622	440,659
FHLMC	3.50	8-1-2030	2,574,368	2,677,631
FHLMC	3.50	10-1-2030	1,006,313	1,047,094
FHLMC	3.50	10-1-2030	478,321	497,514
FHLMC	3.50	10-1-2030	400,550	416,771
FHLMC	3.50	10-1-2030	748,771	778,754
FHLMC	3.50	10-1-2030	1,172,335	1,220,370
FHLMC	3.50	11-1-2030	1,686,352	1,756,891
FHLMC	3.50	11-1-2030	3,338,965	3,475,776
FHLMC	3.50	11-1-2030	1,915,766	1,993,345
FHLMC	3.50	1-1-2031	2,326,946	2,425,251
FHLMC	3.50	1-1-2031	395,289	411,460
FHLMC	3.50	1-1-2031	5,705,934	5,937,400
FHLMC	3.50	2-1-2031	822,387	857,137
FHLMC	3.50	11-1-2031	524,899	548,021
FHLMC	3.50	5-1-2032	1,568,204	1,626,541
FHLMC	3.50	5-1-2032	4,291,092	4,461,204
FHLMC	3.50	6-1-2032	19,445,349	20,138,566
FHLMC	3.50	10-1-2032	8,558,690	8,864,791
FHLMC	3.50	12-1-2032	798,515	827,079
FHLMC	3.50	11-1-2035	205,971	215,016
FHLMC	3.50	12-1-2035	1,022,638	1,064,140
FHLMC	3.50	12-1-2045	652,863	673,504
FHLMC	4.00	10-1-2029	1,521,628	1,613,132
FHLMC	4.00	1-1-2034	6,384,837	6,744,904
FHLMC	4.00	6-1-2034	221,827	234,240
FHLMC	4.00	1-1-2035	265,241	282,980
FHLMC	4.00	1-1-2036	392,055	415,990
FHLMC	4.00	10-1-2036	2,736,470	2,896,032
FHLMC	4.00	3-1-2037	315,142	335,434
FHLMC	4.00	3-1-2037	417,372	445,274
FHLMC	4.00	3-1-2037	707,066	750,203
FHLMC	4.00	4-1-2037	3,465,269	3,688,291
FHLMC	4.00	4-1-2037	2,911,935	3,089,580
FHLMC	4.00	8-1-2043	3,208,270	3,392,312
FHLMC	4.00	8-1-2044	1,146,677	1,212,095

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	10-1-2045	$2,036,303	$2,159,306
FHLMC	4.00	12-1-2045	1,811,932	1,921,384
FHLMC	4.00	12-1-2045	1,193,547	1,256,594
FHLMC	4.00	2-1-2046	1,446,635	1,523,124
FHLMC	4.00	6-1-2046	2,381,872	2,510,206
FHLMC	4.00	4-1-2047	1,933,012	2,050,988
FHLMC %%	4.00	1-18-2048	14,500,000	15,127,861
FHLMC	4.50	8-1-2020	2,357,902	2,393,360
FHLMC	4.50	6-1-2039	266,593	282,799
FHLMC	4.50	7-1-2039	290,085	307,787
FHLMC	4.50	1-1-2045	1,793,884	1,945,124
FHLMC	4.50	4-1-2047	2,372,865	2,582,368
FHLMC	4.50	4-1-2047	2,786,219	3,011,166
FHLMC	4.50	4-1-2047	3,104,005	3,341,099
FHLMC	5.00	5-1-2044	1,266,842	1,388,665
FHLMC	5.00	6-1-2044	3,784,329	4,204,092
FHLMC	6.00	2-1-2023	20,267	22,721
FHLMC	6.50	4-1-2021	785	810
FHLMC Series 1590 Class IA (1 Month LIBOR +1.05%) ±	2.30	10-15-2023	21,593	22,060
FHLMC Series 1897 Class K	7.00	9-15-2026	744	825
FHLMC Series 1935 Class FL (1 Month LIBOR +0.70%) ±	1.95	2-15-2027	2,111	2,148
FHLMC Series 2423 Class MC	7.00	3-15-2032	13,287	15,141
FHLMC Series 3829 Class ED	3.50	10-15-2028	703,296	705,227
FHLMC Series 3838 Class QE	3.50	1-15-2029	1,542,653	1,550,352
FHLMC Series 4425 Class A	4.00	9-15-2040	3,422,823	3,584,493
FHLMC Series 4529 Class HC	3.00	10-15-2039	2,084,087	2,098,000
FHLMC Series 4604 Class AB	3.00	8-15-2046	4,868,628	4,923,874
FHLMC Series 4640 Class LD	4.00	9-15-2043	18,932,937	19,817,367
FHLMC Series 4700 Class QJ	4.00	7-15-2044	12,645,168	13,250,981
FHLMC Series 4705 Class A	4.50	9-15-2042	8,323,940	8,821,205
FNMA	4.00	7-1-2024	1,996,584	2,075,399
FNMA ¤	0.00	10-9-2019	12,760,000	12,287,939
FNMA	1.50	4-25-2043	2,501,577	2,288,577
FNMA ±±	2.68	12-25-2026	4,247,000	4,145,511
FNMA (12 Month LIBOR +1.61%) ±	2.69	5-1-2046	4,478,006	4,539,786
FNMA ±±	2.94	9-25-2027	4,255,000	4,252,146
FNMA (12 Month LIBOR +1.61%) ±	2.95	10-1-2047	6,466,128	6,592,046
FNMA (12 Month LIBOR +1.62%) ±	2.99	8-1-2047	8,259,253	8,432,778
FNMA	3.00	12-1-2032	13,600,000	13,865,009
FNMA (12 Month LIBOR +1.62%) ±	3.13	3-1-2047	7,352,688	7,530,115
FNMA (12 Month LIBOR +1.56%) ±	3.16	10-1-2043	1,457,879	1,491,006
FNMA (12 Month LIBOR +1.62%) ±	3.17	10-1-2047	5,529,248	5,649,729
FNMA (12 Month LIBOR +1.62%) ±	3.23	6-1-2047	6,935,325	7,102,371
FNMA	3.50	8-1-2028	97,853	101,453
FNMA	3.50	10-1-2028	3,789,677	3,926,362
FNMA	3.50	9-1-2029	218,710	226,450
FNMA	3.50	10-1-2029	1,067,262	1,110,036
FNMA	3.50	1-1-2030	2,194,008	2,281,894
FNMA	3.50	2-1-2030	660,583	687,077
FNMA	3.50	7-1-2030	2,493,615	2,593,694

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	29

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	7-1-2030	$771,486	$800,299
FNMA	3.50	8-1-2030	380,136	394,789
FNMA	3.50	8-1-2030	1,634,397	1,700,063
FNMA	3.50	1-1-2031	2,417,259	2,514,034
FNMA	3.50	2-1-2031	1,874,071	1,949,100
FNMA	3.50	4-1-2031	1,707,558	1,778,649
FNMA	3.50	4-1-2031	6,887,841	7,164,061
FNMA	3.50	5-1-2031	1,643,442	1,709,381
FNMA	3.50	12-1-2031	719,912	749,235
FNMA	3.50	1-1-2032	4,504,631	4,692,105
FNMA	3.50	2-1-2032	868,925	902,441
FNMA	3.50	3-1-2032	5,127,209	5,306,631
FNMA	3.50	4-1-2032	1,449,892	1,501,448
FNMA	3.50	4-1-2032	2,880,333	2,992,482
FNMA	3.50	4-1-2032	4,521,686	4,695,080
FNMA	3.50	4-1-2032	7,084,683	7,390,647
FNMA	3.50	5-1-2032	2,744,079	2,851,034
FNMA	3.50	5-1-2032	3,891,828	4,041,217
FNMA	3.50	5-1-2032	5,683,681	5,920,600
FNMA	3.50	6-1-2032	3,700,470	3,844,864
FNMA	3.50	6-1-2032	3,536,000	3,671,758
FNMA	3.50	6-1-2032	3,232,429	3,345,923
FNMA	3.50	8-1-2032	2,645,301	2,759,804
FNMA	3.50	8-1-2032	2,847,214	2,947,515
FNMA	3.50	9-1-2032	3,450,009	3,597,202
FNMA	3.50	9-1-2033	856,727	893,291
FNMA	3.50	9-1-2036	7,859,823	8,195,230
FNMA	3.50	12-1-2036	4,677,464	4,866,908
FNMA	3.50	6-1-2043	878,708	907,322
FNMA %%	3.50	12-13-2047	67,000,000	68,671,127
FNMA %%	3.50	1-18-2048	80,300,000	82,183,663
FNMA %%	3.50	2-13-2048	82,900,000	84,711,884
FNMA	4.00	4-1-2024	2,891,836	3,006,013
FNMA	4.00	1-1-2025	4,265,058	4,433,971
FNMA	4.00	4-1-2025	2,505,718	2,603,769
FNMA	4.00	7-1-2029	8,360,650	8,883,698
FNMA	4.00	11-1-2029	2,346,775	2,487,409
FNMA	4.00	2-1-2032	109,957	116,126
FNMA	4.00	3-1-2032	448,314	476,074
FNMA	4.00	5-1-2032	781,253	821,542
FNMA	4.00	6-1-2032	6,961,799	7,394,618
FNMA	4.00	6-1-2032	831,933	883,793
FNMA	4.00	12-1-2033	626,035	666,369
FNMA	4.00	4-1-2034	5,792,713	6,146,228
FNMA	4.00	7-1-2035	9,979,321	10,622,197
FNMA	4.00	11-1-2035	4,385,334	4,668,163
FNMA	4.00	11-1-2035	1,005,669	1,072,085
FNMA	4.00	1-1-2036	8,877,197	9,449,657
FNMA	4.00	1-1-2036	551,335	587,747
FNMA	4.00	7-1-2036	7,104,386	7,538,824

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	9-1-2036	$3,005,229	$3,186,044
FNMA	4.00	11-1-2036	2,229,907	2,366,206
FNMA	4.00	12-1-2036	462,266	490,554
FNMA	4.00	12-1-2036	7,133,825	7,570,041
FNMA	4.00	12-1-2036	238,242	252,793
FNMA	4.00	1-1-2037	370,463	393,134
FNMA	4.00	2-1-2037	625,645	663,861
FNMA	4.00	2-1-2037	568,454	603,173
FNMA	4.00	3-1-2037	1,124,509	1,193,197
FNMA	4.00	3-1-2037	992,754	1,050,645
FNMA	4.00	3-1-2037	390,768	416,559
FNMA	4.00	3-1-2037	251,761	267,139
FNMA	4.00	3-1-2037	572,406	607,370
FNMA	4.00	3-1-2037	206,941	220,026
FNMA	4.00	3-1-2037	1,696,735	1,806,107
FNMA	4.00	3-1-2037	1,025,250	1,090,081
FNMA	4.00	3-1-2037	2,041,749	2,166,455
FNMA	4.00	3-1-2037	1,559,819	1,650,776
FNMA	4.00	3-1-2037	754,298	801,997
FNMA	4.00	4-1-2037	4,748,400	5,054,473
FNMA	4.00	4-1-2037	918,158	974,243
FNMA	4.00	4-1-2037	1,507,889	1,607,412
FNMA	4.00	4-1-2037	1,608,904	1,712,623
FNMA	4.00	4-1-2037	1,635,862	1,743,837
FNMA	4.00	4-1-2037	2,152,340	2,283,810
FNMA	4.00	5-1-2037	1,031,834	1,094,863
FNMA	4.00	5-1-2037	1,411,267	1,497,466
FNMA	4.00	5-1-2037	1,007,481	1,072,425
FNMA	4.00	5-1-2037	1,006,936	1,071,846
FNMA	4.00	5-1-2037	645,372	686,182
FNMA	4.00	5-1-2037	1,066,189	1,131,313
FNMA	4.00	5-1-2037	611,168	651,506
FNMA	4.00	6-1-2037	1,221,416	1,302,030
FNMA	4.00	6-1-2037	1,751,433	1,864,340
FNMA	4.00	6-1-2037	2,646,143	2,813,473
FNMA	4.00	6-1-2037	1,564,166	1,667,407
FNMA	4.00	7-1-2037	1,364,003	1,443,544
FNMA	4.00	7-1-2037	662,938	701,595
FNMA	4.00	9-1-2037	800,655	853,502
FNMA	4.00	9-1-2037	2,167,594	2,294,000
FNMA	4.00	9-1-2037	2,543,388	2,698,751
FNMA	4.00	9-1-2037	1,252,348	1,331,543
FNMA	4.00	9-1-2037	1,368,892	1,457,143
FNMA	4.00	10-1-2037	1,352,284	1,437,803
FNMA	4.00	11-1-2037	2,006,947	2,123,986
FNMA	4.00	11-1-2037	7,280,427	7,702,538
FNMA	4.00	11-1-2040	6,102,018	6,437,880
FNMA	4.00	10-1-2043	4,622,406	4,890,638
FNMA	4.00	4-1-2044	5,084,391	5,394,010
FNMA	4.00	5-1-2045	9,074,771	9,525,602

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	31

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	5-1-2045	$1,566,406	$1,654,012
FNMA	4.00	8-1-2045	1,987,013	2,099,294
FNMA	4.00	8-1-2045	1,126,757	1,195,276
FNMA	4.00	9-1-2045	5,217,123	5,534,172
FNMA	4.00	9-1-2045	1,766,060	1,878,474
FNMA	4.00	9-1-2045	1,072,936	1,133,611
FNMA	4.00	10-1-2045	1,100,898	1,161,190
FNMA	4.00	12-1-2045	720,870	755,794
FNMA	4.00	12-1-2045	190,837	201,696
FNMA	4.00	12-1-2045	467,191	493,761
FNMA	4.00	1-1-2046	4,027,321	4,255,454
FNMA	4.00	2-1-2046	640,552	679,327
FNMA	4.00	7-1-2046	374,887	396,219
FNMA	4.00	7-1-2046	1,290,742	1,355,766
FNMA	4.00	11-1-2046	4,489,861	4,753,918
FNMA	4.00	11-1-2046	848,603	891,352
FNMA	4.00	11-1-2046	3,699,177	3,924,347
FNMA	4.00	1-1-2047	601,751	636,146
FNMA	4.00	1-1-2047	918,826	968,879
FNMA	4.00	2-1-2047	2,095,100	2,213,683
FNMA	4.00	2-1-2047	1,072,173	1,131,480
FNMA	4.00	2-1-2047	1,910,115	1,999,758
FNMA	4.00	2-1-2047	3,606,913	3,811,068
FNMA	4.00	3-1-2047	1,188,582	1,253,331
FNMA	4.00	3-1-2047	3,072,059	3,245,944
FNMA	4.00	4-1-2047	1,058,822	1,116,735
FNMA	4.00	4-1-2047	1,024,300	1,089,097
FNMA	4.00	4-1-2047	1,603,096	1,693,835
FNMA	4.00	4-1-2047	1,013,785	1,069,862
FNMA	4.00	4-1-2047	1,584,278	1,671,708
FNMA	4.00	4-1-2047	2,531,720	2,669,641
FNMA	4.00	4-1-2047	3,323,392	3,507,505
FNMA	4.00	4-1-2047	1,158,178	1,222,244
FNMA	4.00	4-1-2047	10,718,319	11,365,951
FNMA	4.00	5-1-2047	4,476,480	4,722,914
FNMA	4.00	5-1-2047	1,032,792	1,091,247
FNMA	4.00	5-1-2047	1,141,228	1,206,190
FNMA	4.00	5-1-2047	1,816,546	1,917,029
FNMA	4.00	5-1-2047	2,415,872	2,549,508
FNMA	4.00	5-1-2047	1,914,483	2,020,386
FNMA	4.00	6-1-2047	1,153,238	1,217,032
FNMA	4.00	7-1-2047	1,814,817	1,926,015
FNMA	4.00	7-1-2047	3,376,863	3,550,482
FNMA	4.00	10-1-2047	921,150	972,105
FNMA	4.00	10-1-2047	2,149,292	2,272,876
FNMA	4.00	10-1-2047	819,857	870,235
FNMA	4.00	10-1-2047	841,218	895,279
FNMA	4.00	11-1-2047	35,646,358	37,414,653
FNMA %%	4.00	1-18-2048	22,200,000	23,163,011
FNMA (12 Month LIBOR +1.78%) ±	4.38	4-1-2040	1,413,161	1,484,124

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	1-1-2020	$1,043,018	$1,060,644
FNMA	4.50	5-1-2034	2,168,371	2,340,592
FNMA	4.50	1-1-2039	6,050,196	6,444,655
FNMA	4.50	3-1-2043	4,807,894	5,153,289
FNMA	4.50	2-1-2044	11,307,901	12,216,992
FNMA	4.50	3-1-2044	1,423,637	1,526,109
FNMA	4.50	4-1-2044	6,283,283	6,789,198
FNMA	4.50	6-1-2044	4,539,343	4,903,843
FNMA	4.50	6-1-2044	508,964	545,818
FNMA	4.50	10-1-2044	318,747	344,370
FNMA	4.50	10-1-2045	8,133,395	8,718,887
FNMA	4.50	12-1-2045	208,670	226,615
FNMA	4.50	12-1-2045	288,215	311,424
FNMA	4.50	2-1-2046	204,871	220,371
FNMA	4.50	2-1-2046	604,741	656,745
FNMA	4.50	3-1-2046	455,514	494,690
FNMA	4.50	4-1-2046	629,083	685,835
FNMA	4.50	6-1-2046	9,392,120	10,200,407
FNMA	4.50	6-1-2046	332,098	360,692
FNMA	4.50	2-1-2047	1,952,762	2,100,553
FNMA	4.50	3-1-2047	265,333	286,465
FNMA	4.50	4-1-2047	2,011,797	2,174,459
FNMA	4.50	4-1-2047	2,621,182	2,822,085
FNMA	4.50	4-1-2047	507,830	549,136
FNMA	4.50	4-1-2047	444,998	481,817
FNMA	4.50	4-1-2047	365,949	396,228
FNMA	4.50	4-1-2047	303,741	328,872
FNMA	4.50	4-1-2047	525,535	571,332
FNMA	4.50	5-1-2047	3,330,382	3,600,089
FNMA	4.50	5-1-2047	4,569,877	4,918,243
FNMA	4.50	5-1-2047	2,698,946	2,898,974
FNMA	4.50	5-1-2047	330,036	357,396
FNMA	4.50	5-1-2047	1,798,829	1,942,697
FNMA	4.50	5-1-2047	623,714	678,874
FNMA	4.50	5-1-2047	613,076	663,981
FNMA	4.50	5-1-2047	533,089	579,268
FNMA	4.50	5-1-2047	404,043	437,252
FNMA	4.50	5-1-2047	407,718	441,572
FNMA	4.50	6-1-2047	1,270,727	1,382,119
FNMA	4.50	6-1-2047	25,925,842	27,991,306
FNMA	4.50	6-1-2047	293,181	321,878
FNMA	4.50	9-1-2047	7,290,293	7,871,116
FNMA	5.00	7-1-2044	820,245	897,392
FNMA	5.00	8-1-2056	25,268,675	27,692,088
FNMA	6.00	4-1-2022	8,305	9,308
FNMA	6.00	2-1-2029	7,889	8,854
FNMA	6.00	3-1-2033	49,032	55,707
FNMA	6.00	11-1-2033	17,481	19,873
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	333,085	368,044
FNMA Series 1999-54 Class LH	6.50	11-25-2029	11,878	13,174

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	33

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2005-31 Class PB	5.50%	4-25-2035	$70,000	$77,700
FNMA Series 2007-108 Class AN ±±	8.05	11-25-2037	623,761	717,460
FNMA Series 2011-43 Class AN	3.50	12-25-2028	1,359,860	1,362,413
FNMA Series 2014-40 Class EP	3.50	10-25-2042	3,923,448	4,045,477
FNMA Series 2015-18 Class HE	4.00	9-25-2041	11,943,272	12,564,585
FNMA Series 2015-M3 Class FA (1 Month LIBOR +0.22%) ±	1.46	6-25-2018	363,740	363,645
FNMA Series 2016-59 Class CA	3.50	9-25-2043	7,160,187	7,423,743
FNMA Series 2017-13 Class PA	3.00	8-25-2046	6,884,994	6,942,088
FNMA Series 2017-33 Class LB	3.00	5-25-2039	7,880,415	7,960,173
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	3,771,000	3,777,836
GNMA %%	3.50	12-20-2047	84,500,000	87,351,875
GNMA	4.00	6-15-2047	5,433,814	5,744,576
GNMA %%	3.00	12-20-2047	113,800,000	114,671,276
GNMA	4.00	7-15-2045	652,837	690,255
GNMA	4.00	9-15-2045	1,677,338	1,780,630
GNMA	4.00	9-15-2045	812,703	860,473
GNMA	4.00	9-20-2045	3,055,871	3,240,043
GNMA	4.00	10-15-2045	2,761,723	2,931,701
GNMA	4.00	7-15-2047	6,015,274	6,360,519
GNMA (a)	4.00	11-1-2047	3,838,000	4,029,300
GNMA	4.00	11-20-2047	32,220,008	33,808,916
GNMA	4.50	5-20-2045	906,455	974,629
GNMA	4.50	6-20-2045	1,245,087	1,345,282
GNMA	4.50	7-20-2045	1,543,761	1,659,127
GNMA	4.50	8-20-2045	597,030	639,668
GNMA	4.50	12-15-2045	1,633,227	1,766,947
GNMA	4.50	12-15-2045	2,500,016	2,690,475
GNMA	4.50	5-15-2046	117,639	127,405
GNMA	4.50	5-15-2046	422,971	457,582
GNMA	4.50	4-15-2047	1,266,468	1,362,412
GNMA	4.50	4-15-2047	1,901,030	2,046,818
GNMA	4.50	8-15-2047	1,160,381	1,251,459
GNMA	4.50	9-15-2047	1,566,760	1,687,421
GNMA	4.50	10-20-2047	8,454,025	9,126,358
GNMA	4.50	11-20-2047	38,416,508	40,779,449
GNMA	5.00	12-20-2039	333,114	373,565
GNMA	5.00	11-20-2045	476,213	531,097

Total Agency Securities (Cost $1,587,754,032)				1,580,320,675

Asset-Backed Securities: 12.52%
Ally Master Owner Trust Series 2017-1 Class A (1 Month LIBOR +0.40%) ±	1.64	2-15-2021	3,386,000	3,391,072
American Express Credit Account Master Trust Series 2017-1 Class A	1.93	9-15-2022	2,221,000	2,215,382
American Express Credit Account Master Trust Series 2017-7 Class A	2.35	5-15-2025	8,278,000	8,259,350
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	10,681,000	10,699,491
Bank of the West Auto Trust Series 2017-1 Class A4 144A	2.33	9-15-2023	3,286,000	3,262,027
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	6,135,000	6,145,654
California Republic Auto Receivables Trust Series 2017-1 Class A3	1.90	3-15-2021	4,397,000	4,383,910
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	2,211,000	2,207,566
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	631,696	631,750
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,387,000	2,388,642

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98%	10-20-2020	$2,455,000	$2,453,912
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	6,564	6,562
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	577,051	576,935
Capital Auto Receivables Asset Trust Series 2016-3 Class A4	1.69	3-20-2021	2,417,000	2,401,652
Capital Auto Receivables Asset Trust Series 2017-1 Class A3 144A	2.02	8-20-2021	2,287,000	2,280,519
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	86,000	85,974
Capital One Multi Asset Execution Trust Series 2017-A6 Class A6	2.29	7-15-2025	1,435,000	1,427,053
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	2.98	11-26-2046	4,682,097	4,799,210
Discover Card Execution Note Trust Series 2017-A7 Class A7 (1 Month LIBOR +0.36%) ±	1.59	4-15-2025	4,173,000	4,190,922
Enterprise Fleet Financing LLC Series 2017-2 Class A3 144A	2.22	1-20-2023	5,793,000	5,759,888
Flagship Credit Auto Owner Trust Series 2016-3 Class A2 144A	2.05	11-15-2020	2,940,000	2,940,132
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	10,225,000	10,247,516
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	9,811,000	9,728,546
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	5,067,000	5,050,724
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,523,198
Hertz Vehicle Financing LLC Series 2016-3A Class B 144A	3.11	7-25-2020	2,186,000	2,176,529
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	6,865,000	6,752,736
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	9,581,000	9,577,401
Navient Student Loan Trust Series 2014-1 Class A3 (1 Month LIBOR +0.51%) ±	1.75	6-25-2031	5,319,000	5,301,481
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	2.84	10-15-2031	6,169,000	6,294,269
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	1.94	9-16-2024	2,766,688	2,774,102
Navient Student Loan Trust Series 2015-AA Class A2B (1 Month LIBOR +1.20%) 144A±	2.44	12-15-2028	4,447,752	4,511,775
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,791,290
Navient Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.70%) 144A±	1.94	2-25-2070	18,995,855	19,055,175
Navient Student Loan Trust Series 2016-5A Class A (1 Month LIBOR +1.25%) 144A±	2.49	6-25-2065	2,941,139	3,003,135
Navient Student Loan Trust Series 2016-7A Class A (1 Month LIBOR +1.15%) 144A±	2.39	3-25-2066	6,096,656	6,240,324
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	9,901,022	10,198,601
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	3.40	12-15-2045	3,741,177	3,902,636
Navient Student Loan Trust Series 2017-1A Class A3 (1 Month LIBOR +1.15%) 144A±	2.39	7-26-2066	22,408,000	22,953,270
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +0.77%) 144A±	2.01	9-25-2065	10,225,939	10,264,523
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +1.05%) 144A±	2.29	12-27-2066	15,028,745	15,196,168
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%) 144A±	2.29	7-26-2066	10,921,000	11,083,488
Navient Student Loan Trust Series 2017-4A Class A3 (1 Month LIBOR +1.00%) 144A±	2.24	9-27-2066	15,903,000	16,058,519
Navient Student Loan Trust Series 2017-5A Class A (1 Month LIBOR +0.80%) 144A±	2.04	7-26-2066	20,852,834	20,965,458
Navient Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +0.40%) 144A±	1.64	12-16-2058	11,503,000	11,502,350
Navient Student Loan Trust Series 2017-A Class A2A 144A	2.88	12-16-2058	6,334,000	6,290,257
Navient Student Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	2.14	12-16-2058	6,435,000	6,434,631
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	1.53	1-25-2037	3,265,244	3,230,192
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	1.55	10-27-2036	3,553,763	3,508,271
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	1.48	10-25-2033	18,057,758	17,711,246
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	1.42	3-23-2037	4,495,137	4,447,857

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	35

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	1.44%	12-24-2035	$19,314,197	$19,093,096
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	1.50	3-22-2032	4,580,000	4,426,850
Nelnet Student Loan Trust Series 2006-2 Class A6 (3 Month LIBOR +0.12%) ±	1.49	4-25-2031	13,841,000	13,859,317
Nelnet Student Loan Trust Series 2010-4A Class A (1 Month LIBOR +0.80%) 144A±	2.04	4-25-2046	2,190,428	2,212,562
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.04	9-25-2065	6,782,868	6,876,219
Nissan Master Owner Trust Receivables Series 2017-C Class A (1 Month LIBOR +0.32%) ±	1.50	10-17-2022	11,413,000	11,422,736
Santander Drive Auto Receivables Trust Series 2017-3 Class A3	1.87	6-15-2021	4,665,000	4,649,349
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A±	2.07	12-15-2032	4,374,701	4,338,578
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.75%) 144A±	2.12	10-25-2029	10,671,000	10,671,843
SLM Student Loan Trust Series 2005-6 Class A5B (3 Month LIBOR +1.20%) ±	2.57	7-27-2026	357,529	358,915
SLM Student Loan Trust Series 2005-8 Class A5 (3 Month LIBOR +0.17%) ±	1.54	1-25-2040	5,112,000	4,929,961
SLM Student Loan Trust Series 2006-3 Class A5 (3 Month LIBOR +0.10%) ±	1.47	1-25-2021	9,339,881	9,277,641
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	1.43	7-25-2022	11,939,000	11,593,140
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	1.64	3-25-2025	2,298,140	2,272,932
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	2.19	9-25-2028	16,155,045	16,306,820
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	1.94	1-25-2029	6,290,890	6,320,950
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	1.99	5-26-2026	3,749,876	3,727,112
SLM Student Loan Trust Series 2012-6 Class B (1 Month LIBOR +1.00%) ±	2.24	4-27-2043	3,262,000	2,982,900
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	914,236	914,714
SLM Student Loan Trust Series 2012-E Class A2 (1 Month LIBOR +1.75%) 144A±	2.99	6-15-2045	2,052,083	2,068,081
SLM Student Loan Trust Series 2013-1 Class B (1 Month LIBOR +1.80%) ±	3.04	11-25-2070	1,264,000	1,267,612
SLM Student Loan Trust Series 2013-B Class A2B (1 Month LIBOR +1.10%) 144A±	2.34	6-17-2030	917,619	921,176
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	2,787,000	2,787,258
SMB Private Education Loan Trust Series 2015-A Class A2B (1 Month LIBOR +1.00%) 144A±	2.24	6-15-2027	6,176,000	6,266,840
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	3,722,295	3,752,747
SMB Private Education Loan Trust Series 2015-B Class A2B (1 Month LIBOR +1.20%) 144A±	2.44	7-15-2027	10,301,212	10,459,207
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	4,766,639	4,785,722
SMB Private Education Loan Trust Series 2015-C Class A2B (1 Month LIBOR +1.40%) 144A±	2.64	7-15-2027	3,605,546	3,686,434
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,488,000	10,455,623
SMB Private Education Loan Trust Series 2016-A Class A2B (1 Month LIBOR +1.50%) 144A±	2.74	5-15-2031	16,601,000	17,067,403
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	9,867,000	9,714,950
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	2.69	2-17-2032	14,994,000	15,489,999
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	10,975,000	10,672,319
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	2.34	9-15-2034	10,351,000	10,526,506
SMB Private Education Loan Trust Series 2017-A Class A2A 144A	2.88	9-15-2034	5,777,000	5,799,775
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	2.14	9-15-2034	1,631,000	1,651,665
SMB Private Education Loan Trust Series 2017-B Class A2A 144A	2.82	10-15-2035	7,931,000	7,914,393
SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) 144A±	2.10	10-15-2035	7,998,000	8,027,755
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	2,920,000	2,931,508
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	1,924,000	1,915,721
Synchrony Credit Card Master Note Trust Series 2016-3 Class A	1.58	9-15-2022	12,297,000	12,177,970
Synchrony Credit Card Master Note Trust Series 2017-2 Class A	2.62	10-15-2025	8,660,000	8,673,665

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93%	6-15-2022	$1,067,680	$1,064,796
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	2,235,000	2,229,687
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	1,667,000	1,658,678
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	7,252,000	7,230,237
Verizon Owner Trust Series 2017-3a Class A1B (1 Month LIBOR +0.27%) 144A±	1.51	4-20-2022	7,693,000	7,702,174
Volvo Financial Equipment LLC Series 2017-A Class A (1 Month LIBOR +0.50%) 144A±	1.74	11-15-2022	4,737,000	4,748,826
World Financial Network Credit Card Master Trust Series 2014-B Class A4	1.68	12-15-2020	2,101,000	2,098,298
World Financial Network Credit Card Master Trust Series 2015-B Class A	2.55	6-17-2024	444,000	446,370
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	12,722,000	12,505,232
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	4,867,000	4,827,894
World Financial Network Credit Card Master Trust Series 2017-A Class A	2.12	3-15-2024	7,015,000	6,984,870
World Financial Network Credit Card Master Trust Series 2017-C Class A	2.31	8-15-2024	11,042,000	11,029,059

Total Asset-Backed Securities (Cost $687,023,464)				691,059,356

Corporate Bonds and Notes: 21.54%

Consumer Discretionary: 1.56%

Hotels, Restaurants & Leisure: 0.02%
McDonald’s Corporation	4.88	12-9-2045	1,077,000	1,219,181

Household Durables: 0.10%
Lennar Corporation 144A	4.75	11-29-2027	5,280,000	5,398,800

Internet & Direct Marketing Retail: 0.52%
Amazon.com Incorporated 144A	1.90	8-21-2020	7,022,000	6,976,084
Amazon.com Incorporated 144A	2.40	2-22-2023	7,456,000	7,364,958
Amazon.com Incorporated 144A	2.80	8-22-2024	1,169,000	1,163,776
Amazon.com Incorporated 144A	3.15	8-22-2027	7,759,000	7,761,534
Amazon.com Incorporated 144A	3.88	8-22-2037	1,100,000	1,146,392
Amazon.com Incorporated 144A	4.05	8-22-2047	2,875,000	2,991,857
Amazon.com Incorporated 144A	4.25	8-22-2057	1,168,000	1,226,701

				28,631,302

Media: 0.92%
CBS Corporation	2.50	2-15-2023	6,655,000	6,499,696
CBS Corporation	3.38	2-15-2028	3,340,000	3,196,927
Charter Communications Operating LLC	4.46	7-23-2022	1,990,000	2,074,265
Charter Communications Operating LLC	4.91	7-23-2025	5,220,000	5,513,782
Charter Communications Operating LLC	5.38	5-1-2047	2,003,000	2,021,788
Comcast Corporation	2.35	1-15-2027	2,835,000	2,652,124
Comcast Corporation	3.15	2-15-2028	7,991,000	7,893,251
Comcast Corporation	4.00	8-15-2047	1,185,000	1,185,854
Discovery Communications LLC	3.95	11-15-2027	3,676,000	3,636,933
Discovery Communications LLC	3.95	3-20-2028	2,200,000	2,152,744
Discovery Communications LLC	4.88	4-1-2043	2,325,000	2,226,726
Discovery Communications LLC	4.95	5-15-2042	1,145,000	1,100,154
Discovery Communications LLC	5.20	9-20-2047	1,331,000	1,323,948
NBCUniversal Media LLC	4.45	1-15-2043	745,000	786,629
Time Warner Cable Incorporated	3.80	2-15-2027	2,920,000	2,911,008

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	37

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	4.85%	7-15-2045	$2,785,000	$2,861,873
Time Warner Cable Incorporated	6.55	5-1-2037	1,437,000	1,645,235
Viacom Incorporated	4.85	12-15-2034	1,039,000	982,200

				50,665,137

Consumer Staples: 1.67%

Beverages: 0.41%
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	10,960,000	11,041,597
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	3,872,000	3,969,955
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	3,998,000	4,505,465
PepsiCo Incorporated	3.00	10-15-2027	2,886,000	2,856,886

				22,373,903

Food & Staples Retailing: 0.33%
Costco Wholesale Corporation	2.30	5-18-2022	6,464,000	6,433,167
Costco Wholesale Corporation	2.75	5-18-2024	4,474,000	4,470,327
Costco Wholesale Corporation	3.00	5-18-2027	7,475,000	7,441,430

				18,344,924

Food Products: 0.33%
Kraft Heinz Foods Company	2.80	7-2-2020	8,044,000	8,104,171
Kraft Heinz Foods Company	3.00	6-1-2026	4,960,000	4,740,380
Kraft Heinz Foods Company	4.38	6-1-2046	5,777,000	5,569,132

				18,413,683

Household Products: 0.10%
Church & Dwight Company Incorporated	2.45	8-1-2022	1,565,000	1,547,190
Church & Dwight Company Incorporated	3.15	8-1-2027	2,517,000	2,469,767
Church & Dwight Company Incorporated	3.95	8-1-2047	1,565,000	1,540,334

				5,557,291

Tobacco: 0.50%
B.A.T. Capital Corporation 144A	2.76	8-15-2022	8,205,000	8,136,595
B.A.T. Capital Corporation 144A	3.22	8-15-2024	4,085,000	4,071,392
B.A.T. Capital Corporation 144A	3.56	8-15-2027	3,078,000	3,072,608
B.A.T. Capital Corporation 144A	4.54	8-15-2047	2,028,000	2,094,269
British American Tobacco Capital Corporation 144A	2.30	8-14-2020	3,081,000	3,064,815
Reynolds American Incorporated	5.85	8-15-2045	5,600,000	6,819,655

				27,259,334

Energy: 1.97%

Energy Equipment & Services: 0.15%
Schlumberger Holdings Corporation 144A	4.00	12-21-2025	8,053,000	8,401,633

Oil, Gas & Consumable Fuels: 1.82%
Anadarko Petroleum Corporation	4.50	7-15-2044	4,267,000	4,135,663
Anadarko Petroleum Corporation	4.85	3-15-2021	2,291,000	2,425,445
Anadarko Petroleum Corporation «	5.55	3-15-2026	5,550,000	6,169,436

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Andeavor Logistics LP	3.50%	12-1-2022	$2,363,000	$2,361,431
Andeavor Logistics LP	4.25	12-1-2027	5,032,000	5,023,127
Andeavor Logistics LP	5.20	12-1-2047	2,105,000	2,111,114
Apache Corporation	4.25	1-15-2044	1,860,000	1,750,340
Buckeye Partners LP	4.13	12-1-2027	3,867,000	3,815,633
Chevron Corporation	2.95	5-16-2026	1,935,000	1,926,529
Cimarex Energy Company	4.38	6-1-2024	6,456,000	6,837,847
Concho Resources Incorporated	3.75	10-1-2027	3,479,000	3,502,549
Concho Resources Incorporated	4.88	10-1-2047	1,620,000	1,716,957
Enbridge Energy Partners LP	5.50	9-15-2040	1,424,000	1,520,717
Enbridge Energy Partners LP	7.38	10-15-2045	1,375,000	1,793,815
Energy Transfer Partners LP	2.50	6-15-2018	4,060,000	4,068,393
Energy Transfer Partners LP	6.13	12-15-2045	3,497,000	3,753,652
Enterprise Products Operating LLC	3.35	3-15-2023	1,933,000	1,970,522
Enterprise Products Operating LLC	3.70	2-15-2026	1,940,000	1,978,931
Enterprise Products Operating LLC	4.85	3-15-2044	1,018,000	1,080,884
Kinder Morgan Energy Partners LP	5.40	9-1-2044	2,157,000	2,229,569
Kinder Morgan Incorporated	3.15	1-15-2023	7,765,000	7,711,255
Kinder Morgan Incorporated 144A	5.00	2-15-2021	8,252,000	8,789,314
Kinder Morgan Incorporated	5.55	6-1-2045	2,705,000	2,883,754
Marathon Oil Corporation	6.60	10-1-2037	1,698,000	2,046,340
Marathon Petroleum Corporation	4.75	9-15-2044	1,060,000	1,078,697
Marathon Petroleum Corporation	5.00	9-15-2054	2,368,000	2,365,949
Plains All American Pipeline LP	4.50	12-15-2026	960,000	963,572
Sabine Pass Liquefaction LLC	5.00	3-15-2027	4,054,000	4,317,891
Sabine Pass Liquefaction LLC	5.88	6-30-2026	2,115,000	2,372,118
TC Pipelines LP	3.90	5-25-2027	3,175,000	3,177,019
Williams Partners LP	3.75	6-15-2027	4,485,000	4,449,915

				100,328,378

Financials: 5.29%

Banks: 2.08%
Bank of America Corporation	2.50	10-21-2022	10,410,000	10,267,684
Bank of America Corporation	4.00	4-1-2024	2,920,000	3,082,314
Bank of America Corporation (3 Month LIBOR +1.81%) ±	4.24	4-24-2038	4,424,000	4,728,506
Bank of America Corporation	4.45	3-3-2026	3,149,000	3,342,556
BB&T Corporation	2.85	10-26-2024	2,893,000	2,875,227
Capital One NA	2.65	8-8-2022	8,764,000	8,660,379
Citigroup Incorporated	2.70	10-27-2022	9,702,000	9,616,825
Citigroup Incorporated	4.13	7-25-2028	5,227,000	5,357,391
Citigroup Incorporated	4.45	9-29-2027	7,592,000	7,975,530
Export Import Bank of Korea	2.50	11-1-2020	3,631,000	3,601,709
Export Import Bank of Korea	3.00	11-1-2022	7,686,000	7,674,632
JPMorgan Chase & Company	2.30	8-15-2021	9,179,000	9,107,793
JPMorgan Chase & Company	2.95	10-1-2026	11,177,000	10,916,192
JPMorgan Chase & Company	2.97	1-15-2023	8,211,000	8,256,858
JPMorgan Chase & Company (3 Month LIBOR +1.36%) ±	3.88	7-24-2038	6,965,000	7,069,674
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	5,635,000	5,944,719
PNC Bank	2.45	11-5-2020	6,073,000	6,091,068

				114,569,057

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	39

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 1.18%
Bank of New York Mellon Corporation	3.25%	5-16-2027	$6,445,000	$6,470,845
Goldman Sachs Group Incorporated	2.75	9-15-2020	4,845,000	4,870,883
Goldman Sachs Group Incorporated	3.50	11-16-2026	1,530,000	1,531,494
Goldman Sachs Group Incorporated (3 Month LIBOR +1.51%) ±	3.69	6-5-2028	1,932,000	1,949,274
Goldman Sachs Group Incorporated (3 Month LIBOR +1.37%) ±	4.02	10-31-2038	1,944,000	1,979,890
Goldman Sachs Group Incorporated	6.75	10-1-2037	7,334,000	9,671,204
Lazard Group LLC	3.75	2-13-2025	5,510,000	5,616,006
Morgan Stanley	2.63	11-17-2021	10,632,000	10,608,381
Morgan Stanley	2.75	5-19-2022	13,495,000	13,467,614
Morgan Stanley	3.63	1-20-2027	6,693,000	6,798,918
Morgan Stanley (3 Month LIBOR +1.46%) ±	3.97	7-22-2038	1,947,000	1,976,051

				64,940,560

Consumer Finance: 1.42%
Capital One Financial Corporation	2.40	10-30-2020	3,870,000	3,851,130
Capital One Financial Corporation	3.30	10-30-2024	3,870,000	3,846,786
Capital One Financial Corporation	4.20	10-29-2025	1,374,000	1,406,011
ERAC USA Finance LLC 144A	2.70	11-1-2023	1,330,000	1,292,488
ERAC USA Finance LLC 144A	3.30	12-1-2026	4,926,000	4,818,253
ERAC USA Finance LLC 144A	4.50	2-15-2045	975,000	969,241
Ford Motor Credit Company LLC	2.34	11-2-2020	6,214,000	6,153,054
Ford Motor Credit Company LLC	2.98	8-3-2022	3,756,000	3,732,159
Ford Motor Credit Company LLC	3.34	3-28-2022	5,020,000	5,084,265
Ford Motor Credit Company LLC	3.82	11-2-2027	4,308,000	4,292,435
Ford Motor Credit Company LLC	5.29	12-8-2046	4,630,000	4,923,067
General Motors Financial Company	3.50	11-7-2024	5,507,000	5,496,538
General Motors Financial Company	4.35	1-17-2027	5,663,000	5,818,700
General Motors Financial Company	5.15	4-1-2038	4,085,000	4,255,651
General Motors Financial Company	5.40	4-1-2048	1,165,000	1,240,879
John Deere Capital Corporation	2.15	9-8-2022	3,800,000	3,733,054
John Deere Capital Corporation	2.65	6-24-2024	4,835,000	4,792,921
John Deere Capital Corporation	2.80	9-8-2027	4,811,000	4,710,637
Synchrony Financial %%	3.95	12-1-2027	8,183,000	8,077,663

				78,494,932

Diversified Financial Services: 0.04%
General Electric Capital Corporation	5.88	1-14-2038	1,813,000	2,291,813

Insurance: 0.57%
American International Group Incorporated	4.38	1-15-2055	1,540,000	1,520,350
American International Group Incorporated	4.80	7-10-2045	855,000	932,392
American International Group Incorporated	6.25	5-1-2036	3,148,000	3,981,040
Brighthouse Financial Incorporated 144A	3.70	6-22-2027	5,515,000	5,360,434
Brighthouse Financial Incorporated 144A	4.70	6-22-2047	1,990,000	1,948,837
Chubb INA Holdings Incorporated	4.35	11-3-2045	3,160,000	3,478,892
Guardian Life Insurance Company 144A	4.85	1-24-2077	634,000	687,921
Markel Corporation	3.50	11-1-2027	3,320,000	3,286,536

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Markel Corporation	4.30%	11-1-2047	$1,975,000	$1,967,559
Northwestern Mutual Life Subordinated 144A	3.85	9-30-2047	3,195,000	3,116,369
Teachers Insurance and Annuity Association 144A	4.27	5-15-2047	1,275,000	1,318,620
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	1,696,000	1,911,313
XL Capital Limited	6.25	5-15-2027	1,838,000	2,171,845

				31,682,108

Health Care: 2.29%

Biotechnology: 0.71%
AbbVie Incorporated	2.50	5-14-2020	7,789,000	7,828,968
AbbVie Incorporated	4.45	5-14-2046	4,300,000	4,520,782
AbbVie Incorporated	4.50	5-14-2035	1,905,000	2,036,906
Celgene Corporation	2.75	2-15-2023	7,375,000	7,313,369
Celgene Corporation	3.45	11-15-2027	7,720,000	7,683,137
Celgene Corporation	4.35	11-15-2047	5,227,000	5,279,406
Celgene Corporation	5.00	8-15-2045	4,438,000	4,879,579

				39,542,147

Health Care Equipment & Supplies: 0.55%
Abbott Laboratories	3.75	11-30-2026	8,460,000	8,624,352
Abbott Laboratories	4.90	11-30-2046	935,000	1,044,411
Becton Dickinson & Company	2.40	6-5-2020	6,740,000	6,696,871
Becton Dickinson & Company	2.89	6-6-2022	5,635,000	5,594,467
Becton Dickinson & Company	3.70	6-6-2027	4,520,000	4,504,057
Becton Dickinson & Company	4.69	12-15-2044	3,810,000	4,034,047

				30,498,205

Health Care Providers & Services: 0.45%
AmerisourceBergen Corporation %%	4.30	12-15-2047	3,837,000	3,817,720
Anthem Incorporated	2.50	11-21-2020	4,412,000	4,414,157
Anthem Incorporated	2.95	12-1-2022	4,410,000	4,407,065
Anthem Incorporated	3.35	12-1-2024	2,225,000	2,238,499
Anthem Incorporated	3.65	12-1-2027	3,312,000	3,326,752
Laboratory Corporation of America	3.25	9-1-2024	3,240,000	3,233,429
Laboratory Corporation of America	3.60	9-1-2027	3,319,000	3,318,106

				24,755,728

Life Sciences Tools & Services: 0.15%
Thermo Fisher Scientific Incorporated	2.95	9-19-2026	2,895,000	2,811,206
Thermo Fisher Scientific Incorporated	3.20	8-15-2027	5,515,000	5,429,814

				8,241,020

Pharmaceuticals: 0.43%
Eli Lilly and Company	2.35	5-15-2022	1,860,000	1,857,725
Eli Lilly and Company	3.10	5-15-2027	3,341,000	3,365,090
Eli Lilly and Company	3.95	5-15-2047	1,690,000	1,777,011
Johnson & Johnson	2.63	1-15-2025	2,135,000	2,122,902
Johnson & Johnson	2.90	1-15-2028	8,590,000	8,574,645

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	41

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Johnson & Johnson	3.40%	1-15-2038	$2,610,000	$2,608,895
Johnson & Johnson	3.50	1-15-2048	3,300,000	3,281,122

				23,587,390

Industrials: 1.32%

Aerospace & Defense: 0.74%
Northrop Grumman Corporation	2.08	10-15-2020	6,625,000	6,569,726
Northrop Grumman Corporation	2.55	10-15-2022	6,619,000	6,571,772
Northrop Grumman Corporation	2.93	1-15-2025	4,420,000	4,396,893
Northrop Grumman Corporation	3.20	2-1-2027	6,780,000	6,806,735
Northrop Grumman Corporation	3.25	8-1-2023	6,107,000	6,238,891
Northrop Grumman Corporation	3.25	1-15-2028	5,535,000	5,535,581
Northrop Grumman Corporation	4.03	10-15-2047	4,465,000	4,551,262

				40,670,860

Air Freight & Logistics: 0.09%
FedEx Corporation	4.40	1-15-2047	1,220,000	1,263,711
FedEx Corporation	4.55	4-1-2046	3,305,000	3,510,581

				4,774,292

Construction & Engineering: 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,796,000	2,847,011

Machinery: 0.08%
Wabtec Corporation	3.45	11-15-2026	4,455,000	4,337,752

Road & Rail: 0.19%
Penske Truck Leasing Company LP 144A	2.70	3-14-2023	4,452,000	4,375,502
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	3,562,000	3,632,647
Penske Truck Leasing Company LP 144A	3.40	11-15-2026	2,874,000	2,828,582

				10,836,731

Trading Companies & Distributors: 0.17%
Air Lease Corporation	3.63	4-1-2027	4,990,000	4,962,046
Air Lease Corporation	3.63	12-1-2027	4,655,000	4,627,516

				9,589,562

Information Technology: 2.81%

Communications Equipment: 0.21%
Cisco Systems Incorporated	1.40	9-20-2019	11,560,000	11,442,428

IT Services: 0.11%
Fidelity National Information Services Incorporated	2.25	8-15-2021	3,340,000	3,285,437
Fidelity National Information Services Incorporated	3.63	10-15-2020	2,578,000	2,653,144

				5,938,581

Semiconductors & Semiconductor Equipment: 0.22%
Analog Devices Incorporated	2.50	12-5-2021	4,255,000	4,228,356
Analog Devices Incorporated	3.13	12-5-2023	4,550,000	4,575,363
Analog Devices Incorporated	3.50	12-5-2026	3,470,000	3,491,071

				12,294,790

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 1.27%
Microsoft Corporation	2.00%	8-8-2023	$5,095,000	$4,940,654
Microsoft Corporation	2.40	2-6-2022	7,580,000	7,598,053
Microsoft Corporation	2.88	2-6-2024	6,600,000	6,672,320
Microsoft Corporation	4.10	2-6-2037	3,810,000	4,178,071
Oracle Corporation	2.63	2-15-2023	8,820,000	8,830,747
Oracle Corporation	2.95	11-15-2024	5,513,000	5,535,940
Oracle Corporation	3.25	11-15-2027	8,078,000	8,179,337
Oracle Corporation	3.80	11-15-2037	4,631,000	4,730,151
Oracle Corporation	4.00	11-15-2047	4,037,000	4,163,115
VMware Incorporated	2.30	8-21-2020	6,655,000	6,608,082
VMware Incorporated	2.95	8-21-2022	5,535,000	5,502,652
VMware Incorporated	3.90	8-21-2027	3,300,000	3,299,797

				70,238,919

Technology Hardware, Storage & Peripherals: 1.00%
Apple Incorporated	2.30	5-11-2022	9,934,000	9,874,361
Apple Incorporated	2.75	1-13-2025	4,834,000	4,793,717
Apple Incorporated	2.85	5-11-2024	8,505,000	8,530,473
Apple Incorporated	3.00	2-9-2024	7,520,000	7,629,369
Apple Incorporated	3.00	11-13-2027	3,870,000	3,835,103
Apple Incorporated	3.20	5-11-2027	5,635,000	5,695,832
Apple Incorporated	3.35	2-9-2027	5,595,000	5,715,874
Apple Incorporated	3.75	11-13-2047	3,093,000	3,087,255
Apple Incorporated	4.38	5-13-2045	1,905,000	2,091,245
Hewlett Packard Enterprise Company	6.35	10-15-2045	3,754,000	3,836,796

				55,090,025

Materials: 0.49%

Chemicals: 0.30%
CF Industries Incorporated 144A	3.40	12-1-2021	4,105,000	4,155,661
CF Industries Incorporated 144A	4.50	12-1-2026	3,176,000	3,317,494
The Sherwin-Williams Company	2.75	6-1-2022	5,010,000	4,979,448
The Sherwin-Williams Company	3.45	6-1-2027	1,921,000	1,939,445
The Sherwin-Williams Company	4.50	6-1-2047	1,835,000	1,930,672

				16,322,720

Construction Materials: 0.04%
Vulcan Materials Company	4.50	6-15-2047	2,205,000	2,221,413

Containers & Packaging: 0.09%
International Paper Company	5.15	5-15-2046	4,457,000	5,086,260

Metals & Mining: 0.06%
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,835,000	3,390,670

Real Estate: 1.06%

Equity REITs: 1.06%
Boston Properties LP %%	3.20	1-15-2025	5,332,000	5,305,456
Brandywine Operating Partnership LP	3.95	2-15-2023	1,102,000	1,126,724

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	43

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
DDR Corporation	3.38%	5-15-2023	$5,041,000	$4,947,438
DDR Corporation	4.63	7-15-2022	5,566,000	5,838,791
Kilroy Realty LP %%	3.45	12-15-2024	3,313,000	3,290,763
Mid-America Apartments LP	3.60	6-1-2027	2,032,000	2,029,616
Mid-America Apartments LP	3.75	6-15-2024	4,930,000	5,053,191
Mid-America Apartments LP	4.00	11-15-2025	2,500,000	2,581,783
Mid-America Apartments LP	4.30	10-15-2023	2,072,000	2,179,799
Public Storage	2.37	9-15-2022	5,594,000	5,526,171
Public Storage	3.09	9-15-2027	4,401,000	4,362,834
Realty Income Corporation	4.65	3-15-2047	1,850,000	1,940,003
Regency Centers LP	3.60	2-1-2027	2,050,000	2,040,509
Tanger Properties LP	3.75	12-1-2024	2,528,000	2,531,143
Tanger Properties LP	3.88	12-1-2023	2,699,000	2,725,011
Washington Prime Group LP	5.95	8-15-2024	1,945,000	1,943,359
WEA Finance LLC 144A	3.15	4-5-2022	5,175,000	5,197,929

				58,620,520

Telecommunication Services: 1.17%

Diversified Telecommunication Services: 1.17%
AT&T Incorporated	3.40	5-15-2025	15,374,000	15,056,814
AT&T Incorporated	3.90	8-14-2027	6,183,000	6,139,891
AT&T Incorporated	4.45	4-1-2024	2,656,000	2,802,002
AT&T Incorporated	4.90	8-14-2037	4,125,000	4,108,357
AT&T Incorporated	5.15	2-14-2050	2,590,000	2,563,746
AT&T Incorporated	5.25	3-1-2037	6,225,000	6,480,675
AT&T Incorporated	5.45	3-1-2047	4,450,000	4,687,787
Verizon Communications Incorporated	2.95	3-15-2022	2,935,000	2,951,770
Verizon Communications Incorporated	4.13	3-16-2027	2,990,000	3,108,230
Verizon Communications Incorporated	4.13	8-15-2046	7,946,000	7,211,311
Verizon Communications Incorporated	4.40	11-1-2034	7,307,000	7,341,124
Verizon Communications Incorporated	5.01	8-21-2054	1,956,000	1,972,570

				64,424,277

Utilities: 1.91%

Electric Utilities: 1.79%
Alabama Power Company	3.70	12-1-2047	3,152,000	3,132,085
American Electric Power Company	1.65	12-15-2017	4,828,000	4,828,002
Appalachian Power Company	3.30	6-1-2027	3,070,000	3,081,462
Avangrid Incorporated	3.15	12-1-2024	3,822,000	3,814,745
Baltimore Gas and Electric Company	3.75	8-15-2047	1,970,000	1,976,694
Charter Communications Operating LLC	3.60	9-15-2047	4,768,000	4,769,394
Commonwealth Edison Company	2.95	8-15-2027	4,440,000	4,378,001
Commonwealth Edison Company	3.75	8-15-2047	1,292,000	1,309,533
Duke Energy Carolinas LLC	2.50	3-15-2023	3,215,000	3,200,778
Duke Energy Carolinas LLC	3.88	3-15-2046	1,131,000	1,169,001
Duke Energy Corporation	1.80	9-1-2021	4,420,000	4,305,895
Duke Energy Corporation	3.15	8-15-2027	974,000	961,967
Duke Energy Florida LLC	3.40	10-1-2046	1,905,000	1,810,127
Duquesne Light Holdings Incorporated 144A	3.62	8-1-2027	5,600,000	5,563,480
Georgia Power Company	4.30	3-15-2042	950,000	983,776

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Indiana Michigan Power Company	4.55%	3-15-2046	$2,075,000	$2,301,847
IPALCO Enterprises Incorporated 144A	3.70	9-1-2024	4,925,000	4,903,475
ITC Holdings Corporation 144A	3.35	11-15-2027	8,210,000	8,195,431
New England Power Company 144A%%	3.80	12-5-2047	2,907,000	2,887,407
NiSource Finance Corporation	3.95	3-30-2048	1,148,000	1,147,934
Oklahoma Gas & Electric Company	4.15	4-1-2047	2,194,000	2,347,351
Pacific Gas & Electric Company 144A	3.30	12-1-2027	5,336,000	5,306,347
Pacific Gas & Electric Company	4.00	12-1-2046	1,347,000	1,348,908
PECO Energy Company	3.15	10-15-2025	5,095,000	5,126,941
PPL Electric Utilities Corporation	4.15	10-1-2045	3,413,000	3,720,983
Sierra Pacific Power Company	2.60	5-1-2026	4,485,000	4,326,910
Southern Company	2.45	10-1-2023	2,962,000	2,868,334
Southern Company	4.40	7-1-2046	2,709,000	2,836,275
Southwestern Electric Power Company	3.90	4-1-2045	1,362,000	1,363,833
Southwestern Public Service Company	3.70	8-15-2047	2,921,000	2,930,345
Virginia Electric & Power Company	2.95	11-15-2026	1,898,000	1,873,661

				98,770,922

Multi-Utilities: 0.12%
Dominion Resources Incorporated	1.60	8-15-2019	3,765,000	3,725,690
Dominion Resources Incorporated	2.00	8-15-2021	2,905,000	2,846,973

				6,572,663

Total Corporate Bonds and Notes (Cost $1,177,678,230)				1,188,666,922

Municipal Obligations: 0.64%

California: 0.23%
California Build America Bonds (GO Revenue)	7.60	11-1-2040	3,425,000	5,412,254
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	4,670,000	7,120,489

				12,532,743

Nevada: 0.12%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	4,380,000	6,731,885

New York: 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	6,610,000	7,486,089

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,957,000	2,150,215

Texas: 0.12%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,460,000	6,670,108

Total Municipal Obligations (Cost $29,277,919)				35,571,040

Non-Agency Mortgage-Backed Securities: 5.75%
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,473,591	1,450,916
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	4,881,000	4,824,903
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,161,951

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	45

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33%	11-13-2050	$5,323,000	$5,461,075
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±±	4.96	4-15-2044	3,997,965	4,204,490
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	2,113,788	2,101,810
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	2,857,000	2,864,740
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2	3.59	12-10-2054	2,861,000	2,952,728
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	2,195,000	2,306,858
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	2.03	6-15-2050	1,632,825	1,621,972
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4	3.57	6-15-2050	1,700,000	1,747,651
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	2,014,000	2,064,775
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A2	1.99	4-10-2046	3,470,449	3,471,299
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AAB	2.69	4-10-2046	1,885,000	1,894,708
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A4	3.64	10-10-2047	4,840,000	5,032,504
Citigroup Commercial Mortgage Trust Series 2015-GC129 Class A4	3.19	4-10-2048	2,493,000	2,516,931
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,286,000	2,291,782
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,075,299
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,402,197
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	2,289,000	2,438,983
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	2.12	3-10-2046	1,055,912	1,055,528
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	6,032,000	6,284,416
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	1,663,000	1,729,093
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,747,000	1,842,234
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,230,000	4,415,145
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,080,624
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	506,570	506,225
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	8-10-2050	457,521	456,499
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	75,868	75,752
Commercial Mortgage Trust Series 2013-CR12 Class A3	3.77	10-10-2046	1,384,000	1,455,278
Commercial Mortgage Trust Series 2014-UBS6 Class A5	3.64	12-10-2047	4,020,000	4,170,812
Commercial Mortgage Trust Series 2017-CR2 Class A3	3.51	9-10-2050	1,390,000	1,422,465
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4	3.72	8-15-2048	2,954,000	3,074,142
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	7,385,200	7,729,398
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	893,924
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,261,419
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	495,454	501,688
GS Mortgage Securities Trust Series 2013-GC14 Class AAB	3.82	8-10-2046	6,754,000	7,028,535
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,716,514	1,728,459
GS Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,904,000	2,001,373
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	2,028,361
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78	10-10-2049	3,117,000	3,101,851
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	8,314,473	9,071,514
JPMBB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,513,877
JPMDB Commercial Mortgage Securities Seris 2017-C5 Class ASB	3.49	3-15-2050	861,000	888,709
JPMorgan Chase Commercial Mortgage Securities Corporation Series 201-C30 Class A5	3.82	7-15-2048	5,662,000	5,967,120
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	5,814,738	5,972,447
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A4	3.48	6-15-2045	3,623,000	3,732,148
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A5	2.84	12-15-2047	5,490,738	5,518,410

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67%	1-15-2046	$6,514,273	$6,543,912
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	2,834,752	2,852,901
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,932,000	1,949,232
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,124,378
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class A5	3.77	8-15-2047	4,908,000	5,129,420
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	3,312,000	3,343,715
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	3,156,604	3,111,685
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP5 Class ASB	3.55	3-15-2050	6,129,000	6,346,659
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017JP6 Class ASB	3.28	7-15-2050	2,343,000	2,388,847
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A2 144A	3.62	11-15-2043	327,787	332,169
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,442,036	7,482,166
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	2,053,000	2,071,214
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,965,000	10,865,677
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±±	4.23	7-15-2048	2,875,000	3,031,343
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class ASB	3.56	7-15-2048	2,853,000	2,961,031
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	2,582,000	2,700,637
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71	8-15-2049	2,765,000	2,738,332
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	5,263,000	5,389,881
JPMorgan Mortgage Trust Series 2017-5 Class A1 144A±±	3.19	12-15-2047	28,583,000	28,913,111
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	679,248	680,931
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	229,263	229,221
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	3,712,000	3,894,933
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.54	1-15-2049	1,448,000	1,492,582
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,678,738
Morgan Stanley Capital I Trust Series 2015-UBS8 Class A3	3.54	12-15-2048	2,084,000	2,153,248
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	3,676,728	3,619,757
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,081,101
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	1,837,697	1,823,058
Perpetual Savings Bank Series 1990-1 Class 1 ±±	4.93	3-1-2020	12,102	12,166
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	6,476,565	6,476,160
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	2.19	1-25-2039	1,426,168	1,440,152
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	2.09	7-25-2039	3,609,347	3,643,069
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	1.94	3-26-2040	3,404,622	3,422,990
SoFi Professional Loan Program LLC Series 2017-A Class A2B 144A	2.40	3-26-2040	3,470,000	3,421,774
SoFi Professional Loan Program LLC Series 2017-B Class A2 144A	2.74	5-25-2040	3,938,000	3,934,161
SoFi Professional Loan Program LLC Series 2017-C Class A2B 144A	2.63	7-25-2040	5,627,000	5,602,170

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	47

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65%	9-25-2040	$1,313,000	$1,307,656
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) 144A±	1.74	11-26-2040	3,229,619	3,231,207
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	9,869,000	9,818,176
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	1.76	2-25-2028	26,141	25,863
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	5-10-2063	3,453,000	3,575,818
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	146,577	146,518

Total Non-Agency Mortgage-Backed Securities (Cost $319,079,810)				317,382,777

U.S. Treasury Securities: 32.23%
U.S. Treasury Bond	2.50	2-15-2046	34,137,000	31,866,089
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	35,700,791
U.S. Treasury Bond	2.75	8-15-2047	55,089,000	54,079,752
U.S. Treasury Bond	2.75	11-15-2047	15,745,000	15,467,617
U.S. Treasury Bond	2.88	11-15-2046	40,006,000	40,268,539
U.S. Treasury Bond ##	3.00	11-15-2045	27,871,000	28,753,945
U.S. Treasury Bond	3.00	2-15-2047	40,200,000	41,471,953
U.S. Treasury Bond	3.00	5-15-2047	8,159,000	8,417,156
U.S. Treasury Note ##	1.13	2-28-2021	32,572,000	31,714,440
U.S. Treasury Note ##	1.13	7-31-2021	61,475,000	59,537,097
U.S. Treasury Note ##	1.25	4-30-2019	86,576,000	85,977,408
U.S. Treasury Note	1.25	5-31-2019	49,977,000	49,611,934
U.S. Treasury Note	1.25	8-31-2019	13,556,000	13,433,149
U.S. Treasury Note	1.38	7-31-2019	47,445,000	47,150,322
U.S. Treasury Note	1.38	9-30-2019	80,001,000	79,419,743
U.S. Treasury Note	1.38	8-31-2020	11,893,000	11,731,794
U.S. Treasury Note	1.38	9-30-2020	21,834,000	21,521,842
U.S. Treasury Note	1.50	10-31-2019	58,778,000	58,451,965
U.S. Treasury Note ##	1.50	5-31-2020	39,306,000	38,957,466
U.S. Treasury Note	1.50	7-15-2020	15,393,000	15,246,285
U.S. Treasury Note	1.50	8-15-2020	46,333,000	45,876,910
U.S. Treasury Note	1.50	8-15-2026	87,042,000	80,894,659
U.S. Treasury Note	1.63	7-31-2020	48,736,000	48,414,266
U.S. Treasury Note	1.63	10-15-2020	65,381,000	64,877,873
U.S. Treasury Note	1.75	11-30-2019	6,887,000	6,881,620
U.S. Treasury Note	1.75	11-15-2020	48,600,000	48,389,273
U.S. Treasury Note	1.75	12-31-2020	10,145,000	10,087,538
U.S. Treasury Note ##	1.88	1-31-2022	57,835,000	57,340,240
U.S. Treasury Note	1.88	3-31-2022	48,674,000	48,210,076
U.S. Treasury Note	1.88	4-30-2022	82,228,000	81,399,296
U.S. Treasury Note	1.88	7-31-2022	53,553,000	52,940,069
U.S. Treasury Note	1.88	9-30-2022	5,354,000	5,288,748
U.S. Treasury Note	2.00	10-31-2021	35,231,000	35,166,318
U.S. Treasury Note	2.00	12-31-2021	47,116,000	46,976,124
U.S. Treasury Note	2.00	10-31-2022	70,538,000	70,086,116
U.S. Treasury Note	2.00	11-30-2022	38,302,000	38,037,178
U.S. Treasury Note ##	2.00	11-15-2026	80,882,000	78,202,784
U.S. Treasury Note	2.25	10-31-2024	5,669,000	5,646,191
U.S. Treasury Note	2.25	2-15-2027	31,648,000	31,195,532

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.25%	8-15-2027	$59,379,000	$58,441,925
U.S. Treasury Note «	2.25	11-15-2027	96,599,000	95,157,561

Total U.S. Treasury Securities (Cost $1,791,534,931)				1,778,289,584

Yankee Corporate Bonds and Notes: 4.56%

Consumer Staples: 0.20%

Food & Staples Retailing: 0.20%
Alimentation Couche-Tard Incorporated 144A	2.70	7-26-2022	6,865,000	6,785,627
Alimentation Couche-Tard Incorporated 144A	3.55	7-26-2027	4,105,000	4,081,615

				10,867,242

Energy: 0.91%

Energy Equipment & Services: 0.24%
Schlumberger Limited 144A	2.20	11-20-2020	5,093,000	5,072,679
Schlumberger Limited 144A	2.65	11-20-2022	8,183,000	8,155,577

				13,228,256

Oil, Gas & Consumable Fuels: 0.67%
BP Capital Markets plc	3.59	4-14-2027	3,652,000	3,761,242
BP Capital Markets plc	3.72	11-28-2028	845,000	879,626
Cenovus Energy Incorporated 144A	5.40	6-15-2047	2,038,000	2,076,361
Enbridge Incorporated	2.90	7-15-2022	4,859,000	4,831,324
Enbridge Incorporated	3.70	7-15-2027	1,443,000	1,438,384
Encana Corporation	6.50	2-1-2038	3,156,000	3,908,765
Petroleos Mexicanos Company	2.38	4-15-2025	2,721,750	2,718,190
Petroleos Mexicanos Company	2.46	12-15-2025	6,855,250	6,864,533
Petroleos Mexicanos Company	5.63	1-23-2046	3,706,000	3,471,410
Petroleos Mexicanos Company 144A	6.50	3-13-2027	3,305,000	3,644,589
Petroleos Mexicanos Company	6.75	9-21-2047	2,155,000	2,279,128
Petroleos Mexicanos Company 144A	6.75	9-21-2047	780,000	824,928

				36,698,480

Financials: 2.44%

Banks: 2.09%
Banco Santander SA	3.13	2-23-2023	5,000,000	4,976,395
Banco Santander SA	3.50	4-11-2022	3,785,000	3,856,375
Banco Santander SA	3.80	2-23-2028	3,000,000	2,982,567
Banco Santander SA	4.25	4-11-2027	2,800,000	2,881,679
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	8,760,000	8,658,524
Credit Suisse Group Funding Limited	3.80	9-15-2022	4,255,000	4,393,725
Credit Suisse Group Funding Limited	3.80	6-9-2023	2,440,000	2,521,358
Credit Suisse Group Funding Limited	4.55	4-17-2026	5,375,000	5,747,050
DNB Bank ASA 144A	2.13	10-2-2020	10,800,000	10,714,598
HSBC Holdings plc	2.65	1-5-2022	11,745,000	11,694,253
HSBC Holdings plc (3 Month LIBOR +0.92%) ±	3.03	11-22-2023	5,075,000	5,095,705
HSBC Holdings plc	4.38	11-23-2026	3,388,000	3,524,479
ING Groep NV	3.15	3-29-2022	2,675,000	2,704,038

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	49

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
ING Groep NV	3.95%	3-29-2027	$2,325,000	$2,430,624
Intesa Sanpaolo SpA 144A	3.13	7-14-2022	7,275,000	7,236,607
Intesa Sanpaolo SpA 144A	3.88	7-14-2027	6,020,000	6,022,445
Japan Bank for International Cooperation	1.75	5-28-2020	6,052,000	5,970,035
Japan Bank for International Cooperation	1.88	4-20-2021	2,565,000	2,514,768
Japan Bank for International Cooperation	2.25	2-24-2020	8,380,000	8,372,884
Perrigo Finance Unlimited Company	4.38	3-15-2026	3,615,000	3,737,302
UBS Group Funding Company 144A	2.65	2-1-2022	9,465,000	9,377,184

				115,412,595

Consumer Finance: 0.12%
UBS Group Funding Switzerland 144A	3.49	5-23-2023	6,645,000	6,758,692

Diversified Financial Services: 0.22%
AerCap Ireland Capital Limited	3.50	1-15-2025	6,365,000	6,309,997
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,945,000	2,310,497
Shell International Finance BV	4.00	5-10-2046	3,530,000	3,609,926

				12,230,420

Insurance: 0.01%
XLIT Limited	5.25	12-15-2043	320,000	357,032

Health Care: 0.06%

Pharmaceuticals: 0.06%
Perrigo Finance plc	3.90	12-15-2024	3,417,000	3,479,019

Industrials: 0.15%

Metals & Mining: 0.09%
Corporacion Nacional del Cobre de Chile 144A	3.63	8-1-2027	3,260,000	3,248,427
Corporacion Nacional del Cobre de Chile 144A	4.50	8-1-2047	1,580,000	1,645,744

				4,894,171

Transportation Infrastructure: 0.06%
Mexico City Airport Trust 144A	5.50	7-31-2047	3,520,000	3,530,560

Information Technology: 0.43%

Communications Equipment: 0.17%
Nokia Corporation ADR	3.38	6-12-2022	8,545,000	8,523,638
Nokia Corporation ADR	4.38	6-12-2027	1,135,000	1,125,920

				9,649,558

Internet Software & Services: 0.26%
Alibaba Group Holding Limited %%	2.80	6-6-2023	4,114,000	4,122,254
Alibaba Group Holding Limited %%	3.40	12-6-2027	5,087,000	5,058,498
Alibaba Group Holding Limited %%	4.00	12-6-2037	1,191,000	1,209,972
Alibaba Group Holding Limited %%	4.20	12-6-2047	967,000	975,410
Alibaba Group Holding Limited %%	4.40	12-6-2057	2,791,000	2,838,794

				14,204,928

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.07%

Metals & Mining: 0.07%
Vale Overseas Limited	6.25%	8-10-2026	$3,190,000	$3,700,049

Telecommunication Services: 0.06%

Diversified Telecommunication Services: 0.06%
Telefonica Emisiones SAU	5.21	3-8-2047	2,885,000	3,167,745

Utilities: 0.24%

Electric Utilities: 0.24%
Electricite de France SA 144A	6.00	1-22-2114	4,735,000	5,262,384
Enel Finance International SA 144A	2.75	4-6-2023	8,048,000	7,916,745

				13,179,129

Total Yankee Corporate Bonds and Notes (Cost $249,195,875)				251,357,876

Yankee Government Bonds: 0.97%
Abu Dhabi Government International 144A	2.50	10-11-2022	9,340,000	9,223,362
Abu Dhabi Government International 144A	3.13	10-11-2027	2,960,000	2,908,200
Abu Dhabi Government International 144A	4.13	10-11-2047	4,060,000	4,036,046
Province of Ontario	1.63	1-18-2019	6,045,000	6,025,028
Republic of Chile	3.86	6-21-2047	4,745,000	4,839,900
Republic of Paraguay 144A	6.10	8-11-2044	3,085,000	3,547,750
Saudi International 144A	2.88	3-4-2023	7,390,000	7,287,279
Saudi International 144A	3.63	3-4-2028	3,679,000	3,651,408
Saudi International 144A	4.50	10-26-2046	1,300,000	1,298,653
Saudi International 144A	4.63	10-4-2047	2,225,000	2,271,792
State of Israel	4.50	1-30-2043	1,477,000	1,603,727
United Mexican States	4.60	2-10-2048	3,605,000	3,617,618
United Mexican States	5.75	10-12-2049	3,054,000	3,267,785

Total Yankee Government Bonds (Cost $52,976,484)				53,578,548

	Yield		Shares
Short-Term Investments: 2.89%

Investment Companies: 2.89%
Securities Lending Cash Investment LLC (l)(r)(u)	1.30		50,260,326	50,265,352
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.00		108,987,187	108,987,187

Total Short-Term Investments (Cost $159,252,342)				159,252,539

Total investments in securities (Cost $6,053,773,087)	109.74%	6,055,479,317
Other assets and liabilities, net	(9.74)	(537,468,617)

Total net assets	100.00%	$5,518,010,700

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	51

CORE BOND PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	109,666,213	1,343,156,994	1,402,562,881	50,260,326	$0	$0	$53,739	$50,265,352
Wells Fargo Government Money Market Fund Select Class	85,527,614	2,025,539,402	2,002,079,829	108,987,187	0	0	244,346	108,987,187

					$0	$0	$298,085	$159,252,539	2.89%

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 17.60%

Consumer Discretionary: 0.28%

Specialty Retail: 0.28%
Ceconomy AG	30,658	$402,456

Consumer Staples: 3.97%

Beverages: 0.46%
The Coca-Cola Company	14,277	653,458

Food & Staples Retailing: 0.85%
Metro AG †	20,794	406,174
Wal-Mart Stores Incorporated	4,141	402,629
Walgreens Boots Alliance Incorporated	5,671	412,622

		1,221,425

Food Products: 1.25%
Health & Happiness International Holdings Limited †	98,000	537,672
Marine Harvest ASA	21,439	378,135
Mondelez International Incorporated Class A	7,465	320,547
The Hershey Company	1,916	212,542
The Kraft Heinz Company	4,112	334,593

		1,783,489

Household Products: 0.91%
Church & Dwight Company Incorporated	6,868	323,414
The Clorox Company	1,673	233,032
The Procter & Gamble Company	8,335	750,067

		1,306,513

Personal Products: 0.14%
The Estee Lauder Companies Incorporated Class A	1,613	201,351

Tobacco: 0.36%
Philip Morris International	4,992	512,925

Energy: 4.43%

Energy Equipment & Services: 0.38%
Halliburton Company	8,300	346,774
Schlumberger Limited	3,112	195,589

		542,363

Oil, Gas & Consumable Fuels: 4.05%
Anadarko Petroleum Corporation	3,903	187,695
BP plc	120,226	800,733
Chevron Corporation	8,254	982,143
Concho Resources Incorporated †	2,385	333,566
Cosan Limited Class A	114,111	1,056,668
Eni SpA	33,641	553,420
EOG Resources Incorporated	6,124	626,608

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	53

REAL RETURN PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corporation	6,327	$446,054
Phillips 66 Company	3,269	318,924
Pioneer Natural Resources Company	2,122	331,117
RSP Permian Incorporated †	4,299	157,902

		5,794,830

Health Care: 0.66%

Pharmaceuticals: 0.66%
Bayer AG	7,395	943,921

Materials: 5.16%

Chemicals: 2.24%
Axalta Coating Systems Limited †	8,613	272,688
DowDuPont Incorporated	5,150	370,594
Ecolab Incorporated	2,110	286,791
International Flavors & Fragrances Incorporated	857	133,212
LyondellBasell Industries NV Class A	3,650	382,155
OCI NV «†	34,605	774,898
Sasol Limited	18,069	567,487
The Sherwin-Williams Company	1,038	414,598

		3,202,423

Construction Materials: 0.11%
Martin Marietta Materials Incorporated	777	161,919

Containers & Packaging: 0.12%
Crown Holdings Incorporated †	2,991	178,652

Metals & Mining: 2.69%
Agnico Eagle Mines Limited	5,300	231,663
Alamos Gold Incorporated Class A	8,800	55,931
B2Gold Corporation †	71,000	181,056
Barrick Gold Corporation	6,850	94,393
Detour Gold Corporation †	15,500	168,198
Endeavour Mining Corporation †	3,400	61,535
Franco-Nevada Corporation	2,100	171,089
Fresnillo plc	9,500	165,990
Goldcorp Incorporated-U.S. Exchange Traded Shares	29,977	378,909
IAMGOLD Corporation †	17,000	92,633
Kinross Gold Corporation †	44,000	183,824
Kirkland Lake Gold Limited	5,000	72,046
Lundin Mining Corporation	107,049	623,965
Newcrest Mining Limited	7,400	129,895
Newmont Mining Corporation	6,600	244,134
Pretium Resources Incorporated †	6,500	69,678
Randgold Resources Limited ADR	2,600	238,576
Royal Gold Incorporated	5,001	413,683
Semafo Incorporated †	13,000	32,144
Steel Dynamics Incorporated	6,100	234,850

		3,844,192

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name			Shares	Value

Real Estate: 3.10%

Equity REITs: 3.10%
Alexandria Real Estate Equities Incorporated			1,463	$185,889
American Homes 4 Rent Class A			8,494	182,451
American Tower Corporation			3,153	453,811
AvalonBay Communities Incorporated			1,165	211,249
Boston Properties Incorporated			1,243	155,847
Camden Property Trust			1,988	181,465
Equinix Incorporated			848	393,888
Essex Property Trust Incorporated			928	229,207
Host Hotels & Resorts Incorporated			12,334	244,090
Hudson Pacific Properties Incorporated			6,702	238,792
Mid-America Apartment Communities Incorporated			2,119	217,070
Physicians Realty Trust			22,116	395,213
Prologis Incorporated			4,868	322,408
Public Storage Incorporated			935	199,267
Retail Opportunity Investment Corporation			11,427	223,626
Simon Property Group Incorporated			2,169	350,836
Ventas Incorporated			3,839	245,734

				4,430,843

Total Common Stocks (Cost $23,207,641)				25,180,760

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 8.92%

Consumer Discretionary: 2.86%

Auto Components: 0.10%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$100,000	102,500
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	27,281
Cooper Tire & Rubber Company	8.00	12-15-2019	20,000	22,050

				151,831

Diversified Consumer Services: 0.14%
Service Corporation International	5.38	1-15-2022	100,000	102,625
TRI Pointe Group Incorporated	4.38	6-15-2019	92,000	93,840

				196,465

Hotels, Restaurants & Leisure: 0.67%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	205,000	215,539
International Game Technology plc 144A	5.63	2-15-2020	200,000	210,250
MGM Resorts International	5.25	3-31-2020	165,000	173,663
MGM Resorts International	6.75	10-1-2020	120,000	131,213
NCL Corporation Limited 144A	4.75	12-15-2021	220,000	227,700

				958,365

Household Durables: 0.37%
CalAtlantic Group Incorporated	6.63	5-1-2020	165,000	179,438
KB Home	4.75	5-15-2019	60,000	61,275

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	55

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Household Durables (continued)
Lennar Corporation	4.50%	6-15-2019	$150,000	$153,750
Lennar Corporation	4.50	11-15-2019	50,000	51,438
Pulte Group Incorporated	4.25	3-1-2021	80,000	82,968

				528,869

Internet & Direct Marketing Retail: 0.18%
Netflix Incorporated	5.38	2-1-2021	250,000	265,000

Media: 0.86%
Cable One Incorporated 144A	5.75	6-15-2022	260,000	269,100
CSC Holdings LLC	7.63	7-15-2018	75,000	76,500
DISH DBS Corporation	4.25	4-1-2018	90,000	90,666
DISH DBS Corporation	7.88	9-1-2019	125,000	133,776
Lin Television Corporation	5.88	11-15-2022	45,000	46,856
National CineMedia LLC	6.00	4-15-2022	100,000	101,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	105,000	108,675
Outfront Media Capital Corporation	5.25	2-15-2022	95,000	97,671
Scientific Games International Incorporated 144A	7.00	1-1-2022	80,000	84,400
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	103,750
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	55,000	55,424
TEGNA Incorporated	5.13	10-15-2019	27,000	27,371
TEGNA Incorporated	5.13	7-15-2020	30,000	30,788

				1,226,227

Multiline Retail: 0.07%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	102,000

Specialty Retail: 0.38%
Gap Incorporated	5.95	4-12-2021	100,000	107,977
Group 1 Automotive Incorporated	5.00	6-1-2022	85,000	87,656
L Brands Incorporated	6.63	4-1-2021	195,000	214,521
Penske Auto Group Incorporated	3.75	8-15-2020	20,000	20,325
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	113,300

				543,779

Textiles, Apparel & Luxury Goods: 0.09%
The William Carter Company	5.25	8-15-2021	120,000	123,450

Consumer Staples: 0.18%

Food Products: 0.18%
B&G Foods Incorporated	4.63	6-1-2021	155,000	157,372
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	101,750

				259,122

Energy: 0.79%

Oil, Gas & Consumable Fuels: 0.79%
DCP Midstream Operating LP	2.70	4-1-2019	100,000	99,375
DCP Midstream Operating LP 144A	5.35	3-15-2020	100,000	103,500

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC 144A	5.63%	4-15-2020	$105,000	$109,988
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	125,000	129,025
Sabine Pass Liquefaction LLC	5.63	2-1-2021	355,000	381,420
Targa Resources Partners LP	4.13	11-15-2019	160,000	161,200
Tesoro Logistics LP	5.50	10-15-2019	75,000	78,540
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,040

				1,129,088

Financials: 0.85%

Banks: 0.21%
CIT Group Incorporated	3.88	2-19-2019	300,000	304,680

Consumer Finance: 0.53%
Ally Financial Incorporated	3.75	11-18-2019	155,000	157,713
Ally Financial Incorporated	6.25	12-1-2017	60,000	60,000
Navient Corporation	5.50	1-15-2019	225,000	230,513
OneMain Financial Group LLC 144A	7.25	12-15-2021	160,000	166,112
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	137,194

				751,532

Real Estate Management & Development: 0.11%
Realogy Group LLC 144A	4.50	4-15-2019	100,000	102,000
Realogy Group LLC 144A	5.25	12-1-2021	50,000	52,000

				154,000

Health Care: 0.74%

Health Care Equipment & Supplies: 0.18%
Hologic Incorporated 144A	5.25	7-15-2022	95,000	99,156
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	155,000	162,347

				261,503

Health Care Providers & Services: 0.56%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	162,000	161,820
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	70,000	72,188
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	55,000	57,739
HCA Incorporated	6.50	2-15-2020	155,000	166,431
Lifepoint Hospitals Incorporated	5.50	12-1-2021	110,000	111,238
Select Medical Corporation	6.38	6-1-2021	155,000	159,069
Tenet Healthcare Corporation	6.00	10-1-2020	65,000	68,494

				796,979

Industrials: 0.95%

Aerospace & Defense: 0.34%
Alcoa Incorporated	6.15	8-15-2020	100,000	107,640
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	170,000	174,420
Moog Incorporated 144A	5.25	12-1-2022	200,000	207,750

				489,810

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	57

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Airlines: 0.14%
American Airlines Group Incorporated	6.13%	6-1-2018	$100,000	$101,750
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	101,750

				203,500

Commercial Services & Supplies: 0.07%
Clean Harbors Incorporated	5.13	6-1-2021	100,000	101,250

Machinery: 0.18%
CNH Industrial Capital LLC	3.88	7-16-2018	245,000	247,450

Trading Companies & Distributors: 0.22%
Aircastle Limited	4.63	12-15-2018	100,000	101,750
Aircastle Limited	6.25	12-1-2019	200,000	213,000

				314,750

Information Technology: 0.72%

Electronic Equipment, Instruments & Components: 0.17%
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	40,000	40,514
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	76,054
Sanmina Corporation 144A	4.38	6-1-2019	105,000	107,756
Zebra Technologies Corporation	7.25	10-15-2022	20,000	21,090

				245,414

Internet Software & Services: 0.09%
Match Group Incorporated	6.75	12-15-2022	120,000	123,000

Software: 0.11%
CDK Global Incorporated	3.80	10-15-2019	110,000	112,063
Symantec Corporation	4.20	9-15-2020	50,000	51,361

				163,424

Technology Hardware, Storage & Peripherals: 0.35%
EMC Corporation	2.65	6-1-2020	275,000	271,790
NCR Corporation	4.63	2-15-2021	80,000	80,400
Western Digital Corporation 144A	7.38	4-1-2023	130,000	141,375

				493,565

Materials: 0.65%

Chemicals: 0.15%
CF Industries Incorporated	6.88	5-1-2018	145,000	147,900
Huntsman International LLC	4.88	11-15-2020	65,000	67,925

				215,825

Containers & Packaging: 0.18%
Ball Corporation	4.38	12-15-2020	160,000	166,400
Reynolds Group Issuer Incorporated	5.75	10-15-2020	85,000	86,434

				252,834

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 0.32%
Freeport-McMoRan Incorporated	3.10%	3-15-2020	$160,000	$160,200
United States Steel Corporation 144A	8.38	7-1-2021	270,000	294,975

				455,175

Real Estate: 0.59%

Equity REITs: 0.45%
CoreCivic Incorporated	4.13	4-1-2020	230,000	234,853
Equinix Incorporated	5.38	1-1-2022	120,000	124,950
Sabra Health Care REIT Incorporated	5.50	2-1-2021	150,000	154,688
VEREIT Operating Partnership LP	3.00	2-6-2019	120,000	120,748
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,396

				645,635

Real Estate Management & Development: 0.14%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	195,000	198,623

Telecommunication Services: 0.59%

Diversified Telecommunication Services: 0.15%
CenturyLink Incorporated	5.63	4-1-2020	90,000	90,225
Hughes Satellite Systems Corporation	6.50	6-15-2019	115,000	120,894

				211,119

Wireless Telecommunication Services: 0.44%
SBA Communications Corporation 144A	4.00	10-1-2022	80,000	80,400
Sprint Communications Incorporated 144A	9.00	11-15-2018	295,000	311,594
Sprint Spectrum LP 144A	3.36	3-20-2023	65,000	65,507
T-Mobile USA Incorporated	6.13	1-15-2022	50,000	51,750
T-Mobile USA Incorporated	6.63	4-1-2023	125,000	130,738

				639,989

Total Corporate Bonds and Notes (Cost $12,799,141)				12,754,253

Loans: 3.49%

Consumer Discretionary: 0.50%

Auto Components: 0.04%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	3.35	9-23-2022	56,145	56,523

Household Products: 0.25%
Michaels Stores Incorporated (1 Month LIBOR +2.75%) ±<	4.07	1-30-2023	230,783	228,563
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	3.85	11-8-2023	133,988	134,197

				362,760

Media: 0.19%
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	3.60	7-28-2025	129,675	128,648
Live Nation Entertainment Incorporated (1 Month LIBOR +2.25%) ±	3.63	10-31-2023	139,649	140,522

				269,170

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	59

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.02%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.50%) ±‡	3.88%	7-5-2024	$25,000	$24,906

Consumer Staples: 0.18%

Food Products: 0.18%
Pinnacle Foods Incorporated (1 Month LIBOR +2.00%) ±	3.24	2-2-2024	59,550	59,866
Post Holdings Incorporated (1 Month LIBOR +2.25%) ±	3.60	5-24-2024	124,688	125,096
Prestige Brands Incorporated (1 Month LIBOR +2.75%) ±	4.10	1-26-2024	74,874	75,236

				260,198

Financials: 0.28%

Diversified Financial Services: 0.28%
Delos Finance SARL (3 Month LIBOR +2.00%) ±	3.33	10-6-2023	200,000	201,438
LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	3.65	9-23-2024	196,686	197,095

				398,533

Health Care: 0.31%

Health Care Providers & Services: 0.22%
HCA Incorporated (1 Month LIBOR +2.00%) ±	3.35	3-17-2023	89,550	89,819
Select Medical Corporation (3 Month LIBOR +3.50%) ±	4.85	3-1-2021	54,725	55,249
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.60	9-2-2024	90,000	88,594
TeamHealth Incorporated (1 Month LIBOR +2.75%) ±	4.10	2-6-2024	79,600	77,760

				311,422

Health Care Technology: 0.03%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.10	3-1-2024	44,775	44,876

Pharmaceuticals: 0.06%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	5.63	4-29-2024	89,775	90,304

Industrials: 0.98%

Airlines: 0.14%
Delta Air Lines Incorporated (1 Month LIBOR +2.50%) ±	3.85	8-24-2022	132,300	133,193
United Airlines Incorporated (3 Month LIBOR +2.00%) ±	3.38	4-1-2024	69,650	69,781

				202,974

Commercial Services & Supplies: 0.50%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.45	11-10-2023	98,902	98,953
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.35	3-28-2024	56,425	56,654
Columbus McKinnon Corporation (3 Month LIBOR +3.00%) ±‡	4.33	1-31-2024	59,197	59,567
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	3.63	3-11-2021	151,178	151,744
Multi-Color Corporation (1 Month LIBOR +2.25%) ±<	0.00	10-31-2024	180,000	181,575
Sensata Technologies BV (1 Month LIBOR +1.75%) ±	2.99	10-14-2021	160,000	160,485

				708,978

Communications Equipment: 0.34%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±<	3.35	1-3-2021	353,316	354,333
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	3.75	1-31-2026	135,000	134,916

				489,249

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.61%

Communications Equipment: 0.06%
CommScope Incorporated (3 Month LIBOR +2.00%) ±	3.38%	12-29-2022	$88,238	$88,680

Electronic Equipment, Instruments & Components: 0.12%
Dell Incorporated (1 Month LIBOR +2.00%) ±	3.35	9-7-2023	41,002	41,012
Zebra Technologies Corporation (3 Month LIBOR +2.00%) ±	3.37	10-27-2021	130,553	130,952

				171,964

Internet Software & Services: 0.18%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	4.50	10-19-2023	54,450	54,705
Zayo Group LLC (1 Month LIBOR +2.25%) ±	3.56	1-19-2024	195,805	196,293

				250,998

IT Services: 0.10%
First Data Corporation (1 Month LIBOR +2.25%) ±	3.56	7-8-2022	141,619	141,611

Semiconductors & Semiconductor Equipment: 0.15%
Micron Technology Incorporated (3 Month LIBOR +2.00%) ±	3.39	4-26-2022	219,799	221,503

Materials: 0.38%

Chemicals: 0.17%
Ashland LLC (3 Month LIBOR +2.00%) ±	3.30	5-24-2024	54,863	55,045
Huntsman International LLC (1 Month LIBOR +3.00%) ±‡	4.35	4-1-2023	37,155	37,387
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±<	0.00	3-31-2024	145,434	145,550

				237,982

Containers & Packaging: 0.21%
Berry Plastics Corporation (1 Month LIBOR +2.00%) ±<	3.41	2-8-2020	271,176	271,448
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.10	2-5-2023	29,701	29,833

				301,281

Real Estate: 0.08%

Equity REITs: 0.08%
MGM Growth Properties LLC (1 Month LIBOR +2.25%) ±	3.60	4-25-2023	113,559	114,005

Telecommunication Services: 0.17%

Diversified Telecommunication Services: 0.09%
Level 3 Financing Incorporated (3 Month LIBOR +2.25%) ±	3.70	2-22-2024	129,470	129,308

Wireless Telecommunication Services: 0.08%
SBA Communications Corporation (1 Month LIBOR +2.25%) ±	3.60	3-24-2021	119,077	119,358

Total Loans (Cost $5,005,638)				4,996,583

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	61

REAL RETURN PORTFOLIO

Security name		Expiration date	Shares	Value

Participation Notes: 0.39%

Financials: 0.39%

Capital Markets: 0.39%
UBS AG (Kweichow Moutai Company Limited) †(a)		8-15-2018	5,800	$554,465

Total Participation Notes (Cost $430,489)				554,465

	Interest rate	Maturity date	Principal

U.S. Treasury Securities: 65.88%
TIPS	0.13%	4-15-2019	$1,848,296	1,840,234
TIPS	0.13	4-15-2020	4,478,565	4,457,653
TIPS	0.13	4-15-2021	3,894,163	3,866,706
TIPS	0.13	1-15-2022	3,592,571	3,570,415
TIPS	0.13	4-15-2022	2,587,536	2,563,285
TIPS	0.13	7-15-2022	4,775,340	4,752,499
TIPS	0.13	1-15-2023	3,720,538	3,677,422
TIPS	0.13	7-15-2024	3,621,926	3,559,067
TIPS	0.13	7-15-2026	3,067,940	2,966,234
TIPS	0.25	1-15-2025	3,630,987	3,572,976
TIPS	0.38	7-15-2023	3,695,529	3,707,041
TIPS	0.38	7-15-2025	3,626,561	3,602,918
TIPS	0.38	1-15-2027	3,039,260	2,983,451
TIPS	0.38	7-15-2027	2,057,993	2,023,803
TIPS	0.63	7-15-2021	3,257,357	3,313,197
TIPS	0.63	1-15-2024	3,685,806	3,733,760
TIPS	0.63	1-15-2026	3,266,303	3,288,550
TIPS	0.63	2-15-2043	1,218,252	1,150,232
TIPS	0.75	2-15-2042	1,654,562	1,614,775
TIPS	0.75	2-15-2045	2,048,762	1,979,507
TIPS	0.88	2-15-2047	2,039,489	2,036,472
TIPS	1.00	2-15-2046	1,504,953	1,546,465
TIPS	1.13	1-15-2021	3,068,432	3,155,887
TIPS	1.25	7-15-2020	2,681,797	2,765,569
TIPS	1.38	1-15-2020	1,746,005	1,789,797
TIPS	1.38	2-15-2044	1,847,693	2,060,089
TIPS	1.75	1-15-2028	1,389,981	1,545,127
TIPS	1.88	7-15-2019	1,438,921	1,482,694
TIPS	2.00	1-15-2026	2,548,847	2,843,638
TIPS	2.13	1-15-2019	477,001	486,640
TIPS	2.13	2-15-2040	753,548	953,951
TIPS	2.13	2-15-2041	940,945	1,198,115
TIPS	2.38	1-15-2025	2,382,708	2,698,521
TIPS	2.38	1-15-2027	1,401,125	1,623,605
TIPS	2.50	1-15-2029	1,350,545	1,617,706
TIPS	3.38	4-15-2032	542,213	738,951
TIPS	3.63	4-15-2028	1,182,464	1,535,960
TIPS	3.88	4-15-2029	1,433,579	1,931,318

Total U.S. Treasury Securities (Cost $93,751,544)				94,234,230

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Income Funds	Portfolio of investments—November 30, 2017 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 0.91%

Consumer Discretionary: 0.07%

Automobiles: 0.07%
Jaguar Land Rover Automotive plc 144A	4.13%	12-15-2018	$100,000	$101,483

Financials: 0.20%

Banks: 0.15%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	125,000	128,594
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	81,016

				209,610

Diversified Financial Services: 0.05%
Virgin Media Finance plc	5.25	1-15-2021	75,000	79,500

Health Care: 0.37%

Pharmaceuticals: 0.37%
Mallinckrodt International Finance SA	3.50	4-15-2018	105,000	104,475
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	250,000	242,062
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	180,000	189,000

				535,537

Information Technology: 0.11%

Communications Equipment: 0.02%
Nokia Corporation	5.38	5-15-2019	31,000	32,008

Semiconductors & Semiconductor Equipment: 0.09%
NXP BV / NXP Funding LLC 144A	3.75	6-1-2018	120,000	120,570

Materials: 0.16%

Metals & Mining: 0.16%
ArcelorMittal	6.00	3-1-2021	205,000	221,170

Total Yankee Corporate Bonds and Notes (Cost $1,304,599)				1,299,878

	Yield		Shares
Short-Term Investments: 3.58%

Investment Companies: 3.55%
Securities Lending Cash Investment LLC (l)(r)(u)	1.29		561,994	562,051
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.00		4,513,660	4,513,660

				5,075,711

			Principal
U.S. Treasury Securities: 0.03%
U.S. Treasury Bill (z)#	0.76	12-14-2017	$50,000	49,984

Total Short-Term Investments (Cost $5,125,693)				5,125,695

Total investments in securities (Cost $141,624,745)	100.77%	144,145,864
Other assets and liabilities, net	(0.77)	(1,101,637)

Total net assets	100.00%	$143,044,227

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo Income Funds	63

REAL RETURN PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.

‡	Security is valued using significant unobservable inputs.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for unfunded loans.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	3	11-29-2017	$374,063	$372,141	$0	$(1,922)
Short
U.S. Ultra Bond	(2)	11-20-2017	(332,413)	(329,750)	2,663	0
2-Year U.S. Treasury Notes	(19)	11-20-2017	(4,076,064)	(4,073,719)	2,345	0
5-Year U.S. Treasury Notes	(4)	11-20-2017	(466,445)	(465,375)	1,070	0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	213,729	3,122,413	2,774,148	561,994	$(24)	$0	$3,701	$562,051
Wells Fargo Government Money Market Fund Select Class	3,404,176	73,628,070	72,518,586	4,513,660	0	0	16,952	4,513,660

					$(24)	$0	$20,653	$5,075,711	3.55%

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Income Funds	Statements of assets and liabilities—November 30, 2017 (unaudited)

	Core Bond Portfolio	Real Return Portfolio

Assets
Investments in unaffiliated securities (including securities on loan), at value (see cost below)	$5,894,696,145	$139,070,153
Investments in affiliated securities, at value (see cost below)	159,252,539	5,075,711
Cash	14,893,583	135,102
Receivable for investments sold	715,603,764	0
Principal paydown receivable	82,923	0
Receivable for dividends and interest	25,183,965	494,487
Receivable for daily variation margin on open futures contracts	0	4,375
Receivable for securities lending income	46,724	55
Prepaid expenses and other assets	110,185	2,498

Total assets	6,809,869,828	144,782,381

Liabilities
Payable for investments purchased	1,239,957,501	1,122,657
Payable upon receipt of securities loaned	50,259,982	562,074
Management fee payable	1,553,187	33,324
Trustees’ fees and expenses payable	2,308	2,295
Payable for daily variation margin on open futures contracts	0	1,266
Accrued expenses and other liabilities	86,150	16,538

Total liabilities	1,291,859,128	1,738,154

Total net assets	$5,518,010,700	$143,044,227

Investments in unaffiliated securities, at cost	$5,894,493,620	$136,549,034

Investments in affiliated securities, at cost	$159,252,342	$5,075,711

Securities on loan, at value	$49,109,601	$538,093

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2017 (unaudited)	Wells Fargo Income Funds	65

	Core Bond Portfolio	Real Return Portfolio

Investment income
Interest	$65,934,185	$1,293,318
Dividends*	0	202,388
Income from affiliated securities	244,346	16,952
Securities lending income from affiliates, net	53,739	3,701

Total investment income	66,232,270	1,516,359

Expenses
Management fee	9,288,854	211,091
Custody and accounting fees	125,944	7,183
Professional fees	39,202	23,413
Shareholder report expenses	2,033	1,717
Trustees’ fees and expenses	10,722	10,627
Other fees and expenses	11,526	4,788

Total expenses	9,478,281	258,819
Less: Fee waivers and/or expense reimbursements	(52,092)	(34,628)

Net expenses	9,426,189	224,191

Net investment income	56,806,081	1,292,168

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	16,377,373	(282,494)
Affiliated securities	0	(24)
Futures transactions	0	23,408

Net realized gain (losses) on investments	16,377,373	(259,110)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(34,147,561)	251,004
Futures transactions	0	5,444

Net change in unrealized gains (losses) on investments	(34,147,561)	256,448

Net realized and unrealized gains (losses) on investments	(17,770,188)	(2,662)

Net increase in net assets resulting from operations	$39,035,893	$1,289,506

* Net of foreign dividend withholding taxes in the amount of	$0	$9,288

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Income Funds	Statements of changes in net assets

	Core Bond Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$56,806,081	$95,331,543
Net realized gains (losses) on investments	16,377,373	(15,997,975)
Net change in unrealized gains (losses) on investments	(34,147,561)	(1,098,782)

Net increase in net assets resulting from operations	39,035,893	78,234,786

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	427,993,948	1,503,144,065
Withdrawals	(139,564,963)	(731,668,087)

Net increase in net assets resulting from capital share transactions	288,428,985	771,475,978

Total increase in net assets	327,464,878	849,710,764

Net assets
Beginning of period	5,190,545,822	4,340,835,058

End of period	$5,518,010,700	$5,190,545,822

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Income Funds	67

	Real Return Portfolio
	Six months ended November 30, 2017 (unaudited)	Year ended May 31, 2017

Operations
Net investment income	$1,292,168	$1,793,711
Net realized losses on investments	(259,110)	76,421
Net change in unrealized gains (losses) on investments	256,448	(10,813)

Net increase in net assets resulting from operations	1,289,506	1,859,319

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	75,660,934	36,734,228
Withdrawals	(23,500,068)	(13,097,573)

Net increase in net assets resulting from capital share transactions	52,160,866	23,636,655

Total increase in net assets	53,450,372	25,495,974

Net assets
Beginning of period	89,593,855	64,097,881

End of period	$143,044,227	$89,593,855

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Income Funds	Financial highlights

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

Core Bond Portfolio
Six months ended November 30, 2017 (unaudited)	2.10%	0.35%	0.35%	0.75%	270%
Year ended May 31, 2017	1.87%	0.35%	0.35%	1.89%	614%
Year ended May 31, 2016	1.86%	0.36%	0.35%	2.78%	667%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%

Real Return Portfolio
Six months ended November 30, 2017 (unaudited)	2.45%	0.49%	0.43%	1.16%	19%
Year ended May 31, 2017	2.36%	0.52%	0.44%	2.65%	25%
Year ended May 31, 2016	1.45%	0.56%	0.44%	1.29%	29%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	69

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”) and Wells Fargo Real Return Portfolio (“Real Return Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolios’ Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2017, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Fund Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs

70	Wells Fargo Income Funds	Notes to financial statements (unaudited)

used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Participation notes

Each Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Security loans

Each Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

Each Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income from affiliates (net of fees and rebates) on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

Each Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights

Notes to financial statements (unaudited)	Wells Fargo Income Funds	71

against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to interest rate risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

72	Wells Fargo Income Funds	Notes to financial statements (unaudited)

As of November 30, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Core Bond Portfolio	$6,067,126,333	$36,355,318	$(48,002,334)	$(11,647,016)
Real Return Portfolio	141,628,350	3,431,356	(909,686)	2,521,670

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2017:

Core Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,580,320,675	$0	$1,580,320,675

Asset-backed securities	0	691,059,356	0	691,059,356

Corporate bonds and notes	0	1,188,666,922	0	1,188,666,922

Municipal obligations	0	35,571,040	0	35,571,040

Non-agency mortgage-back securities	0	317,382,777	0	317,382,777

U.S. Treasury securities	1,778,289,584	0	0	1,778,289,584

Yankee corporate bonds and notes	0	251,357,876	0	251,357,876

Yankee government bonds	0	53,578,548	0	53,578,548

Short-term investments
Investment companies	108,987,187	0	0	108,987,187
Investments measured at net asset value*				50,265,352
Total assets	$1,887,276,771	$4,117,937,194	$0	$6,055,479,317

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $50,265,352 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	73

Real Return Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$402,456	$0	$0	$402,456
Consumer staples	5,679,161	0	0	5,679,161
Energy	6,337,193	0	0	6,337,193
Health care	943,921	0	0	943,921
Materials	7,387,186	0	0	7,387,186
Real estate	4,430,843	0	0	4,430,843

Corporate bonds and notes	0	12,754,253	0	12,754,253

Loans	0	4,874,723	121,860	4,996,583

Participation notes
Financials		554,465	0	554,465

U.S. Treasury securities	94,234,230	0	0	94,234,230

Yankee corporate bonds and notes	0	1,299,878	0	1,299,878

Short-term investments
Investment companies	4,513,660	0	0	4,513,660
U.S. Treasury securities	49,984	0	0	49,984
Investments measured at net asset value*				562,051
	123,978,634	19,483,319	121,860	144,145,864

Futures contracts	4,375	0	0	4,375
Total assets	$123,983,009	$19,483,319	$121,860	$144,150,239
Liabilities

Futures contracts	$1,266	$0	$0	$1,266
Total liabilities	$1,266	$0	$0	$1,266

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $562,051 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Core Bond Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3. Real Return Portfolio did not have any transfers into/out of Level 1 and no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of each Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.29% as the average daily net assets of each Portfolio increase. Prior to October 1, 2017, Funds Management received a fee at an annual rate which started at 0.40% and declined to 0.30% as the average daily net assets of each Portfolio increased. For the six months ended November 30, 2017, the advisory fee for Core Bond Portfolio and Real Return Portfolio was equivalent to an annual rate of 0.34% and 0.40%, respectively, of each Portfolio’s average daily net assets.

74	Wells Fargo Income Funds	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to each Portfolio. The fees for subadvisory services are borne by Funds Management. WellsCap is the subadviser to each Portfolio. The subadviser is entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Subadvisory fee
	starting at	declining to
Core Bond Portfolio	0.20%	0.10%
Real Return Portfolio	0.28	0.18

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Interfund transactions

The Portfolios may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2017 were as follows:

	Purchases at cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Core Bond Portfolio	$14,029,495,466	$2,082,601,879	$13,659,733,800	$1,978,544,495
Real Return Portfolio	47,866,597	26,201,535	12,956,955	7,196,373

As of November 30, 2017, Real Return Portfolio had unfunded term loan commitments of $687,109.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2017, Real Return Portfolio entered into futures contract to speculate on interest rates and to help manage the duration of its portfolio. Real Return Portfolio had an average notional amount of $379,974 in long futures contracts and $4,884,432 in short futures contracts during the six months ended November 30, 2017.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Real Return Portfolio	JPMorgan	$4,375	$(1,266)	$0	$3,109

Notes to financial statements (unaudited)	Wells Fargo Income Funds	75

	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Real Return Portfolio	JPMorgan	$1,266	$(1,266)	$0	$0

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

76	Wells Fargo Income Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Income Funds	77

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

78	Wells Fargo Income Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Income Funds	79
*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

80	Wells Fargo Income Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

307651 01-18 SILD/SAR103 11-17

Semi-Annual Report

November 30, 2017

WealthBuilderSM Funds

∎	Wells Fargo WealthBuilder Conservative Allocation Fund

∎	Wells Fargo WealthBuilder Equity Fund

∎	Wells Fargo WealthBuilder Growth Allocation Fund

∎	Wells Fargo WealthBuilder Growth Balanced Fund

∎	Wells Fargo WealthBuilder Moderate Balanced Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo WealthBuilder Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo WealthBuilder Funds for the six-month period that ended November 30, 2017. In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks returned 10.89% and 9.38%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net),2 respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 0.68% and the Bloomberg Barclays Municipal Bond Index4 returned 0.40%.

Global growth strengthened in June and through the third quarter of 2017, and investment markets generally advanced.

From June through September, most stock markets worldwide moved higher and were at or near all-time highs as September ended. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. Global commodity prices climbed; oil prices rebounded, partly due to a better balance between supply and demand. While North Korea’s missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on stock returns.

In the U.S., economic data released in the third quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, after raising the target interest rate by a quarter percentage point in June—to a range of 1.00 to 1.25%—the Federal Reserve (Fed) chose to maintain that target throughout the third quarter, noting that inflation had remained below the Fed’s 2.00% objective. Reflecting continued confidence in the U.S. economy, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October.

Outside the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which has led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. Also, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo WealthBuilder Funds	3

Positive economic and market news generally continued into October and November.

October proved to be a strong month for U.S. stocks. The S&P 500 Index delivered 11 record closes amid rising consumer confidence and signs the economy was continuing to gain momentum, including news in late October that economic output was estimated to have grown at a 3.0% annual rate in the third quarter. At its October meeting, the Fed, in a unanimous vote, left short-term interest rates unchanged but signaled it could make another rate increase before the end of 2017 if the economy remains on track. The Fed also began the process of unwinding its quantitative easing program. Outside the U.S., international stocks generally delivered positive results in October as global economic growth continued to strengthen.

Economic data released in November indicated that the U.S. economy was continuing its steady expansion, even though inflation remained low. The U.S. Bureau of Economic Analysis raised its estimate of third-quarter economic growth to 3.3% during November, consumers increased their spending, and U.S. companies continued to deliver solid earnings gains. As November ended, major U.S. stock indexes climbed to record levels, propelled by investors’ rising confidence that the U.S.

Senate would pass its version of a tax-overhaul bill. The optimism led many investors to sell U.S. Treasury bonds in order to purchase stocks, which pushed government bond yields higher. Outside the U.S., stock markets generally delivered favorable monthly results, and economies continued to improve. Within the eurozone, for example, accelerating growth and falling unemployment helped boost the eurozone economic indicator to its highest level in 17 years in November.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Conservative Allocation Fund

Investment objective

The Fund seeks current income with a secondary emphasis on capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WCAFX)	2-10-2017	0.81	1.70	2.39	6.96	2.92	3.00	1.29	1.29
Class C (WCCFX)*	9-30-2004	5.26	2.78	2.93	6.26	2.78	2.93	2.04	2.04
WealthBuilder Conservative Allocation Blended Index[4]	–	–	–	–	7.08	4.19	4.69	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	3.21	1.98	3.99	–	–
MSCI ACWI ex USA Index (Net)[6]	–	–	–	–	27.59	7.06	1.47	–	–
Russell 3000® Index[7]	–	–	–	–	22.27	15.63	8.43	–	–
*	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed and modified to assume the features and attributes of Class C.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Funds	5

Wells Fargo WealthBuilder Conservative Allocation Fund (continued)

Ten largest holdings (%) as of November 30, 2017[8]
Wells Fargo Core Bond Portfolio	23.94
Vanguard Intermediate-Term Corporate Bond ETF	11.22
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	11.22
Vanguard Short-Term Bond ETF	8.93
Wells Fargo Factor Enhanced Large Cap Portfolio	4.53
Wells Fargo Real Return Portfolio	4.49
iShares S&P 500 Index ETF	4.17
Federated Institutional High Yield Bond Fund Class R6	3.76
Oppenheimer International Bond Fund Class I	3.76
Wells Fargo Factor Enhanced International Portfolio	2.70

Current target allocation as of November 30, 2017[9]

Neutral target allocation

Please see footnotes on page 6.

6	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Conservative Allocation Fund (continued)

[1]	The inception date of Class A was February 10, 2017, and Class C was September 30, 2004. Historical performance for Class A shares prior to their inception reflects the performance of Class C shares and includes the higher expenses applicable to Class C shares. If these expenses had not been included, returns for Class A shares would be higher. Prior to February 13, 2017, historical performance shown for Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[2]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.54% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Conservative Allocation Blended Index is comprised of the following indexes: Bloomberg Barclays U.S. Aggregate Bond Index (80%), Russell 3000® Index (14%), and the MSCI ACWI ex USA Index (Net) (6%). You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

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8	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Equity Fund

Investment objective

The Fund seeks long-term capital appreciation with no emphasis on income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WEAFX)	2-10-2017	16.78	9.69	3.62	23.91	10.99	4.23	1.52	1.52
Class C (WEACX)*	10-1-1997	22.17	10.86	4.17	23.17	10.86	4.17	2.27	2.27
WealthBuilder Equity Blended Index[4]	–	–	–	–	23.88	13.06	6.38	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	27.59	7.06	1.47	–	–
Russell 3000® Index[6]	–	–	–	–	22.27	15.63	8.43	–	–
*	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed and modified to assume the features and attributes of Class C.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 10.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Funds	9

Wells Fargo WealthBuilder Equity Fund (continued)

Ten largest holdings (%) as of November 30, 2017[7]
Wells Fargo Factor Enhanced Large Cap Portfolio	22.59
iShares S&P 500 Index ETF	20.68
Wells Fargo Factor Enhanced International Portfolio	13.33
Wells Fargo Disciplined U.S. Core Fund Class R6	8.04
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.40
Dodge & Cox International Stock Fund	4.91
Wells Fargo Factor Enhanced Small Cap Portfolio	4.53
Wells Fargo Endeavor Select Fund Institutional Class	4.48
Wells Fargo Large Cap Growth Fund Class R6	4.47
Wells Fargo Emerging Growth Portfolio	3.48

Current target allocation as of November 30, 2017[8]

Neutral target allocation

Please see footnotes on page 10.

10	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Equity Fund (continued)

[1]	The inception date of Class A was February 10, 2017, and Class C was October 1, 1997. Historical performance for Class A shares prior to their inception reflects the performance of Class C shares and includes the higher expenses applicable to Class C shares. If these expenses had not been included, returns for Class A shares would be higher. Prior to February 13, 2017, historical performance shown for Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[2]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.77% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Equity Blended Index is comprised of the following: 70% in the Russell 3000® Index and 30% in the MSCI ACWI ex USA Index (Net). You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

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12	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Growth Allocation Fund

Investment objective

The Fund seeks capital appreciation with a secondary emphasis on current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WGAFX)	2-10-2017	12.75	8.54	3.58	19.63	9.83	4.20	1.51	1.50
Class C (WGCFX)*	9-30-2004	17.95	9.70	4.14	18.95	9.70	4.14	2.26	2.25
WealthBuilder Growth Allocation Blended Index[4]	–	–	–	–	19.48	10.85	6.13	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	3.21	1.98	3.99	–	–
MSCI ACWI ex USA Index (Net)[6]	–	–	–	–	27.59	7.06	1.47	–	–
Russell 3000® Index[7]	–	–	–	–	22.27	15.63	8.43	–	–
*	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed and modified to assume the features and attributes of Class C.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 14.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Funds	13

Wells Fargo WealthBuilder Growth Allocation Fund (continued)

Ten largest holdings (%) as of November 30, 2017[8]
Wells Fargo Factor Enhanced Large Cap Portfolio	17.94
iShares S&P 500 Index ETF	16.32
Wells Fargo Factor Enhanced International Portfolio	10.53
Wells Fargo Disciplined U.S. Core Fund Class R6	6.37
Wells Fargo Core Bond Portfolio	4.64
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.28
Dodge & Cox International Stock Fund	3.88
Wells Fargo Factor Enhanced Small Cap Portfolio	3.67
Wells Fargo Endeavor Select Fund Institutional Class	3.58
Wells Fargo Large Cap Growth Fund Class R6	3.57

Current target allocation as of November 30, 2017[9]

Neutral target allocation

Please see footnotes on page 14.

14	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Growth Allocation Fund (continued)

[1]	The inception date of Class A was February 10, 2017, and Class C was September 30, 2004. Historical performance for Class A shares prior to their inception reflects the performance of Class C shares and includes the higher expenses applicable to Class C shares. If these expenses had not been included, returns for Class A shares would be higher. Prior to February 13, 2017, historical performance shown for Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[2]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.75% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Allocation Blended Index is comprised of the following indexes: Russell 3000® Index (56%), MSCI ACWI ex USA Index (Net) (24%), and the Bloomberg Barclays U.S. Aggregate Bond Index (20%). You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

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16	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Growth Balanced Fund

Investment objective

The Fund seeks a combination of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WGBAX)	2-10-2017	9.06	6.91	3.34	15.72	8.19	3.96	1.43	1.43
Class C (WGBFX)*	10-1-1997	14.04	8.06	3.90	15.04	8.06	3.90	2.18	2.18
WealthBuilder Growth Balanced Blended Index[4]	–	–	–	–	15.21	8.63	5.76	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	3.21	1.98	3.99	–	–
MSCI ACWI ex USA Index (Net)[6]	–	–	–	–	27.59	7.06	1.47	–	–
Russell 3000® Index[7]	–	–	–	–	22.27	15.63	8.43	–	–
*	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed and modified to assume the features and attributes of Class C.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Funds	17

Wells Fargo WealthBuilder Growth Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2017[8]
Wells Fargo Factor Enhanced Large Cap Portfolio	13.63
iShares S&P 500 Index ETF	12.50
Wells Fargo Core Bond Portfolio	11.08
Wells Fargo Factor Enhanced International Portfolio	8.06
Vanguard Intermediate-Term Corporate Bond ETF	5.21
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.20
Wells Fargo Disciplined U.S. Core Fund Class R6	4.85
Vanguard Short-Term Bond ETF	4.15
Wells Fargo Factor Enhanced Emerging Markets Portfolio	3.25
Dodge & Cox International Stock Fund	2.96

Current target allocation as of November 30, 2017[9]

Neutral target allocation

Please see footnotes on page 18.

18	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Growth Balanced Fund (continued)

[1]	The inception date of Class A was February 10, 2017, and Class C was October 1, 1997. Historical performance for Class A shares prior to their inception reflects the performance of Class C shares and includes the higher expenses applicable to Class C shares. If these expenses had not been included, returns for Class A shares would be higher. Prior to February 13, 2017, historical performance shown for Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[2]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.69% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees.

[3]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Balanced Blended Index is comprised of the following indexes: Russell 3000® Index (42%), Bloomberg Barclays U.S. Aggregate Bond Index (40%), and the MSCI ACWI ex USA Index (Net) (18%). You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[9]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

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20	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Moderate Balanced Fund

Investment objective

The Fund seeks a combination of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WMBGX)	2-10-2017	4.89	4.30	3.02	11.29	5.55	3.63	1.35	1.35
Class C (WMBFX)*	9-30-2004	9.56	5.41	3.56	10.56	5.41	3.56	2.10	2.10
WealthBuilder Moderate Balanced Blended Index[4]	–	–	–	–	11.08	6.41	5.28	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	3.21	1.98	3.99	–	–
MSCI ACWI ex USA Index (Net)[6]	–	–	–	–	27.59	7.06	1.47	–	–
Russell 3000® Index[7]	–	–	–	–	22.27	15.63	8.43	–	–
*	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed and modified to assume the features and attributes of Class C.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage-and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 22.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Funds	21

Wells Fargo WealthBuilder Moderate Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2017[8]
Wells Fargo Core Bond Portfolio	17.49
Wells Fargo Factor Enhanced Large Cap Portfolio	9.10
iShares S&P 500 Index ETF	8.34
Vanguard Intermediate-Term Corporate Bond ETF	8.20
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.20
Vanguard Short-Term Bond ETF	6.55
Wells Fargo Factor Enhanced International Portfolio	5.38
Wells Fargo Real Return Portfolio	3.28
Wells Fargo Disciplined U.S. Core Fund Class R6	3.24
Federated Institutional High Yield Bond Fund Class R6	2.75

Current target allocation as of November 30, 2017[9]

Neutral target allocation

Please see footnotes on page 22.

22	Wells Fargo WealthBuilder Funds	Performance highlights (unaudited)

Wells Fargo WealthBuilder Moderate Balanced Fund (continued)

[1]	The inception date of Class A was February 10, 2017, and Class C was September 30, 2004. Historical performance for Class A shares prior to their inception reflects the performance of Class C shares and includes the higher expenses applicable to Class C shares. If these expenses had not been included, returns for Class A shares would be higher. Prior to February 13, 2017, historical performance shown for Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[2]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.61% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Moderate Balanced Blended Index is comprised of the following indexes: Bloomberg Barclays U.S. Aggregate Bond Index (60%), Russell 3000® Index (28%), and the MSCI ACWI ex USA Index (Net) (12%). You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[9]	Current target allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

Fund expenses (unaudited)	Wells Fargo WealthBuilder Funds	23

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2017 to November 30, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WealthBuilder Conservative Allocation Fund	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,027.67	$3.81	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$1,024.31	$7.61	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
WealthBuilder Equity Fund
Class A
Actual	$1,000.00	$1,107.43	$3.96	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$1,103.46	$7.91	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
WealthBuilder Growth Allocation Fund
Class A
Actual	$1,000.00	$1,089.73	$3.93	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$1,085.05	$7.84	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

24	Wells Fargo WealthBuilder Funds	Fund expenses (unaudited)

WealthBuilder Growth Balanced Fund	Beginning account value 6-1-2017	Ending account value 11-30-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,071.51	$3.84	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.36	$3.75	0.74%
Class C
Actual	$1,000.00	$1,067.38	$7.72	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.54	1.49%
WealthBuilder Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,046.44	$3.85	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$1,042.23	$7.63	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.54	1.49%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	25

WEALTHBUILDER CONSERVATIVE ALLOCATION FUND

Security name	Shares	Value

Exchange-Traded Funds: 25.31%
iShares S&P 500 Index ETF	57,892	$15,450,796
iShares U.S. Real Estate ETF	44,770	3,669,797
Vanguard Intermediate-Term Corporate Bond ETF	475,446	41,596,770
Vanguard Short-Term Bond ETF	417,287	33,115,896

Total Exchange-Traded Funds (Cost $93,462,416)		93,833,259

Investment Companies: 74.58%

Affiliated Master Portfolios: 51.81%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		41,581,340
Wells Fargo Core Bond Portfolio		88,726,663
Wells Fargo Emerging Growth Portfolio		2,601,448
Wells Fargo Factor Enhanced Emerging Markets Portfolio		4,028,043
Wells Fargo Factor Enhanced International Portfolio		9,997,964
Wells Fargo Factor Enhanced Large Cap Portfolio		16,779,066
Wells Fargo Factor Enhanced Small Cap Portfolio		3,343,040
Wells Fargo High Yield Bond Portfolio		8,344,073
Wells Fargo Real Return Portfolio		16,629,438

		192,031,075

Alternative Investment Funds: 2.98%
AQR Managed Futures Strategy Fund Class R6	402,577	3,707,732
PIMCO CommodityRealReturn Strategy Fund Institutional Class	543,000	3,638,101
The Arbitrage Fund Class I †	274,750	3,703,628

		11,049,461

Bond Funds: 12.79%
Federated Institutional High Yield Bond Fund Class R6	1,392,088	13,948,723
Oppenheimer International Bond Fund Class I	2,344,299	13,925,137
PIMCO High Yield Fund Institutional Class	934,468	8,391,518
Wells Fargo High Yield Bond Fund Institutional Class (l)	1,640,564	5,577,918
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)	693,215	5,573,445

		47,416,741

Stock Funds: 7.00%
Calamos Market Neutral Income Fund Class I	279,052	3,714,188
DFA International Small Cap Value Portfolio Institutional Class	63,284	1,489,070
Dodge & Cox International Stock Fund	79,298	3,669,894
T. Rowe Price International Discovery Fund Institutional Class	20,427	1,473,806
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)	330,153	5,995,586
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	55,763	1,438,138
Wells Fargo Endeavor Select Fund Institutional Class (l)	307,955	3,356,713
Wells Fargo Large Cap Growth Fund Class R6 (l)	58,603	3,338,627
Wells Fargo Small Cap Value Fund Class R6 †(l)	67,903	1,480,955

		25,956,977

Total Investment Companies (Cost $271,602,778)		276,454,254

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo WealthBuilder Funds	Portfolio of investments—November 30, 2017 (unaudited)

WEALTHBUILDER CONSERVATIVE ALLOCATION FUND

Security name	Yield		Shares	Value

Short-Term Investments: 0.30%

Investment Companies: 0.23%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00%		843,417	$843,417

		Maturity date	Principal
U.S. Treasury Securities: 0.07%
U.S. Treasury Bill (z)#	1.25	3-1-2018	$265,000	264,173

Total Short-Term Investments (Cost $1,107,582)				1,107,590

Total investments in securities (Cost $366,172,776)	100.19%	371,395,103
Other assets and liabilities, net	(0.19)	(720,003)

Total net assets	100.00%	$370,675,100

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(224)	3-20-2018	$(27,936,852)	$(27,786,500)	$150,352	$0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	27

WEALTHBUILDER CONSERVATIVE ALLOCATION FUND

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	1,640,564	$(214)	$0	$(16,357)	$21,104	$5,577,918
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	693,215	(104)	0	(6,918)	14,588	5,573,445

						11,151,363	3.01%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	330,153	1,643	0	170,824	0	5,995,586
Wells Fargo Emerging Markets Equity Fund Class R6	55,763	170,680	0	12,392	0	1,438,138
Wells Fargo Endeavor Select Fund Institutional Class	307,955	164,134	0	282,075	0	3,356,713
Wells Fargo Large Cap Growth Fund Class R6	58,603	86,604	0	365,056	0	3,338,627
Wells Fargo Small Cap Value Fund Class R6	67,903	(192,109)	436,325	30,851	0	1,480,955

						15,610,019	4.21

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	843,417	0	0	0	15,136	843,417	0.23

Affiliated securities no longer held at end of period		(174,404)	0	(648,162)	1,180,211

		$56,230	$436,325	$189,761	$1,231,039	$27,604,799	7.45%

For the six months November 30, 2017, investment activity in affiliates of the Fund was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	0	1,655,297	14,733	1,640,564
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	0	700,567	7,352	693,215

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	339,626	9,473	330,153
Wells Fargo Emerging Markets Equity Fund Class R6	89,764	535	34,536	55,763
Wells Fargo Endeavor Select Fund Institutional Class	410,555	1,748	104,348	307,955
Wells Fargo Large Cap Growth Fund Class R6	78,827	365	20,589	58,603
Wells Fargo Small Cap Value Fund Class R6	140,526	23,333	95,956	67,903

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	747,787	152,839,251	152,743,621	843,417
Wells Fargo Government Securities Fund Institutional Class	5,543,837	57,289	5,601,126	0
Wells Fargo Short Duration Government Bond Fund Class R6	7,987,172	65,904	8,053,076	0

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo WealthBuilder Funds	Portfolio of investments—November 30, 2017 (unaudited)

WEALTHBUILDER CONSERVATIVE ALLOCATION FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	3.75%	$(5,106)	$(104,191)	$0	$40,555	$1,816	$41,581,340
Wells Fargo Core Bond Portfolio	1.98	1.61	297,671	(539,647)	0	1,147,701	18,801	88,726,663
Wells Fargo Emerging Growth Portfolio	0.40	0.31	208,996	202,729	2,656	0	1,072	2,601,448
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	0.97	811	17,573	3,079	0	175	4,028,043
Wells Fargo Factor Enhanced International Portfolio	0.00	0.76	114,624	(18,460)	21,470	9	410	9,997,964
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	0.75	385,858	110,231	44,643	20	417	16,779,066
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	0.62	96	86,652	7,631	6	86	3,343,040
Wells Fargo High Yield Bond Portfolio	0.00	7.51	(19,106)	40,616	0	20,728	278	8,344,073
Wells Fargo International Growth Portfolio	3.76	0.00	957,214	(565,746)	20,018	0	1,317	0
Wells Fargo Real Return Portfolio	0.00	11.63	(688)	14,435	10,269	70,833	1,068	16,629,438
Wells Fargo Small Company Value Portfolio	1.49	0.00	284,431	(38,407)	8,226	0	2,762	0

			$2,224,801	$(794,215)	$117,992	$1,279,852	$28,202	$192,031,075	51.81%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	29

WEALTHBUILDER EQUITY FUND

Security name			Shares	Value

Exchange-Traded Funds: 20.68%
iShares S&P 500 Index ETF			417,521	$111,432,180

Total Exchange-Traded Funds (Cost $108,656,591)				111,432,180

Investment Companies: 79.12%

Affiliated Master Portfolios: 49.32%
Wells Fargo Emerging Growth Portfolio				18,760,736
Wells Fargo Factor Enhanced Emerging Markets Portfolio				29,083,683
Wells Fargo Factor Enhanced International Portfolio				71,841,233
Wells Fargo Factor Enhanced Large Cap Portfolio				121,697,034
Wells Fargo Factor Enhanced Small Cap Portfolio				24,387,578

				265,770,264

Stock Funds: 29.80%
DFA International Small Cap Value Portfolio Institutional Class			454,182	10,686,896
Dodge & Cox International Stock Fund			571,213	26,435,730
T. Rowe Price International Discovery Fund Institutional Class			147,504	10,642,390
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)			2,386,486	43,338,583
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			402,977	10,392,768
Wells Fargo Endeavor Select Fund Institutional Class (l)			2,217,126	24,166,675
Wells Fargo Large Cap Growth Fund Class R6 (l)			422,650	24,078,344
Wells Fargo Small Cap Value Fund Class R6 †(l)			495,344	10,803,446

				160,544,832

Total Investment Companies (Cost $402,908,003)				426,315,096

	Yield
Short-Term Investments: 0.48%

Investment Companies: 0.47%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00%		2,534,838	2,534,838

		Maturity date	Principal
U.S. Treasury Securities: 0.01%
U.S.Treasury Bill (z)#	1.25	3-1-2018	$90,000	89,719

Total Short-Term Investments (Cost $2,624,555)				2,624,557

Total investments in securities (Cost $514,189,149)	100.28%	540,371,833
Other assets and liabilities, net	(0.28)	(1,535,654)

Total net assets	100.00%	$538,836,179

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo WealthBuilder Funds	Portfolio of investments—November 30, 2017 (unaudited)

WEALTHBUILDER EQUITY FUND

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
MSCI Emerging Markets Index	(3)	12-15-2017	$(167,951)	$(168,000)	$0	$(49)
MSCI EAFE Index	(6)	12-15-2017	(599,664)	(605,760)	0	(6,096)
NASDAQ 100 E-Mini Index	(1)	12-15-2017	(126,898)	(127,380)	0	(482)
S&P 500 E-Mini Index	(10)	12-15-2017	(1,295,063)	(1,323,950)	0	(28,887)
Russell 2000 Index	(4)	12-15-2017	(296,675)	(309,080)	0	(12,405)

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	2,386,486	$1,725	$0	$1,237,359	$0	$43,338,583
Wells Fargo Emerging Markets Equity Fund Class R6	402,977	732,009	0	463,874	0	10,392,768
Wells Fargo Endeavor Select Fund Institutional Class	2,217,126	(338,302)	0	2,664,744	0	24,166,675
Wells Fargo Large Cap Growth Fund Class R6	422,650	7,919,567	0	68,030	0	24,078,344
Wells Fargo Small Cap Value Fund Class R6	495,344	5,823,459	2,762,775	(2,625,213)	0	10,803,446

						112,779,816	20.93%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,534,838	0	0	0	75,878	2,534,838	0.47

		$14,138,458	$2,762,775	$1,808,794	$75,878	$115,314,654	21.40%

For the six months November 30, 2017, investment activity in affiliates of the Fund was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period
Investment Companies
Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	2,419,381	32,895	2,386,486
Wells Fargo Emerging Markets Equity Fund Class R6	560,540	9,029	166,592	402,977
Wells Fargo Endeavor Select Fund Institutional Class	2,564,376	35,282	382,532	2,217,126
Wells Fargo Large Cap Growth Fund Class R6	492,087	8,117	77,554	422,650
Wells Fargo Small Cap Value Fund Class R6	868,025	163,861	536,542	495,344

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,080,791	365,366,870	964,912,823	2,534,838

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	31

WEALTHBUILDER EQUITY FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Emerging Growth Portfolio	2.50%	2.26%	$1,404,174	$1,326,097	$17,985	$0	$7,276	$18,760,736
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	6.99	6,236	(134,046)	22,368	0	1,268	29,083,683
Wells Fargo Factor Enhanced International Portfolio	0.00	5.44	816,603	113,496	152,449	66	2,884	71,841,233
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	5.43	2,750,985	826,435	318,158	40	2,943	121,697,034
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	4.54	807	634,145	54,679	44	605	24,387,578
Wells Fargo International Growth Portfolio	23.44	0.00	6,406,100	(3,967,567)	128,992	0	8,549	0
Wells Fargo Small Company Value Portfolio	9.14	0.00	1,887,225	(350,853)	61,193	0	18,285	0

			$13,272,130	$(1,552,293)	$755,824	$150	$41,810	$265,770,264	49.32%

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo WealthBuilder Funds	Portfolio of investments—November 30, 2017 (unaudited)

WEALTHBUILDER GROWTH ALLOCATION FUND

Security name	Shares	Value

Exchange-Traded Funds: 22.46%
iShares S&P 500 Index ETF	246,595	$65,813,740
iShares U.S. Real Estate ETF	47,488	3,892,591
Vanguard Intermediate-Term Corporate Bond ETF	100,569	8,798,782
Vanguard Short-Term Bond ETF	151,594	12,030,500

Total Exchange-Traded Funds (Cost $88,900,973)		90,535,613

Investment Companies: 77.40%

Affiliated Master Portfolios: 47.35%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		8,791,877
Wells Fargo Core Bond Portfolio		18,699,889
Wells Fargo Emerging Growth Portfolio		11,275,000
Wells Fargo Factor Enhanced Emerging Markets Portfolio		17,247,132
Wells Fargo Factor Enhanced International Portfolio		42,469,227
Wells Fargo Factor Enhanced Large Cap Portfolio		72,341,711
Wells Fargo Factor Enhanced Small Cap Portfolio		14,800,227
Wells Fargo Real Return Portfolio		3,516,527
Wells Fargo High Yield Bond Portfolio		1,766,046

		190,907,636

Alternative Investment Funds: 2.90%
AQR Managed Futures Strategy Fund Class R6	429,292	3,953,782
PIMCO CommodityRealReturn Strategy Fund Institutional Class	569,120	3,813,106
The Arbitrage Fund Class I †	290,565	3,916,818

		11,683,706

Bond Funds: 2.49%
Federated Institutional High Yield Bond Fund Class R6	294,580	2,951,691
Oppenheimer International Bond Fund Class I	499,931	2,969,591
PIMCO High Yield Fund Institutional Class	197,675	1,775,125
Wells Fargo High Yield Bond Fund Institutional Class (l)	346,578	1,178,365
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)	146,193	1,175,388

		10,050,160

Stock Funds: 24.66%
Calamos Market Neutral Income Fund Class I	294,509	3,919,919
DFA International Small Cap Value Portfolio Institutional Class	268,631	6,320,878
Dodge & Cox International Stock Fund	337,830	15,634,790
T. Rowe Price International Discovery Fund Institutional Class	87,910	6,342,727
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)	1,415,246	25,700,861
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	238,814	6,159,008
Wells Fargo Endeavor Select Fund Institutional Class (l)	1,322,892	14,419,519
Wells Fargo Large Cap Growth Fund Class R6 (l)	252,515	14,385,807
Wells Fargo Small Cap Value Fund Class R6 †(l)	299,365	6,529,155

		99,412,664

Total Investment Companies (Cost $298,062,964)		312,054,166

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	33

WEALTHBUILDER GROWTH ALLOCATION FUND

Security name	Yield		Shares	Value

Short-Term Investments: 0.33%

Investment Companies: 0.26%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00%		1,030,695	$1,030,695

		Maturity date	Principal
U.S. Treasury Securities: 0.07%
U.S.Treasury Bill (z)#	1.25	3-1-2018	$305,000	304,048

Total Short-Term Investments (Cost $1,334,734)				1,334,743

Total investments in securities (Cost $388,298,671)	100.19%	403,924,522
Other assets and liabilities, net	(0.19)	(761,996)

Total net assets	100.00%	$403,162,526

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
MSCI Emerging Markets Index	(1)	12-15-2017	$(56,518)	$(56,000)	$518	$0
MSCI EAFE Index	(3)	12-15-2017	(301,554)	(302,880)	0	(1,326)
S&P 500 E-Mini Index	(3)	12-15-2017	(389,930)	(397,185)	0	(7,255)
Russell 2000 Index	(2)	12-15-2017	(153,210)	(154,540)	0	(1,330)
10-Year U.S. Treasury Notes	(235)	3-20-2018	(29,308,751)	(29,151,016)	157,736	0

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo WealthBuilder Funds	Portfolio of investments—November 30, 2017 (unaudited)

WEALTHBUILDER GROWTH ALLOCATION FUND

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	346,578	$(202)	$0	$(3,442)	$4,448	$1,178,365
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	146,193	(61)	0	(1,459)	3,074	1,175,388

						2,353,753	0.58%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	1,415,246	(537)	0	724,616	0	25,700,861
Wells Fargo Emerging Markets Equity Fund Class R6	238,814	432,923	0	182,844	0	6,159,008
Wells Fargo Endeavor Select Fund Institutional Class	1,322,892	(121,832)	0	1,938,575	0	14,419,519
Wells Fargo Large Cap Growth Fund Class R6	252,515	8,640,613	0	1,629,989	0	14,385,807
Wells Fargo Small Cap Value Fund Class R6	299,365	3,227,154	1,666,538	(962,390)	0	6,529,155

						67,194,350	16.67

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,030,695	0	0	0	52,050	1,030,695	0.26

Affiliated securities no longer held at end of period		296,693	0	(345,713)	97,412

		$12,474,751	$1,666,538	$3,163,020	$156,984	$70,578,798	17.51%

For the six months November 30, 2017, investment activity in affiliates of the Fund was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	0	353,301	6,723	346,578
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	0	149,228	3,035	146,193

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	1,450,523	35,277	1,415,246
Wells Fargo Emerging Markets Equity Fund Class R6	340,249	4,062	105,497	238,814
Wells Fargo Endeavor Select Fund Institutional Class	1,558,431	15,241	250,780	1,322,892
Wells Fargo Large Cap Growth Fund Class R6	298,893	3,683	50,061	252,515
Wells Fargo Small Cap Value Fund Class R6	527,919	96,345	324,899	299,365

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	542,343	248,229,659	247,741,307	1,030,695
Wells Fargo Government Securities Fund Institutional Class	1,013,631	37,328	1,050,959	0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	35

WEALTHBUILDER GROWTH ALLOCATION FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	0.79%	$(1,148)	$(28,129)	$0	$9,387	$401	$8,791,877
Wells Fargo Core Bond Portfolio	0.36	0.34	57,769	(112,972)	0	225,187	3,741	18,699,889
Wells Fargo Emerging Growth Portfolio	1.52	1.36	855,168	792,798	10,892	0	4,419	11,275,000
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	4.15	4,163	54,968	13,573	0	769	17,247,132
Wells Fargo Factor Enhanced International Portfolio	0.00	3.21	482,430	(80,727)	91,146	40	1,729	42,469,227
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	3.23	1,642,300	480,316	190,045	86	1,764	72,341,711
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	2.75	505	376,447	32,920	27	363	14,800,227
Wells Fargo High Yield Bond Portfolio	0.00	1.59	(4,042)	8,572	1,979	4,365	58	3,516,527
Wells Fargo Real Return Portfolio	0.00	2.46	(64)	832	0	14,017	209	1,766,046
Wells Fargo International Growth Portfolio	14.21	0.00	4,002,758	(2,446,119)	78,289	0	5,191	0
Wells Fargo Small Company Value Portfolio	5.54	0.00	1,181,742	(220,248)	37,416	0	11,114	0

			$8,221,581	$(1,174,262)	$456,260	$253,109	$29,758	$190,907,636	47.35%

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo WealthBuilder Funds	Portfolio of investments—November 30, 2017 (unaudited)

WEALTHBUILDER GROWTH BALANCED FUND

Security name	Shares	Value

Exchange-Traded Funds: 22.85%
iShares S&P 500 Index ETF	391,032	$104,362,530
iShares U.S. Real Estate ETF	100,373	8,227,575
Vanguard Intermediate-Term Corporate Bond ETF	496,638	43,450,858
Vanguard Short-Term Bond ETF	436,826	34,666,511

Total Exchange-Traded Funds (Cost $188,266,953)		190,707,474

Investment Companies: 77.01%

Affiliated Master Portfolios: 49.16%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		43,369,967
Wells Fargo Core Bond Portfolio		92,520,219
Wells Fargo Emerging Growth Portfolio		17,502,835
Wells Fargo Factor Enhanced Emerging Markets Portfolio		27,098,763
Wells Fargo Factor Enhanced International Portfolio		67,250,917
Wells Fargo Factor Enhanced Large Cap Portfolio		113,745,376
Wells Fargo Factor Enhanced Small Cap Portfolio		22,763,139
Wells Fargo High Yield Bond Portfolio		8,724,177
Wells Fargo Real Return Portfolio		17,346,408

		410,321,801

Alternative Investment Funds: 2.96%
AQR Managed Futures Strategy Fund Class R6	905,132	8,336,270
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,209,193	8,101,595
The Arbitrage Fund Class I †	613,654	8,272,058

		24,709,923

Bond Funds: 5.94%
Federated Institutional High Yield Bond Fund Class R6	1,455,356	14,582,663
Oppenheimer International Bond Fund Class I	2,458,316	14,602,395
PIMCO High Yield Fund Institutional Class	977,375	8,776,830
Wells Fargo High Yield Bond Fund Institutional Class (l)	1,713,924	5,827,342
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)	721,232	5,798,709

		49,587,939

Stock Funds: 18.95%
Calamos Market Neutral Income Fund Class I	623,091	8,293,339
DFA International Small Cap Value Portfolio Institutional Class	425,680	10,016,249
Dodge & Cox International Stock Fund	533,487	24,689,790
T. Rowe Price International Discovery Fund Institutional Class	137,403	9,913,606
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)	2,231,269	40,519,848
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	375,164	9,675,492
Wells Fargo Endeavor Select Fund Institutional Class (l)	2,069,806	22,560,881
Wells Fargo Large Cap Growth Fund Class R6 (l)	393,841	22,437,116
Wells Fargo Small Cap Value Fund Class R6 †(l)	462,003	10,076,277

		158,182,598

Total Investment Companies (Cost $620,214,499)		642,802,261

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	37

WEALTHBUILDER GROWTH BALANCED FUND

Security name	Yield		Shares	Value

Short-Term Investments: 0.36%

Investment Companies: 0.29%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00%		2,387,608	$2,387,608

		Maturity date	Principal
U.S. Treasury Securities: 0.07%
U.S.Treasury Bill (z)#	1.25	3-1-2018	$600,000	598,127

Total Short-Term Investments (Cost $2,985,718)				2,985,735

Total investments in securities (Cost $811,467,170)	100.22%	836,495,470
Other assets and liabilities, net	(0.22)	(1,837,093)

Total net assets	100.00%	$834,658,377

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
MSCI EAFE Index	(1)	12-15-2017	$(98,431)	$(100,960)	$0	$(2,529)
MSCI Emerging Markets Index	(1)	12-15-2017	(57,073)	(56,000)	1,073	0
Russell 2000 Index	(1)	12-15-2017	(77,118)	(77,270)	0	(152)
S&P 500 E-Mini Index	(1)	12-15-2017	(129,635)	(132,395)	0	(2,760)
10-Year U.S. Treasury Notes	(498)	3-20-2018	(62,109,608)	(61,775,344)	334,264	0

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo WealthBuilder Funds	Portfolio of investments—November 30, 2017 (unaudited)

WEALTHBUILDER GROWTH BALANCED FUND

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	1,713,924	$(230)	$0	$(17,089)	$21,994	$5,827,342
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	721,232	(158)	0	(7,198)	15,167	5,798,709

						11,626,051	1.39%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	2,231,269	3,240	0	1,161,048	0	40,519,848
Wells Fargo Emerging Markets Equity Fund Class R6	375,164	908,659	0	245,085	0	9,675,492
Wells Fargo Endeavor Select Fund Institutional Class	2,069,806	440,542	0	2,450,352	0	22,560,881
Wells Fargo Large Cap Growth Fund Class R6	393,841	397,545	0	2,546,498	0	22,437,116
Wells Fargo Small Cap Value Fund Class R6	462,003	354,632	2,689,275	(1,301,382)	0	10,076,277

						105,269,614	12.62

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,387,608	0	0	0	87,408	2,387,608	0.29

Affiliated securities no longer held at end of period		2,069,059	0	(2,403,814)	679,161

		$4,173,289	$2,689,275	$2,673,500	$803,730	$119,283,273	14.30%

For the six months November 30, 2017, investment activity in affiliates of the Fund was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	0	1,722,818	8,894	1,713,924
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	0	729,141	7,909	721,232

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	2,264,360	33,091	2,231,269
Wells Fargo Emerging Markets Equity Fund Class R6	550,204	4,119	179,159	375,164
Wells Fargo Endeavor Select Fund Institutional Class	2,507,592	13,136	450,922	2,069,806
Wells Fargo Large Cap Growth Fund Class R6	481,204	3,218	90,581	393,841
Wells Fargo Small Cap Value Fund Class R6	853,167	152,548	543,712	462,003

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	783,016	461,268,078	459,663,486	2,387,608
Wells Fargo Government Securities Fund Institutional Class	7,182,970	152,940	7,335,910	0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	39

WEALTHBUILDER GROWTH BALANCED FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	3.91%	$(5,323)	$(108,712)	$0	$42,213	$1,891	$43,369,967
Wells Fargo Core Bond Portfolio	1.92	1.68	301,428	(570,583)	0	1,169,308	19,380	92,520,219
Wells Fargo Emerging Growth Portfolio	2.46	2.11	1,355,486	1,269,164	17,279	0	7,006	17,502,835
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	6.52	5,452	114,333	20,604	0	1,167	27,098,763
Wells Fargo Factor Enhanced International Portfolio	0.00	5.09	767,371	(125,633)	143,698	62	2,728	67,250,917
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	5.08	2,585,408	755,474	299,218	135	2,779	113,745,376
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	4.23	710	584,376	51,271	42	571	22,763,139
Wells Fargo High Yield Bond Portfolio	0.00	7.86	(19,967)	42,378	0	21,592	289	8,724,177
Wells Fargo International Growth Portfolio	22.94	0.00	6,440,690	(3,897,708)	125,607	0	8,324	0
Wells Fargo Real Return Portfolio	0.00	12.13	(518)	11,039	10,268	71,927	1,083	17,346,408
Wells Fargo Small Company Value Portfolio	8.97	0.00	1,816,614	(331,508)	58,988	0	17,728	0

			$13,247,351	$(2,257,380)	$726,933	$1,305,279	$62,946	$410,321,801	49.16%

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo WealthBuilder Funds	Portfolio of investments—November 30, 2017 (unaudited)

WEALTHBUILDER MODERATE BALANCED FUND

Security name	Shares	Value

Exchange-Traded Funds: 24.08%
iShares S&P 500 Index ETF	201,607	$53,806,892
iShares U.S. Real Estate ETF	77,677	6,367,184
Vanguard Intermediate-Term Corporate Bond ETF	604,470	52,885,080
Vanguard Short-Term Bond ETF	532,747	42,278,802

Total Exchange-Traded Funds (Cost $153,979,178)		155,337,958

Investment Companies: 75.79%

Affiliated Master Portfolios: 50.47%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		52,870,108
Wells Fargo Core Bond Portfolio		112,806,012
Wells Fargo Emerging Growth Portfolio		9,029,375
Wells Fargo Factor Enhanced Emerging Markets Portfolio		13,980,506
Wells Fargo Factor Enhanced International Portfolio		34,702,220
Wells Fargo Factor Enhanced Large Cap Portfolio		58,677,584
Wells Fargo Factor Enhanced Small Cap Portfolio		11,727,499
Wells Fargo High Yield Bond Portfolio		10,620,818
Wells Fargo Real Return Portfolio		21,154,033

		325,568,155

Alternative Investment Funds: 2.98%
AQR Managed Futures Strategy Fund Class R6	702,261	6,467,819
PIMCO CommodityRealReturn Strategy Fund Institutional Class	949,610	6,362,384
The Arbitrage Fund Class I †	476,445	6,422,474

		19,252,677

Bond Funds: 9.35%
Federated Institutional High Yield Bond Fund Class R6	1,770,956	17,744,977
Oppenheimer International Bond Fund Class I	2,984,699	17,729,114
PIMCO High Yield Fund Institutional Class	1,188,994	10,677,169
Wells Fargo High Yield Bond Fund Institutional Class (l)	2,086,990	7,095,764
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)	881,209	7,084,923

		60,331,947

Stock Funds: 12.99%
Calamos Market Neutral Income Fund Class I	484,060	6,442,837
DFA International Small Cap Value Portfolio Institutional Class	219,654	5,168,463
Dodge & Cox International Stock Fund	275,229	12,737,589
T. Rowe Price International Discovery Fund Institutional Class	70,901	5,115,512
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)	1,150,498	20,893,044
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	193,549	4,991,620
Wells Fargo Endeavor Select Fund Institutional Class (l)	1,068,869	11,650,669
Wells Fargo Large Cap Growth Fund Class R6 (l)	203,343	11,584,442
Wells Fargo Small Cap Value Fund Class R6 †(l)	238,530	5,202,350

		83,786,526

Total Investment Companies (Cost $476,091,323)		488,939,305

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	41

WEALTHBUILDER MODERATE BALANCED FUND

Security name	Yield		Shares	Value

Short-Term Investments: 0.27%

Investment Companies: 0.20%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00%		1,315,471	$1,315,471

		Maturity date	Principal
U.S. Treasury Securities: 0.07%
U.S.Treasury Bill (z)#	1.25	3-1-2018	$455,000	453,580

Total Short-Term Investments (Cost $1,769,038)				1,769,051

Total investments in securities (Cost $631,839,539)	100.14%	646,046,314
Other assets and liabilities, net	(0.14)	(921,317)

Total net assets	100.00%	$645,124,997

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	$(390)	3-20-2018	$(48,640,055)	$(48,378,281)	$261,774	$0

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo WealthBuilder Funds	Portfolio of investments—November 30, 2017 (unaudited)

WEALTHBUILDER MODERATE BALANCED FUND

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net realized gains (losses) on capital gain distributions from affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	2,086,990	$(387)	$0	$(20,794)	$26,760	7,095,764
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	881,209	(195)	0	(8,787)	18,516	7,084,923

						14,180,687	2.20%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	1,150,498	2,934	0	599,266	0	20,893,044
Wells Fargo Emerging Markets Equity Fund Class R6	193,549	523,452	0	89,934	0	4,991,620
Wells Fargo Endeavor Select Fund Institutional Class	1,068,869	273,641	0	1,244,209	0	11,650,669
Wells Fargo Large Cap Growth Fund Class R6	203,343	297,036	0	1,243,604	0	11,584,442
Wells Fargo Small Cap Value Fund Class R6	238,530	323,234	1,457,754	(853,789)	0	5,202,350

						54,322,125	8.42

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,315,471	0	0	0	43,423	1,315,471	0.20

Affiliated securities no longer held at end of period		(47,651)	0	(834,722)	1,296,102

		$1,372,064	$1,457,754	$1,458,921	$1,384,801	$69,818,283	10.82%

For the six months November 30, 2017, investment activity in affiliates of the Fund was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	0	2,105,405	18,415	2,086,990
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	0	891,064	9,855	881,209

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	1,173,079	22,581	1,150,498
Wells Fargo Emerging Markets Equity Fund Class R6	296,473	1,406	104,330	193,549
Wells Fargo Endeavor Select Fund Institutional Class	1,353,776	3,149	288,056	1,068,869
Wells Fargo Large Cap Growth Fund Class R6	260,017	932	57,606	203,343
Wells Fargo Small Cap Value Fund Class R6	463,699	78,570	303,739	238,530

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	631,159	307,221,976	306,537,664	1,315,471
Wells Fargo Government Securities Fund Institutional Class	6,815,930	100,670	6,916,600	0
Wells Fargo Short Duration Government Bond Fund Class R6	7,622,046	93,926	7,715,972	0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	43

WEALTHBUILDER MODERATE BALANCED FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	4.77%	$(6,488)	$(132,476)	$0	$51,394	$2,304	$52,870,108
Wells Fargo Core Bond Portfolio	2.38	2.04	364,536	(678,481)	0	1,413,692	23,323	112,806,012
Wells Fargo Emerging Growth Portfolio	1.33	1.09	711,035	680,826	9,047	0	3,664	9,029,375
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	3.36	2,390	67,127	10,325	0	584	13,980,506
Wells Fargo Factor Enhanced International Portfolio	0.00	2.63	396,888	(64,153)	74,376	32	1,415	34,702,220
Wells Fargo Factor Enhanced Large Cap Portfolio	0.00	2.62	1,337,901	386,964	154,952	70	1,442	58,677,584
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00	2.18	321	300,142	26,497	22	296	11,727,499
Wells Fargo High Yield Bond Portfolio	0.00	9.57	(24,302)	51,598	0	26,299	353	10,620,818
Wells Fargo International Growth Portfolio	12.40	0.00	3,301,899	(1,987,498)	67,082	0	4,425	0
Wells Fargo Real Return Portfolio	0.00	14.79	(762)	14,763	12,813	88,927	1,331	21,154,033
Wells Fargo Small Company Value Portfolio	4.91	0.00	977,844	(150,344)	30,334	0	9,361	0

			$7,061,262	$(1,511,532)	$385,426	$1,580,436	$48,498	$325,568,155	50.47%

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo WealthBuilder Funds	Statements of assets and liabilities—November 30, 2017 (unaudited)

	WealthBuilder Conservative Allocation Fund	WealthBuilder Equity Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$192,031,075	$265,770,264
Investments in unaffiliated Underlying Funds and securities, at value (see cost below)	151,759,229	159,286,915
Investments in affiliated Underlying Funds, at value (see cost below)	27,604,799	115,314,654
Receivable for investments sold	256,373	31,207
Receivable for Portfolio shares sold	193,863	139,159
Receivable for dividends	269,259	0
Receivable for daily variation margin on open futures contracts	125,542	37,078
Prepaid expenses and other assets	65,621	54,384

Total assets	372,305,761	540,633,661

Liabilities
Payable for Portfolio shares redeemed	976,968	974,189
Distribution fee payable	226,254	326,857
Payable for investments purchased	195,466	166,045
Management fee payable	71,674	108,273
Administration fees payable	64,545	92,062
Trustees’ fees and expenses payable	2,158	2,317
Payable for daily variation margin on open futures contracts	0	0
Shareholder servicing fees payable	76,839	109,597
Accrued expenses and other liabilities	16,757	18,142

Total liabilities	1,630,661	1,797,482

Total net assets	$370,675,100	$538,836,179

NET ASSETS CONSIST OF
Paid-in capital	$342,498,237	$371,340,334
Undistributed (accumulated) net investment income (loss)	185,912	(4,117,558)
Accumulated net realized gains on investments	22,618,272	145,478,638
Net unrealized gains on investments	5,372,679	26,134,765

Total net assets	$370,675,100	$538,836,179

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$7,022,939	$3,163,187
Shares outstanding – Class A1	655,502	133,425
Net asset value per share – Class A	$10.71	$23.71
Maximum offering price per share – Class A2	$11.36	$25.16
Net assets – Class C	$363,652,161	$535,672,992
Shares outstanding – Class C1	33,916,394	22,727,804
Net asset value per share – Class C	$10.72	$23.57

Investments in affiliated Master Portfolios, at cost	$194,132,284	$269,219,973

Investments in unaffiliated Underlying Funds and securities, at cost	$146,311,785	$140,131,721

Investments in affiliated Underlying Funds, at cost	$25,728,707	$104,837,455

[1]	Each Portfolio has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	45

WealthBuilder Growth Allocation Fund	WealthBuilder Growth Balanced Fund	WealthBuilder Moderate Balanced Fund

$190,907,636	$410,321,801	$325,568,155
142,438,088	306,890,396	250,659,876
70,578,798	119,283,273	69,818,283
78,847	264,449	213,689
108,166	192,405	524,401
50,775	252,727	274,336
131,782	282,090	219,243
93,658	29,041	100,187

404,387,750	837,516,182	647,378,170

535,646	1,588,929	996,415
246,161	513,150	397,429
191,260	242,191	464,007
78,672	171,599	133,003
69,126	144,143	111,723
2,153	2,154	2,199
0	1,420	0
82,293	171,599	133,004
19,913	22,620	15,393

1,225,224	2,857,805	2,253,173

$403,162,526	$834,658,377	$645,124,997

$305,302,577	$662,203,178	$552,401,909
(299,490)	4,642,898	480,918
82,385,245	142,454,105	77,773,621
15,774,194	25,358,196	14,468,549

$403,162,526	$834,658,377	$645,124,997

$1,263,302	$2,695,649	$2,610,628
79,382	176,906	211,754
$15.91	$15.24	$12.33
$16.88	$16.17	$13.08
$401,899,224	$831,962,728	$642,514,369
25,396,102	54,925,225	52,074,710
$15.83	$15.15	$12.34

$193,452,874	$416,770,750	$329,800,673

$130,315,263	$285,007,450	$237,691,252

$64,530,534	$109,688,970	$64,347,614

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo WealthBuilder Funds	Statements of operations—six months ended November 30, 2017 (unaudited)

	WealthBuilder Conservative Allocation Fund	WealthBuilder Equity Fund

Investment income
Dividends from unaffiliated Underlying Funds	$2,434,433	$1,650,388
Interest allocated from affiliated Master Portfolios	1,279,852	150
Dividends from affiliated Underlying Funds	1,231,039	75,878
Dividends allocated from affiliated Master Portfolios*	117,992	755,824
Affiliated income allocated from affiliated Master Portfolios	28,202	41,810
Interest	1,847	3,773
Expenses allocated from affiliated Master Portfolios	(229,600)	(321,118)
Waivers allocated from affiliated Master Portfolios	2,690	3

Total investment income	4,866,455	2,206,708

Expenses
Management fee	498,619	666,688
Administration fees
Class A	6,099	2,468
Class C	412,741	557,550
Shareholder servicing fees
Class A	7,261	2,938
Class C	491,358	663,750
Distribution fee
Class C	1,474,075	1,991,251
Custody and accounting fees	29,935	41,708
Professional fees	16,532	17,092
Registration fees	27,697	26,348
Shareholder report expenses	15,315	12,391
Trustees’ fees and expenses	10,973	10,719
Interest expense	426	0
Other fees and expenses	6,049	6,789

Total expenses	2,997,080	3,999,692
Less: Fee waivers and/or expense reimbursements	(26,723)	(8,376)

Net expenses	2,970,357	3,991,316

Net investment income (loss)	1,896,098	(1,784,608)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated Underlying Funds	22,298,218	113,325,395
Securities transactions allocated from affiliated Master Portfolios	2,224,801	13,272,130
Affiliated Underlying Funds	56,230	14,138,458
Futures transactions	249,388	(72,550)
Capital gain distributions from affiliated Underlying Funds	436,325	2,762,775

Net realized gains on investments	25,264,962	143,426,208

Net change in unrealized gains (losses) on:
Unaffiliated Underlying Funds	(17,139,819)	(89,457,937)
Securities transactions allocated from affiliated Master Portfolios	(794,215)	(1,552,293)
Affiliated Underlying Funds	189,761	1,808,794
Futures transactions	203,306	(47,919)

Net change in unrealized gains (losses) on investments	(17,540,967)	(89,249,355)

Net realized and unrealized gains (losses) on investments	7,723,995	54,176,853

Net increase in net assets resulting from operations	$9,620,093	$52,392,245

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$5,669	$34,268

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2017 (unaudited)	Wells Fargo WealthBuilder Funds	47

WealthBuilder Growth Allocation Fund	WealthBuilder Growth Balanced Fund	WealthBuilder Moderate Balanced Fund

$2,112,363	$5,255,688	$4,088,701
253,109	1,305,279	1,580,436
156,984	803,730	1,384,801
456,260	726,933	385,426
29,758	62,946	48,498
4,891	9,024	6,283
(230,518)	(494,930)	(386,871)
524	2,709	3,336

2,783,371	7,671,379	7,110,610

503,067	1,068,246	844,663

853	2,207	1,899
421,724	895,119	707,618

1,015	2,627	2,261
502,052	1,065,618	842,403

1,506,157	3,196,855	2,527,208
24,875	36,603	28,290
16,280	16,282	16,532
24,251	34,164	25,699
21,373	38,340	25,499
10,873	10,873	10,881
0	0	0
4,752	8,075	8,716

3,037,272	6,375,009	5,041,669
(21,913)	(4)	(5)

3,015,359	6,375,005	5,041,664

(231,988)	1,296,374	2,068,946

54,558,629	116,052,645	62,264,003
8,221,581	13,247,351	7,061,262
12,474,751	4,173,289	1,372,064
192,317	570,360	519,165
1,666,538	2,689,275	1,457,754

77,113,816	136,732,920	72,674,248

(46,071,474)	(84,500,950)	(45,322,253)
(1,174,262)	(2,257,380)	(1,511,532)
3,163,020	2,673,500	1,458,921
250,316	549,609	440,972

(43,832,400)	(83,535,221)	(44,933,892)

33,281,416	53,197,699	27,740,356

$33,049,428	$54,494,073	$29,809,302

$20,764	$33,425	$18,042

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo WealthBuilder Funds	Statements of changes in net assets

	WealthBuilder Conservative Allocation Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$1,896,098			$3,536,648
Net realized gains on investments		25,264,962			5,817,889
Net change in unrealized gains (losses) on investments		(17,540,967)			11,394,116

Net increase in net assets resulting from operations		9,620,093			20,748,653

Distributions to shareholders from
Net investment income
Class A		(54,322)			(739)[1]
Class C		(1,661,257)			(4,476,555)[2]
Net realized gains
Class C		0			(8,245,255)[2]

Total distributions to shareholders		(1,715,579)			(12,722,549)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	250,926	2,662,773	457,308	[1]	4,802,496 [1]
Class C	542,979	5,769,717	50,250,800	[2]	520,007,901 [2]

		8,432,490			524,810,397

Reinvestment of distributions
Class A	5,042	53,467	71	[1]	739 [1]
Class C	155,795	1,652,899	1,234,251	[2]	12,700,459 [2]

		1,706,366			12,701,198

Payment for shares redeemed
Class A	(25,291)	(268,512)	(32,554)[1]		(340,032)[1]
Class C	(7,254,775)	(76,968,240)	(61,728,204)[2]		(639,161,083)[2]

		(77,236,752)			(639,501,115)

Net decrease in net assets resulting from capital share transactions		(67,097,896)			(101,989,520)

Total decrease in net assets		(59,193,382)			(93,963,416)

Net assets
Beginning of period		429,868,482			523,831,898

End of period		$370,675,100			$429,868,482

Undistributed net investment income		$185,912			$5,393

[1]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[2]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo WealthBuilder Funds	49

	WealthBuilder Equity Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment loss		$(1,784,608)			$(1,920,775)
Net realized gains on investments		143,426,208			20,271,820
Net change in unrealized gains (losses) on investments		(89,249,355)			63,927,817

Net increase in net assets resulting from operations		52,392,245			82,278,862

Distributions to shareholders from
Net realized gains
Class C		0			(125,172)[1]

Total distributions to shareholders		0			(125,172)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	61,189	1,372,340	78,426	[2]	1,611,783 [2]
Class C	274,939	6,127,712	28,597,801	[1]	574,900,038 [1]

		7,500,052			576,511,821

Reinvestment of distributions
Class C	0	0	6,405	[1]	125,081 [1]

		0			125,081

Payment for shares redeemed
Class A	(5,727)	(132,590)	(463)[2]		(9,821)[2]
Class C	(2,470,857)	(55,046,025)	(33,935,947)[1]		(679,214,430)[1]

		(55,178,615)			(679,224,251)

Net asset value of shares issued in acquisition
Class C	0	0	7,072,695	[1]	131,447,569 [1]

Net increase (decrease) in net assets resulting from capital share transactions		(47,678,563)			28,860,220

Total increase in net assets		4,713,682			111,013,910

Net assets
Beginning of period		534,122,497			423,108,587

End of period		$538,836,179			$534,122,497

Accumulated net investment loss		$(4,117,558)			$(2,332,950)

[1]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

[2]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo WealthBuilder Funds	Statements of changes in net assets

	WealthBuilder Growth Allocation Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment loss		$(231,988)			$(267,252)
Net realized gains on investments		77,113,816			9,399,541
Net change in unrealized gains (losses) on investments		(43,832,400)			45,274,305

Net increase in net assets resulting from operations		33,049,428			54,406,594

Distributions to shareholders from
Net investment income
Class A		0			0 [1]
Class C		0			0 [2]
Net realized gains
Class A		0			0 [1]
Class C		0			(18,928,747)[2]

Total distributions to shareholders		0			(18,928,747)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	63,476	967,482	25,122	[1]	359,510 [1]
Class C	513,007	7,774,381	32,208,678	[2]	447,915,098 [2]

		8,741,863			448,274,608

Reinvestment of distributions
Class C	0	0	1,397,714	[2]	18,911,060 [2]

		0			18,911,060

Payment for shares redeemed
Class A	(8,552)	(133,437)	(664)[1]		(9,605)[1]
Class C	(2,765,127)	(41,849,478)	(38,049,843)[2]		(528,927,356)[2]

		(41,982,915)			(528,936,961)

Net decrease in net assets resulting from capital share transactions		(33,241,052)			(61,751,293)

Total decrease in net assets		(191,624)			(26,273,446)

Net assets
Beginning of period		403,354,150			429,627,596

End of period		$403,162,526			$403,354,150

Accumulated net investment loss		$(299,490)			$(67,502)

[1]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[2]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo WealthBuilder Funds	51

	WealthBuilder Growth Balanced Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$1,296,374			$2,802,541
Net realized gains on investments		136,732,920			20,513,115
Net change in unrealized gains (losses) on investments		(83,535,221)			73,145,180

Net increase in net assets resulting from operations		54,494,073			96,460,836

Distributions to shareholders from
Net realized gains
Class C		0			(35,479,631)[1]

Total distributions to shareholders		0			(35,479,631)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	83,681	1,230,727	103,213	[2]	1,431,956 [2]
Class C	860,964	12,616,678	71,739,520	[1]	980,884,168 [1]

		13,847,405			982,316,124

Reinvestment of distributions
Class C	0	0	2,655,063	[1]	35,471,638 [1]

		0			35,471,638

Payment for shares redeemed
Class A	(9,593)	(144,125)	(395)[2]		(5,470)[2]
Class C	(7,014,073)	(102,753,922)	(86,052,576)[1]		(1,176,480,729)[1]

		(102,898,047)			(1,176,486,199)

Net decrease in net assets resulting from capital share transactions		(89,050,642)			(158,698,437)

Total decrease in net assets		(34,556,569)			(97,717,232)

Net assets
Beginning of period		869,214,946			966,932,178

End of period		$834,658,377			$869,214,946

Undistributed net investment income		$4,642,898			$3,346,524

[1]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

[2]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo WealthBuilder Funds	Statements of changes in net assets

	WealthBuilder Moderate Balanced Fund
	Six months ended November 30, 2017 (unaudited)		Year ended May 31, 2017

Operations
Net investment income		$2,068,946			$4,059,161
Net realized gains on investments		72,674,248			12,996,159
Net change in unrealized gains (losses) on investments		(44,933,892)			40,408,275

Net increase in net assets resulting from operations		29,809,302			57,463,595

Distributions to shareholders from
Net investment income
Class A		(10,395)			(1,842)[1]
Class C		(1,593,192)			(5,341,699)[2]
Net realized gains
Class C		0			(23,319,535)[2]

Total distributions to shareholders		(1,603,587)			(28,663,076)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	166,815	2,007,242	67,971	[1]	790,432 [1]
Class C	732,435	8,858,368	70,643,892	[2]	816,513,509 [2]

		10,865,610			817,303,941

Reinvestment of distributions
Class A	858	10,308	160	[1]	1,842 [1]
Class C	132,771	1,590,232	2,512,330	[2]	28,613,114 [2]

		1,600,540			28,614,956

Payment for shares redeemed
Class A	(23,541)	(286,188)	(509)[1]		(5,998)[1]
Class C	(8,574,434)	(103,344,735)	(86,476,558)[2]		(999,847,006)[2]

		(103,630,923)			(999,853,004)

Net decrease in net assets resulting from capital share transactions		(91,164,773)			(153,934,107)

Total decrease in net assets		(62,959,058)			(125,133,588)

Net assets
Beginning of period		708,084,055			833,217,643

End of period		$645,124,997			$708,084,055

Undistributed net investment income		$480,918			$15,559

[1]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[2]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

54	Wells Fargo WealthBuilder Funds	Financial highlights

WealthBuilder Conservative Allocation Fund	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$10.52	0.09	0.20	(0.10)	0.00	$10.71
Year ended May 31, 2017[4]	$10.34	0.04	0.18	(0.04)	0.00	$10.52
Class C5
Six months ended November 30, 2017 (unaudited)	$10.51	0.05	0.21	(0.05)	0.00	$10.72
Year ended May 31, 2017	$10.33	0.07	0.38	(0.10)	(0.17)	$10.51
Year ended May 31, 2016	$10.82	0.07	(0.20)	(0.08)	(0.28)	$10.33
Year ended May 31, 2015	$10.92	0.04	0.15	(0.05)	(0.24)	$10.82
Year ended May 31, 2014	$10.95	0.03	0.42	(0.05)	(0.43)	$10.92
Year ended May 31, 2013	$10.57	0.06	0.59	(0.08)	(0.19)	$10.95

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.12%	0.11%[4]	N/A	N/A	N/A	N/A
Class C5	0.11%	0.11%	0.11%	0.11%	0.09%	0.10%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[5]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo WealthBuilder Funds	55

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.68%	0.77%	0.75%	2.77%	108%	$7,023
1.34%	0.76%	0.75%	2.14%	175%	$4,468

0.94%	1.51%	1.50%	2.43%	108%	$363,652
0.72%	1.50%	1.50%	4.42%	175%	$425,400
0.68%	1.51%	1.50%	(1.11)%	198%	$523,832
0.34%	1.55%	1.50%	1.75%	169%	$545,059
0.32%	1.55%	1.50%	4.19%	139%	$580,937
0.53%	1.54%	1.50%	6.19%	128%	$659,977

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo WealthBuilder Funds	Financial highlights

WealthBuilder Equity Fund	Beginning net asset value per share	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$21.41	0.02	2.28	0.00	0.00	$23.71
Year ended May 31, 2017[4]	$20.15	(0.02)[5]	1.28	0.00	0.00	$21.41
Class C6
Six months ended November 30, 2017 (unaudited)	$21.36	(0.07)[5]	2.28	0.00	0.00	$23.57
Year ended May 31, 2017	$18.25	(0.07)	3.19	0.00	(0.01)	$21.36
Year ended May 31, 2016	$19.44	(0.08)	(1.11)	0.00	0.00	$18.25
Year ended May 31, 2015	$18.07	(0.08)	1.45	0.00	0.00	$19.44
Year ended May 31, 2014	$15.61	(0.08)	2.54	0.00	0.00	$18.07
Year ended May 31, 2013	$13.12	(0.07)	2.58	(0.02)	0.00	$15.61

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.12%	0.12%[4]	N/A	N/A	N/A	N/A
Class C6	0.12%	0.12%	0.12%	0.12%	0.13%	0.17%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from February 10, 2017 (commencement of operations) to May 31, 2017

[5]	Calculated based upon average shares outstanding.

[6]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo WealthBuilder Funds	57

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

0.10%	0.75%	0.75%	10.74%	44%	$3,163
(0.30)%	0.75%	0.75%	6.25%	30%	$1,669

(0.65)%	1.50%	1.50%	10.35%	44%	$535,673
(0.37)%	1.50%	1.50%	17.07%	30%	$532,454
(0.46)%	1.51%	1.50%	(6.12)%	27%	$423,109
(0.44)%	1.55%	1.50%	7.58%	27%	$452,296
(0.45)%	1.56%	1.50%	15.76%	23%	$421,949
(0.49)%	1.56%	1.50%	19.16%	67%	$371,334

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo WealthBuilder Funds	Financial highlights

WealthBuilder Growth Allocation Fund	Beginning net asset value per share	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$14.60	0.04	[4]	1.27	0.00	0.00	$15.91
Year ended May 31, 2017[5]	$13.92	0.01	[4]	0.67	0.00	0.00	$14.60
Class C6
Six months ended November 30, 2017 (unaudited)	$14.58	(0.01)		1.26	0.00	0.00	$15.83
Year ended May 31, 2017	$13.39	(0.01	) [4]	1.84	0.00	(0.64)	$14.58
Year ended May 31, 2016	$14.92	(0.01)		(0.71)	(0.04)	(0.77)	$13.39
Year ended May 31, 2015	$14.78	(0.02)		0.89	(0.12)	(0.61)	$14.92
Year ended May 31, 2014	$13.08	(0.03)		1.89	(0.00)[7]	(0.16)	$14.78
Year ended May 31, 2013	$10.87	(0.01)		2.23	(0.01)	0.00	$13.08

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.11%	0.11%[5]	N/A	N/A	N/A	N/A
Class C6	0.11%	0.11%	0.11%	0.11%	0.12%	0.15%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	Calculated based upon average shares outstanding.

[5]	For the period from February 10, 2017 (commencement of operations) to May 31, 2017

[6]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

[7]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo WealthBuilder Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)	Gross expenses[1]	Net expenses[1]

1.10%	0.76%	0.75%	8.97%	59%	$1,263
0.16%	0.76%	0.75%	4.89%	58%	$357

(0.10)%	1.51%	1.50%	8.50%	59%	$401,899
(0.06)%	1.51%	1.50%	14.05%	58%	$402,997
(0.06)%	1.51%	1.50%	(4.79)%	59%	$429,628
(0.20)%	1.55%	1.50%	6.14%	53%	$451,139
(0.19)%	1.57%	1.50%	14.28%	60%	$402,238
(0.13)%	1.57%	1.50%	20.39%	98%	$324,723

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo WealthBuilder Funds	Financial highlights

WealthBuilder Growth Balanced Fund	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$14.24	0.07	0.93	0.00	0.00	$15.24
Year ended May 31, 2017[4]	$13.68	0.01	0.55	0.00	0.00	$14.24
Class C5
Six months ended November 30, 2017 (unaudited)	$14.21	0.03	0.91	0.00	0.00	$15.15
Year ended May 31, 2017	$13.29	0.05	1.40	0.00	(0.53)	$14.21
Year ended May 31, 2016	$14.52	0.03	(0.53)	(0.06)	(0.67)	$13.29
Year ended May 31, 2015	$14.42	0.01	0.67	(0.10)	(0.48)	$14.52
Year ended May 31, 2014	$12.90	0.01	1.55	(0.04)	0.00	$14.42
Year ended May 31, 2013	$10.97	0.01	1.95	(0.03)	0.00	$12.90

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.12%	0.11%[4]	N/A	N/A	N/A	N/A
Class C5	0.12%	0.11%	0.11%	0.11%	0.12%	0.15%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[5]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo WealthBuilder Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.02%	0.75%	0.74%	7.02%	76%	$2,696
0.54%	0.74%	0.74%	4.09%	102%	$1,464

0.30%	1.49%	1.49%	6.62%	76%	$831,963
0.30%	1.49%	1.49%	11.14%	102%	$867,751
0.26%	1.49%	1.49%	(3.39)%	100%	$966,932
0.06%	1.54%	1.50%	4.89%	89%	$1,018,411
0.04%	1.54%	1.50%	12.07%	94%	$936,593
0.06%	1.54%	1.50%	17.85%	117%	$788,285

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo WealthBuilder Funds	Financial highlights

WealthBuilder Moderate Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2017 (unaudited)	$11.83	0.06		0.52	(0.08)	0.00	$12.33
Year ended May 31, 2017[4]	$11.56	0.07		0.28	(0.08)	0.00	$11.83
Class C5
Six months ended November 30, 2017 (unaudited)	$11.83	0.04		0.50	(0.03)	0.00	$12.34
Year ended May 31, 2017	$11.40	0.06		0.80	(0.08)	(0.35)	$11.83
Year ended May 31, 2016	$12.19	0.05		(0.30)	(0.07)	(0.47)	$11.40
Year ended May 31, 2015	$12.21	0.03		0.39	(0.07)	(0.37)	$12.19
Year ended May 31, 2014	$12.03	0.02		0.91	(0.04)	(0.71)	$12.21
Year ended May 31, 2013	$10.96	0.04	[6]	1.21	(0.06)	(0.12)	$12.03

[1]	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Six months ended November 30, 2017 (unaudited)	Year ended May 31
		2017	2016	2015	2014	2013
Class A	0.12%	0.11%[4]	N/A	N/A	N/A	N/A
Class C5	0.11%	0.11%	0.11%	0.11%	0.10%	0.12%

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and included in the portfolio turnover calculation.

[4]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017

[5]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.

[6]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo WealthBuilder Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.30%	0.75%	0.75%	4.96%	92%	$2,611
1.03%	0.74%	0.74%	3.06%	136%	$800

0.61%	1.49%	1.49%	4.55%	92%	$642,514
0.52%	1.49%	1.49%	7.75%	136%	$707,284
0.48%	1.49%	1.49%	(2.02)%	150%	$833,218
0.21%	1.55%	1.50%	3.44%	129%	$893,175
0.17%	1.54%	1.50%	7.94%	110%	$867,327
0.34%	1.54%	1.50%	11.42%	115%	$799,251

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo WealthBuilder Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo WealthBuilder Conservative Allocation Fund (“WealthBuilder Conservative Allocation Fund”), Wells Fargo WealthBuilder Equity Fund (“WealthBuilder Equity Fund”), Wells Fargo WealthBuilder Growth Allocation Fund (“WealthBuilder Growth Allocation Fund” ), Wells Fargo WealthBuilder Growth Balanced Fund (“WealthBuilder Growth Balanced Fund” ) and Wells Fargo WealthBuilder Moderate Balanced Fund (“WealthBuilder Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund is a fund-of-funds that may invest in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and each Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the affiliated mutual funds or by contacting the servicing agent of the unaffiliated mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Funds	65

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund may enter into futures contracts and may be subject to interest rate risk, equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. A Fund may buy and sell futures contracts in order to effect tactical allocations changes in a Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Portfolio records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

66	Wells Fargo WealthBuilder Funds	Notes to financial statements (unaudited)

As of November 30, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
WealthBuilder Conservative Allocation Fund	$368,235,108	$12,889,119	$(9,578,772)	$3,310,347
WealthBuilder Equity Fund	392,122,946	170,370,705	(22,169,737)	148,200,968
WealthBuilder Growth Allocation Fund	391,047,980	24,380,811	(11,652,612)	12,728,199
WealthBuilder Growth Balanced Fund	813,247,764	59,619,889	(36,042,287)	23,577,602
WealthBuilder Moderate Balanced Fund	632,469,730	33,787,261	(19,948,903)	13,838,358

As of May 31, 2017, WealthBuilder Equity Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $2,894,695 which expires in 2018.

At May 31, 2017, late-year ordinary losses which were recognized on the first day of the current fiscal year were as follows:

Late-year ordinary losses deferred
WealthBuilder Equity Fund	$(2,428,822)
WealthBuilder Growth Allocation Fund	(87,088)

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Funds	67

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Conservative Allocation Fund
Assets

Investments in:

Exchanged-traded funds	$93,833,259	$0	$0	$93,833,259

Investment companies	84,423,179	0	0	84,423,179

Short-term investments
Investment companies	843,417	0	0	843,417
U.S. Treasury securities	264,173	0	0	264,173
Investments measured at net asset value*				192,031,075
	179,364,028	0	0	371,395,103
Futures contracts	125,542	0	0	125,542
Total assets	$179,489,570	$0	$0	$371,520,645

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $192,031,075. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Equity Fund
Assets

Investments in:

Exchanged-traded funds	$111,432,180	$0	$0	$111,432,180

Investment companies	160,544,832	0	0	160,544,832

Short-term investments
Investment companies	2,534,838	0	0	2,534,838
U.S. Treasury securities	89,719	0	0	89,719
Investments measured at net asset value*				265,770,264
	274,601,569	0	0	540,371,833
Futures contracts	37,078	0	0	37,078
Total assets	$274,638,647	$0	$0	$540,408,911

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $265,770,264. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

68	Wells Fargo WealthBuilder Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Growth Allocation Fund
Assets

Investments in:

Exchanged-traded funds	$90,535,613	$0	$0	$90,535,613

Investment companies	121,146,530	0	0	121,146,530

Short-term investments
Investment companies	1,030,695	0	0	1,030,695
U.S. Treasury securities	304,048	0	0	304,048
Investments measured at net asset value*				190,907,636

	213,016,886	0	0	403,924,522
Futures contracts	131,782	0	0	131,782
Total assets	$213,148,668	$0	$0	$404,056,304

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $190,907,636. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Growth Balanced Fund
Assets

Investments in:

Exchanged-traded funds	$190,707,474	$0	$0	$190,707,474

Investment companies	232,480,460	0	0	232,480,460

Short-term investments
Investment companies	2,387,608	0	0	2,387,608
U.S. Treasury securities	598,127	0	0	598,127
Investments measured at net asset value*				410,321,801

	426,173,669	0	0	836,495,470
Futures contracts	282,090	0	0	282,090
Total assets	$426,455,759	$0	$0	$836,777,560
Liabilities

Futures contracts	$1,420	$0	$0	$1,420
Total liabilities	$1,420	$0	$0	$1,420

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $410,321,801. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Funds	69

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Moderate Balanced Fund
Assets

Investments in:

Exchanged-traded funds	$155,337,958	$0	$0	$155,337,958

Investment companies	163,371,150	0	0	163,371,150

Short-term investments
Investment companies	1,315,471	0	0	1,315,471
U.S. Treasury securities	453,580	0	0	453,580
Investments measured at net asset value*				325,568,155

	320,478,159	0	0	646,046,314
Futures contracts	219,243	0	0	219,243
Total assets	$320,697,402	$0	$0	$646,265,557

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $325,568,155. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the

70	Wells Fargo WealthBuilder Funds	Notes to financial statements (unaudited)

investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.25% and declining to 0.18% as the average daily net assets of each Fund increase. For the six months ended November 30, 2017, the management fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to and is entitled to receive a fee from each affiliated Master Portfolio and affiliated Underlying Fund for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is paid an annual subadvisory fee of 0.15% of each Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a fee at an annual rate of 0.21% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Funds Management has committed through September 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 0.75% for Class A shares and 1.50% for Class C shares. Acquired fund fees and expenses (including net expenses from affiliated Master Portfolios) are excluded from the expense caps. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2017, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges. No contingent deferred sales charges were incurred by Class A shares for the six months ended November 30, 2017.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
WealthBuilder Conservative Allocation Fund	$6,859	$227
WealthBuilder Equity Fund	1,535	3,774
WealthBuilder Growth Allocation Fund	2,279	2,084
WealthBuilder Growth Balanced Fund	1,631	553
WealthBuilder Moderate Balanced Fund	1,238	219

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Funds	71

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2017 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
WealthBuilder Conservative Allocation Fund	$238,307,427	$244,282,927	$224,985,360	$352,663,802
WealthBuilder Equity Fund	0	239,831,671	0	449,107,495
WealthBuilder Growth Allocation Fund	50,234,080	195,616,205	47,421,224	329,540,217
WealthBuilder Growth Balanced Fund	248,500,244	444,932,542	234,606,267	706,251,379
WealthBuilder Moderate Balanced Fund	302,985,771	376,858,834	286,045,106	574,656,329

*	The Funds seek to achieve their investment objective by investing some of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales in Underlying Funds in which the Funds invest are actual aggregate purchases and sales of those investments.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2017, the Funds entered into futures contracts for to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

	WealthBuilder Conservative Allocation Fund	WealthBuilder Equity Fund	WealthBuilder Growth Allocation Fund	WealthBuilder Growth Balanced Fund	WealthBuilder Moderate Balanced Fund
Average notional balance on long futures	$2,803,086	$18,410,550	$11,290,920	$18,047,715	$9,632,765
Average notional balance on short futures	(19,709,607)	(1,357,660)	(30,765,839)	(64,998,426)	(51,954,239)

On November 30, 2017, the cumulative unrealized gains (losses) on futures contracts are reflected in net unrealized gains on investments on the Statements of Assets and Liabilities for each Fund. The receivable/payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains/losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

WealthBuilder Equity Fund, was only exposed to equity risk during the six months ended November 30, 2017. The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

The fair value of derivative instruments as of November 30, 2017 was as follows for WealthBuilder Conservative Allocation Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Equity risk	Receivable for daily variation margin on open futures contracts	$31,042	*	Payable for daily variation margin on open futures contracts	$0	*
Interest rate risk	Receivable for daily variation margin on open futures contracts	94,500	*	Payable for daily variation margin on open futures contracts	0	*
		$125,542			$0

*	Only the current day’s variation margin as of November 30, 2017 is reported separately on the Statements of Assets and Liabilities.

72	Wells Fargo WealthBuilder Funds	Notes to financial statements (unaudited)

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2017 was as follows for WealthBuilder Conservative Allocation Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$156,323	$0
Interest rate risk	93,065	203,306
	$249,388	$203,306

The fair value of derivative instruments as of November 30, 2017 was as follows for WealthBuilder Growth Allocation Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Equity risk	Receivable for daily variation margin on open futures contracts	$32,641	*	Payable for daily variation margin on open futures contracts	$0	*
Interest rate risk	Receivable for daily variation margin on open futures contracts	99,141	*	Payable for daily variation margin on open futures contracts	0	*
		$131,782			$0

*	Only the current day’s variation margin as of November 30, 2017 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2017 was as follows for WealthBuilder Growth Allocation Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$50,868	$(9,393)
Interest rate risk	141,449	157,736
	$192,317	$250,316

The fair value of derivative instruments as of November 30, 2017 was as follows for WealthBuilder Growth Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Equity risk	Receivable for daily variation margin on open futures contracts	$71,996	*	Payable for daily variation margin on open futures contracts	$1,420	*
Interest rate risk	Receivable for daily variation margin on open futures contracts	210,094	*	Payable for daily variation margin on open futures contracts	0	*
		$282,090			$1,420

*	Only the current day’s variation margin as of November 30, 2017 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2017 was as follows for WealthBuilder Growth Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$285,039	$(4,368)
Interest rate risk	285,321	553,977
	$570,360	$549,609

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Funds	73

The fair value of derivative instruments as of November 30, 2017 was as follows for WealthBuilder Moderate Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Equity risk	Receivable for daily variation margin on open futures contracts	$54,712	*	Payable for daily variation margin on open futures contracts	$0	*
Interest rate risk	Receivable for daily variation margin on open futures contracts	164,531	*	Payable for daily variation margin on open futures contracts	0	*
		$219,243			$0

*	Only the current day’s variation margin as of November 30, 2017 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2017 was as follows for WealthBuilder Moderate Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$306,988	$0
Interest rate risk	212,177	440,972
	$519,165	$440,972

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Funds and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
WealthBuilder Conservative Allocation Fund	Goldman Sachs	$125,542	$0	$0	$125,542
WealthBuilder Equity Fund	Goldman Sachs	37,078	0	0	37,078
WealthBuilder Growth Allocation Fund	Goldman Sachs	131,782	0	0	131,782
WealthBuilder Growth Balanced Fund	Goldman Sachs	282,090	(1,420)	0	280,670
WealthBuilder Moderate Balanced Fund	Goldman Sachs	219,243	0	0	219,243

	Counterparty	Gross amounts of Liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of liabilities
WealthBuilder Growth Balanced Fund	Goldman Sachs	$1,420	$(1,420)	$0	$0

74	Wells Fargo WealthBuilder Funds	Notes to financial statements (unaudited)

7. ACQUISITION

After the close of business on July 22, 2016, Wells Fargo WealthBuilder Tactical Equity Portfolio (“WealthBuilder Tactical Equity Portfolio”) acquired the net assets of WealthBuilder Equity Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of WealthBuilder Equity Portfolio for 7,072,695 shares of WealthBuilder Tactical Equity Portfolio valued at $131,447,569 at an exchange ratio of 0.81. The investment portfolio of WealthBuilder Equity Portfolio with a fair value of $116,820,114, identified cost of $94,433,807 and unrealized gains of $22,386,307 at July 22, 2016 were the principal assets acquired by WealthBuilder Tactical Equity Portfolio. The aggregate net assets of WealthBuilder Equity Portfolio and WealthBuilder Tactical Equity Portfolio immediately prior to the acquisition were $131,447,569 and $362,873,519, respectively. The aggregate net assets of WealthBuilder Tactical Equity Portfolio immediately after the acquisition were $494,321,088. For financial reporting purposes, assets received and shares issued by WealthBuilder Tactical Equity Portfolio were recorded at fair value; however, the cost basis of the investments received from WealthBuilder Equity Portfolio was carried forward to align ongoing reporting of WealthBuilder Tactical Equity Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. In addition to the acquisition transaction, WealthBuilder Tactical Equity Portfolio changed its name to WealthBuilder Equity Portfolio which was subsequently changed to WealthBuilder Equity Fund.

Assuming the acquisition had been completed June 1, 2016, the beginning of the annual reporting period for WealthBuilder Equity Fund, the pro forma results of operations for the year ended May 31, 2017 would have been:

Net investment loss	$(1,606,565)
Net realized and unrealized gains on investments	83,075,237
Net increase in net assets resulting from operations	$81,468,672

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

During the six months ended November 30, 2017, WealthBuilder Conservative Allocation Fund had average borrowings outstanding of $17,247 (on an annualized basis) at an average rate of 2.47% and paid interest in the amount of $426.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On December 28, 2017, the Funds declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 27, 2017. The per share amounts payable on December 29, 2017 were as follows:

	WealthBuilder Conservative Allocation Fund	WealthBuilder Equity Fund	WealthBuilder Growth Allocation Fund	WealthBuilder Growth Balanced Fund	WealthBuilder Moderate Balanced Fund
Short-term capital gains
Class A	$0.04516	$0.00000	$0.08457	$0.08292	$0.06174
Class C	0.04516	0.00000	0.08457	0.08292	0.06174

Long-term capital gains
Class A	$0.45938	$3.55332	$1.84798	$1.54697	$0.94759
Class C	0.45938	3.55332	1.84798	1.54697	0.94759

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Funds	75

On December 28, 2017, the Funds declared distributions from net investment income to shareholders of record on December 27, 2017. The per share amounts payable on December 29, 2017 were as follows:

	WealthBuilder Conservative Allocation Fund	WealthBuilder Growth Allocation Fund	WealthBuilder Growth Balanced Fund	WealthBuilder Moderate Balanced Fund
Net investment income
Class A	$0.04169	$0.29721	$0.42044	$0.22758
Class C	0.03849	0.01245	0.14141	0.01712

These distributions are not reflected in the accompanying financial statements.

76	Wells Fargo WealthBuilder Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo WealthBuilder Funds	77

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, since 1998; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust

78	Wells Fargo WealthBuilder Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo WealthBuilder Funds	79

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Pamela Wheelock****** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Peter Gordon retired on December 31, 2017.

****	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny became Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

80	Wells Fargo WealthBuilder Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

307652 01-18 SWBP/SAR102 11-17

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	Andrew Owen
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
President

Date:	January 25, 2018

By:	/s/ Nancy Wiser
Treasurer

Date:	January 25, 2018

By:	/s/ Jeremy DePalma
Treasurer

Date:	January 25, 2018